UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 31 of its series:

Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, Wells Fargo Dynamic Target 2060 Fund, Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, Wells Fargo Target 2060 Fund, Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, and Wells Fargo U.S. Core Bond Fund.

Date of reporting period: August 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2019

Target Date Retirement Funds

∎	Wells Fargo Target Today Fund

∎	Wells Fargo Target 2010 Fund

∎	Wells Fargo Target 2015 Fund

∎	Wells Fargo Target 2020 Fund

∎	Wells Fargo Target 2025 Fund

∎	Wells Fargo Target 2030 Fund

∎	Wells Fargo Target 2035 Fund

∎	Wells Fargo Target 2040 Fund

∎	Wells Fargo Target 2045 Fund

∎	Wells Fargo Target 2050 Fund

∎	Wells Fargo Target 2055 Fund

∎	Wells Fargo Target 2060 Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“In February 2019, signs of slowing global growth grew more ominous.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Target Date Funds for the six-month period that ended August 31, 2019. U.S. stock and global bond investors generally saw markets whipsawed by intensifying market volatility, global economic growth concerns, international trade staredowns, and simmering geopolitical tensions.

Overall, fixed-income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.15% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 dropped 0.82%. The MSCI EM Index (Net)3 fell by 4.68%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 8.02%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 5.05%, the Bloomberg Barclays Municipal Bond Index6 gained 6.24%, and the ICE BofAML U.S. High Yield Index7 added 4.51%.

Investors grew more concerned about global growth in February 2019.

In February 2019, signs of slowing global growth grew more ominous. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth for 2019 since the financial crisis. China and the U.S. continued to wrangle over trade issues. By the end of the first quarter of 2019, more accommodative U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics encouraged domestic investors.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit contretemps caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)

As the summer months advanced, investors appeared to be encouraged by events.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July.

Later in July, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July 2019 with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from discouraging to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown continued to mount as central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Target Date Retirement Funds  |  3

Performance highlights (unaudited)

Wells Fargo Target Date Funds

Investment objective

Each Fund seeks total return over time, consistent with its strategic target asset allocation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date. The Funds will indirectly be exposed to all of the risks of an investment in the affiliated master portfolios and will bear expenses of the underlying affiliated master portfolios.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Funds and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage-and asset-backed securities risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target Today Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STWRX)	3-1-1994	0.75	1.31	2.95	6.86	2.51	3.56	0.94	0.65

Class C (WFODX)	12-1-1998	5.11	1.75	2.79	6.11	1.75	2.79	1.69	1.40

Class R (WFRRX)[3]	6-28-2013	–	–	–	6.58	2.23	3.36	1.19	0.90

Class R4 (WOTRX)[4]	11-30-2012	–	–	–	7.13	2.77	3.93	0.66	0.34

Class R6 (WOTDX)	6-30-2004	–	–	–	7.20	2.98	4.06	0.51	0.19

Administrator Class (WFLOX)	11-8-1999	–	–	–	6.88	2.61	3.70	0.86	0.54

S&P Target Date Retirement Income Index[5]	–	–	–	–	4.92	3.98	5.55	–	–

Wells Fargo Target Today Blended Index[6]	–	–	–	–	7.58	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[7]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	34.59

Wells Fargo Investment Grade Corporate Bond Portfolio	17.99

Wells Fargo Factor Enhanced Large Cap Portfolio	14.27

Wells Fargo Strategic Retirement Bond Portfolio	11.67

Wells Fargo Factor Enhanced International Portfolio	7.35

Wells Fargo Factor Enhanced Small Cap Portfolio	3.54

Wells Fargo Emerging Markets Bond Portfolio	2.92

Wells Fargo High Yield Corporate Bond Portfolio	2.92

Wells Fargo U.S. REIT Portfolio	2.56

Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.21

Portfolio allocation as of August 31, 2019[8]

Please see footnotes on page 6.

Target Date Retirement Funds  |  5

Performance highlights (unaudited)

Target Today Fund (continued)

Volatility metrics as of August 31, 2019[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.91	3.82%	0.89

Class C	0.91	3.84%	0.88

Class R	0.92	3.84%	0.89

Class R4	0.90	3.79%	0.88

Class R6	0.91	3.80%	0.89

Administrator Class	0.91	3.81%	0.88

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

6  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STNRX)	3-1-1994	0.46	1.39	3.41	6.58	2.60	4.02	0.91	0.65

Class C (WFOCX)	12-1-1998	4.75	1.84	3.25	5.75	1.84	3.25	1.66	1.40

Class R (WFARX)[3]	6-28-2013	–	–	–	6.34	2.34	3.83	1.16	0.90

Class R4 (WFORX)[4]	11-30-2012	–	–	–	6.83	2.93	4.43	0.63	0.34

Class R6 (WFLGX)	6-30-2004	–	–	–	7.02	3.08	4.53	0.48	0.19

Administrator Class (WFLGX)	11-8-1999	–	–	–	6.67	2.72	4.17	0.83	0.54

S&P Target Date 2010 Index[5]	–	–	–	–	4.42	4.34	6.34	–	–

Wells Fargo Target 2010 Blended Index[6]	–	–	–	–	7.36	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[7]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	33.45

Wells Fargo Investment Grade Corporate Bond Portfolio	17.38

Wells Fargo Factor Enhanced Large Cap Portfolio	15.40

Wells Fargo Strategic Retirement Bond Portfolio	11.30

Wells Fargo Factor Enhanced International Portfolio	7.90

Wells Fargo Factor Enhanced Small Cap Portfolio	3.83

Wells Fargo Emerging Markets Bond Portfolio	2.83

Wells Fargo High Yield Corporate Bond Portfolio	2.83

Wells Fargo U.S. REIT Portfolio	2.68

Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.39

Portfolio allocation as of August 31, 2019[8]

Please see footnotes on page 8.

Target Date Retirement Funds  |  7

Performance highlights (unaudited)

Target 2010 Fund (continued)

Volatility metrics as of August 31, 2019[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.83	4.06%	0.86

Class C	0.83	4.06%	0.86

Class R	0.83	4.05%	0.85

Class R4	0.82	4.02%	0.85

Class R6	0.82	4.03%	0.85

Administrator Class	0.82	4.02%	0.85

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2010 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2015 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFACX)[3]	11-30-2012	-0.03	1.77	4.16	6.07	2.99	4.77	0.89	0.65

Class R (WFBRX)[4]	6-28-2013	–	–	–	5.92	2.74	4.53	1.14	0.90

Class R4 (WFSRX)[5]	11-30-2012	–	–	–	6.53	3.32	5.13	0.61	0.34

Class R6 (WFSCX)	6-29-2007	–	–	–	6.67	3.47	5.22	0.46	0.19

Administrator Class (WFFFX)	6-29-2007	–	–	–	6.29	3.13	4.88	0.81	0.54

S&P Target Date 2015 Index[6]	–	–	–	–	3.89	4.73	7.09	–	–

Wells Fargo Target 2015 Blended Index[7]	–	–	–	–	6.97	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[8]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	31.06

Wells Fargo Factor Enhanced Large Cap Portfolio	17.73

Wells Fargo Investment Grade Corporate Bond Portfolio	16.16

Wells Fargo Strategic Retirement Bond Portfolio	10.49

Wells Fargo Factor Enhanced International Portfolio	9.14

Wells Fargo Factor Enhanced Small Cap Portfolio	4.40

Wells Fargo U.S. REIT Portfolio	3.10

Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.74

Wells Fargo Emerging Markets Bond Portfolio	2.63

Wells Fargo High Yield Corporate Bond Portfolio	2.63

Portfolio allocation as of August 31, 2019[9]

Please see footnotes on page 10.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)

Target 2015 Fund (continued)

Volatility metrics as of August 31, 2019[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.81	4.58%	0.84

Class R	0.80	4.55%	0.85

Class R4	0.80	4.57%	0.84

Class R6	0.80	4.53%	0.84

Administrator Class	0.80	4.55%	0.84

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.

[4]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[5]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STTRX)	3-1-1994	-0.67	2.21	4.98	5.41	3.43	5.60	0.75	0.65

Class C (WFLAX)	12-1-1998	3.66	2.65	4.82	4.66	2.65	4.82	1.50	1.40

Class R (WFURX)[3]	6-28-2013	–	–	–	5.23	3.19	5.42	1.00	0.90

Class R4 (WFLRX)[4]	11-30-2012	–	–	–	5.77	3.76	6.02	0.47	0.34

Class R6 (WFOBX)	6-30-2004	–	–	–	5.91	3.91	6.12	0.32	0.19

Administrator Class (WFLPX)	11-8-1999	–	–	–	5.51	3.54	5.75	0.67	0.54

S&P Target Date 2020 Index[5]	–	–	–	–	3.47	5.07	7.73	–	–

Wells Fargo Target 2020 Blended Index[6]	–	–	–	–	6.30	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[7]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	28.80

Wells Fargo Factor Enhanced Large Cap Portfolio	20.98

Wells Fargo Investment Grade Corporate Bond Portfolio	14.97

Wells Fargo Factor Enhanced International Portfolio	10.92

Wells Fargo Strategic Retirement Bond Portfolio	8.10

Wells Fargo Factor Enhanced Small Cap Portfolio	5.13

Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.23

Wells Fargo U.S. REIT Portfolio	3.05

Wells Fargo Emerging Markets Bond Portfolio	2.43

Wells Fargo High Yield Corporate Bond Portfolio	2.42

Portfolio allocation as of August 31, 2019[8]

Please see footnotes on page 12.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)

Target 2020 Fund (continued)

Volatility metrics as of August 31, 2019[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.84	5.19%	0.89

Class C	0.84	5.19%	0.89

Class R	0.83	5.14%	0.89

Class R4	0.83	5.15%	0.89

Class R6	0.84	5.15%	0.89

Administrator Class	0.84	5.18%	0.89

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2025 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFAYX)[3]	11-30-2012	-1.49	2.66	5.97	4.48	3.89	6.59	0.78	0.65

Class R (WFJRX)[4]	6-28-2013	–	–	–	4.22	3.48	6.26	1.03	0.90

Class R4 (WFGRX)[5]	11-30-2012	–	–	–	4.61	4.19	6.94	0.50	0.34

Class R6 (WTHRX)	6-29-2007	–	–	–	4.96	4.38	7.06	0.35	0.19

Administrator Class (WFTRX)	6-29-2007	–	–	–	4.63	4.05	6.71	0.70	0.54

S&P Target Date 2025 Index[6]	–	–	–	–	2.64	5.37	8.27	–	–

Wells Fargo Target 2025 Blended Index[7]	–	–	–	–	5.35	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[8]

Wells Fargo Factor Enhanced Large Cap Portfolio	26.43

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	25.39

Wells Fargo Factor Enhanced International Portfolio	14.38

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	13.21

Wells Fargo Factor Enhanced Small Cap Portfolio	6.55

Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.35

Wells Fargo Strategic Retirement Bond Portfolio	3.56

Wells Fargo Emerging Markets Bond Portfolio	2.12

Wells Fargo U.S. High Yield Bond Portfolio	2.12

Wells Fargo U.S. REIT Portfolio	1.93

Portfolio allocation as of August 31, 2019[9]

Please see footnotes on page 14.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)

Target 2025 Fund (continued)

Volatility metrics as of August 31, 2019[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.84	5.92%	0.94

Class R	0.85	6.00%	0.93

Class R4	0.83	5.90%	0.93

Class R6	0.86	6.10%	0.94

Administrator Class	0.85	6.00%	0.93

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.

[4]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[5]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STHRX)	3-1-1994	-2.56	3.18	6.79	3.37	4.40	7.43	0.76	0.65

Class C (WFDMX)	12-1-1998	1.62	3.62	6.63	2.62	3.62	6.63	1.51	1.40

Class R (WFJRX)[3]	6-28-2013	–	–	–	3.17	4.11	7.22	1.01	0.90

Class R4 (WTHRX)[4]	11-30-2012	–	–	–	3.70	4.73	7.86	0.48	0.34

Class R6 (WFOOX)	6-30-2004	–	–	–	3.83	4.88	7.96	0.33	0.19

Administrator Class (WFLIX)	11-8-1999	–	–	–	3.49	4.53	7.58	0.68	0.54

S&P Target Date 2030 Index[5]	–	–	–	–	1.68	5.65	8.73	–	–

Wells Fargo Target 2030 Blended Index[6]	–	–	–	–	4.30	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[7]

Wells Fargo Factor Enhanced Large Cap Portfolio	31.77

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	21.27

Wells Fargo Factor Enhanced International Portfolio	18.29

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	11.07

Wells Fargo Factor Enhanced Small Cap Portfolio	7.48

Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.28

Wells Fargo Emerging Markets Bond Portfolio	1.78

Wells Fargo U.S. High Yield Bond Portfolio	1.77

Wells Fargo Strategic Retirement Bond Portfolio	0.82

Wells Fargo U.S. REIT Portfolio	0.51

Portfolio allocation as of August 31, 2019[8]

Please see footnotes on page 16.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)

Target 2030 Fund (continued)

Volatility metrics as of August 31, 2019[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.86	6.96%	0.96

Class C	0.86	6.94%	0.96

Class R	0.86	6.98%	0.96

Class R4	0.86	6.95%	0.96

Class R6	0.86	6.97%	0.96

Administrator Class	0.86	6.97%	0.96

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2035 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFQBX)[3]	11-30-2012	-3.63	3.52	7.57	2.28	4.75	8.20	0.80	0.65

Class R (WFKRX)[4]	6-28-2013	–	–	–	2.08	4.49	7.89	1.05	0.90

Class R4 (WTTRX)[5]	11-30-2012	–	–	–	2.61	5.08	8.56	0.52	0.34

Class R6 (WFQRX)	6-29-2007	–	–	–	2.81	5.24	8.67	0.37	0.19

Administrator Class (WFQWX)	6-29-2007	–	–	–	2.56	4.88	8.25	0.72	0.54

S&P Target Date 2035 Index[6]	–	–	–	–	0.75	5.90	9.12	–	–

Wells Fargo Target 2035 Blended Index[7]	–	–	–	–	3.22	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[8]

Wells Fargo Factor Enhanced Large Cap Portfolio	36.57

Wells Fargo Factor Enhanced International Portfolio	21.75

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	15.42

Wells Fargo Factor Enhanced Small Cap Portfolio	9.11

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	8.02

Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.53

Wells Fargo Emerging Markets Bond Portfolio	1.30

Wells Fargo U.S. High Yield Bond Portfolio	1.29

Portfolio allocation as of August 31, 2019[9]

Please see footnotes on page 18.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)

Target 2035 Fund (continued)

Volatility metrics as of August 31, 2019[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.87	7.89%	0.97

Class R	0.87	7.89%	0.97

Class R4	0.88	8.02%	0.97

Class R6	0.87	7.92%	0.97

Administrator Class	0.87	7.94%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.

[4]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[5]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STFRX)	3-1-1994	-4.33	3.76	7.98	1.49	5.00	8.62	0.78	0.65

Class C (WFOFX)	7-1-1998	-0.26	4.22	7.81	0.74	4.22	7.81	1.53	1.40

Class R (WFMRX)[3]	6-28-2013	–	–	–	1.26	4.76	8.43	1.03	0.90

Class R4 (WTFRX)[4]	11-30-2012	–	–	–	1.83	5.35	9.04	0.50	0.34

Class R6 (WFOSX)	6-30-2004	–	–	–	1.97	5.50	9.15	0.35	0.19

Administrator Class (WFWX)	11-8-1999	–	–	–	1.60	5.13	8.78	0.70	0.54

S&P Target Date 2040 Index[5]	–	–	–	–	0.18	6.08	9.40	–	–

Wells Fargo Target 2040 Blended Index[6]	–	–	–	–	2.43	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[7]

Wells Fargo Factor Enhanced Large Cap Portfolio	40.34

Wells Fargo Factor Enhanced International Portfolio	24.46

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.80

Wells Fargo Factor Enhanced Small Cap Portfolio	9.78

Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.20

Wells Fargo Investment Grade Corporate Bond Portfolio	5.62

Wells Fargo Emerging Markets Bond Portfolio	0.91

Wells Fargo High Yield Corporate Bond Portfolio	0.91

Portfolio allocation as of August 31, 2019[8]

Please see footnotes on page 20.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)

Target 2040 Fund (continued)

Volatility metrics as of August 31, 2019[9]

	Beta[10]	Standard deviation[11]	R-squared[12]

Class A	0.89	8.68%	0.98

Class C	0.89	8.68%	0.98

Class R	0.89	8.67%	0.98

Class R4	0.89	8.67%	0.98

Class R6	0.89	8.63%	0.98

Administrator Class	0.89	8.65%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[4]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[5]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[6]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[7]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.

[10]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[11]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[12]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2045 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFQVX)[3]	11-30-2012	-4.79	3.95	8.28	1.00	5.19	8.92	0.85	0.65

Class R (WFNRX)[4]	6-28-2013	–	–	–	0.71	4.95	8.66	1.10	0.90

Class R4 (WFFRX)[5]	11-30-2012	–	–	–	1.34	5.53	9.30	0.57	0.34

Class R6 (WFQPX)	6-29-2007	–	–	–	1.43	5.68	9.39	0.42	0.19

Administrator Class (WFQYX)	6-29-2007	–	–	–	1.12	5.31	9.00	0.77	0.54

S&P Target Date 2045 Index[6]	–	–	–	–	-0.17	6.18	9.58	–	–

Wells Fargo Target 2045 Blended Index[7]	–	–	–	–	1.89	–	–	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[8]

Wells Fargo Factor Enhanced Large Cap Portfolio	42.22

Wells Fargo Factor Enhanced International Portfolio	26.61

Wells Fargo Factor Enhanced Small Cap Portfolio	10.49

Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.91

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.65

Wells Fargo Investment Grade Corporate Bond Portfolio	3.98

Wells Fargo Emerging Markets Bond Portfolio	0.65

Wells Fargo High Yield Corporate Bond Portfolio	0.65

Portfolio allocation as of August 31, 2019[9]

Please see footnotes on page 22.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)

Target 2045 Fund (continued)

Volatility metrics as of August 31, 2019[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.92	9.23%	0.98

Class R	0.91	9.17%	0.98

Class R4	0.91	9.19%	0.98

Class R6	0.91	9.19%	0.98

Administrator Class	0.91	9.15%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.

[4]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[5]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (WFQAX)[3]	11-30-2012	-5.15	4.01	8.35	0.68	5.25	8.99	0.81	0.65

Class C (WFQCX)[4]	11-30-2012	-1.12	4.46	8.18	-0.12	4.46	8.18	1.56	1.40

Class R (WFWRX)[5]	6-28-2013	–	–	–	0.48	4.98	8.72	1.06	0.90

Class R4 (WQFRX)[6]	11-30-2012	–	–	–	1.05	5.60	9.37	0.53	0.34

Class R6 (WFQFX)	6-29-2007	–	–	–	1.12	5.74	9.46	0.38	0.19

Administrator Class (WFQDX)	6-29-2007	–	–	–	0.82	5.36	9.08	0.73	0.54

S&P Target Date 2045 Index[7]	–	–	–	–	-0.17	6.18	9.58	–	–

S&P Target Date 2050 Index[7]*	–	–	–	–	-0.45	6.28	–	–	–

Wells Fargo Target 2050 Blended Index[8]	–	–	–	–	1.63	–	–	–	–
*	The inception date of the index is June 1, 2012.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[9]

Wells Fargo Factor Enhanced Large Cap Portfolio	43.49

Wells Fargo Factor Enhanced International Portfolio	27.53

Wells Fargo Factor Enhanced Small Cap Portfolio	10.74

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.24

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.91

Wells Fargo Investment Grade Corporate Bond Portfolio	3.07

Wells Fargo High Yield Corporate Bond Portfolio	0.50

Wells Fargo Emerging Markets Bond Portfolio	0.50

Portfolio allocation as of August 31, 2019[10]

Please see footnotes on page 24.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)

Target 2050 Fund (continued)

Volatility metrics as of August 31, 2019[11]

	Beta[12]	Standard deviation[13]	R-squared[14]

Class A	0.91	9.37%	0.98

Class C	0.92	9.44%	0.98

Class R	0.91	9.41%	0.98

Class R4	0.92	9.45%	0.98

Class R6	0.92	9.45%	0.98

Administrator Class	0.91	9.41%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.

[4]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class C shares.

[5]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[6]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[7]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[8]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[9]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[10]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[11]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.

[12]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[13]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[14]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2055 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge			Excluding sales charge				Expense ratios[1] (%)

	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[2]

Class A (WFQZX)[3]	11-30-2012	-5.09	4.00	6.52	0.72	5.25	7.30		1.27	0.65

Class R (WFYRX)[4]	6-28-2013	–	–	–	0.44	4.97	6.95		1.52	0.90

Class R4 (WFVRX)[5]	11-30-2012	–	–	–	1.02	5.58	7.65		0.99	0.34

Class R6 (WFQUX)	6-30-2011	–	–	–	1.16	5.74	7.77		0.84	0.19

Administrator Class (WFLHX)	6-30-2011	–	–	–	0.80	5.36	7.39		1.19	0.54

S&P Target Date 2055 Index[6]	–	–	–	–	-0.51	6.33	8.38	*	–	–

Wells Fargo Target 2055 Blended Index[7]	–	–	–	–	1.63	–	–		–	–
*	Return is based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[8]

Wells Fargo Factor Enhanced Large Cap Portfolio	43.28

Wells Fargo Factor Enhanced International Portfolio	27.67

Wells Fargo Factor Enhanced Small Cap Portfolio	10.88

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.32

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.87

Wells Fargo Investment Grade Corporate Bond Portfolio	3.05

Wells Fargo High Yield Corporate Bond Portfolio	0.50

Wells Fargo Emerging Markets Bond Portfolio	0.50

Portfolio allocation as of August 31, 2019[9]

Please see footnotes on page 26.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)

Target 2055 Fund (continued)

Volatility metrics as of August 31, 2019[10]

	Beta[11]	Standard deviation[12]	R-squared[13]

Class A	0.90	9.36%	0.98

Class R	0.90	9.39%	0.98

Class R4	0.91	9.43%	0.98

Class R6	0.91	9.43%	0.98

Administrator Class	0.91	9.44%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.18% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares.

[4]

Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares.

[5]

Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class R4 shares.

[6]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[7]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[8]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[9]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[10]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.

[11]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[12]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[13]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Target Date Retirement Funds

Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WFAFX)	6-30-2015	-5.12	4.65	0.67	6.15		2.51	0.65

Class C (WFCFX)	6-30-2015	-1.00	5.36	0.00	5.36		3.26	1.40

Class R (WFRFX)	6-30-2015	–	–	0.47	5.86		2.76	0.90

Class R4 (WFSFX)	6-30-2015	–	–	1.00	6.50		2.23	0.34

Class R6 (WFUFX)	6-30-2015	–	–	1.21	6.63		2.08	0.19

Administrator Class (WFDFX)	6-30-2015	–	–	0.83	6.27		2.43	0.54

S&P Target Date 2055 Index[3]				-0.51	7.14	*

S&P Target Date 2060+ Index[3]**	–	–	–	-0.50	–		–	–

Wells Fargo Target 2060 Blended Index[4]	–	–	–	1.63	–		–	–
*	Return is based on the inception date of the Fund’s classes.

**	The inception date of the index is May 31, 2016.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	43.24

Wells Fargo Factor Enhanced International Portfolio	27.69

Wells Fargo Factor Enhanced Small Cap Portfolio	10.85

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.35

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5.91

Wells Fargo U.S. Investment Grade Corporate Bond Portfolio	3.08

Wells Fargo U.S. High Yield Bond Portfolio	0.50

Wells Fargo Emerging Markets Bond Portfolio	0.50

Portfolio allocation as of August 31, 2019[6]

Please see footnotes on page 28.

Target Date Retirement Funds  |  27

Performance highlights (unaudited)

Target 2060 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.91	9.50%	0.98

Class C	0.90	9.49%	0.98

Class R	0.90	9.46%	0.98

Class R4	0.90	9.45%	0.98

Class R6	0.90	9.47%	0.98

Administrator Class	0.90	9.47%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.18% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, each corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is July 14, 2017. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

28  |  Target Date Retirement Funds

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid uring the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,059.14	$3.32	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,055.50	$7.15	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,058.12	$4.67	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%

Class R4

Actual	$1,000.00	$1,061.39	$1.77	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,061.12	$0.99	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,059.17	$2.75	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  29

Fund expenses (unaudited)

Target 2010 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid uring the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,057.86	$3.32	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,054.07	$7.14	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,056.99	$4.56	0.88%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%

Class R4

Actual	$1,000.00	$1,059.58	$1.77	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,060.47	$0.99	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,059.53	$2.75	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2015 Fund

Class A

Actual	$1,000.00	$1,055.74	$3.32	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class R

Actual	$1,000.00	$1,054.58	$4.51	0.87%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%

Class R4

Actual	$1,000.00	$1,058.23	$1.76	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,058.93	$0.99	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,056.10	$2.75	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2020 Fund

Class A

Actual	$1,000.00	$1,051.55	$3.31	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,048.20	$7.12	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,051.17	$4.60	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Class R4

Actual	$1,000.00	$1,053.38	$1.76	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,054.26	$0.98	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,052.94	$2.74	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

30  |  Target Date Retirement Funds

Fund expenses (unaudited)

Target 2025 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid uring the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,046.68	$3.30	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class R

Actual	$1,000.00	$1,045.45	$4.54	0.88%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%

Class R4

Actual	$1,000.00	$1,048.13	$1.76	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,048.13	$0.98	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,047.70	$2.74	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2030 Fund

Class A

Actual	$1,000.00	$1,040.73	$3.29	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,036.52	$7.08	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,039.00	$4.37	0.85%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%

Class R4

Actual	$1,000.00	$1,042.21	$1.75	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,042.28	$0.98	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,041.40	$2.73	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2035 Fund

Class A

Actual	$1,000.00	$1,033.88	$3.28	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class R

Actual	$1,000.00	$1,033.60	$4.56	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.55	0.89%

Class R4

Actual	$1,000.00	$1,035.14	$1.74	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,036.54	$0.98	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,034.81	$2.72	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  31

Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid uring the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,028.39	$3.27	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,025.28	$7.04	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,027.70	$4.55	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Class R4

Actual	$1,000.00	$1,030.14	$1.74	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,030.86	$0.97	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,029.53	$2.77	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2045 Fund

Class A

Actual	$1,000.00	$1,025.83	$3.27	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class R

Actual	$1,000.00	$1,024.13	$4.59	0.90%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.67	$4.58	0.90%

Class R4

Actual	$1,000.00	$1,028.12	$1.74	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,028.22	$0.97	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,026.60	$2.70	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2050 Fund

Class A

Actual	$1,000.00	$1,023.84	$3.26	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,019.77	$7.03	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,022.38	$4.54	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Class R4

Actual	$1,000.00	$1,025.03	$1.74	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,026.50	$0.97	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,023.74	$2.70	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

32  |  Target Date Retirement Funds

Fund expenses (unaudited)

Target 2055 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid uring the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,023.36	$3.26	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class R

Actual	$1,000.00	$1,021.95	$4.54	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Class R4

Actual	$1,000.00	$1,025.00	$1.74	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,025.93	$0.97	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,023.34	$2.70	0.53%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%
Target 2060 Fund

Class A

Actual	$1,000.00	$1,023.60	$3.26	0.64%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

Class C

Actual	$1,000.00	$1,020.14	$7.03	1.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$7.02	1.38%

Class R

Actual	$1,000.00	$1,022.28	$4.54	0.89%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Class R4

Actual	$1,000.00	$1,024.87	$1.74	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.49	$1.73	0.34%

Class R6

Actual	$1,000.00	$1,025.84	$0.97	0.19%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.97	0.19%

Administrator Class

Actual	$1,000.00	$1,024.39	$2.76	0.54%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.75	0.54%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  33

Portfolio of investments—August 31, 2019 (unaudited)

TARGET TODAY FUND

Value
Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$24,229,431

Wells Fargo Emerging Markets Bond Portfolio	2,048,165

Wells Fargo Factor Enhanced Emerging Markets Portfolio	1,548,199

Wells Fargo Factor Enhanced International Portfolio	5,148,772

Wells Fargo Factor Enhanced Large Cap Portfolio	9,996,078

Wells Fargo Factor Enhanced Small Cap Portfolio	2,483,300

Wells Fargo High Yield Corporate Bond Portfolio	2,048,335

Wells Fargo Investment Grade Corporate Bond Portfolio	12,599,457

Wells Fargo Strategic Retirement Bond Portfolio	8,171,201

Wells Fargo U.S. REIT Portfolio	1,789,803

Total Investment Companies (Cost $62,306,646)	70,062,741

Total investments in securities (Cost $62,306,646)	100.02%	70,062,741

Other assets and liabilities, net	(0.02)	(15,722)

Total net assets	100.00%	$70,047,019

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.85%	3.98%	$48,895	$1,290,917	$298,480	$0	$3,511	$24,229,431
Wells Fargo Emerging Markets Bond Portfolio	4.56	4.66	(1,429)	81,624	55,026	0	193	2,048,165
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.58	0.63	(26,138)	(74,422)	132	30,048	614	1,548,199
Wells Fargo Factor Enhanced International Portfolio	0.73	0.76	(36,019)	220	166	98,337	1,726	5,148,772
Wells Fargo Factor Enhanced Large Cap Portfolio	0.84	0.87	237,669	225,673	621	108,258	3,228	9,996,078
Wells Fargo Factor Enhanced Small Cap Portfolio	0.88	0.93	(10,581)	(125,367)	190	22,264	1,077	2,483,300
Wells Fargo High Yield Corporate Bond Portfolio	2.31	3.23	(25,942)	43,252	60,717	0	325	2,048,335
Wells Fargo Investment Grade Corporate Bond Portfolio	4.64	4.75	100,453	977,801	236,093	0	614	12,599,457
Wells Fargo Strategic Retirement Bond Portfolio	10.90	11.25	68	290,037	128,985	0	232	8,171,201
Wells Fargo U.S. REIT Portfolio	3.85	6.46	124,495	(12,798)	0	32,800	58	1,789,803

			$411,471	$2,696,937	$780,410	$291,707	$11,578	$70,062,741	100.02%

The accompanying notes are an integral part of these financial statements.

34  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2010 FUND

Value
Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$20,940,227

Wells Fargo Emerging Markets Bond Portfolio	1,773,841

Wells Fargo Factor Enhanced Emerging Markets Portfolio	1,494,265

Wells Fargo Factor Enhanced International Portfolio	4,948,433

Wells Fargo Factor Enhanced Large Cap Portfolio	9,642,816

Wells Fargo Factor Enhanced Small Cap Portfolio	2,396,964

Wells Fargo High Yield Corporate Bond Portfolio	1,770,424

Wells Fargo Investment Grade Corporate Bond Portfolio	10,882,080

Wells Fargo Strategic Retirement Bond Portfolio	7,075,567

Wells Fargo U.S. REIT Portfolio	1,678,243

Total Investment Companies (Cost $42,333,682)	62,602,860

Total investments in securities (Cost $42,333,682)	99.99%	62,602,860

Other assets and liabilities, net	0.01	6,601

Total net assets	100.00%	$62,609,461

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.64%	3.44%	$44,483	$1,208,118	$279,275	$0	$3,295	$20,940,227
Wells Fargo Emerging Markets Bond Portfolio	5.40	4.04	(1,355)	76,901	51,438	0	182	1,773,841
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.94	0.60	(26,880)	(78,916)	136	30,655	628	1,494,265
Wells Fargo Factor Enhanced International Portfolio	1.00	0.73	(36,793)	3,869	170	101,424	1,770	4,948,433
Wells Fargo Factor Enhanced Large Cap Portfolio	1.15	0.84	243,947	236,324	642	111,072	3,318	9,642,816
Wells Fargo Factor Enhanced Small Cap Portfolio	1.20	0.89	(10,956)	(125,605)	195	22,808	1,101	2,396,964
Wells Fargo High Yield Corporate Bond Portfolio	3.10	2.80	(24,530)	40,303	56,746	0	300	1,770,424
Wells Fargo Investment Grade Corporate Bond Portfolio	5.36	4.10	90,889	915,201	220,840	0	577	10,882,080
Wells Fargo Strategic Retirement Bond Portfolio	12.75	9.74	207	272,484	121,346	0	219	7,075,567
Wells Fargo U.S. REIT Portfolio	5.73	6.06	126,409	(14,771)	0	33,662	59	1,678,243

			$405,421	$2,533,908	$730,788	$299,621	$11,449	$62,602,860	99.99%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  35

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2015 FUND

Value
Investment Companies: 100.08%

Affiliated Master Portfolios: 100.08%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$22,988,491

Wells Fargo Emerging Markets Bond Portfolio	1,945,849

Wells Fargo Factor Enhanced Emerging Markets Portfolio	2,031,915

Wells Fargo Factor Enhanced International Portfolio	6,766,783

Wells Fargo Factor Enhanced Large Cap Portfolio	13,121,477

Wells Fargo Factor Enhanced Small Cap Portfolio	3,258,527

Wells Fargo High Yield Corporate Bond Portfolio	1,942,839

Wells Fargo Investment Grade Corporate Bond Portfolio	11,956,786

Wells Fargo Strategic Retirement Bond Portfolio	7,765,091

Wells Fargo U.S. REIT Portfolio	2,292,206

Total Investment Companies (Cost $60,851,949)	74,069,964

Total investments in securities (Cost $60,851,949)	100.08%	74,069,964

Other assets and liabilities, net	(0.08)	(59,019)

Total net assets	100.00%	$74,010,945

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.44%	3.78%	$47,304	$1,307,677	$303,450	$0	$3,561	$22,988,491
Wells Fargo Emerging Markets Bond Portfolio	4.04	4.43	(1,730)	82,084	55,931	0	200	1,945,849
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.86	0.82	(35,848)	(100,602)	184	41,283	857	2,031,915
Wells Fargo Factor Enhanced International Portfolio	1.08	1.00	(48,697)	13,254	228	139,104	2,420	6,766,783
Wells Fargo Factor Enhanced Large Cap Portfolio	1.24	1.14	328,522	332,927	869	151,311	4,512	13,121,477
Wells Fargo Factor Enhanced Small Cap Portfolio	1.30	1.21	(14,973)	(172,765)	265	31,056	1,495	3,258,527
Wells Fargo High Yield Corporate Bond Portfolio	2.52	3.07	(26,961)	43,191	61,796	0	325	1,942,839
Wells Fargo Investment Grade Corporate Bond Portfolio	5.01	4.51	98,291	989,601	240,116	0	629	11,956,786
Wells Fargo Strategic Retirement Bond Portfolio	11.73	10.69	(78)	295,048	132,190	0	239	7,765,091
Wells Fargo U.S. REIT Portfolio	5.75	8.28	166,617	(13,362)	0	46,010	80	2,292,206

			$512,447	$2,777,053	$795,029	$408,764	$14,318	$74,069,964	100.08%

The accompanying notes are an integral part of these financial statements.

36  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2020 FUND

Value
Investment Companies: 100.03%

Affiliated Master Portfolios: 100.03%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$117,262,771

Wells Fargo Emerging Markets Bond Portfolio	9,892,819

Wells Fargo Factor Enhanced Emerging Markets Portfolio	13,148,608

Wells Fargo Factor Enhanced International Portfolio	44,469,626

Wells Fargo Factor Enhanced Large Cap Portfolio	85,425,735

Wells Fargo Factor Enhanced Small Cap Portfolio	20,878,937

Wells Fargo High Yield Corporate Bond Portfolio	9,865,473

Wells Fargo Investment Grade Corporate Bond Portfolio	60,976,450

Wells Fargo Strategic Retirement Bond Portfolio	32,990,431

Wells Fargo U.S. REIT Portfolio	12,447,992

Total Investment Companies (Cost $359,201,809)	407,358,842

Total investments in securities (Cost $359,201,809)	100.03%	407,358,842

Other assets and liabilities, net	(0.03)	(134,211)

Total net assets	100.00%	$407,224,631

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.88%	19.26%	$237,459	$6,247,868	$1,451,930	$0	$17,073	$117,262,771
Wells Fargo Emerging Markets Bond Portfolio	22.29	22.52	(7,028)	394,341	266,872	0	939	9,892,819
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.25	5.32	(234,417)	(679,251)	1,163	267,499	5,462	13,148,608
Wells Fargo Factor Enhanced International Portfolio	6.54	6.66	(322,737)	19,164	1,410	878,534	15,366	44,469,626
Wells Fargo Factor Enhanced Large Cap Portfolio	7.38	7.44	2,074,456	1,986,329	5,316	946,732	28,261	85,425,735
Wells Fargo Factor Enhanced Small Cap Portfolio	7.78	7.78	(92,373)	(1,112,586)	1,631	193,942	9,388	20,878,937
Wells Fargo High Yield Corporate Bond Portfolio	11.26	15.58	(126,764)	210,525	294,669	0	1,574	9,865,473
Wells Fargo Investment Grade Corporate Bond Portfolio	22.77	22.98	486,841	4,731,981	1,148,124	0	2,987	60,976,450
Wells Fargo Strategic Retirement Bond Portfolio	44.53	45.41	367	1,169,529	522,640	0	942	32,990,431
Wells Fargo U.S. REIT Portfolio	27.64	44.95	883,739	(116,545)	0	231,820	411	12,447,992

			$2,899,543	$12,851,355	$3,693,755	$2,518,527	$82,403	$407,358,842	100.03%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  37

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2025 FUND

Value
Investment Companies: 100.03%

Affiliated Master Portfolios: 100.03%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$73,073,316

Wells Fargo Emerging Markets Bond Portfolio	6,108,359

Wells Fargo Factor Enhanced Emerging Markets Portfolio	12,512,409

Wells Fargo Factor Enhanced International Portfolio	41,383,310

Wells Fargo Factor Enhanced Large Cap Portfolio	76,086,102

Wells Fargo Factor Enhanced Small Cap Portfolio	18,859,739

Wells Fargo High Yield Corporate Bond Portfolio	6,090,284

Wells Fargo Investment Grade Corporate Bond Portfolio	38,015,351

Wells Fargo Strategic Retirement Bond Portfolio	10,253,782

Wells Fargo U.S. REIT Portfolio	5,562,766

Total Investment Companies (Cost $258,281,091)	287,945,418

Total investments in securities (Cost $258,281,091)	100.03%	287,945,418

Other assets and liabilities, net	(0.03)	(97,939)

Total net assets	100.00%	$287,847,479

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	12.05%	12.00%	$147,438	$3,982,141	$926,353	$0	$10,895	$73,073,316
Wells Fargo Emerging Markets Bond Portfolio	14.31	13.90	(4,831)	250,513	168,900	0	598	6,108,359
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.98	5.06	(218,458)	(627,714)	1,046	249,794	5,123	12,512,409
Wells Fargo Factor Enhanced International Portfolio	6.25	6.10	(300,037)	42,341	1,185	828,082	14,459	41,383,310
Wells Fargo Factor Enhanced Large Cap Portfolio	6.78	6.63	1,873,487	1,772,719	4,544	852,783	25,479	76,086,102
Wells Fargo Factor Enhanced Small Cap Portfolio	7.13	7.03	(85,154)	(990,443)	1,411	175,430	8,463	18,859,739
Wells Fargo High Yield Corporate Bond Portfolio	7.26	9.62	(80,729)	134,427	186,457	0	992	6,090,284
Wells Fargo Investment Grade Corporate Bond Portfolio	14.61	14.33	307,003	3,025,708	733,081	0	1,912	38,015,351
Wells Fargo Strategic Retirement Bond Portfolio	14.18	14.12	6	371,893	166,971	0	302	10,253,782
Wells Fargo U.S. REIT Portfolio	12.83	20.09	395,271	(46,637)	0	106,352	187	5,562,766

			$2,033,996	$7,914,948	$2,189,948	$2,212,441	$68,410	$287,945,418	100.03%

The accompanying notes are an integral part of these financial statements.

38  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2030 FUND

Value
Investment Companies: 100.04%

Affiliated Master Portfolios: 100.04%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$121,266,668

Wells Fargo Emerging Markets Bond Portfolio	10,123,497

Wells Fargo Factor Enhanced Emerging Markets Portfolio	30,110,210

Wells Fargo Factor Enhanced International Portfolio	104,298,784

Wells Fargo Factor Enhanced Large Cap Portfolio	181,123,512

Wells Fargo Factor Enhanced Small Cap Portfolio	42,665,774

Wells Fargo High Yield Corporate Bond Portfolio	10,108,614

Wells Fargo Investment Grade Corporate Bond Portfolio	63,112,585

Wells Fargo Strategic Retirement Bond Portfolio	4,649,200

Wells Fargo U.S. REIT Portfolio	2,928,296

Total Investment Companies (Cost $515,642,937)	570,387,140

Total investments in securities (Cost $515,642,937)	100.04%	570,387,140

Other assets and liabilities, net	(0.04)	(232,289)

Total net assets	100.00%	$570,154,851

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.92%	19.91%	$241,092	$6,383,365	$1,482,905	$0	$17,465	$121,266,668
Wells Fargo Emerging Markets Bond Portfolio	22.13	23.04	(7,166)	396,419	269,942	0	947	10,123,497
Wells Fargo Factor Enhanced Emerging Markets Portfolio	11.68	12.18	(533,544)	(1,589,218)	2,493	604,333	12,289	30,110,210
Wells Fargo Factor Enhanced International Portfolio	14.90	15.38	(756,488)	(60,658)	2,834	2,030,789	35,568	104,298,784
Wells Fargo Factor Enhanced Large Cap Portfolio	15.17	15.78	4,341,604	3,974,888	10,383	1,982,892	59,144	181,123,512
Wells Fargo Factor Enhanced Small Cap Portfolio	15.48	15.90	(187,953)	(2,288,620)	3,135	393,247	19,046	42,665,774
Wells Fargo High Yield Corporate Bond Portfolio	11.18	15.96	(128,457)	209,764	298,713	0	1,603	10,108,614
Wells Fargo Investment Grade Corporate Bond Portfolio	22.84	23.78	499,963	4,836,474	1,173,764	0	3,052	63,112,585
Wells Fargo Strategic Retirement Bond Portfolio	6.08	6.40	14	162,244	72,719	0	131	4,649,200
Wells Fargo U.S. REIT Portfolio	6.30	10.57	206,192	(28,882)	0	53,736	96	2,928,296

			$3,675,257	$11,995,776	$3,316,888	$5,064,997	$149,341	$570,387,140	100.04%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2035 FUND

Value
Investment Companies: 100.00%

Affiliated Master Portfolios: 100.00%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$39,018,360

Wells Fargo Emerging Markets Bond Portfolio	3,277,951

Wells Fargo Factor Enhanced Emerging Markets Portfolio	16,531,773

Wells Fargo Factor Enhanced International Portfolio	55,035,588

Wells Fargo Factor Enhanced Large Cap Portfolio	92,526,297

Wells Fargo Factor Enhanced Small Cap Portfolio	23,036,100

Wells Fargo High Yield Corporate Bond Portfolio	3,262,594

Wells Fargo Investment Grade Corporate Bond Portfolio	20,288,682

Total Investment Companies (Cost $232,428,769)	252,977,345

Total investments in securities (Cost $232,428,769)	100.00%	252,977,345

Other assets and liabilities, net	0.00	12,353

Total net assets	100.00%	$252,989,698

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.69%	6.41%	$78,777	$2,156,059	$503,177	$0	$5,920	$39,018,360
Wells Fargo Emerging Markets Bond Portfolio	7.91	7.46	(2,761)	135,632	91,932	0	327	3,277,951
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.61	6.69	(289,882)	(820,801)	1,346	331,026	6,833	16,531,773
Wells Fargo Factor Enhanced International Portfolio	8.33	8.12	(400,003)	46,109	1,424	1,103,583	19,264	55,035,588
Wells Fargo Factor Enhanced Large Cap Portfolio	8.33	8.06	2,277,109	2,158,670	5,298	1,041,625	31,141	92,526,297
Wells Fargo Factor Enhanced Small Cap Portfolio	8.77	8.59	(104,232)	(1,201,290)	1,664	214,926	10,376	23,036,100
Wells Fargo High Yield Corporate Bond Portfolio	4.01	5.15	(44,379)	72,402	101,503	0	538	3,262,594
Wells Fargo Investment Grade Corporate Bond Portfolio	8.06	7.65	165,081	1,638,968	397,935	0	1,041	20,288,682

			$1,679,710	$4,185,749	$1,104,279	$2,691,160	$75,440	$252,977,345	100.00%

The accompanying notes are an integral part of these financial statements.

40  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2040 FUND

Value
Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$54,034,375

Wells Fargo Emerging Markets Bond Portfolio	4,544,034

Wells Fargo Factor Enhanced Emerging Markets Portfolio	36,008,057

Wells Fargo Factor Enhanced International Portfolio	122,381,942

Wells Fargo Factor Enhanced Large Cap Portfolio	201,867,655

Wells Fargo Factor Enhanced Small Cap Portfolio	48,913,805

Wells Fargo High Yield Corporate Bond Portfolio	4,532,959

Wells Fargo Investment Grade Corporate Bond Portfolio	28,096,677

Total Investment Companies (Cost $458,620,162)	500,379,504

Total investments in securities (Cost $458,620,162)	100.02%	500,379,504

Other assets and liabilities, net	(0.02)	(91,512)

Total net assets	100.00%	$500,287,992

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.60%	8.87%	$107,631	$2,873,063	$671,171	$0	$7,911	$54,034,375
Wells Fargo Emerging Markets Bond Portfolio	10.09	10.34	(3,310)	178,135	122,736	0	432	4,544,034
Wells Fargo Factor Enhanced Emerging Markets Portfolio	13.86	14.57	(638,223)	(1,917,081)	2,901	725,385	14,738	36,008,057
Wells Fargo Factor Enhanced International Portfolio	17.50	18.05	(888,617)	(96,524)	3,013	2,384,654	41,771	122,381,942
Wells Fargo Factor Enhanced Large Cap Portfolio	16.87	17.59	4,823,269	4,357,527	11,022	2,205,051	65,779	201,867,655
Wells Fargo Factor Enhanced Small Cap Portfolio	17.79	18.23	(215,805)	(2,630,515)	3,471	450,553	21,823	48,913,805
Wells Fargo High Yield Corporate Bond Portfolio	5.10	7.16	(58,360)	94,041	135,518	0	726	4,532,959
Wells Fargo Investment Grade Corporate Bond Portfolio	10.36	10.59	224,264	2,179,726	530,593	0	1,382	28,096,677

			$3,350,849	$5,038,372	$1,480,425	$5,765,643	$154,562	$500,379,504	100.02%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2045 FUND

Value
Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$10,460,702

Wells Fargo Emerging Markets Bond Portfolio	885,161

Wells Fargo Factor Enhanced Emerging Markets Portfolio	10,822,320

Wells Fargo Factor Enhanced International Portfolio	36,409,473

Wells Fargo Factor Enhanced Large Cap Portfolio	57,761,376

Wells Fargo Factor Enhanced Small Cap Portfolio	14,345,633

Wells Fargo High Yield Corporate Bond Portfolio	884,119

Wells Fargo Investment Grade Corporate Bond Portfolio	5,443,173

Total Investment Companies (Cost $127,823,102)	137,011,957

Total investments in securities (Cost $127,823,102)	100.14%	137,011,957

Other assets and liabilities, net	(0.14)	(191,792)

Total net assets	100.00%	$136,820,165

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.97%	1.72%	$22,241	$614,257	$144,565	$0	$1,699	$10,460,702
Wells Fargo Emerging Markets Bond Portfolio	2.33	2.01	(845)	38,839	26,407	0	95	885,161
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.82	4.38	(268,535)	(556,870)	1,018	229,832	4,808	10,822,320
Wells Fargo Factor Enhanced International Portfolio	5.96	5.37	(198,897)	62,803	1,193	776,288	13,491	36,409,473
Wells Fargo Factor Enhanced Large Cap Portfolio	5.61	5.03	1,497,660	1,462,853	3,850	687,662	20,544	57,761,376
Wells Fargo Factor Enhanced Small Cap Portfolio	5.91	5.35	(68,472)	(791,297)	1,189	142,236	6,822	14,345,633
Wells Fargo High Yield Corporate Bond Portfolio	1.18	1.40	(12,889)	20,996	29,194	0	153	884,119
Wells Fargo Investment Grade Corporate Bond Portfolio	2.38	2.05	46,057	468,161	114,299	0	301	5,443,173

			$1,016,320	$1,319,742	$321,715	$1,836,018	$47,913	$137,011,957	100.14%

The accompanying notes are an integral part of these financial statements.

42  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2050 FUND

Value
Investment Companies: 99.98%

Affiliated Master Portfolios: 99.98%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$13,554,521

Wells Fargo Emerging Markets Bond Portfolio	1,134,598

Wells Fargo Factor Enhanced Emerging Markets Portfolio	18,902,974

Wells Fargo Factor Enhanced International Portfolio	63,164,292

Wells Fargo Factor Enhanced Large Cap Portfolio	99,771,016

Wells Fargo Factor Enhanced Small Cap Portfolio	24,635,649

Wells Fargo High Yield Corporate Bond Portfolio	1,132,790

Wells Fargo Investment Grade Corporate Bond Portfolio	7,044,802

Total Investment Companies (Cost $206,831,927)	229,340,642

Total investments in securities (Cost $206,831,927)	99.98%	229,340,642

Other assets and liabilities, net	0.02	55,755

Total net assets	100.00%	$229,396,397

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.15%	2.23%	$27,300	$723,815	$169,556	$0	$2,003	$13,554,521
Wells Fargo Emerging Markets Bond Portfolio	2.52	2.58	(769)	44,498	30,974	0	109	1,134,598
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.10	7.65	(325,010)	(986,198)	1,602	372,185	7,565	18,902,974
Wells Fargo Factor Enhanced International Portfolio	8.80	9.32	(451,328)	(72,053)	1,923	1,215,816	21,326	63,164,292
Wells Fargo Factor Enhanced Large Cap Portfolio	8.18	8.69	2,360,541	2,136,715	6,033	1,083,784	32,326	99,771,016
Wells Fargo Factor Enhanced Small Cap Portfolio	8.61	9.18	(105,103)	(1,299,168)	1,866	222,962	10,813	24,635,649
Wells Fargo High Yield Corporate Bond Portfolio	1.27	1.79	(14,607)	23,052	34,236	0	184	1,132,790
Wells Fargo Investment Grade Corporate Bond Portfolio	2.59	2.65	56,293	549,704	134,069	0	350	7,044,802

			$1,547,317	$1,120,365	$380,259	$2,894,747	$74,676	$229,340,642	99.98%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2055 FUND

Value
Investment Companies: 100.06%

Affiliated Master Portfolios: 100.06%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$2,360,900

Wells Fargo Emerging Markets Bond Portfolio	200,176

Wells Fargo Factor Enhanced Emerging Markets Portfolio	3,348,940

Wells Fargo Factor Enhanced International Portfolio	11,131,020

Wells Fargo Factor Enhanced Large Cap Portfolio	17,411,022

Wells Fargo Factor Enhanced Small Cap Portfolio	4,375,603

Wells Fargo High Yield Corporate Bond Portfolio	200,048

Wells Fargo Investment Grade Corporate Bond Portfolio	1,228,489

Total Investment Companies (Cost $39,823,599)	40,256,198

Total investments in securities (Cost $39,823,599)	100.06%	40,256,198

Other assets and liabilities, net	(0.06)	(23,070)

Total net assets	100.00%	$40,233,128

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.37%	0.39%	$4,703	$123,891	$29,009	$0	$343	$2,360,900
Wells Fargo Emerging Markets Bond Portfolio	0.44	0.46	(141)	7,614	5,313	0	19	200,176
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.24	1.35	(56,790)	(172,791)	274	63,816	1,304	3,348,940
Wells Fargo Factor Enhanced International Portfolio	1.53	1.64	(79,006)	(15,857)	350	208,357	3,659	11,131,020
Wells Fargo Factor Enhanced Large Cap Portfolio	1.43	1.52	397,334	374,986	1,024	184,962	5,525	17,411,022
Wells Fargo Factor Enhanced Small Cap Portfolio	1.50	1.63	(17,954)	(217,707)	318	38,176	1,859	4,375,603
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.32	(2,519)	4,155	5,882	0	32	200,048
Wells Fargo Investment Grade Corporate Bond Portfolio	0.45	0.46	9,678	94,223	22,934	0	60	1,228,489

			$255,305	$198,514	$65,104	$495,311	$12,801	$40,256,198	100.06%

The accompanying notes are an integral part of these financial statements.

44  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

TARGET 2060 FUND

Value
Investment Companies: 100.42%

Affiliated Master Portfolios: 100.42%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,240,592

Wells Fargo Emerging Markets Bond Portfolio	104,989

Wells Fargo Factor Enhanced Emerging Markets Portfolio	1,754,334

Wells Fargo Factor Enhanced International Portfolio	5,839,652

Wells Fargo Factor Enhanced Large Cap Portfolio	9,116,754

Wells Fargo Factor Enhanced Small Cap Portfolio	2,278,465

Wells Fargo High Yield Corporate Bond Portfolio	104,991

Wells Fargo Investment Grade Corporate Bond Portfolio	645,886

Total Investment Companies (Cost $20,240,878)	21,085,663

Total investments in securities (Cost $20,240,878)	100.42%	21,085,663

Other assets and liabilities, net	(0.42)	(87,507)

Total net assets	100.00%	$20,998,156

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.16%	0.20%	$2,436	$62,056	$14,368	$0	$170	$1,240,592
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.17	(54)	3,890	2,630	0	9	104,989
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.54	0.71	(28,698)	(89,617)	134	32,295	642	1,754,334
Wells Fargo Factor Enhanced International Portfolio	0.66	0.86	(40,305)	(13,585)	162	101,597	1,801	5,839,652
Wells Fargo Factor Enhanced Large Cap Portfolio	0.62	0.79	204,916	176,847	504	91,792	2,731	9,116,754
Wells Fargo Factor Enhanced Small Cap Portfolio	0.65	0.85	(8,862)	(104,861)	156	18,864	919	2,278,465
Wells Fargo High Yield Corporate Bond Portfolio	0.10	0.24	(1,203)	2,035	2,909	0	16	104,991
Wells Fargo Investment Grade Corporate Bond Portfolio	0.20	0.24	4,998	46,899	11,350	0	29	645,886

			$133,228	$83,664	$32,213	$244,548	$6,317	$21,085,663	100.42%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Statements of assets and liabilities—August 31, 2019 (unaudited)

	Target Today Fund	Target 2010 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$70,062,741	$62,602,860
Receivable for Fund shares sold	20,183	22,942
Receivable from manager	15,180	15,588
Prepaid expenses and other assets	43,653	60,469

Total assets	70,141,757	62,701,859

Liabilities
Custodian and accounting fees payable	34,465	17,084
Professional fees payable	16,987	16,606
Shareholder servicing fees payable	11,260	10,608
Shareholder report expenses payable	9,236	0
Administration fees payable	9,231	8,583
Payable for Fund shares redeemed	8,365	33,351
Trustees’ fees and expenses payable	2,748	2,740
Distribution fees payable	604	411
Accrued expenses and other liabilities	1,842	3,015

Total liabilities	94,738	92,398

Total net assets	$70,047,019	$62,609,461

Net assets consist of
Paid-in capital	$62,012,913	$42,023,631
Total distributable earnings	8,034,106	20,585,830

Total net assets	$70,047,019	$62,609,461

Computation of net asset value and offering price per share
Net assets – Class A	$38,560,508	$34,704,591
Shares outstanding – Class A1	4,248,596	3,269,726
Net asset value per share – Class A	$9.08	$10.61
Maximum offering price per share – Class A2	$9.63	$11.26
Net assets – Class C	$885,974	$631,078
Shares outstanding – Class C1	94,992	58,817
Net asset value per share – Class C	$9.33	$10.73
Net assets – Class R	$30,150	$23,158
Shares outstanding – Class R1	3,335	2,201
Net asset value per share – Class R	$9.04	$10.52
Net assets – Class R4	$2,799,327	$1,529,068
Share outstanding – Class R4[1]	300,063	142,045
Net asset value per share – Class R4	$9.33	$10.76
Net assets – Class R6	$17,964,571	$15,746,737
Shares outstanding – Class R6[1]	1,928,911	1,465,745
Net asset value per share – Class R6	$9.31	$10.74
Net assets – Administrator Class	$9,806,489	$9,974,829
Shares outstanding – Administrator Class[1]	1,050,834	926,432
Net asset value per share – Administrator Class	$9.33	$10.77

Investments in affiliated Master Portfolios, at cost	$62,306,646	$42,333,682

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2019 (unaudited)

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

$74,069,964	$407,358,842	$287,945,418	$570,387,140	$252,977,345	$500,379,504	$137,011,957
18,252	257,815	161,823	332,006	261,609	363,763	137,951
14,368	5,282	10,184	8,524	13,888	15,568	17,597
1,523	4,030	96,346	23,484	0	46,444	4,582

74,104,107	407,625,969	288,213,771	570,751,154	253,252,842	500,805,279	137,172,087

24,369	103,893	66,578	112,070	50,057	92,933	34,740
21,267	22,505	11,089	22,647	20,248	19,783	20,526
9,929	50,162	30,500	64,741	28,755	62,302	15,918
23,102	82,748	76,226	115,986	76,052	79,411	17,917
8,536	42,043	27,949	54,586	26,352	52,460	14,383
3,086	94,930	142,657	221,827	53,473	206,098	245,332
2,748	2,852	2,852	2,838	2,847	2,925	3,095
1	2,205	8	1,608	55	1,375	5
124	0	8,433	0	5,305	0	6

93,162	401,338	366,292	596,303	263,144	517,287	351,922

$74,010,945	$407,224,631	$287,847,479	$570,154,851	$252,989,698	$500,287,992	$136,820,165

$59,924,483	$352,628,562	$250,907,743	$505,339,247	$228,355,966	$451,574,977	$126,576,600
14,086,462	54,596,069	36,939,736	64,815,604	24,633,732	48,713,015	10,243,565

$74,010,945	$407,224,631	$287,847,479	$570,154,851	$252,989,698	$500,287,992	$136,820,165

$34,781,571	$145,006,404	$106,197,945	$176,558,197	$109,246,363	$188,322,961	$57,513,954
4,724,244	11,845,371	18,211,545	14,106,106	14,319,393	12,995,684	6,897,788
$7.36	$12.24	$5.83	$12.52	$7.63	$14.49	$8.34
$7.81	$12.99	$6.19	$13.28	$8.10	$15.37	$8.85
N/A	$3,173,564	N/A	$2,395,734	N/A	$2,026,081	N/A
N/A	265,329	N/A	200,979	N/A	156,149	N/A
N/A	$11.96	N/A	$11.92	N/A	$12.98	N/A
$20,420	$108,156	$50,368	$41,886	$268,354	$65,621	$41,932
2,716	8,926	8,761	3,346	34,911	4,536	4,941
$7.52	$12.12	$5.75	$12.52	$7.69	$14.47	$8.49
$6,685,336	$38,706,209	$39,835,686	$56,068,515	$26,890,561	$45,535,252	$16,887,231
899,932	3,064,783	6,769,893	4,367,888	3,510,153	3,028,092	2,008,562
$7.43	$12.63	$5.88	$12.84	$7.66	$15.04	$8.41
$25,956,814	$160,673,340	$128,730,431	$247,874,393	$108,603,308	$195,410,870	$56,817,865
3,494,490	12,718,555	21,894,294	19,331,213	14,178,398	12,999,452	6,781,797
$7.43	$12.63	$5.88	$12.82	$7.66	$15.03	$8.38
$6,566,804	$59,556,958	$13,033,049	$87,216,126	$7,981,112	$68,927,207	$5,559,183
867,396	4,752,539	2,199,066	6,800,362	1,033,088	4,598,255	654,993
$7.57	$12.53	$5.93	$12.83	$7.73	$14.99	$8.49

$60,851,949	$359,201,809	$258,281,091	$515,642,937	$232,428,769	$458,620,162	$127,823,102

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Statements of assets and liabilities—August 31, 2019 (unaudited)

	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$229,340,642	$40,256,198	$21,085,663
Receivable for Fund shares sold	271,045	123,955	68,791
Receivable from manager	18,894	17,920	18,009
Prepaid expenses and other assets	33,150	0	7,291

Total assets	229,663,731	40,398,073	21,179,754

Liabilities
Custodian and accounting fees payable	48,026	21,222	5,454
Professional fees payable	24,105	27,074	36,591
Shareholder servicing fees payable	23,010	3,503	1,211
Shareholder report expenses payable	41,969	78,346	95,959
Administration fees payable	19,456	3,376	1,139
Payable for Fund shares redeemed	107,840	5,282	25,054
Trustees’ fees and expenses payable	2,350	1,421	1,834
Distribution fees payable	568	4	124
Accrued expenses and other liabilities	10	24,717	14,232

Total liabilities	267,334	164,945	181,598

Total net assets	$229,396,397	$40,233,128	$20,998,156

Net assets consist of
Paid-in capital	$202,675,859	$40,140,617	$20,143,600
Total distributable earnings	26,720,538	92,511	854,556

Total net assets	$229,396,397	$40,233,128	$20,998,156

Computation of net asset value and offering price per share
Net assets – Class A	$53,895,496	$11,864,292	$805,403
Shares outstanding – Class A1	7,384,143	1,003,142	68,778
Net asset value per share – Class A	$7.30	$11.83	$11.71
Maximum offering price per share – Class A2	$7.75	$12.55	$12.42
Net assets – Class C	$847,114	N/A	$185,342
Shares outstanding – Class C1	117,306	N/A	15,913
Net asset value per share – Class C	$7.22	N/A	$11.65
Net assets – Class R	$35,292	$41,230	$62,689
Shares outstanding – Class R1	4,828	3,541	5,465
Net asset value per share – Class R	$7.31	$11.64	$11.47
Net assets – Class R4	$19,870,762	$7,063,973	$2,626,946
Share outstanding – Class R4[1]	2,696,920	594,206	219,837
Net asset value per share – Class R4	$7.37	$11.89	$11.95
Net assets – Class R6	$114,739,584	$20,303,855	$13,957,231
Shares outstanding – Class R6[1]	15,594,160	1,710,428	1,172,121
Net asset value per share – Class R6	$7.36	$11.87	$11.91
Net assets – Administrator Class	$40,008,149	$959,778	$3,360,545
Shares outstanding – Administrator Class[1]	5,457,436	81,039	285,818
Net asset value per share – Administrator Class	$7.33	$11.84	$11.76

Investments in affiliated Master Portfolios, at cost	$206,831,927	$39,823,599	$20,240,878

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

This page is intentionally left blank.

Statements of operations—six months ended August 31, 2019 (unaudited)

	Target Today Fund	Target 2010 Fund

Investment income
Interest allocated from affiliated Master Portfolios	$780,410	$730,788
Dividends allocated from affiliated Master Portfolios*	291,707	299,621
Affiliated income allocated from affiliated Master Portfolios	11,578	11,449
Expenses allocated from affiliated Master Portfolios	(55,659)	(54,113)
Waivers allocated from affiliated Master Portfolios	14,932	14,465

Total investment income	1,042,968	1,002,210

Expenses
Management fee	35,121	33,835
Administration fees
Class A	40,572	38,024
Class C	966	696
Class R	31	24
Class R4	1,136	704
Class R6	2,697	2,536
Administrator Class	6,392	7,868
Shareholder servicing fees
Class A	48,300	45,266
Class C	1,150	829
Class R	36	29
Class R4	1,420	880
Administrator Class	12,293	15,131
Distribution fees
Class C	3,451	2,461
Class R	23	15
Custody and accounting fees	3,303	3,136
Professional fees	20,034	19,371
Registration fees	42,534	41,496
Shareholder report expenses	20,453	20,020
Trustees’ fees and expenses	10,954	10,954
Other fees and expenses	7,390	7,127

Total expenses	258,256	250,402
Less: Fee waivers and/or expense reimbursements
Fund-level	(56,488)	(53,961)
Class A	(44,430)	(42,594)
Class C	(1,091)	(774)
Class R	(16)	(10)
Class R4	(2,555)	(1,584)
Class R6	(2,697)	(2,536)
Administrator Class	(12,751)	(15,936)

Net expenses	138,228	133,007

Net investment income	904,740	869,203

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	411,471	405,421
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	2,696,937	2,533,908

Net realized and unrealized gains (losses) on investments	3,108,408	2,939,329

Net increase in net assets resulting from operations	$4,013,148	$3,808,532

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$ 15,837	$ 16,364

The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2019 (unaudited)

Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

$795,029	$3,693,755	$2,189,948	$3,316,888	$1,104,279	$1,480,425	$321,715
408,764	2,518,527	2,212,441	5,064,997	2,691,160	5,765,643	1,836,018
14,318	82,403	68,410	149,341	75,440	154,562	47,913
(65,239)	(349,306)	(257,305)	(511,906)	(245,881)	(493,055)	(151,055)
17,291	89,117	60,251	110,061	51,084	100,933	30,980

1,170,163	6,034,496	4,273,745	8,129,381	3,676,082	7,008,508	2,085,571

39,677	207,361	149,294	288,579	132,279	254,963	75,830

37,859	155,353	113,219	189,455	115,857	202,904	61,478
N/A	3,530	N/A	2,851	N/A	2,403	N/A
21	100	50	44	276	68	42
2,800	15,563	15,960	23,030	11,628	18,208	7,360
4,393	24,302	20,331	36,933	17,285	29,513	10,126
4,544	40,553	9,930	58,611	6,274	46,838	4,658

45,070	184,944	134,784	225,542	137,925	241,552	73,189
N/A	4,202	N/A	3,395	N/A	2,861	N/A
26	119	59	52	329	81	49
3,284	19,453	19,949	28,788	14,536	22,760	9,200
8,740	77,986	19,097	112,713	12,065	90,073	8,958

N/A	12,607	N/A	10,183	N/A	8,584	N/A
14	105	50	38	316	66	36
3,759	16,794	9,520	19,285	8,642	16,487	5,845
20,106	20,145	19,897	20,148	20,078	20,064	20,087
39,223	47,458	40,073	47,373	41,957	46,335	42,020
21,917	28,236	27,043	30,560	26,596	31,157	24,612
10,954	10,960	10,980	10,953	10,954	11,061	11,124
7,823	15,578	11,457	16,697	10,777	14,842	8,866

250,210	885,349	601,693	1,125,230	567,774	1,060,820	363,480

(69,717)	(210,204)	(164,605)	(273,074)	(160,269)	(273,996)	(115,729)
(35,915)	(6,113)	(14,694)	(13,776)	(29,380)	(23,174)	(36,074)
N/A	(276)	N/A	(330)	N/A	(400)	N/A
(5)	0	0	0	(51)	0	(7)
(6,084)	(6,848)	(10,853)	(12,146)	(11,804)	(11,608)	(13,875)
(4,393)	(24,302)	(20,331)	(36,933)	(17,285)	(29,513)	(10,126)
(7,968)	(11,678)	(4,304)	(20,020)	(3,978)	(19,132)	(5,439)

126,128	625,928	386,906	768,951	345,007	702,997	182,230

1,044,035	5,408,568	3,886,839	7,360,430	3,331,075	6,305,511	1,903,341

512,447	2,899,543	2,033,996	3,675,257	1,679,710	3,350,849	1,016,320
2,777,053	12,851,355	7,914,948	11,995,776	4,185,749	5,038,372	1,319,742

3,289,500	15,750,898	9,948,944	15,671,033	5,865,459	8,389,221	2,336,062

$4,333,535	$21,159,466	$13,835,783	$23,031,463	$9,196,534	$14,694,732	$4,239,403

$22,340	$141,676	$133,344	$324,803	$177,213	$383,442	$124,559

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Statements of operations—six months ended August 31, 2019 (unaudited)

	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

Investment income
Interest allocated from affiliated Master Portfolios	$380,259	$65,104	$32,213
Dividends allocated from affiliated Master Portfolios*	2,894,747	495,311	244,548
Affiliated income allocated from affiliated Master Portfolios	74,676	12,801	6,317
Expenses allocated from affiliated Master Portfolios	(234,071)	(40,139)	(19,830)
Waivers allocated from affiliated Master Portfolios	47,485	8,160	3,991

Total investment income	3,163,096	541,237	267,239

Expenses
Management fee	115,979	19,769	9,740
Administration fees
Class A	57,613	11,811	794
Class C	986	N/A	213
Class R	36	43	61
Class R4	7,947	2,870	979
Class R6	17,272	2,975	1,913
Administrator Class	26,716	805	2,121
Shareholder servicing fees
Class A	68,587	14,060	945
Class C	1,174	N/A	254
Class R	42	51	73
Class R4	9,933	3,587	1,224
Administrator Class	51,376	1,548	4,079
Distribution fees
Class C	3,506	N/A	718
Class R	30	34	59
Custody and accounting fees	9,100	2,074	918
Professional fees	20,083	18,646	18,412
Registration fees	47,448	33,835	37,850
Shareholder report expenses	26,294	20,404	16,678
Trustees’ fees and expenses	10,464	9,438	9,995
Other fees and expenses	10,857	6,190	6,478

Total expenses	485,443	148,140	113,504
Less: Fee waivers and/or expense reimbursements
Fund-level	(161,388)	(72,996)	(87,548)
Class A	(22,889)	(24,544)	(1,739)
Class C	(418)	N/A	(466)
Class R	0	(70)	(134)
Class R4	(10,976)	(6,457)	(2,203)
Class R6	(17,272)	(2,975)	(1,913)
Administrator Class	(23,130)	(2,353)	(6,200)

Net expenses	249,370	38,745	13,301

Net investment income	2,913,726	502,492	253,938

Realized and unrealized gains (losses) on investments
Net realized gains on securities transactions allocated from affiliated Master Portfolios	1,547,317	255,305	133,228
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	1,120,365	198,514	83,664

Net realized and unrealized gains (losses) on investments	2,667,682	453,819	216,892

Net increase in net assets resulting from operations	$5,581,408	$956,311	$470,830

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$ 195,575	$33,460	$ 16,405

The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$904,740		$2,429,304
Net realized gains on investments		411,471		620,996
Net change in unrealized gains (losses) on investments		2,696,937		(581,592)

Net increase in net assets resulting from operations		4,013,148		2,468,708

Distributions to shareholders from net investment income and net realized gains
Class A		(384,339)		(2,517,852)
Class C		(5,172)		(93,263)
Class R		(255)		(1,841)
Class R4		(31,046)		(432,768)
Class R6		(213,063)		(1,980,408)
Administrator Class		(100,302)		(799,525)

Total distributions to shareholders		(734,177)		(5,825,657)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	70,821	628,791	206,784	1,804,359
Class C	334	3,038	7,343	65,185
Class R	116	1,040	224	1,991
Class R4	25,716	234,171	325,203	2,970,200
Class R6	180,493	1,635,950	1,452,538	12,845,113
Administrator Class	110,836	1,015,574	273,358	2,477,519

		3,518,564		20,164,367

Reinvestment of distributions
Class A	43,042	381,346	292,451	2,499,654
Class C	560	5,126	10,639	92,963
Class R	6	54	53	450
Class R4	3,414	31,044	48,915	432,768
Class R6	23,478	213,063	224,739	1,978,037
Administrator Class	11,012	100,302	90,290	799,264

		730,935		5,803,136

Payment for shares redeemed
Class A	(239,172)	(2,111,048)	(1,367,602)	(12,067,104)
Class C	(9,699)	(88,451)	(159,312)	(1,428,671)
Class R	(1)	(7)	(265)	(2,218)
Class R4	(46,660)	(423,493)	(1,453,840)	(13,174,601)
Class R6	(191,002)	(1,745,036)	(4,168,399)	(37,155,432)
Administrator Class	(149,588)	(1,363,988)	(1,930,361)	(17,559,794)

		(5,732,023)		(81,387,820)

Net decrease in net assets resulting from capital share transactions		(1,482,524)		(55,420,317)

Total increase (decrease) in net assets		1,796,447		(58,777,266)

Net assets
Beginning of period		68,250,572		127,027,838

End of period		$70,047,019		$68,250,572

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$869,203		$2,476,072
Net realized gains on investments		405,421		869,510
Net change in unrealized gains (losses) on investments		2,533,908		(1,027,544)

Net increase in net assets resulting from operations		3,808,532		2,318,038

Distributions to shareholders from net investment income and net realized gains
Class A		(356,000)		(3,011,177)
Class C		(3,792)		(77,674)
Class R		(198)		(1,897)
Class R4		(19,654)		(506,744)
Class R6		(196,103)		(1,963,261)
Administrator Class		(127,960)		(1,356,706)

Total distributions to shareholders		(703,707)		(6,917,459)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	27,021	279,774	181,308	1,846,882
Class C	1,188	12,639	257	2,723
Class R4	7,597	79,494	143,760	1,546,412
Class R6	150,835	1,577,145	814,993	8,655,220
Administrator Class	47,167	497,438	167,432	1,795,350

		2,446,490		13,846,587

Reinvestment of distributions
Class A	34,064	353,257	297,632	2,981,123
Class C	361	3,792	7,707	77,674
Class R4	1,872	19,654	49,077	506,744
Class R6	18,717	196,030	191,587	1,960,435
Administrator Class	12,165	127,960	131,892	1,356,706

		700,693		6,882,682

Payment for shares redeemed
Class A	(323,075)	(3,362,754)	(1,768,153)	(18,765,615)
Class C	(14,484)	(150,820)	(58,488)	(611,087)
Class R4	(45,111)	(475,516)	(1,600,821)	(17,053,647)
Class R6	(341,594)	(3,602,392)	(3,088,623)	(32,928,845)
Administrator Class	(338,006)	(3,580,238)	(2,098,785)	(22,448,123)

		(11,171,720)		(91,807,317)

Net decrease in net assets resulting from capital share transactions		(8,024,537)		(71,078,048)

Total decrease in net assets		(4,919,712)		(75,677,469)

Net assets
Beginning of period		67,529,173		143,206,642

End of period		$62,609,461		$67,529,173

The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$1,044,035		$3,124,396
Net realized gains on investments		512,447		3,264,482
Net change in unrealized gains (losses) on investments		2,777,053		(2,732,451)

Net increase in net assets resulting from operations		4,333,535		3,656,427

Distributions to shareholders from net investment income and net realized gains
Class A		(350,202)		(5,010,100)
Class R		(166)		(2,803)
Class R4		(77,435)		(2,377,135)
Class R6		(345,606)		(5,562,746)
Administrator Class		(70,126)		(1,088,842)

Total distributions to shareholders		(843,535)		(14,041,626)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	38,724	280,323	131,682	1,017,030
Class R4	38,770	281,493	710,739	5,613,679
Class R6	379,474	2,759,796	1,023,599	8,000,244
Administrator Class	26,593	197,426	84,246	671,519

		3,519,038		15,302,472

Reinvestment of distributions
Class A	48,460	349,393	720,306	5,000,087
Class R4	10,659	77,435	335,009	2,377,135
Class R6	47,630	345,606	786,251	5,543,091
Administrator Class	9,462	70,114	151,014	1,086,815

		842,548		14,007,128

Payment for shares redeemed
Class A	(508,551)	(3,660,530)	(1,103,238)	(8,484,983)
Class R4	(184,395)	(1,331,406)	(5,467,351)	(42,554,274)
Class R6	(1,321,950)	(9,621,782)	(5,135,152)	(39,351,197)
Administrator Class	(110,889)	(828,888)	(1,261,057)	(9,993,094)

		(15,442,606)		(100,383,548)

Net decrease in net assets resulting from capital share transactions		(11,081,020)		(71,073,948)

Total decrease in net assets		(7,591,020)		(81,459,147)

Net assets
Beginning of period		81,601,965		163,061,112

End of period		$74,010,945		$81,601,965

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  55

Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$5,408,568		$16,649,802
Net realized gains on investments		2,899,543		11,172,686
Net change in unrealized gains (losses) on investments		12,851,355		(14,923,343)

Net increase in net assets resulting from operations		21,159,466		12,899,145

Distributions to shareholders from net investment income and net realized gains
Class A		0		(14,798,931)
Class C		0		(423,325)
Class R		0		(8,143)
Class R4		0		(7,102,885)
Class R6		0		(28,569,283)
Administrator Class		0		(6,837,883)

Total distributions to shareholders		0		(57,740,450)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	144,137	1,721,918	726,663	8,665,616
Class C	21,379	248,433	10,238	116,378
Class R	1,498	17,886	1,977	24,240
Class R4	246,139	3,031,842	1,930,520	24,820,810
Class R6	1,183,771	14,498,313	6,313,856	77,738,219
Administrator Class	282,086	3,453,259	1,097,867	13,895,391

		22,971,651		125,260,654

Reinvestment of distributions
Class A	0	0	1,279,396	14,591,417
Class C	0	0	35,841	400,497
Class R	0	0	509	5,753
Class R4	0	0	604,855	7,102,885
Class R6	0	0	2,411,804	28,542,013
Administrator Class	0	0	585,944	6,835,171

		0		57,477,736

Payment for shares redeemed
Class A	(949,581)	(11,306,498)	(5,218,829)	(64,719,624)
Class C	(51,953)	(606,381)	(255,519)	(3,016,804)
Class R	(54)	(650)	(335)	(4,226)
Class R4	(396,984)	(4,856,211)	(9,417,929)	(117,856,517)
Class R6	(1,327,939)	(16,367,448)	(26,888,456)	(328,696,013)
Administrator Class	(879,122)	(10,740,394)	(5,060,064)	(64,081,593)

		(43,877,582)		(578,374,777)

Net decrease in net assets resulting from capital share transactions		(20,905,931)		(395,636,387)

Total increase (decrease) in net assets		253,535		(440,477,692)

Net assets
Beginning of period		406,971,096		847,448,788

End of period		$407,224,631		$406,971,096

The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$3,886,839		$9,134,567
Net realized gains on investments		2,033,996		18,776,534
Net change in unrealized gains (losses) on investments		7,914,948		(18,226,292)

Net increase in net assets resulting from operations		13,835,783		9,684,809

Distributions to shareholders from net investment income and net realized gains
Class A		0		(16,634,094)
Class R		0		(6,636)
Class R4		0		(10,413,427)
Class R6		0		(23,953,308)
Administrator Class		0		(2,458,518)

Total distributions to shareholders		0		(53,465,983)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	757,093	4,349,347	1,662,800	10,444,038
Class R	878	4,958	2,734	17,059
Class R4	628,406	3,619,224	3,487,417	22,273,083
Class R6	2,459,265	14,082,199	6,519,281	41,133,598
Administrator Class	107,004	619,944	720,680	4,555,243

		22,675,672		78,423,021

Reinvestment of distributions
Class A	0	0	3,038,024	16,527,940
Class R	0	0	724	3,889
Class R4	0	0	1,895,969	10,413,427
Class R6	0	0	4,355,013	23,899,900
Administrator Class	0	0	445,228	2,458,518

		0		53,303,674

Payment for shares redeemed
Class A	(1,656,371)	(9,439,352)	(3,912,642)	(24,272,954)
Class R	(105)	(598)	(44)	(281)
Class R4	(1,348,664)	(7,673,983)	(11,477,637)	(69,488,672)
Class R6	(3,990,998)	(23,163,535)	(18,795,141)	(116,041,739)
Administrator Class	(621,831)	(3,636,999)	(5,176,297)	(33,280,447)

		(43,914,467)		(243,084,093)

Net decrease in net assets resulting from capital share transactions		(21,238,795)		(111,357,398)

Total decrease in net assets		(7,403,012)		(155,138,572)

Net assets
Beginning of period		295,250,491		450,389,063

End of period		$287,847,479		$295,250,491

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  57

Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$7,360,430		$17,929,294
Net realized gains on investments		3,675,257		21,369,543
Net change in unrealized gains (losses) on investments		11,995,776		(21,586,663)

Net increase in net assets resulting from operations		23,031,463		17,712,174

Distributions to shareholders from net investment income and net realized gains
Class A		0		(23,857,770)
Class C		0		(517,667)
Class R		0		(5,296)
Class R4		0		(12,770,471)
Class R6		0		(36,810,881)
Administrator Class		0		(12,493,202)

Total distributions to shareholders		0		(86,455,287)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	248,423	3,053,329	1,235,784	15,641,688
Class C	4,357	51,391	29,267	359,851
Class R	235	2,902	612	8,209
Class R4	318,943	4,007,548	2,359,710	32,163,857
Class R6	2,208,368	27,717,062	8,160,569	105,824,109
Administrator Class	555,410	6,996,907	1,824,427	24,481,447

		41,829,139		178,479,161

Reinvestment of distributions
Class A	0	0	2,007,781	23,475,108
Class C	0	0	45,371	506,109
Class R	0	0	177	2,070
Class R4	0	0	1,066,085	12,770,471
Class R6	0	0	3,073,794	36,782,051
Administrator Class	0	0	1,043,459	12,488,536

		0		86,024,345

Payment for shares redeemed
Class A	(903,593)	(11,115,871)	(5,339,051)	(69,930,807)
Class C	(51,285)	(607,681)	(191,660)	(2,297,899)
Class R	(212)	(2,614)	(6)	(78)
Class R4	(607,235)	(7,625,172)	(14,686,400)	(196,256,211)
Class R6	(1,657,386)	(20,832,821)	(18,119,135)	(238,042,805)
Administrator Class	(979,202)	(12,361,830)	(7,351,969)	(99,462,934)

		(52,545,989)		(605,990,734)

Net decrease in net assets resulting from capital share transactions		(10,716,850)		(341,487,228)

Total increase (decrease) in net assets		12,314,613		(410,230,341)

Net assets
Beginning of period		557,840,238		968,070,579

End of period		$570,154,851		$557,840,238

The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$3,331,075		$8,021,063
Net realized gains on investments		1,679,710		10,893,935
Net change in unrealized gains (losses) on investments		4,185,749		(12,779,105)

Net increase in net assets resulting from operations		9,196,534		6,135,893

Distributions to shareholders from net investment income and net realized gains
Class A		0		(14,755,385)
Class R		0		(30,775)
Class R4		0		(7,980,148)
Class R6		0		(19,477,075)
Administrator Class		0		(1,369,169)

Total distributions to shareholders		0		(43,612,552)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	641,209	4,833,390	1,578,518	12,844,648
Class R	1,460	11,114	6,995	56,742
Class R4	371,138	2,799,205	2,451,098	20,206,867
Class R6	1,685,962	12,698,123	5,344,920	44,142,406
Administrator Class	99,198	757,152	497,674	4,150,302

		21,098,984		81,400,965

Reinvestment of distributions
Class A	0	0	2,057,285	14,678,376
Class R	0	0	3,846	27,658
Class R4	0	0	1,114,355	7,980,148
Class R6	0	0	2,720,348	19,464,137
Administrator Class	0	0	189,877	1,369,169

		0		43,519,488

Payment for shares redeemed
Class A	(1,009,836)	(7,607,983)	(3,073,219)	(24,856,182)
Class R	(70)	(539)	(110)	(797)
Class R4	(1,508,746)	(11,345,098)	(8,784,984)	(69,688,097)
Class R6	(2,662,701)	(20,313,618)	(15,125,719)	(120,242,533)
Administrator Class	(352,471)	(2,694,726)	(3,641,319)	(30,376,662)

		(41,961,964)		(245,164,271)

Net decrease in net assets resulting from capital share transactions		(20,862,980)		(120,243,818)

Total decrease in net assets		(11,666,446)		(157,720,477)

Net assets
Beginning of period		264,656,144		422,376,621

End of period		$252,989,698		$264,656,144

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  59

Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$6,305,511		$14,790,993
Net realized gains on investments		3,350,849		18,164,625
Net change in unrealized gains (losses) on investments		5,038,372		(19,275,537)

Net increase in net assets resulting from operations		14,694,732		13,680,081

Distributions to shareholders from net investment income and net realized gains
Class A		0		(26,387,910)
Class C		0		(566,862)
Class R		0		(8,566)
Class R4		0		(11,144,854)
Class R6		0		(30,251,781)
Administrator Class		0		(10,424,413)

Total distributions to shareholders		0		(78,784,386)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	223,658	3,202,440	975,217	14,543,125
Class C	3,718	47,533	14,600	185,493
Class R	206	2,961	546	8,708
Class R4	292,508	4,342,102	1,612,529	26,355,724
Class R6	1,551,323	22,984,534	6,170,841	96,045,196
Administrator Class	362,429	5,373,445	1,225,528	19,649,251

		35,953,015		156,787,497

Reinvestment of distributions
Class A	0	0	1,920,022	26,095,251
Class C	0	0	46,258	564,325
Class R	0	0	365	4,951
Class R4	0	0	791,271	11,144,854
Class R6	0	0	2,148,298	30,244,963
Administrator Class	0	0	742,370	10,421,862

		0		78,476,206

Payment for shares redeemed
Class A	(713,738)	(10,251,199)	(3,380,962)	(52,026,465)
Class C	(65,061)	(836,495)	(205,482)	(2,752,752)
Class R	(80)	(1,138)	(4)	(53)
Class R4	(359,505)	(5,286,634)	(10,810,527)	(171,991,630)
Class R6	(1,212,226)	(18,052,549)	(12,842,572)	(202,067,993)
Administrator Class	(667,110)	(9,920,811)	(5,102,104)	(82,271,545)

		(44,348,826)		(511,110,438)

Net decrease in net assets resulting from capital share transactions		(8,395,811)		(275,846,735)

Total increase (decrease) in net assets		6,298,921		(340,951,040)

Net assets
Beginning of period		493,989,071		834,940,111

End of period		$500,287,992		$493,989,071

The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Statements of changes in net assets

	Target 2045 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$1,903,341		$4,977,067
Net realized gains on investments		1,016,320		5,191,613
Net change in unrealized gains (losses) on investments		1,319,742		(8,363,923)

Net increase in net assets resulting from operations		4,239,403		1,804,757

Distributions to shareholders from net investment income and net realized gains
Class A		0		(7,665,404)
Class R		0		(4,825)
Class R4		0		(5,266,755)
Class R6		0		(13,021,360)
Administrator Class		0		(951,220)

Total distributions to shareholders		0		(26,909,564)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	531,832	4,396,061	1,268,596	11,274,214
Class R	680	5,744	332	3,049
Class R4	250,255	2,077,716	1,528,232	13,873,019
Class R6	876,360	7,261,882	3,469,897	31,474,217
Administrator Class	92,985	785,610	410,954	3,787,158

		14,527,013		60,411,657

Reinvestment of distributions
Class A	0	0	977,784	7,647,168
Class R	0	0	205	1,629
Class R4	0	0	668,576	5,266,755
Class R6	0	0	1,658,603	13,021,360
Administrator Class	0	0	119,796	951,220

		0		26,888,132

Payment for shares redeemed
Class A	(581,911)	(4,817,005)	(2,042,382)	(17,742,050)
Class R	(146)	(1,216)	(3)	(28)
Class R4	(938,819)	(7,799,222)	(4,568,498)	(38,963,130)
Class R6	(2,613,849)	(21,976,528)	(11,113,510)	(95,882,723)
Administrator Class	(309,871)	(2,604,357)	(2,913,889)	(26,895,091)

		(37,198,328)		(179,483,022)

Net decrease in net assets resulting from capital share transactions		(22,671,315)		(92,183,233)

Total decrease in net assets		(18,431,912)		(117,288,040)

Net assets
Beginning of period		155,252,077		272,540,117

End of period		$136,820,165		$155,252,077

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$2,913,726		$7,675,206
Net realized gains on investments		1,547,317		14,913,484
Net change in unrealized gains (losses) on investments		1,120,365		(16,129,644)

Net increase in net assets resulting from operations		5,581,408		6,459,046

Distributions to shareholders from net investment income and net realized gains
Class A		0		(9,998,721)
Class C		0		(229,385)
Class R		0		(6,315)
Class R4		0		(7,268,509)
Class R6		0		(25,908,320)
Administrator Class		0		(8,372,773)

Total distributions to shareholders		0		(51,784,023)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	469,347	3,393,896	1,473,336	11,485,855
Class C	2,947	21,225	18,446	154,231
Class R	380	2,762	966	8,274
Class R4	354,151	2,577,505	2,154,392	18,358,680
Class R6	2,145,936	15,619,469	7,548,457	60,871,822
Administrator Class	619,589	4,506,445	2,112,559	17,602,897

		26,121,302		108,481,759

Reinvestment of distributions
Class A	0	0	1,445,068	9,953,000
Class C	0	0	32,594	222,303
Class R	0	0	258	1,780
Class R4	0	0	1,046,261	7,268,509
Class R6	0	0	3,728,317	25,889,708
Administrator Class	0	0	1,210,420	8,372,773

		0		51,708,073

Payment for shares redeemed
Class A	(521,628)	(3,797,985)	(3,308,100)	(26,774,618)
Class C	(28,632)	(203,609)	(68,750)	(505,169)
Class R	(12)	(88)	(8)	(67)
Class R4	(376,931)	(2,729,439)	(14,586,164)	(121,468,189)
Class R6	(1,575,102)	(11,511,943)	(17,066,989)	(137,002,569)
Administrator Class	(781,894)	(5,701,633)	(7,277,621)	(60,967,722)

		(23,944,697)		(346,718,334)

Net increase (decrease) in net assets resulting from capital share transactions		2,176,605		(186,528,502)

Total increase (decrease) in net assets		7,758,013		(231,853,479)

Net assets
Beginning of period		221,638,384		453,491,863

End of period		$229,396,397		$221,638,384

The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$502,492		$1,593,380
Net realized gains on investments		255,305		388,557
Net change in unrealized gains (losses) on investments		198,514		(2,137,811)

Net increase (decrease) in net assets resulting from operations		956,311		(155,874)

Distributions to shareholders from net investment income and net realized gains
Class A		0		(1,154,610)
Class R		0		(4,713)
Class R4		0		(1,589,454)
Class R6		0		(3,851,682)
Administrator Class		0		(132,101)

Total distributions to shareholders		0		(6,732,560)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	168,346	1,983,375	271,189	3,342,526
Class R	343	3,961	673	8,354
Class R4	165,856	1,951,992	562,108	7,049,850
Class R6	323,778	3,808,509	1,422,335	17,984,319
Administrator Class	17,921	210,938	104,231	1,320,409

		7,958,775		29,705,458

Reinvestment of distributions
Class A	0	0	103,856	1,150,306
Class R	0	0	136	1,486
Class R4	0	0	142,902	1,589,454
Class R6	0	0	346,774	3,849,401
Administrator Class	0	0	11,912	132,101

		0		6,722,748

Payment for shares redeemed
Class A	(80,866)	(947,856)	(272,876)	(3,315,786)
Class R	(569)	(6,648)	(419)	(5,283)
Class R4	(225,070)	(2,662,448)	(1,286,858)	(15,246,998)
Class R6	(211,189)	(2,487,613)	(4,613,789)	(55,622,123)
Administrator Class	(39,623)	(459,155)	(458,190)	(5,851,842)

		(6,563,720)		(80,042,032)

Net increase (decrease) in net assets resulting from capital share transactions		1,395,055		(43,613,826)

Total increase (decrease) in net assets		2,351,366		(50,502,260)

Net assets
Beginning of period		37,881,762		88,384,022

End of period		$40,233,128		$37,881,762

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Statements of changes in net assets

	Target 2060 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$253,938		$490,747
Net realized gains (losses) on investments		133,228		(316,135)
Net change in unrealized gains (losses) on investments		83,664		310,679

Net increase in net assets resulting from operations		470,830		485,291

Distributions to shareholders from net investment income and net realized gains
Class A		0		(24,635)
Class C		0		(10,144)
Class R		0		(2,753)
Class R4		0		(123,761)
Class R6		0		(688,736)
Administrator Class		0		(189,691)

Total distributions to shareholders		0		(1,039,720)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,257	342,722	76,768	896,544
Class C	169	1,957	1,954	22,381
Class R	665	7,591	789	9,061
Class R4	67,111	790,273	201,859	2,403,910
Class R6	367,837	4,329,755	923,279	10,972,269
Administrator Class	63,543	741,216	285,112	3,375,609

		6,213,514		17,679,774

Reinvestment of distributions
Class A	0	0	2,229	24,138
Class C	0	0	831	8,994
Class R	0	0	139	1,480
Class R4	0	0	11,186	123,228
Class R6	0	0	62,764	688,177
Administrator Class	0	0	17,416	189,167

		0		1,035,184

Payment for shares redeemed
Class A	(18,173)	(213,645)	(97,949)	(1,159,367)
Class C	(3,604)	(41,759)	0	0
Class R	(13)	(146)	(436)	(5,264)
Class R4	(22,107)	(262,365)	(462,721)	(5,517,303)
Class R6	(100,103)	(1,183,886)	(1,089,048)	(12,971,855)
Administrator Class	(44,920)	(522,286)	(394,173)	(4,623,482)

		(2,224,087)		(24,277,271)

Net increase (decrease) in net assets resulting from capital share transactions		3,989,427		(5,562,313)

Total increase (decrease) in net assets		4,460,257		(6,116,742)

Net assets
Beginning of period		16,537,899		22,654,641

End of period		$20,998,156		$16,537,899

The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

This page is intentionally left blank.

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target Today Fund

Class A
Six months ended August 31, 2019 (unaudited)	$8.66	0.11		0.40	(0.09)	0.00	$9.08
Year ended February 28, 2019	$8.97	0.19		0.07	(0.21)	(0.36)	$8.66
Year ended February 28, 2018	$10.56	0.17		0.13	(0.08)	(1.81)	$8.97
Year ended February 28, 2017	$10.41	0.12		0.23	(0.11)	(0.09)	$10.56
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81

Class C
Six months ended August 31, 2019 (unaudited)	$8.89	0.08	[4]	0.41	(0.05)	0.00	$9.33
Year ended February 28, 2019	$9.18	0.14	[4]	0.06	(0.13)	(0.36)	$8.89
Year ended February 28, 2018	$10.77	0.10		0.13	(0.01)	(1.81)	$9.18
Year ended February 28, 2017	$10.63	0.03		0.24	(0.04)	(0.09)	$10.77
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08

Class R
Six months ended August 31, 2019 (unaudited)	$8.62	0.10		0.40	(0.08)	0.00	$9.04
Year ended February 28, 2019	$8.94	0.17		0.06	(0.19)	(0.36)	$8.62
Year ended February 28, 2018	$10.53	0.14		0.14	(0.06)	(1.81)	$8.94
Year ended February 28, 2017	$10.39	0.09		0.23	(0.09)	(0.09)	$10.53
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80

Class R4
Six months ended August 31, 2019 (unaudited)	$8.89	0.13	[4]	0.41	(0.10)	0.00	$9.33
Year ended February 28, 2019	$9.20	0.24	[4]	0.05	(0.24)	(0.36)	$8.89
Year ended February 28, 2018	$10.81	0.17		0.13	(0.10)	(1.81)	$9.20
Year ended February 28, 2017	$10.65	0.14		0.25	(0.14)	(0.09)	$10.81
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06

Class R6
Six months ended August 31, 2019 (unaudited)	$8.88	0.13	[4]	0.41	(0.11)	0.00	$9.31
Year ended February 28, 2019	$9.19	0.25	[4]	0.06	(0.26)	(0.36)	$8.88
Year ended February 28, 2018	$10.78	0.21	[4]	0.15	(0.14)	(1.81)	$9.19
Year ended February 28, 2017	$10.64	0.17	[4]	0.23	(0.17)	(0.09)	$10.78
Year ended February 29, 2016[5]	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05

Administrator Class
Six months ended August 31, 2019 (unaudited)	$8.90	0.12		0.40	(0.09)	0.00	$9.33
Year ended February 28, 2019	$9.21	0.22	[4]	0.05	(0.22)	(0.36)	$8.90
Year ended February 28, 2018	$10.78	0.18		0.15	(0.09)	(1.81)	$9.21
Year ended February 28, 2017	$10.63	0.13	[4]	0.23	(0.12)	(0.09)	$10.78
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.12%	0.13%	0.15%	0.15%	0.15%	0.16%
Class C	0.11	0.13	0.15	0.15	0.15	0.16
Class R	0.08	0.11	0.16	0.16	0.14	0.16
Class R4	0.12	0.13	0.16	0.15	0.15	0.16
Class R6	0.12	0.13	0.15	0.15	0.15	0.16
Administrator Class	0.12	0.13	0.15	0.15	0.15	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.59%	0.97%	0.64%	5.91%	24%	$38,561
2.21%	0.93%	0.65%	3.09%	45%	$37,865
1.59%	0.87%	0.69%	2.54%	80%	$47,030
1.06%	0.85%	0.76%	3.39%	41%	$55,965
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537

0.83%	1.72%	1.38%	5.55%	24%	$886
1.50%	1.68%	1.40%	2.31%	45%	$923
0.83%	1.62%	1.44%	1.76%	80%	$2,250
0.31%	1.61%	1.51%	2.57%	41%	$2,822
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471

1.36%	1.11%	0.90%	5.81%	24%	$30
1.96%	1.16%	0.89%	2.72%	45%	$28
1.36%	1.13%	0.94%	2.31%	80%	$29
0.79%	1.12%	1.01%	3.13%	41%	$32
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28

1.54%	0.69%	0.34%	6.14%	24%	$2,799
2.62%	0.67%	0.34%	3.35%	45%	$2,825
1.54%	0.60%	0.44%	2.46%	80%	$12,858
1.37%	0.58%	0.45%	3.71%	41%	$248,734
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108

1.99%	0.54%	0.19%	6.11%	24%	$17,965
2.72%	0.51%	0.19%	3.52%	45%	$17,013
1.99%	0.44%	0.24%	2.99%	80%	$40,511
1.53%	0.42%	0.30%	3.81%	41%	$72,643
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044

1.66%	0.89%	0.53%	5.92%	24%	$9,806
2.38%	0.86%	0.54%	3.11%	45%	$9,597
1.66%	0.79%	0.59%	2.77%	80%	$24,351
1.17%	0.77%	0.65%	3.41%	41%	$39,234
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2010 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$10.13	0.13	[4]	0.45	(0.10)	0.00	$10.61
Year ended February 28, 2019	$10.72	0.23	[4]	0.07	(0.27)	(0.62)	$10.13
Year ended February 28, 2018	$12.41	0.19		0.22	(0.04)	(2.06)	$10.72
Year ended February 28, 2017	$12.26	0.15		0.30	(0.09)	(0.21)	$12.41
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16

Class C
Six months ended August 31, 2019 (unaudited)	$10.24	0.09	[4]	0.46	(0.06)	0.00	$10.73
Year ended February 28, 2019	$10.82	0.16	[4]	0.06	(0.18)	(0.62)	$10.24
Year ended February 28, 2018	$12.56	0.13		0.19	0.00	(2.06)	$10.82
Year ended February 28, 2017	$12.42	0.07		0.30	(0.02)	(0.21)	$12.56
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36

Class R
Six months ended August 31, 2019 (unaudited)	$10.04	0.11		0.46	(0.09)	0.00	$10.52
Year ended February 28, 2019	$10.63	0.20		0.07	(0.24)	(0.62)	$10.04
Year ended February 28, 2018	$12.33	0.16		0.22	(0.02)	(2.06)	$10.63
Year ended February 28, 2017	$12.19	0.11		0.31	(0.07)	(0.21)	$12.33
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11

Class R4
Six months ended August 31, 2019 (unaudited)	$10.27	0.15	[4]	0.46	(0.12)	0.00	$10.76
Year ended February 28, 2019	$10.86	0.29	[4]	0.04	(0.30)	(0.62)	$10.27
Year ended February 28, 2018	$12.55	0.23	[4]	0.22	(0.08)	(2.06)	$10.86
Year ended February 28, 2017	$12.38	0.19	[4]	0.32	(0.13)	(0.21)	$12.55
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30

Class R6
Six months ended August 31, 2019 (unaudited)	$10.25	0.15	[4]	0.47	(0.13)	0.00	$10.74
Year ended February 28, 2019	$10.84	0.29	[4]	0.06	(0.32)	(0.62)	$10.25
Year ended February 28, 2018	$12.54	0.25	[4]	0.22	(0.11)	(2.06)	$10.84
Year ended February 28, 2017	$12.37	0.21	[4]	0.32	(0.15)	(0.21)	$12.54
Year ended February 29, 2016[5]	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29

Administrator Class
Six months ended August 31, 2019 (unaudited)	$10.27	0.15	[4]	0.46	(0.11)	0.00	$10.77
Year ended February 28, 2019	$10.86	0.26	[4]	0.05	(0.28)	(0.62)	$10.27
Year ended February 28, 2018	$12.55	0.21	[4]	0.21	(0.05)	(2.06)	$10.86
Year ended February 28, 2017	$12.39	0.16		0.31	(0.10)	(0.21)	$12.55
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.12%	0.13%	0.15%	0.16%	0.15%	0.16%
Class C	0.12	0.13	0.15	0.16	0.15	0.16
Class R	0.07	0.13	0.16	0.16	0.15	0.16
Class R4	0.12	0.13	0.15	0.16	0.15	0.16
Class R6	0.12	0.13	0.15	0.16	0.15	0.16
Administrator Class	0.12	0.13	0.15	0.16	0.15	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.42%	0.98%	0.64%	5.79%	24%	$34,705
2.20%	0.91%	0.65%	3.03%	45%	$35,777
1.58%	0.87%	0.70%	3.04%	79%	$51,677
1.14%	0.87%	0.78%	3.71%	41%	$60,237
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753

1.69%	1.71%	1.38%	5.41%	24%	$631
1.47%	1.65%	1.40%	2.25%	45%	$735
0.83%	1.62%	1.45%	2.25%	79%	$1,323
0.39%	1.62%	1.53%	2.96%	41%	$1,761
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781

2.18%	1.06%	0.88%	5.70%	24%	$23
1.94%	1.14%	0.90%	2.82%	45%	$22
1.32%	1.13%	0.96%	2.75%	79%	$23
0.88%	1.14%	1.03%	3.45%	41%	$53
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.26%	1.08%	1.92%	41%	$53

2.74%	0.70%	0.34%	5.96%	24%	$1,529
2.65%	0.66%	0.34%	3.35%	45%	$1,825
1.83%	0.59%	0.41%	3.30%	79%	$17,218
1.45%	0.59%	0.47%	4.11%	41%	$48,885
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668

2.89%	0.55%	0.19%	6.05%	24%	$15,747
2.71%	0.44%	0.19%	3.53%	45%	$16,789
2.00%	0.44%	0.25%	3.42%	79%	$40,332
1.61%	0.44%	0.32%	4.27%	41%	$82,474
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812

2.54%	0.90%	0.53%	5.95%	24%	$9,975
2.37%	0.83%	0.54%	3.08%	45%	$12,382
1.68%	0.79%	0.59%	3.09%	79%	$32,634
1.26%	0.79%	0.67%	3.84%	41%	$49,565
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.79%	0.67%	2.26%	41%	$168,185

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2015 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$7.04	0.08		0.31	(0.07)	0.00	$7.36
Year ended February 28, 2019	$7.88	0.16		0.06	(0.17)	(0.89)	$7.04
Year ended February 28, 2018	$10.12	0.15		0.27	(0.02)	(2.64)	$7.88
Year ended February 28, 2017	$9.87	0.15	[4]	0.37	(0.10)	(0.17)	$10.12
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40

Class R
Six months ended August 31, 2019 (unaudited)	$7.19	0.08		0.31	(0.06)	0.00	$7.52
Year ended February 28, 2019	$8.02	0.15		0.05	(0.14)	(0.89)	$7.19
Year ended February 28, 2018	$10.26	0.13		0.27	(0.00)[5]	(2.64)	$8.02
Year ended February 28, 2017	$10.01	0.13		0.37	(0.08)	(0.17)	$10.26
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55

Class R4
Six months ended August 31, 2019 (unaudited)	$7.10	0.10	[4]	0.31	(0.08)	0.00	$7.43
Year ended February 28, 2019	$7.94	0.21	[4]	0.03	(0.19)	(0.89)	$7.10
Year ended February 28, 2018	$10.16	0.19	[4]	0.26	(0.03)	(2.64)	$7.94
Year ended February 28, 2017	$9.91	0.18	[4]	0.37	(0.13)	(0.17)	$10.16
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43

Class R6
Six months ended August 31, 2019 (unaudited)	$7.10	0.11	[4]	0.31	(0.09)	0.00	$7.43
Year ended February 28, 2019	$7.94	0.21	[4]	0.04	(0.20)	(0.89)	$7.10
Year ended February 28, 2018	$10.15	0.25		0.22	(0.04)	(2.64)	$7.94
Year ended February 28, 2017	$9.90	0.20	[4]	0.37	(0.15)	(0.17)	$10.15
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42

Administrator Class
Six months ended August 31, 2019 (unaudited)	$7.24	0.10	[4]	0.30	(0.07)	0.00	$7.57
Year ended February 28, 2019	$8.07	0.19	[4]	0.04	(0.17)	(0.89)	$7.24
Year ended February 28, 2018	$10.29	0.18	[4]	0.26	(0.02)	(2.64)	$8.07
Year ended February 28, 2017	$10.02	0.17	[4]	0.38	(0.11)	(0.17)	$10.29
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.12%	0.14%	0.16%	0.16%	0.16%	0.16%
Class R	0.06	0.12	0.17	0.16	0.16	0.16
Class R4	0.12	0.14	0.16	0.16	0.16	0.16
Class R6	0.12	0.14	0.16	0.16	0.16	0.16
Administrator Class	0.12	0.14	0.16	0.16	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.41%	0.94%	0.64%	5.57%	24%	$34,782
2.16%	0.90%	0.65%	3.17%	44%	$36,236
1.65%	0.86%	0.71%	3.72%	76%	$42,542
1.43%	0.87%	0.79%	5.30%	41%	$54,770
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947

2.17%	1.02%	0.87%	5.46%	24%	$20
1.91%	1.14%	0.90%	2.98%	44%	$20
1.41%	1.12%	0.96%	3.52%	76%	$22
1.18%	1.12%	1.04%	4.99%	41%	$37
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50

2.72%	0.65%	0.34%	5.82%	24%	$6,685
2.62%	0.60%	0.34%	3.50%	44%	$7,352
1.91%	0.59%	0.41%	4.05%	76%	$43,346
1.73%	0.59%	0.48%	5.57%	41%	$105,773
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101

2.88%	0.51%	0.19%	5.89%	24%	$25,957
2.67%	0.46%	0.19%	3.65%	44%	$31,174
2.08%	0.44%	0.26%	4.27%	76%	$61,265
1.92%	0.43%	0.33%	5.74%	41%	$125,438
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676

2.52%	0.86%	0.53%	5.61%	24%	$6,567
2.33%	0.81%	0.54%	3.33%	44%	$6,821
1.76%	0.77%	0.60%	3.89%	76%	$15,886
1.59%	0.78%	0.68%	5.52%	41%	$21,910
1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2020 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$11.64	0.15	[4]	0.45	0.00	0.00	$12.24
Year ended February 28, 2019	$12.55	0.26		0.06	(0.41)	(0.82)	$11.64
Year ended February 28, 2018	$14.87	0.24		0.61	0.00	(3.17)	$12.55
Year ended February 28, 2017	$14.19	0.21		0.85	(0.17)	(0.21)	$14.87
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24

Class C
Six months ended August 31, 2019 (unaudited)	$11.41	0.10	[4]	0.45	0.00	0.00	$11.96
Year ended February 28, 2019	$12.31	0.17	[4]	0.06	(0.31)	(0.82)	$11.41
Year ended February 28, 2018	$14.75	0.13		0.60	0.00	(3.17)	$12.31
Year ended February 28, 2017	$14.10	0.10		0.84	(0.08)	(0.21)	$14.75
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16

Class R
Six months ended August 31, 2019 (unaudited)	$11.53	0.13	[4]	0.46	0.00	0.00	$12.12
Year ended February 28, 2019	$12.46	0.22	[4]	0.08	(0.41)	(0.82)	$11.53
Year ended February 28, 2018	$14.81	0.22	[4]	0.60	0.00	(3.17)	$12.46
Year ended February 28, 2017	$14.14	0.18		0.84	(0.14)	(0.21)	$14.81
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18

Class R4
Six months ended August 31, 2019 (unaudited)	$11.98	0.17	[4]	0.48	0.00	0.00	$12.63
Year ended February 28, 2019	$12.89	0.33	[4]	0.04	(0.46)	(0.82)	$11.98
Year ended February 28, 2018	$15.15	0.31	[4]	0.60	0.00	(3.17)	$12.89
Year ended February 28, 2017	$14.44	0.27	[4]	0.86	(0.21)	(0.21)	$15.15
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50

Class R6
Six months ended August 31, 2019 (unaudited)	$11.98	0.19		0.46	0.00	0.00	$12.63
Year ended February 28, 2019	$12.90	0.34	[4]	0.06	(0.50)	(0.82)	$11.98
Year ended February 28, 2018	$15.14	0.33	[4]	0.61	(0.01)	(3.17)	$12.90
Year ended February 28, 2017	$14.43	0.29	[4]	0.86	(0.23)	(0.21)	$15.14
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50

Administrator Class
Six months ended August 31, 2019 (unaudited)	$11.90	0.16	[4]	0.47	0.00	0.00	$12.53
Year ended February 28, 2019	$12.80	0.31		0.04	(0.43)	(0.82)	$11.90
Year ended February 28, 2018	$15.09	0.29		0.59	0.00	(3.17)	$12.80
Year ended February 28, 2017	$14.40	0.24	[4]	0.84	(0.18)	(0.21)	$15.09
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.13%	0.14%	0.16%	0.17%	0.16%	0.16%
Class C	0.12	0.14	0.16	0.17	0.16	0.16
Class R	0.11	0.13	0.17	0.17	0.16	0.16
Class R4	0.13	0.14	0.17	0.17	0.16	0.16
Class R6	0.13	0.14	0.17	0.17	0.16	0.16
Administrator Class	0.13	0.14	0.17	0.17	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.38%	0.75%	0.64%	5.15%	23%	$145.006
2.14%	0.75%	0.65%	3.12%	43%	$147,196
1.74%	0.79%	0.71%	5.40%	73%	$199,069
1.44%	0.85%	0.81%	7.53%	39%	$218,652
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808

1.64%	1.50%	1.38%	4.82%	23%	$3,174
1.41%	1.50%	1.40%	2.28%	43%	$3,377
0.99%	1.54%	1.46%	4.60%	73%	$6,219
0.69%	1.60%	1.56%	6.71%	39%	$6,713
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509

2.13%	0.96%	0.89%	5.12%	23%	$108
1.84%	1.00%	0.90%	2.84%	43%	$86
1.51%	1.06%	0.98%	5.20%	73%	$66
1.21%	1.10%	1.06%	7.27%	39%	$321
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744

2.69%	0.47%	0.34%	5.34%	23%	$38.706
2.54%	0.47%	0.34%	3.36%	43%	$38,539
2.05%	0.53%	0.42%	5.70%	73%	$130,172
1.76%	0.56%	0.50%	7.89%	39%	$357,823
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604

2.84%	0.32%	0.19%	5.43%	23%	$160,673
2.66%	0.32%	0.19%	3.58%	43%	$154,089
2.20%	0.37%	0.26%	5.89%	73%	$400,206
1.92%	0.41%	0.35%	8.04%	39%	$645,237
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670

2.50%	0.67%	0.53%	5.29%	23%	$59,557
2.28%	0.67%	0.54%	3.18%	43%	$63,684
1.85%	0.72%	0.61%	5.51%	73%	$111,716
1.60%	0.76%	0.70%	7.58%	39%	$197,835
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2025 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$5.57	0.07		0.19	0.00	0.00	$5.83
Year ended February 28, 2019	$6.41	0.13	[4]	(0.00)[5]	(0.14)	(0.83)	$5.57
Year ended February 28, 2018	$10.48	0.17	[4]	0.63	(0.03)	(4.84)	$6.41
Year ended February 28, 2017	$9.77	0.13		0.90	(0.15)	(0.17)	$10.48
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69

Class R
Six months ended August 31, 2019 (unaudited)	$5.50	0.06	[4]	0.19	0.00	0.00	$5.75
Year ended February 28, 2019	$6.34	0.11	[4]	0.02	(0.14)	(0.83)	$5.50
Year ended February 28, 2018	$10.49	0.16	[4]	0.53	0.00	(4.84)	$6.34
Year ended February 28, 2017	$9.79	0.12		0.88	(0.13)	(0.17)	$10.49
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71

Class R4
Six months ended August 31, 2019 (unaudited)	$5.61	0.08	[4]	0.19	0.00	0.00	$5.88
Year ended February 28, 2019	$6.45	0.16	[4]	(0.01)	(0.16)	(0.83)	$5.61
Year ended February 28, 2018	$10.52	0.20		0.63	(0.06)	(4.84)	$6.45
Year ended February 28, 2017	$9.80	0.17		0.90	(0.18)	(0.17)	$10.52
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72

Class R6
Six months ended August 31, 2019 (unaudited)	$5.61	0.10		0.17	0.00	0.00	$5.88
Year ended February 28, 2019	$6.44	0.16	[4]	0.01	(0.17)	(0.83)	$5.61
Year ended February 28, 2018	$10.51	0.25		0.60	(0.08)	(4.84)	$6.44
Year ended February 28, 2017	$9.80	0.20	[4]	0.87	(0.19)	(0.17)	$10.51
Year ended February 29, 2016[5]	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71

Administrator Class
Six months ended August 31, 2019 (unaudited)	$5.66	0.07	[4]	0.20	0.00	0.00	$5.93
Year ended February 28, 2019	$6.48	0.15	[4]	(0.00)	(0.14)	(0.83)	$5.66
Year ended February 28, 2018	$10.55	0.19		0.62	(0.04)	(4.84)	$6.48
Year ended February 28, 2017	$9.82	0.17	[4]	0.89	(0.16)	(0.17)	$10.55
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.13%	0.15%	0.17%	0.17%	0.16%	0.16%
Class R	0.11	0.13	0.18	0.17	0.16	0.16
Class R4	0.13	0.15	0.17	0.17	0.16	0.16
Class R6	0.13	0.15	0.17	0.16	0.16	0.16
Administrator Class	0.13	0.15	0.17	0.16	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]	Amount is more than $(0.005).

The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.34%	0.77%	0.64%	4.67%	23%	$106,198
2.08%	0.78%	0.65%	2.78%	43%	$106,485
1.70%	0.81%	0.71%	7.09%	67%	$117,382
1.37%	0.84%	0.81%	10.61%	36%	$140,428
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193

2.09%	0.95%	0.88%	4.55%	23%	$50
1.78%	1.02%	0.90%	2.67%	43%	$44
1.53%	1.10%	1.02%	5.94%	67%	$29
1.12%	1.10%	1.06%	10.22%	36%	$610
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032

2.65%	0.49%	0.34%	4.81%	23%	$39,836
2.45%	0.50%	0.34%	3.05%	43%	$42,046
2.01%	0.55%	0.43%	7.33%	67%	$87,607
1.65%	0.57%	0.50%	10.98%	36%	$274,639
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384

2.80%	0.34%	0.19%	4.81%	23%	$128,730
2.57%	0.35%	0.19%	3.41%	43%	$131,314
2.16%	0.39%	0.26%	7.54%	67%	$201,812
1.92%	0.41%	0.35%	11.04%	36%	$372,101
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264

2.46%	0.69%	0.53%	4.77%	23%	$13,033
2.27%	0.70%	0.54%	2.94%	43%	$15,362
1.81%	0.73%	0.61%	7.12%	67%	$43,559
1.59%	0.76%	0.70%	10.87%	36%	$65,620
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2030 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$12.03	0.15	[4]	0.34	0.00	0.00	$12.52
Year ended February 28, 2019	$13.53	0.26		(0.00)[5]	(0.33)	(1.43)	$12.03
Year ended February 28, 2018	$16.70	0.27		1.25	(0.15)	(4.54)	$13.53
Year ended February 28, 2017	$15.17	0.23		1.90	(0.31)	(0.29)	$16.70
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97

Class C
Six months ended August 31, 2019 (unaudited)	$11.50	0.09	[4]	0.33	0.00	0.00	$11.92
Year ended February 28, 2019	$13.01	0.16	[4]	(0.00)[5]	(0.24)	(1.43)	$11.50
Year ended February 28, 2018	$16.24	0.18		1.17	(0.04)	(4.54)	$13.01
Year ended February 28, 2017	$14.79	0.07		1.88	(0.21)	(0.29)	$16.24
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58

Class R
Six months ended August 31, 2019 (unaudited)	$12.05	0.13	[4]	0.34	0.00	0.00	$12.52
Year ended February 28, 2019	$13.55	0.23	[4]	(0.00)[5]	(0.30)	(1.43)	$12.05
Year ended February 28, 2018	$16.66	0.26	[4]	1.17	0.00	(4.54)	$13.55
Year ended February 28, 2017	$15.14	0.18		1.90	(0.27)	(0.29)	$16.66
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95

Class R4
Six months ended August 31, 2019 (unaudited)	$12.32	0.17	[4]	0.35	0.00	0.00	$12.84
Year ended February 28, 2019	$13.81	0.34	[4]	(0.03)	(0.37)	(1.43)	$12.32
Year ended February 28, 2018	$16.95	0.34	[4]	1.25	(0.19)	(4.54)	$13.81
Year ended February 28, 2017	$15.38	0.27		1.94	(0.35)	(0.29)	$16.95
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20

Class R6
Six months ended August 31, 2019 (unaudited)	$12.30	0.18	[4]	0.34	0.00	0.00	$12.82
Year ended February 28, 2019	$13.79	0.34	[4]	(0.01)	(0.39)	(1.43)	$12.30
Year ended February 28, 2018	$16.93	0.36	[4]	1.26	(0.22)	(4.54)	$13.79
Year ended February 28, 2017	$15.37	0.31	[4]	1.92	(0.38)	(0.29)	$16.93
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19

Administrator Class
Six months ended August 31, 2019 (unaudited)	$12.32	0.16	[4]	0.35	0.00	0.00	$12.83
Year ended February 28, 2019	$13.80	0.30	[4]	(0.02)	(0.33)	(1.43)	$12.32
Year ended February 28, 2018	$16.94	0.28		1.27	(0.15)	(4.54)	$13.80
Year ended February 28, 2017	$15.37	0.25	[4]	1.93	(0.32)	(0.29)	$16.94
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.14%	0.15%	0.17%	0.17%	0.16%	0.16%
Class C	0.14	0.15	0.17	0.17	0.16	0.16
Class R	0.11	0.15	0.19	0.17	0.16	0.16
Class R4	0.14	0.15	0.17	0.17	0.16	0.16
Class R6	0.14	0.15	0.17	0.16	0.16	0.16
Administrator Class	0.14	0.15	0.17	0.16	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]	Amount is more than $(0.005).

The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.31%	0.75%	0.64%	4.07%	22%	$176,558
2.04%	0.76%	0.65%	2.55%	43%	$177,608
1.63%	0.80%	0.71%	8.79%	61%	$228,015
1.32%	0.84%	0.82%	14.15%	31%	$230,044
1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747

1.58%	1.49%	1.38%	3.65%	22%	$2,396
1.30%	1.51%	1.40%	1.82%	43%	$2,851
0.88%	1.55%	1.46%	7.95%	61%	$4,748
0.57%	1.59%	1.57%	13.28%	31%	$4,630
0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020

2.10%	0.89%	0.85%	3.90%	22%	$42
1.76%	1.01%	0.89%	2.37%	43%	$40
1.54%	1.10%	1.04%	8.28%	61%	$34
1.06%	1.10%	1.07%	13.88%	31%	$904
1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603

2.61%	0.47%	0.34%	4.22%	22%	$56,069
2.45%	0.48%	0.34%	2.88%	43%	$57,366
1.95%	0.53%	0.42%	9.09%	61%	$219,799
1.64%	0.56%	0.51%	14.52%	31%	$507,587
1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425

2.76%	0.32%	0.19%	4.23%	22%	$247,874
2.51%	0.33%	0.19%	3.08%	43%	$230,953
2.10%	0.38%	0.26%	9.28%	61%	$353,891
1.87%	0.41%	0.36%	14.63%	31%	$618,551
1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077

2.42%	0.67%	0.53%	4.14%	22%	$87,216
2.18%	0.68%	0.54%	2.69%	43%	$89,022
1.75%	0.72%	0.61%	8.86%	61%	$161,583
1.51%	0.76%	0.71%	14.32%	31%	$262,336
1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2035 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$7.38	0.09		0.16	0.00	0.00	$7.63
Year ended February 28, 2019	$8.35	0.15		(0.00)[4]	(0.18)	(0.94)	$7.38
Year ended February 28, 2018	$11.25	0.18		1.01	(0.12)	(3.97)	$8.35
Year ended February 28, 2017	$9.89	0.13		1.56	(0.15)	(0.18)	$11.25
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32

Class R
Six months ended August 31, 2019 (unaudited)	$7.44	0.08		0.17	0.00	0.00	$7.69
Year ended February 28, 2019	$8.42	0.12		0.01	(0.17)	(0.94)	$7.44
Year ended February 28, 2018	$11.32	0.15		1.01	(0.09)	(3.97)	$8.42
Year ended February 28, 2017	$9.95	0.11		1.57	(0.13)	(0.18)	$11.32
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39

Class R4
Six months ended August 31, 2019 (unaudited)	$7.40	0.10	[5]	0.16	0.00	0.00	$7.66
Year ended February 28, 2019	$8.37	0.20	[5]	(0.03)	(0.20)	(0.94)	$7.40
Year ended February 28, 2018	$11.27	0.21	[5]	1.02	(0.16)	(3.97)	$8.37
Year ended February 28, 2017	$9.91	0.17	[5]	1.56	(0.19)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33

Class R6
Six months ended August 31, 2019 (unaudited)	$7.39	0.12		0.15	0.00	0.00	$7.66
Year ended February 28, 2019	$8.37	0.25		(0.07)	(0.22)	(0.94)	$7.39
Year ended February 28, 2018	$11.27	0.27		0.98	(0.18)	(3.97)	$8.37
Year ended February 28, 2017	$9.91	0.20	[5]	1.55	(0.21)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33

Administrator Class
Six months ended August 31, 2019 (unaudited)	$7.47	0.09	[5]	0.17	0.00	0.00	$7.73
Year ended February 28, 2019	$8.41	0.18		(0.01)	(0.17)	(0.94)	$7.47
Year ended February 28, 2018	$11.30	0.19		1.02	(0.13)	(3.97)	$8.41
Year ended February 28, 2017	$9.94	0.16	[5]	1.55	(0.17)	(0.18)	$11.30
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.15%	0.16%	0.18%	0.17%	0.17%	0.16%
Class R	0.14	0.16	0.18	0.17	0.17	0.16
Class R4	0.15	0.16	0.18	0.17	0.16	0.16
Class R6	0.15	0.16	0.18	0.16	0.16	0.16
Administrator Class	0.15	0.16	0.18	0.16	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Amount is more than $(0.005).

[5]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.27%	0.80%	0.64%	3.39%	24%	$109,246
1.97%	0.81%	0.65%	2.48%	41%	$108,389
1.56%	0.83%	0.72%	10.21%	55%	$118,000
1.28%	0.85%	0.83%	17.33%	27%	$127,294
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677

2.02%	1.03%	0.89%	3.36%	24%	$268
1.68%	1.06%	0.90%	2.16%	41%	$250
1.32%	1.08%	0.97%	9.87%	55%	$192
0.89%	1.11%	1.08%	17.09%	27%	$171
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36

2.59%	0.52%	0.34%	3.51%	24%	$26,891
2.37%	0.53%	0.34%	2.80%	41%	$34,388
1.90%	0.56%	0.43%	10.53%	55%	$82,617
1.54%	0.57%	0.52%	17.68%	27%	$240,025
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135

2.73%	0.37%	0.19%	3.65%	24%	$108,603
2.48%	0.38%	0.19%	2.86%	41%	$112,021
2.04%	0.41%	0.27%	10.76%	55%	$185,889
1.83%	0.42%	0.37%	17.86%	27%	$317,594
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926

2.40%	0.71%	0.53%	3.48%	24%	$7,981
2.20%	0.72%	0.54%	2.64%	41%	$9,608
1.67%	0.74%	0.61%	10.33%	55%	$35,678
1.52%	0.77%	0.72%	17.38%	27%	$50,898
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2040 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$14.09	0.17		0.23	0.00	0.00	$14.49
Year ended February 28, 2019	$16.02	0.29		(0.05)	(0.36)	(1.81)	$14.09
Year ended February 28, 2018	$19.43	0.31		1.93	(0.31)	(5.34)	$16.02
Year ended February 28, 2017	$16.74	0.23		3.08	(0.27)	(0.35)	$19.43
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53

Class C
Six months ended August 31, 2019 (unaudited)	$12.66	0.10	[4]	0.22	0.00	0.00	$12.98
Year ended February 28, 2019	$14.61	0.17	[4]	(0.06)	(0.25)	(1.81)	$12.66
Year ended February 28, 2018	$18.19	0.14	[4]	1.81	(0.19)	(5.34)	$14.61
Year ended February 28, 2017	$15.71	0.04	[4]	2.94	(0.15)	(0.35)	$18.19
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38

Class R
Six months ended August 31, 2019 (unaudited)	$14.08	0.16		0.23	0.00	0.00	$14.47
Year ended February 28, 2019	$16.02	0.25	[4]	(0.05)	(0.33)	(1.81)	$14.08
Year ended February 28, 2018	$19.36	0.27	[4]	1.93	(0.20)	(5.34)	$16.02
Year ended February 28, 2017	$16.69	0.18		3.07	(0.23)	(0.35)	$19.36
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51

Class R4
Six months ended August 31, 2019 (unaudited)	$14.60	0.19		0.25	0.00	0.00	$15.04
Year ended February 28, 2019	$16.51	0.39	[4]	(0.08)	(0.41)	(1.81)	$14.60
Year ended February 28, 2018	$19.86	0.36		1.99	(0.36)	(5.34)	$16.51
Year ended February 28, 2017	$17.09	0.27		3.18	(0.33)	(0.35)	$19.86
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93

Class R6
Six months ended August 31, 2019 (unaudited)	$14.58	0.20		0.25	0.00	0.00	$15.03
Year ended February 28, 2019	$16.50	0.39	[4]	(0.06)	(0.44)	(1.81)	$14.58
Year ended February 28, 2018	$19.85	0.40	[4]	1.98	(0.39)	(5.34)	$16.50
Year ended February 28, 2017	$17.09	0.41		3.06	(0.36)	(0.35)	$19.85
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93

Administrator Class
Six months ended August 31, 2019 (unaudited)	$14.56	0.18	[4]	0.25	0.00	0.00	$14.99
Year ended February 28, 2019	$16.47	0.34	[4]	(0.07)	(0.37)	(1.81)	$14.56
Year ended February 28, 2018	$19.82	0.33	[4]	1.98	(0.32)	(5.34)	$16.47
Year ended February 28, 2017	$17.07	0.25		3.14	(0.29)	(0.35)	$19.82
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.15%	0.17%	0.18%	0.17%	0.16%	0.16%
Class C	0.15	0.17	0.18	0.17	0.16	0.16
Class R	0.14	0.16	0.18	0.17	0.17	0.16
Class R4	0.15	0.17	0.18	0.17	0.16	0.16
Class R6	0.15	0.17	0.18	0.16	0.16	0.16
Administrator Class	0.15	0.17	0.18	0.17	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.25%	0.77%	0.64%	2.84%	24%	$188,323
1.91%	0.78%	0.65%	2.32%	40%	$189,990
1.51%	0.81%	0.72%	11.24%	51%	$223,769
1.21%	0.85%	0.83%	20.01%	24%	$218,689
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874

1.54%	1.51%	1.38%	2.53%	24%	$2,026
1.21%	1.53%	1.40%	1.55%	40%	$2,754
0.76%	1.56%	1.46%	10.41%	51%	$5,292
0.47%	1.60%	1.58%	19.11%	24%	$4,782
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747

2.00%	0.96%	0.89%	2.77%	24%	$66
1.63%	1.02%	0.90%	2.04%	40%	$62
1.40%	1.08%	1.01%	11.07%	51%	$56
0.94%	1.10%	1.08%	19.68%	24%	$394
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137

2.56%	0.49%	0.34%	3.01%	24%	$45,535
2.38%	0.50%	0.34%	2.69%	40%	$45,177
1.85%	0.54%	0.42%	11.56%	51%	$189,896
1.54%	0.57%	0.52%	20.43%	24%	$388,622
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944

2.71%	0.34%	0.19%	3.09%	24%	$195,411
2.40%	0.35%	0.19%	2.81%	40%	$184,594
2.00%	0.39%	0.27%	11.74%	51%	$283,562
1.80%	0.41%	0.37%	20.56%	24%	$489,693
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914

2.36%	0.69%	0.53%	2.95%	24%	$68,927
2.09%	0.70%	0.54%	2.40%	40%	$71,411
1.63%	0.73%	0.61%	11.38%	51%	$132,365
1.43%	0.76%	0.72%	20.09%	24%	$197,272
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2045 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$8.13	0.09		0.12	0.00	0.00	$8.34
Year ended February 28, 2019	$9.18	0.16		(0.03)	(0.19)	(0.99)	$8.13
Year ended February 28, 2018	$11.91	0.18	[4]	1.28	(0.20)	(3.99)	$9.18
Year ended February 28, 2017	$10.07	0.13		2.05	(0.17)	(0.17)	$11.91
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85

Class R
Six months ended August 31, 2019 (unaudited)	$8.29	0.08	[4]	0.12	0.00	0.00	$8.49
Year ended February 28, 2019	$9.33	0.14		(0.02)	(0.17)	(0.99)	$8.29
Year ended February 28, 2018	$12.04	0.16		1.29	(0.17)	(3.99)	$9.33
Year ended February 28, 2017	$10.19	0.11		2.05	(0.14)	(0.17)	$12.04
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97

Class R4
Six months ended August 31, 2019 (unaudited)	$8.19	0.11	[4]	0.11	0.00	0.00	$8.41
Year ended February 28, 2019	$9.24	0.20	[4]	(0.04)	(0.22)	(0.99)	$8.19
Year ended February 28, 2018	$11.96	0.22	[4]	1.28	(0.23)	(3.99)	$9.24
Year ended February 28, 2017	$10.11	0.16		2.06	(0.20)	(0.17)	$11.96
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89

Class R6
Six months ended August 31, 2019 (unaudited)	$8.15	0.12	[4]	0.11	0.00	0.00	$8.38
Year ended February 28, 2019	$9.21	0.22	[4]	(0.05)	(0.24)	(0.99)	$8.15
Year ended February 28, 2018	$11.93	0.29		1.24	(0.26)	(3.99)	$9.21
Year ended February 28, 2017	$10.10	0.23		1.99	(0.22)	(0.17)	$11.93
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87

Administrator Class
Six months ended August 31, 2019 (unaudited)	$8.27	0.10	[4]	0.12	0.00	0.00	$8.49
Year ended February 28, 2019	$9.29	0.20	[4]	(0.05)	(0.18)	(0.99)	$8.27
Year ended February 28, 2018	$12.01	0.19	[4]	1.28	(0.20)	(3.99)	$9.29
Year ended February 28, 2017	$10.16	0.16	[4]	2.04	(0.18)	(0.17)	$12.01
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.16%	0.17%	0.19%	0.17%	0.17%	0.16%
Class R	0.14	0.16	0.18	0.16	0.16	0.16
Class R4	0.16	0.17	0.19	0.17	0.16	0.16
Class R6	0.16	0.17	0.19	0.16	0.16	0.16
Administrator Class	0.16	0.17	0.19	0.17	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.24%	0.86%	0.64%	2.58%	24%	$57,514
1.88%	0.85%	0.65%	2.21%	39%	$56,491
1.48%	0.86%	0.72%	11.98%	48%	$61,914
1.22%	0.86%	0.83%	21.85%	22%	$70,570
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793

1.97%	1.03%	0.90%	2.41%	24%	$42
1.62%	1.09%	0.90%	2.03%	39%	$37
1.25%	1.10%	0.97%	11.77%	48%	$36
0.88%	1.11%	1.08%	21.41%	22%	$42
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31

2.57%	0.59%	0.34%	2.81%	24%	$16,887
2.26%	0.57%	0.34%	2.53%	39%	$22,076
1.84%	0.59%	0.44%	12.39%	48%	$46,811
1.46%	0.59%	0.52%	22.25%	22%	$151,999
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015

2.73%	0.44%	0.19%	2.82%	24%	$56,818
2.41%	0.42%	0.19%	2.61%	39%	$69,435
1.97%	0.43%	0.27%	12.61%	48%	$133,524
1.77%	0.43%	0.37%	22.26%	22%	$219,922
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164

2.37%	0.78%	0.53%	2.66%	24%	$5,559
2.14%	0.76%	0.54%	2.32%	39%	$7,213
1.60%	0.77%	0.61%	12.05%	48%	$30,255
1.46%	0.78%	0.72%	21.89%	22%	$41,504
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2050 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$7.13	0.08		0.09	0.00	0.00	$7.30
Year ended February 28, 2019	$8.61	0.14		(0.05)	(0.20)	(1.37)	$7.13
Year ended February 28, 2018	$11.40	0.20		1.23	(0.19)	(4.03)	$8.61
Year ended February 28, 2017	$9.61	0.12		2.02	(0.18)	(0.17)	$11.40
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34

Class C
Six months ended August 31, 2019 (unaudited)	$7.08	0.06	[4]	0.08	0.00	0.00	$7.22
Year ended February 28, 2019	$8.56	0.06		(0.03)	(0.14)	(1.37)	$7.08
Year ended February 28, 2018	$11.36	0.11		1.22	(0.10)	(4.03)	$8.56
Year ended February 28, 2017	$9.58	0.04		2.02	(0.11)	(0.17)	$11.36
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30

Class R
Six months ended August 31, 2019 (unaudited)	$7.15	0.07	[4]	0.09	0.00	0.00	$7.31
Year ended February 28, 2019	$8.63	0.13		(0.05)	(0.19)	(1.37)	$7.15
Year ended February 28, 2018	$11.43	0.15		1.24	(0.16)	(4.03)	$8.63
Year ended February 28, 2017	$9.63	0.09		2.04	(0.16)	(0.17)	$11.43
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37

Class R4
Six months ended August 31, 2019 (unaudited)	$7.19	0.09		0.09	0.00	0.00	$7.37
Year ended February 28, 2019	$8.66	0.20	[4]	(0.07)	(0.23)	(1.37)	$7.19
Year ended February 28, 2018	$11.45	0.21	[4]	1.25	(0.22)	(4.03)	$8.66
Year ended February 28, 2017	$9.64	0.16	[4]	2.03	(0.21)	(0.17)	$11.45
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38

Class R6
Six months ended August 31, 2019 (unaudited)	$7.17	0.10	[4]	0.09	0.00	0.00	$7.36
Year ended February 28, 2019	$8.65	0.25		(0.12)	(0.24)	(1.37)	$7.17
Year ended February 28, 2018	$11.44	0.26		1.22	(0.24)	(4.03)	$8.65
Year ended February 28, 2017	$9.64	0.19	[4]	2.01	(0.23)	(0.17)	$11.44
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37

Administrator Class
Six months ended August 31, 2019 (unaudited)	$7.16	0.09		0.08	0.00	0.00	$7.33
Year ended February 28, 2019	$8.62	0.18		(0.07)	(0.20)	(1.37)	$7.16
Year ended February 28, 2018	$11.41	0.20		1.24	(0.20)	(4.03)	$8.62
Year ended February 28, 2017	$9.61	0.15	[4]	2.01	(0.19)	(0.17)	$11.41
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.16%	0.17%	0.19%	0.17%	0.17%	0.16%
Class C	0.16	0.17	0.18	0.17	0.16	0.16
Class R	0.13	0.18	0.23	0.19	0.19	0.16
Class R4	0.16	0.18	0.19	0.17	0.16	0.16
Class R6	0.16	0.17	0.19	0.16	0.16	0.16
Administrator Class	0.16	0.17	0.19	0.17	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.24%	0.83%	0.64%	2.38%	24%	$53,895
1.88%	0.82%	0.65%	2.10%	39%	$53,038
1.47%	0.83%	0.72%	12.26%	46%	$67,360
1.13%	0.85%	0.83%	22.48%	21%	$64,356
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629

1.52%	1.57%	1.38%	1.98%	24%	$847
1.13%	1.57%	1.40%	1.38%	39%	$1,013
0.72%	1.58%	1.46%	11.38%	46%	$1,376
0.33%	1.61%	1.58%	21.58%	21%	$1,218
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737

1.99%	0.97%	0.89%	2.24%	24%	$35
1.58%	1.08%	0.90%	1.93%	39%	$32
1.24%	1.12%	0.97%	11.88%	46%	$28
0.94%	1.13%	1.08%	22.29%	21%	$34
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31

2.54%	0.55%	0.34%	2.50%	24%	$19,871
2.40%	0.53%	0.34%	2.57%	39%	$19,551
1.82%	0.56%	0.42%	12.54%	46%	$122,118
1.45%	0.57%	0.52%	23.00%	21%	$243,339
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833

2.69%	0.40%	0.19%	2.65%	24%	$114,740
2.37%	0.39%	0.19%	2.61%	39%	$107,769
1.95%	0.41%	0.27%	12.73%	46%	$180,036
1.81%	0.42%	0.37%	23.09%	21%	$287,423
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335

2.35%	0.75%	0.53%	2.37%	24%	$40,008
2.07%	0.74%	0.54%	2.37%	39%	$40,236
1.59%	0.75%	0.61%	12.29%	46%	$82,574
1.37%	0.76%	0.72%	22.72%	21%	$121,028
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2055 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$11.56	0.13	[4]	0.14	0.00	0.00	$11.83
Year ended February 28, 2019	$12.72	0.22		(0.02)	(0.30)	(1.06)	$11.56
Year ended February 28, 2018	$13.91	0.21	[4]	1.50	(0.23)	(2.67)	$12.72
Year ended February 28, 2017	$11.56	0.14		2.44	(0.23)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28

Class R
Six months ended August 31, 2019 (unaudited)	$11.39	0.11		0.14	0.00	0.00	$11.64
Year ended February 28, 2019	$12.56	0.19		(0.03)	(0.27)	(1.06)	$11.39
Year ended February 28, 2018	$13.76	0.18		1.49	(0.20)	(2.67)	$12.56
Year ended February 28, 2017	$11.45	0.10		2.41	(0.20)	0.00	$13.76
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16

Class R4
Six months ended August 31, 2019 (unaudited)	$11.60	0.15	[4]	0.14	0.00	0.00	$11.89
Year ended February 28, 2019	$12.76	0.28	[4]	(0.05)	(0.33)	(1.06)	$11.60
Year ended February 28, 2018	$13.94	0.27	[4]	1.50	(0.28)	(2.67)	$12.76
Year ended February 28, 2017	$11.59	0.18		2.44	(0.27)	0.00	$13.94
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32

Class R6
Six months ended August 31, 2019 (unaudited)	$11.57	0.16	[4]	0.14	0.00	0.00	$11.87
Year ended February 28, 2019	$12.73	0.31	[4]	(0.06)	(0.35)	(1.06)	$11.57
Year ended February 28, 2018	$13.91	0.31		1.48	(0.30)	(2.67)	$12.73
Year ended February 28, 2017	$11.57	0.23	[4]	2.40	(0.29)	0.00	$13.91
Year ended February 29, 2016[5]	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29

Administrator Class
Six months ended August 31, 2019 (unaudited)	$11.57	0.14	[4]	0.13	0.00	0.00	$11.84
Year ended February 28, 2019	$12.73	0.28	[4]	(0.07)	(0.31)	(1.06)	$11.57
Year ended February 28, 2018	$13.91	0.23	[4]	1.50	(0.24)	(2.67)	$12.73
Year ended February 28, 2017	$11.57	0.17	[4]	2.41	(0.24)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016	Year ended February 28, 2015
		2019	2018	2017
Class A	0.16%	0.17%	0.19%	0.17%	0.17%	0.16%
Class R	0.15	0.17	0.19	0.17	0.20	0.16
Class R4	0.16	0.18	0.19	0.17	0.16	0.16
Class R6	0.16	0.18	0.19	0.16	0.16	0.16
Administrator Class	0.16	0.18	0.19	0.17	0.16	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.24%	1.18%	0.64%	2.34%	21%	$11,864
1.86%	1.17%	0.65%	2.29%	39%	$10,582
1.47%	1.04%	0.71%	12.15%	46%	$10,352
1.13%	0.91%	0.83%	22.45%	21%	$9,270
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565

2.00%	1.33%	0.89%	2.19%	21%	$41
1.60%	1.39%	0.89%	1.96%	39%	$43
1.22%	1.29%	0.96%	11.99%	46%	$42
0.98%	1.16%	1.08%	22.04%	21%	$40
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31

2.57%	0.89%	0.34%	2.50%	21%	$7,064
2.24%	0.93%	0.34%	2.57%	39%	$7,578
1.85%	0.73%	0.44%	12.56%	46%	$15,764
1.32%	0.64%	0.52%	22.78%	21%	$43,147
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651

2.70%	0.75%	0.19%	2.59%	21%	$20,304
2.46%	0.87%	0.19%	2.71%	39%	$18,491
1.94%	0.60%	0.26%	12.76%	46%	$56,563
1.79%	0.47%	0.37%	22.97%	21%	$65,516
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822

2.36%	1.10%	0.53%	2.33%	21%	$960
2.22%	1.37%	0.54%	2.37%	39%	$1,188
1.62%	0.94%	0.62%	12.32%	46%	$5,662
1.34%	0.83%	0.72%	22.50%	21%	$9,700
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Target 2060 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$11.44	0.13	[4]	0.14	0.00	0.00	$11.71
Year ended February 28, 2019	$11.83	0.22	[4]	(0.01)	(0.25)	(0.35)	$11.44
Year ended February 28, 2018	$10.69	0.15		1.15	(0.16)	0.00	$11.83
Year ended February 28, 2017	$8.84	0.09	[4]	1.86	(0.10)	0.00	$10.69
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	0.00	$8.84

Class C
Six months ended August 31, 2019 (unaudited)	$11.42	0.08		0.15	0.00	0.00	$11.65
Year ended February 28, 2019	$11.85	0.13		(0.00)[6]	(0.21)	(0.35)	$11.42
Year ended February 28, 2018	$10.71	0.07		1.15	(0.08)	0.00	$11.85
Year ended February 28, 2017	$8.90	0.04		1.84	(0.07)	0.00	$10.71
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	0.00	$8.90

Class R
Six months ended August 31, 2019 (unaudited)	$11.22	0.12	[4]	0.13	0.00	0.00	$11.47
Year ended February 28, 2019	$11.65	0.19	[4]	(0.01)	(0.26)	(0.35)	$11.22
Year ended February 28, 2018	$10.53	0.14	[4]	1.11	(0.13)	0.00	$11.65
Year ended February 28, 2017	$8.84	0.09	[4]	1.80	(0.20)	0.00	$10.53
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	0.00	$8.84

Class R4
Six months ended August 31, 2019 (unaudited)	$11.66	0.15	[4]	0.14	0.00	0.00	$11.95
Year ended February 28, 2019	$12.06	0.28	[4]	(0.02)	(0.31)	(0.35)	$11.66
Year ended February 28, 2018	$10.88	0.21		1.16	(0.19)	0.00	$12.06
Year ended February 28, 2017	$8.97	0.12	[4]	1.89	(0.10)	0.00	$10.88
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	0.00	$8.97

Class R6
Six months ended August 31, 2019 (unaudited)	$11.61	0.16	[4]	0.14	0.00	0.00	$11.91
Year ended February 28, 2019	$12.03	0.28	[4]	(0.01)	(0.34)	(0.35)	$11.61
Year ended February 28, 2018	$10.86	0.24		1.14	(0.21)	0.00	$12.03
Year ended February 28, 2017	$8.95	0.13	[4]	1.90	(0.12)	0.00	$10.86
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	0.00	$8.95

Administrator Class
Six months ended August 31, 2019 (unaudited)	$11.48	0.14	[4]	0.14	0.00	0.00	$11.76
Year ended February 28, 2019	$11.89	0.24	[4]	(0.01)	(0.29)	(0.35)	$11.48
Year ended February 28, 2018	$10.74	0.19		1.13	(0.17)	0.00	$11.89
Year ended February 28, 2017	$8.89	0.10	[4]	1.88	(0.13)	0.00	$10.74
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	0.00	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28			Year ended February 29, 2016[5]
		2019	2018	2017
Class A	0.16%	0.17%	0.18%	0.17%	0.15%
Class C	0.16	0.17	0.18	0.16	0.16
Class R	0.15	0.18	0.20	0.19	0.17
Class R4	0.16	0.18	0.19	0.17	0.16
Class R6	0.16	0.18	0.19	0.17	0.16
Administrator Class	0.16	0.18	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of class operations) to February 29, 2016

[6]	Amount is more than $(0.005).

The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

2.26%	1.64%	0.64%	2.36%	24%	$805
1.88%	2.69%	0.65%	2.18%	39%	$660
1.45%	1.79%	0.71%	12.20%	46%	$907
0.90%	3.21%	0.83%	22.23%	21%	$671
0.97%	14.47%	0.83%	(10.59)%	26%	$100

1.54%	2.32%	1.38%	2.01%	24%	$185
1.10%	3.06%	1.40%	1.42%	39%	$221
0.73%	2.41%	1.47%	11.37%	46%	$196
0.39%	5.30%	1.58%	21.22%	21%	$252
0.21%	15.14%	1.58%	(11.00)%	26%	$173

2.00%	1.82%	0.89%	2.23%	24%	$63
1.62%	2.59%	0.90%	1.91%	39%	$54
1.24%	1.81%	0.97%	11.90%	46%	$50
0.89%	4.69%	1.08%	21.73%	21%	$127
0.72%	14.73%	1.08%	(10.66)%	26%	$89

2.56%	1.37%	0.34%	2.49%	24%	$2,627
2.34%	3.01%	0.34%	2.56%	39%	$2,038
1.81%	1.38%	0.41%	12.61%	46%	$5,119
1.14%	1.88%	0.52%	22.45%	21%	$6,443
1.29%	14.19%	0.52%	(10.30)%	26%	$195

2.71%	1.22%	0.19%	2.58%	24%	$13,957
2.36%	1.88%	0.19%	2.68%	39%	$10,497
1.95%	1.29%	0.26%	12.70%	46%	$12,115
1.31%	1.82%	0.37%	22.75%	21%	$12,518
1.41%	14.05%	0.37%	(10.30)%	26%	$573

2.37%	1.56%	0.54%	2.44%	24%	$3,361
2.06%	2.42%	0.54%	2.32%	39%	$3,068
1.58%	1.61%	0.61%	12.27%	46%	$4,267
0.98%	2.31%	0.72%	22.38%	21%	$4,427
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Target Today Fund (“Target Today Fund”), Wells Fargo Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Target 2050 Fund (“Target 2050 Fund”), Wells Fargo Target 2055 Fund (“Target 2055 Fund”), and Wells Fargo Target 2060 Fund (“Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investment transactions, income and expenses

Investments in affiliated Master Portfolios are recorded on a trade basis.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses.

Distributions to shareholders

For each Fund (except Target Today Fund, Target 2010 Fund and Target 2015 Fund), distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. For Target Today Fund, Target 2010 Fund and Target 2015 Fund, distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund’s fiscal year end. Therefore, a portion of each Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

90  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2019, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)

Target Today Fund	$62,319,444	$7,743,297	$0	$7,743,297

Target 2010 Fund	42,347,495	20,255,365	0	20,255,365

Target 2015 Fund	60,868,486	13,201,478	0	13,201,478

Target 2020 Fund	359,301,977	48,056,865	0	48,056,865

Target 2025 Fund	258,306,272	29,639,146	0	29,639,146

Target 2030 Fund	515,695,925	54,691,215	0	54,691,215

Target 2035 Fund	232,441,884	20,535,461	0	20,535,461

Target 2040 Fund	458,652,633	41,726,871	0	41,726,871

Target 2045 Fund	127,836,922	9,175,035	0	9,175,035

Target 2050 Fund	206,856,155	22,484,487	0	22,484,487

Target 2055 Fund	39,823,979	432,219	0	432,219

Target 2060 Fund	20,238,372	847,291	0	847,291

As of February 28, 2019, the Funds had post-October capital losses which were recognized on the first day of the current fiscal year.

	Deferred post-October capital losses

	Short-term	Long-term

Target Today Fund	$(57,390)	$(40,104)

Target 2010 Fund	(83,404)	5,684

Target 2015 Fund	(57,822)	0

Target 2020 Fund	(806,674)	720,040

Target 2025 Fund	(182,263)	0

Target 2030 Fund	(1,373,253)	0

Target 2035 Fund	(869,166)	0

Target 2040 Fund	(1,805,454)	0

Target 2045 Fund	(780,392)	117,692

Target 2050 Fund	(883,266)	0

Target 2055 Fund	(343,584)	(306,818)

Target 2060 Fund	(138,679)	(160,428)

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Target Date Retirement Funds  |  91

Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

At August 31, 2019, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate fair value of affiliated Master Portfolios held in each Fund was as follows:

Aggregate fair value of affiliated Master Portfolios

Target Today Fund	$70,062,741

Target 2010 Fund	62,602,860

Target 2015 Fund	74,069,964

Target 2020 Fund	407,358,842

Target 2025 Fund	287,945,418

Target 2030 Fund	570,387,140

Target 2035 Fund	252,977,345

Target 2040 Fund	500,379,504

Target 2045 Fund	137,011,957

Target 2050 Fund	229,340,642

Target 2055 Fund	40,256,198

Target 2060 Fund	21,085,663

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

92  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.10%

Next $5 billion	0.09

Over $10 billion	0.08

For the six months ended August 31, 2019, the management fee was equivalent to an annual rate of 0.10% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C, Class R	0.21%

Class R4	0.08

Class R6	0.03

Administrator Class	0.13

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of a Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through June 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.65% for Class A shares, 1.40% for Class C shares, and 0.90% for Class R shares, 0.34% for Class R4 shares, 0.19% for Class R6 shares, and 0.54% for Administrator Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

Target Date Retirement Funds  |  93

Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2019, Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:

	Front-end sales charges Class A	Contingent deferred sales charges Class C

Target 2010 Fund	$64	$0

Target 2020 Fund	676	0

Target 2025 Fund	252	N/A

Target 2030 Fund	963	0

Target 2035 Fund	143	N/A

Target 2040 Fund	681	0

Target 2045 Fund	520	N/A

Target 2050 Fund	492	21

Target 2055 Fund	93	N/A

Target 2060 Fund	12	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Funds seek to achieve their investment objectives by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2019 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Target Today Fund	$7,500,858	$6,556,880	$8,287,470	$10,337,838

Target 2010 Fund	6,485,102	6,065,666	7,165,633	9,476,344

Target 2015 Fund	7,118,988	7,695,877	7,865,952	11,882,421

Target 2020 Fund	35,090,208	46,514,947	38,558,735	69,408,574

Target 2025 Fund	19,962,386	38,443,035	21,591,870	52,551,755

Target 2030 Fund	30,842,414	86,250,847	32,908,135	108,796,055

Target 2035 Fund	9,647,249	42,699,851	10,234,683	51,331,410

Target 2040 Fund	13,359,943	90,261,739	14,173,448	106,590,960

Target 2045 Fund	2,586,406	25,939,254	2,743,895	30,218,587

Target 2050 Fund	3,351,335	44,444,124	3,555,402	51,457,111

Target 2055 Fund	583,732	7,819,601	619,276	9,045,102

Target 2060 Fund	306,737	4,095,289	325,414	4,737,741

94  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2019, there were no borrowings by the Funds under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Target Date Retirement Funds  |  95

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

96  |  Target Date Retirement Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

Target Date Retirement Funds  |  99

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

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Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Board noted that the investment performance of each Fund (Administrator Class) relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015, Wells Fargo Target 2020 Fund, and Wells Fargo Target 2025 Fund was higher than the average investment performance of such Fund’s respective Universe for the one-year period under review, but lower than the average investment performance of such Fund’s respective Universe for the three-, five- and ten-year periods under review; (ii) the investment performance of the Wells Fargo Target 2030 Fund was higher than or in range of the average investment performance of its Universe for the one-, three- and five-year periods under review, but lower than the average investment performance of its Universe for the ten-year period under review; (iii) the investment performance of each of the Wells Fargo Target 2035 Fund and Wells Fargo Target 2040 Fund was higher than or in range of the average performance of such Fund’s respective Universe for all periods under review; (iv) the investment performance of the Wells Fargo Target 2045 Fund was higher than or equal to the average performance of its Universe for all periods under review; (v) the investment performance of each of the Wells Fargo Target 2050 Fund and Wells Fargo Target 2060 Fund was higher than such Fund’s respective Universe for all periods under review; and (vi) the investment performance of the Wells Fargo Target 2055 Fund was higher than or in range of the average performance of its Universe for all periods under review.

The Board noted that the investment performance of each Fund (Administrator Class) relative to its respective benchmark index was as follows: (i) the investment performance of the Wells Fargo Target Today Fund was higher than its benchmark index for the one-year period under review, but lower than its benchmark index for the three-, five- and ten-year periods under review; (ii) the investment performance of each of the Wells Fargo Target 2010 Fund, Wells Fargo Target 2025, Wells Fargo Target 2030 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund was lower than such Fund’s respective benchmark index for all periods under review; and (iii) the investment performance of each of the Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, and Wells Fargo Target 2035 Fund was in range of such Fund’s respective benchmark index for the one-year period under review, but lower than such Fund’s respective benchmark index for the three-, five- and ten-year periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance for the periods identified above. The Board took note of the explanations for the relative underperformance during these periods, including with respect to investment decisions and market factors that affected the Funds’ investment performance. The Board noted the comprehensive set of changes to enhance the structure of the Funds that took effect in 2017, including changes to the Funds’ investment strategies, the mix of underlying investments and the appointment of the Sub-Adviser to replace Global Index Advisors, Inc. The Board also noted that the Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Funds (which are not charged to a benchmark index).

The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of each Fund were lower than the median net operating expense ratios of its expense Groups for all share classes.

The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

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Other information (unaudited)

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level, as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except Class R of the Wells Fargo Target 2035 Fund.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Funds. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

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Other information (unaudited)

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

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Appendix A (unaudited)

On August 31, 2019, the Wells Fargo Target Blended Indexes were composed of the following indexes:

	Wells Fargo Target Today Blended Index	Wells Fargo Target 2010 Blended Index	Wells Fargo Target 2015 Blended Index

Bloomberg Barclays U.S. Aggregate ex-Corporate Index	34.50%	33.49%	31.03%

Bloomberg Barclays U.S. Government Intermediate Bond Index	5.83%	5.67%	5.25%

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	5.83%	5.67%	5.25%

JP Morgan EMBI Global Diversified Index	2.94%	2.86%	2.65%

Wells Fargo Factor Enhanced Emerging Markets Index (Net)	2.22%	2.37%	2.74%

Wells Fargo Factor Enhanced International Index (Net)	7.41%	7.90%	9.14%

Wells Fargo Factor Enhanced Large Cap Index	14.31%	15.26%	17.65%

Wells Fargo Factor Enhanced Small Cap Index	3.57%	3.81%	4.40%

Wells Fargo U.S. High Yield Bond Index	2.94%	2.86%	2.65%

Wells Fargo U.S. Investment Grade Corporate Bond Index	17.95%	17.44%	16.16%

Wells Fargo U.S. REIT Index	2.50%	2.67%	3.08%

Average annual total returns (%) as of August 31, 2019

	1 year	5 year	10 year

Bloomberg Barclays U.S. Aggregate ex-Corporate Index[1]*	9.15	–	–

Bloomberg Barclays U.S. Government Intermediate Bond Index[2]	7.45	2.20	2.44

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[3]	5.88	1.75	2.94

JP Morgan EMBI Global Diversified Index[4]	13.77	5.45	7.44

Wells Fargo Factor Enhanced Emerging Markets Index (Net)[5]**	-5.89	–	–

Wells Fargo Factor Enhanced International Index (Net)[6]**	-1.95	–	–

Wells Fargo Factor Enhanced Large Cap Index[7]**	6.98	–	–

Wells Fargo Factor Enhanced Small Cap Index[8]**	-12.76	–	–

Wells Fargo U.S. High Yield Bond Index[9]**	6.02	–	–

Wells Fargo U.S. Investment Grade Corporate Bond Index[10]**	13.07	–	–

Wells Fargo U.S. REIT Index[11]***	10.77	–	–

*	The inception date of the index is December 2015.

**	The inception date of the index is April 2017.

***	The inception date of the index is March 2017.

[1]

The Bloomberg Barclays U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.

[2]

The Bloomberg Barclays U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[3]

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

[4]

The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[5]

The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

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Appendix A (unaudited)

Wells Fargo Target 2020 Blended Index	Wells Fargo Target 2025 Blended Index	Wells Fargo Target 2030 Blended Index	Wells Fargo Target 2035 Blended Index	Wells Fargo Target 2040 Blended Index	Wells Fargo Target 2045 Blended Index	Wells Fargo Target 2050 Blended Index	Wells Fargo Target 2055 Blended Index	Wells Fargo Target 2060 Blended Index

28.38%	25.12%	20.84%	15.39%	10.66%	7.71%	5.92%	5.92%	5.92%

4.00%	1.77%	0.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

4.00%	1.77%	0.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

2.41%	2.12%	1.75%	1.30%	0.90%	0.65%	0.50%	0.50%	0.50%

3.36%	4.39%	5.46%	6.53%	7.41%	7.95%	8.28%	8.28%	8.28%

11.19%	14.61%	18.61%	21.91%	24.74%	26.59%	27.72%	27.72%	27.72%

21.17%	26.48%	31.74%	36.45%	39.88%	41.96%	43.20%	43.20%	43.20%

5.30%	6.64%	7.70%	9.11%	9.97%	10.49%	10.80%	10.80%	10.80%

2.41%	2.12%	1.75%	1.30%	0.90%	0.65%	0.50%	0.50%	0.50%

14.78%	13.08%	10.85%	8.01%	5.54%	4.00%	3.08%	3.08%	3.08%

3.00%	1.90%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

[6]

The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the U.S. and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[7]

The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[8]

The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[9]

The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[10]

The Wells Fargo U.S. Investment Grade Corporate Bond Index is a rules-based index designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed rate corporate bonds issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[11]

The Wells Fargo U.S. REIT Index is a float-adjusted, capitalization-weighted index of all applicable NYSE MKT or NASDAQ-listed classes of REIT stock that satisfy specified market capitalization and other eligibility requirements. You cannot invest directly in an index.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405811 10-19

SOFLD/SAR101 08-19

Semi-Annual Report

August 31, 2019

Target Date Retirement Funds

∎	Wells Fargo Dynamic Target Today Fund

∎	Wells Fargo Dynamic Target 2015 Fund

∎	Wells Fargo Dynamic Target 2020 Fund

∎	Wells Fargo Dynamic Target 2025 Fund

∎	Wells Fargo Dynamic Target 2030 Fund

∎	Wells Fargo Dynamic Target 2035 Fund

∎	Wells Fargo Dynamic Target 2040 Fund

∎	Wells Fargo Dynamic Target 2045 Fund

∎	Wells Fargo Dynamic Target 2050 Fund

∎	Wells Fargo Dynamic Target 2055 Fund

∎	Wells Fargo Dynamic Target 2060 Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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The views expressed and any forward-looking statements are as of August 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Target Date Retirement Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

“In February 2019, signs of slowing global growth grew more ominous.”

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Dynamic Target Date Funds for the six-month period that ended August 31, 2019. U.S. stock and global bond investors generally saw markets whipsawed by intensifying market volatility, global economic growth concerns, international trade staredowns, and simmering geopolitical tensions.

Overall, fixed-income kept pace with domestic stocks and outperformed foreign equities. For the period, U.S. stocks, based on the S&P 500 Index,1 gained 6.15% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 dropped 0.82%. The MSCI EM Index (Net)3 fell by 4.68%. Among fixed income investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 8.02%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 5.05%, the Bloomberg Barclays Municipal Bond Index6 gained 6.24%, and the ICE BofAML U.S. High Yield Index7 added 4.51%.

Investors grew more concerned about global growth in February 2019.

In February 2019, signs of slowing global growth grew more ominous. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth for 2019 since the financial crisis. China and the U.S. continued to wrangle over trade issues. By the end of the first quarter of 2019, more accommodative U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics encouraged domestic investors.

During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%. During May, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit contretemps caused Prime Minister Theresa May to resign. Boris Johnson succeeded her only to exacerbate uncertainty about Brexit’s resolution ahead of an October 2019 deadline. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Target Date Retirement Funds

Letter to shareholders (unaudited)

As the summer months advanced, investors appeared to be encouraged by events.

During the third quarter of 2019, investors regrouped. Just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs. European Central Bank President Mario Draghi said that if the outlook doesn’t improve, the bank would cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July.

Later in July, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Major U.S. stock market indices closed July 2019 with the worst weekly results of the year. Bond prices gained as Treasury yields fell to levels not seen since November 2016 and the yield curve inverted at multiple points along the 30-year arc.

In a microcosm, August 2019 encapsulated many of the unnerving events that plagued investors during the prior 11 months. The U.S.-China trade relationship swung from discouraging to hopeful and back again with no evident compromise on the horizon. Evidence of a continued global economic slowdown continued to mount as central banks in China, New Zealand, and Thailand cut interest rates. Industrial and manufacturing data declined in China, Canada, Japan, and Germany. Adding to the uncertain environment, Italy’s prime minister resigned, many feared a crackdown in Hong Kong as protesters sustained their calls for reform throughout the month, and Boris Johnson planned to suspend Parliament as Brexit’s deadline neared.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During the third quarter of 2019, investors regrouped.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Target Date Retirement Funds  |  3

Performance highlights (unaudited)

Wells Fargo Dynamic Target Date Funds

Investment objective

Each Fund seeks total return over time, consistent with its strategic target allocation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®‡, FRM

Petros N. Bocray, CFA®‡, FRM

Christian L. Chan, CFA®‡

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by each Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on each Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Funds will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

4  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target Today Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WDYAX)	11-30-2015	0.17	4.28	6.32	5.94		4.39	0.68

Class C (WDYCX)	11-30-2015	4.64	5.17	5.64	5.17		5.14	1.43

Class R4 (WDYYX)	11-30-2015	–	–	6.79	6.28		4.11	0.37

Class R6 (WDYZX)	11-30-2015	–	–	6.87	6.44		3.96	0.22

S&P Target Date Retirement Income Index[3]	–	–	–	4.92	5.07	*	–	–

Wells Fargo Dynamic Target Date Today Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	29.56

Wells Fargo Factor Enhanced Large Cap Portfolio	19.12

Wells Fargo Investment Grade Corporate Bond Portfolio	15.39

Wells Fargo Strategic Retirement Bond Portfolio	9.97

Wells Fargo Factor Enhanced International Portfolio	9.89

Wells Fargo Factor Enhanced Small Cap Portfolio	4.74

Wells Fargo U.S. REIT Portfolio	3.37

Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.97

Wells Fargo High Yield Corporate Bond Portfolio	2.53

Wells Fargo Emerging Markets Bond Portfolio	2.52

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	38	40

Fixed Income	65	60

Effective Cash	-3	0

Please see footnotes on page 6.

Target Date Retirement Funds  |  5

Performance highlights (unaudited)

Dynamic Target Today Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.17	4.70%	0.96

Class C	1.18	4.73%	0.96

Class R4	1.17	4.72%	0.96

Class R6	1.18	4.72%	0.96

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date Retirement Income Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

6  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2015 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WDTAX)	11-30-2015	-0.74	4.92	5.29	6.59		4.23	0.68

Class C (WDTCX)	11-30-2015	3.53	5.79	4.53	5.79		4.98	1.43

Class R4 (WDTYX)	11-30-2015	–	–	5.71	6.93		3.95	0.37

Class R6 (WDTZX)	11-30-2015	–	–	5.80	7.09		3.80	0.22

S&P Target Date 2015 Index[3]	–	–	–	3.89	6.02	*	–	–

Wells Fargo Dynamic Target 2015 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	24.59

Wells Fargo Factor Enhanced Large Cap Portfolio	23.97

Wells Fargo Investment Grade Corporate Bond Portfolio	12.80

Wells Fargo Factor Enhanced International Portfolio	12.39

Wells Fargo Strategic Retirement Bond Portfolio	8.29

Wells Fargo Factor Enhanced Small Cap Portfolio	5.92

Wells Fargo U.S. REIT Portfolio	4.31

Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.72

Wells Fargo Emerging Markets Bond Portfolio	2.07

Wells Fargo High Yield Corporate Bond Portfolio	2.07

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	49	51

Fixed Income	54	49

Effective Cash	-3	0

Please see footnotes on page 8.

Target Date Retirement Funds  |  7

Performance highlights (unaudited)

Dynamic Target 2015 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.10	5.85%	0.97

Class C	1.10	5.81%	0.97

Class R4	1.10	5.81%	0.97

Class R6	1.11	5.86%	0.97

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2015 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

8  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2020 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WDTDX)	11-30-2015	-1.29	5.48	4.71	7.16		4.04	0.68

Class C (WDTEX)	11-30-2015	2.87	6.34	3.87	6.34		4.79	1.43

Class R4 (WDTGX)	11-30-2015	–	–	4.98	7.47		3.76	0.37

Class R6 (WDTHX)	11-30-2015	–	–	5.16	7.65		3.61	0.22

S&P Target Date 2020 Index[3]	–	–	–	3.47	6.47	*	–	–

Wells Fargo Dynamic Target 2020 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	28.40

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	20.69

Wells Fargo Factor Enhanced International Portfolio	15.02

Wells Fargo Investment Grade Corporate Bond Portfolio	10.77

Wells Fargo Factor Enhanced Small Cap Portfolio	7.05

Wells Fargo Strategic Retirement Bond Portfolio	5.82

Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.52

Wells Fargo U.S. REIT Portfolio	4.07

Wells Fargo Emerging Markets Bond Portfolio	1.76

Wells Fargo High Yield Corporate Bond Portfolio	1.76

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	58	59

Fixed Income	45	41

Effective Cash	-3	0

Please see footnotes on page 10.

Target Date Retirement Funds  |  9

Performance highlights (unaudited)

Dynamic Target 2020 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.11	6.56%	0.97

Class C	1.10	6.52%	0.97

Class R4	1.10	6.53%	0.97

Class R6	1.11	6.57%	1.04

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.13% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2020 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

10  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2025 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WDTIX)	11-30-2015	-2.86	5.67	3.09	7.35		3.81	0.68

Class C (WDTJX)	11-30-2015	1.35	6.53	2.35	6.53		4.56	1.43

Class R4 (WDTLX)	11-30-2015	–	–	3.49	7.67		3.53	0.37

Class R6 (WDTMX)	11-30-2015	–	–	3.57	7.83		3.38	0.22

S&P Target Date 2025 Index[3]	–	–	–	2.64	6.93	*	–	–

Wells Fargo Dynamic Target 2025 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	34.12

Wells Fargo Factor Enhanced International Portfolio	18.84

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	16.96

Wells Fargo Investment Grade Corporate Bond Portfolio	8.81

Wells Fargo Factor Enhanced Small Cap Portfolio	8.51

Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.68

Wells Fargo U.S. REIT Portfolio	2.45

Wells Fargo Strategic Retirement Bond Portfolio	2.38

Wells Fargo Emerging Markets Bond Portfolio	1.43

Wells Fargo High Yield Corporate Bond Portfolio	1.43

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	68	69

Fixed Income	35	31

Effective Cash	-3	0

Please see footnotes on page 12.

Target Date Retirement Funds  |  11

Performance highlights (unaudited)

Dynamic Target 2025 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.10	7.58%	0.98

Class C	1.09	7.58%	0.98

Class R4	1.09	7.55%	0.98

Class R6	1.09	7.57%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2025 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

12  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2030 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WDTNX)	11-30-2015	-3.59	6.07	2.29	7.75		4.07	0.68

Class C (WDTOX)	11-30-2015	0.50	6.94	1.50	6.94		4.82	1.43

Class R4 (WDTQX)	11-30-2015	–	–	2.60	8.06		3.79	0.37

Class R6 (WDTSX)	11-30-2015	–	–	2.79	8.24		3.64	0.22

S&P Target Date 2030 Index[3]	–	–	–	1.68	7.31	*	–	–

Wells Fargo Dynamic Target 2030 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	38.47

Wells Fargo Factor Enhanced International Portfolio	22.59

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	13.29

Wells Fargo Investment Grade Corporate Bond Portfolio	6.92

Wells Fargo Factor Enhanced Small Cap Portfolio	9.29

Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.65

Wells Fargo U.S. REIT Portfolio	0.61

Wells Fargo Strategic Retirement Bond Portfolio	0.51

Wells Fargo Emerging Markets Bond Portfolio	1.12

Wells Fargo High Yield Corporate Bond Portfolio	1.12

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	76	77

Fixed Income	27	23

Effective Cash	-3	0

Please see footnotes on page 14.

Target Date Retirement Funds  |  13

Performance highlights (unaudited)

Dynamic Target 2030 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	1.04	8.32%	0.98

Class C	1.04	8.32%	0.98

Class R4	1.04	8.35%	0.98

Class R6	1.04	8.34%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2030 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

14  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2035 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WDTTX)	11-30-2015	-4.19	6.39	1.65	8.08		4.33	0.68

Class C (WDCTX)	11-30-2015	-0.06	7.28	0.94	7.28		5.08	1.43

Class R4 (WDTVX)	11-30-2015	–	–	1.98	8.40		4.05	0.37

Class R6 (WDTWX)	11-30-2015	–	–	2.16	8.56		3.90	0.22

S&P Target Date 2035 Index[3]	–	–	–	0.75	7.66	*	–	–

Wells Fargo Dynamic Target 2035 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	40.75

Wells Fargo Factor Enhanced International Portfolio	24.48

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	10.62

Wells Fargo Factor Enhanced Small Cap Portfolio	10.08

Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.32

Wells Fargo Investment Grade Corporate Bond Portfolio	5.52

Wells Fargo Emerging Markets Bond Portfolio	0.90

Wells Fargo High Yield Corporate Bond Portfolio	0.90

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	81	82

Fixed Income	22	18

Effective Cash	-3	0

Please see footnotes on page 16.

Target Date Retirement Funds  |  15

Performance highlights (unaudited)

Dynamic Target 2035 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.99	8.96%	0.98

Class C	0.99	8.93%	0.98

Class R4	0.98	8.92%	0.98

Class R6	0.98	8.87%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2035 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

16  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2040 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WTDAX)	11-30-2015	-4.93	6.43	0.90	8.12		4.09	0.68

Class C (WTDCX)	11-30-2015	-0.73	7.35	0.27	7.35		4.84	1.43

Class R4 (WTDEX)	11-30-2015	–	–	1.28	8.47		3.81	0.37

Class R6 (WTDFX)	11-30-2015	–	–	1.38	8.62		3.66	0.22

S&P Target Date 2040 Index[3]	–	–	–	0.18	7.91	*	–	–

Wells Fargo Dynamic Target 2040 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	42.41

Wells Fargo Factor Enhanced International Portfolio	26.17

Wells Fargo Factor Enhanced Small Cap Portfolio	10.47

Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.87

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	7.60

Wells Fargo Investment Grade Corporate Bond Portfolio	3.95

Wells Fargo High Yield Corporate Bond Portfolio	0.64

Wells Fargo Emerging Markets Bond Portfolio	0.64

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	85	87

Fixed Income	18	13

Effective Cash	-3	0

Please see footnotes on page 17.

Target Date Retirement Funds  |  17

Performance highlights (unaudited)

Dynamic Target 2040 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.96	9.34%	0.98

Class C	0.96	9.36%	0.98

Class R4	0.96	9.36%	0.98

Class R6	0.97	9.39%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.14% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2040 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

18  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2045 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WTDGX)	11-30-2015	-5.50	6.44	0.27	8.13		4.17	0.68

Class C (WTDHX)	11-30-2015	-1.43	7.33	-0.43	7.33		4.92	1.43

Class R4 (WTDJX)	11-30-2015	–	–	0.60	8.48		3.89	0.37

Class R6 (WTDKX)	11-30-2015	–	–	0.75	8.63		3.74	0.22

S&P Target Date 2045 Index[3]	–	–	–	-0.17	8.07	*	–	–

Wells Fargo Dynamic Target 2045 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	44.26

Wells Fargo Factor Enhanced International Portfolio	28.02

Wells Fargo Factor Enhanced Small Cap Portfolio	11.00

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.43

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.66

Wells Fargo Investment Grade Corporate Bond Portfolio	2.42

Wells Fargo Emerging Markets Bond Portfolio	0.39

Wells Fargo High Yield Corporate Bond Portfolio	0.39

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	90	92

Fixed Income	13	8

Effective Cash	-3	0

Please see footnotes on page 20.

Target Date Retirement Funds  |  19

Performance highlights (unaudited)

Dynamic Target 2045 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.97	9.77%	0.98

Class C	0.97	9.76%	0.98

Class R4	0.97	9.74%	0.98

Class R6	0.97	9.71%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2045 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

20  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2050 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WTDLX)	11-30-2015	-5.82	6.37	-0.08	8.06		4.33	0.68

Class C (WTDMX)	11-30-2015	-1.81	7.27	-0.81	7.27		5.08	1.43

Class R4 (WTDOX)	11-30-2015	–	–	0.16	8.37		4.05	0.37

Class R6 (WTDPX)	11-30-2015	–	–	0.36	8.56		3.90	0.22

S&P Target Date 2050 Index[3]	–	–	–	-0.45	8.20	*	–	–

Wells Fargo Dynamic Target 2050 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	45.80

Wells Fargo Factor Enhanced International Portfolio	29.38

Wells Fargo Factor Enhanced Small Cap Portfolio	11.38

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.82

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.94

Wells Fargo Investment Grade Corporate Bond Portfolio	1.53

Wells Fargo Emerging Markets Bond Portfolio	0.25

Wells Fargo High Yield Corporate Bond Portfolio	0.25

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	93	95

Fixed Income	10	5

Effective Cash	-3	0

Please see footnotes on page 22.

Target Date Retirement Funds  |  21

Performance highlights (unaudited)

Dynamic Target 2050 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.97	9.97%	0.98

Class C	0.96	9.95%	0.98

Class R4	0.96	9.90%	0.98

Class R6	0.96	9.92%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2050 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

22  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2055 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WTDQX)	11-30-2015	-5.89	6.37	-0.15	8.06		4.29	0.68

Class C (WTDRX)	11-30-2015	-1.91	7.23	-0.91	7.23		5.04	1.43

Class R4 (WTDTX)	11-30-2015	–	–	0.08	8.36		4.01	0.37

Class R6 (WTDUX)	11-30-2015	–	–	0.30	8.53		3.86	0.22

S&P Target Date 2055 Index[3]	–	–	–	-0.51	8.30	*	–	–

Wells Fargo Dynamic Target 2055 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	45.39

Wells Fargo Factor Enhanced International Portfolio	29.11

Wells Fargo Factor Enhanced Small Cap Portfolio	11.28

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.76

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.91

Wells Fargo Investment Grade Corporate Bond Portfolio	1.51

Wells Fargo Emerging Markets Bond Portfolio	0.25

Wells Fargo High Yield Corporate Bond Portfolio	0.25

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	94	95

Fixed Income	9	5

Effective Cash	-3	0

Please see footnotes on page 24.

Target Date Retirement Funds  |  23

Performance highlights (unaudited)

Dynamic Target 2055 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.96	9.94%	0.98

Class C	0.96	9.96%	0.98

Class R4	0.96	9.91%	0.98

Class R6	0.96	9.94%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2055 Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

24  |  Target Date Retirement Funds

Performance highlights (unaudited)

Dynamic Target 2060 Fund

Average annual total returns (%) as of August 31, 2019

		Including sales charge		Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[2]

Class A (WTDVX)	11-30-2015	-5.87	6.41	-0.13	8.10		4.29	0.68

Class C (WTDWX)	11-30-2015	-1.88	7.30	-0.88	7.30		5.04	1.43

Class R4 (WTDZX)	11-30-2015	–	–	0.19	8.43		4.01	0.37

Class R6 (WTSZX)	11-30-2015	–	–	0.29	8.59		3.86	0.22

S&P Target Date 2055 Index[3]	–	–	–	-0.51	8.30	*	–	–

S&P Target Date 2060+ Index3**	–	–	–	-0.50	–		–	–

Wells Fargo Dynamic Target 2060 Blended Index[4]	–	–	–	–	–		–	–
*	Return is based on the inception date of the Fund’s classes.
**	The inception date of the index is May 31, 2016.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R4 and Class R6 shares are sold without a front-end sales charge or contingent deferred sales charge.

Holdings (%) as of August 31, 2019[5]

Wells Fargo Factor Enhanced Large Cap Portfolio	45.85

Wells Fargo Factor Enhanced International Portfolio	29.40

Wells Fargo Factor Enhanced Small Cap Portfolio	11.35

Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.79

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.94

Wells Fargo Investment Grade Corporate Bond Portfolio	1.53

Wells Fargo Emerging Markets Bond Portfolio	0.25

Wells Fargo High Yield Corporate Bond Portfolio	0.25

Allocations (%) as of August 31, 2019

	Effective Allocation[6]	Neutral Allocation

Equity	94	95

Fixed Income	9	5

Effective Cash	-3	0

Please see footnotes on page 26.

Target Date Retirement Funds  |  25

Performance highlights (unaudited)

Dynamic Target 2060 Fund (continued)

Volatility metrics as of August 31, 2019[7]

	Beta[8]	Standard deviation[9]	R-squared[10]

Class A	0.95	9.93%	0.98

Class C	0.94	9.90%	0.98

Class R4	0.95	9.93%	0.98

Class R6	0.95	9.93%	0.98

[1]

Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses. Net expenses from affiliated master portfolios are included in the acquired fund fees and expense amount. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which only include net expenses from affiliated master portfolios.

[2]

The manager has committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolios invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

The S&P Target Date Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. This index is representative of the investment opportunity available to investors for the target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon. You cannot invest directly in an index.

[4]

Source: Wells Fargo Funds Management, LLC. The Wells Fargo Dynamic Target Blended Index is designed as a benchmark for multi-asset class portfolios with risk profiles that become more conservative over time, corresponding to the target retirement date. The index weightings among the major asset classes are adjusted annually. The inception date of the index is September 21, 2018. Performance results for the periods indicated are not yet available. See Appendix A for additional information. You cannot invest directly in an index.

[5]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]

The effective allocation includes the effect of any tactical futures overlay that may be in place. Effective cash is comprised of the net impact of long and/or short futures contracts held as part of dynamic risk management strategy. The amounts are subject to change and may have changed since the date specified.

[7]	These metrics show the degree and timing of the Fund’s fluctuations compared to S&P Target Date 2060+ Index over 36 months.

[8]

Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison with a specified index. The benchmark beta is 1.00 by definition. Beta is based on historical performance and does not represent future results.

[9]

Standard deviation is the square root of the sum of squared deviations from the mean. It is often used as a measure of volatility, variability, or risk. Standard deviation is based on historical performance and does not represent future results.

[10]

R-squared (R2) is a statistical measure that reflects the percentage of a fund’s movements that can be explained by movements in its benchmark index. The measure ranges from 0.0, which means that the fund’s performance bears no relationship to the performance of the index, to 1.0, which means that the fund’s performance was perfectly synchronized with the performance of the benchmark. R2 is based on historical performance and does not represent future results.

26  |  Target Date Retirement Funds

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dynamic Target Today Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,054.40	$3.42	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,050.60	$7.24	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,056.44	$1.81	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,057.43	$1.09	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  27

Fund expenses (unaudited)

Dynamic Target 2015 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,049.05	$3.41	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.36	0.66%

Class C

Actual	$1,000.00	$1,045.18	$7.22	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,051.05	$1.81	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,052.05	$1.09	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%
Dynamic Target 2020 Fund

Class A

Actual	$1,000.00	$1,044.22	$3.40	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,040.20	$7.20	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,045.05	$1.86	0.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%

Class R6

Actual	$1,000.00	$1,047.05	$1.08	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%
Dynamic Target 2025 Fund

Class A

Actual	$1,000.00	$1,036.63	$3.39	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,032.67	$7.17	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,039.45	$1.85	0.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%

Class R6

Actual	$1,000.00	$1,039.41	$1.08	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

28  |  Target Date Retirement Funds

Fund expenses (unaudited)

Dynamic Target 2030 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,030.18	$3.38	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,027.33	$7.15	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,032.03	$1.84	0.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%

Class R6

Actual	$1,000.00	$1,034.03	$1.08	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%
Dynamic Target 2035 Fund

Class A

Actual	$1,000.00	$1,025.41	$3.37	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,022.38	$7.14	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,027.30	$1.79	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,028.31	$1.07	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%
Dynamic Target 2040 Fund

Class A

Actual	$1,000.00	$1,022.52	$3.36	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,019.47	$7.13	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,024.42	$1.84	0.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%

Class R6

Actual	$1,000.00	$1,024.39	$1.07	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  29

Fund expenses (unaudited)

Dynamic Target 2045 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,018.50	$3.36	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,015.45	$7.11	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,021.47	$1.78	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,021.45	$1.07	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%
Dynamic Target 2050 Fund

Class A

Actual	$1,000.00	$1,017.47	$3.36	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,014.46	$7.11	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,018.44	$1.78	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,020.49	$1.07	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%
Dynamic Target 2055 Fund

Class A

Actual	$1,000.00	$1,017.47	$3.36	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,013.44	$7.10	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,018.46	$1.78	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,019.49	$1.07	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

30  |  Target Date Retirement Funds

Fund expenses (unaudited)

Dynamic Target 2060 Fund	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,017.45	$3.36	0.66%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Class C

Actual	$1,000.00	$1,014.42	$7.11	1.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$7.12	1.40%

Class R4

Actual	$1,000.00	$1,019.41	$1.78	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

Class R6

Actual	$1,000.00	$1,019.39	$1.07	0.21%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07	0.21%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Target Date Retirement Funds  |  31

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET TODAY FUND

				Value
Investment Companies: 100.06%

Affiliated Master Portfolios: 100.06%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$1,889,148

Wells Fargo Emerging Markets Bond Portfolio				161,354

Wells Fargo Factor Enhanced Emerging Markets Portfolio				189,905

Wells Fargo Factor Enhanced International Portfolio				631,962

Wells Fargo Factor Enhanced Large Cap Portfolio				1,221,878

Wells Fargo Factor Enhanced Small Cap Portfolio				303,177

Wells Fargo High Yield Corporate Bond Portfolio				161,454

Wells Fargo Investment Grade Corporate Bond Portfolio				983,837

Wells Fargo Strategic Retirement Bond Portfolio				636,879

Wells Fargo U.S. REIT Portfolio				215,631

Total Investment Companies (Cost $6,032,186)				6,395,225

	Yield	Maturity date	Principal
Short-Term Investments: 0.22%

U.S. Treasury Securities: 0.22%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$14,000	13,951

Total Short-Term Investments (Cost $13,951)				13,951

Total investments in securities (Cost $6,046,137)	100.28%	6,409,176

Other assets and liabilities, net	(0.28)	(17,830)

Total net assets	100.00%	$6,391,346

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

32  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET TODAY FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.26%	0.31%	$3,649	$105,132	$21,130	$0	$247	$1,889,148
Wells Fargo Emerging Markets Bond Portfolio	0.31	0.37	(97)	5,927	3,896	0	14	161,354
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.06	0.08	(2,774)	(8,182)	14	3,329	68	189,905
Wells Fargo Factor Enhanced International Portfolio	0.08	0.09	(4,124)	873	28	10,762	181	631,962
Wells Fargo Factor Enhanced Large Cap Portfolio	0.09	0.11	27,255	8,570	66	11,928	356	1,221,878
Wells Fargo Factor Enhanced Small Cap Portfolio	0.09	0.11	(1,163)	(13,939)	20	2,444	119	303,177
Wells Fargo High Yield Corporate Bond Portfolio	0.16	0.25	(1,816)	3,228	4,310	0	24	161,454
Wells Fargo Investment Grade Corporate Bond Portfolio	0.32	0.37	7,413	69,186	16,695	0	43	983,837
Wells Fargo Strategic Retirement Bond Portfolio	0.74	0.88	10	20,666	9,068	0	16	636,879
Wells Fargo U.S. REIT Portfolio	0.41	0.78	14,044	(1,855)	0	3,580	6	215,631

			$42,397	$189,606	$55,227	$32,043	$1,074	$6,395,225	100.06%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  33

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2015 FUND

				Value
Investment Companies: 100.13%

Affiliated Master Portfolios: 100.13%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$1,414,367

Wells Fargo Emerging Markets Bond Portfolio				119,033

Wells Fargo Factor Enhanced Emerging Markets Portfolio				213,980

Wells Fargo Factor Enhanced International Portfolio				712,686

Wells Fargo Factor Enhanced Large Cap Portfolio				1,378,550

Wells Fargo Factor Enhanced Small Cap Portfolio				340,306

Wells Fargo High Yield Corporate Bond Portfolio				118,853

Wells Fargo Investment Grade Corporate Bond Portfolio				735,876

Wells Fargo Strategic Retirement Bond Portfolio				476,767

Wells Fargo U.S. REIT Portfolio				248,176

Total Investment Companies (Cost $5,385,190)				5,758,594

	Yield	Maturity date	Principal
Short-Term Investments: 0.24%

U.S. Treasury Securities: 0.24%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$14,000	13,951

Total Short-Term Investments (Cost $13,951)				13,951

Total investments in securities (Cost $5,399,141)	100.37%	5,772,545

Other assets and liabilities, net	(0.37)	(21,555)

Total net assets	100.00%	$5,750,990

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

34  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2015 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.21%	0.23%	$4,074	$83,000	$17,037	$0	$201	$1,414,367
Wells Fargo Emerging Markets Bond Portfolio	0.25	0.27	(80)	4,712	3,143	0	11	119,033
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.08	0.09	(3,489)	(23,692)	17	4,103	83	213,980
Wells Fargo Factor Enhanced International Portfolio	0.10	0.11	(5,207)	(67)	35	13,313	222	712,686
Wells Fargo Factor Enhanced Large Cap Portfolio	0.11	0.12	32,301	30,336	82	14,734	440	1,378,550
Wells Fargo Factor Enhanced Small Cap Portfolio	0.12	0.13	(1,433)	(17,652)	25	3,015	147	340,306
Wells Fargo High Yield Corporate Bond Portfolio	0.13	0.19	(1,476)	2,519	3,473	0	19	118,853
Wells Fargo Investment Grade Corporate Bond Portfolio	0.26	0.28	5,809	56,534	13,483	0	35	735,876
Wells Fargo Strategic Retirement Bond Portfolio	0.60	0.66	86	16,784	7,333	0	13	476,767
Wells Fargo U.S. REIT Portfolio	0.51	0.90	17,434	(2,533)	0	4,432	8	248,176

			$48,019	$149,941	$44,628	$39,597	$1,179	$5,758,594	100.13%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  35

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2020 FUND

				Value
Investment Companies: 99.86%

Affiliated Master Portfolios: 99.86%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$1,306,116

Wells Fargo Emerging Markets Bond Portfolio				111,159

Wells Fargo Factor Enhanced Emerging Markets Portfolio				285,055

Wells Fargo Factor Enhanced International Portfolio				948,012

Wells Fargo Factor Enhanced Large Cap Portfolio				1,792,780

Wells Fargo Factor Enhanced Small Cap Portfolio				444,846

Wells Fargo High Yield Corporate Bond Portfolio				111,228

Wells Fargo Investment Grade Corporate Bond Portfolio				679,926

Wells Fargo Strategic Retirement Bond Portfolio				367,487

Wells Fargo U.S. REIT Portfolio				256,907

Total Investment Companies (Cost $5,897,076)				6,303,516

	Yield	Maturity date	Principal
Short-Term Investments: 0.22%

U.S. Treasury Securities: 0.22%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$14,000	13,951

Total Short-Term Investments (Cost $13,951)				13,951

Total investments in securities (Cost $5,911,027)	100.08%	6,317,467

Other assets and liabilities, net	(0.08)	(5,067)

Total net assets	100.00%	$6,312,400

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

36  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2020 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.21%	0.21%	$2,592	$65,640	$15,290	$0	$180	$1,306,116
Wells Fargo Emerging Markets Bond Portfolio	0.25	0.25	(66)	4,201	2,815	0	9	111,159
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.08	0.12	(4,679)	(13,857)	22	6,733	106	285,055
Wells Fargo Factor Enhanced International Portfolio	0.10	0.14	(6,529)	(415)	41	15,236	282	948,012
Wells Fargo Factor Enhanced Large Cap Portfolio	0.11	0.16	41,181	30,828	101	18,344	545	1,792,780
Wells Fargo Factor Enhanced Small Cap Portfolio	0.12	0.17	(1,795)	(21,740)	31	3,758	183	444,846
Wells Fargo High Yield Corporate Bond Portfolio	0.13	0.18	(1,320)	2,255	3,111	0	17	111,228
Wells Fargo Investment Grade Corporate Bond Portfolio	0.26	0.26	5,282	50,495	12,093	0	31	679,926
Wells Fargo Strategic Retirement Bond Portfolio	0.60	0.51	1	12,556	5,477	0	10	367,487
Wells Fargo U.S. REIT Portfolio	0.51	0.93	17,553	(2,268)	0	4,485	8	256,907

			$52,220	$127,695	$38,981	$48,556	$1,371	$6,303,516	99.86%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  37

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2025 FUND

				Value
Investment Companies: 100.61%

Affiliated Master Portfolios: 100.61%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$1,563,281

Wells Fargo Emerging Markets Bond Portfolio				132,044

Wells Fargo Factor Enhanced Emerging Markets Portfolio				523,723

Wells Fargo Factor Enhanced International Portfolio				1,736,807

Wells Fargo Factor Enhanced Large Cap Portfolio				3,146,501

Wells Fargo Factor Enhanced Small Cap Portfolio				784,994

Wells Fargo High Yield Corporate Bond Portfolio				132,126

Wells Fargo Investment Grade Corporate Bond Portfolio				812,429

Wells Fargo Strategic Retirement Bond Portfolio				219,395

Wells Fargo U.S. REIT Portfolio				225,854

Total Investment Companies (Cost $8,762,055)				9,277,154

	Yield	Maturity date	Principal
Short-Term Investments: 0.36%

U.S. Treasury Securities: 0.36%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$33,000	32,885

Total Short-Term Investments (Cost $32,885)				32,885

Total investments in securities (Cost $8,794,940)	100.97%	9,310,039

Other assets and liabilities, net	(0.97)	(89,214)

Total net assets	100.00%	$9,220,825

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	3	12-19-2019	$395,285	$395,156	$0	$(129)

Short

Euro FX Futures	(3)	9-16-2019	(419,443)	(412,106)	7,337	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$7,337	$(3,423)

The accompanying notes are an integral part of these financial statements.

38  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2025 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.20%	0.25%	$2,917	$70,453	$16,245	$0	$190	$1,563,281
Wells Fargo Emerging Markets Bond Portfolio	0.23	0.30	(75)	4,553	2,973	0	10	132,044
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.21	(7,365)	(20,304)	35	8,482	172	523,723
Wells Fargo Factor Enhanced International Portfolio	0.19	0.26	(10,235)	3,280	66	27,106	459	1,736,807
Wells Fargo Factor Enhanced Large Cap Portfolio	0.21	0.27	61,560	57,010	155	28,370	848	3,146,501
Wells Fargo Factor Enhanced Small Cap Portfolio	0.22	0.29	(2,770)	(31,508)	48	5,864	287	784,994
Wells Fargo High Yield Corporate Bond Portfolio	0.12	0.21	(1,371)	2,546	3,287	0	18	132,126
Wells Fargo Investment Grade Corporate Bond Portfolio	0.24	0.31	5,877	53,170	12,976	0	33	812,429
Wells Fargo Strategic Retirement Bond Portfolio	0.23	0.30	5	6,604	2,898	0	5	219,395
Wells Fargo U.S. REIT Portfolio	0.40	0.82	13,717	(1,467)	0	3,517	6	225,854

			$62,260	$144,337	$38,683	$73,339	$2,028	$9,277,154	100.61%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  39

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2030 FUND

				Value
Investment Companies: 100.57%

Affiliated Master Portfolios: 100.57%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$1,002,318

Wells Fargo Emerging Markets Bond Portfolio				84,439

Wells Fargo Factor Enhanced Emerging Markets Portfolio				501,079

Wells Fargo Factor Enhanced International Portfolio				1,703,136

Wells Fargo Factor Enhanced Large Cap Portfolio				2,900,255

Wells Fargo Factor Enhanced Small Cap Portfolio				700,267

Wells Fargo High Yield Corporate Bond Portfolio				84,306

Wells Fargo Investment Grade Corporate Bond Portfolio				521,405

Wells Fargo Strategic Retirement Bond Portfolio				38,401

Wells Fargo U.S. REIT Portfolio				45,670

Total Investment Companies (Cost $7,116,563)				7,581,276

	Yield	Maturity date	Principal
Short-Term Investments: 0.40%

U.S. Treasury Securities: 0.40%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$30,000	29,895

Total Short-Term Investments (Cost $29,895)				29,895

Total investments in securities (Cost $7,146,458)	100.97%	7,611,171

Other assets and liabilities, net	(0.97)	(72,789)

Total net assets	100.00%	$7,538,382

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	3	12-19-2019	$395,286	$395,156	$0	$(130)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,729)	(146,240)	0	(3,511)

					$4,891	$(3,641)

The accompanying notes are an integral part of these financial statements.

40  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2030 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%	0.16%	$1,897	$46,672	$10,778	$0	$125	$1,002,318
Wells Fargo Emerging Markets Bond Portfolio	0.15	0.19	(49)	2,981	1,954	0	7	84,439
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.20	(7,309)	(20,687)	43	8,316	169	501,079
Wells Fargo Factor Enhanced International Portfolio	0.20	0.25	(10,790)	2,058	67	27,446	463	1,703,136
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.25	59,043	50,989	169	26,924	765	2,900,255
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.26	(2,518)	(31,202)	51	5,364	262	700,267
Wells Fargo High Yield Corporate Bond Portfolio	0.08	0.13	(911)	1,630	2,141	0	12	84,306
Wells Fargo Investment Grade Corporate Bond Portfolio	0.16	0.20	3,828	35,169	8,482	0	22	521,405
Wells Fargo Strategic Retirement Bond Portfolio	0.04	0.05	1	1,194	522	0	1	38,401
Wells Fargo U.S. REIT Portfolio	0.08	0.16	2,831	(341)	0	728	1	45,670

			$46,023	$88,463	$24,207	$68,778	$1,827	$7,581,276	100.57%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  41

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2035 FUND

				Value
Investment Companies: 100.57%

Affiliated Master Portfolios: 100.57%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$801,398

Wells Fargo Emerging Markets Bond Portfolio				67,794

Wells Fargo Factor Enhanced Emerging Markets Portfolio				552,572

Wells Fargo Factor Enhanced International Portfolio				1,847,341

Wells Fargo Factor Enhanced Large Cap Portfolio				3,074,623

Wells Fargo Factor Enhanced Small Cap Portfolio				760,714

Wells Fargo High Yield Corporate Bond Portfolio				67,731

Wells Fargo Investment Grade Corporate Bond Portfolio				416,477

Total Investment Companies (Cost $7,146,140)				7,588,650

	Yield	Maturity date	Principal
Short-Term Investments: 0.41%

U.S. Treasury Securities: 0.41%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$31,000	30,892

Total Short-Term Investments (Cost $30,892)				30,892

Total investments in securities (Cost $7,177,032)	100.98%	7,619,542

Other assets and liabilities, net	(0.98)	(73,908)

Total net assets	100.00%	$7,545,634

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	3	12-19-2019	$395,286	$395,156	$0	$(130)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,729)	(146,240)	0	(3,511)

					$4,891	$(3,641)

The accompanying notes are an integral part of these financial statements.

42  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2035 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.10%	0.13%	$1,428	$32,357	$7,693	$0	$90	$801,398
Wells Fargo Emerging Markets Bond Portfolio	0.11	0.15	(38)	1,699	1,416	0	5	67,794
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.22	(7,090)	(19,290)	34	8,233	169	552,572
Wells Fargo Factor Enhanced International Portfolio	0.19	0.27	(10,126)	3,920	65	26,926	479	1,847,341
Wells Fargo Factor Enhanced Large Cap Portfolio	0.19	0.27	56,412	57,678	141	25,814	747	3,074,623
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.28	(2,448)	(31,360)	43	5,273	258	760,714
Wells Fargo High Yield Corporate Bond Portfolio	0.06	0.11	(656)	1,344	1,568	0	9	67,731
Wells Fargo Investment Grade Corporate Bond Portfolio	0.11	0.16	2,868	23,852	6,113	0	16	416,477

			$40,350	$70,200	$17,073	$66,246	$1,773	$7,588,650	100.57%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  43

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2040 FUND

				Value
Investment Companies: 99.75%

Affiliated Master Portfolios: 99.75%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$491,626

Wells Fargo Emerging Markets Bond Portfolio				41,599

Wells Fargo Factor Enhanced Emerging Markets Portfolio				509,050

Wells Fargo Factor Enhanced International Portfolio				1,693,847

Wells Fargo Factor Enhanced Large Cap Portfolio				2,744,902

Wells Fargo Factor Enhanced Small Cap Portfolio				677,302

Wells Fargo High Yield Corporate Bond Portfolio				41,625

Wells Fargo Investment Grade Corporate Bond Portfolio				255,635

Total Investment Companies (Cost $6,043,531)				6,455,586

	Yield	Maturity date	Principal
Short-Term Investments: 0.44%

U.S. Treasury Securities: 0.44%

U.S. Treasury Bill #(z)	1.85%	11-7-2019	$29,000	28,898

Total Short-Term Investments (Cost $28,898)				28,898

Total investments in securities (Cost $6,072,429)	100.19%	6,484,484

Other assets and liabilities, net	(0.19)	(12,519)

Total net assets	100.00%	$6,471,965

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

44  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2040 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.07%	0.08%	$980	$25,240	$5,676	$0	$68	$491,626
Wells Fargo Emerging Markets Bond Portfolio	0.08	0.09	(21)	1,551	1,043	0	4	41,599
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.16	0.21	(8,419)	(25,521)	38	9,270	185	509,050
Wells Fargo Factor Enhanced International Portfolio	0.20	0.25	(11,901)	(4,050)	72	29,396	496	1,693,847
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.24	59,874	44,046	151	27,495	859	2,744,902
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.25	(2,586)	(34,149)	46	5,601	274	677,302
Wells Fargo High Yield Corporate Bond Portfolio	0.04	0.07	(491)	806	1,153	0	6	41,625
Wells Fargo Investment Grade Corporate Bond Portfolio	0.08	0.10	1,985	18,933	4,501	0	12	255,635

			$39,421	$26,856	$12,680	$71,762	$1,904	$6,455,586	99.75%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  45

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2045 FUND

				Value
Investment Companies: 99.57%

Affiliated Master Portfolios : 99.57%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$283,663

Wells Fargo Emerging Markets Bond Portfolio				23,996

Wells Fargo Factor Enhanced Emerging Markets Portfolio				512,517

Wells Fargo Factor Enhanced International Portfolio				1,704,605

Wells Fargo Factor Enhanced Large Cap Portfolio				2,691,231

Wells Fargo Factor Enhanced Small Cap Portfolio				669,198

Wells Fargo High Yield Corporate Bond Portfolio				23,958

Wells Fargo Investment Grade Corporate Bond Portfolio				147,446

Total Investment Companies (Cost $5,638,821)				6,056,614

	Yield	Maturity date	Principal
Short-Term Investments: 0.47%

U.S. Treasury Securities: 0.47%

U.S. Treasury Bill #(z)	1.85%	11-7-2019	$29,000	28,898

Total Short-Term Investments (Cost $28,898)				28,898

Total investments in securities (Cost $5,667,719)	100.04%	6,085,512

Other assets and liabilities, net	(0.04)	(2,477)

Total net assets	100.00%	$6,083,035

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

46  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2045 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.04%	0.05%	$548	$13,992	$3,192	$0	$38	$283,663
Wells Fargo Emerging Markets Bond Portfolio	0.05	0.05	(15)	889	590	0	2	23,996
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.21	(7,853)	(22,270)	38	8,965	183	512,517
Wells Fargo Factor Enhanced International Portfolio	0.21	0.25	(10,920)	2,116	71	29,292	492	1,704,605
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.23	57,943	50,177	147	26,558	825	2,691,231
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.25	(2,555)	(31,672)	45	5,431	264	669,198
Wells Fargo High Yield Corporate Bond Portfolio	0.02	0.04	(277)	487	651	0	3	23,958
Wells Fargo Investment Grade Corporate Bond Portfolio	0.05	0.06	1,119	10,555	2,546	0	7	147,446

			$37,990	$24,274	$7,280	$70,246	$1,814	$6,056,614	99.57%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  47

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2050 FUND

				Value
Investment Companies: 100.35%

Affiliated Master Portfolios : 100.35%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$158,658

Wells Fargo Emerging Markets Bond Portfolio				13,422

Wells Fargo Factor Enhanced Emerging Markets Portfolio				476,606

Wells Fargo Factor Enhanced International Portfolio				1,587,978

Wells Fargo Factor Enhanced Large Cap Portfolio				2,476,833

Wells Fargo Factor Enhanced Small Cap Portfolio				614,886

Wells Fargo High Yield Corporate Bond Portfolio				13,401

Wells Fargo Investment Grade Corporate Bond Portfolio				82,473

Total Investment Companies (Cost $5,022,472)				5,424,257

	Yield	Maturity date	Principal
Short-Term Investments: 0.39%

U.S. Treasury Securities: 0.39%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$21,000	20,926

Total Short-Term Investments (Cost $20,926)				20,926

Total investments in securities (Cost $5,043,398)	100.74%	5,445,183

Other assets and liabilities, net	(0.74)	(39,807)

Total net assets	100.00%	$5,405,376

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,729)	(146,240)	0	(3,511)

					$4,891	$(3,597)

The accompanying notes are an integral part of these financial statements.

48  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2050 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.02%	0.03%	$319	$8,503	$1,929	$0	$23	$158,658
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	(9)	536	358	0	1	13,422
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.19	(7,945)	(23,003)	39	9,061	184	476,606
Wells Fargo Factor Enhanced International Portfolio	0.22	0.23	(11,075)	625	72	29,635	495	1,587,978
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.22	58,306	48,099	147	26,526	818	2,476,833
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.23	(2,584)	(31,675)	45	5,433	264	614,886
Wells Fargo High Yield Corporate Bond Portfolio	0.01	0.02	(169)	287	396	0	2	13,401
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	658	6,426	1,545	0	4	82,473

			$37,501	$9,798	$4,531	$70,655	$1,791	$5,424,257	100.35%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  49

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2055 FUND

				Value
Investment Companies: 99.46%

Affiliated Master Portfolios: 99.46%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$161,101

Wells Fargo Emerging Markets Bond Portfolio				13,628

Wells Fargo Factor Enhanced Emerging Markets Portfolio				485,210

Wells Fargo Factor Enhanced International Portfolio				1,612,110

Wells Fargo Factor Enhanced Large Cap Portfolio				2,513,872

Wells Fargo Factor Enhanced Small Cap Portfolio				624,426

Wells Fargo High Yield Corporate Bond Portfolio				13,606

Wells Fargo Investment Grade Corporate Bond Portfolio				83,736

Total Investment Companies (Cost $5,107,848)				5,507,689

	Yield	Maturity date	Principal
Short-Term Investments: 0.47%

U.S. Treasury Securities: 0.47%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$26,000	25,909

Total Short-Term Investments (Cost $25,909)				25,909

Total investments in securities (Cost $5,133,757)	99.93%	5,533,598

Other assets and liabilities, net	0.07	3,606

Total net assets	100.00%	$5,537,204

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

50  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2055 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.03%	$319	$9,816	$1,934	$0	$23	$161,101
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	(12)	533	354	0	1	13,628
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.20	(7,514)	(31,541)	38	8,971	183	485,210
Wells Fargo Factor Enhanced International Portfolio	0.21	0.24	(11,214)	962	77	29,308	490	1,612,110
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.22	57,625	55,685	145	26,248	784	2,513,872
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.23	(2,555)	(31,335)	45	5,378	261	624,426
Wells Fargo High Yield Corporate Bond Portfolio	0.01	0.02	(167)	287	392	0	2	13,606
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	657	6,359	1,528	0	4	83,736

			$37,139	$10,766	$4,513	$69,905	$1,748	$5,507,689	99.46%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  51

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2060 FUND

				Value
Investment Companies: 100.36%

Affiliated Master Portfolios: 100.36%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio				$155,440

Wells Fargo Emerging Markets Bond Portfolio				13,149

Wells Fargo Factor Enhanced Emerging Markets Portfolio				465,240

Wells Fargo Factor Enhanced International Portfolio				1,557,000

Wells Fargo Factor Enhanced Large Cap Portfolio				2,428,582

Wells Fargo Factor Enhanced Small Cap Portfolio				600,745

Wells Fargo High Yield Corporate Bond Portfolio				13,128

Wells Fargo Investment Grade Corporate Bond Portfolio				80,794

Total Investment Companies (Cost $4,907,233)				5,314,078

	Yield	Maturity date	Principal
Short-Term Investments: 0.39%

U.S. Treasury Securities: 0.39%

U.S. Treasury Bill #(z)	1.86%	11-7-2019	$21,000	20,927

Total Short-Term Investments (Cost $20,927)				20,927

Total investments in securities (Cost $4,928,160)	100.75%	5,335,005

Other assets and liabilities, net	(0.75)	(39,846)

Total net assets	100.00%	$5,295,159

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the purchase yield to maturity.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long

10-Year U.S. Treasury Notes	2	12-19-2019	$263,524	$263,438	$0	$(86)

Short

Euro FX Futures	(2)	9-16-2019	(279,629)	(274,738)	4,891	0

S&P 500 E-Mini Index	(1)	9-20-2019	(142,946)	(146,240)	0	(3,294)

					$4,891	$(3,380)

The accompanying notes are an integral part of these financial statements.

52  |  Target Date Retirement Funds

Portfolio of investments—August 31, 2019 (unaudited)

DYNAMIC TARGET 2060 FUND

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.02%	0.03%	$12,665	$8,640	$2,557	$0	$24	$155,440
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	27,241	541	208	0	2	13,149
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.19	(2,093)	(29,250)	0	9,183	186	465,240
Wells Fargo Factor Enhanced International Portfolio	0.22	0.23	6,248	82	0	30,104	502	1,557,000
Wells Fargo Factor Enhanced Large Cap Portfolio	0.21	0.21	1,897	54,013	0	26,974	805	2,428,582
Wells Fargo Factor Enhanced Small Cap Portfolio	0.22	0.22	2,779	(32,480)	39	5,500	266	600,745
Wells Fargo High Yield Corporate Bond Portfolio	0.02	0.02	(6,454)	288	416	0	2	13,128
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	(3,923)	6,534	1,404	0	4	80,794

			$38,360	$8,368	$4,624	$71,761	$1,791	$5,314,078	100.36%

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  53

Statements of assets and liabilities—August 31, 2019 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$6,395,225	$5,758,594
Investments in unaffiliated securities, at value (see cost below)	13,951	13,951
Cash	10,644	10,644
Receivable for Fund shares sold	0	0
Receivable for daily variation margin on open futures contracts	2,170	2,170
Receivable from manager	15,692	15,379
Prepaid expenses and other assets	76,148	68,205

Total assets	6,513,830	5,868,943

Liabilities
Trustees’ fees and expenses payable	2,432	2,432
Payable for Fund shares redeemed	1,463	0
Administration fees payable	275	265
Distribution fee payable	18	13
Shareholder report expenses payable	48,654	46,561
Custodian and accounting fees payable	40,604	39,484
Professional fees payable	28,235	28,397
Accrued expenses and other liabilities	803	801

Total liabilities	122,484	117,953

Total net assets	$6,391,346	$5,750,990

Net assets consist of
Paid-in capital	$5,983,223	$5,391,291
Total distributable earnings	408,123	359,699

Total net assets	$6,391,346	$5,750,990

Computation of net asset value and offering price per share
Net assets – Class A	$557,287	$552,334
Shares outstanding – Class A1	52,253	52,692
Net asset value per share – Class A	$10.67	$10.48
Maximum offering price per share – Class A2	$11.32	$11.12
Net assets – Class C	$113,626	$106,023
Shares outstanding – Class C1	10,729	10,180
Net asset value per share – Class C	$10.59	$10.41
Net assets – Class R4	$109,678	$108,065
Share outstanding – Class R4[1]	10,279	10,296
Net asset value per share – Class R4	$10.67	$10.50
Net assets – Class R6	$5,610,755	$4,984,568
Shares outstanding – Class R6[1]	525,311	474,416
Net asset value per share – Class R6	$10.68	$10.51

Investments in affiliated Master Portfolios, at cost	$6,032,186	$5,385,190

Investments in unaffiliated securities, at cost	$13,951	$13,951

[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

54  |  Target Date Retirement Funds

Statements of assets and liabilities—August 31, 2019 (unaudited)

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$6,303,516	$9,277,154	$7,581,276	$7,588,650	$6,455,586	$6,056,614	$5,424,257
13,951	32,885	29,895	30,892	28,898	28,898	20,926
10,644	9,272	6,949	10,994	10,644	10,644	10,860
0	9,104	4,954	46	14,103	25,000	1,175
2,170	3,208	2,264	2,520	2,170	2,184	2,169
15,173	16,182	15,569	15,642	16,664	15,879	15,473
77,077	21,139	28,665	25,477	44,786	58,387	38,063

6,422,531	9,368,944	7,669,572	7,674,221	6,572,851	6,197,606	5,512,923

2,432	2,473	2,543	2,543	2,726	2,432	2,411
0	22,590	0	0	0	0	0
341	666	410	281	399	233	201
13	31	48	13	12	15	15
47,127	49,129	49,923	50,530	35,699	49,967	54,500
38,662	36,338	36,809	36,897	35,314	33,045	33,932
20,668	36,795	36,752	36,917	26,092	28,235	13,149
888	97	4,705	1,406	644	644	3,339

110,131	148,119	131,190	128,587	100,886	114,571	107,547

$6,312,400	$9,220,825	$7,538,382	$7,545,634	$6,471,965	$6,083,035	$5,405,376

$5,948,047	$8,839,477	$7,251,980	$7,302,388	$6,281,884	$5,917,791	$5,265,715
364,353	381,348	286,402	243,246	190,081	165,244	139,661

$6,312,400	$9,220,825	$7,538,382	$7,545,634	$6,471,965	$6,083,035	$5,405,376

$945,179	$2,713,818	$1,184,112	$539,637	$1,294,179	$396,001	$228,440
90,968	259,159	115,628	53,458	129,561	39,945	23,081
$10.39	$10.47	$10.24	$10.09	$9.99	$9.91	$9.90
$11.02	$11.11	$10.86	$10.71	$10.60	$10.51	$10.50
$106,135	$134,357	$157,203	$104,191	$102,222	$107,098	$105,929
10,250	12,882	15,495	10,370	10,278	10,864	10,792
$10.35	$10.43	$10.15	$10.05	$9.95	$9.86	$9.82
$108,164	$109,014	$106,938	$105,556	$104,598	$103,933	$103,524
10,356	10,347	10,369	10,388	10,387	10,408	10,410
$10.44	$10.54	$10.31	$10.16	$10.07	$9.99	$9.94
$5,152,922	$6,263,636	$6,090,129	$6,796,250	$4,970,966	$5,476,003	$4,967,483
492,768	593,856	589,767	667,938	493,013	547,541	498,880
$10.46	$10.55	$10.33	$10.17	$10.08	$10.00	$9.96

$5,897,076	$8,762,055	$7,116,563	$7,146,140	$6,043,531	$5,638,821	$5,022,472

$13,951	$32,885	$29,895	$30,892	$28,898	$28,898	$20,926

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  55

Statements of assets and liabilities—August 31, 2019 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$5,507,689	$5,314,078
Investments in unaffiliated securities, at value (see cost below)	25,909	20,927
Cash	10,644	10,644
Receivable for Fund shares sold	31,809	0
Receivable for daily variation margin on open futures contracts	2,169	2,169
Receivable from manager	16,023	15,418
Prepaid expenses and other assets	51,079	38,669

Total assets	5,645,322	5,401,905

Liabilities
Trustees’ fees and expenses payable	2,428	2,428
Administration fees payable	194	210
Distribution fee payable	13	12
Shareholder report expenses payable	54,565	55,451
Custodian and accounting fees payable	34,497	32,326
Professional fees payable	13,120	13,120
Accrued expenses and other liabilities	3,301	3,199

Total liabilities	108,118	106,746

Total net assets	$5,537,204	$5,295,159

Net assets consist of
Paid-in capital	$5,401,927	$5,151,737
Total distributable earnings	135,277	143,422

Total net assets	$5,537,204	$5,295,159

Computation of net asset value and offering price per share
Net assets – Class A	$223,513	$289,590
Shares outstanding – Class A1	22,582	29,215
Net asset value per share – Class A	$9.90	$9.91
Maximum offering price per share – Class A2	$10.50	$10.51
Net assets – Class C	$102,156	$101,649
Shares outstanding – Class C1	10,419	10,320
Net asset value per share – Class C	$9.80	$9.85
Net assets – Class R4	$103,452	$104,053
Share outstanding – Class R4[1]	10,413	10,424
Net asset value per share – Class R4	$9.93	$9.98
Net assets – Class R6	$5,108,083	$4,799,867
Shares outstanding – Class R6[1]	513,702	480,261
Net asset value per share – Class R6	$9.94	$9.99

Investments in affiliated Master Portfolios, at cost	$5,107,848	$4,907,233

Investments in unaffiliated securities, at cost	$25,909	$20,927

[1]	Each Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

56  |  Target Date Retirement Funds

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Statements of operations—six months ended August 31, 2019 (unaudited)

	Dynamic Target Today Fund	Dynamic Target 2015 Fund

Investment income
Interest allocated from affiliated Master Portfolios	$55,227	$44,628
Dividends allocated from affiliated Master Portfolios*	32,043	39,597
Affiliated income allocated from affiliated Master Portfolios	1,074	1,179
Interest	105	106
Expenses allocated from affiliated Master Portfolios	(4,843)	(4,980)
Waivers allocated from affiliated Master Portfolios	1,275	1,290

Total investment income	84,881	81,820

Expenses
Management fee	4,311	4,211
Administration fees
Class A	511	477
Class C	117	111
Class R4	44	43
Class R6	756	742
Shareholder servicing fees
Class A	609	568
Class C	139	132
Class R4	55	53
Distribution fee
Class C	227	209
Custody and accounting fees	13,215	13,221
Professional fees	16,509	16,509
Registration fees	35,219	32,967
Shareholder report expenses	6,114	6,114
Trustees’ fees and expenses	10,864	10,864
Other fees and expenses	3,608	3,438

Total expenses	92,298	89,659
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,836)	(83,663)
Class A	(1,120)	(1,045)
Class C	(255)	(243)
Class R4	(98)	(97)
Class R6	(756)	(742)

Net expenses	4,233	3,869

Net investment income	80,648	77,951

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	42,397	48,019
Futures contracts	(325)	(2,217)

Net realized gains on investments	42,072	45,802

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	189,606	149,941
Futures contracts	1,328	1,328

Net change in unrealized gains (losses) on investments	190,934	151,269

Net realized and unrealized gains (losses) on investments	233,006	197,071

Net increase in net assets resulting from operations	$313,654	$275,022

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$1,729	$2,146

The accompanying notes are an integral part of these financial statements.

58  |  Target Date Retirement Funds

Statements of operations—six months ended August 31, 2019 (unaudited)

Dynamic Target 2020 Fund	Dynamic Target 2025 Fund	Dynamic Target 2030 Fund	Dynamic Target 2035 Fund	Dynamic Target 2040 Fund	Dynamic Target 2045 Fund	Dynamic Target 2050 Fund

$38,981	$38,683	$24,207	$17,073	$12,680	$7,280	$4,531
48,556	73,339	68,778	66,246	71,762	70,246	70,655
1,371	2,028	1,827	1,773	1,904	1,814	1,791
118	144	127	115	116	113	112
(5,407)	(7,212)	(6,156)	(5,687)	(5,943)	(5,608)	(5,528)
1,345	1,641	1,289	1,156	1,199	1,131	1,113

84,964	108,623	90,072	80,676	81,718	74,976	72,674

4,450	5,765	4,823	4,354	4,466	4,100	3,967

777	2,440	1,182	577	907	369	237
111	141	166	111	109	112	112
43	44	43	43	42	42	42
747	768	756	757	732	736	728

926	2,905	1,408	687	1,080	439	282
132	168	198	132	130	133	134
54	55	54	53	53	53	52

210	315	407	209	205	217	218
13,221	13,225	13,225	13,221	13,221	13,219	13,522
16,509	16,509	16,509	16,509	16,509	16,509	16,509
32,303	35,219	29,639	29,639	41,768	34,680	29,639
6,114	6,114	6,114	6,114	6,114	6,114	6,114
10,864	10,864	10,864	10,864	10,864	10,864	10,864
3,608	4,274	4,274	4,274	3,608	3,608	3,608

90,069	98,806	89,662	87,544	99,808	91,195	86,028

(82,790)	(83,581)	(80,417)	(81,743)	(92,649)	(86,630)	(82,179)
(1,703)	(5,345)	(2,590)	(1,264)	(1,987)	(807)	(519)
(244)	(310)	(364)	(242)	(239)	(246)	(246)
(97)	(98)	(97)	(96)	(95)	(95)	(94)
(747)	(768)	(756)	(757)	(732)	(736)	(728)

4,488	8,704	5,438	3,442	4,106	2,681	2,262

80,476	99,919	84,634	77,234	77,612	72,295	70,412

52,220	62,260	46,023	40,350	39,421	37,990	37,501
(4,202)	(18,469)	(16,787)	(20,829)	(20,379)	(20,037)	(16,371)

48,018	43,791	29,236	19,521	19,042	17,953	21,130

127,695	144,337	88,463	70,200	26,856	24,274	9,798
3,731	3,823	1,126	1,078	1,328	1,328	1,111

131,426	148,160	89,589	71,278	28,184	25,602	10,909

179,444	191,951	118,825	90,799	47,226	43,555	32,039

$259,920	$291,870	$203,459	$168,033	$124,838	$115,850	$102,451

$1,729	$4,356	$4,363	$4,273	$4,729	$4,686	$4,759

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  59

Statements of operations—six months ended August 31, 2019 (unaudited)

	Dynamic Target 2055 Fund	Dynamic Target 2060 Fund

Investment income
Interest allocated from affiliated Master Portfolios	$4,513	$4,624
Dividends allocated from affiliated Master Portfolios*	69,905	71,761
Affiliated income allocated from affiliated Master Portfolios	1,748	1,791
Interest	113	112
Expenses allocated from affiliated Master Portfolios	(5,473)	(5,606)
Waivers allocated from affiliated Master Portfolios	1,102	1,129

Total investment income	71,908	73,811

Expenses
Management fee	3,938	4,029
Administration fees
Class A	193	314
Class C	109	109
Class R4	42	42
Class R6	729	730
Shareholder servicing fees
Class A	230	374
Class C	130	129
Class R4	52	53
Distribution fee
Class C	206	204
Custody and accounting fees	13,524	13,219
Professional fees	16,509	16,509
Registration fees	34,881	29,639
Shareholder report expenses	6,114	6,114
Trustees’ fees and expenses	10,864	10,864
Other fees and expenses	3,636	3,636

Total expenses	91,157	85,965
Less: Fee waivers and/or expense reimbursements
Fund-level	(87,520)	(81,776)
Class A	(424)	(688)
Class C	(238)	(238)
Class R4	(94)	(95)
Class R6	(729)	(730)

Net expenses	2,152	2,438

Net investment income	69,756	71,373

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	37,139	38,360
Futures contracts	(17,927)	(16,577)

Net realized gains on investments	19,212	21,783

Net change in unrealized gains (losses) on
Securities transactions allocated from affiliated Master Portfolios	10,766	8,368
Futures contracts	1,339	1,328

Net change in unrealized gains (losses) on investments	12,105	9,696

Net realized and unrealized gains (losses) on investments	31,317	31,479

Net increase in net assets resulting from operations	$101,073	$102,852

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$4,702	$4,840

The accompanying notes are an integral part of these financial statements.

60  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target Today Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$80,648		$88,772		$100,782
Net realized gains on investments		42,072		204,973		134,802
Net change in unrealized gains (losses) on investments		190,934		(117,841)		62,695

Net increase in net assets resulting from operations		313,654		175,904		298,279

Distributions to shareholders from net investment income and net realized gains
Class A		0		(36,024)		(8,659)
Class C		0		(9,345)		(2,744)
Class R4		0		(10,587)		(3,896)
Class R6		0		(495,495)		(187,081)

Total distributions to shareholders		0		(551,451)		(202,380)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	12,702	132,606	5,826	59,358	15,000	163,052
Class C	566	5,800	0	0	0	0
Class R6	51,825	549,866	0	0	0	0

		688,272		59,358		163,052

Reinvestment of distributions
Class A	0	0	2,634	25,760	460	5,007

Payment for shares redeemed
Class A	0	0	(4,404)	(46,017)	(2,288)	(25,033)
Class R	N/A	N/A	N/A	N/A	(10,219)[3]	(111,799)[3]
Class R6	(137)	(1,463)	0	0	0	0

		(1,463)		(46,017)		(136,832)

Net increase in net assets resulting from capital share transactions		686,809		39,101		31,227

Total increase (decrease) in net assets		1,000,463		(336,446)		127,126

Net assets
Beginning of period		5,390,883		5,727,329		5,600,203

End of period		$6,391,346		$5,390,883		$5,727,329

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $23,461. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  61

Statements of changes in net assets

	Dynamic Target 2015 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$77,951		$82,845		$98,476
Net realized gains on investments		45,802		270,816		185,614
Net change in unrealized gains (losses) on investments		151,269		(191,326)		123,486

Net increase in net assets resulting from operations		275,022		162,335		407,576

Distributions to shareholders from net investment income and net realized gains
Class A		0		(49,785)		(17,269)
Class C		0		(12,834)		(3,262)
Class R4		0		(14,143)		(4,434)
Class R6		0		(659,519)		(212,012)

Total distributions to shareholders		0		(736,281)		(236,977)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	18,109	187,386	3,093	34,587	20,386	225,685

Reinvestment of distributions
Class A	0	0	3,744	36,027	1,177	13,065

Payment for shares redeemed
Class A	(4,461)	(45,517)	(9,037)	(98,206)	(14,072)	(157,011)
Class R	N/A	N/A	N/A	N/A	(10,237)[3]	(114,241)[3]

		(45,517)		(98,206)		(271,252)

Net increase (decrease) in net assets resulting from capital share transactions		141,869		(27,592)		(32,502)

Total increase (decrease) in net assets		416,891		(601,538)		138,097

Net assets
Beginning of period		5,334,099		5,935,637		5,797,540

End of period		$5,750,990		$5,334,099		$5,935,637

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $18,398. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

62  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2020 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$80,476		$79,004		$94,850
Net realized gains on investments		48,018		318,626		207,399
Net change in unrealized gains (losses) on investments		131,426		(216,125)		178,376

Net increase in net assets resulting from operations		259,920		181,505		480,625

Distributions to shareholders from net investment income and net realized gains
Class A		0		(60,870)		(17,727)
Class C		0		(14,641)		(3,584)
Class R4		0		(15,976)		(4,812)
Class R6		0		(744,080)		(229,454)

Total distributions to shareholders		0		(835,567)		(255,577)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	41,795	429,905	25,542	246,644	37,638	417,972
Class R6	15,653	162,482	0	0	0	0

		592,387		246,644		417,972

Reinvestment of distributions
Class A	0	0	4,744	45,187	1,179	13,202

Payment for shares redeemed
Class A	(13,398)	(135,095)	(16,021)	(171,963)	(25,710)	(288,158)
Class R	N/A	N/A	N/A	N/A	(10,299)[3]	(116,280)[3]

		(135,095)		(171,963)		(404,438)

Net increase in net assets resulting from capital share transactions		457,292		119,868		26,736

Total increase (decrease) in net assets		717,212		(534,194)		251,784

Net assets
Beginning of period		5,595,188		6,129,382		5,877,598

End of period		$6,312,400		$5,595,188		$6,129,382

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $14,722. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  63

Statements of changes in net assets

	Dynamic Target 2025 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$99,919		$87,236		$95,477
Net realized gains on investments		43,791		304,336		233,441
Net change in unrealized gains (losses) on investments		148,160		(213,852)		227,374

Net increase in net assets resulting from operations		291,870		177,720		556,292

Distributions to shareholders from net investment income and net realized gains
Class A		0		(211,810)		(30,732)
Class C		0		(17,720)		(4,346)
Class R4		0		(15,828)		(5,079)
Class R6		0		(737,362)		(241,848)

Total distributions to shareholders		0		(982,720)		(282,005)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	90,389	931,823	50,265	506,905	103,325	1,193,158
Class C	44	450	2,262	26,062	40	460
Class R6	117,129	1,226,344	0	0	0	0

		2,158,617		532,967		1,193,618

Reinvestment of distributions
Class A	0	0	20,342	196,231	2,278	25,877
Class C	0	0	332	3,183	0	0

		0		199,414		25,877

Payment for shares redeemed
Class A	(22,226)	(231,368)	(11,116)	(107,757)	(20,981)	(239,625)
Class C	0	0	(1,246)	(13,796)	0	0
Class R	N/A	N/A	N/A	N/A	(10,291)[3]	(117,732)[3]

		(231,368)		(121,553)		(357,357)

Net increase in net assets resulting from capital share transactions		1,927,249		610,828		862,138

Total increase (decrease) in net assets		2,219,119		(194,172)		1,136,425

Net assets
Beginning of period		7,001,706		7,195,878		6,059,453

End of period		$9,220,825		$7,001,706		$7,195,878

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $12,057. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

64  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2030 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$84,634		$76,778		$90,167
Net realized gains on investments		29,236		360,992		271,306
Net change in unrealized gains (losses) on investments		89,589		(279,792)		288,238

Net increase in net assets resulting from operations		203,459		157,978		649,711

Distributions to shareholders from net investment income and net realized gains
Class A		0		(159,867)		(33,469)
Class C		0		(18,837)		(4,147)
Class R4		0		(19,212)		(5,342)
Class R6		0		(893,363)		(253,969)

Total distributions to shareholders		0		(1,091,279)		(296,927)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	23,370	239,619	20,826	215,923	42,081	487,575
Class C	0	0	5,158	47,355	23	253
Class R6	112,058	1,148,597	0	0	0	0

		1,388,216		263,278		487,828

Reinvestment of distributions
Class A	0	0	13,298	125,493	2,468	28,325
Class C	0	0	40	362	0	0

		0		125,855		28,325

Payment for shares redeemed
Class A	(9,399)	(94,836)	(11,891)	(113,848)	(14,800)	(168,809)
Class C	0	0	(1)	(10)	(1)	(10)
Class R	N/A	N/A	N/A	N/A	(10,313)[3]	(119,216)[3]

		(94,836)		(113,858)		(288,035)

Net increase in net assets resulting from capital share transactions		1,293,380		275,275		228,118

Total increase (decrease) in net assets		1,496,839		(658,026)		580,902

Net assets
Beginning of period		6,041,543		6,699,569		6,118,667

End of period		$7,538,382		$6,041,543		$6,699,569

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $6,806. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  65

Statements of changes in net assets

	Dynamic Target 2035 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$77,234		$68,442		$84,130
Net realized gains on investments		19,521		403,375		281,177
Net change in unrealized gains (losses) on investments		71,278		(326,225)		319,827

Net increase in net assets resulting from operations		168,033		145,592		685,134

Distributions to shareholders from net investment income and net realized gains
Class A		0		(92,213)		(20,258)
Class C		0		(20,401)		(4,536)
Class R4		0		(21,533)		(5,751)
Class R6		0		(1,000,400)		(272,883)

Total distributions to shareholders		0		(1,134,547)		(303,428)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	4,493	45,288	7,644	86,194	11,749	136,284
Class C	21	208	28	311	33	371
Class R6	189,356	1,912,493	0	0	0	0

		1,957,989		86,505		136,655

Reinvestment of distributions
Class A	0	0	7,619	70,937	1,274	14,733
Class C	0	0	11	101	0	0

		0		71,038		14,733

Payment for shares redeemed
Class A	(3,955)	(39,331)	(1,204)	(12,540)	(4,960)	(57,989)
Class C	0	0	(1)	(10)	(1)	(10)
Class R	N/A	N/A	N/A	N/A	(10,332)[3]	(120,471)[3]

		(39,331)		(12,550)		(178,470)

Net increase (decrease) in net assets resulting from capital share transactions		1,918,658		144,993		(27,082)

Total increase (decrease) in net assets		2,086,691		(843,962)		354,624

Net assets
Beginning of period		5,458,943		6,302,905		5,948,281

End of period		$7,545,634		$5,458,943		$6,302,905

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $3,822. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

66  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2040 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$77,612		$62,655		$81,629
Net realized gains on investments		19,042		425,134		289,487
Net change in unrealized gains (losses) on investments		28,184		(358,045)		345,801

Net increase in net assets resulting from operations		124,838		129,744		716,917

Distributions to shareholders from net investment income and net realized gains
Class A		0		(81,122)		(23,446)
Class C		0		(21,572)		(4,589)
Class R4		0		(22,716)		(5,818)
Class R6		0		(1,054,983)		(276,025)

Total distributions to shareholders		0		(1,180,393)		(309,878)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	84,057	847,915	4,693	45,463	22,665	262,751
Class R6	16,188	161,983	0	0	0	0

		1,009,898		45,463		262,751

Reinvestment of distributions
Class A	0	0	6,359	58,731	1,531	17,789

Payment for shares redeemed
Class A	(916)	(9,083)	(4,887)	(56,564)	(11,843)	(133,335)
Class R	N/A	N/A	N/A	N/A	(10,331)[3]	(121,078)[3]
Class R6	(1,695)	(17,052)	0	0	0	0

		(26,135)		(56,564)		(254,413)

Net increase in net assets resulting from capital share transactions		983,763		47,630		26,127

Total increase (decrease) in net assets		1,108,601		(1,003,019)		433,166

Net assets
Beginning of period		5,363,364		6,366,383		5,933,217

End of period		$6,471,965		$5,363,364		$6,366,383

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $1,231. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  67

Statements of changes in net assets

	Dynamic Target 2045 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$72,295		$60,220		$79,429
Net realized gains on investments		17,953		388,694		303,822
Net change in unrealized gains (losses) on investments		25,602		(344,323)		339,121

Net increase in net assets resulting from operations		115,850		104,591		722,372

Distributions to shareholders from net investment income and net realized gains
Class A		0		(61,549)		(12,713)
Class C		0		(22,266)		(4,745)
Class R4		0		(23,244)		(5,966)
Class R6		0		(1,078,242)		(282,869)

Total distributions to shareholders		0		(1,185,301)		(306,293)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	6,162	61,261	4,514	47,669	7,143	83,118
Class C	351	3,468	198	1,981	107	1,260
Class R6	68,037	674,925	0	0	0	0

		739,654		49,650		84,378

Reinvestment of distributions
Class A	0	0	4,186	38,472	602	7,025
Class C	0	0	16	145	0	0

		0		38,617		7,025

Payment for shares redeemed
Class A	(25)	(246)	(2,637)	(30,241)	(87)	(1,040)
Class C	0	0	(1)	(10)	(107)	(1,258)
Class R	N/A	N/A	N/A	N/A	(10,352)[3]	(121,641)[3]

		(246)		(30,251)		(123,939)

Net increase (decrease) in net assets resulting from capital share transactions		739,408		58,016		(32,536)

Total increase (decrease) in net assets		855,258		(1,022,694)		383,543

Net assets
Beginning of period		5,227,777		6,250,471		5,866,928

End of period		$6,083,035		$5,227,777		$6,250,471

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $589. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

68  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2050 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$70,412		$59,299		$78,691
Net realized gains on investments		21,130		365,335		300,614
Net change in unrealized gains (losses) on investments		10,909		(334,760)		334,798

Net increase in net assets resulting from operations		102,451		89,874		714,103

Distributions to shareholders from net investment income and net realized gains
Class A		0		(40,596)		(8,611)
Class C		0		(22,330)		(4,797)
Class R4		0		(23,283)		(6,031)
Class R6		0		(1,081,115)		(285,870)

Total distributions to shareholders		0		(1,167,324)		(305,309)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	3,143	30,772	1,021	11,491	10,646	126,421
Class C	418	4,100	222	2,200	0	0
Class R6	19,280	190,288	0	0	0	0

		225,160		13,691		126,421

Reinvestment of distributions
Class A	0	0	1,930	17,714	241	2,807
Class C	0	0	16	147	0	0

		0		17,861		2,807

Payment for shares redeemed
Class A	(405)	(3,953)	(4,313)	(51,547)	(1,328)	(15,284)
Class C	(164)	(1,648)	(2)	(20)	0	0
Class R	N/A	N/A	N/A	N/A	(10,355)[3]	(121,770)[3]

		(5,601)		(51,567)		(137,054)

Net increase (decrease) in net assets resulting from capital share transactions		219,559		(20,015)		(7,826)

Total increase (decrease) in net assets		322,010		(1,097,465)		400,968

Net assets
Beginning of period		5,083,366		6,180,831		5,779,863

End of period		$5,405,376		$5,083,366		$6,180,831

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirements to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $583. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  69

Statements of changes in net assets

	Dynamic Target 2055 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$69,756		$58,065		$78,193
Net realized gains on investments		19,212		361,406		301,891
Net change in unrealized gains (losses) on investments		12,105		(332,495)		331,888

Net increase in net assets resulting from operations		101,073		86,976		711,972

Distributions to shareholders from net investment income and net realized gains
Class A		0		(35,463)		(7,154)
Class C		0		(22,192)		(4,817)
Class R4		0		(23,284)		(6,052)
Class R6		0		(1,082,903)		(286,844)

Total distributions to shareholders		0		(1,163,842)		(304,867)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	6,468	63,794	2,394	26,457	2,190	25,733
Class C	114	1,104	0	0	0	0
Class R6	33,966	334,905	0	0	0	0

		399,803		26,457		25,733

Reinvestment of distributions
Class A	0	0	1,365	12,548	121	1,413

Payment for shares redeemed
Class A	(404)	(4,000)	(1,685)	(15,080)	(1)	(10)
Class R	N/A	N/A	N/A	N/A	(10,358)[3]	(121,701)[3]

		(4,000)		(15,080)		(121,711)

Net increase (decrease) in net assets resulting from capital share transactions		395,803		23,925		(94,565)

Total increase (decrease) in net assets		496,876		(1,052,941)		312,540

Net assets
Beginning of period		5,040,328		6,093,269		5,780,729

End of period		$5,537,204		$5,040,328		$6,093,269

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $573. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

70  |  Target Date Retirement Funds

Statements of changes in net assets

	Dynamic Target 2060 Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019[1]		Year ended May 31, 2018[2]

Operations
Net investment income		$71,373		$59,658		$79,482
Net realized gains on investments		21,783		368,119		296,222
Net change in unrealized gains (losses) on investments		9,696		(335,354)		344,108

Net increase in net assets resulting from operations		102,852		92,423		719,812

Distributions to shareholders from net investment income and net realized gains
Class A		0		(56,802)		(12,696)
Class C		0		(21,948)		(4,746)
Class R4		0		(23,022)		(5,982)
Class R6		0		(1,069,143)		(283,632)

Total distributions to shareholders		0		(1,170,915)		(307,056)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	671	6,614	7,237	85,061	15,177	179,059
Class C	0	0	0	0	5	51

		6,614		85,061		179,110

Reinvestment of distributions
Class A	0	0	3,703	34,050	585	6,830
Class C	0	0	1	8	0	0

		0		34,058		6,830

Payment for shares redeemed
Class A	(1,182)	(12,000)	(3,315)	(40,040)	(5,149)	(60,843)
Class C	0	0	(1)	(10)	0	0
Class R	N/A	N/A	N/A	N/A	(10,369)[3]	(121,936)[3]

		(12,000)		(40,050)		(182,779)

Net increase (decrease) in net assets resulting from capital share transactions		(5,386)		79,069		3,161

Total increase (decrease) in net assets		97,466		(999,423)		415,917

Net assets
Beginning of period		5,197,693		6,197,116		5,781,199

End of period		$5,295,159		$5,197,693		$6,197,116

[1]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[2]

Effective for all filings after November 4, 2018, the SEC prospectively eliminated the requirement to parenthetically disclose undistributed net investment income at the end of the period and permitted the aggregation of distributions, with the exception of tax basis returns of capital. Undistributed net investment income at May 31, 2018 was $507. The disaggregated distributions information for the year ended May 31, 2018 is included in Note 9, Distributions to Shareholders, in the notes to the financial statements.

[3]

For the period from June 1, 2017 to November 13, 2017. Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  71

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target Today Fund

Class A
Six months ended August 31, 2019 (unaudited)	$10.11	0.11		0.45	0.00	0.00	$10.67
Year ended February 28, 2019[4]	$10.82	0.13		0.16	(0.15)	(0.85)	$10.11
Year ended May 31, 2018	$10.65	0.15		0.38	(0.19)	(0.17)	$10.82
Year ended May 31, 2017	$10.06	0.12	[6]	0.65	(0.09)	(0.09)	$10.65
Year ended May 31, 2016[7]	$10.00	0.06		0.03	(0.03)	0.00	$10.06

Class C
Six months ended August 31, 2019 (unaudited)	$10.08	0.09		0.42	0.00	0.00	$10.59
Year ended February 28, 2019[4]	$10.76	0.08		0.15	(0.06)	(0.85)	$10.08
Year ended May 31, 2018	$10.58	0.07		0.38	(0.10)	(0.17)	$10.76
Year ended May 31, 2017	$10.03	0.05		0.64	(0.05)	(0.09)	$10.58
Year ended May 31, 2016[7]	$10.00	0.03		0.03	(0.03)	0.00	$10.03

Class R4
Six months ended August 31, 2019 (unaudited)	$10.10	0.14		0.43	0.00	0.00	$10.67
Year ended February 28, 2019[4]	$10.81	0.16		0.16	(0.18)	(0.85)	$10.10
Year ended May 31, 2018	$10.63	0.18		0.38	(0.21)	(0.17)	$10.81
Year ended May 31, 2017	$10.07	0.16		0.64	(0.15)	(0.09)	$10.63
Year ended May 31, 2016[7]	$10.00	0.08		0.03	(0.04)	0.00	$10.07

Class R6
Six months ended August 31, 2019 (unaudited)	$10.10	0.15	[6]	0.43	0.00	0.00	$10.68
Year ended February 28, 2019[4]	$10.82	0.17		0.15	(0.19)	(0.85)	$10.10
Year ended May 31, 2018	$10.64	0.20		0.38	(0.23)	(0.17)	$10.82
Year ended May 31, 2017	$10.08	0.17		0.65	(0.17)	(0.09)	$10.64
Year ended May 31, 2016[7]	$10.00	0.09		0.03	(0.04)	0.00	$10.08

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.12%	0.12%
Class C	0.11	0.11
Class R4	0.11	0.11
Class R6	0.12	0.12

[4]	For the nine months ended February 28, 2019. The Fund changed its Fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.11%	0.11%
Class C	0.10	0.10	0.10
Class R4	0.10	0.10	0.11
Class R6	0.10	0.11	0.11

[6]	Calculated based upon average shares outstanding

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

72  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.40%[3]	3.70%[3]	0.66%[3]	5.44%	21%	$557
1.75%[3]	4.39%[3]	0.59%[3]	3.16%	48%	$400
1.37%	4.39%[5]	0.48%[5]	4.96%	94%	$384
1.16%	4.67%[5]	0.53%[5]	7.97%	97%	$238
1.31%	5.22%[5]	0.53%[5]	0.95%	66%	$101

1.67%[3]	4.10%[3]	1.40%[3]	5.06%	21%	$114
0.99%[3]	5.14%[3]	1.34%[3]	2.60%	48%	$102
0.65%	5.14%[5]	1.24%[5]	4.25%	94%	$109
0.45%	5.45%[5]	1.28%[5]	7.12%	97%	$108
0.56%	5.97%[5]	1.28%[5]	0.58%	66%	$101

2.72%[3]	3.41%[3]	0.35%[3]	5.64%	21%	$110
2.02%[3]	4.11%[3]	0.31%[3]	3.42%	48%	$104
1.67%	4.11%[5]	0.22%[5]	5.27%	94%	$111
1.51%	4.42%[5]	0.22%[5]	8.21%	97%	$109
1.62%	4.94%[5]	0.22%[5]	1.08%	66%	$101

2.86%[3]	3.27%[3]	0.21%[3]	5.74%	21%	$5,611
2.17%[3]	3.97%[3]	0.16%[3]	3.49%	48%	$4,785
1.82%	3.96%[5]	0.07%[5]	5.42%	94%	$5,123
1.67%	4.27%[5]	0.06%[5]	8.48%	97%	$5,037
1.77%	4.79%[5]	0.07%[5]	1.19%	66%	$4,654

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  73

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2015 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.99	0.11		0.38	0.00	0.00	$10.48
Year ended February 28, 2019[4]	$11.06	0.12		0.15	(0.13)	(1.21)	$9.99
Year ended May 31, 2018	$10.76	0.15	[5]	0.56	(0.19)	(0.22)	$11.06
Year ended May 31, 2017	$9.99	0.11		0.86	(0.09)	(0.11)	$10.76
Year ended May 31, 2016[7]	$10.00	0.07		(0.04)	(0.04)	0.00	$9.99

Class C
Six months ended August 31, 2019 (unaudited)	$9.96	0.09		0.36	0.00	0.00	$10.41
Year ended February 28, 2019[4]	$11.01	0.06		0.15	(0.05)	(1.21)	$9.96
Year ended May 31, 2018	$10.71	0.06		0.56	(0.10)	(0.22)	$11.01
Year ended May 31, 2017	$9.97	0.04		0.85	(0.04)	(0.11)	$10.71
Year ended May 31, 2016[7]	$10.00	0.03		(0.02)	(0.04)	0.00	$9.97

Class R4
Six months ended August 31, 2019 (unaudited)	$9.99	0.14		0.37	0.00	0.00	$10.50
Year ended February 28, 2019[4]	$11.07	0.15		0.14	(0.16)	(1.21)	$9.99
Year ended May 31, 2018	$10.75	0.17		0.58	(0.21)	(0.22)	$11.07
Year ended May 31, 2017	$10.01	0.15		0.84	(0.14)	(0.11)	$10.75
Year ended May 31, 2016[7]	$10.00	0.08		(0.02)	(0.05)	0.00	$10.01

Class R6
Six months ended August 31, 2019 (unaudited)	$9.99	0.15		0.37	0.00	0.00	$10.51
Year ended February 28, 2019[4]	$11.07	0.16		0.15	(0.18)	(1.21)	$9.99
Year ended May 31, 2018	$10.76	0.19		0.57	(0.23)	(0.22)	$11.07
Year ended May 31, 2017	$10.01	0.16		0.86	(0.16)	(0.11)	$10.76
Year ended May 31, 2016[7]	$10.00	0.09		(0.03)	(0.05)	0.00	$10.01

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.13%	0.12%
Class C	0.11	0.11
Class R4	0.12	0.11
Class R6	0.13	0.12

[4]	For the nine months ended February 28, 2019. The Fund changed its Fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]	Calculated based upon average shares outstanding

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.11%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

74  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.36%[3]	3.69%[3]	0.66%[3]	4.90%	20%	$552
1.50%[3]	4.23%[3]	0.61%[3]	3.09%	45%	$390
1.33%	4.14%[6]	0.51%[6]	6.62%	82%	$456
1.14%	4.42%[6]	0.51%[6]	9.95%	81%	$363
1.16%	5.21%[6]	0.45%[6]	0.34%	38%	$199

1.64%[3]	4.07%[3]	1.40%[3]	4.52%	20%	$106
0.76%[3]	4.97%[3]	1.36%[3]	2.46%	45%	$101
0.52%	4.89%[6]	1.27%[6]	5.80%	82%	$112
0.40%	5.18%[6]	1.27%[6]	9.18%	81%	$109
0.56%	5.96%[6]	1.28%[6]	0.07%	38%	$100

2.68%[3]	3.40%[3]	0.35%[3]	5.11%	20%	$108
1.77%[3]	3.94%[3]	0.31%[3]	3.30%	45%	$103
1.56%	3.86%[6]	0.23%[6]	7.01%	82%	$114
1.45%	4.15%[6]	0.22%[6]	10.28%	81%	$111
1.61%	4.93%[6]	0.22%[6]	0.57%	38%	$101

2.83%[3]	3.26%[3]	0.21%[3]	5.21%	20%	$4,985
1.91%[3]	3.80%[3]	0.16%[3]	3.47%	45%	$4,740
1.72%	3.71%[6]	0.07%[6]	7.06%	82%	$5,253
1.60%	4.00%[6]	0.06%[6]	10.44%	81%	$5,105
1.77%	4.78%[6]	0.06%[6]	0.58%	38%	$4,629

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  75

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2020 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.95	0.10		0.34	0.00	0.00	$10.39
Year ended February 28, 2019[4]	$11.18	0.11		0.18	(0.12)	(1.40)	$9.95
Year ended May 31, 2018	$10.78	0.14		0.70	(0.19)	(0.25)	$11.18
Year ended May 31, 2017	$9.99	0.11	[6]	0.97	(0.12)	(0.17)	$10.78
Year ended May 31, 2016[7]	$10.00	0.06		(0.03)	(0.04)	0.00	$9.99

Class C
Six months ended August 31, 2019 (unaudited)	$9.95	0.08		0.32	0.00	0.00	$10.35
Year ended February 28, 2019[4]	$11.15	0.06		0.17	(0.03)	(1.40)	$9.95
Year ended May 31, 2018	$10.76	0.05		0.69	(0.10)	(0.25)	$11.15
Year ended May 31, 2017	$9.96	0.03		0.98	(0.04)	(0.17)	$10.76
Year ended May 31, 2016[7]	$10.00	0.03		(0.03)	(0.04)	0.00	$9.96

Class R4
Six months ended August 31, 2019 (unaudited)	$9.99	0.14		0.31	0.00	0.00	$10.44
Year ended February 28, 2019[4]	$11.22	0.14		0.17	(0.14)	(1.40)	$9.99
Year ended May 31, 2018	$10.82	0.17		0.69	(0.21)	(0.25)	$11.22
Year ended May 31, 2017	$10.01	0.14		0.97	(0.13)	(0.17)	$10.82
Year ended May 31, 2016[7]	$10.00	0.08		(0.02)	(0.05)	0.00	$10.01

Class R6
Six months ended August 31, 2019 (unaudited)	$9.99	0.15	[6]	0.32	0.00	0.00	$10.46
Year ended February 28, 2019[4]	$11.23	0.15		0.17	(0.16)	(1.40)	$9.99
Year ended May 31, 2018	$10.82	0.18		0.71	(0.23)	(0.25)	$11.23
Year ended May 31, 2017	$10.01	0.16		0.97	(0.15)	(0.17)	$10.82
Year ended May 31, 2016[7]	$10.00	0.08		(0.02)	(0.05)	0.00	$10.01

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.14%	0.12%
Class C	0.12	0.11
Class R4	0.12	0.11
Class R6	0.14	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	Calculated based upon average shares outstanding

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

76  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.31%[3]	3.51%[3]	0.66%[3]	4.42%	20%	$945
1.38%[3]	4.04%[3]	0.61%[3]	3.33%	42%	$623
1.15%	3.96%[5]	0.52%[5]	7.80%	72%	$540
1.09%	4.32%[5]	0.51%[5]	11.18%	69%	$380
1.33%	5.21%[5]	0.54%[5]	0.35%	38%	$119

1.60%[3]	3.90%[3]	1.40%[3]	4.02%	20%	$106
0.66%[3]	4.79%[3]	1.37%[3]	2.72%	42%	$102
0.43%	4.71%[5]	1.28%[5]	6.89%	72%	$114
0.33%	5.09%[5]	1.28%[5]	10.39%	69%	$110
0.53%	5.97%[5]	1.29%[5]	0.01%	38%	$100

2.64%[3]	3.23%[3]	0.36%[3]	4.50%	20%	$108
1.71%[3]	3.77%[3]	0.32%[3]	3.59%	42%	$103
1.47%	3.68%[5]	0.24%[5]	8.03%	72%	$116
1.39%	4.06%[5]	0.23%[5]	11.60%	69%	$112
1.59%	4.94%[5]	0.23%[5]	0.61%	38%	$101

2.83%[3]	3.10%[3]	0.21%[3]	4.70%	20%	$5,153
1.86%[3]	3.63%[3]	0.17%[3]	3.65%	42%	$4,767
1.63%	3.53%[5]	0.08%[5]	8.28%	72%	$5,359
1.54%	3.91%[5]	0.07%[5]	11.64%	69%	$5,165
1.74%	4.79%[5]	0.07%[5]	0.62%	38%	$4,631

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  77

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2025 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$10.10	0.11		0.26	0.00	0.00	$10.47
Year ended February 28, 2019[4]	$11.38	0.10		0.12	(0.10)	(1.40)	$10.10
Year ended May 31, 2018	$10.87	0.11	[5]	0.87	(0.19)	(0.28)	$11.38
Year ended May 31, 2017	$9.94	0.09		1.13	(0.12)	(0.17)	$10.87
Year ended May 31, 2016[7]	$10.00	0.07		(0.08)	(0.05)	0.00	$9.94

Class C
Six months ended August 31, 2019 (unaudited)	$10.10	0.08		0.25	0.00	0.00	$10.43
Year ended February 28, 2019[4]	$11.35	0.05		0.12	(0.02)	(1.40)	$10.10
Year ended May 31, 2018	$10.84	0.04		0.85	(0.10)	(0.28)	$11.35
Year ended May 31, 2017	$9.91	0.03		1.10	(0.03)	(0.17)	$10.84
Year ended May 31, 2016[7]	$10.00	0.02		(0.06)	(0.05)	0.00	$9.91

Class R4
Six months ended August 31, 2019 (unaudited)	$10.14	0.14		0.26	0.00	0.00	$10.54
Year ended February 28, 2019[4]	$11.42	0.14		0.11	(0.13)	(1.40)	$10.14
Year ended May 31, 2018	$10.90	0.16		0.85	(0.21)	(0.28)	$11.42
Year ended May 31, 2017	$9.96	0.14		1.10	(0.13)	(0.17)	$10.90
Year ended May 31, 2016[7]	$10.00	0.08		(0.07)	(0.05)	0.00	$9.96

Class R6
Six months ended August 31, 2019 (unaudited)	$10.15	0.15	[5]	0.25	0.00	0.00	$10.55
Year ended February 28, 2019[4]	$11.43	0.15		0.11	(0.14)	(1.40)	$10.15
Year ended May 31, 2018	$10.91	0.18		0.85	(0.23)	(0.28)	$11.43
Year ended May 31, 2017	$9.96	0.15		1.11	(0.14)	(0.17)	$10.91
Year ended May 31, 2016[7]	$10.00	0.08		(0.06)	(0.06)	0.00	$9.96

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.14%	0.13%
Class C	0.13	0.12
Class R4	0.12	0.12
Class R6	0.15	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]	Calculated based upon average shares outstanding

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.11
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

78  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.29%[3]	2.99%[3]	0.66%[3]	3.66%	21%	$2,714
1.31%[3]	3.81%[3]	0.60%[3]	2.76%	41%	$1,929
1.00%	4.06%[6]	0.52%[6]	9.07%	62%	$1,497
1.07%	4.75%[6]	0.49%[6]	12.62%	58%	$510
1.09%	5.25%[6]	0.46%[6]	(0.07)%	38%	$188

1.57%[3]	3.45%[3]	1.40%[3]	3.27%	21%	$134
0.56%[3]	4.56%[3]	1.36%[3]	2.17%	41%	$130
0.36%	4.88%[6]	1.28%[6]	8.24%	62%	$130
0.29%	5.55%[6]	1.29%[6]	11.77%	58%	$124
0.52%	6.00%[6]	1.30%[6]	(0.44)%	38%	$100

2.61%[3]	2.70%[3]	0.36%[3]	3.94%	21%	$109
1.62%[3]	3.53%[3]	0.31%[3]	2.96%	41%	$105
1.41%	3.85%[6]	0.24%[6]	9.33%	62%	$118
1.35%	4.52%[6]	0.23%[6]	12.84%	58%	$113
1.58%	4.97%[6]	0.23%[6]	0.16%	38%	$100

2.75%[3]	2.56%[3]	0.21%[3]	3.94%	21%	$6,264
1.77%[3]	3.39%[3]	0.16%[3]	3.13%	41%	$4,838
1.56%	3.70%[6]	0.09%[6]	9.48%	62%	$5,451
1.50%	4.37%[6]	0.08%[6]	13.10%	58%	$5,201
1.73%	4.82%[6]	0.08%[6]	0.17%	38%	$4,609

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  79

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2030 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.94	0.12	[3]	0.18	0.00	0.00	$10.24
Year ended February 28, 2019[5]	$11.54	0.11		0.12	(0.09)	(1.74)	$9.94
Year ended May 31, 2018	$10.92	0.13		0.98	(0.19)	(0.30)	$11.54
Year ended May 31, 2017	$9.91	0.09		1.22	(0.11)	(0.19)	$10.92
Year ended May 31, 2016[7]	$10.00	0.06		(0.10)	(0.05)	0.00	$9.91

Class C
Six months ended August 31, 2019 (unaudited)	$9.88	0.08		0.19	0.00	0.00	$10.15
Year ended February 28, 2019[5]	$11.52	0.05		0.11	(0.06)	(1.74)	$9.88
Year ended May 31, 2018	$10.90	0.03		0.99	(0.10)	(0.30)	$11.52
Year ended May 31, 2017	$9.88	0.02		1.21	(0.02)	(0.19)	$10.90
Year ended May 31, 2016[7]	$10.00	0.02		(0.09)	(0.05)	0.00	$9.88

Class R4
Six months ended August 31, 2019 (unaudited)	$9.99	0.13		0.19	0.00	0.00	$10.31
Year ended February 28, 2019[5]	$11.59	0.13		0.12	(0.11)	(1.74)	$9.99
Year ended May 31, 2018	$10.96	0.15		0.99	(0.21)	(0.30)	$11.59
Year ended May 31, 2017	$9.93	0.13		1.21	(0.12)	(0.19)	$10.96
Year ended May 31, 2016[7]	$10.00	0.07		(0.08)	(0.06)	0.00	$9.93

Class R6
Six months ended August 31, 2019 (unaudited)	$9.99	0.14	[3]	0.20	0.00	0.00	$10.33
Year ended February 28, 2019[5]	$11.60	0.14		0.12	(0.13)	(1.74)	$9.99
Year ended May 31, 2018	$10.96	0.17		1.00	(0.23)	(0.30)	$11.60
Year ended May 31, 2017	$9.93	0.14		1.22	(0.14)	(0.19)	$10.96
Year ended May 31, 2016[7]	$10.00	0.08		(0.09)	(0.06)	0.00	$9.93

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Calculated based upon average shares outstanding

[4]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[5]
Class A	0.15%	0.13%
Class C	0.14	0.12
Class R4	0.14	0.12
Class R6	0.15	0.13

[5]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[6]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.10%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

80  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.28%[4]	3.26%[4]	0.66%[4]	3.02%	21%	$1,184
1.23%[4]	4.08%[4]	0.60%[4]	2.99%	37%	$1,010
1.08%	4.20%[6]	0.53%[6]	10.30%	53%	$917
1.04%	4.76%[6]	0.48%[6]	13.72%	46%	$543
1.19%	5.29%[6]	0.45%[6]	(0.34)%	22%	$173

1.55%[4]	3.77%[4]	1.40%[4]	2.73%	21%	$157
0.49%[4]	4.81%[4]	1.35%[4]	2.32%	37%	$153
0.27%	4.95%[6]	1.29%[6]	9.43%	53%	$119
0.24%	5.59%[6]	1.29%[6]	12.86%	46%	$112
0.49%	6.03%[6]	1.30%[6]	(0.70)%	22%	$99

2.59%[4]	2.97%[4]	0.36%[4]	3.20%	21%	$107
1.51%[4]	3.80%[4]	0.31%[4]	3.19%	37%	$104
1.32%	3.92%[6]	0.25%[6]	10.53%	53%	$120
1.29%	4.56%[6]	0.24%[6]	13.99%	46%	$114
1.55%	5.00%[6]	0.24%[6]	(0.10)%	22%	$100

2.78%[4]	2.83%[4]	0.21%[4]	3.40%	21%	$6,090
1.66%[4]	3.66%[4]	0.16%[4]	3.26%	37%	$4,775
1.47%	3.77%[6]	0.09%[6]	10.77%	53%	$5,544
1.44%	4.41%[6]	0.08%[6]	14.15%	46%	$5,238
1.70%	4.85%[6]	0.09%[6]	(0.09)%	22%	$4,597

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  81

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2035 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.84	0.12		0.13	0.00	0.00	$10.09
Year ended February 28, 2019[4]	$11.66	0.09		0.14	(0.08)	(1.97)	$9.84
Year ended May 31, 2018	$10.97	0.11		1.11	(0.19)	(0.34)	$11.66
Year ended May 31, 2017	$9.88	0.09		1.32	(0.11)	(0.21)	$10.97
Year ended May 31, 2016[7]	$10.00	0.06		(0.12)	(0.06)	0.00	$9.88

Class C
Six months ended August 31, 2019 (unaudited)	$9.83	0.08		0.14	0.00	0.00	$10.05
Year ended February 28, 2019[4]	$11.63	0.03		0.14	0.00	(1.97)	$9.83
Year ended May 31, 2018	$10.95	0.02		1.10	(0.10)	(0.34)	$11.63
Year ended May 31, 2017	$9.84	0.02		1.32	(0.02)	(0.21)	$10.95
Year ended May 31, 2016[7]	$10.00	0.02		(0.13)	(0.05)	0.00	$9.84

Class R4
Six months ended August 31, 2019 (unaudited)	$9.89	0.13		0.14	0.00	0.00	$10.16
Year ended February 28, 2019[4]	$11.71	0.12		0.13	(0.10)	(1.97)	$9.89
Year ended May 31, 2018	$11.00	0.15		1.11	(0.21)	(0.34)	$11.71
Year ended May 31, 2017	$9.89	0.13		1.31	(0.12)	(0.21)	$11.00
Year ended May 31, 2016[7]	$10.00	0.07		(0.12)	(0.06)	0.00	$9.89

Class R6
Six months ended August 31, 2019 (unaudited)	$9.89	0.14	[6]	0.14	0.00	0.00	$10.17
Year ended February 28, 2019[3]	$11.72	0.13		0.13	(0.12)	(1.97)	$9.89
Year ended May 31, 2018	$11.01	0.16		1.12	(0.23)	(0.34)	$11.72
Year ended May 31, 2017	$9.89	0.14		1.33	(0.14)	(0.21)	$11.01
Year ended May 31, 2016[7]	$10.00	0.08		(0.13)	(0.06)	0.00	$9.89

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.15%	0.13%
Class C	0.14	0.13
Class R4	0.14	0.13
Class R6	0.16	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[7]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	Calculated based upon average shares outstanding

[7]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

82  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.28%[3]	3.55%[3]	0.66%[3]	2.54%	21%	$540
1.16%[3]	4.34%[3]	0.60%[3]	3.13%	34%	$521
0.99%	4.32%[5]	0.53%[5]	11.24%	44%	$453
1.05%	4.86%[5]	0.49%[5]	14.74%	39%	$338
1.24%	5.32%[5]	0.55%[5]	(0.62)%	19%	$119

1.54%[3]	3.93%[3]	1.40%[3]	2.24%	21%	$104
0.37%[3]	5.08%[3]	1.36%[3]	2.55%	34%	$102
0.21%	5.07%[5]	1.29%[5]	10.30%	44%	$120
0.21%	5.67%[5]	1.29%[5]	14.02%	39%	$113
0.48%	6.06%[5]	1.30%[5]	(1.08)%	19%	$99

2.59%[3]	3.26%[3]	0.35%[3]	2.73%	21%	$106
1.42%[3]	4.06%[3]	0.31%[3]	3.34%	34%	$103
1.26%	4.04%[5]	0.25%[5]	11.59%	44%	$122
1.26%	4.64%[5]	0.24%[5]	15.05%	39%	$114
1.54%	5.03%[5]	0.24%[5]	(0.48)%	19%	$99

2.72%[3]	3.10%[3]	0.21%[3]	2.83%	21%	$6,796
1.57%[3]	3.91%[3]	0.16%[3]	3.41%	34%	$4,734
1.41%	3.89%[5]	0.09%[5]	11.73%	44%	$5,608
1.41%	4.49%[5]	0.08%[5]	15.31%	39%	$5,270
1.69%	4.88%[5]	0.08%[5]	(0.46)%	19%	$4,580

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  83

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2040 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.77	0.10		0.12	0.00	0.00	$9.99
Year ended February 28, 2019[4]	$11.74	0.08		0.11	(0.06)	(2.10)	$9.77
Year ended May 31, 2018	$11.00	0.09		1.20	(0.20)	(0.35)	$11.74
Year ended May 31, 2017	$9.85	0.09		1.37	(0.11)	(0.20)	$11.00
Year ended May 31, 2016[6]	$10.00	0.06		(0.15)	(0.06)	0.00	$9.85

Class C
Six months ended August 31, 2019 (unaudited)	$9.76	0.08		0.11	0.00	0.00	$9.95
Year ended February 28, 2019[4]	$11.72	0.02		0.12	0.00	(2.10)	$9.76
Year ended May 31, 2018	$10.98	0.02		1.17	(0.10)	(0.35)	$11.72
Year ended May 31, 2017	$9.82	0.02		1.36	(0.02)	(0.20)	$10.98
Year ended May 31, 2016[6]	$10.00	0.02		(0.15)	(0.05)	0.00	$9.82

Class R4
Six months ended August 31, 2019 (unaudited)	$9.83	0.13		0.11	0.00	0.00	$10.07
Year ended February 28, 2019[4]	$11.80	0.11		0.11	(0.09)	(2.10)	$9.83
Year ended May 31, 2018	$11.04	0.14		1.18	(0.21)	(0.35)	$11.80
Year ended May 31, 2017	$9.86	0.13		1.37	(0.12)	(0.20)	$11.04
Year ended May 31, 2016[6]	$10.00	0.07		(0.15)	(0.06)	0.00	$9.86

Class R6
Six months ended August 31, 2019 (unaudited)	$9.84	0.14	[7]	0.10	0.00	0.00	$10.08
Year ended February 28, 2019[4]	$11.81	0.12		0.12	(0.11)	(2.10)	$9.84
Year ended May 31, 2018	$11.04	0.16		1.19	(0.23)	(0.35)	$11.81
Year ended May 31, 2017	$9.87	0.14		1.36	(0.13)	(0.20)	$11.04
Year ended May 31, 2016[6]	$10.00	0.08		(0.14)	(0.07)	0.00	$9.87

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.16%	0.13%
Class C	0.14	0.13
Class R4	0.14	0.13
Class R6	0.16	0.13

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

84  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.16%[3]	3.80%[3]	0.66%[3]	2.25%	22%	$1,294
0.99%[3]	4.11%[3]	0.63%[3]	2.80%	32%	$454
1.02%	3.93%[5]	0.54%[5]	11.79%	40%	$472
1.01%	4.46%[5]	0.51%[5]	15.34%	33%	$307
1.22%	5.33%[5]	0.53%[5]	(0.90)%	15%	$157

1.51%[3]	4.24%[3]	1.40%[3]	1.95%	22%	$102
0.25%[3]	4.85%[3]	1.38%[3]	2.30%	32%	$100
0.16%	4.70%[5]	1.29%[5]	10.88%	40%	$120
0.18%	5.25%[5]	1.30%[5]	14.52%	33%	$113
0.47%	6.07%[5]	1.30%[5]	(1.25)%	15%	$99

2.55%[3]	3.57%[3]	0.36%[3]	2.44%	22%	$105
1.29%[3]	3.82%[3]	0.34%[3]	3.06%	32%	$102
1.21%	3.67%[5]	0.25%[5]	12.07%	40%	$123
1.24%	4.22%[5]	0.24%[5]	15.78%	33%	$115
1.53%	5.04%[5]	0.24%[5]	(0.76)%	15%	$99

2.70%[3]	3.43%[3]	0.21%[3]	2.44%	22%	$4,971
1.44%[3]	3.67%[3]	0.19%[3]	3.24%	32%	$4,707
1.36%	3.52%[5]	0.10%[5]	12.31%	40%	$5,651
1.39%	4.07%[5]	0.09%[5]	15.82%	33%	$5,285
1.69%	4.90%[5]	0.09%[5]	(0.64)%	15%	$4,571

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  85

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2045 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.73	0.10		0.08	0.00	0.00	$9.91
Year ended February 28, 2019[4]	$11.79	0.08		0.08	(0.07)	(2.15)	$9.73
Year ended May 31, 2018	$11.02	0.12		1.20	(0.19)	(0.36)	$11.79
Year ended May 31, 2017	$9.86	0.08		1.41	(0.10)	(0.23)	$11.02
Year ended May 31, 2016[6]	$10.00	0.06		(0.14)	(0.06)	0.00	$9.86

Class C
Six months ended August 31, 2019 (unaudited)	$9.71	0.08		0.07	0.00	0.00	$9.86
Year ended February 28, 2019[4]	$11.75	0.02		0.09	0.00	(2.15)	$9.71
Year ended May 31, 2018	$10.99	0.02		1.20	(0.10)	(0.36)	$11.75
Year ended May 31, 2017	$9.83	0.02		1.39	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[6]	$10.00	0.02		(0.14)	(0.05)	0.00	$9.83

Class R4
Six months ended August 31, 2019 (unaudited)	$9.78	0.13		0.08	0.00	0.00	$9.99
Year ended February 28, 2019[4]	$11.83	0.11		0.08	(0.09)	(2.15)	$9.78
Year ended May 31, 2018	$11.05	0.14		1.22	(0.22)	(0.36)	$11.83
Year ended May 31, 2017	$9.88	0.13		1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[6]	$10.00	0.07		(0.13)	(0.06)	0.00	$9.88

Class R6
Six months ended August 31, 2019 (unaudited)	$9.79	0.14	[7]	0.07	0.00	0.00	$10.00
Year ended February 28, 2019[4]	$11.84	0.12		0.08	(0.10)	(2.15)	$9.79
Year ended May 31, 2018	$11.06	0.16		1.21	(0.23)	(0.36)	$11.84
Year ended May 31, 2017	$9.88	0.14		1.40	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[6]	$10.00	0.08		(0.13)	(0.07)	0.00	$9.88

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.16%	0.14%
Class C	0.15	0.13
Class R4	0.15	0.13
Class R6	0.16	0.14

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

86  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.25%[3]	3.87%[3]	0.66%[3]	1.85%	21%	$396
0.97%[3]	4.18%[3]	0.61%[3]	2.62%	31%	$329
0.90%	4.09%[5]	0.54%[5]	12.06%	35%	$327
0.98%	4.58%[5]	0.51%[5]	15.64%	31%	$221
1.23%	5.36%[5]	0.53%[5]	(0.79)%	14%	$121

1.50%[3]	4.27%[3]	1.40%[3]	1.54%	21%	$107
0.21%[3]	4.92%[3]	1.36%[3]	2.06%	31%	$102
0.15%	4.84%[5]	1.29%[5]	11.18%	35%	$121
0.17%	5.37%[5]	1.30%[5]	14.74%	31%	$113
0.48%	6.10%[5]	1.30%[5]	(1.15)%	14%	$99

2.55%[3]	3.58%[3]	0.35%[3]	2.15%	21%	$104
1.25%[3]	3.89%[3]	0.32%[3]	2.81%	31%	$102
1.19%	3.81%[5]	0.25%[5]	12.36%	35%	$123
1.23%	4.34%[5]	0.24%[5]	15.88%	31%	$115
1.54%	5.07%[5]	0.24%[5]	(0.55)%	14%	$99

2.69%[3]	3.44%[3]	0.21%[3]	2.15%	21%	$5,476
1.40%[3]	3.75%[3]	0.17%[3]	2.97%	31%	$4,695
1.35%	3.66%[5]	0.10%[5]	12.51%	35%	$5.679
1.38%	4.19%[5]	0.09%[5]	16.14%	31%	$5,303
1.69%	4.92%[5]	0.09%[5]	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  87

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2050 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.73	0.11		0.06	0.00	0.00	$9.90
Year ended February 28, 2019[4]	$11.80	0.07		0.06	(0.05)	(2.15)	$9.73
Year ended May 31, 2018	$11.03	0.11		1.22	(0.20)	(0.36)	$11.80
Year ended May 31, 2017	$9.86	0.09		1.40	(0.09)	(0.23)	$11.03
Year ended May 31, 2016[6]	$10.00	0.06		(0.14)	(0.06)	0.00	$9.86

Class C
Six months ended August 31, 2019 (unaudited)	$9.68	0.08		0.06	0.00	0.00	$9.82
Year ended February 28, 2019[4]	$11.76	0.02		0.05	0.00	(2.15)	$9.68
Year ended May 31, 2018	$10.99	0.02		1.21	(0.10)	(0.36)	$11.76
Year ended May 31, 2017	$9.83	0.02		1.39	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[6]	$10.00	0.02		(0.14)	(0.05)	0.00	$9.83

Class R4
Six months ended August 31, 2019 (unaudited)	$9.76	0.13		0.05	0.00	0.00	$9.94
Year ended February 28, 2019[4]	$11.83	0.10		0.06	(0.08)	(2.15)	$9.76
Year ended May 31, 2018	$11.05	0.14		1.22	(0.22)	(0.36)	$11.83
Year ended May 31, 2017	$9.88	0.13		1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[6]	$10.00	0.07		(0.13)	(0.06)	0.00	$9.88

Class R6
Six months ended August 31, 2019 (unaudited)	$9.76	0.14	[7]	0.06	0.00	0.00	$9.96
Year ended February 28, 2019[4]	$11.84	0.12		0.05	(0.10)	(2.15)	$9.76
Year ended May 31, 2018	$11.06	0.16		1.21	(0.23)	(0.36)	$11.84
Year ended May 31, 2017	$9.88	0.14		1.40	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[6]	$10.00	0.08		(0.13)	(0.07)	0.00	$9.88

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.16%	0.13%
Class C	0.16	0.13
Class R4	0.15	0.13
Class R6	0.17	0.14

[4]	For the nine months ended February 28, 2019. The Fund changed its fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

88  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.24%[3]	3.80%[3]	0.66%[3]	1.75%	21%	$228
0.96%[3]	4.34%[3]	0.60%[3]	2.37%	31%	$198
0.83%	4.26%[5]	0.54%[5]	12.16%	35%	$256
0.91%	4.80%[5]	0.53%[5]	15.65%	31%	$134
1.22%	5.25%[5]	0.53%[5]	(0.78)%	14%	$108

1.51%[3]	4.20%[3]	1.40%[3]	1.45%	21%	$106
0.21%[3]	5.09%[3]	1.35%[3]	1.77%	31%	$102
0.15%	5.02%[5]	1.29%[5]	11.33%	35%	$121
0.18%	5.56%[5]	1.29%[5]	14.77%	31%	$113
0.48%	6.00%[5]	1.30%[5]	(1.15)%	14%	$99

2.55%[3]	3.51%[3]	0.35%[3]	1.84%	21%	$104
1.25%[3]	4.06%[3]	0.30%[3]	2.67%	31%	$102
1.19%	3.99%[5]	0.25%[5]	12.42%	35%	$123
1.23%	4.53%[5]	0.24%[5]	15.90%	31%	$115
1.53%	4.97%[5]	0.24%[5]	(0.55)%	14%	$99

2.70%[3]	3.37%[3]	0.21%[3]	2.05%	21%	$4,967
1.40%[3]	3.92%[3]	0.15%[3]	2.75%	31%	$4,682
1.35%	3.84%[5]	0.10%[5]	12.56%	35%	$5,681
1.39%	4.38%[5]	0.09%[5]	16.17%	31%	$5,304
1.69%	4.82%[5]	0.09%[5]	(0.53)%	14%	$4,576

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  89

Financial highlights

	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2055 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.73	0.09		0.08	0.00	0.00	$9.90
Year ended February 28, 2019[4]	$11.80	0.08		0.05	(0.05)	(2.15)	$9.73
Year ended May 31, 2018	$11.03	0.11		1.22	(0.19)	(0.37)	$11.80
Year ended May 31, 2017	$9.87	0.09		1.39	(0.09)	(0.23)	$11.03
Year ended May 31, 2016[6]	$10.00	0.06		(0.13)	(0.06)	0.00	$9.87

Class C
Six months ended August 31, 2019 (unaudited)	$9.67	0.08		0.05	0.00	0.00	$9.80
Year ended February 28, 2019[4]	$11.75	0.02		0.05	0.00	(2.15)	$9.67
Year ended May 31, 2018	$10.99	0.02		1.21	(0.10)	(0.37)	$11.75
Year ended May 31, 2017	$9.84	0.02		1.38	(0.02)	(0.23)	$10.99
Year ended May 31, 2016[6]	$10.00	0.02		(0.13)	(0.05)	0.00	$9.84

Class R4
Six months ended August 31, 2019 (unaudited)	$9.75	0.13		0.05	0.00	0.00	$9.93
Year ended February 28, 2019[4]	$11.83	0.10		0.05	(0.08)	(2.15)	$9.75
Year ended May 31, 2018	$11.05	0.14		1.23	(0.22)	(0.37)	$11.83
Year ended May 31, 2017	$9.88	0.13		1.39	(0.12)	(0.23)	$11.05
Year ended May 31, 2016[6]	$10.00	0.07		(0.13)	(0.06)	0.00	$9.88

Class R6
Six months ended August 31, 2019 (unaudited)	$9.75	0.14	[7]	0.05	0.00	0.00	$9.94
Year ended February 28, 2019[4]	$11.84	0.12		0.04	(0.10)	(2.15)	$9.75
Year ended May 31, 2018	$11.06	0.16		1.22	(0.23)	(0.37)	$11.84
Year ended May 31, 2017	$9.89	0.14		1.39	(0.13)	(0.23)	$11.06
Year ended May 31, 2016[6]	$10.00	0.08		(0.12)	(0.07)	0.00	$9.89

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in each respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.16%	0.13%
Class C	0.15	0.13
Class R4	0.15	0.13
Class R6	0.17	0.14

[4]	For the nine months ended February 28, 2019. The Fund changed its Fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

[7]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

90  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.24%[3]	4.02%[3]	0.66%[3]	1.75%	21%	$224
0.95%[3]	4.31%[3]	0.61%[3]	2.37%	31%	$161
0.89%	4.18%[5]	0.54%[5]	12.10%	34%	$170
0.90%	4.67%[5]	0.54%[5]	15.56%	31%	$134
1.21%	5.23%[5]	0.54%[5]	(0.68)%	14%	$103

1.50%[3]	4.41%[3]	1.40%[3]	1.34%	21%	$102
0.18%[3]	5.04%[3]	1.36%[3]	1.77%	31%	$100
0.15%	4.93%[5]	1.29%[5]	11.25%	34%	$121
0.17%	5.42%[5]	1.30%[5]	14.68%	31%	$113
0.47%	5.98%[5]	1.30%[5]	(1.05)%	14%	$99

2.54%[3]	3.73%[3]	0.35%[3]	1.85%	21%	$103
1.23%[3]	4.02%[3]	0.32%[3]	2.58%	31%	$102
1.19%	3.90%[5]	0.25%[5]	12.44%	34%	$123
1.23%	4.39%[5]	0.24%[5]	15.94%	31%	$115
1.53%	4.95%[5]	0.24%[5]	(0.55)%	14%	$99

2.69%[3]	3.60%[3]	0.21%[3]	1.95%	21%	$5,108
1.38%[3]	3.87%[3]	0.17%[3]	2.70%	31%	$4,678
1.34%	3.75%[5]	0.10%[5]	12.58%	34%	$5,679
1.38%	4.25%[5]	0.09%[5]	16.08%	31%	$5,305
1.69%	4.80%[5]	0.09%[5]	(0.43)%	14%	$4,579

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  91

Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share

Dynamic Target 2060 Fund

Class A
Six months ended August 31, 2019 (unaudited)	$9.74	0.11	0.06	0.00	0.00	$9.91
Year ended February 28, 2019[4]	$11.79	0.08	0.06	(0.06)	(2.13)	$9.74
Year ended May 31, 2018	$11.03	0.09	1.23	(0.20)	(0.36)	$11.79
Year ended May 31, 2017	$9.88	0.09	1.39	(0.09)	(0.24)	$11.03
Year ended May 31, 2016[6]	$10.00	0.06	(0.12)	(0.06)	0.00	$9.88

Class C
Six months ended August 31, 2019 (unaudited)	$9.72	0.08	0.05	0.00	0.00	$9.85
Year ended February 28, 2019[4]	$11.76	0.02	0.07	0.00	(2.13)	$9.72
Year ended May 31, 2018	$10.99	0.02	1.21	(0.10)	(0.36)	$11.76
Year ended May 31, 2017	$9.85	0.02	1.38	(0.02)	(0.24)	$10.99
Year ended May 31, 2016[6]	$10.00	0.02	(0.12)	(0.05)	0.00	$9.85

Class R4
Six months ended August 31, 2019 (unaudited)	$9.79	0.13	0.06	0.00	0.00	$9.98
Year ended February 28, 2019[4]	$11.84	0.10	0.06	(0.08)	(2.13)	$9.79
Year ended May 31, 2018	$11.05	0.14	1.22	(0.21)	(0.36)	$11.84
Year ended May 31, 2017	$9.89	0.13	1.39	(0.12)	(0.24)	$11.05
Year ended May 31, 2016[6]	$10.00	0.07	(0.12)	(0.06)	0.00	$9.89

Class R6
Six months ended August 31, 2019 (unaudited)	$9.80	0.14	0.05	0.00	0.00	$9.99
Year ended February 28, 2019[4]	$11.85	0.12	0.06	(0.10)	(2.13)	$9.80
Year ended May 31, 2018	$11.06	0.16	1.22	(0.23)	(0.36)	$11.85
Year ended May 31, 2017	$9.90	0.14	1.39	(0.13)	(0.24)	$11.06
Year ended May 31, 2016[6]	$10.00	0.08	(0.11)	(0.07)	0.00	$9.90

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[2]

Portfolio turnover rate is calculated by multiplying the Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. These purchase and sale amounts are aggregated with the direct purchases and sales in Underlying Funds and unaffiliated securities and included in the portfolio turnover calculation.

[3]	Ratios reflect net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019[4]
Class A	0.16%	0.14%
Class C	0.15	0.13
Class R4	0.15	0.13
Class R6	0.17	0.14

[4]	For the nine months ended February 28, 2019. The Fund changed its Fiscal year end from May 31 to February 28, effective February 28, 2019.

[5]

Ratios do not reflect net expenses allocated from the affiliated Master Portfolios. Including annualized net expenses allocated from the affiliated Master Portfolios, the expense ratios would be increased by the following amounts:

	Year ended May 31
	2018	2017	2016[6]
Class A	0.09%	0.10%	0.10%
Class C	0.09	0.10	0.10
Class R4	0.09	0.10	0.10
Class R6	0.10	0.11	0.11

[6]	For the period from November 30, 2015 (commencement of class operations) to May 31, 2016

The accompanying notes are an integral part of these financial statements.

92  |  Target Date Retirement Funds

Financial highlights

Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate[2]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses	Net expenses

2.25%[3]	3.74%[3]	0.66%[3]	1.75%	21%	$290
0.97%[3]	4.30%[3]	0.59%[3]	2.40%	31%	$290
1.03%	4.22%[5]	0.53%[5]	12.12%	36%	$261
0.92%	4.80%[5]	0.55%[5]	15.57%	30%	$127
1.22%	5.24%[5]	0.55%[5]	(0.58)%	14%	$101

1.51%[3]	4.12%[3]	1.40%[3]	1.44%	21%	$102
0.20%[3]	5.04%[3]	1.35%[3]	1.89%	31%	$100
0.15%	4.99%[5]	1.29%[5]	11.28%	36%	$121
0.17%	5.55%[5]	1.30%[5]	14.69%	30%	$113
0.48%	5.99%[5]	1.30%[5]	(0.94)%	14%	$99

2.55%[3]	3.45%[3]	0.35%[3]	1.94%	21%	$104
1.25%[3]	4.01%[3]	0.30%[3]	2.60%	31%	$102
1.19%	3.96%[5]	0.25%[5]	12.46%	36%	$123
1.23%	4.52%[5]	0.24%[5]	15.94%	30%	$115
1.53%	4.96%[5]	0.24%[5]	(0.45)%	14%	$100

2.70%[3]	3.32%[3]	0.21%[3]	1.94%	21%	$4,800
1.40%[3]	3.87%[3]	0.15%[3]	2.78%	31%	$4,706
1.35%	3.81%[5]	0.10%[5]	12.60%	36%	$5,692
1.39%	4.37%[5]	0.09%[5]	16.09%	30%	$5,312
1.69%	4.81%[5]	0.09%[5]	(0.33)%	14%	$4,584

The accompanying notes are an integral part of these financial statements.

Target Date Retirement Funds  |  93

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Dynamic Target Today Fund (“Dynamic Target Today Fund”), Wells Fargo Dynamic Target 2015 Fund (“Dynamic Target 2015 Fund”), Wells Fargo Dynamic Target 2020 Fund (“Dynamic Target 2020 Fund”), Wells Fargo Dynamic Target 2025 Fund (“Dynamic Target 2025 Fund”), Wells Fargo Dynamic Target 2030 Fund (“Dynamic Target 2030 Fund”), Wells Fargo Dynamic Target 2035 Fund (“Dynamic Target 2035 Fund”), Wells Fargo Dynamic Target 2040 Fund (“Dynamic Target 2040 Fund”), Wells Fargo Dynamic Target 2045 Fund (“Dynamic Target 2045 Fund”), Wells Fargo Dynamic Target 2050 Fund (“Dynamic Target 2050 Fund”), Wells Fargo Dynamic Target 2055 Fund (“Dynamic Target 2055 Fund”), and Wells Fargo Dynamic Target 2060 Fund (“Dynamic Target 2060 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective at the close of business on November 13, 2017, Class R shares were liquidated and the class was subsequently closed. Class R shares are no longer offered by the Fund. Information for Class R shares reflected in the financial statements represents activity through November 13, 2017.

Each Fund is a fund-of-funds which seeks to achieve its investment objective by investing in multiple diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios are presented in separate financial statements and may be obtained free of charge by contacting Investor Services or by visiting the SEC website at sec.gov. The financial statements of the affiliated Master Portfolios are filed with the SEC under Wells Fargo Master Trust.

Prior to September 21, 2018, each Fund invested in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Subsequent to September 21, 2018, each Fund invests in affiliated Master Portfolios.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Investments in underlying mutual funds were valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange was open for trading.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Funds’ Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been

94  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between each Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. A Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, and foreign exchange rates and is subject to interest rate risk, equity price risk, and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Each Fund records on a daily basis its proportionate share of each affiliated Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses. Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Income dividends and capital gain distributions from Underlying Funds were recorded on the ex-dividend date. Capital gain distributions from Underlying Funds were treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of each Fund’s fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Target Date Retirement Funds  |  95

Notes to financial statements (unaudited)

As of August 31, 2019, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains

Dynamic Target Today Fund	$6,054,655	$360,679	$(4,647)	$356,032

Dynamic Target 2015 Fund	5,407,556	371,234	(4,734)	366,500

Dynamic Target 2020 Fund	5,916,137	406,221	(3,380)	402,841

Dynamic Target 2025 Fund	8,793,928	523,635	(3,610)	520,025

Dynamic Target 2030 Fund	7,127,078	488,015	(2,672)	485,343

Dynamic Target 2035 Fund	7,179,576	443,525	(2,309)	441,216

Dynamic Target 2040 Fund	6,082,346	416,764	(13,115)	403,649

Dynamic Target 2045 Fund	5,678,927	422,502	(14,406)	408,096

Dynamic Target 2050 Fund	5,053,841	406,494	(13,858)	392,636

Dynamic Target 2055 Fund	5,145,281	392,094	(2,266)	389,828

Dynamic Target 2060 Fund	4,938,662	400,183	(2,329)	397,854

As of February 28, 2019, the Funds had deferred post-October capital losses which were recognized on the first day of the current fiscal year.

	Deferred post-October capital losses

	Short-term	Long-term

Dynamic Target Today Fund	$22,618	$64,870

Dynamic Target 2015 Fund	50,234	95,289

Dynamic Target 2020 Fund	62,317	106,470

Dynamic Target 2025 Fund	110,987	173,666

Dynamic Target 2030 Fund	117,757	178,918

Dynamic Target 2035 Fund	120,453	179,532

Dynamic Target 2040 Fund	130,149	189,853

Dynamic Target 2045 Fund	140,752	201,649

Dynamic Target 2050 Fund	146,139	208,260

Dynamic Target 2055 Fund	144,652	206,159

Dynamic Target 2060 Fund	147,602	210,038

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

96  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of August 31, 2019:

Dynamic Target Today Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$13,951	$0	$0	$13,951

Investments measured at net asset value*				6,395,225

	13,951	0	0	6,409,176

Futures contracts	4,891	0	0	4,891

Total assets	$18,842	$0	$0	$6,414,067

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,395,225. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2015 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$13,951	$0	$0	$13,951

Investments measured at net asset value*				5,758,594

	13,951	0	0	5,772,545

Futures contracts	4,891	0	0	4,891

Total assets	$18,842	$0	$0	$5,777,436

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,758,594. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  97

Notes to financial statements (unaudited)

Dynamic Target 2020 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$13,951	$0	$0	$13,951

Investments measured at net asset value*				6,303,516

	13,951	0	0	6,317,467

Futures contracts	4,891	0	0	4,891

Total assets	$18,842	$0	$0	$6,322,358

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,303,516. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2025 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$32,885	$0	$0	$32,885

Investments measured at net asset value*				9,277,154

	32,885	0	0	9,310,039

Futures contracts	7,337	0	0	7,337

Total assets	$40,222	$0	$0	$9,317,376

Liabilities

Futures contracts	$3,423	$0	$0	$3,423

Total liabilities	$3,423	$0	$0	$3,423

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $9,277,154. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

98  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

Dynamic Target 2030 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$29,895	$0	$0	$29,895

Investments measured at net asset value*				7,581,276

	29,895	0	0	7,611,171

Futures contracts	4,891	0	0	4,891

Total assets	$34,786	$0	$0	$7,616,062

Liabilities

Futures contracts	$3,641	$0	$0	$3,641

Total liabilities	$3,641	$0	$0	$3,641

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,581,276. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2035 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$30,892	$0	$0	$30,892

Investments measured at net asset value*				7,588,650

	30,892	0	0	7,619,542

Futures contracts	4,891	0	0	4,891

Total assets	$35,783	$0	$0	$7,624,433

Liabilities

Futures contracts	$3,641	$0	$0	$3,641

Total liabilities	$3,641	$0	$0	$3,641

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $7,588,650. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Target Date Retirement Funds  |  99

Notes to financial statements (unaudited)

Dynamic Target 2040 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$28,898	$0	$0	$28,898

Investments measured at net asset value*				6,455,586

	28,898	0	0	6,484,484

Futures contracts	4,891	0	0	4,891

Total assets	$33,789	$0	$0	$6,489,375

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,455,586. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2045 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$28,898	$0	$0	$28,898

Investments measured at net asset value*				6,056,614

	28,898	0	0	6,085,512

Futures contracts	4,891	0	0	4,891

Total assets	$33,789	$0	$0	$6,090,403

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $6,056,614. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

100  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

Dynamic Target 2050 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$20,926	$0	$0	$20,926

Investments measured at net asset value*				5,424,257

	20,926	0	0	5,445,183

Futures contracts	4,891	0	0	4,891

Total assets	$25,817	$0	$0	$5,450,074

Liabilities

Futures contracts	$3,597	$0	$0	$3,597

Total liabilities	$3,597	$0	$0	$3,597

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,424,257. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Dynamic Target 2055 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$25,909	$0	$0	$25,909

Investments measured at net asset value*				5,507,689

	25,909	0	0	5,533,598

Futures contracts	4,891	0	0	4,891

Total assets	$30,800	$0	$0	$5,538,489

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,507,689. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

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Notes to financial statements (unaudited)

Dynamic Target 2060 Fund	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Short-term investments

U.S. Treasury securities	$20,927	$0	$0	$20,927

Investments measured at net asset value*				5,314,078

	20,927	0	0	5,335,005

Futures contracts	4,891	0	0	4,891

Total assets	$25,818	$0	$0	$5,339,896

Liabilities

Futures contracts	$3,380	$0	$0	$3,380

Total liabilities	$3,380	$0	$0	$3,380

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $5,314,078. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended August 31, 2019, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

102  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser and providing fund-level administrative services in connection with each Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on each Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended August 31, 2019, the management fee was equivalent to an annual rate of 0.15% of each Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.06% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.21%

Class R4	0.08

Class R6	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for each Fund. When each class of a Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolios are included in the expense caps. Funds Management has committed through June 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.68% for Class A shares, 1.43% for Class C shares, 0.37% for Class R4 shares, and 0.22% for Class R6 shares. Prior to or after the commitment expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of each Fund pursuant to Rule 12b-1 under the 1940 Act. A Distribution fee is charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the

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Notes to financial statements (unaudited)

contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2019, Funds Distributor received front-end sales charges and contingent deferred sales charges from the following Funds:

	Front-end sales charges	Contingent deferred sales charges

	Class A	Class C

Dynamic Target 2020 Fund	$295	$0

Dynamic Target 2025 Fund	5	0

Dynamic Target 2030 Fund	7	0

Dynamic Target 2035 Fund	11	0

Dynamic Target 2040 Fund	16	0

Dynamic Target 2050 Fund	6	16

Dynamic Target 2055 Fund	8	0

Dynamic Target 2060 Fund	18	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Funds seek to achieve their investment objectives by investing some of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2019 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Dynamic Target Today Fund	$584,753	$559,502	$646,070	$883,564

Dynamic Target 2015 Fund	437,871	657,885	483,781	1,000,173

Dynamic Target 2020 Fund	390,879	772,240	429,517	1,124,497

Dynamic Target 2025 Fund	427,040	1,126,283	461,900	1,501,041

Dynamic Target 2030 Fund	254,929	1,060,451	272,003	1,296,840

Dynamic Target 2035 Fund	198,140	994,866	210,205	1,177,043

Dynamic Target 2040 Fund	121,504	1,104,513	128,903	1,292,641

Dynamic Target 2045 Fund	70,162	1,042,552	74,435	1,203,477

Dynamic Target 2050 Fund	39,297	1,043,266	41,689	1,197,876

Dynamic Target 2055 Fund	39,899	1,030,750	42,329	1,183,055

Dynamic Target 2060 Fund	38,393	1,059,833	40,731	1,217,685

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2019, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

104  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

During the six months ended August 31, 2019, the Funds had average notional amounts in futures contracts outstanding as follows:

	Average notional balance

	Long futures	Short futures

Dynamic Target Today Fund	$211,635	$168,418

Dynamic Target 2015 Fund	213,233	169,303

Dynamic Target 2020 Fund	301,804	171,620

Dynamic Target 2025 Fund	309,339	242,907

Dynamic Target 2030 Fund	309,198	176,972

Dynamic Target 2035 Fund	221,093	177,758

Dynamic Target 2040 Fund	214,647	177,471

Dynamic Target 2045 Fund	214,647	176,975

Dynamic Target 2050 Fund	214,647	176,085

Dynamic Target 2055 Fund	214,648	176,581

Dynamic Target 2060 Fund	214,647	176,089

The cumulative unrealized gains (losses) reported in the table following each Portfolio of Investments represents the fair value of futures contracts at the end of the period. Only the current day’s variation margin as of August 31, 2019 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended August 31, 2019 were as follows for the Funds:

	Amount of realized gains (losses) on derivatives				Change in unrealized gains (losses) on derivatives

	Interest rate contracts	Equity contracts	Foreign currency contracts	Total	Interest rate contracts	Equity contracts	Foreign currency contracts	Total

Dynamic Target Today Fund	$(3,413)	$(3,445)	$6,533	$(325)	$(544)	$(3,019)	$4,891	$1,328

Dynamic Target 2015 Fund	(3,413)	(5,337)	6,533	(2,217)	(544)	(3,019)	4,891	1,328

Dynamic Target 2020 Fund	(3,413)	(10,588)	9,799	(4,202)	(587)	(4,220)	8,538	3,731

Dynamic Target 2025 Fund	(4,513)	(23,755)	9,799	(18,469)	(587)	(1,195)	5,605	3,823

Dynamic Target 2030 Fund	(3,413)	(23,173)	9,799	(16,787)	922	(5,598)	5,802	1,126

Dynamic Target 2035 Fund	(3,413)	(23,949)	6,533	(20,829)	922	(2,602)	2,758	1,078

Dynamic Target 2040 Fund	(3,413)	(23,499)	6,533	(20,379)	(544)	(3,019)	4,891	1,328

Dynamic Target 2045 Fund	(3,413)	(23,157)	6,533	(20,037)	(544)	(3,019)	4,891	1,328

Dynamic Target 2050 Fund	(3,413)	(19,491)	6,533	(16,371)	(544)	(3,236)	4,891	1,111

Dynamic Target 2055 Fund	(3,413)	(21,047)	6,533	(17,927)	(544)	(3,008)	4,891	1,339

Dynamic Target 2060 Fund	(3,413)	(19,697)	6,533	(16,577)	(544)	(3,019)	4,891	1,328

7. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2019, there were no borrowings by the Funds under the agreement.

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Notes to financial statements (unaudited)

8. CONCENTRATION RISK

As of August 31, 2019, the Funds were primarily owned by Wells Fargo. Investment by and/or voting activities of Wells Fargo with respect to its holdings in each Fund could have a material impact on the Fund. At August 31, 2019, Wells Fargo’s ownership of each Fund was as follows:

% of ownership

Dynamic Target Today Fund	84.25%

Dynamic Target 2015 Fund	92.25

Dynamic Target 2020 Fund	84.07

Dynamic Target 2025 Fund	56.76

Dynamic Target 2030 Fund	69.56

Dynamic Target 2035 Fund	68.67

Dynamic Target 2040 Fund	79.22

Dynamic Target 2045 Fund	83.88

Dynamic Target 2050 Fund	94.02

Dynamic Target 2055 Fund	91.69

Dynamic Target 2060 Fund	96.45

9. DISTRIBUTIONS TO SHAREHOLDERS

Effective for all filings after November 4, 2018, the Securities and Exchange Commission eliminated the requirement to separately state the components of distributions to shareholders under U.S. generally accepted accounting principles. The amounts of distributions to shareholders for the year ended May 31, 2018 was as follows:

	Class A		Class C		Class R4		Class R6
	Net investment income	Net realized gains	Net investment income	Net realized gains	Net investment income	Net realized gains	Net investment income	Net realized gains

Dynamic Target Today Fund	$4,850	$3,809	$1,052	$1,692	$2,184	$1,712	$108,190	$78,891

Dynamic Target 2015 Fund	8,846	8,423	1,047	2,215	2,194	2,240	108,793	103,219

Dynamic Target 2020 Fund	7,535	10,192	1,007	2,577	2,209	2,603	109,522	119,932

Dynamic Target 2025 Fund	12,080	18,652	1,171	3,175	2,210	2,869	109,652	132,196

Dynamic Target 2030 Fund	13,281	20,188	1,009	3,138	2,182	3,160	108,392	145,577

Dynamic Target 2035 Fund	7,626	12,632	1,038	3,498	2,221	3,530	110,280	162,603

Dynamic Target 2040 Fund	8,615	14,831	1,011	3,578	2,202	3,616	109,428	166,597

Dynamic Target 2045 Fund	4,463	8,250	1,054	3,691	2,245	3,721	111,422	171,447

Dynamic Target 2050 Fund	3,240	5,371	1,049	3,748	2,244	3,787	111,382	174,488

Dynamic Target 2055 Fund	2,435	4,719	1,052	3,765	2,247	3,805	111,534	175,310

Dynamic Target 2060 Fund	4,687	8,009	1,040	3,706	2,237	3,745	111,089	172,543

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

106  |  Target Date Retirement Funds

Notes to financial statements (unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

Target Date Retirement Funds  |  107

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

108  |  Target Date Retirement Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

110  |  Target Date Retirement Funds

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Dynamic Target Today Fund, Wells Fargo Dynamic Target 2015 Fund, Wells Fargo Dynamic Target 2020 Fund, Wells Fargo Dynamic Target 2025 Fund, Wells Fargo Dynamic Target 2030 Fund, Wells Fargo Dynamic Target 2035 Fund, Wells Fargo Dynamic Target 2040 Fund, Wells Fargo Dynamic Target 2045 Fund, Wells Fargo Dynamic Target 2050 Fund, Wells Fargo Dynamic Target 2055 Fund, and Wells Fargo Dynamic Target 2060 Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of the Trust identified above (each, a “Fund” and collectively, the “Funds”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.” The Board noted that each of the Funds commenced operations in 2015.

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Funds as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

112  |  Target Date Retirement Funds

Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for each of the Funds over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Board noted that the investment performance of each Fund (Class A) was higher than the average investment performance of the Fund’s Universe for all periods under review. The Board also noted that the investment performance of each Fund was higher than its benchmark index for all periods under review.

The Board took note of the changes to enhance the structure of the Funds that took effect in September 2018, including changes to the Funds’ mix of underlying investments.

The Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of each Fund were lower than the median net operating expense ratios of its expense Groups for all share classes.

The Board took into account each Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level, as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of each Fund were lower than, equal to, or in range of the sum of these average rates for the Fund’s expense Groups for all share classes, except Class A of the Wells Fargo Dynamic Target 2015 Fund and Wells Fargo Dynamic Target 2060 Fund.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that

Target Date Retirement Funds  |  113

Other information (unaudited)

the Sub-Adviser’s profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

114  |  Target Date Retirement Funds

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Appendix A (unaudited)

On August 31, 2019, the Wells Fargo Dynamic Target Blended Indexes were composed of the following indexes:

	Wells Fargo Dynamic Target Today Blended Index	Wells Fargo Dynamic Target 2015 Blended Index	Wells Fargo Dynamic Target 2020 Blended Index	Wells Fargo Dynamic Target 2025 Blended Index	Wells Fargo Dynamic Target 2030 Blended Index

Bloomberg Barclays U.S. Aggregate ex-Corporate Index	29.57%	24.37%	20.78%	16.93%	13.31%

Bloomberg Barclays U.S. Government Intermediate Bond Index	5.00%	4.13%	2.93%	1.19%	0.26%

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	5.00%	4.13%	2.93%	1.19%	0.26%

JP Morgan EMBI Global Diversified Index	2.52%	2.08%	1.77%	1.43%	1.12%

Wells Fargo Factor Enhanced Emerging Markets Index (Net)	2.96%	3.74%	4.50%	5.60%	6.57%

Wells Fargo Factor Enhanced International Index (Net)	9.88%	12.47%	15.00%	18.67%	22.39%

Wells Fargo Factor Enhanced Large Cap Index	19.07%	24.08%	28.38%	33.83%	38.18%

Wells Fargo Factor Enhanced Small Cap Index	4.76%	6.01%	7.10%	8.48%	9.26%

Wells Fargo U.S. High Yield Bond Index	2.52%	2.08%	1.77%	1.43%	1.12%

Wells Fargo U.S. Investment Grade Corporate Bond Index	15.39%	12.70%	10.82%	8.82%	6.93%

Wells Fargo U.S. REIT Index	3.33%	4.21%	4.02%	2.43%	0.60%

Average annual total returns (%) as of August 31, 2019

	1 year	5 year	10 year

Bloomberg Barclays U.S. Aggregate ex-Corporate Index[1]*	9.15	–	–

Bloomberg Barclays U.S. Government Intermediate Bond Index[2]	7.45	2.20	2.44

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[3]	5.88	1.75	2.94

JP Morgan EMBI Global Diversified Index[4]	13.77	5.45	7.44

Wells Fargo Factor Enhanced Emerging Markets Index (Net)[5]**	-5.89	–	–

Wells Fargo Factor Enhanced International Index (Net)[6]**	-1.95	–	–

Wells Fargo Factor Enhanced Large Cap Index[7]**	6.98	–	–

Wells Fargo Factor Enhanced Small Cap Index[8]**	-12.76	–	–

Wells Fargo U.S. High Yield Bond Index[9]**	6.02	–	–

Wells Fargo U.S. Investment Grade Corporate Bond Index[10]**	13.07	–	–

Wells Fargo U.S. REIT Index[11]***	10.77	–	–

*	The inception date of the index is December 2015.

**	The inception date of the index is April 2017.

***	The inception date of the index is March 2017.

[1]

The Bloomberg Barclays U.S. Aggregate ex-Corporate Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). You cannot invest directly in an index.

[2]

The Bloomberg Barclays U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[3]

Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the U.S. Treasury Inflation Protected Securities (TIPS) market with maturities more than 1 year and less than 10 years. Federal Reserve holdings of U.S. TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

[4]

The JP Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

116  |  Target Date Retirement Funds

Appendix A (unaudited)

Wells Fargo Dynamic Target 2035 Blended Index	Wells Fargo Dynamic Target 2040 Blended Index	Wells Fargo Dynamic Target 2045 Blended Index	Wells Fargo Dynamic Target 2050 Blended Index	Wells Fargo Dynamic Target 2055 Blended Index	Wells Fargo Dynamic Target 2060 Blended Index

10.65%	7.70%	4.74%	2.96%	2.96%	2.96%

0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

0.90%	0.65%	0.40%	0.25%	0.25%	0.25%

7.24%	7.87%	8.41%	8.74%	8.74%	8.74%

24.27%	26.24%	28.12%	29.26%	29.26%	29.26%

40.39%	42.31%	44.38%	45.60%	45.60%	45.60%

10.10%	10.58%	11.09%	11.40%	11.40%	11.40%

0.90%	0.65%	0.40%	0.25%	0.25%	0.25%

5.55%	4.00%	2.46%	1.54%	1.54%	1.54%

0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

[5]

The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[6]

The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the U.S. and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[7]

The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[8]

The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[9]

The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[10]

The Wells Fargo U.S. Investment Grade Corporate Bond Index is a rules-based index designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed rate corporate bonds issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[11]

The Wells Fargo U.S. REIT Index is a float-adjusted, capitalization-weighted index of all applicable NYSE MKT or NASDAQ-listed classes of REIT stock that satisfy specified market capitalization and other eligibility requirements. You cannot invest directly in an index.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405821 10-19

SDTD/SAR104 08-19

Semi-Annual Report

August 31, 2019

∎	Wells Fargo Emerging Markets Bond Fund

∎	Wells Fargo Factor Enhanced Emerging Markets Fund

∎	Wells Fargo Factor Enhanced International Fund

∎	Wells Fargo Factor Enhanced Large Cap Fund

∎	Wells Fargo Factor Enhanced Small Cap Fund

∎	Wells Fargo High Yield Corporate Bond Fund

∎	Wells Fargo International Government Bond Fund

∎	Wells Fargo U.S. Core Bond Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of August 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Wells Fargo Funds  |  1

Performance highlights (unaudited)

Wells Fargo Emerging Markets Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Fargo Asset Management (International), Ltd.

Portfolio managers

Michael Lee

Alex Perrin

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo Emerging Markets Bond Fund (WBEMX)	8-3-2017	13.13	5.01		11.56	0.00

JP Morgan EMBI Global Diversified Index[4]	–	13.77	5.28	*	–	–

JP Morgan EMBI Global Index[5]	–	13.11	4.28	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 3.

2  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo Emerging Markets Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Dominican Republic, 5.95%, 1-25-2017	2.04

Federative Republic of Brazil, 4.63%, 1-13-2028	1.50

Republic of South Africa, 4.85%, 9-27-2027	1.45

Republic of Sri Lanka, 6.25%, 7-27-2021	1.42

Republic of Panama, 4.00%, 9-22-2024	1.41

Republic of Colombia, 3.88%, 4-25-2027	1.36

State of Qatar, 4.63%, 6-2-2046	1.33

Oriental Republic of Uruguay, 5.10%, 6-18-2050	1.30

Republic of Peru, 6.55%, 3-14-2037	1.29

Perusahaan Penerbit SBSN Indonesia III, 4.55%, 3-29-2026	1.28

Portfolio composition as of August 31, 2019[7]

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[5]

The JP Morgan Emerging Markets Bond Index (EMBI) Global Index tracks total returns for traded external debt instruments in the emerging markets. The index includes US dollar denominated Brady bonds, loans, and Eurobonds with an outstanding face value of at least $500 million. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the portfolio composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Funds  |  3

Performance highlights (unaudited)

Wells Fargo Factor Enhanced Emerging Markets Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

David Krider, CFA®‡

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo Factor Enhanced Emerging Markets Fund (WEEMX)	8-3-2017	-6.43	-4.05		13.42	0.00

Wells Fargo Factor Enhanced Emerging Markets Index (Net)[4]	–	-5.89	-3.55	*	–	–

MSCI Emerging Markets Index (Net)[5]	–	-4.36	-1.32	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

4  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo Factor Enhanced Emerging Markets Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Lukoil PJSC	1.37

Industrial & Commercial Bank of China Limited H Shares	1.34

Gazprom PJSC	1.23

China Mobile Limited	1.20

Itau Unibanco Holding SA	0.99

Meituan Dianping	0.98

SK Hynix Incorporated	0.92

Tata Consultancy Services Limited	0.89

Sberbank of Russia PJSC	0.86

ICICI Bank Limited	0.85

Country allocation as of August 31, 2019[7]

Sector distribution as of August 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Funds  |  5

Performance highlights (unaudited)

Wells Fargo Factor Enhanced International Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

David Krider, CFA®‡

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo Factor Enhanced International Fund (WINTX)	8-3-2017	-2.17	1.67		12.14	0.00

Wells Fargo Factor Enhanced International Index (Net)[4]	–	-1.95	1.75	*	–	–

MSCI World ex-USA Index (Net)[5]	–	-2.90	0.26	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

6  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo Factor Enhanced International Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Nestle SA	2.91

Novartis AG	1.94

Roche Holding AG	1.67

Royal Dutch Shell plc Class A	1.02

AstraZeneca plc	1.00

Royal Bank of Canada	0.90

Linde plc	0.87

GlaxoSmithKline plc	0.85

Diageo plc	0.85

The Toronto-Dominion Bank	0.84

Country allocation as of August 31, 2019[7]

Sector distribution as of August 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the U.S. and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The Morgan Stanley Capital International (MSCI) World ex-USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets excluding the United States. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Funds  |  7

Performance highlights (unaudited)

Wells Fargo Factor Enhanced Large Cap Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo Factor Enhanced Large Cap Fund (WLECX)	8-3-2017	6.70	11.05		11.87	0.00

Wells Fargo Factor Enhanced Large Cap Index[4]	–	6.98	11.17	*	–	–

Russell 1000® Index[5]	–	2.49	10.53	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

8  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo Factor Enhanced Large Cap Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Alphabet Incorporated Class A	2.06

Johnson & Johnson	1.78

The Procter & Gamble Company	1.57

Exxon Mobil Corporation	1.55

Berkshire Hathaway Incorporated Class B	1.45

The Home Depot Incorporated	1.35

The Walt Disney Company	1.35

AT&T Incorporated	1.34

Verizon Communications Incorporated	1.28

UnitedHealth Group Incorporated	1.24

Sector distribution as of August 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Funds  |  9

Performance highlights (unaudited)

Wells Fargo Factor Enhanced Small Cap Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Dennis Bein, CFA®‡

Ryan Brown, CFA®‡

Harindra de Silva, Ph.D., CFA®‡

Monisha Jayakumar

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo Factor Enhanced Small Cap Fund (WFESX)	8-3-2017	-13.07	4.28		12.58	0.00

Wells Fargo Factor Enhanced Small Cap Index[4]	–	-12.76	4.25	*	–	–

Russell 2000® Index[5]	–	-12.89	4.42	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

10  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo Factor Enhanced Small Cap Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Generac Holdings Incorporated	0.31

Match Group Incorporated	0.31

Mercury Computer Systems Incorporated	0.30

FTI Consulting Incorporated	0.30

Tandem Diabetes Care Incorporated	0.29

RLI Corporation	0.28

Five9 Incorporated	0.28

Outfront Media Incorporated	0.27

Churchill Downs Incorporated	0.27

AutoNation Incorporated	0.27

Sector distribution as of August 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Funds  |  11

Performance highlights (unaudited)

Wells Fargo High Yield Corporate Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA®‡

Janet S. Rilling, CFA®‡, CPA

Michael J. Schueller, CFA®‡

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo High Yield Corporate Bond Fund (WYCBX)	8-3-2017	6.16	4.08		11.68	0.00

Wells Fargo U.S. High Yield Bond Index[4]	–	6.56	4.74	*	–	–

Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index[5]	–	6.02	4.42	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to focus portfolio risk, index tracking risk, and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

12  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo High Yield Corporate Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Calpine Corporation, 5.38%, 1-15-2023	0.80

Tenet Healthcare Corporation, 6.26%, 2-1-2027	0.71

New Red Finance Incorporated, 5.00%, 10-15-2025	0.69

Springleaf Finance Corporation, 7.13%, 3-15-2026	0.67

Alcoa Incorporated, 5.87%, 2-23-2022	0.66

MGM Resorts International, 4.63%, 9-1-2026	0.65

Altice Finco SA, 8.13%, 1-15-2024	0.64

CHS Incorporated, 5.13%, 8-1-2021	0.63

Diamond Sports Group LLC, 5.38%, 8-15-2026	0.63

DISH DBS Corporation, 5.88%, 11-15-2024	0.60

Credit quality as of August 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indices. You cannot invest directly in an index.

[5]

The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index and limits the exposure of each issuer to 2% of the total market value. The index consists of domestic corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolio and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Funds  |  13

Performance highlights (unaudited)

Wells Fargo International Government Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Fargo Asset Management (International), Ltd.

Portfolio managers

Michael Lee

Alex Perrin

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo International Government Bond Fund (WIGBX)	10-31-2017	8.22	4.38		11.96	0.00

Wells Fargo International Government Bond Index[4]	–	8.55	4.59	*	–	–

Bloomberg Barclays Global Treasury ex-US Total Return Index[5]		6.86	3.96	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

14  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo International Government Bond Fund (continued)

Ten largest holdings (%) as of August 31, 2019[6]

Japan Series 127, 0.10%, 3-20-2021	14.70

United Kingdom Gilt, 1.75%, 9-7-2022	7.14

Japan Series 400, 0.10%, 5-1-2021	4.85

France Government Bond, 2.00%, 5-25-2048	4.55

Spain Government Bond, 1.45%, 10-31-2027	4.07

Mexico Series M, 10.00%, 12-5-2024	3.89

Netherlands Government Bond, 0.75%, 7-15-2024	3.85

Italy Buoni Poliennali del Tesoro, 4.75%, 9-1-2044	3.24

Ireland Government Bond, 0.90%, 5-15-2028	3.01

France Government Bond, 4.00%, 10-25-2038	2.99

Country allocation as of August 31, 2019, 2019[7]

[1]

The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo International Government Bond Index is a rules-based index designed to track the performance of local currency government debt of both developed and emerging market countries excluding the United States. The Index is composed of fixed rate government bonds, issued by countries other than the U.S., having an investment grade rating or classified as investment grade by Bloomberg Index Services Limited. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Treasury ex-US Total Return Index is a subset of the flagship Global Treasury Index that does not have any exposure to U.S. debt. This multi-currency benchmark includes investment grade, fixed-rate bonds issued by governments in their native currencies. You cannot invest directly in an index.

[6]

The ten largest holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Wells Fargo Funds  |  15

Performance highlights (unaudited)

Wells Fargo U.S. Core Bond Fund1

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo U.S. Core Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Mark Clegg, CFA®‡

Christopher Y. Kauffman, CFA®‡

Janet S. Rilling, CFA®‡, CPA

Michael J. Schueller, CFA®‡

Michael Stanczyk

Noah M. Wise, CFA®‡

Average annual total returns (%) as of August 31, 2019

			Since		Expense ratios[2] (%)

	Inception date	1 year	inception		Gross	Net[3]

Wells Fargo U.S. Core Bond Fund (WUSBX)	8-3-2017	10.28	4.48		11.25	0.00

Wells Fargo U.S. Core Bond Index[4]	–	10.11	4.47	*	–	–

Bloomberg Barclays U.S. Aggregate Bond Index[5]	–	10.17	4.51	*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund is exposed to focused portfolio risk, index tracking risk, and mortage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 17.

16  |  Wells Fargo Funds

Performance highlights (unaudited)

Wells Fargo U.S. Core Bond Fund (continued)

Holdings (%) as of August 31, 2019[6]

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	75.01

Wells Fargo Investment Grade Corporate Bond Portfolio	25.10

Credit quality as of August 31, 2019[7]

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

The Fund is a fund-of-funds that invests substantially all of its assets in two affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]

Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.09% of acquired fund fees and expenses representing the net expenses from the affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]

The manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap expenses after fee waivers at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the affiliated master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectus.

[4]

The Wells Fargo U.S. Core Bond Index is a rules-based index designed to track the performance of fixed-rate, taxable, U.S. dollar denominated bonds, with an investment grade rating or classified as investment grade. The corporate bond component of the index is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[5]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[6]

Holdings, excluding cash, cash equivalents and any money market funds, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]

The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolios and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolios. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

Wells Fargo Funds  |  17

Fund expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2019 to August 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 3-1-2019	Ending account value 8-31-2019	Expenses paid uring the period¹	Annualized net expense ratio[2]

Emerging Markets Bond Fund

Actual	$1,000.00	$1,070.23	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

Factor Enhanced Emerging Markets Fund

Actual	$1,000.00	$948.69	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

Factor Enhanced International Fund

Actual	$1,000.00	$1,011.88	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

Factor Enhanced Large Cap Fund

Actual	$1,000.00	$1,058.77	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

Factor Enhanced Small Cap Fund

Actual	$1,000.00	$950.57	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

High Yield Corporate Bond Fund

Actual	$1,000.00	$1,040.29	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

International Government Bond Fund

Actual	$1,000.00	$1,073.44	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

U.S. Core Bond Fund

Actual	$1,000.00	$1,081.56	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00	0.00%

[1]

Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio(s) in which the Fund invests.

18  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

EMERGING MARKETS BOND FUND

Value
Investment Companies: 101.91%

Affiliated Master Portfolio: 101.91%

Wells Fargo Emerging Markets Bond Portfolio	$1,114,325

Total Investment Companies (Cost $1,042,328)	1,114,325

Total investments in securities (Cost $1,042,328)	101.91%	1,114,325

Other assets and liabilities, net	(1.91)	(20,886)

Total net assets	100.00%	$1,093,439

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Emerging Markets Bond Portfolio	2.37%	2.54%	$(1,205)	$43,708	$29,147	$101	$1,114,325	101.91%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  19

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS FUND

Value
Investment Companies: 99.48%

Affiliated Master Portfolio: 99.48%

Wells Fargo Factor Enhanced Emerging Markets Portfolio	$936,945

Total Investment Companies (Cost $982,342)	936,945

Total investments in securities (Cost $982,342)	99.48%	936,945

Other assets and liabilities, net	0.52	4,929

Total net assets	100.00%	$941,874

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividend allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.39%	0.38%	$(18,206)	$(53,031)	$19,347	$393	$936,945	99.48%

The accompanying notes are an integral part of these financial statements.

20  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL FUND

Value
Investment Companies: 99.56%

Affiliated Master Portfolio: 99.56%

Wells Fargo Factor Enhanced International Portfolio	$966,974

Total Investment Companies (Cost $925,117)	966,974

Total investments in securities (Cost $925,117)	99.56%	966,974

Other assets and liabilities, net	0.44	4,315

Total net assets	100.00%	$971,289

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Dividend allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced International Portfolio	0.14%	0.14%	$(6,887)	$(1,369)	$46	$18,713	$312	$966,974	99.56%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  21

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP FUND

Value
Investment Companies: 99.81%

Affiliated Master Portfolio: 99.81%

Wells Fargo Factor Enhanced Large Cap Portfolio	$1,067,798

Total Investment Companies (Cost $978,132)	1,067,798

Total investments in securities (Cost $978,132)	99.81%	1,067,798

Other assets and liabilities, net	0.19	2,040

Total net assets	100.00%	$1,069,838

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Large Cap Portfolio	0.09%	0.09%	$25,529	$22,088	$11,481	$341	$1,067,798	99.81%

The accompanying notes are an integral part of these financial statements.

22  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP FUND

Value
Investment Companies: 99.71%

Affiliated Master Portfolio: 99.71%

Wells Fargo Factor Enhanced Small Cap Portfolio	$874,185

Total Investment Companies (Cost $892,717)	874,185

Total investments in securities (Cost $892,717)	99.71%	874,185

Other assets and liabilities, net	0.29	2,552

Total net assets	100.00%	$876,737

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Dividends allocated from affiliated Master Portfolio(s)	Income from affiliated securities allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo Factor Enhanced Small Cap Portfolio	0.33%	0.33%	$(4,209)	$(50,223)	$68	$8,133	$394	$874,185	99.71%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  23

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND FUND

Value
Investment Companies: 100.14%

Affiliated Master Portfolio: 100.14%

Wells Fargo High Yield Corporate Bond Portfolio	$1,012,779

Total Investment Companies (Cost $993,388)	1,012,779

Total investments in securities (Cost $993,388)	100.14%	1,012,779

Other assets and liabilities, net	(0.14)	(1,441)

Total net assets	100.00%	$1,011,338

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Income from affiliated securities allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo High Yield Corporate Bond Portfolio	1.15%	1.60%	$(13,644)	$26,960	$25,551	$162	$1,012,779	100.14%

The accompanying notes are an integral part of these financial statements.

24  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INTERNATIONAL GOVERNMENT BOND FUND

Value
Investment Companies: 99.06%

Affiliated Master Portfolio: 99.06%

Wells Fargo International Government Bond Portfolio	$1,078,141

Total Investment Companies (Cost $1,024,049)	1,078,141

Total investments in securities (Cost $1,024,049)	99.06%	1,078,141

Other assets and liabilities, net	0.94	10,221

Total net assets	100.00%	$1,088,362

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Income from affiliated securities allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolio
Wells Fargo International Government Bond Portfolio	9.43%	9.43%	$41,991	$24,508	$7,075	$44	$1,078,141	99.06%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  25

Portfolio of investments—August 31, 2019 (unaudited)

U.S. CORE BOND FUND

Value
Investment Companies: 100.11%

Affiliated Master Portfolios: 100.11%

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$811,400

Wells Fargo Investment Grade Corporate Bond Portfolio	271,587

Total Investment Companies (Cost $1,021,340)	1,082,987

Total investments in securities (Cost $1,021,340)	100.11%	1,082,987

Other assets and liabilities, net	(0.11)	(1,210)

Total net assets	100.00%	$1,081,777

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	Interest allocated from affiliated Master Portfolio(s)	Affiliated income allocated from affiliated Master Portfolio(s)	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.12%	0.13%	$1,752	$42,705	$9,801	$115	$811,400
Wells Fargo Investment Grade Corporate Bond Portfolio	0.10	0.10	2,260	20,434	4,909	13	271,587

			$4,012	$63,139	$14,710	$128	$1,082,987	100.11%

The accompanying notes are an integral part of these financial statements.

26  |  Wells Fargo Funds

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Statements of assets and liabilities—August 31, 2019 (unaudited)

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund

Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$1,114,325	$936,945
Receivable from manager	6,148	6,283
Prepaid expenses and other assets	10,437	17,237

Total assets	1,130,910	960,465

Liabilities
Overdraft due to custodian bank	35,139	16,258
Trustees’ fees and expenses payable	1,452	1,452
Dividends payable	0	0
Custodian and accounting fees payable	880	881

Total liabilities	37,471	18,591

Total net assets	$1,093,439	$941,874

Net assets consist of
Paid-in capital	$1,009,999	$1,009,961
Total distributable earnings (loss)	83,440	(68,087)

Total net assets	$1,093,439	$941,874

Computation of net asset value per share
Net assets	$1,093,439	$941,874
Shares outstanding[1]	107,610	103,987
Net asset value per share	$10.16	$9.06

Investments in affiliated Master Portfolio(s), at cost	$1,042,328	$982,342

[1]	Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

28  |  Wells Fargo Funds

Statements of assets and liabilities—August 31, 2019 (unaudited)

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund	U.S. Core Bond Fund

$966,974	$1,067,798	$874,185	$1,012,779	$1,078,141	$1,082,987
6,091	5,902	5,984	6,083	6,859	5,878
11,436	10,448	10,408	10,612	9,259	11,789

984,501	1,084,148	890,577	1,029,474	1,094,259	1,100,654

10,879	11,978	11,507	10,397	3,535	13,729
1,452	1,452	1,452	1,452	1,725	1,452
0	0	0	5,406	0	2,816
881	880	881	881	637	880

13,212	14,310	13,840	18,136	5,897	18,877

$971,289	$1,069,838	$876,737	$1,011,338	$1,088,362	$1,081,777

$1,010,092	$1,010,083	$1,008,123	$1,009,986	$990,066	$1,010,080
(38,803)	59,755	(131,386)	1,352	98,296	71,697

$971,289	$1,069,838	$876,737	$1,011,338	$1,088,362	$1,081,777

$971,289	$1,069,838	$876,737	$1,011,338	$1,088,362	$1,081,777
95,073	87,356	81,386	106,042	102,112	105,058
$10.22	$12.25	$10.77	$9.54	$10.66	$10.30

$925,117	$978,132	$892,717	$993,388	$1,024,049	$1,021,340

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  29

Statements of operations—six months ended August 31, 2019 (unaudited)

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$0	$19,347
Interest allocated from affiliated Master Portfolio(s)**	29,147	0
Affiliated income allocated from affiliated Master Portfolio(s)	101	393
Expenses allocated from affiliated Master Portfolio(s)	(2,798)	(2,665)
Waivers allocated from affiliated Master Portfolio(s)	879	776

Total investment income	27,329	17,851

Expenses
Custody and accounting fees	530	530
Professional fees	12,424	12,424
Registration fees	144	144
Shareholder report expenses	4,008	4,008
Trustees’ fees and expenses	10,212	10,212
Other fees and expenses	2,940	3,601

Total expenses	30,258	30,919
Less: Fee waivers and/or expense reimbursements	(33,055)	(33,583)

Net expenses	(2,797)	(2,664)

Net investment income	30,126	20,515

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	(1,205)	(18,206)
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	43,708	(53,031)

Net realized and unrealized gains (losses) on investments	42,503	(71,237)

Net increase (decrease) in net assets resulting from operations	$72,629	$50,722

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$0	$2,824
** Net of foreign interest withholding taxes allocated from affiliated Master Portfolio(s) in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

30  |  Wells Fargo Funds

Statements of operations—six months ended August 31, 2019 (unaudited)

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund	U.S. Core Bond Fund

$18,713	$11,481	$8,133	$0	$0	$0
46	0	394	25,551	7,075	14,710
312	341	68	162	44	128
(1,207)	(651)	(1,040)	(2,080)	(5,382)	(439)
278	88	257	575	0	97

18,142	11,259	7,812	24,208	1,737	14,496

530	530	530	530	530	530
12,424	12,424	12,424	12,424	12,424	12,424
144	144	144	144	144	144
4,008	4,008	4,008	4,008	3,874	4,008
10,212	10,212	10,212	10,212	10,212	10,212
3,459	2,940	2,939	2,939	2,940	2,940

30,777	30,258	30,257	30,257	30,124	30,258
(31,983)	(30,909)	(31,297)	(32,337)	(35,506)	(30,697)

(1,206)	(651)	(1,040)	(2,080)	(5,382)	(439)

19,348	11,910	8,852	26,288	7,119	14,935

(6,887)	25,529	(4,209)	(13,644)	41,991	4,012
(1,369)	22,088	(50,223)	26,960	24,508	63,139

(8,256)	47,617	(54,432)	13,316	66,499	67,151

$11,092	$59,527	$(45,580)	$39,604	$73,618	$82,086

$2,142	$21	$0	$0	$0	$0
$0	$0	$0	$7	$398	$4

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  31

Statements of changes in net assets

	Emerging Markets Bond Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$30,126		$28,281
Net realized gains losses on investments		(1,205)		(1,056)
Net change in unrealized gains (losses) on investments		43,708		28,494

Net increase in net assets resulting from operations		72,629		55,719

Distributions to shareholders from net investment income and net realized gains		(25,674)		(19,031)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	106,610	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase in net assets		46,955		1,036,688

Net assets
Beginning of period		1,046,484		9,796

End of period		$1,093,439		$1,046,484

The accompanying notes are an integral part of these financial statements.

32  |  Wells Fargo Funds

Statements of changes in net assets

	Factor Enhanced Emerging Markets Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$20,515		$10,656
Net realized losses on investments		(18,206)		(30,503)
Net change in unrealized gains (losses) on investments		(53,031)		7,203

Net decrease in net assets resulting from operations		(50,722)		(12,644)

Distributions to shareholders from net investment income and net realized gains		0		(5,513)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	102,987	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase (decrease) in net assets		(50,722)		981,843

Net assets
Beginning of period		992,596		10,753

End of period		$941,874		$992,596

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  33

Statements of changes in net assets

	Factor Enhanced International Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$19,348		$10,653
Net realized losses on investments		(6,887)		(96,792)
Net change in unrealized gains (losses) on investments		(1,369)		42,968

Net increase (decrease) in net assets resulting from operations		11,092		(43,171)

Distributions to shareholders from net investment income and net realized gains		0		(7,095)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	94,073	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase in net assets		11,092		949,734

Net assets
Beginning of period		960,197		10,463

End of period		$971,289		$960,197

The accompanying notes are an integral part of these financial statements.

34  |  Wells Fargo Funds

Statements of changes in net assets

	Factor Enhanced Large Cap Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$11,910		$9,567
Net realized gains (losses) on investments		25,529		(68,608)
Net change in unrealized gains (losses) on investments		22,088		67,267

Net increase in net assets resulting from operations		59,527		8,226

Distributions to shareholders from net investment income and net realized gains		0		(8,751)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	86,356	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase in net assets		59,527		999,475

Net assets
Beginning of period		1,010,311		10,836

End of period		$1,069,838		$1,010,311

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  35

Statements of changes in net assets

	Factor Enhanced Small Cap Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$8,852		$4,672
Net realized losses on investments		(4,209)		(116,944)
Net change in unrealized gains (losses) on investments		(50,223)		31,206

Net decrease in net assets resulting from operations		(45,580)		(81,066)

Distributions to shareholders from
Net investment income and realized gains		0		(5,513)
Tax basis return of capital		0		(1,765)

Total distributions to shareholders		0		(7,278)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	80,386	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase (decrease) in net assets		(45,580)		911,656

Net assets
Beginning of period		922,317		10,661

End of period		$876,737		$922,317

The accompanying notes are an integral part of these financial statements.

36  |  Wells Fargo Funds

Statements of changes in net assets

	High Yield Corporate Bond Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$26,288		$35,224
Net realized losses on investments		(13,644)		(7,401)
Net change in unrealized gains (losses) on investments		26,960		(7,366)

Net increase in net assets resulting from operations		39,604		20,457

Distributions to shareholders from net investment income and net realized gains		(30,700)		(27,681)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	105,042	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase in net assets		8,904		992,776

Net assets
Beginning of period		1,002,434		9,658

End of period		$1,011,338		$1,002,434

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  37

Statements of changes in net assets

	International Government Bond Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$7,119		$7,498
Net realized gains (losses) on investments		41,991		(32,227)
Net change in unrealized gains (losses) on investments		24,508		29,170

Net increase in net assets resulting from operations		73,618		4,441

Distributions to shareholders from
Net investment income and net realized gains		0		(8)
Tax basis return of capital		0		(95)

Total distributions to shareholders		0		(103)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	101,112	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase in net assets		73,618		1,004,338

Net assets
Beginning of period		1,014,744		10,406

End of period		$1,088,362		$1,014,744

The accompanying notes are an integral part of these financial statements.

38  |  Wells Fargo Funds

Statements of changes in net assets

	U.S. Core Bond Fund
	Six months ended August 31, 2019 (unaudited)		Year ended February 28, 2019

Operations
Net investment income		$14,935		$14,748
Net realized gains on investments		4,012		6,265
Net change in unrealized gains (losses) on investments		63,139		(1,205)

Net increase in net assets resulting from operations		82,086		19,808

Distributions to shareholders from net investment income and net realized gains		(15,147)		(14,606)

Capital share transactions	Shares		Shares
Proceeds from shares sold	0	0	104,058	1,000,000

Net increase in net assets resulting from capital share transactions		0		1,000,000

Total increase in net assets		66,939		1,005,202

Net assets
Beginning of period		1,014,838		9,636

End of period		$1,081,777		$1,014,838

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  39

Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Distributions from net investment income
					Distributions from net realized gains	Tax basis return of capital

Emerging Markets Bond Fund
Six months ended August 31, 2019 (unaudited)	$9.72	0.28	0.40	(0.24)	0.00	0.00
Year ended February 28, 2019	$9.80	0.39	(0.11)	(0.36)	0.00	0.00
Year ended February 28, 2018[5]	$10.00	0.26	(0.23)	(0.23)	0.00	0.00

Factor Enhanced Emerging Markets Fund
Six months ended August 31, 2019 (unaudited)	$9.55	0.20	(0.69)	0.00	0.00	0.00
Year ended February 28, 2019	$10.75	0.04	(1.19)	(0.05)	(0.00)[6]	0.00
Year ended February 28, 2018[5]	$10.00	0.12	0.70	(0.07)	0.00	0.00

Factor Enhanced International Fund
Six months ended August 31, 2019 (unaudited)	$10.10	0.20	(0.08)	0.00	0.00	0.00
Year ended February 28, 2019	$10.46	0.04	(0.33)	(0.07)	(0.00)[6]	0.00
Year ended February 28, 2018[5]	$10.00	0.12	0.39	(0.05)	0.00	0.00

Factor Enhanced Large Cap Fund
Six months ended August 31, 2019 (unaudited)	$11.57	0.14	0.54	0.00	0.00	0.00
Year ended February 28, 2019	$10.84	0.04	0.79	(0.10)	(0.00)[6]	0.00
Year ended February 28, 2018[5]	$10.00	0.12	0.78	(0.06)	0.00	0.00

Factor Enhanced Small Cap Fund
Six months ended August 31, 2019 (unaudited)	$11.33	0.11	(0.67)	0.00	0.00	0.00
Year ended February 28, 2019	$10.66	0.07	0.69	(0.07)	(0.00)[6]	(0.02)
Year ended February 28, 2018[5]	$10.00	0.08	0.62	(0.04)	0.00	0.00

High Yield Corporate Bond Fund
Six months ended August 31, 2019 (unaudited)	$9.45	0.25	0.12	(0.28)	0.00	0.00
Year ended February 28, 2019	$9.66	0.54	(0.18)	(0.57)	0.00	0.00
Year ended February 28, 2018[5]	$10.00	0.33	(0.28)	(0.38)	0.00	(0.01)

International Government Bond Fund
Six months ended August 31, 2019 (unaudited)	$9.94	0.07	0.65	0.00	0.00	0.00
Year ended February 28, 2019	$10.41	0.18	(0.55)	(0.09)	0.00	(0.01)
Year ended February 28, 2018[7]	$10.00	0.05	0.40	(0.04)	0.00	0.00

U.S. Core Bond Fund
Six months ended August 31, 2019 (unaudited)	$9.66	0.14	0.64	(0.14)	0.00	0.00
Year ended February 28, 2019	$9.64	0.27	0.02	(0.27)	0.00	0.00
Year ended February 28, 2018[5]	$10.00	0.14	(0.31)	(0.17)	0.00	(0.02)

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio(s), which are waived by the manager. These amounts were as follows:

	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019	Year ended February 28, 2018
Emerging Markets Bond Fund	0.51%	0.49%	0.39%[5]
Factor Enhanced Emerging Markets Fund	0.53	0.63	0.46	[5]
Factor Enhanced International Fund	0.24	0.25	0.20	[5]
Factor Enhanced Large Cap Fund	0.12	0.13	0.11	[5]
Factor Enhanced Small Cap Fund	0.23	0.21	0.18	[5]
High Yield Corporate Bond Fund	0.40	0.36	0.33	[5]
International Government Bond Fund	1.01	0.70	1.76	[7]
U.S. Core Bond Fund	0.08	0.09	0.06	[5]

[2]

The Funds incurred expenses typical of funds with similar structures and strategies. Since the Funds were not open to public investment during the period since each Fund’s commencement of operations and the only investments have been seed capital investments, the gross expenses are higher than the typical operation of the Funds. These expenses were waived by the manager.

[3]	Returns for periods of less than one year are not annualized.

[4]

Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio(s) by the corresponding affiliated Master Portfolio’s purchases and sales.

[5]	For the period from August 3, 2017 (commencement of operations) to February 28, 2018

[6]	Amount is less than $0.005.

[7]	For the period from October 31, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

40  |  Wells Fargo Funds

Financial highlights

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[4]	Net assets at end of period (000s omitted)
	Net investment income[1]	Gross expenses[1,2]	Net expenses[1]	Total return[3]

$10.16	5.52%	6.06%	0.00%	7.02%	20%	$1,093
$9.72	5.56%	11.56%	0.00%	3.13%	38%	$1,046
$9.80	4.55%	752.83%	0.00%	0.29%	18%	$10

$9.06	4.11%	6.72%	0.00%	(5.13)%	32%	$942
$9.55	2.19%	13.42%	0.00%	(10.64)%	81%	$993
$10.75	1.80%	728.50%	0.00%	8.25%	79%	$11

$10.22	3.89%	6.43%	0.00%	1.19%	27%	$971
$10.10	2.25%	12.14%	0.00%	(2.67)%	47%	$960
$10.46	1.94%	730.62%	0.00%	5.09%	44%	$10

$12.25	2.24%	5.82%	0.00%	5.88%	15%	$1,070
$11.57	1.99%	11.87%	0.00%	7.75%	23%	$1,010
$10.84	2.06%	718.70%	0.00%	8.96%	36%	$11

$10.77	1.93%	6.82%	0.00%	(4.94)%	22%	$877
$11.33	1.03%	12.58%	0.00%	7.23%	37%’	$922
$10.66	1.39%	717.33%	0.00%	7.01%	44%	$11

$9.54	5.12%	6.29%	0.00%	4.03%	20%	$1,011
$9.45	7.11%	11.68%	0.00%	3.92%	47%	1,002
$9.66	5.73%	761.12%	0.00%	0.52%	51%	$10

$10.66	1.34%	6.67%	0.00%	7.34%	113%	$1,088
$9.94	1.49%	11.96%	0.00%	(3.53%)	276%	$1,015
$10.41	1.62%	1,007.15%	0.00%	4.46%	127%	$10

$10.30	2.81%	5.77%	0.00%	8.16%	22%	$1,082
$9.66	2.92%	11.25%	0.00%	3.06%	64%	$1,015
$9.64	2.43%	762.71%	0.00%	(1.74)%	62%	$10

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  41

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Wells Fargo Factor Enhanced Emerging Market Fund (“Factor Enhanced Emerging Market Fund”), Wells Fargo Factor Enhanced International Fund (“Factor Enhanced International Fund”), Wells Fargo Factor Enhanced Large Cap Fund (“Factor Enhanced Large Cap Fund”), Wells Fargo Factor Enhanced Small Cap Fund (“Factor Enhanced Small Cap Fund”), Wells Fargo High Yield Corporate Bond Fund (“High Yield Corporate Bond Fund”), Wells Fargo International Government Bond Fund (“International Government Bond Fund”), and Wells Fargo U.S. Core Bond Fund (“U.S. Core Bond Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund, except for International Government Bond Fund, is a diversified series of the Trust. International Government Bond Fund is a non-diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing all investable assets in separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Fund, except U.S. Core Bond Fund, is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio with a substantially identical investment objective and substantially similar investment strategies. U. S. Core Bond Fund is a fund-of-funds that invests in substantially all of its assets in two affiliated Master Portfolios. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2019 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2019, each Fund in a master-feeder structure owns the following percentages of the respective affiliated Master Portfolios:

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund	Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	International Government Bond Fund

Wells Fargo Emerging Markets Bond Portfolio	2.54%	N/A	N/A	N/A	N/A	N/A	N/A

Wells Fargo Factor Enhanced Emerging Markets Portfolio	N/A	0.38%	N/A	N/A	N/A	N/A	N/A

Wells Fargo Factor Enhanced International Portfolio	N/A	N/A	0.14%	N/A	N/A	N/A	N/A

Wells Fargo Factor Enhanced Large Cap Portfolio	N/A	N/A	N/A	0.09%	N/A	N/A	N/A

Wells Fargo Factor Enhanced Small Cap Portfolio	N/A	N/A	N/A	N/A	0.33%	N/A	N/A

Wells Fargo High Yield Corporate Bond Portfolio	N/A	N/A	N/A	N/A	N/A	1.60%	N/A

Wells Fargo International Government Bond Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	9.43%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

42  |  Wells Fargo Funds

Notes to financial statements (unaudited)

Investment transactions, income and expenses

Investments in affiliated Master Portfolios are recorded on a trade date basis.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income, expenses and realized and unrealized gains or losses. Each Fund also accrues its own expenses.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date for each Fund as follows:

	Net investment income	Net realized gains

Emerging Markets Bond Fund	Semi-annually	Annually

Factor Enhanced Emerging Markets Fund	Annually	Annually

Factor Enhanced International Fund	Annually	Annually

Factor Enhanced Large Cap Fund	Annually	Annually

Factor Enhanced Small Cap Fund	Annually	Annually

High Yield Corporate Bond Fund	Monthly	Annually

International Government Bond Fund	Semi-annually	Annually

U.S. Core Bond Fund	Monthly	Annually

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2019, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)

Emerging Markets Bond Fund	$1,042,451	$71,874	$0	$71,874

Factor Enhanced Emerging Markets Fund	980,161	0	(43,216)	(43,216)

Factor Enhanced International Fund	925,691	41,283	0	41,283

Factor Enhanced Large Cap Fund	977,545	90,253	0	90,253

Factor Enhanced Small Cap Fund	893,094	0	(18,909)	(18,909)

High Yield Corporate Bond Fund	989,385	23,394	0	23,394

International Government Bond Fund	1,016,761	61,380	0	61,380

U.S. Core Bond Fund	1,021,340	61,647	0	61,647

Wells Fargo Funds  |  43

Notes to financial statements (unaudited)

As of February 28, 2019, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration

	Short-term	Long-term

Emerging Markets Bond Fund	$0	$590

Factor Enhanced Emerging Markets Fund	11,090	2,756

Factor Enhanced International Fund	51,385	42,514

Factor Enhanced Large Cap Fund	31,253	37,477

Factor Enhanced Small Cap Fund	55,472	55,000

High Yield Corporate Bond Fund	3,959	3,947

As of February 28, 2019, International Government Bond Fund had a qualified late-year ordinary loss of $12,194 which was recognized on the first day of the current fiscal year.

3. FAIR VALUATION MEASUREMENTS

At August 31, 2019, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate fair value of affiliated Master Portfolios held in each Fund was as follows:

Aggregate fair value of affiliated Master Portfolio(s)

Emerging Markets Bond Fund	$1,114,325

Factor Enhanced Emerging Markets Fund	936,945

Factor Enhanced International Fund	966,974

Factor Enhanced Large Cap Fund	1,067,798

Factor Enhanced Small Cap Fund	874,185

High Yield Corporate Bond Fund	1,012,779

International Government Bond Fund	1,078,141

U.S. Core Bond Fund	1,082,987

Each Fund’s ownership in each affiliated Master Portfolio is disclosed in the Portfolio of Investments. The leveling of inputs for fair value measurements of each affiliated Master Portfolio are disclosed in the financial statements of the affiliated Master Portfolios.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Dividend Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo International Government Bond Portfolio	Seeks to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

44  |  Wells Fargo Funds

Notes to financial statements (unaudited)

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers and providing administrative services in connection with each Fund’s operations. Funds Management does not receive an investment management or administration fee from each Fund. However, Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to U.S. Core Bond Fund. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, as subadviser. WellsCap does not receive an annual fee for its services.

Waivers and/or expense reimbursements

Funds Management has committed through June 30, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.00%. Net expenses from affiliated Master Portfolios are included in the expense caps. Prior to or after the commitment expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

5. INVESTMENT PORTFOLIO TRANSACTIONS

The Funds seek to achieve their investment objectives by investing substantially all of their investable assets in affiliated Master Portfolio(s). Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2019 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Emerging Markets Bond Fund	$0	$222,914	$0	$260,180

Factor Enhanced Emerging Markets Fund	0	312,166	0	293,715

Factor Enhanced International Fund	0	257,750	0	281,777

Factor Enhanced Large Cap Fund	0	153,431	0	206,919

Factor Enhanced Small Cap Fund	0	198,108	0	187,188

High Yield Corporate Bond Fund	0	213,910	0	621,922

International Government Bond Fund	0	1,162,265	0	1,167,857

U.S. Core Bond Fund	200,307	40,366	212,517	67,295

6. BANK BORROWINGS

The Trust (excluding the money market funds), Wells Fargo Master Trust and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2019, there were no borrowings by the Funds under the agreement.

Wells Fargo Funds  |  45

Notes to financial statements (unaudited)

7. CONCENTRATION OF OWNERSHIP

At August 31, 2019, Wells Fargo owned 100% of each Fund. Investment and/or voting activities of Wells Fargo with respect to their holdings in each Fund could have a material impact on each Fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

46  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Agency Securities: 38.97%

FFCB %%	1.85%	3-3-2022	$640,000	$640,055

FFCB	2.54	4-5-2021	350,000	354,990

FHLB	1.13	7-14-2021	120,000	119,105

FHLB	1.75	3-12-2021	870,000	871,740

FHLB	2.13	6-9-2023	520,000	532,276

FHLB	2.75	12-13-2024	180,000	191,792

FHLB	3.00	10-12-2021	70,000	72,108

FHLB	3.38	9-8-2023	30,000	32,215

FHLB	3.38	12-8-2023	980,000	1,056,962

FHLB	5.63	6-11-2021	10,000	10,697

FHLB	5.63	3-14-2036	60,000	89,957

FHLMC %%	2.15	9-6-2022	1,020,000	1,020,008

FHLMC	2.38	2-16-2021	580,000	586,461

FHLMC	2.38	1-13-2022	670,000	682,863

FHLMC	2.50	3-1-2032	5,851,561	5,937,863

FHLMC	3.00	2-1-2047	16,918,678	17,370,612

FHLMC	3.00	3-1-2048	185,813	190,482

FHLMC	3.00	8-1-2049	666,870	678,019

FHLMC	3.50	2-1-2044	13,499,407	14,123,822

FHLMC	3.50	4-1-2045	573,006	600,334

FHLMC	3.50	8-1-2047	9,249,136	9,590,733

FHLMC	6.00	7-1-2040	2,443,389	2,802,052

FHLMC Series K015 Class A2	3.23	7-25-2021	58,001	58,991

FHLMC Series K028 Class A1	2.18	11-25-2022	123,991	124,179

FHLMC Series K029 Class A2	3.32	2-25-2023	545,000	570,792

FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	319,250

FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	52,517

FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	63,568

FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	58,155

FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	231,529

FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	824,999

FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	49,510

FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	465,903

FHLMC Series K152 Class A1	2.83	5-25-2030	322,981	339,232

FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	133,887

FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	75,451

FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	46,417

FHLMC Series K717 Class A2	2.99	9-25-2021	665,000	676,324

FNMA	1.38	2-26-2021	120,000	119,617

FNMA	1.50	11-30-2020	120,000	119,762

FNMA	1.90	10-27-2020	90,000	90,006

FNMA	2.13	4-24-2026	910,000	944,865

FNMA	2.50	12-1-2027	749,720	761,338

FNMA	2.50	9-1-2031	2,555,299	2,594,258

FNMA	3.00	12-1-2026	3,302,606	3,401,665

FNMA	3.00	12-1-2030	513,853	529,252

FNMA	3.00	7-1-2032	3,988,299	4,095,168

FNMA	3.00	1-1-2034	620,759	636,467

FNMA	3.00	8-1-2036	283,700	291,933

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  47

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)

FNMA	3.00%	2-1-2037	$4,325,170	$4,451,282

FNMA	3.00	8-1-2043	2,886,134	2,980,985

FNMA	3.00	11-1-2046	2,885,125	2,981,692

FNMA	3.00	12-1-2047	2,238,727	2,297,576

FNMA	3.00	5-1-2049	996,035	1,012,687

FNMA	3.00	8-1-2049	336,897	342,529

FNMA %%	3.00	9-12-2049	2,000,000	2,038,828

FNMA	3.50	4-1-2034	4,716,518	4,889,003

FNMA	3.50	1-1-2035	199,297	207,734

FNMA	3.50	3-1-2036	2,711,867	2,813,965

FNMA	3.50	4-1-2037	1,260,431	1,311,810

FNMA	3.50	6-1-2042	571,544	597,803

FNMA	3.50	7-1-2042	1,133,512	1,189,058

FNMA	3.50	10-1-2042	4,785,007	5,005,096

FNMA	3.50	9-1-2043	2,171,942	2,271,575

FNMA	3.50	3-1-2048	1,094,419	1,130,873

FNMA	3.50	6-1-2049	2,254,552	2,320,079

FNMA	3.50	8-1-2049	4,375,349	4,506,099

FNMA	4.00	6-1-2042	10,445,673	11,163,929

FNMA	4.00	6-1-2042	971,654	1,038,458

FNMA	4.00	8-1-2043	6,823,967	7,267,625

FNMA	4.00	2-1-2048	6,594,290	7,183,644

FNMA	4.00	6-1-2048	2,071,109	2,150,817

FNMA	4.00	8-1-2048	1,196,311	1,246,696

FNMA	4.00	9-1-2048	768,801	798,157

FNMA	4.00	4-1-2049	3,027,621	3,140,547

FNMA	4.50	5-1-2040	440,516	477,055

FNMA	4.50	9-1-2040	10,193,194	11,009,244

FNMA	4.50	2-1-2047	3,219,290	3,410,202

FNMA	4.50	8-1-2048	119,463	125,774

FNMA	4.50	11-1-2048	5,673,342	5,979,498

FNMA	5.00	1-1-2042	364,084	400,269

FNMA	5.00	6-1-2045	1,381,348	1,526,180

FNMA	5.00	7-1-2045	4,708,093	5,164,578

FNMA	5.50	9-1-2040	2,595,425	2,921,336

FNMA	6.00	5-1-2041	138,115	158,314

FNMA	6.21	8-6-2038	60,000	97,678

FNMA	6.25	5-15-2029	100,000	141,155

FNMA	7.13	1-15-2030	810,000	1,222,522

FNMA	7.25	5-15-2030	80,000	122,731

FNMA Series 2012-M14 Class AI ±±	2.99	9-25-2027	166,199	175,510

FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	226,558

FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	180,516

FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	275,000	282,859

FNMA Series 2017-M11 Class A2	2.98	8-25-2029	320,000	341,630

FNMA Series 2017-M3 Class A2 ±±	2.57	12-25-2026	995,000	1,027,749

FNMA Series 2017-M5 Class A2 ±±	3.30	4-25-2029	70,000	75,681

FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	90,000	102,424

FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	245,237

GNMA	3.00	4-20-2045	7,859,290	8,140,427

The accompanying notes are an integral part of these financial statements.

48  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)

GNMA	3.00%	11-20-2045	$581,016	$601,835

GNMA	3.00	3-20-2046	5,474,952	5,670,491

GNMA	3.50	2-20-2045	15,070,685	15,765,044

GNMA	3.50	6-20-2045	2,433,136	2,543,112

GNMA	3.50	11-20-2045	2,816,001	2,940,400

GNMA	3.50	7-20-2047	799,044	833,763

GNMA	3.50	5-20-2048	244,984	255,131

GNMA	4.00	7-20-2044	2,671,803	2,850,678

GNMA	4.00	8-20-2044	1,310,706	1,398,479

GNMA	4.00	9-20-2044	2,647,195	2,823,830

GNMA	4.00	12-20-2047	5,400,007	5,658,059

TVA	2.88	2-1-2027	35,000	37,649

TVA	3.88	2-15-2021	360,000	371,511

TVA	4.63	9-15-2060	35,000	52,715

TVA	5.38	4-1-2056	10,000	16,530

TVA	5.50	6-15-2038	140,000	204,011

TVA	6.75	11-1-2025	120,000	156,056

Total Agency Securities (Cost $234,238,253)				237,303,149

Asset-Backed Securities: 0.65%

Bank of America Credit Card Trust Series 2018-A1 Class A1	2.70	7-17-2023	40,000	40,498

Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	112,025

Capital One Multi Asset Execution Trust Series 2017-A4 Class A4	1.99	7-17-2023	50,000	50,073

CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,928

CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	205,000	204,178

CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	195,876

CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	89,489

CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	83,163

Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	207,591

Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	111,806

Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	189,619

Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	340,305

Ford Credit Auto Lease Trust Series 2018-B Class A3	3.19	12-15-2021	145,000	146,642

Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	51,002

Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	104,376

Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	15,051

Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	95,618

Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	140,000	143,185

Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	176,255

Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	111,261

Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	155,000	155,778

World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	237,503

World Financial Network Credit Card Master Trust Series 2017-C Class A	2.31	8-15-2024	235,000	235,674

World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	192,000	190,922

World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	211,045

World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	206,407

World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,426

World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	185,000	188,023

Total Asset-Backed Securities (Cost $3,886,384)				3,939,719

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  49

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 0.87%

California: 0.29%

Education Revenue: 0.04%

California Series B	3.90%	11-1-2047	$15,000	$17,710

University of California Series AD	4.86	5-15-2112	70,000	98,410

University of California Series BD	3.35	7-1-2029	110,000	120,912

				237,032

GO Revenue: 0.13%

California Build America Bonds	5.70	11-1-2021	90,000	97,458

California Build America Bonds	7.55	4-1-2039	110,000	184,440

California Build America Bonds	7.60	11-1-2040	15,000	25,860

California Build America Bonds Taxable Various Purpose	7.50	4-1-2034	100,000	157,542

Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,587

Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	20,065

Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	75,136

Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	230,298

				799,386

Transportation Revenue: 0.07%

Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	164,027

Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	23,168

Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	242,488

				429,683

Utilities Revenue: 0.05%

California DWR Series P	2.00	5-1-2022	55,000	55,549

Los Angeles CA DW&P Build America Bonds Series A	5.72	7-1-2039	100,000	143,375

Los Angeles CA DW&P Build America Bonds Series D	6.57	7-1-2045	55,000	90,707

				289,631

				1,755,732

Florida: 0.02%

Miscellaneous Revenue: 0.02%

Florida Board of Administrative Finance Series A	2.64	7-1-2021	150,000	151,934

Georgia: 0.00%

Utilities Revenue: 0.00%

Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	14,340

Illinois: 0.13%

GO Revenue: 0.07%

Chicago IL Series B	5.43	1-1-2042	130,000	135,092

Chicago IL Series B	6.31	1-1-2044	50,000	56,934

Illinois Taxable Pension	5.10	6-1-2033	230,000	250,295

				442,321

The accompanying notes are an integral part of these financial statements.

50  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Miscellaneous Revenue: 0.01%

Illinois Build America Bonds Series 3	6.73%	4-1-2035	$45,000	$53,423

Tax Revenue: 0.05%

Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	303,456

				799,200

Kansas: 0.00%

Miscellaneous Revenue: 0.00%

Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,668

Massachusetts: 0.03%

GO Revenue: 0.03%

Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	158,854

Massachusetts Build America Bonds Series D	4.50	8-1-2031	5,000	6,020

Massachusetts Build America Bonds Series E	4.20	12-1-2021	10,000	10,362

				175,236

New Jersey: 0.07%

Miscellaneous Revenue: 0.05%

New Jersey EDA Series A (National Insured)	7.43	2-15-2029	225,000	292,820

Transportation Revenue: 0.02%

New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	112,462

				405,282

New York: 0.14%

Airport Revenue: 0.04%

Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	248,307

Tax Revenue: 0.05%

New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	100,000	165,912

New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	131,171

				297,083

Water & Sewer Revenue: 0.05%

New York NY Municipal Water Finance Authority	5.44	6-15-2043	10,000	14,498

New York NY Municipal Water Finance Authority Series CC	5.88	6-15-2044	190,000	290,084

				304,582

				849,972

Ohio: 0.04%

Education Revenue: 0.00%

Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,673

Utilities Revenue: 0.04%

American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	224,807

American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	14,211

				239,018

				245,691

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  51

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Oregon: 0.04%

Tax Revenue: 0.04%

Oregon	5.76%	6-1-2023	$135,237	$147,927

Oregon Department of Transportation Build America Bonds Series A	5.83	11-15-2034	50,000	70,436

				218,363

Pennsylvania: 0.00%

Transportation Revenue: 0.00%

Pennsylvania Turnpike Comission Series B	5.51	12-1-2045	5,000	7,097

Texas: 0.10%

Miscellaneous Revenue: 0.07%

Texas Build America Bonds	5.52	4-1-2039	290,000	416,524

Utilities Revenue: 0.03%

San Antonio TX	4.43	2-1-2042	140,000	172,526

				589,050

Wisconsin: 0.01%

Tax Revenue: 0.01%

Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	85,754

Total Municipal Obligations (Cost $4,792,619)				5,304,319

Non-Agency Mortgage-Backed Securities: 1.60%

Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	502,173

Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	27,187

Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	156,433

Benchmark Mortgage Trust Series 2018-B7 Class B ±±	4.86	5-15-2053	235,000	279,171

CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	91,580	94,520

CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	22,053

Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	57,958

Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	580,964

Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	680,000	739,361

Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	44,460

Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	103,141

Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	141,418

Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	141,000	141,951

Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	609,329

Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	54,850

Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	39,718	39,833

Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	163,870	167,638

Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	62,008

Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.79	9-10-2047	195,000	205,119

Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.61	12-10-2047	60,000	62,331

Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	63,585

Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.53	10-10-2049	65,000	69,500

Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	235,463

Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	722,272	740,625

The accompanying notes are an integral part of these financial statements.

52  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)

Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12%	11-10-2045	$40,000	$40,920

Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	286,166

Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	85,385

Goldman Sachs Mortgage Securities Trust Series 2017-GS5 Class A3	3.41	3-10-2050	600,000	649,745

Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	158,125

JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	16,442	17,656

JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C29 Class A4	3.61	5-15-2048	200,000	216,189

JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C30 Class A5	3.82	7-15-2048	1,450,000	1,588,332

JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	213,570

JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	16,219	16,211

Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,696

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	386,185

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,638

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	63,675

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	301,779

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	435,646

Total Non-Agency Mortgage-Backed Securities (Cost $9,353,457)				9,773,989

U.S. Treasury Securities: 52.58%

U.S. Treasury Bond	1.63	8-15-2029	660,000	667,502

U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,382,662

U.S. Treasury Bond	2.13	11-30-2024	2,565,000	2,655,777

U.S. Treasury Bond	2.25	8-15-2049	370,000	393,486

U.S. Treasury Bond	2.50	2-15-2046	100,000	111,090

U.S. Treasury Bond	2.50	5-15-2046	1,925,000	2,139,983

U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,969,718

U.S. Treasury Bond	2.75	11-15-2042	3,395,000	3,920,827

U.S. Treasury Bond	2.75	11-15-2047	1,110,000	1,298,310

U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,553,994

U.S. Treasury Bond	2.88	5-15-2043	5,955,000	7,028,296

U.S. Treasury Bond	3.00	5-15-2042	2,265,000	2,721,362

U.S. Treasury Bond	3.00	11-15-2044	585,000	707,644

U.S. Treasury Bond	3.00	5-15-2045	105,000	127,321

U.S. Treasury Bond	3.00	11-15-2045	55,000	66,853

U.S. Treasury Bond	3.00	2-15-2047	70,000	85,559

U.S. Treasury Bond	3.00	5-15-2047	20,761,000	25,381,133

U.S. Treasury Bond	3.00	2-15-2048	435,000	533,232

U.S. Treasury Bond	3.00	8-15-2048	1,645,000	2,020,715

U.S. Treasury Bond	3.00	2-15-2049	185,000	227,911

U.S. Treasury Bond	3.13	11-15-2041	1,105,000	1,351,985

U.S. Treasury Bond	3.13	2-15-2042	370,000	453,250

U.S. Treasury Bond	3.13	5-15-2048	550,000	690,143

U.S. Treasury Bond	3.38	5-15-2044	20,000	25,643

U.S. Treasury Bond	3.63	8-15-2043	110,000	145,969

U.S. Treasury Bond	3.63	2-15-2044	35,000	46,568

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  53

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Bond	3.75%	8-15-2041	$780,000	$1,042,519

U.S. Treasury Bond	4.25	11-15-2040	480,000	682,519

U.S. Treasury Bond	4.75	2-15-2041	120,000	181,814

U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,369,731

U.S. Treasury Bond	5.25	11-15-2028	1,625,000	2,149,189

U.S. Treasury Bond	5.25	2-15-2029	760,000	1,011,513

U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,829,552

U.S. Treasury Bond	5.50	8-15-2028	430,000	574,420

U.S. Treasury Bond	6.13	11-15-2027	2,285,000	3,105,904

U.S. Treasury Bond	6.13	8-15-2029	475,000	677,228

U.S. Treasury Bond	6.25	5-15-2030	905,000	1,327,416

U.S. Treasury Bond	6.38	8-15-2027	130,000	177,790

U.S. Treasury Bond	6.88	8-15-2025	335,000	438,719

U.S. Treasury Note	1.13	2-28-2021	1,855,000	1,841,088

U.S. Treasury Note	1.13	6-30-2021	2,555,000	2,534,740

U.S. Treasury Note	1.13	9-30-2021	1,610,000	1,596,982

U.S. Treasury Note	1.25	3-31-2021	885,000	879,884

U.S. Treasury Note	1.25	10-31-2021	2,820,000	2,804,358

U.S. Treasury Note	1.38	9-30-2020	5,030,000	5,008,190

U.S. Treasury Note ##	1.38	10-31-2020	3,365,000	3,350,804

U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,743,027

U.S. Treasury Note	1.38	4-30-2021	1,560,000	1,554,272

U.S. Treasury Note	1.38	6-30-2023	6,170,000	6,158,431

U.S. Treasury Note	1.38	8-31-2023	435,000	434,320

U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,125,174

U.S. Treasury Note %%	1.38	8-31-2026	1,960,000	1,949,664

U.S. Treasury Note	1.50	1-31-2022	3,290,000	3,292,313

U.S. Treasury Note	1.50	3-31-2023	6,085,000	6,102,827

U.S. Treasury Note	1.50	8-15-2026	2,330,000	2,337,099

U.S. Treasury Note ##	1.63	10-15-2020	3,195,000	3,190,632

U.S. Treasury Note	1.63	11-30-2020	3,175,000	3,172,023

U.S. Treasury Note	1.63	8-15-2022	175,000	175,971

U.S. Treasury Note	1.63	11-15-2022	2,035,000	2,047,480

U.S. Treasury Note	1.63	4-30-2023	280,000	281,991

U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,112,692

U.S. Treasury Note	1.63	10-31-2023	6,080,000	6,130,587

U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,306,544

U.S. Treasury Note	1.63	5-15-2026	625,000	631,885

U.S. Treasury Note	1.75	10-31-2020	3,080,000	3,079,759

U.S. Treasury Note	1.75	12-31-2020	10,000	10,007

U.S. Treasury Note	1.75	11-30-2021	1,975,000	1,986,032

U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,037,162

U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,604,589

U.S. Treasury Note	1.75	5-15-2022	3,030,000	3,053,672

U.S. Treasury Note	1.75	6-30-2022	12,505,000	12,614,419

U.S. Treasury Note	1.75	9-30-2022	10,000	10,095

U.S. Treasury Note	1.75	5-15-2023	1,475,000	1,492,285

U.S. Treasury Note	1.88	11-30-2021	3,550,000	3,579,814

U.S. Treasury Note	1.88	1-31-2022	2,805,000	2,830,639

U.S. Treasury Note	1.88	2-28-2022	345,000	348,356

The accompanying notes are an integral part of these financial statements.

54  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Note	1.88%	7-31-2022	$1,865,000	$1,887,803

U.S. Treasury Note	1.88	9-30-2022	3,245,000	3,288,858

U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,362,868

U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,932,564

U.S. Treasury Note	2.00	10-31-2021	1,160,000	1,171,963

U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,671,688

U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,024,670

U.S. Treasury Note	2.00	2-15-2023	30,000	30,579

U.S. Treasury Note	2.00	6-30-2024	9,501,000	9,760,051

U.S. Treasury Note	2.00	2-15-2025	340,000	350,240

U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,238,063

U.S. Treasury Note	2.13	9-30-2021	3,355,000	3,396,413

U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,738,582

U.S. Treasury Note	2.13	11-30-2023	750,000	771,709

U.S. Treasury Note	2.13	7-31-2024	570,000	589,215

U.S. Treasury Note	2.13	5-15-2025	160,000	166,038

U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,866,511

U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,886,663

U.S. Treasury Note	2.25	7-31-2021	5,580,000	5,653,455

U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,118,944

U.S. Treasury Note	2.25	11-15-2024	4,275,000	4,451,511

U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,547,996

U.S. Treasury Note	2.25	11-15-2025	3,010,000	3,153,093

U.S. Treasury Note	2.25	3-31-2026	3,200,000	3,359,750

U.S. Treasury Note	2.25	2-15-2027	400,000	422,406

U.S. Treasury Note	2.25	11-15-2027	20,000	21,191

U.S. Treasury Note	2.38	4-15-2021	30,000	30,362

U.S. Treasury Note	2.38	8-15-2024	490,000	512,375

U.S. Treasury Note	2.38	5-15-2027	7,413,000	7,905,849

U.S. Treasury Note	2.38	5-15-2029	690,000	743,906

U.S. Treasury Note	2.50	1-15-2022	3,175,000	3,249,538

U.S. Treasury Note	2.50	8-15-2023	5,540,000	5,769,174

U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,763,089

U.S. Treasury Note	2.50	2-28-2026	3,165,000	3,370,230

U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,389,410

U.S. Treasury Note	2.63	2-15-2029	940,000	1,032,568

U.S. Treasury Note	2.75	5-31-2023	1,895,000	1,985,827

U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,149,969

U.S. Treasury Note	2.75	2-28-2025	3,500,000	3,743,906

U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,362,819

U.S. Treasury Note	2.75	2-15-2028	2,685,000	2,954,654

U.S. Treasury Note	2.88	8-15-2028	3,080,000	3,434,441

U.S. Treasury Note	2.88	11-30-2025	3,225,000	3,498,873

U.S. Treasury Note	3.13	5-15-2021	2,430,000	2,492,079

U.S. Treasury Note	3.13	11-15-2028	1,855,000	2,112,744

U.S. Treasury Note	3.63	2-15-2021	695,000	714,710

U.S. Treasury Note	6.00	2-15-2026	2,955,000	3,782,054

U.S. Treasury Note	7.25	8-15-2022	1,740,000	2,029,615

U.S. Treasury Note	8.00	11-15-2021	760,000	865,302

U.S. Treasury Note	8.13	5-15-2021	2,490,000	2,760,398

Total U.S. Treasury Securities (Cost $302,882,750)				320,201,770

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  55

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 3.06%

Energy: 0.48%

Oil, Gas & Consumable Fuels: 0.48%

CNOOC Petroleum North America ULC	7.50%	7-30-2039	$60,000	$97,145

Ecopetrol SA	5.88	9-18-2023	430,000	478,547

Equinor ASA	2.90	11-8-2020	110,000	111,201

Equinor ASA	4.80	11-8-2043	200,000	258,956

Petroleos Mexicanos Company	4.50	1-23-2026	140,000	132,300

Petroleos Mexicanos Company	5.50	6-27-2044	1,070,000	920,414

Petroleos Mexicanos Company	6.38	2-4-2021	430,000	443,975

Petroleos Mexicanos Company	6.50	3-13-2027	250,000	256,625

Petroleos Mexicanos Company	6.50	6-2-2041	110,000	102,883

Petroleos Mexicanos Company	6.63	6-15-2038	120,000	113,100

				2,915,146

Financials: 2.58%

Banks: 2.58%

African Development Bank	2.63	3-22-2021	380,000	385,617

Asian Development Bank	2.00	2-16-2022	760,000	768,896

Asian Development Bank	2.00	4-24-2026	60,000	61,784

Asian Development Bank	2.63	1-12-2027	630,000	676,823

Asian Development Bank	5.82	6-16-2028	10,000	13,147

Asian Development Bank	6.22	8-15-2027	80,000	104,543

Corporación Andina de Fomento	2.13	9-27-2021	10,000	9,971

Corporación Andina de Fomento	3.75	11-23-2023	130,000	137,644

Corporación Andina de Fomento	4.38	6-15-2022	120,000	126,860

European Bank for Reconstruction & Development	2.13	3-7-2022	370,000	375,590

European Investment Bank	1.63	12-15-2020	280,000	279,722

European Investment Bank	1.88	2-10-2025	110,000	112,492

European Investment Bank	2.00	3-15-2021	670,000	673,722

European Investment Bank	2.13	10-15-2021	750,000	758,748

European Investment Bank	2.50	3-15-2023	200,000	207,099

European Investment Bank	2.88	8-15-2023	660,000	695,626

European Investment Bank	3.25	1-29-2024	270,000	290,428

FMS Wertmanagement	2.00	8-1-2022	260,000	263,431

Inter-American Development Bank	1.75	4-14-2022	580,000	583,021

Inter-American Development Bank	1.75	9-14-2022	250,000	251,856

Inter-American Development Bank	2.00	6-2-2026	260,000	267,586

Inter-American Development Bank	2.13	1-18-2022	60,000	60,847

Inter-American Development Bank	2.13	1-15-2025	150,000	154,865

Inter-American Development Bank	2.25	6-18-2029	110,000	116,732

Inter-American Development Bank	2.38	7-7-2027	220,000	233,012

International Bank for Reconstruction & Development	1.38	5-24-2021	890,000	886,488

International Bank for Reconstruction & Development	1.88	10-7-2022	540,000	546,272

International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	476,268

International Bank for Reconstruction & Development	2.00	1-26-2022	240,000	242,759

International Bank for Reconstruction & Development	2.13	11-1-2020	510,000	512,309

International Bank for Reconstruction & Development	2.50	7-29-2025	50,000	52,847

International Bank for Reconstruction & Development	4.75	2-15-2035	80,000	109,837

The accompanying notes are an integral part of these financial statements.

56  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Banks (continued)

International Finance Corporation	2.13%	4-7-2026	$400,000	$414,897

KfW ¤	0.00	4-18-2036	340,000	246,186

KfW ¤	0.00	6-29-2037	50,000	35,222

KfW	1.50	6-15-2021	390,000	389,314

KfW	2.00	11-30-2021	250,000	252,424

KfW	2.00	5-2-2025	40,000	41,103

KfW	2.13	3-7-2022	980,000	995,112

KfW	2.13	6-15-2022	130,000	132,234

KfW	2.13	1-17-2023	870,000	888,795

KfW	2.75	9-8-2020	380,000	383,621

Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,125

Landwirtschaftliche Rentenbank	2.25	10-1-2021	520,000	527,068

Nordic Investment Bank	1.25	8-2-2021	400,000	397,320

Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	271,753

Swedish Export Credit ¤	0.00	5-11-2037	65,000	41,699

Swedish Export Credit	3.13	11-8-2021	260,000	268,183

				15,731,898

Total Yankee Corporate Bonds and Notes (Cost $18,261,971)				18,647,044

Yankee Government Bonds: 2.05%

Canada	2.00	11-15-2022	150,000	152,388

Export Development Canada	2.00	11-30-2020	170,000	170,571

Export-Import Bank of Korea	2.88	1-21-2025	400,000	415,609

Hydro-Quebec	9.40	2-1-2021	535,000	589,801

Italy	5.38	6-15-2033	80,000	92,852

Italy	6.88	9-27-2023	100,000	115,319

Japan Bank for International Cooperation	1.88	4-20-2021	910,000	911,969

Japan Bank for International Cooperation	2.75	11-16-2027	360,000	383,801

Korea Development Bank	2.50	1-13-2021	230,000	231,517

Oriental Republic of Uruguay	4.98	4-20-2055	100,000	122,626

Oriental Republic of Uruguay	5.10	6-18-2050	370,000	458,804

Province of Alberta	2.20	7-26-2022	250,000	253,945

Province of British Columbia	7.25	9-1-2036	100,000	167,885

Province of British Columbia	2.00	10-23-2022	15,000	15,185

Province of Manitoba	2.10	9-6-2022	120,000	121,502

Province of Ontario	2.20	10-3-2022	120,000	122,017

Province of Ontario	2.30	6-15-2026	70,000	72,455

Province of Ontario	2.50	4-27-2026	480,000	502,673

Province of Ontario	3.20	5-16-2024	5,000	5,350

Province of Quebec	2.50	4-20-2026	75,000	78,625

Province of Quebec	2.63	2-13-2023	60,000	62,013

Province of Quebec	7.50	7-15-2023	80,000	96,749

Republic of Chile	3.50	1-25-2050	305,000	348,008

Republic of Colombia	3.88	4-25-2027	210,000	226,907

Republic of Colombia	6.13	1-18-2041	225,000	300,096

Republic of Colombia	7.38	9-18-2037	140,000	204,226

Republic of Colombia	8.13	5-21-2024	155,000	193,945

Republic of Hungary	5.38	3-25-2024	215,000	243,623

Republic of Hungary	6.38	3-29-2021	30,000	31,865

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  57

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)

Republic of Indonesia	2.95%	1-11-2023	$200,000	$202,517

Republic of Indonesia	4.35	1-11-2048	205,000	233,119

Republic of Korea	3.88	9-11-2023	210,000	227,376

Republic of Panama	9.38	4-1-2029	360,000	558,004

Republic of Peru	5.63	11-18-2050	365,000	556,629

Republic of Philippines	5.50	3-30-2026	705,000	845,462

Republic of Philippines	6.38	10-23-2034	185,000	271,565

Republic of Poland	3.00	3-17-2023	375,000	389,250

Republic of Poland	3.25	4-6-2026	10,000	10,720

Republic of Poland	5.13	4-21-2021	10,000	10,500

State of Israel	4.00	6-30-2022	365,000	386,349

State of Israel	5.50	12-4-2023	240,000	278,167

State of Israel	5.50	9-18-2033	6,000	8,589

United Mexican States	4.00	10-2-2023	10,000	10,575

United Mexican States	4.13	1-21-2026	150,000	159,377

United Mexican States	4.15	3-28-2027	205,000	218,840

United Mexican States	4.35	1-15-2047	225,000	236,252

United Mexican States	5.75	10-12-2099	21,000	24,806

United Mexican States	6.05	1-11-2040	170,000	216,964

United Mexican States	7.50	4-8-2033	610,000	857,819

United Mexican States	8.30	8-15-2031	60,000	88,200

Total Yankee Government Bonds (Cost $11,659,340)				12,483,406

	Yield		Shares
Short-Term Investments: 0.02%

Investment Companies: 0.02%

Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.04		98,389	98,389

Total Short-Term Investments (Cost $98,389)				98,389

Total investments in securities (Cost $585,173,163)	99.80%	607,751,785

Other assets and liabilities, net	0.20	1,202,954

Total net assets	100.00%	$608,954,739

%%	The security is purchased on a when-issued basis.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

##	All or a portion of this security is segregated for when-issued securities.

¤	The security is issued in zero coupon form with no periodic interest payments.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

DW&P	Department of Water & Power
DWR	Department of Water Resources
EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

58  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	6,855,231	59,514,088	66,270,930	98,389	$0	$0	$90,288	$98,389	0.02%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  59

Portfolio of investments—August 31, 2019 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 13.75%

Azerbaijan: 0.48%

State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75%	3-13-2023	$200,000	$209,084

Cayman Islands: 0.42%

Lamar Funding Limited (Utilities, Electric Utilities)	3.96	5-7-2025	200,000	184,500

Chile: 1.81%

Codelco Incorporated (Materials, Metals & Mining)	4.25	7-17-2042	250,000	280,380

Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	307,051

Empresa Nacional del Petroleo (Energy, Oil, Gas & Consumable Fuels)	3.75	8-5-2026	200,000	209,788

				797,219

China: 0.45%

Chinalco Capital Holdings Limited (Materials, Metals & Mining)	4.25	4-21-2022	200,000	199,971

Hong Kong: 0.48%

CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	210,860

Indonesia: 0.55%

PT Pertamina Persero Tbk (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	240,376

Kazakhstan: 1.70%

KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	450,000	537,075

KaztransGas Company JSC (Energy, Oil, Gas & Consumable Fuels)	4.38	9-26-2027	200,000	210,892

				747,967

Malaysia: 0.87%

Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	4.50	3-18-2045	300,000	381,735

Mexico: 2.46%

Comision Federal de Electricidad (Utilities, Electric Utilities)	5.75	2-14-2042	200,000	217,502

Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	450,000	457,313

Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	250,000	213,200

Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.75	9-21-2047	200,000	190,500

				1,078,515

Netherlands: 0.63%

MDC-GMTN BV (Financials, Diversified Financial Services)	3.75	4-19-2029	250,000	276,282

Saudi Arabia: 0.99%

KSA Sukuk Limited (Financials, Diversified Financial Services)	2.89	4-20-2022	200,000	204,734

Saudi Arabian Oil Company (Energy, Oil, Gas & Consumable Fuels)	4.38	4-16-2049	200,000	228,815

				433,549

South Africa: 0.63%

Eskom Holdings SOC Limited (Utilities, Electric Utilities)	5.75	1-26-2021	275,000	275,770

United Arab Emirates: 0.56%

Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	4.60	11-2-2047	200,000	247,500

The accompanying notes are an integral part of these financial statements.

60  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Venezuela: 0.34%

Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38%	4-12-2027	$200,000	$25,000

Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.38	4-12-2027	350,000	43,750

Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	5.50	4-12-2037	200,000	27,500

Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels) †	9.00	11-17-2021	400,000	55,000

				151,250

Virgin Islands (British): 1.38%

CCTI 2017 Limited (Financials, Capital Markets)	3.63	8-8-2022	200,000	198,018

Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	203,106

State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	204,844

				605,968

Total Yankee Corporate Bonds and Notes (Cost $5,863,893)				6,040,546

Yankee Government Bonds: 84.31%

Abu Dhabi Government International Bond	2.50	10-11-2022	400,000	405,936

Arab Republic of Egypt	5.58	2-21-2023	200,000	206,175

Arab Republic of Egypt	8.70	3-1-2049	200,000	219,000

Arab Republic of Egypt	6.13	1-31-2022	200,000	207,576

Arab Republic of Egypt	6.59	2-21-2028	250,000	255,938

Arab Republic of Egypt	8.50	1-31-2047	250,000	271,340

China Development Bank	4.00	1-24-2037	350,000	387,959

Dominican Republic	5.95	1-25-2027	800,000	877,008

Dominican Republic	6.00	7-19-2028	200,000	220,752

Export Credit Bank of Turkey	5.00	9-23-2021	200,000	193,684

Export-Import Bank of China	2.00	4-26-2021	450,000	447,980

Export-Import Bank of India	4.00	1-14-2023	475,000	496,327

Federation of Malaysia	3.18	4-27-2026	400,000	421,524

Federative Republic of Brazil	4.63	1-13-2028	600,000	645,006

Federative Republic of Brazil	5.63	1-7-2041	450,000	514,130

Government of Jamaica	7.88	7-28-2045	300,000	387,450

Islamic Republic of Pakistan	8.25	4-15-2024	350,000	382,008

Kingdom of Bahrain	6.75	9-20-2029	200,000	226,377

Kingdom of Bahrain	7.00	10-12-2028	400,000	458,370

Kingdom of Jordan	5.75	1-31-2027	300,000	304,350

Kingdom of Morocco	4.25	12-11-2022	200,000	209,684

Kuwait Government International Bond	3.50	3-20-2027	200,000	219,541

Lebanese Republic	6.60	11-27-2026	300,000	201,504

Lebanese Republic	7.05	11-2-2035	200,000	131,834

Lebanese Republic	8.25	4-12-2021	350,000	295,323

Mongolia Government	5.63	5-1-2023	250,000	251,152

Oman Government International Bond	3.88	3-8-2022	300,000	297,750

Oman Government International Bond	4.40	6-1-2024	250,000	250,893

Oman Government International Bond	6.50	3-8-2047	400,000	371,483

Oriental Republic of Uruguay	4.50	8-14-2024	250,000	270,940

Oriental Republic of Uruguay	5.10	6-18-2050	450,000	558,005

Oriental Republic of Uruguay	7.88	1-15-2033	250,000	379,378

Perusahaan Penerbit SBSN Indonesia III	4.55	3-29-2026	500,000	549,760

Republic of Angola	8.25	5-9-2028	400,000	412,516

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  61

Portfolio of investments—August 31, 2019 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)

Republic of Argentina	5.63%	1-26-2022	$350,000	$137,375

Republic of Argentina	4.63	1-11-2023	100,000	38,851

Republic of Argentina	7.50	4-22-2026	600,000	231,000

Republic of Argentina	7.63	4-22-2046	250,000	95,000

Republic of Azerbaijan	3.50	9-1-2032	200,000	196,534

Republic of Belarus	7.63	6-29-2027	200,000	226,586

Republic of Chile	3.13	1-21-2026	200,000	213,302

Republic of Chile	3.86	6-21-2047	150,000	181,875

Republic of Colombia	3.88	4-25-2027	543,000	586,717

Republic of Colombia	5.00	6-15-2045	286,000	345,345

Republic of Colombia	7.38	9-18-2037	250,000	364,690

Republic of Costa Rica	7.00	4-4-2044	350,000	352,629

Republic of Croatia	6.38	3-24-2021	250,000	265,000

Republic of Ecuador	7.95	6-20-2024	350,000	352,191

Republic of Ecuador	7.95	6-20-2024	200,000	201,252

Republic of Ecuador	9.63	6-2-2027	300,000	308,250

Republic of El Salvador	7.65	6-15-2035	347,000	372,161

Republic of Gabon	6.38	12-12-2024	150,000	144,895

Republic of Ghana	8.63	6-16-2049	200,000	194,500

Republic of Ghana	7.63	5-16-2029	300,000	296,040

Republic of Guatemala	4.38	6-5-2027	400,000	415,200

Republic of Honduras	6.25	1-19-2027	150,000	162,563

Republic of Hungary	5.38	2-21-2023	450,000	496,125

Republic of Hungary	5.38	3-25-2024	400,000	453,253

Republic of Indonesia	4.63	4-15-2043	200,000	229,434

Republic of Indonesia	4.10	4-24-2028	300,000	328,251

Republic of Indonesia	4.88	5-5-2021	200,000	207,805

Republic of Indonesia	5.13	1-15-2045	200,000	245,088

Republic of Indonesia	7.75	1-17-2038	25,000	38,356

Republic of Iraq	5.80	1-15-2028	250,000	244,689

Republic of Ivory Coast	5.38	7-23-2024	200,000	203,652

Republic of Kazakhstan	4.88	10-14-2044	300,000	365,009

Republic of Kenya	6.88	6-24-2024	200,000	213,884

Republic of Kenya	8.25	2-28-2048	200,000	206,472

Republic of Lithuania	6.63	2-1-2022	250,000	276,855

Republic of Nigeria	6.38	7-12-2023	350,000	367,510

Republic of Nigeria	7.63	11-28-2047	200,000	192,472

Republic of Nigeria	7.88	2-16-2032	300,000	308,685

Republic of Panama	4.00	9-22-2024	563,000	608,327

Republic of Panama	4.50	5-15-2047	350,000	434,004

Republic of Paraguay	5.00	4-15-2026	250,000	275,940

Republic of Peru	4.13	8-25-2027	200,000	229,602

Republic of Peru	6.55	3-14-2037	365,000	553,435

Republic of Peru	7.35	7-21-2025	100,000	129,301

Republic of Peru	8.75	11-21-2033	25,000	42,850

Republic of Philippines	3.70	2-2-2042	200,000	235,838

Republic of Philippines	4.00	1-15-2021	200,000	204,970

Republic of Philippines	5.50	3-30-2026	379,000	454,511

Republic of Philippines	6.38	1-15-2032	300,000	421,524

Republic of Poland	3.25	4-6-2026	400,000	428,800

Republic of Poland	5.13	4-21-2021	225,000	236,250

Republic of Senegal	6.25	5-23-2033	250,000	247,299

The accompanying notes are an integral part of these financial statements.

62  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)

Republic of Serbia	7.25%	9-28-2021	$350,000	$382,777

Republic of South Africa	4.85	9-27-2027	600,000	624,286

Republic of South Africa	6.25	3-8-2041	200,000	226,587

Republic of Sri Lanka	5.75	1-18-2022	250,000	249,646

Republic of Sri Lanka	6.25	7-27-2021	600,000	609,661

Republic of Sri Lanka	6.75	4-18-2028	300,000	286,316

Republic of Turkey	5.63	3-30-2021	361,000	365,105

Republic of Turkey	4.49	11-25-2024	200,000	188,662

Republic of Turkey	6.63	2-17-2045	600,000	542,851

Republic of Turkey	8.00	2-14-2034	200,000	212,620

Republic of Venezuela †	6.00	12-9-2020	225,000	33,188

Republic of Venezuela †	7.00	3-31-2038	200,000	30,500

Republic of Venezuela †	9.00	5-7-2023	1,010,000	154,025

Republic of Zambia	8.50	4-14-2024	200,000	134,053

Romania	4.38	8-22-2023	250,000	267,095

Romania	4.88	1-22-2024	250,000	274,003

Russian Federation	4.38	3-21-2029	200,000	215,001

Russian Federation	4.50	4-4-2022	200,000	211,712

Russian Federation	5.10	3-28-2035	200,000	226,000

Russian Federation	7.50	3-31-2030	337,500	380,903

Russian Federation	12.75	6-24-2028	250,000	422,875

Saudi International Bond	3.63	3-4-2028	200,000	216,675

Saudi International Bond	2.88	3-4-2023	200,000	205,884

Saudi International Bond	4.50	4-17-2030	200,000	233,237

Saudi International Bond	4.50	10-26-2046	200,000	232,000

Saudi International Bond	4.63	10-4-2047	200,000	236,047

State of Qatar	3.25	6-2-2026	200,000	214,141

State of Qatar	4.00	3-14-2029	400,000	456,500

State of Qatar	4.63	6-2-2046	450,000	574,583

Trinidad & Tobago Government International Bond	4.50	8-4-2026	200,000	205,752

Ukraine Government	7.75	9-1-2023	200,000	212,400

Ukraine Government	7.38	9-25-2032	200,000	205,548

Ukraine Government	7.75	9-1-2025	400,000	424,652

Ukraine Government	7.75	9-1-2027	200,000	211,644

United Mexican States	4.00	10-2-2023	200,000	211,500

United Mexican States	4.60	2-10-2048	200,000	218,500

United Mexican States	5.55	1-21-2045	150,000	184,320

United Mexican States	6.75	9-27-2034	200,000	271,500

Total Yankee Government Bonds (Cost $36,772,460)				37,043,549

	Yield		Shares
Short-Term Investments: 0.61%

Investment Companies: 0.61%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04		267,991	267,991

Total Short-Term Investments (Cost $267,991)				267,991

Total investments in securities (Cost $42,904,344)	98.67%	43,352,086

Other assets and liabilities, net	1.33	583,294

Total net assets	100.00%	$43,935,380

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  63

Portfolio of investments—August 31, 2019 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	2,749,145	3,109,139	5,590,293	267,991	$0	$0	$4,216	$267,991	0.61%

The accompanying notes are an integral part of these financial statements.

64  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value
Common Stocks: 90.91%

Belgium: 0.02%

Titan Cement International SA (Materials, Construction Materials) †	2,248	$45,954

Brazil: 5.08%

Aliansce Sonae Shopping Centers SA (Real Estate, Real Estate Management & Development)	4,284	38,892

Ambev SA (Consumer Staples, Beverages)	266,000	1,202,492

Arezzo Industria e Comercio SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,500	41,821

Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)	22,000	118,474

B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	8,935	101,411

B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	111,300	1,204,115

Banco de Brasil SA (Financials, Banks)	76,000	848,645

BB Seguridade Participacoes SA (Financials, Insurance)	41,400	326,621

BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,500	53,598

BR Malls Participacoes SA (Real Estate, Real Estate Management & Development)	55,600	180,992

BRF SA (Consumer Staples, Food Products) †	34,700	319,599

CCR SA (Industrials, Transportation Infrastructure)	73,082	286,786

Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	17,600	195,253

Cia Siderurgica Nacional SA (Materials, Metals & Mining)	40,700	141,138

Cielo SA (Information Technology, IT Services)	62,600	117,158

Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	18,941	236,477

Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	3,659	61,287

Companhia Hering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,610	68,926

Cosan SA Industria e Comercio (Energy, Oil, Gas & Consumable Fuels)	8,700	105,026

CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers) †	6,147	21,969

CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,864	100,783

Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Discretionary, Household Durables)	16,100	97,937

Duratex SA (Materials, Paper & Forest Products)	19,700	63,034

Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	11,500	34,436

EDP Energias do Brasil SA (Utilities, Electric Utilities)	16,147	78,376

Embraer SA (Industrials, Aerospace & Defense)	46,230	200,393

Eneva SA (Utilities, Independent Power & Renewable Electricity Producers) †	16,900	109,579

Engie Brasil Energia SA (Utilities, Independent Power & Renewable Electricity Producers)	9,400	102,104

Equatorial Energia SA (Utilities, Electric Utilities)	11,414	263,975

EZTEC Empreendimentos e Participacoes SA (Consumer Discretionary, Household Durables)	1	13

Fleury SA (Health Care, Health Care Providers & Services)	15,005	86,965

Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	23,020	44,750

Hapvida Participacoes e Investimentos SA (Health Care, Health Care Providers & Services) 144A	8,500	106,142

Hypermarcas SA (Health Care, Pharmaceuticals)	27,536	213,918

Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	5,880	65,318

Iochpe Maxion SA (Industrials, Machinery)	7,800	36,730

IRB-Brasil Resseguros SA (Financials, Insurance)	9,500	248,913

JBS SA (Consumer Staples, Food Products)	61,929	443,269

Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	95,769	233,120

Linx SA (Information Technology, Software)	8,800	67,748

Localiza Rent A Car SA (Industrials, Road & Rail)	33,921	385,328

Lojas Renner SA (Consumer Discretionary, Multiline Retail)	49,356	602,498

M. Dias Branco SA (Consumer Staples, Food Products)	8,055	70,416

Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	40,800	357,554

MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	18,400	87,534

Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	19,500	122,387

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  65

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Brazil (continued)

Natura Cosmeticos SA (Consumer Staples, Personal Products)	15,476	$246,585

Notre Dame Intermedica Participacoes SA (Health Care, Health Care Providers & Services)	16,900	228,870

Odontoprev SA (Health Care, Health Care Providers & Services)	16,562	68,072

Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	19,700	137,010

Porto Seguro SA (Financials, Insurance)	5,568	75,298

Qualicorp SA (Health Care, Health Care Providers & Services)	16,601	114,615

Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	12,333	274,120

Rumo SA (Industrials, Road & Rail) †	67,100	358,104

Sao Martinho SA (Consumer Staples, Food Products)	12,111	52,176

Smiles Fidelidade SA (Communication Services, Media)	4,100	36,634

Suzano Papel e Celulose SA (Materials, Paper & Forest Products)	38,356	269,353

Tim Participacoes SA (Communication Services, Wireless Telecommunication Services)	51,200	152,079

Totvs SA (Information Technology, Software)	7,400	96,284

Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	48,096	190,712

WEG SA (Industrials, Electrical Equipment)	42,833	232,732

YDUQS Part (Consumer Discretionary, Diversified Consumer Services)	16,933	128,643

		12,555,187

Chile: 1.51%

Aguas Andinas SA Class A (Utilities, Water Utilities)	142,408	78,348

Antarchile SA (Industrials, Industrial Conglomerates)	7,733	79,838

Banco de Chile (Financials, Banks)	3,532,635	503,263

Banco de Credito e Inversiones (Financials, Banks)	3,885	244,966

Banco Santander Chile (Financials, Banks)	1,994,345	142,473

CAP SA (Materials, Metals & Mining)	4,141	33,508

Cencosud SA (Consumer Staples, Food & Staples Retailing)	79,607	119,146

Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	397,714	70,824

Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	9,320	105,780

Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services) †	9,093	79,186

Empresas CMPC SA (Materials, Paper & Forest Products)	80,633	186,050

Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	32,191	290,013

Enel Americas SA (Utilities, Electric Utilities)	1,320,781	216,347

Enel Chile SA (Utilities, Electric Utilities)	1,412,218	121,769

Engie Energia Chile SA (Utilities, Electric Utilities)	26,612	45,472

Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	97,049	20,767

Grupo Security SA (Financials, Banks)	157,467	53,442

Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	17,120	23,962

Inversiones La Construccion SA (Financials, Diversified Financial Services)	2,201	31,844

Itau CorpBanca SA (Financials, Banks)	12,929,444	100,339

LATAM Airlines Group SA (Industrials, Airlines)	25,193	211,567

Parque Arauco SA (Real Estate, Real Estate Management & Development)	45,681	126,617

Quinenco SA (Industrials, Industrial Conglomerates)	22,566	57,384

Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	80,418	55,722

SACI Falabella (Consumer Discretionary, Multiline Retail)	78,398	440,011

Salfacorp SA (Industrials, Construction & Engineering)	28,695	25,251

Sigdo Koppers SA (Industrials, Industrial Conglomerates)	33,204	51,536

SMU SA (Consumer Staples, Food & Staples Retailing)	220,335	50,381

Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	418,530	35,270

Sonda SA (Information Technology, IT Services)	33,009	38,608

Vina Concha y Toro SA (Consumer Staples, Beverages)	42,427	82,185

		3,721,869

The accompanying notes are an integral part of these financial statements.

66  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value
China: 15.30%

3SBio Incorporated (Health Care, Biotechnology) 144A†	89,000	$137,126

Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	88,000	112,464

Agricultural Bank of China Limited H Shares (Financials, Banks)	1,828,000	704,117

Air China H Shares (Industrials, Airlines)	130,000	112,584

Aluminum Corporation of China Limited H Shares (Materials, Metals & Mining) †	282,000	82,725

Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	75,000	422,332

Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	6,500	58,033

AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	161,000	84,192

BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Automobiles) 144A	91,500	51,583

Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	17,506	1,828,852

Bank of China Limited H Shares (Financials, Banks)	5,003,000	1,907,935

Bank of Communications Limited H Shares (Financials, Banks)	1,048,000	685,710

BBMG Corporation H Shares (Materials, Construction Materials)	136,000	38,682

Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	110,000	92,317

Beijing Enterprises Holdings Limited (Utilities, Gas Utilities)	29,500	140,532

BYD Company Limited H Shares (Consumer Discretionary, Automobiles)	43,500	225,256

CGN Power Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers) 144A	601,000	158,674

China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	188,000	52,992

China Aoyuan Group Limited (Real Estate, Real Estate Management & Development)	79,000	93,102

China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	742,000	154,260

China CITIC Bank H Shares (Financials, Banks)	610,351	319,172

China Coal Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	141,000	55,930

China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	303,000	234,968

China Communications Services Corporation Limited H Shares (Industrials, Construction & Engineering)	166,000	92,947

China Eastern Airlines Company H Shares (Industrials, Airlines) †	114,000	53,653

China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	416,000	41,916

China Everbright Bank Company Limited H Shares (Financials, Banks)	207,000	86,334

China Evergrande Group (Real Estate, Real Estate Management & Development)	134,000	277,557

China Galaxy Securities Company Limited H Shares (Financials, Capital Markets)	224,500	107,090

China Hongqiao Group Limited (Materials, Metals & Mining)	104,500	68,508

China International Capital Corporation Limited H Shares (Financials, Capital Markets) 144A	76,000	131,442

China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	348,000	194,408

China Life Insurance Company H Shares (Financials, Insurance)	461,000	1,078,356

China Longyuan Power Group Corporation H Shares (Utilities, Independent Power & Renewable Electricity Producers)	204,000	112,142

China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	163,000	646,561

China Merchants Bank Company Limited H Shares (Financials, Banks)	255,500	1,163,378

China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	86,000	134,258

China Merchants Securities H Shares (Financials, Capital Markets)	28,200	31,615

China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	399,700	263,054

China Mobile Limited (Communication Services, Wireless Telecommunication Services)	360,500	2,986,388

China National Building Material Company Limited H Shares (Materials, Construction Materials)	228,000	195,419

China Oilfield Services Limited H Shares (Energy, Energy Equipment & Services)	88,000	108,872

China Overseas Grand Oceans Group Limited (Real Estate, Real Estate Management & Development)	86,000	40,804

China Overseas Property Holding Limited (Real Estate, Real Estate Management & Development)	75,000	38,263

China Pacific Insurance H Shares (Financials, Insurance)	171,400	686,439

China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,680,000	983,521

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  67

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

China (continued)

China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	245,000	$53,122

China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	145,500	156,998

China Railway Group Limited H Shares (Industrials, Construction & Engineering)	293,000	191,711

China Railway Signal & Communication Corporation Limited H Shares (Information Technology, Electronic Equipment, Instruments & Components) 144A	96,000	57,548

China Reinsurance Group Corporation H Shares (Financials, Insurance)	474,000	77,384

China Resources Cement Holdings Limited (Materials, Construction Materials)	132,000	117,009

China Resources Gas Group Limited (Utilities, Gas Utilities)	50,000	247,117

China Resources Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	125,500	129,655

China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	114,000	150,635

China Shandong Hi-Speed Financial Group Limited (Financials, Diversified Financial Services) †	1,632,000	55,160

China Shenhua Energy Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	220,500	430,853

China Southern Airlines Company H Shares (Industrials, Airlines)	106,000	59,622

China Telecom Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services)	940,000	420,820

China Tower Corporation Limited H Shares (Communication Services, Diversified Telecommunication Services) 144A	2,670,000	609,573

China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	84,900	293,453

Chongqing Rural Commercial Bank H Shares (Financials, Banks)	176,000	85,077

CIFI Holdings Group Company Limited (Real Estate, Real Estate Management & Development)	204,000	109,801

Cimc Enric Holdings Limited (Industrials, Machinery)	44,000	25,422

CITIC Securities Company Limited H Shares (Financials, Capital Markets)	135,500	242,643

Cofco Meat Holdings Limited (Consumer Staples, Food Products) †	126,000	36,159

COSCO Shipping Development Company Limited H Shares (Industrials, Marine)	234,000	25,966

COSCO Shipping Holdings Company Limited H Shares (Industrials, Marine) †	157,500	56,247

COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	116,000	101,643

CRRC Corporation Limited H Shares (Industrials, Machinery)	314,000	215,864

CSC Financial Company Limited H Shares (Financials, Capital Markets)	50,000	35,330

CSG Holding Company Limited Class B (Materials, Construction Materials)	111,360	32,952

Dali Foods Group Company Limited (Consumer Staples, Food Products) 144A	145,000	96,538

Datang International Power Generation Company Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	142,000	31,151

Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	160,000	148,564

ENN Energy Holdings Limited (Utilities, Gas Utilities)	47,200	538,799

Far East Horizon Limited (Financials, Diversified Financial Services)	148,000	132,325

Future Land Development Holdings Limited (Real Estate, Real Estate Management & Development)	160,000	126,524

Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	31,600	90,080

GF Securities Company Limited H Shares (Financials, Capital Markets) †	92,400	94,870

Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	189,500	120,365

Guangdong Investment Limited (Utilities, Water Utilities)	170,000	358,196

Guangzhou Automobile Group Company Limited H Shares (Consumer Discretionary, Automobiles)	182,400	183,787

Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	61,600	99,152

Guotai Junan Securities Company Limited H Shares (Financials, Capital Markets)	48,400	69,016

GZI Transport Limited (Industrials, Transportation Infrastructure)	88,000	68,354

Haidilao International Holding Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	47,455	220,921

Haitian International Holdings Limited (Industrials, Machinery)	44,000	82,833

Haitong Securities Company Limited H Shares (Financials, Capital Markets)	174,400	166,161

Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	230,000	126,435

The accompanying notes are an integral part of these financial statements.

68  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

China (continued)

Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	300,000	$83,031

Huatai Securities Company Limited H Shares (Financials, Capital Markets) 144A	97,600	142,160

Huaxin Cement Company Limited Class B (Materials, Construction Materials)	17,600	31,926

Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	5,254,000	3,317,088

Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	71,400	63,546

Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	88,000	116,729

Jiangxi Copper Company Limited H Shares (Materials, Metals & Mining)	96,000	107,994

Joy City Property Limited (Real Estate, Real Estate Management & Development)	342,000	36,641

Kingboard Chemicals Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	45,000	105,377

Kunlun Energy Company Limited (Utilities, Gas Utilities)	202,000	175,968

Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,512	83,537

Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	36,600	78,705

Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	454,000	298,791

Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	123,000	363,177

Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	72,000	101,566

Longfor Properties Company Limited (Real Estate, Real Estate Management & Development)	97,000	345,792

Luye Pharma Group Limited (Health Care, Pharmaceuticals) 144A	114,500	88,937

Meituan Dianping (Consumer Discretionary, Internet & Direct Marketing Retail) †	256,300	2,430,476

Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering)	221,000	49,328

Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	7,101	52,453

New China Life Insurance Company Limited H Shares (Financials, Insurance)	62,200	245,535

Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	54,000	41,944

Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services)	54,800	33,689

People’s Insurance Company Group of China Limited H Shares (Financials, Insurance)	530,000	207,528

PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,348,692	669,151

PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	410,000	470,116

Poly Property Group Company Limited (Real Estate, Real Estate Management & Development)	135,000	47,351

Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	733,000	441,273

Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	144,000	148,584

Shanghai Baosight Software Company Limited Class B (Information Technology, Software)	20,600	38,316

Shanghai Electric Group Company Limited H Shares (Industrials, Electrical Equipment)	212,000	66,787

Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	34,500	102,527

Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	35,000	68,211

Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	87,540	98,132

Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	60,700	114,581

Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	67,500	127,761

Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	206,000	78,034

Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	65,500	185,462

Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	111,111

Sino-Ocean Land Holdings Limited (Real Estate, Real Estate Management & Development)	201,500	71,961

Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	99,500	64,976

Sinopec Shanghai Petrochemical Company Limited H Shares (Materials, Chemicals)	222,000	63,992

Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	76,000	274,807

Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	134,000	43,240

Sinotruk Hong Kong Limited (Industrials, Machinery)	42,500	65,590

Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	50,000	54,270

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  69

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

China (continued)

Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	40,000	$270,139

Uni-President China Holdings Limited (Consumer Staples, Food Products)	79,000	87,762

Universal Medical Financial & Technical Advisory Services Company Limited (Health Care, Health Care Providers & Services) 144A	69,500	48,931

Weichai Power Company Limited H Shares (Industrials, Machinery)	135,000	206,622

Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	334,000	210,869

Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	21,800	44,905

Yanzhou Coal Mining Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	102,000	88,335

Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	392,000	84,496

Zhaojin Mining Industry Company Limited H Shares (Materials, Metals & Mining)	76,000	99,454

Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	98,000	81,996

Zhongsheng Group Holdings Limited (Consumer Discretionary, Specialty Retail)	33,500	104,682

Zhuzhou CSR Times Electric Company Limited H Shares (Industrials, Electrical Equipment)	42,600	169,522

Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	386,000	144,250

ZTE Corporation H Shares (Information Technology, Communications Equipment) †	49,600	123,361

		37,821,773

Colombia: 0.35%

Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	14,203	72,528

Banco de Bogota SA (Financials, Banks)	2,818	58,117

Cementos Argos SA (Materials, Construction Materials)	33,670	75,112

Grupo Argos SA (Materials, Construction Materials)	21,610	112,989

Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	18,276	177,841

Grupo Energia Bogota SA (Utilities, Gas Utilities)	195,460	120,081

Grupo Nutresa SA (Consumer Staples, Food Products)	18,228	136,817

Interconexion Electrica SA (Utilities, Electric Utilities)	21,205	111,980

		865,465

Czech Republic: 0.31%

CEZ AS (Utilities, Electric Utilities)	12,868	283,451

Komercni Banka AS (Financials, Banks)	6,899	244,903

Moneta Money Bank (Financials, Banks) 144A	48,622	157,255

O2 Czech Republic AS (Communication Services, Diversified Telecommunication Services)	10,444	94,235

		779,844

Egypt: 0.25%

Commercial International Bank ADR (Financials, Banks)	130,791	613,410

Greece: 0.37%

FF Group (Consumer Discretionary, Specialty Retail) †(a)	3,820	0

GEK Terna Holding Real Estate Construction SA (Industrials, Construction & Engineering) †	5,387	37,596

Hellenic Petroleum SA (Energy, Oil, Gas & Consumable Fuels)	3,618	37,139

Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	16,975	226,488

Jumbo SA (Consumer Discretionary, Specialty Retail)	6,617	127,122

Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	3,516	85,941

Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	6,762	75,061

National Bank of Greece SA (Financials, Banks) †	36,488	105,789

OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,252	150,214

Piraeus Bank SA (Financials, Banks) †	21,147	71,584

		916,934

The accompanying notes are an integral part of these financial statements.

70  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value
Hong Kong: 0.39%

Haier Electronics Group Company (Consumer Discretionary, Household Durables)	79,000	$205,551

Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	107,000	81,065

Orient Overseas International Limited (Industrials, Marine)	4,500	20,088

Sino Biopharmaceutical Limited (Health Care, Pharmaceuticals)	371,000	551,740

Yuexiu Real Estate Investment Trust (Real Estate, Equity REITs)	178,505	117,479

		975,923

Hungary: 0.45%

Magyar Telekom Telecommunications plc (Communication Services, Diversified Telecommunication Services)	54,978	77,161

MOL Hungarian Oil & Gas plc (Energy, Oil, Gas & Consumable Fuels)	31,443	307,553

OTP Bank plc (Financials, Banks)	13,971	556,722

Richter Gedeon (Health Care, Pharmaceuticals)	10,456	174,329

		1,115,765

India: 13.98%

3M India Limited (Industrials, Industrial Conglomerates) †	200	56,670

Aarti Industries Limited (Materials, Chemicals)	5,723	127,552

ABB Limited India (Industrials, Electrical Equipment)	3,591	67,309

ACC Limited (Materials, Construction Materials)	4,508	95,949

Adani Enterprises Limited (Industrials, Trading Companies & Distributors)	24,465	47,058

Adani Gas Limited (Utilities, Gas Utilities)	22,600	44,451

Adani Power Limited (Utilities, Independent Power & Renewable Electricity Producers) †	34,196	27,967

Aditya Birla Capital Limited (Financials, Diversified Financial Services) †	49,296	61,648

Aditya Birla Fashion & Retail Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	22,624	60,055

Aia Engineering Limited (Industrials, Machinery)	2,142	46,035

Ajanta Pharma Limited (Health Care, Pharmaceuticals)	2,475	35,449

Alembic Pharmaceuticals Limited (Health Care, Pharmaceuticals)	4,501	31,384

Alkem Laboratories Limited (Health Care, Pharmaceuticals)	3,944	100,396

Amara Raja Batteries Limited (Industrials, Electrical Equipment)	4,742	41,186

Ambuja Cements Limited (Materials, Construction Materials)	44,518	126,152

Apollo Hospitals Enterprise Limited (Health Care, Health Care Providers & Services)	6,461	136,458

Apollo Tyres Limited (Consumer Discretionary, Auto Components)	26,148	62,708

Arti Surfactants Limited (Materials, Chemicals) †(a)	542	0

Asahi India Glass Limited (Consumer Discretionary, Auto Components)	10,910	27,685

Ashok Leyland Limited (Industrials, Machinery)	117,254	105,830

Asian Paints Limited (Materials, Chemicals)	50,394	1,140,591

Astral Poly Technik Limited (Industrials, Building Products)	3,086	56,910

Atul Limited (Materials, Chemicals)	1,398	69,447

AU Small Finance Bank Limited (Financials, Banks) 144A	12,298	116,027

Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	24,130	202,988

Bajaj Auto Limited (Consumer Discretionary, Automobiles)	9,692	378,450

Bajaj Finance Limited (Financials, Consumer Finance)	15,137	706,425

Bajaj Finserv Limited (Financials, Insurance)	4,818	480,370

Balkrishna Industries Limited (Consumer Discretionary, Auto Components)	5,847	60,957

Bandhan Bank Limited (Financials, Banks) 144A	12,061	79,317

Bank of Baroda (Financials, Banks) †	68,251	88,507

Bata India Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,202	90,731

Bayer Cropscience Limited (Materials, Chemicals)	779	34,185

Berger Paints India Limited (Materials, Chemicals)	21,971	113,582

Bharat Electronics Limited (Industrials, Aerospace & Defense)	61,010	87,917

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  71

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

India (continued)

Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	44,838	$223,068

Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	46,192	162,011

Biocon Limited (Health Care, Biotechnology)	29,560	97,529

Blue Star Limited (Industrials, Building Products)	4,533	45,811

Bombay Burmah Trading Corporation Limited (Consumer Staples, Food Products)	1,588	20,046

Bosch Limited (Consumer Discretionary, Auto Components)	562	113,937

Britannia Industries Limited (Consumer Staples, Food Products)	7,655	289,621

Cadila Healthcare Limited (Health Care, Pharmaceuticals)	17,118	53,998

Canara Bank (Financials, Banks) †	9,011	27,838

Carborundum Universal Limited (Industrials, Machinery)	8,485	33,580

Care Ratings Limited (Financials, Capital Markets)	1,584	11,934

Castrol India Limited (Materials, Chemicals)	25,364	43,636

Century Textiles & Industries Limited (Materials, Construction Materials)	3,727	44,445

CESC Limited (Utilities, Electric Utilities)	3,786	41,064

Chambal Fertilisers and Chemicals Limited (Materials, Chemicals)	15,076	32,703

Cholamandalam Investment & Finance Company Limited (Financials, Consumer Finance)	23,356	87,887

Cipla Limited India (Health Care, Pharmaceuticals)	39,252	259,701

City Union Bank Limited (Financials, Banks)	50,861	144,625

Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	8,589	153,305

Container Corporation of India Limited (Industrials, Transportation Infrastructure)	17,653	125,659

Coromandel International Limited (Materials, Chemicals)	8,000	43,122

Crisil Limited (Financials, Capital Markets)	1,275	22,933

Crompton Greaves Consumer Electricals Limited (Consumer Discretionary, Household Durables)	27,424	88,523

Cummins India Limited (Industrials, Machinery)	8,510	68,496

Cyient Limited (Information Technology, Software)	5,754	33,924

Dabur India Limited (Consumer Staples, Personal Products)	40,818	256,543

DCB Bank Limited (Financials, Banks)	17,024	49,624

Delta Corp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,984	29,621

Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	8,747	199,102

Dr. Lal Pathlabs Limited (Health Care, Health Care Providers & Services) 144A	2,028	35,337

Dr. Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	2,623	93,944

Dr. Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	4,813	172,065

Edelweiss Financial Services Limited (Financials, Capital Markets)	41,713	64,491

EIH Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	13,482	30,379

Emami Limited (Consumer Staples, Personal Products)	12,816	53,305

Endurance Technologies Limited (Consumer Discretionary, Auto Components) 144A	2,562	33,220

Equitas Holdings Limited (Financials, Consumer Finance) †	19,383	30,442

Eris Lifesciences Limited (Health Care, Pharmaceuticals) 144A†	4,617	24,557

Escorts Limited (Industrials, Machinery)	3,979	28,430

Exide Industries Limited (Consumer Discretionary, Auto Components)	29,362	73,418

Federal Bank Limited (Financials, Banks)	124,086	144,057

Finolex Cables Limited (Industrials, Electrical Equipment)	6,867	35,312

Finolex Industries Limited (Materials, Chemicals)	4,167	29,388

Fortis Healthcare Limited (Health Care, Health Care Providers & Services) †	33,187	57,699

Future Consumer Limited (Consumer Staples, Food Products) †	55,810	21,767

Future Retail Limited (Consumer Discretionary, Multiline Retail) †	18,232	100,776

Gail India Limited (Utilities, Gas Utilities)	139,129	252,900

Gillette India Limited (Consumer Staples, Personal Products)	590	60,309

GlaxoSmithKline Consumer Healthcare Limited (Consumer Staples, Food Products)	794	90,091

GlaxoSmithKline Pharmaceuticals Limited (Health Care, Pharmaceuticals)	2,768	47,105

Glenmark Pharmaceuticals Limited (Health Care, Pharmaceuticals)	10,509	56,557

The accompanying notes are an integral part of these financial statements.

72  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

India (continued)

Godrej Consumer Products Limited (Consumer Staples, Personal Products)	27,429	$233,909

Godrej Industries Limited (Industrials, Industrial Conglomerates)	15,852	93,248

Godrej Properties Limited (Real Estate, Real Estate Management & Development) †	5,201	65,599

Graphite India Limited (Industrials, Electrical Equipment)	4,955	18,638

Gruh Finance Limited (Financials, Thrifts & Mortgage Finance)	18,674	67,497

Gujarat Fluorochemicals Limited (Materials, Chemicals)	10,000	6,288

Gujarat Gas Limited (Utilities, Gas Utilities)	14,101	35,180

Gujarat State Petronet Limited (Utilities, Gas Utilities)	18,155	55,896

Hatsun Agro Products Limited (Consumer Staples, Food Products)	3,866	32,719

Havells India Limited (Industrials, Electrical Equipment)	15,705	149,347

HCL Technologies Limited (Information Technology, IT Services)	34,877	537,435

HDFC Asset Management Company Limited (Financials, Capital Markets) 144A	2,333	83,385

HDFC Life Insurance Company Limited (Financials, Insurance)	22,050	172,043

HEG Limited (Industrials, Electrical Equipment)	1,694	22,517

Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	8,094	291,540

Hexaware Technologies Limited (Information Technology, IT Services)	7,103	38,500

Hindalco Industries Limited (Materials, Metals & Mining)	96,913	250,332

Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	45,221	164,748

Hindustan Unilever Limited (Consumer Staples, Household Products)	45,234	1,192,114

Honeywell Automation India Limited (Information Technology, Electronic Equipment, Instruments & Components)	155	53,882

ICICI Bank Limited (Financials, Banks)	366,548	2,102,810

ICICI Lombard General Insurance Company Limited (Financials, Insurance) 144A	8,117	142,976

ICICI Prudential Life Insurance Company Limited (Financials, Insurance) 144A	22,118	131,517

IDFC Limited (Financials, Diversified Financial Services) †	69,070	34,290

IIFL Securities Limited (Financials, Banks) †(a)‡	14,547	44,706

IIFL Wealth Management Limited (Financials, Diversified Financial Services) †(a)	2,078	0

Indiabulls Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	17,813	113,590

Indiabulls Real Estate Limited (Real Estate, Real Estate Management & Development) †	17,813	16,926

Indiabulls Ventures Limited (Financials, Capital Markets)	14,696	36,757

Indian Energy Exchange Limited (Financials, Capital Markets) 144A	17,979	33,890

Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	39,027	75,969

Indian Oil Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	129,396	221,889

Indraprastha Gas Limited (Utilities, Gas Utilities)	18,378	86,386

Info Edge India Limited (Communication Services, Interactive Media & Services)	4,511	128,035

Infosys Limited (Information Technology, IT Services)	101,991	1,163,918

Infosys Limited ADR (Information Technology, IT Services)	152,539	1,752,673

Inox Fluorochemicals Limited (Materials, Chemicals) †(a)	2,486	25,792

Interglobe Aviation Limited (Industrials, Airlines)	7,120	168,554

Ipca Laboratories Limited (Health Care, Pharmaceuticals)	5,512	74,030

ITC Limited (Consumer Staples, Tobacco)	449,264	1,545,520

JK Cement Limited (Materials, Construction Materials)	2,403	34,635

JM Financial Limited (Financials, Capital Markets)	16,114	16,541

JSW Steel Limited (Materials, Metals & Mining)	69,999	213,161

Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,771	79,455

Jubilant Organosys Limited (Health Care, Pharmaceuticals)	6,482	39,868

Jyothy Laboratories Limited (Consumer Staples, Household Products)	12,520	24,950

Kajaria Ceramics Limited (Industrials, Building Products)	6,128	40,686

Kalpataru Power Transmission Limited (Industrials, Construction & Engineering)	4,121	25,676

Kansai Nerolac Paints Limited (Materials, Chemicals)	8,602	55,486

Karnataka Bank Limited (Financials, Banks)	16,972	17,838

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  73

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

India (continued)

Karur Vysya Bank Limited (Financials, Banks)	54,171	$44,076

KEC International Limited (Industrials, Construction & Engineering)	8,581	29,430

KPR Mill Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,782	37,910

KRBL Limited (Consumer Staples, Food Products)	6,858	20,471

L&T Finance Holdings Limited (Financials, Diversified Financial Services)	38,621	51,030

L&T Technology Services Limited (Industrials, Professional Services) 144A	1,466	33,283

Lakshmi Machine Works Limited (Industrials, Machinery)	543	28,170

Larsen & Toubro Infotech Limited (Information Technology, IT Services) 144A	3,052	69,515

LIC Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	19,372	115,406

Lupin Limited (Health Care, Pharmaceuticals)	15,921	165,213

Madras Cements Limited (Materials, Construction Materials)	9,038	92,155

Mahanagar Gas Limited (Utilities, Gas Utilities)	3,064	36,269

Mahindra & Mahindra Financial Services Limited (Financials, Consumer Finance)	18,196	81,529

Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	51,606	382,162

Manappuram Finance Limited (Financials, Consumer Finance)	22,556	37,542

Marico Limited (Consumer Staples, Personal Products)	44,105	241,564

Minda Industries Limited (Consumer Discretionary, Auto Components)	5,964	28,142

Mindtree Limited (Information Technology, IT Services)	8,666	83,568

Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	76,441	104,908

Motilal Oswal Financial Services Limited (Financials, Capital Markets)	2,693	21,715

Mphasis Limited (Information Technology, IT Services)	5,832	79,696

MRF Limited (Consumer Discretionary, Auto Components)	211	173,126

Multi Commodity Exchange of India Limited (Financials, Capital Markets)	2,750	37,645

Muthoot Finance Limited (Financials, Consumer Finance)	10,676	90,796

Nagarjuna Construction Company Limited (Industrials, Construction & Engineering)	34,248	26,331

Natco Pharma Limited (Health Care, Pharmaceuticals)	8,294	62,959

National Aluminum Company Limited (Materials, Metals & Mining)	60,663	35,383

Nestle India Limited (Consumer Staples, Food Products)	2,317	417,769

NHPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	98,340	32,019

NIIT Technologies Limited (Information Technology, IT Services)	3,061	64,109

NMDC Limited (Materials, Metals & Mining)	26,161	30,463

NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	202,963	345,768

Oberoi Realty Limited (Real Estate, Real Estate Management & Development)	7,774	61,832

Odisha Cement Limited (Materials, Construction Materials)	11,851	149,392

Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	150,554	255,535

Oracle Financials Services Limited (Information Technology, Software)	1,371	59,154

Persistent Systems Limited (Information Technology, IT Services)	3,263	24,769

Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	45,640	170,557

Pfizer Limited (Health Care, Pharmaceuticals)	1,216	49,816

Phoenix Mills Limited (Real Estate, Real Estate Management & Development)	4,281	41,726

PI Industries Limited (Materials, Chemicals)	4,075	65,136

Pidilite Industries Limited (Materials, Chemicals)	17,651	340,549

Piramal Enterprises Limited (Health Care, Pharmaceuticals)	6,707	190,707

PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance) 144A	2,641	23,839

Power Finance Corporation Limited (Financials, Diversified Financial Services) †	56,063	82,280

Power Grid Corporation of India Limited (Utilities, Electric Utilities)	114,613	321,814

Prestige Estates Projects Limited (Real Estate, Real Estate Management & Development)	9,170	37,954

Procter & Gamble Health Limited (Health Care, Pharmaceuticals)	499	28,752

Procter & Gamble Hygiene & Healthcare Limited (Consumer Staples, Personal Products)	649	92,790

Punjab National Bank (Financials, Banks) †	49,649	45,124

PVR Limited (Communication Services, Entertainment)	1,686	36,086

The accompanying notes are an integral part of these financial statements.

74  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

India (continued)

Quess Corporation Limited (Industrials, Professional Services) 144A†	2,977	$19,805

Rajesh Exports Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,704	66,301

RBL Bank Limited (Financials, Banks) 144A	24,190	110,842

REC Limited (Financials, Diversified Financial Services)	61,054	123,335

Relaxo Footwears Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,938	57,434

Reliance Nippon Life Asset Management Limited (Financials, Diversified Financial Services)	21,320	81,479

Sanofi India Limited (Health Care, Pharmaceuticals)	686	58,977

SBI Life Insurance Company Limited (Financials, Insurance) 144A	22,134	259,970

Shree Cement Limited (Materials, Construction Materials)	976	253,867

Shriram City Union Finance Limited (Financials, Consumer Finance)	1,653	31,007

Shriram Transport Finance Company Limited (Financials, Consumer Finance)	8,933	120,864

Siemens India Limited (Industrials, Industrial Conglomerates)	5,548	93,409

SKF India Limited (Industrials, Machinery)	1,846	47,886

Solar Industries India Limited (Materials, Chemicals)	1,850	28,773

South Indian Bank Limited (Financials, Banks)	112,634	17,193

Spicejet Limited (Industrials, Airlines) †	16,524	30,742

SRF Limited (Materials, Chemicals)	1,543	59,955

Star Cement Limited (Materials, Construction Materials) †	21,819	29,395

State Bank of India (Financials, Banks) †	181,149	694,712

Sterlite Technologies Limited (Information Technology, Communications Equipment)	15,891	25,436

Strides Shasun Limited (Health Care, Pharmaceuticals)	5,620	30,006

Sun TV Network Limited (Communication Services, Media)	7,632	46,861

Sundaram Finance Limited (Financials, Consumer Finance)	7,016	148,888

Sundram Fasteners Limited (Consumer Discretionary, Auto Components)	7,749	46,120

Supreme Industries Limited (Materials, Chemicals)	4,274	66,162

Suzlon Energy Limited (Industrials, Electrical Equipment) †	317,672	16,460

Syngene International Limited (Health Care, Life Sciences Tools & Services) 144A	5,902	25,577

Tata Chemicals Limited (Materials, Chemicals)	10,637	87,038

Tata Communications Limited (Communication Services, Diversified Telecommunication Services)	5,373	32,381

Tata Consultancy Services Limited (Information Technology, IT Services)	69,564	2,201,265

Tata Elxsi Limited (Information Technology, Software)	2,198	19,461

Tata Power Company Limited (Utilities, Electric Utilities)	84,043	66,792

Tata Steel Limited (Materials, Metals & Mining)	50,767	245,206

Tech Mahindra Limited (Information Technology, IT Services)	39,264	381,409

The Great Eastern Shipping Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,253	21,008

Thermax India Limited (Industrials, Machinery)	2,489	34,661

TI Financial Holdings Limited (Financials, Insurance)	6,996	44,107

Titan Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	27,444	424,722

Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	3,241	77,504

Torrent Power Limited (Utilities, Electric Utilities)	8,145	31,710

TTK Prestige Limited (Consumer Discretionary, Household Durables)	430	34,552

Tube Investments of India Limited (Consumer Discretionary, Auto Components)	7,853	37,160

TVS Motor Company Limited (Consumer Discretionary, Automobiles)	12,728	62,911

Ujjivan Financial Services Limited (Financials, Consumer Finance)	5,669	24,142

United Breweries Limited (Consumer Staples, Beverages)	4,893	94,016

United Spirits Limited (Consumer Staples, Beverages) †	21,020	184,936

UPL Limited (Materials, Chemicals)	33,545	264,574

V-Guard Industries Limited (Industrials, Electrical Equipment)	11,366	36,944

Vardhman Textiles Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,302	28,118

Varun Beverages Limited (Consumer Staples, Beverages)	4,312	39,024

VIP Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,488	45,752

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  75

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

India (continued)

Voltas Limited (Industrials, Construction & Engineering)	15,739	$141,063

Wabco India Limited (Consumer Discretionary, Auto Components)	410	35,151

Whirlpool of India Limited (Consumer Discretionary, Household Durables)	2,139	46,352

Wipro Limited (Information Technology, IT Services)	102,735	366,009

Yes Bank Limited (Financials, Banks)	132,139	110,937

Zee Entertainment Enterprises Limited (Communication Services, Media)	37,008	193,365

		34,543,182

Indonesia: 2.94%

PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	430,500	52,352

PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	97,100	29,229

PT Aneka Tambang Tbk (Materials, Metals & Mining)	464,400	35,031

PT Astra International Tbk (Consumer Discretionary, Automobiles)	1,256,000	591,033

PT Bank Central Asia Tbk (Financials, Banks)	684,200	1,471,139

PT Bank Danamon Indonesia Tbk (Financials, Banks)	167,100	56,662

PT Bank Mandiri Persero Tbk (Financials, Banks)	1,148,900	587,207

PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	443,900	240,961

PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk (Financials, Banks)	292,500	32,683

PT Bank Rakyat Indonesia Tbk (Financials, Banks)	3,199,000	962,970

PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	239,300	33,740

PT Bank Tabungan Pensiunan Nasional Tbk (Financials, Banks) †	497,277	113,934

PT Bayan Resources Group Tbk (Energy, Oil, Gas & Consumable Fuels)	10,952	12,585

PT Charoen Pokphand Indonesia Tbk (Consumer Staples, Food Products)	392,200	138,936

PT Ciputra Development Tbk (Real Estate, Real Estate Management & Development)	551,800	42,596

PT Gudang Garam Tbk (Consumer Staples, Tobacco)	29,700	145,464

PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	548,800	104,073

PT Indo Tambangraya Megah Tbk (Energy, Oil, Gas & Consumable Fuels)	22,500	20,620

PT Indocement Tunggal Prakarsa Tbk (Materials, Construction Materials)	100,900	154,533

PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	147,400	125,215

PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	279,600	156,209

PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	120,600	47,611

PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	1,345,500	160,303

PT Mayora Indah Tbk (Consumer Staples, Food Products)	245,087	43,022

PT Media Nusantara Citra Tbk (Communication Services, Media)	282,300	24,678

PT Mitra Adiperkasa Tbk (Consumer Discretionary, Multiline Retail)	502,200	35,050

PT Mitra Keluarga Karyasehat Tbk (Health Care, Health Care Providers & Services)	346,800	62,343

PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	623,100	84,339

PT Samudra Tbk (Energy, Energy Equipment & Services) †	1,511,600	47,953

PT Semen Gresik Persero Tbk (Materials, Construction Materials)	160,400	149,827

PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	1,194,600	74,952

PT Summarecon Agung Tbk (Real Estate, Real Estate Management & Development)	442,200	33,044

PT Surya Citra Media Tbk (Communication Services, Media)	416,200	36,236

PT Tambang Batubara Bukit Asam Tbk (Energy, Oil, Gas & Consumable Fuels)	235,800	41,059

PT Telekomunikasi Indonesia Persero Tbk (Communication Services, Diversified Telecommunication Services)	2,907,700	912,179

PT Tower Bersama Infrastructure Tbk (Communication Services, Diversified Telecommunication Services)	111,900	47,134

PT Unilever Indonesia Tbk (Consumer Staples, Household Products)	70,100	241,409

PT Waskita Karya Persero Tbk (Industrials, Construction & Engineering)	241,900	29,758

PT Wijaya Karya Persero Tbk (Industrials, Construction & Engineering)	179,400	27,950

PT XL Axiata Tbk (Communication Services, Wireless Telecommunication Services) †	228,800	56,131

		7,262,150

The accompanying notes are an integral part of these financial statements.

76  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value
Malaysia: 2.95%

Affin Holdings Bhd (Financials, Banks)	96,000	$45,426

AirAsia Bhd (Industrials, Airlines)	136,200	57,971

Alliance Financial Group Bhd (Financials, Banks)	67,500	48,151

AMMB Holdings Bhd (Financials, Banks)	91,700	91,580

Asiatic Development Bhd (Consumer Staples, Food Products)	32,300	76,958

Astro Malaysia Holdings Bhd (Communication Services, Media)	132,100	41,463

Axiata Group Bhd (Communication Services, Wireless Telecommunication Services)	165,000	198,133

Batu Kawan Bhd (Materials, Chemicals)	19,300	72,051

Berjaya Sports Toto Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	47,000	29,728

Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	124,000	30,665

British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	9,000	42,202

Bursa Malaysia Bhd (Financials, Capital Markets)	39,200	58,537

Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	11,100	68,360

CIMB Group Holdings Bhd (Financials, Banks)	304,900	366,852

Dialog Group Bhd (Energy, Energy Equipment & Services)	235,500	194,873

Digi.com Bhd (Communication Services, Wireless Telecommunication Services)	138,400	165,205

Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products) †	114,000	25,888

Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	8,200	68,829

Gamuda Bhd (Industrials, Construction & Engineering)	99,900	85,517

Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	135,300	193,033

HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	40,300	95,060

Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	98,600	120,275

Heineken Malaysia Bhd (Consumer Staples, Beverages)	11,300	65,830

Hong Leong Bank Bhd (Financials, Banks)	39,800	157,099

Hong Leong Financial Group Bhd (Financials, Banks)	19,500	78,176

IGB REIT Bhd (Real Estate, Equity REITs)	132,300	65,120

IJM Corporation Bhd (Industrials, Construction & Engineering)	134,400	72,865

Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	130,400	50,541

IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	93,500	26,457

KLCC Property Holdings Bhd (Real Estate, Equity REITs)	32,000	62,090

Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	40,900	41,041

Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	30,900	176,194

Lotte Chemical Titan Holding Bhd (Materials, Chemicals) 144A	41,500	24,571

LPI Capital Bhd (Financials, Insurance)	17,000	62,656

Magnum Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	53,000	35,791

Malayan Banking Bhd (Financials, Banks)	278,100	574,650

Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	52,100	101,958

Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	192,200	38,847

Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	114,800	19,927

Maxis Bhd (Communication Services, Wireless Telecommunication Services)	82,900	109,797

MISC Bhd (Industrials, Marine)	60,600	104,614

Nestle Malaysia Bhd (Consumer Staples, Food Products)	3,600	126,263

Oriental Holdings Bhd (Consumer Discretionary, Automobiles)	29,100	44,769

Petronas Chemicals Group Bhd (Materials, Chemicals)	146,800	241,903

Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	12,400	67,462

Petronas Gas Bhd (Utilities, Gas Utilities)	24,900	95,207

PPB Group Bhd (Consumer Staples, Food Products)	41,000	181,919

Press Metal Bhd (Materials, Metals & Mining)	143,300	167,646

Public Bank Bhd (Financials, Banks)	163,700	790,960

Ql Resources Bhd (Consumer Staples, Food Products)	45,560	75,184

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  77

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Malaysia (continued)

RHB Capital Bhd (Financials, Banks)	71,500	$96,909

Scientex Bhd (Materials, Chemicals)	24,800	49,181

Serba Dinamik Holdings Bhd (Energy, Energy Equipment & Services)	25,500	26,679

Sime Darby Bhd (Industrials, Industrial Conglomerates)	186,900	101,772

Sime Darby Property Bhd (Real Estate, Real Estate Management & Development)	167,100	34,966

SP Setia Bhd (Real Estate, Real Estate Management & Development)	85,500	31,716

Sunway Bhd (Real Estate, Real Estate Management & Development)	137,278	53,860

Sunway REIT Bhd (Real Estate, Equity REITs)	110,100	51,051

Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	74,700	66,609

Tenaga Nasional Bhd (Utilities, Electric Utilities)	142,800	474,019

TIME dotCom Bhd (Communication Services, Diversified Telecommunication Services)	28,900	62,741

Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	98,600	111,366

UMW Holdings Bhd (Consumer Discretionary, Automobiles)	25,000	29,782

United Plantations Bhd (Consumer Staples, Food Products)	8,400	50,893

VS Industry Bhd (Information Technology, Electronic Equipment, Instruments & Components)	78,275	23,452

Westports Holdings Bhd (Industrials, Transportation Infrastructure)	48,900	48,836

Yinson Holdings Bhd (Energy, Energy Equipment & Services)	31,300	51,726

YTL Corporation Bhd (Utilities, Multi-Utilities)	294,262	69,971

YTL Power International Bhd (Utilities, Multi-Utilities)	143,200	25,197

		7,297,020

Mexico: 3.72%

Alpek SAB de CV (Materials, Chemicals)	20,400	22,495

Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure) †	33,074	70,632

America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	1,591,823	1,164,390

Arca Continental SAB de CV (Consumer Staples, Beverages)	26,067	136,347

Banco del Bajio SA (Financials, Banks) 144A	60,700	101,008

Banco Santander Mexico SA (Financials, Banks)	99,578	126,550

Becle SAB de CV ADR (Consumer Staples, Beverages)	37,000	51,914

Cemex SAB de CV ADR (Materials, Construction Materials)	93,102	349,133

CFE Capital S de RL de CV (Financials, Banks)	59,947	61,318

Coca-Cola Femsa SAB de CV (Consumer Staples, Beverages)	33,728	200,064

Corporacion Inmobiliaria Vesta SAB de CV (Real Estate, Real Estate Management & Development)	45,100	70,210

El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	14,233	73,830

Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	255,653	353,984

Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	136,728	1,250,586

Genomma Lab Internacional SAB de CV Class B (Health Care, Pharmaceuticals) †	70,293	58,924

Gentera SAB de CV (Financials, Consumer Finance)	68,448	50,956

GMexico Transportes SAB de CV (Industrials, Road & Rail) 144A	38,700	44,509

Gruma SAB de CV Class B (Consumer Staples, Food Products)	13,225	123,154

Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	20,810	122,369

Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	25,415	241,602

Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	12,990	191,290

Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	29,801	85,991

Grupo Cementos de Chihuahua SAB de CV (Materials, Construction Materials)	10,600	55,535

Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	21,944	30,417

Grupo Elektra SAB de CV (Financials, Banks)	3,844	264,882

Grupo Financiero Banorte SAB de CV (Financials, Banks)	191,000	1,030,599

Grupo Financiero Inbursa SAB de CV (Financials, Banks)	137,300	169,214

Grupo Lala SAB de CV (Consumer Staples, Food Products)	36,367	37,997

Grupo Mexico SAB de CV Series B (Materials, Metals & Mining)	238,900	550,120

The accompanying notes are an integral part of these financial statements.

78  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Mexico (continued)

Industrias Bachoco SAB de CV Series B (Consumer Staples, Food Products)	10,255	$47,019

Industrias CH SAB de CV Series B (Materials, Metals & Mining) †	8,900	30,335

Industrias Penoles SAB de CV (Materials, Metals & Mining)	26,348	316,836

Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	28,600	120,556

Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	49,305	59,511

Mexichem SAB de CV (Materials, Chemicals)	52,124	95,449

Nemak SAB de CV (Consumer Discretionary, Auto Components)	204,900	95,490

PLA Administradora Industrial S de RL de CV (Real Estate, Equity REITs)	50,604	73,047

Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	23,294	45,352

Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	14,384	120,059

Regional SAB de CV (Financials, Banks)	14,900	67,372

Telesites SAB de CV (Communication Services, Diversified Telecommunication Services) †	221,000	138,942

Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	315,139	894,085

		9,194,073

Netherlands: 0.09%

X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)	6,394	220,081

Philippines: 2.57%

Aboitiz Equity Ventures Incorporated (Industrials, Industrial Conglomerates)	154,910	160,393

Aboitiz Power Corporation (Utilities, Independent Power & Renewable Electricity Producers)	88,500	64,602

Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	381,700	93,120

Altus San Nicolas Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †(a)	1,637	163

Ayala Corporation (Industrials, Industrial Conglomerates)	18,760	333,343

Ayala Land Incorporated (Real Estate, Real Estate Management & Development)	484,410	440,140

Bank of the Philippine Islands (Financials, Banks)	120,920	204,292

BDO Unibank Incorporated (Financials, Banks)	143,690	411,272

Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	251,100	49,875

China Banking Corporation (Financials, Banks)	149,603	75,150

Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	261,087	34,807

D&L Industries Incorporated (Materials, Chemicals)	223,800	39,423

DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	288,500	50,155

Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) †(a)‡	231,800	30,591

First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	60,100	30,479

Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	1,960	76,431

Golden Bria Holdings Incorporated (Consumer Discretionary, Diversified Consumer Services) †	6,640	55,485

GT Capital Holdings Incorporated (Industrials, Industrial Conglomerates)	6,003	104,706

International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	110,200	287,474

JG Summit Holdings (Industrials, Industrial Conglomerates)	293,430	405,557

Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	45,370	207,251

MacroAsia Corporation (Industrials, Transportation Infrastructure)	96,200	35,111

Manila Electric Company (Utilities, Electric Utilities)	17,660	123,823

Manila Water Company (Utilities, Water Utilities)	66,600	28,785

Megaworld Corporation (Real Estate, Real Estate Management & Development)	821,400	80,945

Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	870,100	82,735

Metropolitan Bank & Trust Company (Financials, Banks)	153,210	208,665

Philippine National Bank (Financials, Banks) †	70,020	63,083

Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	17,993	49,772

Pilipinas Shell Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels)	34,730	20,948

PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	8,220	186,167

Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	75,110	63,340

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  79

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Philippines (continued)

Rizal Commercial Banking (Financials, Banks)	82,600	$43,793

Robinsons Land Company (Real Estate, Real Estate Management & Development)	85,000	40,820

Robinsons Retail Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	56,700	84,956

San Miguel Corporation (Industrials, Industrial Conglomerates)	38,150	131,912

San Miguel Food & Beverage Incorporated (Consumer Staples, Food Products)	42,520	73,511

Security Bank Corporation (Financials, Banks)	32,400	126,967

Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	82,100	36,589

SM Investments Corporation (Industrials, Industrial Conglomerates)	44,135	869,856

SM Prime Holdings Incorporated (Real Estate, Real Estate Management & Development)	871,900	591,232

Universal Robina Corporation (Consumer Staples, Food Products)	60,400	200,724

Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	326,200	48,249

		6,346,692

Russia: 6.01%

Aeroflot PJSC (Industrials, Airlines)	27,218	44,391

Alrosa PJSC (Materials, Metals & Mining)	185,890	205,981

Credit Bank of Moscow PJSC (Financials, Banks)	234,200	20,966

Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	26,875	166,282

Gazprom PJSC (Energy, Oil, Gas & Consumable Fuels)	879,060	3,059,514

Inter Rao Ues PJSC (Utilities, Electric Utilities)	1,550,002	100,084

LSR Group PJSC (Real Estate, Real Estate Management & Development)	844	9,658

Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	42,110	3,389,442

M.video PSJC (Consumer Discretionary, Specialty Retail) †	1,920	13,156

Magnit PJSC (Consumer Staples, Food & Staples Retailing)	5,223	288,592

Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	28,600	17,918

MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	3,621	868,475

Mobile TeleSystems PJSC (Communication Services, Wireless Telecommunication Services)	51,634	206,699

Nizhnekamskneftekhim PJSC (Materials, Chemicals)	24,882	31,331

Novolipetsk Steel PJSC (Materials, Metals & Mining)	42,290	93,988

PhosAgro PJSC (Materials, Chemicals)	1,805	69,078

PIK Group PJSC (Real Estate, Real Estate Management & Development)	5,249	30,466

Polyus PJSC (Materials, Metals & Mining)	1,140	130,730

Rosgosstrakh PJSC (Financials, Insurance) †	11,193,000	23,490

Rosneft Oil Company PJSC (Energy, Oil, Gas & Consumable Fuels)	240,540	1,467,363

Rostelecom PJSC (Communication Services, Diversified Telecommunication Services)	43,760	53,055

RussNeft PJSC (Energy, Oil, Gas & Consumable Fuels) †	6,600	57,600

Safmar Financial Investment PJSC (Financials, Consumer Finance)	3,840	28,505

Sberbank of Russia PJSC (Financials, Banks)	636,810	2,135,523

Severstal PJSC (Materials, Metals & Mining)	7,190	107,457

Sistema PJSFC (Communication Services, Wireless Telecommunication Services)	69,200	12,058

Surgutneftegas PJSC (Energy, Oil, Gas & Consumable Fuels)	2,054,400	843,656

Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	100,790	1,116,682

United Wagon PJSC (Industrials, Road & Rail) †	4,134	23,047

Uralkali PJSC (Materials, Chemicals) †	10,740	19,129

VTB Bank PJSC (Financials, Banks)	389,490,000	224,814

		14,859,130

South Africa: 3.75%

Absa Group Limited (Financials, Banks)	42,150	427,064

ADvTECH Limited (Consumer Discretionary, Diversified Consumer Services)	27,968	20,448

AECI Limited (Materials, Chemicals)	6,341	38,037

The accompanying notes are an integral part of these financial statements.

80  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

South Africa (continued)

African Rainbow Minerals Limited (Materials, Metals & Mining)	5,311	$58,020

Anglo American Platinum Limited (Materials, Metals & Mining)	3,769	231,262

Anglogold Ashanti Limited (Materials, Metals & Mining)	23,489	536,002

Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals)	20,623	106,998

Assore Limited (Materials, Metals & Mining)	1,950	39,524

Astral Foods Limited (Consumer Staples, Food Products)	2,091	21,892

Attacq Limited (Real Estate, Equity REITs)	48,493	35,166

Avi Limited (Consumer Staples, Food Products)	18,274	99,943

Barloworld Limited (Industrials, Trading Companies & Distributors)	11,081	80,956

Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	17,446	373,792

Capitec Bank Holdings Limited (Financials, Banks)	3,735	269,597

Cashbuild Limited (Consumer Discretionary, Specialty Retail)	1,574	24,726

Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	13,342	175,035

Coronation Fund Managers Limited (Financials, Capital Markets)	9,788	27,418

Dis-Chem Pharmacies Limited (Consumer Staples, Food & Staples Retailing)	22,275	32,674

Equites Property Fund Limited (Real Estate, Equity REITs)	32,594	45,489

Exxaro Resources Limited (Energy, Oil, Gas & Consumable Fuels)	13,673	122,743

Foschini Limited (Consumer Discretionary, Specialty Retail)	12,230	121,343

Gold Fields Limited (Materials, Metals & Mining)	47,278	283,193

Growthpoint Properties Limited (Real Estate, Equity REITs)	159,521	241,878

Harmony Gold Mining Company Limited (Materials, Metals & Mining) †	26,299	96,328

Hosken Consolidated Investments Limited (Industrials, Industrial Conglomerates)	3,463	22,099

Hyprop Investments Limited (Real Estate, Equity REITs)	13,191	57,229

Impala Platinum Holdings Limited (Materials, Metals & Mining) †	35,076	199,906

Imperial Holdings Limited (Consumer Discretionary, Distributors)	9,532	34,593

Investec Limited (Financials, Capital Markets)	15,344	81,015

Italtile Limited (Consumer Discretionary, Specialty Retail)	39,810	37,268

JSE Limited (Financials, Capital Markets)	4,862	41,348

KAP Industrial Holdings Limited (Industrials, Industrial Conglomerates)	152,242	52,592

Kumba Iron Ore Limited (Materials, Metals & Mining)	3,447	89,302

Liberty Holdings Limited (Financials, Insurance)	6,480	46,833

Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	78,279	117,712

Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	4,747	14,079

Momentum Metropolitan Holdings Limited (Financials, Insurance)	53,270	57,734

Motus Holdings Limited (Consumer Discretionary, Specialty Retail)	12,521	61,909

Mr Price Group Limited (Consumer Discretionary, Specialty Retail)	13,880	157,103

MTN Group Limited (Communication Services, Wireless Telecommunication Services)	79,365	536,765

MultiChoice Group Limited (Communication Services, Media) †	27,643	242,593

Nampak Limited (Materials, Containers & Packaging) †	29,769	18,251

Nedbank Group Limited (Financials, Banks)	20,899	311,375

Netcare Limited (Health Care, Health Care Providers & Services)	75,539	81,173

Northam Platinum Limited (Materials, Metals & Mining) †	25,106	130,175

Pepkor Holdings Limited (Consumer Discretionary, Household Durables)	61,785	67,778

Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	20,385	77,676

Pioneer Foods Group Limited (Consumer Staples, Food Products)	8,436	58,673

PPC Limited (Materials, Construction Materials) †	60,025	15,749

PSG Group Limited (Financials, Diversified Financial Services)	10,215	135,062

Rand Merchant Investment Holdings Limited (Financials, Insurance)	55,414	108,207

Redefine Properties Limited (Real Estate, Equity REITs)	338,383	175,117

Reunert Limited (Industrials, Industrial Conglomerates)	8,859	37,670

RMB Holdings Limited (Financials, Diversified Financial Services)	40,278	189,723

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  81

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

South Africa (continued)

SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	110,433	$23,370

Santam Limited (Financials, Insurance)	2,423	45,525

Sappi Limited (Materials, Paper & Forest Products)	28,175	83,993

Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	27,958	208,255

Sibanye Gold Limited (Materials, Metals & Mining) †	73,523	101,157

SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	9,823	112,569

Standard Bank Group Limited (Financials, Banks)	70,671	825,852

Super Group Limited (Consumer Staples, Food & Staples Retailing) †	22,058	41,589

Telkom SA SOC Limited (Communication Services, Diversified Telecommunication Services)	15,849	83,180

The Bidvest Group Limited (Industrials, Industrial Conglomerates)	17,668	208,143

Tiger Brands Limited (Consumer Staples, Food Products)	10,114	139,301

Truworths International Limited (Consumer Discretionary, Specialty Retail)	24,203	84,039

Vodacom Group Limited (Communication Services, Wireless Telecommunication Services)	34,024	258,599

Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	55,716	68,760

Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	3,080	20,341

Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	52,353	190,447

		9,261,357

South Korea: 12.92%

AfreecaTV Company Limited (Communication Services, Interactive Media & Services)	510	25,600

Amicogen Incorporated (Health Care, Biotechnology) †	966	16,150

Amorepacific Corporation (Consumer Staples, Personal Products)	2,054	220,450

Amorepacific Group (Consumer Staples, Personal Products)	2,487	121,142

Ananti Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) †	2,199	22,058

Asiana Airlines (Industrials, Airlines) †	8,186	38,928

BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	630	105,845

BH Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	1,510	19,572

BNK Financial Group Incorporated (Financials, Banks)	22,189	122,738

Bukwang Pharmaceutical Company (Health Care, Pharmaceuticals)	3,211	36,849

Celltrion Incorporated (Health Care, Pharmaceuticals) †	5,479	710,178

Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	3,429	40,058

Cheil Worldwide Incorporated (Communication Services, Media)	6,387	139,209

Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	713	48,799

CJ CGV Company Limited (Communication Services, Entertainment)	1,075	29,776

CJ Cheiljedang Corporation (Consumer Staples, Food Products)	609	114,887

CJ Corporation (Industrials, Industrial Conglomerates)	1,150	77,379

CJ ENM Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	881	117,030

CJ Korea Express Corporation (Industrials, Road & Rail) †	917	108,261

Com2us Corporation (Communication Services, Entertainment)	671	52,073

Cosmax Incorporated (Consumer Staples, Personal Products)	532	31,316

Coway Company Limited (Consumer Discretionary, Household Durables)	3,065	213,063

CrystalGenomics Incorporated (Health Care, Biotechnology) †	2,307	25,332

Daeduck Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	4,865	37,876

Daelim Industrial Company Limited (Industrials, Construction & Engineering)	1,801	145,270

Daesang Corporation (Consumer Staples, Food Products)	1,794	32,140

Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	15,414	53,193

Daewoo Shipbuilding & Marine Engineering Company Limited (Industrials, Machinery) †	2,594	58,465

Daewoong Company Limited (Health Care, Pharmaceuticals)	3,015	41,071

Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	388	53,655

Daishin Securities Company Limited (Financials, Capital Markets)	3,267	31,557

The accompanying notes are an integral part of these financial statements.

82  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

South Korea (continued)

Daou Technology Incorporated (Financials, Capital Markets)	1,774	$28,560

DB HiTek Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,790	33,860

Dentium Company Limited (Health Care, Health Care Equipment & Supplies)	578	32,735

DGB Financial Group Incorporated (Financials, Banks)	11,448	65,120

Dong-A ST Company Limited (Health Care, Pharmaceuticals)	467	32,849

Dongbu Insurance Company Limited (Financials, Insurance)	4,127	163,206

Doosan Bobcat Incorporated (Industrials, Machinery)	3,242	95,955

Doosan Corporation (Industrials, Industrial Conglomerates)	1,160	96,248

Doosan Heavy Industries & Construction Company Limited (Industrials, Electrical Equipment) †	7,700	38,015

Doosan Infracore Company Limited (Industrials, Machinery) †	8,860	45,205

DoubleUGames Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	709	32,428

Douzone Bizon Company Limited (Information Technology, Software)	1,119	53,028

E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	1,318	126,223

Ecopro Company Limited (Materials, Chemicals) †	1,205	20,046

Enzychem Lifesciences Corporation (Health Care, Pharmaceuticals) †	467	21,745

EO Technics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	655	39,476

F&F Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	585	37,913

Fila Korea Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,557	167,976

Genexine Company Limited (Health Care, Biotechnology) †	893	38,411

Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,144	34,162

Green Cross Corporation (Health Care, Biotechnology)	452	40,302

Green Cross Holdings Corporation (Health Care, Biotechnology)	2,316	35,373

GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	5,243	140,246

GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	5,869	232,580

GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	399	52,541

GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	1,787	57,095

Hana Financial Group Incorporated (Financials, Banks)	20,085	538,916

Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	772	26,642

Hanall Biopharma Company Limited (Health Care, Pharmaceuticals) †	2,141	47,018

Handsome Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,253	30,465

Hanjin Kal Corporation (Industrials, Airlines)	2,754	67,074

Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	5,606	134,914

Hanmi Pharm Company Limited (Health Care, Pharmaceuticals)	535	123,895

Hanmi Science Company Limited (Health Care, Pharmaceuticals)	3,070	103,664

Hanon Systems (Consumer Discretionary, Auto Components)	10,829	103,708

Hansol Chemical Company Limited (Materials, Chemicals)	645	41,855

Hanssem Company Limited (Consumer Discretionary, Household Durables)	1,334	66,521

Hanwha Chem Corporation (Materials, Chemicals)	7,029	100,394

Hanwha Corporation (Industrials, Industrial Conglomerates)	3,844	77,753

Hanwha Life Insurance Company Limited (Financials, Insurance)	29,432	61,719

Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	3,693	118,603

Harim Holdings Company Limited (Consumer Staples, Food Products)	4,079	32,531

HDC Hyundai Development Co-Engineering & Construction (Industrials, Construction & Engineering)	3,148	93,173

Hite Jinro Company Limited (Consumer Staples, Beverages)	2,570	46,679

HLB Life Science Company Limited (Health Care, Health Care Providers & Services) †	2,502	14,790

Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	2,660	173,051

Hugel Incorporated (Health Care, Biotechnology) †	200	60,764

Hyosung Corporation (Materials, Chemicals)	607	43,298

Hyundai Construction Equipment Corporation (Industrials, Machinery)	1,000	24,438

Hyundai Department Store Company Limited (Consumer Discretionary, Multiline Retail)	2,032	130,853

Hyundai Elevator Company (Industrials, Machinery)	1,129	73,356

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  83

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

South Korea (continued)

Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	5,161	$176,188

Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	1,467	193,783

Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	702	53,958

Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	4,877	96,231

Hyundai Merchant Marine Company Limited (Industrials, Marine) †	17,598	49,325

Hyundai Mipo Dockyard Company Limited (Industrials, Machinery)	1,687	57,452

Hyundai Mobis Company (Consumer Discretionary, Auto Components)	4,411	904,961

Hyundai Motor Company (Consumer Discretionary, Automobiles)	10,234	1,085,712

Hyundai Robotics Company Limited (Industrials, Machinery)	702	192,126

Hyundai Rotem Company (Industrials, Machinery) †	3,277	46,399

Hyundai Steel Company (Materials, Metals & Mining)	5,814	179,040

Hyundai Wia Corporation (Consumer Discretionary, Auto Components)	1,009	35,945

Industrial Bank of Korea (Financials, Banks)	17,885	183,095

ING Life Insurance Korea Limited (Financials, Insurance)	2,363	52,576

Innocean Worldwide Incorporated (Communication Services, Media)	766	42,624

iNtRON Biotechnology Incorporated (Health Care, Biotechnology) †	1,613	17,179

JB Financial Group Company Limited (Financials, Banks)	9,519	43,145

Jcontentree Corporation (Communication Services, Entertainment) †	752	20,985

JYP Entertainment Corporation (Communication Services, Entertainment)	2,128	33,644

Kakao Corporation (Communication Services, Interactive Media & Services)	3,597	399,419

Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,474	197,639

KB Financial Group Incorporated (Financials, Banks)	28,718	941,263

KCC Corporation (Industrials, Building Products)	464	86,383

KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	1,483	38,751

Kia Motors Corporation (Consumer Discretionary, Automobiles)	17,960	647,969

Kiwoom Securities Company (Financials, Capital Markets)	651	35,365

KMW Company Limited (Information Technology, Communications Equipment) †	1,598	87,733

Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	731	46,229

Kolmar Korea Company Limited (Consumer Staples, Personal Products)	929	33,287

Kolon Industries Incorporated (Materials, Chemicals)	1,222	40,153

Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	6,672	216,479

Korea Electric Power Corporation (Utilities, Electric Utilities) †	20,656	435,716

Korea Gas Corporation (Utilities, Gas Utilities)	2,850	91,882

Korea Investment Holdings Company Limited (Financials, Capital Markets)	2,658	158,657

Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	244	23,569

Korea Reinsurance Company (Financials, Insurance)	9,523	63,840

Korea Zinc Company Limited (Materials, Metals & Mining)	996	357,697

Korean Air Lines Company Limited (Industrials, Airlines)	5,261	96,425

KT&G Corporation (Consumer Staples, Tobacco)	9,062	763,116

Kumho Petrochemical Company Limited (Materials, Chemicals)	1,654	95,997

Kumho Tire Company Incorporated (Consumer Discretionary, Auto Components) †	9,038	30,593

L&F Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,191	28,810

LEENO Industrial Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	799	36,611

LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,799	28,665

LG Chem Limited (Materials, Chemicals)	3,200	873,148

LG Corporation (Industrials, Industrial Conglomerates)	9,222	542,090

LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	14,789	170,325

LG Electronics Incorporated (Consumer Discretionary, Household Durables)	8,055	407,654

The accompanying notes are an integral part of these financial statements.

84  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

South Korea (continued)

LG Household & Health Care Limited (Consumer Staples, Personal Products)	698	$679,415

LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	904	73,514

LG International Corporation (Industrials, Trading Companies & Distributors)	1,745	24,779

LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	19,812	215,908

Lotte Chemical Corporation (Materials, Chemicals)	1,128	209,536

Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	253	27,154

Lotte Corporation (Industrials, Industrial Conglomerates)	5,195	143,037

LOTTE Fine Chemical Company Limited (Materials, Chemicals)	1,114	40,099

Lotte Food Company Limited (Consumer Staples, Food Products)	70	25,602

LOTTE Himart Company Limited (Consumer Discretionary, Specialty Retail)	917	23,696

Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	927	104,084

LS Corporation (Industrials, Electrical Equipment)	1,910	71,275

LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	1,187	45,030

Mando Corporation (Consumer Discretionary, Auto Components)	2,151	60,557

Medy-Tox Incorporated (Health Care, Biotechnology)	346	100,551

Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	3,002	31,848

Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	3,862	57,233

Meritz Securities Company Limited (Financials, Capital Markets)	19,490	76,512

Mezzion Pharma Company Limited (Health Care, Pharmaceuticals) †	338	28,435

Mirae Asset Daewoo Company Limited (Financials, Capital Markets)	31,166	191,435

Mirae Asset Life Insurance Company Limited (Financials, Insurance)	8,946	30,466

Naver Corporation (Communication Services, Interactive Media & Services)	10,707	1,295,006

NCsoft Corporation (Communication Services, Entertainment)	1,097	486,348

NH Investment & Securities Company Limited (Financials, Capital Markets)	8,907	90,449

NHN Entertainment Corporation (Communication Services, Entertainment) †	836	41,895

Nong Shim Company Limited (Consumer Staples, Food Products)	307	60,830

OIC Company Limited (Materials, Chemicals)	1,347	73,842

Oscotec Incorporated (Health Care, Pharmaceuticals) †	1,401	20,993

Osstem Implant Company Limited (Health Care, Health Care Equipment & Supplies) †	757	28,780

Ottogi Corporation (Consumer Staples, Food Products)	176	82,969

Pan Ocean Company Limited (Industrials, Marine) †	15,621	62,677

Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,290	44,002

Partron Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	3,488	33,548

Pearl Abyss Corporation (Communication Services, Entertainment) †	553	88,891

Pharmicell Company Limited (Health Care, Biotechnology) †	3,826	23,754

Poongsan Corporation (Materials, Metals & Mining)	1,421	25,810

POSCO (Materials, Metals & Mining)	5,903	1,028,304

POSCO Chemtech Company Limited (Materials, Construction Materials)	1,695	73,747

Posco International Corporation (Industrials, Trading Companies & Distributors)	2,929	44,373

S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	2,405	192,003

S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	1,450	120,908

Sam Chun Dang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	953	25,059

Samsung C&T Corporation (Industrials, Industrial Conglomerates)	9,155	653,038

Samsung Card Company Limited (Financials, Consumer Finance)	2,272	62,181

Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	10,567	135,223

Samsung Fire & Marine Insurance (Financials, Insurance)	2,222	420,093

Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,607	421,855

Samsung Securities Company Limited (Financials, Capital Markets)	4,164	121,353

Samwha Capacitor Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	581	19,427

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  85

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

South Korea (continued)

Samyang Holdings Corporation (Consumer Staples, Food Products)	582	$28,926

Sangsangin Company Limited (Financials, Thrifts & Mortgage Finance) †	3,259	31,480

Seegene Incorporated (Health Care, Biotechnology) †	1,430	25,560

Seoul Semiconductor Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,537	30,894

SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,296	42,585

Shinhan Financial Group Company Limited (Financials, Banks)	29,937	1,007,168

Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	526	100,315

Shinsegae International Company Limited (Consumer Discretionary, Specialty Retail)	191	29,251

SK Chemicals Company Limited (Materials, Chemicals)	584	20,997

SK Company Limited (Industrials, Industrial Conglomerates)	3,555	586,997

SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	35,690	2,280,624

SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	3,673	500,347

SK Materials Company Limited (Materials, Chemicals)	311	46,807

SK Networks Company Limited (Industrials, Trading Companies & Distributors)	9,887	43,507

SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	4,002	791,314

SKC Company Limited (Materials, Chemicals)	1,381	52,447

SM Entertainment Company (Communication Services, Entertainment) †	1,439	35,403

Soulbrain Company Limited (Materials, Chemicals)	603	33,902

Ssangyong Cement Industrial Company Limited (Materials, Construction Materials)	8,057	38,580

STCube Incorporated (Health Care, Biotechnology) †	1,584	15,824

Studio Dragon Corporation (Communication Services, Entertainment) †	620	31,736

Taekwang Industrial Company Limited (Materials, Chemicals)	35	31,005

Taeyoung Engineering & Construction Company Limited (Industrials, Construction & Engineering)	2,857	28,658

Wonik IPS Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,449	47,514

Woori Financial Group Incorporated (Financials, Banks)	30,386	298,529

Young Poong Corporation (Materials, Metals & Mining)	82	38,114

Youngone Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,347	68,206

Yuhan Corporation (Health Care, Pharmaceuticals)	753	142,674

Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	8,550	31,694

		31,925,707

Taiwan: 12.08%

Accton Technology Corporation (Information Technology, Communications Equipment)	34,000	179,147

Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	186,000	101,853

Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	27,000	229,513

Aerospace industrial Development Corporation (Industrials, Aerospace & Defense)	49,000	49,062

ASE Industrial Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	196,000	445,540

Asia Cement Corporation (Materials, Construction Materials)	134,000	183,445

Asia Optical Company Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	14,000	38,198

ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	32,155

Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	46,000	298,758

AU Optronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	570,000	148,443

BizLink Holding Incorporated (Industrials, Electrical Equipment)	6,000	41,165

Capital Securities Corporation (Financials, Capital Markets)	254,700	70,953

Career Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,840	20,094

The accompanying notes are an integral part of these financial statements.

86  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Taiwan (continued)

Cathay No.1 REIT (Real Estate, Equity REITs)	148,500	$72,808

Cathay Real Estate Development Company Limited (Real Estate, Real Estate Management & Development)	43,000	27,859

Chailease Holding Company Limited (Financials, Diversified Financial Services)	77,211	306,042

Chang Hwa Commercial Bank (Financials, Banks)	412,105	265,028

Cheng Loong Corporation (Materials, Containers & Packaging)	61,000	34,083

Cheng Shin Rubber Industry Company Limited (Consumer Discretionary, Auto Components)	147,000	205,922

Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	38,335	107,646

Chilisin Electronics Corporation (Information Technology, Electronic Equipment, Instruments & Components)	13,225	33,136

Chin Poon Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	24,000	24,413

China Airlines (Industrials, Airlines)	311,000	91,488

China Bills Finance Corporation (Financials, Capital Markets)	140,535	65,995

China Development Financial Holding Corporation (Financials, Insurance)	957,000	276,954

China Motor Company Limited (Consumer Discretionary, Automobiles)	52,000	41,388

China Petrochemical Development Corporation (Materials, Chemicals)	194,350	61,442

China Steel Chemical Corporation (Materials, Chemicals)	13,000	52,149

China Steel Corporation (Materials, Metals & Mining)	821,000	605,099

Chong Hong Construction Company Limited (Real Estate, Real Estate Management & Development)	19,000	48,392

Chroma ATE Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	25,000	120,981

Chunghwa Telecom Company Limited (Communication Services, Diversified Telecommunication Services)	324,000	1,124,355

Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	8,000	38,841

Clevo Company (Information Technology, Technology Hardware, Storage & Peripherals)	35,000	33,986

Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	271,000	154,869

Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	74,000	75,626

CTBC Financial Holding Company Limited (Financials, Banks)	1,220,000	790,417

CTCI Corporation (Industrials, Construction & Engineering)	54,000	75,301

Cub Elecparts Incorporated (Consumer Discretionary, Auto Components)	4,011	36,586

Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	139,000	648,313

E.SUN Financial Holding Company Limited (Financials, Banks)	693,764	557,706

Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,000	183,381

Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	18,100	49,096

Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,000	67,240

Ennoconn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	3,000	21,442

Eternal Chemical Company Limited (Materials, Chemicals)	76,453	60,121

Eva Airways Corporation (Industrials, Airlines)	264,964	119,365

Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	177,850	72,759

Everlight Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	43,000	37,647

Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	66,000	49,694

Far Eastern International Bank (Financials, Banks)	222,259	82,082

Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	255,000	231,375

Far EasTone Telecommunications Company Limited (Communication Services, Wireless Telecommunication Services)	137,000	319,274

Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	50,506	87,795

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  87

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Taiwan (continued)

Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	32,400	$210,946

First Financial Holding Company Limited (Financials, Banks)	654,503	448,004

Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	15,000	44,795

Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	290,000	813,403

Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	110,000	340,401

Formosa Plastics Corporation (Materials, Chemicals)	344,000	1,030,576

Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	74,000	80,220

Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,000	108,997

Fusheng Precision Company Limited (Consumer Discretionary, Leisure Products)	8,000	41,770

General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,000	36,071

Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	24,000	36,180

Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	24,000	166,953

Gigabyte Technology Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	34,000	57,154

Global Unichip Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	37,727

Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,936	28,348

Grand Pacific Petrochemical Corporation (Materials, Chemicals) †	53,000	31,301

Grape King Bio Limited (Consumer Staples, Personal Products)	9,000	55,301

Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	55,377	65,056

Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	29,000	38,085

Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	154,000	32,849

Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	69,000	108,739

Hiwin Technologies Corporation (Industrials, Machinery)	16,376	132,687

Holtek Semiconductor Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	16,000	34,078

Holy Stone Enterprise Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	10,000	29,067

Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	783,400	1,850,630

Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	25,000	352,197

HTC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	45,000	49,785

Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	608,574	386,535

Huaku Development Company Limited (Real Estate, Real Estate Management & Development)	19,000	48,695

Hung Sheng Construction Company Limited (Real Estate, Real Estate Management & Development)	41,200	26,168

Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	581,000	129,851

International CSRC Investment Holdings Company Limited (Materials, Chemicals)	52,206	53,436

Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	209,000	143,060

ITEQ Corporation (Information Technology, Electronic Equipment, Instruments & Components)	10,000	43,617

Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	69,875	65,626

King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	59,000	64,147

King’s Town Bank Company Limited (Financials, Banks)	61,000	59,718

Kinpo Electronics Incorporated (Consumer Discretionary, Household Durables)	118,000	38,695

Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	65,100	70,053

Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	139,000	221,267

LOTES Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,000	39,796

Machvision Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	32,474

The accompanying notes are an integral part of these financial statements.

88  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Taiwan (continued)

Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	99,536	$87,304

Makalot Industrial Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,800	87,170

Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	97,000	1,134,909

Mega Financial Holding Company Limited (Financials, Banks)	716,000	655,365

Mercuries Life Insurance Company (Financials, Insurance) †	90,302	30,187

Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	15,000	86,676

Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	55,778

Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	52,000	138,733

Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	50,754	44,598

Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	33,000	40,239

Nan Pao Resins Chemical Company Limited (Materials, Chemicals)	5,000	25,947

Nan Ya Plastics Corporation (Materials, Chemicals)	405,000	887,106

Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	69,000	154,651

Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	9,000	78,797

Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	35,000	207,259

O-Bank No.1 Real Estate Investment Trust (Real Estate, Equity REITs)	28,201	8,215

Oriental Union Chemical Corporation (Materials, Chemicals)	43,000	29,160

Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	126,000	210,201

Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	171,000	213,410

Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	48,000	114,766

President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	36,000	334,670

Primax Electronics Limited (Information Technology, Technology Hardware, Storage & Peripherals)	22,000	41,394

Prince Housing & Development Corporation (Real Estate, Real Estate Management & Development)	139,800	48,514

Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	93,000	59,365

Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	177,000	318,386

Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	25,000	90,337

Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	34,000	232,728

Ruentex Development Company Limited (Real Estate, Real Estate Management & Development)	43,880	59,443

Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	53,000	34,507

Sercomm Corporation (Information Technology, Communications Equipment)	18,000	47,278

Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	29,700	40,375

Shin Kong No.1 REIT (Real Estate, Equity REITs)	117,000	61,983

Shin Zu Shing Company Limited (Industrials, Machinery)	9,000	34,384

Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	92,000	34,123

Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,000	52,531

Sinopac Financial Holdings Company Limited (Financials, Banks)	744,400	280,839

Sitronix Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	36,103

Standard Foods Corporation (Consumer Staples, Food Products)	34,000	67,329

Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	89,000	104,839

Systex Corporation (Information Technology, IT Services)	17,000	39,510

Ta Chen Stainless Pipe Company (Materials, Metals & Mining)	62,840	76,224

Taichung Commercial Bank (Financials, Banks)	193,685	72,763

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  89

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Taiwan (continued)

Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	152,000	$55,651

Taishin Financial Holdings Company Limited (Financials, Banks)	695,481	296,703

Taiwan Business Bank (Financials, Banks)	297,171	116,371

Taiwan Cement Corporation (Materials, Construction Materials)	356,896	436,888

Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	618,315	393,706

Taiwan Fertilizer Company Limited (Materials, Chemicals)	52,000	75,161

Taiwan Glass Industrial Corporation (Industrials, Building Products)	92,000	34,123

Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	202,000	243,738

Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	22,000	40,414

Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	169,000	602,611

Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,000	45,409

Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	23,000	62,974

Taiwan Surface Mounting Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	14,000	33,161

TECO Electric & Machinery Company Limited (Industrials, Electrical Equipment)	126,000	99,885

The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	246,000	397,861

Tong Hsing Electronic Industries Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,000	26,632

Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	24,000	34,690

TPK Holding Company Limited (Information Technology, Electronic Equipment, Instruments & Components) †	19,000	34,358

Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	17,000	35,667

Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	29,000	104,791

TSRC Corporation (Materials, Chemicals)	48,000	36,447

Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	69,000	45,583

U-Ming Marine Transport Corporation (Industrials, Marine)	33,000	36,299

Uni-President Enterprises Corporation (Consumer Staples, Food Products)	359,000	875,498

Unimicron Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	72,000	89,513

Union Bank of Taiwan (Financials, Banks)	178,382	57,643

United Integrated Services Company Limited (Industrials, Construction & Engineering)	10,000	49,347

United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	688,000	294,607

United Renewable Energy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	142,000	36,212

Visual Photonics Epitaxy Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	26,734

Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	4,000	89,780

Walsin Lihwa Corporation (Industrials, Electrical Equipment)	177,000	77,765

Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	21,000	105,635

Wan Hai Lines Limited (Industrials, Marine)	87,000	52,627

Waterland Financial Holdings (Financials, Capital Markets)	223,527	74,367

Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	160,000	86,851

Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	155,607	123,356

Wistron Neweb Corporation (Information Technology, Communications Equipment)	29,599	74,257

Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6,000	82,139

WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	96,440	122,047

The accompanying notes are an integral part of these financial statements.

90  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Taiwan (continued)

WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	43,000	$52,706

Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	18,566	134,176

YFY Incorporated (Materials, Paper & Forest Products)	97,000	35,669

Yieh Phui Enterprise Company Limited (Materials, Metals & Mining)	146,013	41,977

Yuanta Financial Holding Company Limited (Financials, Capital Markets)	749,000	430,419

Yulon Finance Corporation (Financials, Consumer Finance)	8,100	28,367

Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	52,000	34,600

Yungtay Engineering Company Limited (Industrials, Machinery)	19,000	39,258

Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	33,000	121,872

		29,865,521

Thailand: 5.01%

Advanced Info Service PCL (Communication Services, Wireless Telecommunication Services)	69,100	524,367

Aeon Thana Sinsap PCL (Financials, Consumer Finance)	4,300	30,802

Amata Corporation PCL (Real Estate, Real Estate Management & Development)	63,200	54,781

AP Thailand PCL (Real Estate, Real Estate Management & Development)	149,100	35,602

B.Grimm PCL (Utilities, Independent Power & Renewable Electricity Producers)	42,600	54,691

Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	65,800	58,649

Bangkok Bank PCL (Financials, Banks)	82,900	463,681

Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	94,800	49,613

Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	714,400	551,471

Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	551,700	202,111

Bangkok Insurance PCL (Financials, Insurance)	7,900	82,947

Bangkok Life Assurance PCL (Financials, Insurance)	90,600	60,751

Bangkokland PCL (Real Estate, Real Estate Management & Development)	1,193,500	58,167

Bank of Ayudhya PCL (Financials, Banks)	112,000	128,220

BTS Group Holdings PCL (Industrials, Road & Rail)	494,800	218,490

Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	29,700	134,547

Carabao Group PCL (Consumer Staples, Beverages)	28,200	70,794

Central Pattana PCL (Real Estate, Real Estate Management & Development)	224,800	494,490

Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	79,400	83,107

CH Karnchang PCL (Industrials, Construction & Engineering)	92,200	70,268

Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	342,800	330,774

Cimb Thai Bank PCL (Financials, Banks) †	1,894,100	41,509

CP All PCL (Consumer Staples, Food & Staples Retailing)	384,700	1,056,989

Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	83,000	132,349

Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	15,400	169,250

Energy Absolute PCL (Utilities, Independent Power & Renewable Electricity Producers)	165,600	255,936

Esso Thailand PCL (Energy, Oil, Gas & Consumable Fuels)	57,200	16,090

GFPT PCL (Consumer Staples, Food Products)	73,900	43,510

Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	20,200	47,903

Grand Canal Land PCL (Real Estate, Real Estate Management & Development) †	60,800	5,409

Gulf Energy Development PCL (Utilities, Independent Power & Renewable Electricity Producers)	56,200	266,547

Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	34,800	32,441

Home Product Center PCL (Consumer Discretionary, Specialty Retail)	429,500	252,874

Impact Growth REIT (Real Estate, Equity REITs)	44,400	38,849

Indorama Ventures PCL (Materials, Chemicals)	163,400	188,400

IRPC PCL (Energy, Oil, Gas & Consumable Fuels)	629,300	81,512

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  91

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Shares	Value

Thailand (continued)

Jasmine International PCL (Communication Services, Diversified Telecommunication Services)	208,500	$46,034

Kasikornbank PCL - Non-voting (Financials, Banks)	119,900	627,492

KCE Electronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	45,200	24,542

Kiatnakin Bank PCL (Financials, Banks)	57,100	135,408

Krung Thai Bank PCL (Financials, Banks)	427,200	240,341

Krungthai Card PCL (Financials, Consumer Finance)	53,800	80,509

Land & Houses PCL (Real Estate, Real Estate Management & Development)	504,300	178,148

Major Cineplex Group PCL (Communication Services, Entertainment)	51,900	43,713

MBK PCL (Real Estate, Real Estate Management & Development)	69,600	53,044

Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	216,200	268,725

MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,800	45,812

Muangthai Leasing PCL (Financials, Consumer Finance)	41,400	74,479

Osotspa PCL (Consumer Staples, Beverages)	77,600	93,914

Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	62,300	39,533

PTG Energy PCL (Consumer Discretionary, Specialty Retail)	53,300	37,483

PTT Global Chemical PCL (Materials, Chemicals)	152,400	265,444

Quality Houses PCL (Real Estate, Real Estate Management & Development)	646,100	62,132

Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	45,300	108,907

Robinson PCL (Consumer Discretionary, Multiline Retail)	34,300	72,084

Saha Pathana Inter Holding PCL (Real Estate, Real Estate Management & Development)	29,050	62,713

Sansiri PCL (Real Estate, Real Estate Management & Development)	989,300	44,656

Siam City Cement PCL (Materials, Construction Materials)	6,400	48,357

Siam Commercial Bank PCL (Financials, Banks)	166,500	672,590

Siam Global House PCL (Consumer Discretionary, Specialty Retail)	147,970	74,052

Sino Thai Engineering & Construction PCL (Industrials, Construction & Engineering)	88,500	55,869

Sri Trang Agro-Industry PCL (Consumer Discretionary, Auto Components)	65,900	23,064

Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	45,340	82,679

Star Petroleum Refining PCL (Energy, Oil, Gas & Consumable Fuels)	108,300	31,173

Supalai PCL (Real Estate, Real Estate Management & Development)	104,900	67,594

Thai Airways International PCL (Industrials, Airlines) †	104,300	33,945

Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	62,800	139,168

Thai President Foods PCL (Consumer Staples, Food Products)	7,900	46,512

Thai Union Group PCL (Consumer Staples, Food Products)	272,500	155,090

Thai Vegetable Oil PCL (Consumer Staples, Food Products)	59,900	51,431

Thanachart Capital PCL (Financials, Banks)	65,900	121,788

The Siam Cement PCL (Materials, Construction Materials)	53,100	722,532

Thonburi Healthcare Group PCL (Health Care, Health Care Providers & Services)	52,800	41,449

Tipco Asphalt PCL (Materials, Construction Materials)	76,900	51,564

Tisco Financial Group PCL (Financials, Banks)	44,400	148,133

TMB Bank PCL (Financials, Banks)	1,497,900	76,432

TOA Paint Thailand PCL (Materials, Chemicals)	36,100	48,118

Total Access Communication PCL (Communication Services, Wireless Telecommunication Services)	44,900	90,321

TPI Polene PCL (Materials, Construction Materials)	686,300	36,815

TPI Polene Power PCL NVDR (Utilities, Independent Power & Renewable Electricity Producers)	159,700	28,991

True Corporation PCL (Communication Services, Diversified Telecommunication Services)	1,294,100	266,672

TTW PCL (Utilities, Water Utilities)	106,400	48,724

VGI Global Media PCL (Communication Services, Media)	129,900	41,427

Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	400,200	26,966

WHA Corporation PCL (Real Estate, Real Estate Management & Development)	580,600	93,435

WHA Premium Growth Freehold & Leasehold REIT (Real Estate, Equity REITs)	94,600	57,244

		12,375,139

The accompanying notes are an integral part of these financial statements.

92  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

			Shares		Value
Turkey: 0.86%

Akbank TAS (Financials, Banks) †				165,435	$196,644

Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)				12,023	52,845

Arcelik AS (Consumer Discretionary, Household Durables) †				14,706	43,213

Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)				18,333	57,508

Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)				24,379	196,739

Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)				4,724	28,015

Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs)				130,953	26,584

Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)				85,214	84,826

Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & Mining)				84,750	93,438

Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)				4,283	43,243

Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)				69,343	104,589

Koç Holding AS (Industrials, Industrial Conglomerates)				55,998	168,490

Petkim Petrokimya Holding AS (Materials, Chemicals) †				66,757	39,376

Soda Sanayii AS (Materials, Chemicals)				25,951	24,586

Sok Marketler Ticaret AS (Consumer Staples, Food & Staples Retailing) †				16,275	29,441

TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)				11,558	46,872

Tekfen Holding AS (Industrials, Construction & Engineering)				13,290	47,336

Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)				6,678	20,290

Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)				6,802	147,096

Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †				48,102	93,506

Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)				36,061	26,852

Turk Telekomunikasyon AS (Communication Services, Diversified Telecommunication Services) †				25,733	23,475

Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)				62,243	138,333

Turkiye Garanti Bankasi AS (Financials, Banks) †				117,905	180,613

Turkiye Halk Bankasi AS (Financials, Banks)				33,253	32,489

Turkiye Is Bankasi Class C AS (Financials, Banks) †				76,705	72,783

Turkiye Vakiflar Bankasi TAO AS (Financials, Banks)				48,459	38,734

Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)				11,746	36,154

Yapi Ve Kredi Bankasi AS (Financials, Banks) †				74,075	29,203

					2,123,273

Total Common Stocks (Cost $235,621,614)					224,685,449

	Interest rate	Maturity date	Principal
Foreign Corporate Bonds and Notes: 0.00%

India: 0.00%

Britannia Industries Limited (Consumer Staples, Food Products)	8.00%	8-28-2022	INR	229,650	3,280

Total Foreign Corporate Bonds and Notes (Cost $3,279)					3,280

	Dividend yield		Shares
Preferred Stocks: 3.42%

Brazil: 3.08%

Alpargatas SA (Consumer Staples, Personal Products)	1.70			12,340	73,843

Azul SA (Industrials, Transportation Infrastructure) †	0.00			15,700	178,573

Banco Bradesco SA (Financials, Banks)	1.08			247,433	1,968,828

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  93

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

	Dividend yield	Shares	Value
Brazil (continued)

Banco do Estado do Rio Grande do Sul SA Class B (Financials, Banks)	4.67%	11,400	$62,299

Banco Santander Brasil SA (Financials, Banks)	4.97	23,400	116,124

Bradespar SA (Materials, Metals & Mining)	12.96	13,800	94,744

Braskem SA Class A (Materials, Chemicals) †	0.00	8,010	54,586

Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	1.63	10,173	215,105

Companhia de Saneamento do Parana (Utilities, Water Utilities)	4.87	17,740	74,970

Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	14.42	10,120	60,608

Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	7.77	54,469	194,147

Companhia Energetica de Sao Paulo Class B (Utilities, Independent Power & Renewable Electricity Producers)	3.35	10,400	69,869

Companhia Paranaense de Energia-Copel Class B (Utilities, Electric Utilities)	2.64	5,300	66,682

Energisa SA (Utilities, Electric Utilities)	2.77	8,270	16,856

Gerdau SA (Materials, Metals & Mining)	2.48	67,500	209,786

Gol Linhas Aereas Inteligentes SA (Industrials, Airlines) †	0.00	6,600	52,915

Itau Unibanco Holding SA (Financials, Banks)	6.02	298,070	2,443,008

Itaúsa Investimentos Itaú SA (Financials, Banks)	3.55	275,161	816,645

Klabin SA (Materials, Containers & Packaging)	4.48	179,800	125,048

Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.41	43,500	196,753

Marcopolo SA (Industrials, Machinery)	1.46	42,500	37,153

Metalurgica Gerdau SA (Materials, Metals & Mining)	3.72	41,400	62,485

Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)	7.47	27,909	361,718

Usinas Siderurgicas de Minas Gerais SA Class A (Materials, Metals & Mining)	1.99	25,600	48,838

			7,601,583

Chile: 0.09%

Coca-Cola Embonor SA Class B (Consumer Staples, Food Products)	4.82	24,056	46,005

Embotelladora Andina SA Class B (Consumer Staples, Food & Staples Retailing)	4.36	24,161	74,676

Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	5.12	4,402	108,586

			229,267

Colombia: 0.11%

Banco Davivienda SA (Financials, Banks)	2.11	6,483	78,414

Bancolombia SA (Financials, Banks)	2.67	16,294	202,288

			280,702

Russia: 0.13%

Bashneft PAO (Energy, Oil, Gas & Consumable Fuels)	11.75	2,311	54,354

Transneft PJSC (Energy, Oil, Gas & Consumable Fuels)	7.55	121	272,527

			326,881

South Korea: 0.01%

CJ Corporation (Industrials, Industrial Conglomerates) †	0.00	256	11,836

Total Preferred Stocks (Cost $8,331,599)			8,450,269

The accompanying notes are an integral part of these financial statements.

94  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

		Expiration date	Shares	Value
Rights: 0.00%

Brazil: 0.00%

B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †		9-1-2019	1,251	$2,474

Gol Linhas Aereas Inteligentes SA (Industrials, Airlines) †(a)		10-3-2019	285	916

				3,390

China: 0.00%

Legend Holdings Corporation H Shares (Financials, Diversified Financial Services) †(a)		9-1-2019	3,061	0

Total Rights (Cost $0)				3,390

Warrants: 0.01%

Malaysia: 0.00%

Sunway Bhd (Real Estate, Real Estate Management & Development) †		10-3-2024	122,430	9,898

Thailand: 0.01%

BTS Group Holdings (Industrials, Road & Rail) †		11-29-2019	98,790	9,694

Minor International PCL (Consumer Discretionary, Hotels, Restaurants & Leisure) †		9-30-2021	12,585	1,663

				11,357

Total Warrants (Cost $0)				21,255

	Yield
Short-Term Investments: 4.11%

Investment Companies: 4.11%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%		10,149,000	10,149,000

Total Short-Term Investments (Cost $10,149,000)				10,149,000

Total investments in securities (Cost $254,105,492)	98.45%	243,312,643

Other assets and liabilities, net	1.55	3,843,210

Total net assets	100.00%	$247,155,853

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

‡	Security is valued using significant unobservable inputs.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

GDR	Global depositary receipt

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  95

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI Emerging Markets Index	287	9-20-2019	$14,602,917	$14,120,400	$0	$(482,517)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	7,871,946	39,949,548	37,672,494	10,149,000	$0	$0	$102,826	$10,149,000	4.11%

The accompanying notes are an integral part of these financial statements.

96  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Common Stocks: 94.06%

Australia: 9.31%

AGL Energy Limited (Utilities, Multi-Utilities)	38,233	$488,161

ALS Limited (Industrials, Professional Services)	27,737	143,272

Altium Limited (Information Technology, Software)	7,104	175,915

Alumina Limited (Materials, Metals & Mining)	155,705	227,545

Amcor Limited (Materials, Containers & Packaging)	100,840	981,989

Ansell Limited (Health Care, Health Care Equipment & Supplies)	7,892	144,830

APA Group (Utilities, Gas Utilities)	58,292	432,217

Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	39,873	798,861

ASX Limited (Financials, Capital Markets)	11,008	639,845

Atlas Arteria Stapled Securities (Industrials, Transportation Infrastructure)	40,543	232,081

Aurizon Holdings Limited (Industrials, Road & Rail)	114,422	455,410

AusNet Services (Utilities, Electric Utilities)	104,114	126,208

Australia & New Zealand Banking Group Limited (Financials, Banks)	175,128	3,153,715

Bank of Queensland Limited (Financials, Banks)	24,321	150,195

Beach Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	98,516	162,547

Bendigo Bank Limited (Financials, Banks)	29,875	224,934

BHP Billiton Limited (Materials, Metals & Mining)	173,478	4,239,716

BlueScope Steel Limited (Materials, Metals & Mining)	32,363	272,218

Boral Limited (Materials, Construction Materials)	66,782	191,141

Brambles Limited (Industrials, Commercial Services & Supplies)	101,005	768,647

Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	14,001	225,918

Carsales.com Limited (Communication Services, Interactive Media & Services)	14,095	149,788

Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	25,397	114,765

Charter Hall Group (Real Estate, Equity REITs)	26,414	225,025

CIMIC Group Limited (Industrials, Construction & Engineering)	5,334	111,358

Cleanaway Waste Management Limited (Industrials, Commercial Services & Supplies)	116,064	161,798

Coca-Cola Amatil Limited (Consumer Staples, Beverages)	29,008	212,350

Cochlear Limited (Health Care, Health Care Equipment & Supplies)	3,265	479,342

Coles Group Liimited (Consumer Staples, Food & Staples Retailing)	65,232	607,998

Commonwealth Bank of Australia (Financials, Banks)	107,517	5,723,800

Computershare Limited (Information Technology, IT Services)	29,532	305,882

Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,959	169,519

CSL Limited (Health Care, Biotechnology)	26,809	4,348,793

Dexus Property Group (Real Estate, Equity REITs)	64,012	556,105

Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,441	99,113

Downer EDI Limited (Industrials, Commercial Services & Supplies)	35,615	184,924

Evolution Mining Limited (Materials, Metals & Mining)	91,144	317,953

Flight Centre Travel Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,377	105,775

Fortescue Metals Group Limited (Materials, Metals & Mining)	97,130	523,298

Goodman Group (Real Estate, Equity REITs)	97,407	952,494

Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	45,814	135,138

Iluka Resources Limited (Materials, Metals & Mining)	25,795	124,207

Incitec Pivot Limited (Materials, Chemicals)	103,618	223,999

Insurance Australia Group Limited (Financials, Insurance)	135,638	736,244

JB Hi-Fi Limited (Consumer Discretionary, Specialty Retail)	6,360	140,915

Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	30,926	355,311

Link Administration Holdings Limited (Information Technology, IT Services)	30,512	112,605

Macquarie Group Limited (Financials, Capital Markets)	20,317	1,694,439

Magellan Financial Group Limited (Financials, Capital Markets)	7,359	251,463

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  97

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Australia (continued)

Medibank Private Limited (Financials, Insurance)	158,753	$389,161

Metcash Limited (Consumer Staples, Food & Staples Retailing)	49,597	96,863

Mineral Resources Limited (Materials, Metals & Mining)	9,546	84,988

Mirvac Group (Real Estate, Equity REITs)	211,642	454,672

National Australia Bank Limited (Financials, Banks)	165,954	3,057,801

Newcrest Mining Limited (Materials, Metals & Mining)	45,118	1,124,235

NIB Holdings Limited (Financials, Insurance)	26,331	131,044

Nine Entertainment Corporation (Communication Services, Media)	82,730	110,872

Northern Star Resources Limited (Materials, Metals & Mining)	36,104	289,339

Orica Limited (Materials, Chemicals)	22,704	329,194

Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	105,168	540,398

Orora Limited (Materials, Containers & Packaging)	71,138	133,663

OZ Minerals Limited (Materials, Metals & Mining)	19,437	119,772

Qantas Airways Limited (Industrials, Airlines)	96,915	398,784

QBE Insurance Group Limited (Financials, Insurance)	79,884	674,088

Qube Holdings Limited (Industrials, Transportation Infrastructure)	85,155	184,086

Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	8,121	358,991

REA Group Limited (Communication Services, Interactive Media & Services)	2,984	210,021

Reece Limited (Industrials, Trading Companies & Distributors)	19,496	130,771

Reliance Worldwide Corporation Limited (Industrials, Building Products)	46,254	119,304

Rio Tinto Limited (Materials, Metals & Mining)	21,595	1,273,690

Santos Limited (Energy, Oil, Gas & Consumable Fuels)	115,910	562,810

Scentre Group (Real Estate, Equity REITs)	312,812	851,080

SEEK Limited (Industrials, Professional Services)	21,220	290,528

Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	28,100	557,310

South32 Limited (Materials, Metals & Mining)	304,720	541,764

Spark Infrastructure Group (Utilities, Electric Utilities)	101,214	156,774

Stockland Corporation Limited (Real Estate, Equity REITs)	129,860	395,293

Suncorp Group Limited (Financials, Insurance)	80,231	746,176

Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	135,712	770,462

Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	113,911	361,320

Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	705,762	1,768,099

The GPT Group (Real Estate, Equity REITs)	94,337	405,965

The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	54,979	152,175

TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	22,130	99,257

Transurban Group (Industrials, Transportation Infrastructure)	153,744	1,547,907

Treasury Wine Estates Limited (Consumer Staples, Beverages)	40,150	506,711

Vicinity Centres (Real Estate, Equity REITs)	178,253	310,915

Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	8,521	119,877

Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	66,060	1,739,485

Westpac Banking Corporation (Financials, Banks)	210,119	3,993,262

Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	50,942	117,673

Wisetech Global Limited (Information Technology, Software)	9,812	244,029

Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	55,634	1,203,806

Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	76,463	1,944,929

WorleyParsons Limited (Energy, Energy Equipment & Services)	18,231	150,893

		63,110,003

Austria: 0.25%

Andritz AG (Industrials, Machinery)	4,720	166,208

Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	17,241	554,629

The accompanying notes are an integral part of these financial statements.

98  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Austria (continued)

OMV AG (Energy, Oil, Gas & Consumable Fuels)	8,207	$418,614

Raiffeisen Bank International AG (Financials, Banks)	7,734	169,023

Verbund AG (Utilities, Electric Utilities)	3,762	223,890

Wienerberger AG (Materials, Construction Materials)	7,065	162,439

		1,694,803

Belgium: 0.43%

Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	1,322	191,207

Ageas NV (Financials, Insurance)	10,554	564,889

Cofinimmo SA (Real Estate, Equity REITs)	1,346	186,986

Colruyt SA (Consumer Staples, Food & Staples Retailing)	3,549	181,648

Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	4,816	449,695

Proximus SA (Communication Services, Diversified Telecommunication Services)	9,586	283,299

Sofina SA (Financials, Diversified Financial Services)	901	173,887

Telenet Group Holding NV (Communication Services, Media)	2,815	140,274

UCB SA (Health Care, Pharmaceuticals)	7,537	562,784

Warehouses De Pauw SCA (Real Estate, Equity REITs)	995	185,248

		2,919,917

Canada: 10.31%

Agnico-Eagle Mines Limited (Materials, Metals & Mining)	13,595	849,968

Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	24,935	1,569,440

Bank of Montreal (Financials, Banks)	36,791	2,521,817

Barrick Gold Corporation (Materials, Metals & Mining)	98,971	1,918,613

BCE Incorporated (Communication Services, Diversified Telecommunication Services)	51,815	2,451,814

Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	55,019	2,837,318

Canadian Imperial Bank of Commerce (Financials, Banks)	25,774	1,996,449

Canadian National Railway Company (Industrials, Road & Rail)	42,037	3,870,915

Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	68,600	1,639,001

Canadian Pacific Railway Limited (Industrials, Road & Rail)	8,182	1,970,034

CGI Incorporated (Information Technology, IT Services) †	14,065	1,103,100

Constellation Software Incorporated (Information Technology, Software)	1,228	1,196,004

Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	16,932	647,954

Emera Incorporated (Utilities, Electric Utilities)	13,400	580,526

Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	116,400	3,893,114

EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	85,300	378,001

Fairfax Financial Holdings Limited (Financials, Insurance)	1,500	668,375

Fortis Incorporated (Utilities, Electric Utilities)	24,344	1,005,100

Franco-Nevada Corporation (Materials, Metals & Mining)	10,908	1,065,566

Intact Financial Corporation (Financials, Insurance)	7,775	759,864

Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	10,754	588,586

Magna International Incorporated (Consumer Discretionary, Auto Components)	20,327	1,017,724

Manulife Financial Corporation (Financials, Insurance)	114,100	1,893,097

Metro Incorporated (Consumer Staples, Food & Staples Retailing)	14,830	629,222

National Bank of Canada (Financials, Banks)	19,108	897,275

Open Text Corporation (Information Technology, Software)	14,883	581,776

Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	28,852	1,056,216

Power Corporation of Canada (Financials, Insurance)	21,596	455,310

Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,503	1,137,343

Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	21,322	1,055,530

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  99

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Canada (continued)

Royal Bank of Canada (Financials, Banks)	83,331	$6,232,613

Shaw Communications Incorporated Class B (Communication Services, Media)	25,926	492,660

Sun Life Financial Incorporated (Financials, Insurance)	34,458	1,412,328

Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	88,762	2,596,058

TC Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	52,500	2,690,063

Teck Resources Limited Class B (Materials, Metals & Mining)	35,400	602,763

Telus Corporation (Communication Services, Diversified Telecommunication Services)	32,994	1,195,209

The Bank of Nova Scotia (Financials, Banks)	71,308	3,791,953

The Toronto-Dominion Bank (Financials, Banks)	107,028	5,803,982

Thomson Reuters Corporation (Industrials, Professional Services)	9,753	670,198

Waste Connections Incorporated - Toronto Exchange (Industrials, Commercial Services & Supplies)	15,300	1,405,430

Wheaton Precious Metals Corporation (Materials, Metals & Mining)	26,476	778,729

		69,907,038

China: 0.24%

AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	40,500	175,112

Fosun International (Industrials, Industrial Conglomerates)	145,500	187,062

Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	134,800	612,071

Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	41,400	562,357

Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	146,900	96,328

		1,632,930

Denmark: 2.14%

Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	10,085	172,430

Carlsberg AS Class B (Consumer Staples, Beverages)	5,936	876,241

Christian Hansen Holding AS (Materials, Chemicals)	6,342	532,819

Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	6,341	755,176

Danske Bank AS (Financials, Banks)	41,172	541,310

DSV AS (Industrials, Road & Rail)	11,199	1,109,905

Genmab AS (Health Care, Biotechnology) †	3,673	749,537

GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	7,254	303,651

H. Lundbeck AS (Health Care, Pharmaceuticals)	3,706	134,922

ISS AS (Industrials, Commercial Services & Supplies)	9,533	241,889

Jyske Bank AS (Financials, Banks) †	3,711	104,090

Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	103,936	5,397,064

Novozymes AS Class B (Materials, Chemicals)	12,748	543,587

Orsted AS (Utilities, Electric Utilities) 144A	9,266	884,733

Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,450	232,152

Rockwool International AS B Shares (Industrials, Building Products)	526	102,571

Royal Unibrew AS (Consumer Staples, Beverages)	2,491	215,668

SimCorp AS (Information Technology, Software)	2,475	230,371

Topdanmark AS (Financials, Insurance)	2,819	140,274

Tryg AS (Financials, Insurance)	6,978	208,583

Vestas Wind Systems AS (Industrials, Electrical Equipment)	11,222	824,545

William Demant Holding (Health Care, Health Care Equipment & Supplies) †	5,752	174,225

		14,475,743

The accompanying notes are an integral part of these financial statements.

100  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Finland: 1.14%

Elisa Oyj (Communication Services, Diversified Telecommunication Services)	8,955	$450,369

Huhtamaki Oyj (Materials, Containers & Packaging)	5,648	218,005

Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	3,986	250,845

Kone Oyj Class B (Industrials, Machinery)	24,725	1,429,353

Konecranes Oyj (Industrials, Machinery)	4,079	121,176

Metso Oyj (Industrials, Machinery)	7,589	284,251

Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	25,028	787,801

Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	7,721	211,295

Nordea Bank AB (Financials, Banks)	178,771	1,116,562

Nordea Bank AB (Financials, Banks)	2,922	18,218

Orion Oyj Class B (Health Care, Pharmaceuticals)	5,900	218,978

Sampo Oyj Class A (Financials, Insurance)	29,223	1,160,727

Stora Enso Oyj (Materials, Paper & Forest Products)	38,083	425,666

UPM-Kymmene Oyj (Materials, Paper & Forest Products)	33,042	890,439

Valmet Corporation (Industrials, Machinery)	8,127	147,020

		7,730,705

France: 5.20%

Aeroports de Paris SA (Industrials, Transportation Infrastructure)	1,609	277,811

Air France-KLM (Industrials, Airlines) †	14,492	163,177

Air Liquide SA (Materials, Chemicals)	25,608	3,564,496

Alstom SA (Industrials, Machinery)	9,236	394,562

ALTEN SA (Information Technology, IT Services)	1,656	197,655

Altran Technologies SA (Information Technology, IT Services)	13,304	211,577

Amundi SA (Financials, Diversified Financial Services)	3,636	232,376

Arkema SA (Materials, Chemicals)	4,365	382,637

Atos Origin SA (Information Technology, IT Services)	5,344	404,554

bioMerieux (Health Care, Health Care Equipment & Supplies)	2,542	206,600

Bouygues SA (Industrials, Construction & Engineering)	17,601	668,348

Bureau Veritas SA (Industrials, Professional Services)	17,087	408,641

Carrefour SA (Consumer Staples, Food & Staples Retailing)	31,609	538,468

Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing)	2,990	125,860

Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	266	130,972

CNP Assurances SA (Financials, Insurance)	8,618	156,471

Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	10,947	1,150,192

Covivio (Real Estate, Equity REITs)	3,609	383,954

Dassault Aviation SA (Industrials, Aerospace & Defense)	150	213,326

Dassault Systemes SA (Information Technology, Software)	8,283	1,166,604

Eiffage SA (Industrials, Construction & Engineering)	5,713	591,721

Eurazeo SA (Financials, Diversified Financial Services)	2,698	178,359

Eutelsat Communications SA (Communication Services, Media)	8,713	151,493

Gecina SA (Real Estate, Equity REITs)	3,288	521,092

Groupe Danone SA (Consumer Staples, Food Products)	37,435	3,351,503

Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	26,523	373,121

Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,745	1,190,980

Iliad SA (Communication Services, Diversified Telecommunication Services)	1,687	176,584

Ingenico SA (Information Technology, Electronic Equipment, Instruments & Components)	3,569	353,810

Ipsen SA (Health Care, Pharmaceuticals)	2,207	231,888

JCDecaux SA (Communication Services, Media)	4,626	123,648

Klepierre SA (Real Estate, Equity REITs)	12,386	377,892

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  101

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

France (continued)

Lagardere SCA (Communication Services, Media)	6,318	$134,501

Legrand SA (Industrials, Electrical Equipment)	16,245	1,146,588

Orpea SA (Health Care, Health Care Providers & Services)	2,762	348,484

Pernod-Ricard SA (Consumer Staples, Beverages)	12,392	2,365,694

Publicis Groupe SA (Communication Services, Media)	12,596	603,859

Remy Cointreau SA (Consumer Staples, Beverages) †	1,369	206,732

Rubis SCA (Utilities, Gas Utilities)	5,318	307,434

Safran SA (Industrials, Aerospace & Defense)	21,527	3,126,569

Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services)	1,417	219,275

SCOR SE (Financials, Insurance)	9,983	398,167

SEB SA (Consumer Discretionary, Household Durables)	1,398	217,411

Societe BIC SA (Industrials, Commercial Services & Supplies)	1,441	92,015

Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,103	578,231

Sopra Steria Group (Information Technology, IT Services)	988	126,611

Spie SA (Industrials, Commercial Services & Supplies)	7,594	137,712

Suez Environnement Company SA (Utilities, Multi-Utilities)	22,233	345,147

Teleperformance SE (Industrials, Professional Services)	3,539	772,462

Thales SA (Industrials, Aerospace & Defense)	6,565	758,685

Ubisoft Entertainment SA (Communication Services, Entertainment) †	4,574	368,785

Veolia Environnement SA (Utilities, Multi-Utilities)	31,786	759,823

Vinci SA (Industrials, Construction & Engineering)	33,031	3,612,120

		35,226,677

Germany: 4.27%

Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,620	3,147,913

Allianz AG (Financials, Insurance)	24,545	5,408,723

Axel Springer AG (Communication Services, Media)	3,077	213,052

Bechtle AG (Information Technology, IT Services)	1,596	157,867

Brenntag AG (Industrials, Trading Companies & Distributors)	9,316	448,764

Carl Zeiss Meditec AG (Health Care, Health Care Equipment & Supplies)	2,176	250,872

Covestro AG (Materials, Chemicals) 144A	11,140	504,306

Deutsche Boerse AG (Financials, Capital Markets)	10,885	1,600,072

Deutsche Lufthansa AG (Industrials, Airlines)	15,171	233,098

Deutsche Post AG (Industrials, Air Freight & Logistics)	56,994	1,872,913

Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	19,141	678,651

E.ON SE (Utilities, Multi-Utilities)	130,871	1,216,114

Evonik Industries AG (Materials, Chemicals)	10,126	257,970

Evotec AG (Health Care, Life Sciences Tools & Services) †	7,063	156,106

Fraport AG (Industrials, Transportation Infrastructure)	2,279	190,310

Freenet AG (Communication Services, Wireless Telecommunication Services)	7,362	143,821

Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	12,332	829,473

Gerresheimer AG (Health Care, Life Sciences Tools & Services)	1,462	110,308

Grenke AG (Financials, Diversified Financial Services)	1,693	137,133

Hannover Rueck SE (Financials, Insurance)	3,524	560,818

Heidelbergcement AG (Materials, Construction Materials)	9,377	649,677

HELLA GmbH & Company KGaA (Consumer Discretionary, Auto Components)	2,901	120,774

Hochtief AG (Industrials, Construction & Engineering)	1,290	140,289

Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,856	214,779

Innogy SE (Utilities, Multi-Utilities)	3,435	170,980

Kion Group AG (Industrials, Machinery)	4,210	203,542

Knorr Bremse AG (Industrials, Machinery)	2,985	278,824

The accompanying notes are an integral part of these financial statements.

102  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Germany (continued)

LEG Immobilien AG (Real Estate, Real Estate Management & Development)	3,525	$413,759

Merck KGaA (Health Care, Pharmaceuticals)	7,564	808,543

MTU Aero Engines AG (Industrials, Aerospace & Defense)	2,997	817,863

Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	8,390	2,009,262

Nemetschek SE (Information Technology, Software)	3,058	161,928

oMetro AG (Consumer Staples, Food & Staples Retailing)	10,035	155,288

Osram Licht AG (Industrials, Electrical Equipment)	4,980	199,774

ProSiebenSat.1 Media AG (Communication Services, Media)	14,259	187,664

Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,885	370,720

Rheinmetall AG (Industrials, Industrial Conglomerates)	2,685	316,637

Scout24 AG (Communication Services, Interactive Media & Services)	5,678	335,734

Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	9,148	359,032

Symrise AG (Materials, Chemicals)	7,762	724,438

TAG Immobilien AG (Real Estate, Real Estate Management & Development)	8,378	195,574

Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	6,703	203,106

Vonovia SE (Real Estate, Real Estate Management & Development)	28,078	1,397,918

Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) †144A	8,147	402,928

		28,957,317

Hong Kong: 3.03%

ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	17,844	204,490

CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	156,690	1,064,199

CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	166,070	1,446,684

CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	43,000	289,851

CLP Holdings Limited (Utilities, Electric Utilities)	103,386	1,064,795

Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	18,040	129,166

Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	151,000	947,554

Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	51,705	128,465

Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	114,332	258,400

Hang Seng Bank Limited (Financials, Banks)	42,555	887,965

Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	77,198	359,386

HK Electric Investments Limited (Utilities, Electric Utilities) 144A	130,500	125,001

Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	564,595	1,090,246

Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	70,600	2,161,114

Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	67,625	369,233

Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	211,574	330,837

Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	36,574	148,108

Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	16,028	871,442

Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	10,417	329,177

Kerry Properties Limited (Real Estate, Real Estate Management & Development)	34,500	116,388

Link REIT (Real Estate, Equity REITs)	119,607	1,342,459

MTR Corporation Limited (Industrials, Road & Rail)	90,069	521,546

NagaCorp Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	86,000	120,657

New World Development Limited (Real Estate, Real Estate Management & Development)	342,961	427,805

NWS Holdings Limited (Industrials, Industrial Conglomerates)	91,429	157,427

PCCW Limited (Communication Services, Diversified Telecommunication Services)	232,000	125,759

Power Assets Holdings Limited (Utilities, Electric Utilities)	77,500	515,981

Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	78,000	81,478

Sino Land Company (Real Estate, Real Estate Management & Development)	191,899	274,127

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  103

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Hong Kong (continued)

SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	124,000	$117,193

Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	90,500	1,282,403

Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	28,978	283,667

Swire Properties Limited (Real Estate, Real Estate Management & Development)	61,353	201,500

Techtronic Industries Company Limited (Industrials, Machinery)	87,743	606,560

The Bank of East Asia Limited (Financials, Banks)	90,000	227,514

Vitasoy International Holdings Limited (Consumer Staples, Food Products)	49,005	228,137

WH Group Limited (Consumer Staples, Food Products) 144A	677,000	544,854

Wharf Real Estate Investment Company Limited (Real Estate, Real Estate Management & Development)	70,000	378,999

Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	45,945	266,924

Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	79,934	159,860

Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	136,000	135,299

Yihai International Holding (Consumer Staples, Beverages)	22,000	131,881

Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	43,222	110,530

		20,565,061

Ireland: 1.35%

AIB Group plc (Financials, Banks)	52,817	133,628

Bank of Ireland Group plc (Financials, Banks)	60,047	228,473

DCC plc (Industrials, Industrial Conglomerates)	6,048	513,967

Glanbia plc (Consumer Staples, Food Products)	13,198	144,690

Kerry Group plc Class A (Consumer Staples, Food Products)	9,444	1,124,092

Kingspan Group plc (Industrials, Building Products)	10,242	467,594

Linde plc (Materials, Chemicals)	32,263	6,052,790

Paddy Power plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,391	361,172

UDG Healthcare plc (Health Care, Health Care Providers & Services)	15,741	150,356

		9,176,762

Italy: 1.32%

A2A SpA (Utilities, Multi-Utilities)	87,796	154,291

Amplifon SpA (Health Care, Health Care Providers & Services)	7,337	188,369

Assicurazioni Generali SpA (Financials, Insurance)	72,996	1,321,326

Atlantia SpA (Industrials, Transportation Infrastructure)	26,022	634,050

Davide Campari-Milano SpA (Consumer Staples, Beverages)	27,087	253,789

DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	1,523	180,274

Enel SpA (Utilities, Electric Utilities)	432,956	3,137,690

FinecoBank SpA (Financials, Banks)	28,170	290,345

Hera SpA (Utilities, Multi-Utilities)	44,193	176,213

Interpump Group SpA (Industrials, Machinery)	5,155	146,966

Italgas SpA (Utilities, Gas Utilities)	27,627	179,144

Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	23,254	284,453

Mediobanca SpA (Financials, Banks)	40,073	396,820

Poste Italiane SpA (Financials, Insurance)	26,493	284,533

Recordati SpA (Health Care, Pharmaceuticals)	5,666	248,217

Snam SpA (Utilities, Gas Utilities)	117,276	592,775

Terna SpA (Utilities, Electric Utilities)	80,323	504,073

		8,973,328

The accompanying notes are an integral part of these financial statements.

104  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan: 20.78%

Acom Company Limited (Financials, Consumer Finance)	30,700	$108,368

Activia Properties Incorporated (Real Estate, Equity REITs)	41	199,529

Advance Residence Investment Corporation (Real Estate, Equity REITs)	72	231,788

Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	11,300	464,296

Aeon Financial Service Company Limited (Financials, Consumer Finance)	7,100	103,992

Aica Kogyo Company Limited (Industrials, Building Products)	3,900	111,418

Ain Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	1,700	91,853

Air Water Incorporated (Materials, Chemicals)	11,700	198,790

Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	10,700	317,268

Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	12,300	278,453

All Nippon Airways Company Limited (Industrials, Airlines)	21,700	741,887

Alps Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	12,700	221,758

Amada Holdings Company Limited (Industrials, Machinery)	21,800	227,162

Anritsu Corporation Anritsu Corp(Information Technology, Electronic Equipment, Instruments & Components)	8,200	153,526

Aozora Bank Limited (Financials, Banks)	6,800	157,142

Asahi Breweries Limited (Consumer Staples, Beverages)	26,400	1,231,594

Asahi Glass Company Limited (Industrials, Building Products)	13,300	383,720

Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	15,200	339,670

Asahi Kasei Corporation (Materials, Chemicals)	84,500	764,545

Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	114,100	1,580,978

Azbil Corporation (Information Technology, Electronic Equipment, Instruments & Components)	8,400	214,280

Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	11,000	647,150

Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	4,800	122,807

Bridgestone Corporation (Consumer Discretionary, Auto Components)	41,000	1,564,202

Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	15,200	263,265

Central Japan Railway Company (Industrials, Road & Rail)	12,000	2,373,794

Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	42,300	623,739

Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	12,900	922,860

Comsys Holdings Corporation (Industrials, Construction & Engineering)	7,500	212,148

Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	700	142,853

Credit Saison Company Limited (Financials, Consumer Finance)	9,300	103,474

CyberAgent Incorporated (Communication Services, Media)	5,700	257,006

Dai Ichi Mutual Life Insurance Company Limited (Financials, Insurance)	71,000	967,741

Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	17,200	372,220

Daicel Corporation (Materials, Chemicals)	19,800	153,017

Daifuku Company Limited (Industrials, Machinery)	7,500	354,403

Daiichikosho Company Limited (Communication Services, Entertainment)	2,600	117,231

Daikin Industries Limited (Industrials, Building Products)	17,300	2,142,246

Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	4,100	527,962

Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	38,600	1,210,667

Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	97	256,025

Daiwa Office Investment Corporation (Real Estate, Equity REITs)	18	140,462

DeNA Company Limited (Communication Services, Entertainment)	6,400	135,127

Denka Company Limited (Materials, Chemicals)	5,200	135,635

Dentsu Incorporated (Communication Services, Media)	14,300	488,624

DIC Incorporated (Materials, Chemicals)	4,900	129,517

Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	1,600	290,676

East Japan Railway Company (Industrials, Road & Rail)	21,900	2,085,174

Ebara Corporation (Industrials, Machinery)	6,000	142,495

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  105

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan (continued)

Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	10,700	$247,973

Ezaki Glico Company Limited (Consumer Staples, Food Products)	3,600	156,220

FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	14,800	341,319

FANCL Corporation (Consumer Staples, Personal Products)	5,800	140,858

Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	8,800	250,991

Fuji Television Network Incorporated (Communication Services, Media)	12,400	160,843

FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	24,500	1,049,094

Fujitsu Limited (Information Technology, IT Services)	12,100	934,309

Fukuoka Financial Group Incorporated (Financials, Banks)	11,200	192,720

Furukawa Electric Company Limited (Industrials, Electrical Equipment)	4,200	91,919

GLP JREIT (Real Estate, Equity REITs)	185	228,126

GMO Payment Gateway Incorporated (Information Technology, IT Services)	2,600	201,421

Goldwin Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,000	138,090

Hakuhodo DY Holdings Incorporated (Communication Services, Media)	18,600	274,706

Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	9,200	317,824

Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	14,900	564,527

Haseko Corporation (Consumer Discretionary, Household Durables)	16,500	177,216

Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	1,300	304,702

Hino Motors Limited (Industrials, Machinery)	18,000	141,648

Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,000	227,232

Hitachi Chemical Company Limited (Materials, Chemicals)	5,900	184,384

Hitachi Construction Machinery Company Limited (Industrials, Machinery)	6,600	141,027

Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,700	199,915

Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	56,200	1,919,799

Hitachi Metals Limited (Materials, Metals & Mining)	12,300	132,454

Honda Motor Company Limited (Consumer Discretionary, Automobiles)	104,600	2,484,662

Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,400	123,349

Hoshizaki Electric Company Limited (Industrials, Machinery)	3,700	266,089

House Foods Corporation (Consumer Staples, Food Products)	4,500	171,554

Hoya Corporation (Health Care, Health Care Equipment & Supplies)	22,900	1,864,377

Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	8,100	157,296

Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	15,817	425,072

IHI Corporation (Industrials, Machinery)	9,200	179,176

Iida Group Holdings Company (Consumer Discretionary, Household Durables)	11,000	171,262

Invincible Investment Corporation (Real Estate, Equity REITs)	308	183,811

ITO EN Limited (Consumer Staples, Beverages)	3,800	173,662

Itochu Corporation (Industrials, Trading Companies & Distributors)	91,500	1,824,660

Itochu Techno-Science Corporation (Information Technology, IT Services)	6,200	170,882

Izumi Company Limited (Consumer Discretionary, Multiline Retail)	2,900	110,420

J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	15,100	170,850

Japan Airlines Company Limited (Industrials, Airlines)	21,900	684,201

Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	4,900	195,336

Japan Hotel REIT Investment Corporation (Real Estate, Equity REITs)	254	195,578

Japan Post Hoding Company Limited (Financials, Insurance)	13,000	186,737

Japan Post Holdings Company Limited (Financials, Insurance)	88,600	805,644

Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	53	241,964

Japan Real Estate Investment Corporation (Real Estate, Equity REITs)	79	525,750

Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	152	304,186

The accompanying notes are an integral part of these financial statements.

106  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan (continued)

JFE Holdings Incorporated (Materials, Metals & Mining)	34,500	$403,829

JSR Corporation (Materials, Chemicals)	12,600	206,135

JTEKT Corporation (Industrials, Machinery)	14,400	156,152

JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	196,900	813,845

K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	13,000	139,380

Kagome Company Limited (Consumer Staples, Food Products)	5,100	128,754

Kajima Corporation (Industrials, Construction & Engineering)	32,700	397,996

Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	7,200	180,347

Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	100,617

Kamigumi Company Limited (Industrials, Transportation Infrastructure)	6,900	161,661

Kaneka Corporation (Materials, Chemicals)	4,100	122,921

Kansai Paint Company Limited (Materials, Chemicals)	16,600	345,485

KDDI Corporation (Communication Services, Wireless Telecommunication Services)	98,800	2,636,589

Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	6,500	272,274

Keikyu Corporation (Industrials, Road & Rail)	16,100	295,221

Keio Corporation (Industrials, Road & Rail)	7,300	456,271

Keisei Electric Railway Company Limited (Industrials, Road & Rail)	9,900	389,533

Kenedix Realty Investment Corporation (Real Estate, Equity REITs)	25	191,321

Kewpie Corporation (Consumer Staples, Food Products)	6,900	161,402

Kinden Corporation (Industrials, Construction & Engineering)	8,500	124,418

Kintetsu Corporation (Industrials, Road & Rail)	11,000	547,748

Kirin Brewery Company Limited (Consumer Staples, Beverages)	53,000	1,046,929

Kobe Steel Limited (Materials, Metals & Mining)	21,700	113,162

Komatsu Limited (Industrials, Machinery)	59,600	1,266,223

Konami Holdings Corporation (Communication Services, Entertainment)	6,400	290,074

Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	29,200	207,796

Kubota Corporation (Industrials, Machinery)	71,600	1,027,816

Kuraray Company Limited (Materials, Chemicals)	21,200	241,864

Kurita Water Industries Limited (Industrials, Machinery)	6,600	171,655

Kyowa Exeo Corporation (Industrials, Construction & Engineering)	6,900	166,273

Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	13,200	241,672

Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	27,200	268,582

Kyushu Financial Group Incorporated (Financials, Banks)	26,100	101,712

Kyushu Railway Company (Industrials, Road & Rail)	9,400	281,819

Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	2,900	143,860

Lion Corporation (Consumer Staples, Household Products)	16,600	322,671

LIXIL Group Corporation (Industrials, Building Products)	16,300	267,128

M3 Incorporated (Health Care, Health Care Technology)	24,700	524,295

Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	3,700	131,129

Makita Corporation (Industrials, Machinery)	16,300	479,479

Marubeni Corporation (Industrials, Trading Companies & Distributors)	100,100	638,940

Marui Group Company Limited (Consumer Discretionary, Multiline Retail)	12,700	252,840

Maruichi Steel Tube Limited (Materials, Metals & Mining)	5,200	126,482

Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	5,600	207,691

Mebuki Financial Group Incorporated (Financials, Banks)	62,000	138,316

MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	13,000	276,190

Meiji Holdings Company Limited (Consumer Staples, Food Products)	8,300	576,590

Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	83,600	573,833

Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	90,700	2,206,989

Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	123,400	1,490,882

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  107

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan (continued)

Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	13,100	$157,592

Mitsubishi Heavy Industries Limited (Industrials, Machinery)	19,900	747,784

Mitsubishi Logistics Corporation (Industrials, Transportation Infrastructure)	4,800	117,701

Mitsubishi Materials Corporation (Materials, Metals & Mining)	7,700	186,638

Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)	40,800	170,520

Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	13,900	153,609

Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	30,400	164,255

Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	97,600	1,527,828

Mitsui Chemicals Incorporated (Materials, Chemicals)	12,600	269,352

Mitsui OSK Lines Limited (Industrials, Marine)	6,900	162,506

Miura Company Limited (Industrials, Machinery)	6,900	190,369

Mori Hills REIT Corporation (Real Estate, Equity REITs)	86	133,329

Morinaga & Company Limited (Consumer Staples, Food Products)	2,700	133,431

Nabtesco Corporation (Industrials, Machinery)	7,400	212,802

Nagase & Company Limited (Industrials, Trading Companies & Distributors)	7,500	101,661

Nagoya Railroad Company Limited (Industrials, Road & Rail)	11,000	327,717

Nankai Electric Railway Company Limited (Industrials, Road & Rail)	6,600	168,922

NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	14,900	638,161

Net One Systems Company Limited (Information Technology, IT Services)	5,100	136,723

Nexon Company Limited (Communication Services, Entertainment) †	26,300	353,769

NGK Insulators Limited (Industrials, Machinery)	19,400	260,408

NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	12,900	222,701

NH Foods Limited (Consumer Staples, Food Products)	5,900	226,592

Nichirei Corporation (Consumer Staples, Food Products)	7,700	176,853

Nifco Incorporated (Consumer Discretionary, Auto Components)	5,700	131,025

Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	5,100	141,524

Nihon M&A Center Incorporated (Industrials, Professional Services)	8,100	236,363

Nihon Unisys Limited (Information Technology, IT Services)	4,700	151,970

Nikon Corporation (Consumer Discretionary, Household Durables)	22,400	277,272

Nippon Accommodations Fund Incorporated (Real Estate, Equity REITs)	26	163,242

Nippon Building Fund Incorporated (Real Estate, Equity REITs)	81	594,719

Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,100	105,855

Nippon Kayaku Company Limited (Materials, Chemicals)	9,800	106,731

Nippon Paper Industries Company Limited (Materials, Paper & Forest Products)	6,700	111,251

Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	104	281,745

Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	3,900	320,488

Nippon Shokubai Company Limited (Materials, Chemicals)	2,100	121,570

Nippon Suisan Kaisha Limited (Consumer Staples, Food Products)	16,500	95,675

Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	72,100	3,458,574

Nippon Television Network Corporation (Communication Services, Media)	10,700	141,109

Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	9,600	143,320

Nishi-Nippon Railroad Company Limited (Industrials, Road & Rail)	4,500	103,356

Nissan Chemical Industries Limited (Materials, Chemicals)	9,100	385,038

Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	16,600	312,202

NOF Corporation (Materials, Chemicals)	5,300	171,869

Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	7,100	150,508

Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	246	429,548

Nomura Research Institute Limited (Information Technology, IT Services)	22,200	441,555

NSK Limited (Industrials, Machinery)	31,200	250,223

The accompanying notes are an integral part of these financial statements.

108  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan (continued)

NTT Data Corporation (Information Technology, IT Services)	36,800	$474,917

NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	82,600	2,085,313

Obayashi Corporation (Industrials, Construction & Engineering)	42,000	387,048

OBIC Company Limited (Information Technology, IT Services)	4,300	491,787

Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	20,700	469,591

Oji Holdings Corporation (Materials, Paper & Forest Products)	63,500	295,877

Olympus Corporation (Health Care, Health Care Equipment & Supplies)	75,400	882,926

Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	12,800	633,765

Oracle Corporation (Japan) (Information Technology, Software)	1,800	155,034

Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,800	1,863,943

ORIX Corporation (Financials, Diversified Financial Services)	75,400	1,113,593

ORIX JREIT Incorporated (Real Estate, Equity REITs)	154	324,859

Osaka Gas Company Limited (Utilities, Gas Utilities)	24,200	433,270

OSG Corporation (Industrials, Machinery)	5,500	104,114

Otsuka Corporation (Information Technology, IT Services)	7,600	282,223

Pan Pacific International Holdings (Consumer Discretionary, Multiline Retail)	33,200	519,087

Park24 Company Limited (Industrials, Commercial Services & Supplies)	7,400	151,782

PeptiDream Incorporated (Health Care, Biotechnology) †	5,700	298,856

Persol Holdings Company Limited (Industrials, Professional Services)	11,600	235,527

Pigeon Corporation (Consumer Staples, Household Products)	7,900	287,043

Rakuten Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	51,500	485,259

Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	6,600	167,182

Rengo Company Limited (Materials, Containers & Packaging)	15,200	108,883

Resona Holdings Incorporated (Financials, Banks)	134,300	527,162

Rinnai Corporation (Consumer Discretionary, Household Durables)	2,400	150,685

Rohto Pharmaceutical Company Limited (Consumer Staples, Personal Products)	6,800	168,728

Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	15,000	258,531

Sankyu Incorporated (Industrials, Road & Rail)	3,500	177,249

Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	23,700	415,171

Sanwa Holdings Corporation (Industrials, Building Products)	13,900	154,655

Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,500	132,725

SBI Holdings Incorporated (Financials, Capital Markets)	13,600	272,038

SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,400	137,808

SCSK Corporation (Information Technology, IT Services)	3,100	152,906

Secom Company Limited (Industrials, Commercial Services & Supplies)	13,100	1,117,696

Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	15,000	254,577

Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	19,500	259,364

SEINO Holdings Company Limited (Industrials, Road & Rail)	10,800	139,073

Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	26,500	381,903

Sekisui House Limited (Consumer Discretionary, Household Durables)	36,500	647,816

Sekisui House REIT Incorporated (Real Estate, Equity REITs)	199	167,652

SG Holdings Company Limited (Industrials, Air Freight & Logistics)	16,600	444,240

Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	15,700	390,449

Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	1,500	117,193

Shimano Incorporated (Consumer Discretionary, Leisure Products)	5,200	747,437

Shimizu Corporation (Industrials, Construction & Engineering)	42,800	356,952

Shin-Etsu Chemical Company Limited (Materials, Chemicals)	24,800	2,501,360

Shinsei Bank Limited (Financials, Banks)	9,600	131,392

Shionogi & Company Limited (Health Care, Pharmaceuticals)	17,600	943,493

Shizuoka Bank Limited (Financials, Banks)	33,300	225,061

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  109

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan (continued)

Showa Denko KK (Materials, Chemicals)	9,500	$245,202

Skylark Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,100	189,850

Softbank Corporation(Communication Services, Wireless Telecommunication Services)	90,300	1,266,929

SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	96,200	4,368,323

Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	5,200	262,362

Sojitz Corporation (Industrials, Trading Companies & Distributors)	71,500	218,064

Sompo Holdings Incorporated NKSJ Holdings Inc(Financials, Insurance)	21,300	850,917

Sony Financial Holdings Incorporated (Financials, Insurance)	9,000	207,898

Sotetsu Holdings Incorporated (Industrials, Road & Rail)	5,400	143,902

Square Enix Company Limited (Communication Services, Entertainment)	5,000	199,558

Sugi Pharmacy Company Limited (Consumer Staples, Food & Staples Retailing)	2,400	125,834

Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	13,400	166,120

Sumitomo Chemical Company Limited (Materials, Chemicals)	98,700	432,019

Sumitomo Corporation (Industrials, Trading Companies & Distributors)	72,100	1,080,804

Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	10,300	179,948

Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	46,800	551,107

Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	10,100	123,689

Sumitomo Heavy Industries Limited (Industrials, Machinery)	7,500	215,678

Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	22,600	738,619

Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	11,100	125,278

Suntory Beverage & Food Limited (Consumer Staples, Beverages)	7,000	301,784

Suzuken Company Limited (Health Care, Health Care Providers & Services)	5,300	284,868

Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	29,900	1,153,388

Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	9,700	619,244

Taiheiyo Cement Corporation (Materials, Construction Materials)	7,500	189,344

Taisei Corporation (Industrials, Construction & Engineering)	13,200	467,191

Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	3,200	222,902

Taiyo Nippon Sanso Corporation (Materials, Chemicals)	13,200	261,676

Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	7,500	141,126

Takara Holdings Incorporated (Consumer Staples, Beverages)	11,500	111,931

Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	9,300	104,175

TechnoPro Holdings Incorporated (Industrials, Professional Services)	1,900	110,350

Teijin Limited (Materials, Chemicals)	11,500	206,759

Terumo Corporation (Health Care, Health Care Equipment & Supplies)	42,000	1,220,445

The Chugoku Bank Limited (Financials, Banks)	11,000	91,947

The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	18,100	231,202

The Hachijuni Bank Limited (Financials, Banks)	29,500	106,076

The Hiroshima Bank Limited (Financials, Banks)	17,500	79,894

The Iyo Bank Limited (Financials, Banks)	17,700	84,472

The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	8,200	157,694

THK Company Limited (Industrials, Machinery)	7,500	174,236

TIS Incorporated (Information Technology, IT Services)	4,900	287,354

Tobu Railway Company Limited (Industrials, Road & Rail)	12,400	380,515

Toho Company Limited Tokyo (Communication Services, Entertainment)	7,700	326,526

Toho Gas Company Limited (Utilities, Gas Utilities)	6,300	244,623

Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	29,400	293,903

Tokai Carbon Company Limited (Materials, Chemicals)	13,500	129,237

Tokio Marine Holdings Incorporated (Financials, Insurance)	41,100	2,116,997

Tokyo Broadcasting System Incorporated (Communication Services, Media)	9,300	148,733

Tokyo Century Corporation (Financials, Diversified Financial Services)	3,200	128,922

The accompanying notes are an integral part of these financial statements.

110  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Japan (continued)

Tokyo Electric Power Company Holdings Incorporated (Utilities, Electric Utilities) †	96,100	$457,727

Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,700	1,556,394

Tokyo Gas Company Limited (Utilities, Gas Utilities)	22,300	563,719

Tokyo Tatemono Company Limited (Real Estate, Real Estate Management & Development)	11,800	153,838

Tokyu Corporation (Industrials, Road & Rail)	33,900	605,978

Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	17,800	283,667

Toray Industries Incorporated (Materials, Chemicals)	102,500	730,964

Toshiba Corporation (Industrials, Industrial Conglomerates)	27,300	848,026

Tosoh Corporation (Materials, Chemicals)	19,500	250,369

TOTO Limited (Industrials, Building Products)	9,500	343,837

Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	10,600	154,458

Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	5,700	232,056

Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	13,400	415,616

Tsumura & Company (Health Care, Pharmaceuticals)	4,400	120,732

Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	2,400	261,609

UBE Industries Limited (Materials, Chemicals)	6,300	120,621

Unicharm Corporation (Consumer Staples, Household Products)	28,400	872,839

United Urban Investment Corporation (Real Estate, Equity REITs)	174	326,265

USS Company Limited (Consumer Discretionary, Specialty Retail)	14,500	274,072

Wacoal Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,700	86,409

Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	2,700	141,055

West Japan Railway Company (Industrials, Road & Rail)	11,100	935,144

Yahoo! Japan Corporation (Communication Services, Interactive Media & Services)	148,100	370,825

Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	38,700	182,143

Yamaguchi Financial Group (Financials, Banks)	13,900	88,318

Yamaha Corporation (Consumer Discretionary, Leisure Products)	10,300	444,538

Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	19,100	312,475

Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	15,300	277,959

Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	2,900	110,420

Zensho Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,500	124,667

Zeon Corporation (Materials, Chemicals)	11,800	137,510

ZOZO Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	12,400	247,685

		140,849,863

Luxembourg: 0.28%

Aroundtown SA (Real Estate, Real Estate Management & Development)	44,920	373,528

B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	49,872	217,128

Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	668	305,706

Grand City Properties SA (Real Estate, Real Estate Management & Development)	5,785	132,755

RTL Group SA (Communication Services, Media)	2,234	104,055

SES SA (Communication Services, Media)	22,945	369,565

Subsea 7 SA (Energy, Energy Equipment & Services)	15,200	147,092

Tenaris SA (Energy, Energy Equipment & Services)	25,978	283,056

		1,932,885

Netherlands: 2.57%

Aalberts Industries NV (Industrials, Machinery)	5,733	216,497

ABN AMRO Group NV (Financials, Banks)	27,223	484,246

Argenx SE (Health Care, Biotechnology) †	2,238	290,733

ASM International NV (Information Technology, Semiconductors & Semiconductor Equipment)	2,445	205,408

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  111

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Netherlands (continued)

ASR Nederland NV (Financials, Insurance)	8,239	$288,042

CNH Industrial NV (Industrials, Machinery)	58,738	603,598

Euronext NV (Financials, Capital Markets) 144A	3,047	238,937

Heineken Holding NV (Consumer Staples, Beverages)	5,800	573,385

Heineken NV (Consumer Staples, Beverages)	13,926	1,480,947

IMCD Group NV (Industrials, Trading Companies & Distributors)	3,190	223,681

Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	64,514	1,509,194

Koninklijke DSM NV (Materials, Chemicals)	10,447	1,298,588

Koninklijke KPN NV (Communication Services, Diversified Telecommunication Services)	211,559	669,640

Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	3,699	176,275

NN Group NV (Financials, Insurance)	19,827	663,750

Philips Lighting NV (Industrials, Electrical Equipment) 144A	5,593	163,571

Qiagen NV (Health Care, Life Sciences Tools & Services) †	13,741	477,376

Randstad Holdings NV (Industrials, Professional Services)	7,505	350,143

SBM Offshore NV (Energy, Energy Equipment & Services)	9,621	161,041

STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	38,928	689,247

Takeaway.com NV (Consumer Discretionary, Internet & Direct Marketing Retail) †144A	2,130	203,314

Unilever NV (Consumer Staples, Personal Products)	85,498	5,303,472

Wolters Kluwer NV (Communication Services, Media)	15,704	1,130,841

		17,401,926

New Zealand: 0.34%

A2 Milk Company Limited (Consumer Staples, Food Products) †	39,549	360,091

Auckland International Airport Limited (Industrials, Transportation Infrastructure)	59,239	359,081

Contact Energy Limited (Utilities, Electric Utilities)	43,725	230,878

Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	33,176	348,055

Fletcher Building Limited (Materials, Construction Materials)	49,003	137,093

Mainfreight Limited (Industrials, Air Freight & Logistics)	4,963	128,684

Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	73,413	230,362

Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	22,598	185,392

Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	112,318	312,810

		2,292,446

Norway: 0.76%

Den Norske Bank ASA (Financials, Banks)	52,906	852,911

Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	61,990	1,059,902

Gjensidige Forsikring ASA (Financials, Insurance)	11,057	213,503

Mowi ASA (Consumer Staples, Food Products)	24,292	581,161

Orkla ASA (Consumer Staples, Food Products)	46,240	423,824

Salmar ASA (Consumer Staples, Food Products)	2,662	126,378

Schibsted ASA Class A (Communication Services, Media)	4,797	146,139

Storebrand ASA (Financials, Insurance)	26,473	152,350

Telenor ASA (Communication Services, Diversified Telecommunication Services)	39,268	806,286

TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	5,794	139,760

Tomra Systems ASA (Industrials, Commercial Services & Supplies)	6,520	183,174

Yara International ASA (Materials, Chemicals)	10,693	463,877

		5,149,265

Pagua New Guinea: 0.05%

Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	78,909	352,858

The accompanying notes are an integral part of these financial statements.

112  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Poland: 0.34%

Bank Pekao SA (Financials, Banks)	10,071	$246,257

Bank Zachodni WBK SA (Financials, Banks)	2,042	156,452

CD Projekt SA (Communication Services, Entertainment)	3,963	251,866

KGHM Polska Miedz SA (Materials, Metals & Mining) †	8,776	172,661

LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	77	143,716

PKO Bank Polski SA (Financials, Banks)	53,859	529,681

Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	17,358	395,224

Polskie Gornictwo Naftowe Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	93,409	111,222

Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	34,227	321,476

		2,328,555

Portugal: 0.09%

Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	28,247	405,446

Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	14,246	235,012

		640,458

Singapore: 1.56%

Ascendas REIT (Real Estate, Equity REITs)	145,500	322,926

CapitaLand Commercial Trust Limited (Real Estate, Equity REITs)	150,700	231,303

CapitaLand Limited (Real Estate, Real Estate Management & Development)	143,663	359,222

CapitaLand Mall Trust (Real Estate, Equity REITs)	149,900	286,244

City Developments Limited (Real Estate, Real Estate Management & Development)	27,675	191,048

ComfortDelGro Corporation Limited (Industrials, Road & Rail)	118,137	208,565

DBS Group Holdings Limited (Financials, Banks)	108,013	1,909,248

Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	339,424	217,681

Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	5,777	128,216

Keppel Corporation Limited (Industrials, Industrial Conglomerates)	83,400	350,968

Mapletree Commercial Trust (Real Estate, Equity REITs)	110,700	181,874

Mapletree Logistics Trust (Real Estate, Equity REITs)	142,100	160,762

Oversea-Chinese Banking Corporation Limited (Financials, Banks)	220,796	1,694,453

Singapore Airlines Limited (Industrials, Airlines)	37,900	241,151

Singapore Airport Terminal Services Limited (Industrials, Transportation Infrastructure)	37,600	130,052

Singapore Exchange Limited (Financials, Capital Markets)	47,474	280,517

Singapore Press Holdings Limited (Communication Services, Media)	92,100	132,069

Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	83,769	237,831

Singapore Telecommunications Limited (Communication Services, Diversified Telecommunication Services)	422,815	965,825

Suntec REIT (Real Estate, Equity REITs)	113,300	157,571

United Overseas Bank Limited (Financials, Banks)	82,286	1,479,992

UOL Group Limited (Real Estate, Real Estate Management & Development)	27,273	144,447

Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,900	184,862

Wilmar International Limited (Consumer Staples, Food Products)	147,785	405,737

		10,602,564

Spain: 1.52%

Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	14,905	563,026

Aena SA (Industrials, Transportation Infrastructure) 144A	4,395	792,173

Amadeus IT Holding SA Class A (Information Technology, IT Services)	25,200	1,876,684

Bankia SA (Financials, Banks)	68,447	124,199

Bankinter SA (Financials, Banks)	36,207	210,825

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  113

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

Spain (continued)

Bolsas y Mercados Espanoles (Financials, Capital Markets)	4,351	$112,472

Enagás SA (Utilities, Gas Utilities)	16,321	356,151

Endesa SA (Utilities, Electric Utilities)	18,489	474,886

Grifols SA (Health Care, Biotechnology)	16,424	519,863

Iberdrola SA (Utilities, Electric Utilities)	359,039	3,690,315

Inmobiliaria Colonial Socimi SA (Real Estate, Equity REITs)	15,478	178,616

International Consolidated Airlines Group SA (Industrials, Airlines)	66,668	342,090

Mapfre SA (Financials, Insurance)	55,312	143,952

Merlin Properties Socimi SA (Real Estate, Equity REITs)	21,097	281,950

Red Eléctrica de Espana SA (Utilities, Electric Utilities)	26,575	529,381

Viscofan SA (Consumer Staples, Food Products)	2,184	101,726

		10,298,309

Sweden: 2.60%

AAK AB (Consumer Staples, Food Products)	9,793	194,919

Alfa Laval AB (Industrials, Machinery)	17,792	327,573

Atlas Copco AB Class A (Industrials, Machinery)	40,270	1,202,604

Castellum AB (Real Estate, Real Estate Management & Development)	14,260	304,389

Dometic Group AB (Consumer Discretionary, Auto Components) 144A	18,370	149,660

Electrolux AB Class B (Consumer Discretionary, Household Durables)	13,646	305,186

Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	21,768	277,571

Epiroc AB Class A (Industrials, Machinery)	39,090	405,053

Ericsson LM Class B (Information Technology, Communications Equipment)	178,902	1,393,717

Essity Aktiebolag AB (Consumer Staples, Household Products)	36,927	1,151,682

Fabege AB (Real Estate, Real Estate Management & Development)	15,563	260,291

Fastighets AB Balder B Shares (Real Estate, Real Estate Management & Development) †	5,342	201,278

Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	12,441	171,696

Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	44,632	854,837

Hexpol AB (Materials, Chemicals)	15,055	112,821

Husqvarna AB Class B (Consumer Discretionary, Household Durables)	25,241	195,712

ICA Gruppen AB (Consumer Staples, Food & Staples Retailing)	5,337	261,721

Indutrade AB (Industrials, Trading Companies & Distributors)	5,137	146,762

Investor AB Class B (Financials, Diversified Financial Services)	26,219	1,229,385

Loomis AB Class B (Industrials, Commercial Services & Supplies)	4,462	150,936

Lundbergforetagen AB Class B (Financials, Diversified Financial Services)	4,283	160,416

Nibe Industrier AB Class B (Industrials, Building Products)	19,480	243,732

Saab AB Class B (Industrials, Aerospace & Defense)	4,803	134,381

Sandvik AB (Industrials, Machinery)	70,561	1,011,902

Securitas AB (Industrials, Commercial Services & Supplies)	18,453	276,288

Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	89,794	771,808

Skanska AB Class B (Industrials, Construction & Engineering)	21,333	399,723

SKF AB Class B (Industrials, Machinery)	24,594	396,801

Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	34,666	299,025

Svenska Handelsbanken AB Class A (Financials, Banks)	83,778	737,341

Swedbank AB Class A (Financials, Banks)	52,288	671,804

Swedish Match AB (Consumer Staples, Tobacco)	9,923	389,250

Swedish Orphan Biovitrum AB (Health Care, Biotechnology) †	10,563	174,783

Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	30,225	426,368

Telia Company AB (Communication Services, Diversified Telecommunication Services)	146,700	642,125

Trelleborg AB Class B (Industrials, Machinery)	14,594	199,253

Volvo AB Class B (Industrials, Machinery)	98,792	1,363,912

		17,596,705

The accompanying notes are an integral part of these financial statements.

114  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value
Switzerland: 10.37%

Adecco SA (Industrials, Professional Services)	10,923	$574,540

Baloise Holding AG (Financials, Insurance)	2,765	471,286

Barry Callebaut AG (Consumer Staples, Food Products)	135	276,070

BB Biotech AG (Health Care, Biotechnology)	42,018	2,683,039

Belimo Holding AG (Industrials, Building Products)	30	151,553

Bucher Industries AG (Industrials, Machinery)	424	125,005

Cembra Money Bank AG (Financials, Consumer Finance)	1,617	164,028

Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	6	493,458

Clariant AG (Materials, Chemicals)	15,527	285,832

Coca-Cola HBC AG (Consumer Staples, Beverages)	12,708	422,142

Dksh Holding AG (Industrials, Professional Services)	2,145	104,503

EMS-Chemie Holdings AG (Materials, Chemicals)	557	331,189

Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	1,139	208,984

Galenica AG (Health Care, Pharmaceuticals)	2,798	156,473

Geberit AG (Industrials, Building Products)	2,204	1,002,294

Georg Fischer AG (Industrials, Machinery)	271	221,920

Givaudan SA (Materials, Chemicals)	477	1,289,671

Helvetia Holding AG (Financials, Insurance)	1,911	249,072

Kuehne & Nagel International AG (Industrials, Marine)	3,381	492,077

Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	10,466	424,139

Lonza Group AG (Health Care, Life Sciences Tools & Services)	4,364	1,542,336

Nestle SA (Consumer Staples, Food Products)	180,304	20,221,009

Novartis AG (Health Care, Pharmaceuticals)	149,753	13,467,557

Pargesa Holding SA (Financials, Diversified Financial Services)	2,272	166,082

Partners Group Holding AG (Financials, Capital Markets)	1,100	892,003

PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	2,320	308,239

Roche Holding AG (Health Care, Pharmaceuticals)	42,366	11,582,965

Schindler Holding AG - Participation Certificate (Industrials, Machinery)	2,484	567,198

SGS SA (Industrials, Professional Services)	313	768,467

Sika AG (Materials, Chemicals)	8,210	1,178,723

Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	3,262	757,041

Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	679	532,086

Sunrise Communications Group AG (Communication Services, Diversified Telecommunication Services) 144A	1,857	139,873

Swiss Life Holding AG (Financials, Insurance)	2,008	952,114

Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	4,460	443,860

Swiss Reinsurance AG (Financials, Insurance)	18,096	1,739,849

Swisscom AG (Communication Services, Diversified Telecommunication Services)	1,531	764,301

Tecan Group AG (Health Care, Life Sciences Tools & Services)	612	146,917

Temenos Group AG (Information Technology, Software)	3,831	641,758

VAT Group AG (Industrials, Machinery) 144A	1,647	198,023

Zurich Insurance Group AG (Financials, Insurance)	8,863	3,153,876

		70,291,552

Thailand: 0.05%

Thai Beverage PCL (Consumer Staples, Beverages)	472,500	306,431

United Kingdom: 13.76%

3i Group plc (Financials, Capital Markets)	56,460	753,301

Admiral Group plc (Financials, Insurance)	13,340	348,503

Aggreko plc (Industrials, Commercial Services & Supplies)	15,089	140,677

Ashmore Group plc (Financials, Capital Markets)	25,744	141,340

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  115

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

United Kingdom (continued)

Ashtead Group plc (Industrials, Trading Companies & Distributors)	27,749	$766,803

Associated British Foods plc (Consumer Staples, Food Products)	22,152	612,138

AstraZeneca plc (Health Care, Pharmaceuticals)	78,062	6,951,062

Auto Trader Group plc (Communication Services, Interactive Media & Services) 144A	54,218	350,710

AVEVA Group plc (Information Technology, Software)	3,835	172,658

BAE Systems plc (Industrials, Aerospace & Defense)	189,697	1,259,372

Balfour Beatty plc (Industrials, Construction & Engineering)	41,605	109,147

Barratt Developments plc (Consumer Discretionary, Household Durables)	55,827	429,591

BBA Aviation plc (Industrials, Transportation Infrastructure)	52,600	205,452

Beazley plc (Financials, Insurance)	30,920	214,266

Bellway plc (Consumer Discretionary, Household Durables)	7,354	259,591

British American Tobacco plc (Consumer Staples, Tobacco)	128,271	4,495,107

Britvic plc (Consumer Staples, Beverages)	15,651	165,208

BT Group plc (Communication Services, Diversified Telecommunication Services)	525,813	1,059,780

Bunzl plc (Industrials, Trading Companies & Distributors)	19,554	478,959

Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	23,201	610,918

Capita plc (Industrials, Professional Services) †	92,790	141,980

Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,672	405,791

Cineworld Group plc (Communication Services, Entertainment)	56,765	150,852

Close Brothers Group plc (Financials, Capital Markets)	8,886	139,373

Cobham plc (Industrials, Aerospace & Defense) †	134,163	263,648

Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	91,656	2,323,107

ConvaTec Limited (Health Care, Health Care Equipment & Supplies) 144A	81,647	173,213

Croda International plc (Materials, Chemicals)	8,330	476,592

Dechra Pharmaceuticals plc (Health Care, Pharmaceuticals)	5,698	208,000

Derwent Valley Holdings plc (Real Estate, Equity REITs)	6,281	243,344

Diageo plc (Consumer Staples, Beverages)	138,541	5,906,082

Direct Line Insurance Group plc (Financials, Insurance)	79,594	274,182

DS Smith plc (Materials, Containers & Packaging)	78,507	324,793

easyJet plc (Industrials, Airlines)	12,590	147,588

Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	28,698	202,884

EVRAZ plc (Materials, Metals & Mining)	34,070	205,748

Experian Group Limited plc (Industrials, Professional Services)	53,578	1,641,577

Ferguson plc (Industrials, Trading Companies & Distributors)	13,488	991,953

G4S plc (Industrials, Commercial Services & Supplies)	98,098	207,577

GlaxoSmithKline plc (Health Care, Pharmaceuticals)	284,156	5,918,044

Great Portland Estates plc (Real Estate, Equity REITs)	13,915	117,879

Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,242	186,720

Greggs plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,836	150,120

GVC Holdings plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,423	286,423

Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	22,860	546,029

Hargreaves Lansdown plc (Financials, Capital Markets)	15,590	356,255

Hays plc (Industrials, Professional Services)	92,179	157,029

Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	7,179	176,193

Hiscox Limited (Financials, Insurance)	16,926	319,231

HomeServe plc (Industrials, Commercial Services & Supplies)	17,714	247,444

Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	37,804	247,571

IG Group Holdings plc (Financials, Capital Markets)	21,614	141,967

IMI plc (Industrials, Machinery)	17,802	217,698

Imperial Tobacco Group plc (Consumer Staples, Tobacco)	51,488	1,331,012

Inchcape plc (Consumer Discretionary, Distributors)	25,332	178,163

The accompanying notes are an integral part of these financial statements.

116  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

	Shares	Value

United Kingdom (continued)

Informa plc (Communication Services, Media)	73,669	$779,872

Inmarsat plc (Communication Services, Diversified Telecommunication Services)	26,690	196,157

Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,670	665,392

Intermediate Capital Group (Financials, Capital Markets)	17,432	283,382

Intertek Group plc (Industrials, Professional Services)	9,512	628,247

Investec plc (Financials, Capital Markets)	37,930	194,951

ITV plc (Communication Services, Media)	235,874	332,790

IWG plc (Industrials, Commercial Services & Supplies)	39,354	199,780

J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	99,754	238,027

JD Sports Fashion plc (Consumer Discretionary, Specialty Retail)	23,493	176,377

John Wood Group plc (Energy, Energy Equipment & Services)	35,316	161,963

Johnson Matthey plc (Materials, Chemicals)	12,008	425,190

Jupiter Fund Management plc (Financials, Capital Markets)	29,621	123,158

Just Eat plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	34,816	332,897

Kingfisher plc (Consumer Discretionary, Specialty Retail)	121,864	288,338

Legal & General Group plc (Financials, Insurance)	355,784	950,688

Lloyds Banking Group plc (Financials, Banks)	4,082,864	2,475,568

London Stock Exchange Group plc (Financials, Capital Markets)	17,937	1,517,762

Man Group plc (Financials, Capital Markets)	88,810	180,089

Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	117,975	275,979

Meggitt plc (Industrials, Aerospace & Defense)	44,271	333,449

Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	42,590	234,087

Micro Focus International plc (Information Technology, Software)	23,995	323,738

Mondi plc (Materials, Paper & Forest Products)	21,346	414,802

National Grid plc (Utilities, Multi-Utilities)	200,130	2,090,603

Next plc (Consumer Discretionary, Multiline Retail)	8,155	589,029

NMC Health plc (Health Care, Health Care Providers & Services)	5,495	167,292

Pearson plc (Communication Services, Media)	44,705	452,257

Pennon Group plc (Utilities, Water Utilities)	24,582	225,891

Persimmon plc (Consumer Discretionary, Household Durables)	19,755	457,321

Phoenix Group Holdings plc (Financials, Insurance)	42,518	334,731

Polymetal International plc (Materials, Metals & Mining)	19,853	285,779

Quilter plc (Financials, Capital Markets)	98,242	149,307

Reckitt Benckiser Group plc (Consumer Staples, Household Products)	40,979	3,190,748

RELX plc (Industrials, Professional Services)	116,128	2,778,753

Rentokil Initial plc (Industrials, Commercial Services & Supplies)	105,373	577,237

Rightmove plc (Communication Services, Interactive Media & Services)	54,294	353,778

Rio Tinto plc (Materials, Metals & Mining)	64,947	3,279,246

Rotork plc (Industrials, Machinery)	54,409	204,970

Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	256,141	7,101,132

Royal Mail plc (Industrials, Air Freight & Logistics)	58,762	147,365

Schroders plc (Financials, Capital Markets)	7,020	233,195

Segro plc (Real Estate, Equity REITs)	63,082	602,552

Severn Trent plc (Utilities, Water Utilities)	14,127	355,999

Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	51,029	1,220,109

Smiths Group plc (Industrials, Industrial Conglomerates)	23,198	471,255

Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	7,908	222,375

Spirax-Sarco Engineering plc (Industrials, Machinery)	4,579	447,131

SSE plc (Utilities, Electric Utilities)	60,138	842,255

SSP Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	26,596	228,799

Tate & Lyle plc (Consumer Staples, Food Products)	26,944	235,859

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  117

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

		Shares	Value

United Kingdom (continued)

Taylor Wimpey plc (Consumer Discretionary, Household Durables)		189,863	$337,181

Tesco plc (Consumer Staples, Food & Staples Retailing)		542,877	1,447,975

The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)		7,515	358,180

The Sage Group plc (Information Technology, Software)		65,403	557,554

The Unite Group plc (Real Estate, Equity REITs)		14,856	189,264

Tritax Big Box REIT plc (Real Estate, Equity REITs)		97,781	166,691

Unilever plc (Consumer Staples, Personal Products)		67,501	4,267,745

United Utilities Group plc (Utilities, Water Utilities)		40,127	397,448

Victrex plc (Materials, Chemicals)		5,602	141,647

WH Smith plc (Consumer Discretionary, Specialty Retail)		6,079	144,832

Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		9,919	527,796

William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		137,974	306,561

WPP plc (Communication Services, Media)		77,207	911,459

			93,262,629

Total Common Stocks (Cost $622,342,812)			637,676,730

	Dividend yield
Preferred Stocks: 0.31%

Germany: 0.31%

Fuchs Petrolub SE (Materials, Chemicals)	2.77%	4,121	143,937

Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.97	10,379	1,039,181

Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	3.66	8,778	550,484

Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.36	2,018	403,433

Total Preferred Stocks (Cost $2,388,979)			2,137,035

	Yield
Short-Term Investments: 4.13%

Investment Companies: 4.13%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04	27,981,801	27,981,801

Total Short-Term Investments (Cost $27,981,801)			27,981,801

Total investments in securities (Cost $652,713,592)	98.50%	667,795,566

Other assets and liabilities, net	1.50	10,142,119

Total net assets	100.00%	$677,937,685

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

118  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
MSCI EAFE Index	365	9-20-2019	$34,561,096	$33,651,175	$0	$(909,921)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,160,866	56,934,665	54,113,730	27,981,801	$0	$0	$234,241	$27,981,801	4.13%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  119

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Common Stocks: 96.62%

Communication Services: 8.91%

Diversified Telecommunication Services: 2.82%

AT&T Incorporated	452,501	$15,955,185

CenturyLink Incorporated	68,592	780,577

Verizon Communications Incorporated	261,802	15,226,404

Zayo Group Holdings Incorporated †	13,363	449,799

		32,411,965

Entertainment: 1.60%

Cinemark Holdings Incorporated	7,042	268,723

Live Nation Incorporated †	8,777	610,089

The Madison Square Garden Company Class A †	1,248	314,908

The Walt Disney Company	116,995	16,058,734

Viacom Incorporated Class B	23,100	577,038

World Wrestling Entertainment Incorporated Class A	2,748	196,290

Zynga Incorporated Class A †	58,164	332,116

		18,357,898

Interactive Media & Services: 2.26%

Alphabet Incorporated Class A †	20,519	24,428,485

IAC Corporation †	4,944	1,258,940

TripAdvisor Incorporated †	6,510	247,315

		25,934,740

Media: 2.08%

Altice USA Incorporated †	23,732	685,380

Cable One Incorporated	319	413,941

CBS Corporation Class B	21,473	903,154

Charter Communications Incorporated Class A †	10,331	4,231,474

Comcast Corporation Class A	297,350	13,160,711

Discovery Communications Incorporated Class A †	9,726	268,438

DISH Network Corporation Class A †	14,191	476,250

Fox Corporation Class A	23,664	784,935

Interpublic Group of Companies Incorporated	24,454	486,146

News Corporation Class A	24,765	340,519

Nexstar Media Group Incorporated Class A	2,976	294,297

Omnicom Group Incorporated	13,908	1,057,842

Tegna Incorporated	14,749	211,058

The New York Times Company Class A	9,205	268,786

Tribune Media Company Class A	5,594	260,569

		23,843,500

Wireless Telecommunication Services: 0.15%

T-Mobile US Incorporated †	19,784	1,544,141

Telephone & Data Systems Incorporated	6,358	160,222

		1,704,363

The accompanying notes are an integral part of these financial statements.

120  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Consumer Discretionary: 9.32%

Auto Components: 0.12%

BorgWarner Incorporated	11,914	$388,754

Gentex Corporation	15,379	409,081

Lear Corporation	3,618	406,157

The Goodyear Tire & Rubber Company	14,225	163,161

		1,367,153

Automobiles: 0.49%

Ford Motor Company	251,286	2,304,293

General Motors Company	77,188	2,862,903

Harley-Davidson Incorporated	10,077	321,456

Thor Industries Incorporated	3,348	153,707

		5,642,359

Distributors: 0.16%

Genuine Parts Company	9,282	838,072

LKQ Corporation †	18,955	497,948

Pool Corporation	2,445	480,149

		1,816,169

Diversified Consumer Services: 0.20%

Bright Horizons Family Solutions Incorporated †	3,693	609,530

Grand Canyon Education Incorporated †	3,068	385,341

H&R Block Incorporated	12,617	305,584

Service Corporation International	11,159	516,662

ServiceMaster Global Holdings Incorporated	8,871	506,002

		2,323,119

Hotels, Restaurants & Leisure: 2.56%

Aramark	15,911	650,123

Chipotle Mexican Grill Incorporated †	1,630	1,366,625

Cracker Barrel Old Country Store Incorporated	1,553	256,866

Darden Restaurants Incorporated	8,000	967,840

Domino’s Pizza Incorporated	2,682	608,385

Dunkin Brands Group Incorporated	5,028	414,508

Hyatt Hotels Corporation Class A	2,876	207,503

Marriott International Incorporated Class A	17,626	2,221,934

Marriott Vacations Worldwide Corporation	2,447	241,250

McDonald’s Corporation	49,471	10,783,194

Planet Fitness Incorporated Class A †	5,408	381,859

Six Flags Entertainment Corporation	4,810	284,608

Starbucks Corporation	73,898	7,135,591

Texas Roadhouse Incorporated	4,340	223,336

The Wendy’s Company	12,153	267,366

Vail Resorts Incorporated	2,392	565,182

Wyndham Hotels & Resorts Incorporated	5,977	307,098

Wyndham Worldwide Corporation	5,709	253,137

Yum! Brands Incorporated	19,012	2,220,221

		29,356,626

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  121

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Household Durables: 0.48%

D.R. Horton Incorporated	22,000	$1,088,340

Garmin Limited	8,184	667,569

Helen of Troy Limited †	1,724	264,651

iRobot Corporation †	1,803	111,443

Leggett & Platt Incorporated	8,094	301,016

Lennar Corporation Class A	17,742	904,842

NVR Incorporated †	213	766,587

Pulte Group Incorporated	16,525	558,545

Toll Brothers Incorporated	8,631	312,356

Whirlpool Corporation	3,665	509,765

		5,485,114

Internet & Direct Marketing Retail: 0.14%

Expedia Group Incorporated	7,287	948,039

Qurate Retail Incorporated †	25,996	278,417

Wayfair Incorporated Class A †	3,548	400,002

		1,626,458

Leisure Products: 0.13%

Hasbro Incorporated	6,833	754,842

Mattel Incorporated †	19,883	194,853

Polaris Industries Incorporated	3,397	278,622

The Brunswick Corporation	5,431	253,085

		1,481,402

Multiline Retail: 0.73%

Dollar General Corporation	16,179	2,525,380

Dollar Tree Incorporated †	14,566	1,478,886

Kohl’s Corporation	11,065	522,932

Macy’s Incorporated	19,688	290,595

Nordstrom Incorporated	7,388	214,030

Target Corporation	31,444	3,365,766

		8,397,589

Specialty Retail: 3.38%

Aaron’s Incorporated	3,979	255,094

Advance Auto Parts Incorporated	4,638	639,812

American Eagle Outfitters Incorporated	11,154	187,610

AutoZone Incorporated †	1,526	1,681,179

Best Buy Company Incorporated	14,745	938,519

Burlington Stores Incorporated †	4,148	839,929

CarMax Incorporated †	10,525	876,522

Five Below Incorporated †	3,577	439,506

Foot Locker Incorporated	6,949	251,484

L Brands Incorporated	15,746	259,966

Lowe’s Companies Incorporated	51,324	5,758,553

O’Reilly Automotive Incorporated †	4,939	1,895,391

Ross Stores Incorporated	22,648	2,400,914

The Gap Incorporated	19,883	313,953

The Home Depot Incorporated	70,552	16,079,506

The accompanying notes are an integral part of these financial statements.

122  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Specialty Retail (continued)

The TJX Companies Incorporated	72,365	$3,977,904

Tractor Supply Company	7,518	765,934

ULTA Beauty Incorporated †	3,646	866,764

Williams-Sonoma Incorporated	5,230	344,134

		38,772,674

Textiles, Apparel & Luxury Goods: 0.93%

Capri Holdings Limited †	9,361	246,943

Carter’s Incorporated	2,650	242,422

Deckers Outdoor Corporation †	1,710	252,140

HanesBrands Incorporated	21,824	298,116

Kontoor Brands Incorporated †	3,640	124,634

Nike Incorporated Class B	77,528	6,551,116

PVH Corporation	4,790	363,082

Ralph Lauren Corporation	3,135	276,946

Skechers U.S.A. Incorporated Class A †	8,173	258,757

Under Armour Incorporated Class A †	10,476	194,958

VF Corporation	20,799	1,704,478

Wolverine World Wide Incorporated	6,122	158,866

		10,672,458

Consumer Staples: 10.12%

Beverages: 2.69%

Brown-Forman Corporation Class B	17,219	1,015,749

Constellation Brands Incorporated Class A	9,543	1,950,112

Molson Coors Brewing Company Class B	11,904	611,389

Monster Beverage Corporation †	25,156	1,475,903

PepsiCo Incorporated	90,205	12,333,730

The Coca-Cola Company	244,028	13,431,301

		30,818,184

Food & Staples Retailing: 1.94%

BJ’s Wholesale Club Holdings Incorporated †	7,978	209,502

Casey’s General Stores Incorporated	2,096	351,814

Costco Wholesale Corporation	25,207	7,430,015

Performance Food Group Company †	6,548	306,381

Sysco Corporation	30,509	2,267,734

The Kroger Company	48,519	1,148,930

US Foods Holding Corporation †	13,418	542,758

Wal-Mart Stores Incorporated	87,651	10,015,003

		22,272,137

Food Products: 1.65%

Archer Daniels Midland Company	34,760	1,322,618

Bunge Limited	8,322	444,478

Campbell Soup Company	10,954	492,930

ConAgra Foods Incorporated	29,052	823,915

Darling Ingredients Incorporated †	10,906	202,852

Flowers Foods Incorporated	12,096	275,789

General Mills Incorporated	37,259	2,004,534

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  123

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Food Products (continued)

Hormel Foods Corporation	17,585	$749,297

Ingredion Incorporated	4,110	317,580

Kellogg Company	15,587	978,864

Lamb Weston Holdings Incorporated	9,325	656,387

McCormick & Company Incorporated	8,028	1,307,520

Mondelez International Incorporated Class A	88,710	4,898,566

Post Holdings Incorporated †	4,163	415,009

The Hershey Company	9,193	1,456,907

The J.M. Smucker Company	7,088	745,374

TreeHouse Foods Incorporated †	3,589	181,783

Tyson Foods Incorporated Class A	18,004	1,675,092

		18,949,495

Household Products: 2.47%

Church & Dwight Company Incorporated	15,689	1,251,668

Colgate-Palmolive Company	54,403	4,033,982

Energizer Holdings Incorporated	4,192	161,392

Kimberly-Clark Corporation	21,409	3,021,024

The Clorox Company	8,020	1,268,443

The Procter & Gamble Company	154,784	18,609,680

		28,346,189

Personal Products: 0.27%

Coty Incorporated Class A	27,247	260,209

Herbalife Limited †	6,457	222,315

The Estee Lauder Companies Incorporated Class A	13,125	2,598,619

		3,081,143

Tobacco: 1.10%

Altria Group Incorporated	118,636	5,189,139

Philip Morris International Incorporated	103,610	7,469,245

		12,658,384

Energy: 4.37%

Energy Equipment & Services: 0.51%

Apergy Corporation †	5,377	139,694

Baker Hughes Incorporated	33,145	718,915

Core Laboratories NV	2,977	117,859

Halliburton Company	54,393	1,024,764

Helmerich & Payne Incorporated	7,130	268,017

National Oilwell Varco Incorporated	25,565	522,293

Patterson-UTI Energy Incorporated	14,282	123,539

Schlumberger Limited	89,826	2,913,057

Valaris plc	15,545	72,440

		5,900,578

Oil, Gas & Consumable Fuels: 3.86%

Cabot Oil & Gas Corporation	28,992	496,343

Chesapeake Energy Corporation †	92,684	133,465

Chevron Corporation	120,460	14,180,551

The accompanying notes are an integral part of these financial statements.

124  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

EQT Corporation	19,225	$195,518

Equitrans Midstream Corporation	13,726	185,164

Exxon Mobil Corporation	269,847	18,479,123

HollyFrontier Corporation	9,972	442,358

Marathon Petroleum Corporation	43,489	2,140,094

ONEOK Incorporated	26,902	1,917,575

PBF Energy Incorporated Class A	7,845	185,927

PDC Energy Incorporated †	4,152	132,241

Peabody Energy Corporation	7,532	138,815

Phillips 66	28,457	2,806,714

Plains GP Holdings LP Class A	9,769	214,136

Tallgrass Energy GP LP	8,770	171,717

Targa Resources Corporation	15,569	562,352

Valero Energy Corporation	25,477	1,917,909

		44,300,002

Financials: 10.74%

Banks: 2.16%

Associated Banc Corporation	10,483	201,693

Bank of Hawaii Corporation	2,785	230,264

Bank OZK	7,691	198,428

BankUnited Incorporated	6,596	209,489

BB&T Corporation	47,307	2,254,179

CIT Group Incorporated	6,236	265,591

Citizens Financial Group Incorporated	28,109	948,398

Commerce Bancshares Incorporated	6,365	363,251

Fifth Third Bancorp	49,298	1,303,932

First Financial Bankshares Incorporated	8,332	255,126

First Hawaiian Incorporated	9,000	231,300

First Horizon National Corporation	19,079	302,021

FNB Corporation	20,485	220,214

Glacier Bancorp Incorporated	5,614	222,820

Hancock Holding Company	5,522	193,877

Home Bancshares Incorporated	9,956	176,420

Huntington Bancshares Incorporated	64,435	853,764

IBERIABANK Corporation	3,517	242,638

KeyCorp	61,780	1,025,548

M&T Bank Corporation	8,370	1,223,778

PacWest Bancorp	7,413	252,635

People’s United Financial Incorporated	24,340	349,766

Pinnacle Financial Partners Incorporated	4,726	248,918

PNC Financial Services Group Incorporated	25,998	3,351,922

Signature Bank	3,508	409,208

Sterling Bancorp	13,240	252,487

SunTrust Banks Incorporated	27,150	1,669,997

TCF Financial Corporation	10,041	387,181

Texas Capital Bancshares Incorporated †	3,331	179,474

UMB Financial Corporation	3,211	200,110

Umpqua Holdings Corporation	14,178	222,736

United Bankshares Incorporated	6,515	240,273

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  125

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Banks (continued)

US Bancorp	93,169	$4,909,075

Valley National Bancorp	20,545	215,928

Webster Financial Corporation	5,789	259,116

Wintrust Financial Corporation	3,595	225,874

Zions Bancorporation	11,716	481,410

		24,778,841

Capital Markets: 2.60%

Affiliated Managers Group Incorporated	3,240	248,281

Ameriprise Financial Incorporated	8,242	1,063,053

Bank of New York Mellon Corporation	54,418	2,288,821

CBOE Holdings Incorporated	7,417	883,810

CME Group Incorporated	22,880	4,971,595

Eaton Vance Corporation	7,043	303,694

Evercore Partners Incorporated Class A	2,267	180,816

FactSet Research Systems Incorporated	2,341	636,963

Franklin Resources Incorporated	18,705	491,567

Interactive Brokers Group Incorporated Class A	4,673	220,566

Intercontinental Exchange Incorporated	35,573	3,325,364

Invesco Limited	25,140	394,698

KKR & Company Incorporated Class A	31,193	806,027

Lazard Limited Class A	7,827	268,779

LPL Financial Holdings Incorporated	5,206	390,190

MarketAxess Holdings Incorporated	2,395	952,300

Moody’s Corporation	10,485	2,260,356

MSCI Incorporated	5,117	1,200,602

Northern Trust Corporation	13,515	1,188,374

Raymond James Financial Incorporated	8,315	652,811

S&P Global Incorporated	15,608	4,061,046

SEI Investments Company	8,718	501,372

Stifel Financial Corporation	4,468	238,681

T. Rowe Price Group Incorporated	14,643	1,619,809

The NASDAQ OMX Group Incorporated	7,341	732,925

		29,882,500

Consumer Finance: 0.86%

Ally Financial Incorporated	26,197	821,276

American Express Company	40,135	4,831,050

Credit Acceptance Corporation †	771	348,993

Discover Financial Services	20,688	1,654,419

FirstCash Financial Services Incorporated	2,769	273,383

Green Dot Corporation Class A †	3,218	98,406

Navient Corporation	16,165	205,942

SLM Corporation	29,189	246,355

Synchrony Financial	44,616	1,429,943

		9,909,767

Diversified Financial Services: 1.53%

Berkshire Hathaway Incorporated Class B †	84,859	17,261,169

Jefferies Financial Group Incorporated	15,351	286,143

		17,547,312

The accompanying notes are an integral part of these financial statements.

126  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Insurance: 3.22%

AFLAC Incorporated	46,841	$2,350,481

Alleghany Corporation †	898	672,880

American Financial Group Incorporated	4,434	447,701

Aon plc	15,097	2,941,650

Arch Capital Group Limited †	25,147	993,307

Arthur J. Gallagher & Company	11,678	1,059,311

Assurant Incorporated	3,956	486,588

Assured Guaranty Limited	6,532	277,937

Athene Holding Limited Class A †	9,771	379,701

Axis Capital Holdings Limited	5,517	338,689

Brown & Brown Incorporated	15,028	554,383

Chubb Limited	25,764	4,026,398

Cincinnati Financial Corporation	9,782	1,100,377

Erie Indemnity Company Class A	1,451	318,219

Everest Reinsurance Group Limited	2,651	625,318

Fidelity National Financial Incorporated	16,878	741,619

First American Financial Corporation	7,061	412,715

Globe Life Incorporated	6,553	584,921

Kemper Corporation	3,987	279,010

Loews Corporation	16,880	811,422

Markel Corporation †	873	997,909

Marsh & McLennan Companies Incorporated	32,788	3,275,193

Old Republic International Corporation	18,387	429,520

Primerica Incorporated	2,738	326,287

Reinsurance Group of America Incorporated	4,061	625,272

Selective Insurance Group Incorporated	3,811	303,470

The Allstate Corporation	20,565	2,105,650

The Hanover Insurance Group Incorporated	2,704	360,038

The Hartford Financial Services Group Incorporated	23,062	1,344,053

The Progressive Corporation	37,920	2,874,336

The Travelers Companies Incorporated	16,549	2,432,041

Unum Group	12,182	309,545

W.R. Berkley Corporation	9,046	644,528

Willis Towers Watson plc	7,937	1,571,288

		37,001,757

Mortgage REITs: 0.26%

AGNC Investment Corporation	35,379	526,086

Annaly Capital Management Incorporated	93,736	778,009

Blackstone Mortgage Trust Incorporated Class A	4,194	145,951

Chimera Investment Corporation	12,769	243,505

MFA Financial Incorporated	31,720	227,432

New Residential Investment Corporation	27,421	385,813

Starwood Property Trust Incorporated	17,964	420,897

Two Harbors Investment Corporation	18,826	237,772

		2,965,465

Thrifts & Mortgage Finance: 0.11%

Essent Group Limited	6,014	291,679

MGIC Investment Corporation	23,022	291,228

New York Community Bancorp Incorporated	30,613	353,274

Radian Group Incorporated	13,922	313,941

		1,250,122

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  127

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Health Care: 17.99%

Biotechnology: 2.62%

AbbVie Incorporated	96,438	$6,339,834

Alkermes plc †	9,783	205,247

Amgen Incorporated	39,107	8,158,502

Biogen Incorporated †	12,467	2,739,623

Celgene Corporation †	45,610	4,415,048

Exelixis Incorporated †	19,161	380,346

Gilead Sciences Incorporated	79,053	5,023,028

Incyte Corporation †	12,283	1,004,995

Regeneron Pharmaceuticals Incorporated †	5,317	1,542,196

United Therapeutics Corporation †	2,991	246,937

		30,055,756

Health Care Equipment & Supplies: 4.90%

Abbott Laboratories	108,623	9,267,714

Baxter International Incorporated	30,228	2,658,553

Becton Dickinson & Company	17,630	4,476,610

Boston Scientific Corporation †	87,127	3,722,937

Danaher Corporation	40,436	5,745,551

Dentsply Sirona Incorporated	13,933	726,606

DexCom Incorporated †	4,900	840,889

Edwards Lifesciences Corporation †	12,744	2,827,129

Globus Medical Incorporated Class A †	4,919	251,213

Haemonetics Corporation †	3,000	400,590

Hill-Rom Holdings Incorporated	4,098	441,273

Hologic Incorporated †	16,034	791,599

ICU Medical Incorporated †	1,158	187,307

IDEXX Laboratories Incorporated †	5,285	1,531,276

Integra LifeSciences Holdings Corporation †	4,388	263,368

LivaNova plc †	3,244	251,832

Masimo Corporation †	2,957	453,160

Medtronic plc	85,160	9,187,912

Merit Medical Systems Incorporated †	3,348	116,443

Neogen Corporation †	3,223	227,286

NuVasive Incorporated †	3,403	216,159

Penumbra Incorporated †	1,863	271,160

ResMed Incorporated	8,948	1,246,456

Steris plc	5,182	800,101

Stryker Corporation	19,002	4,192,981

Teleflex Incorporated	2,770	1,008,058

The Cooper Companies Incorporated	2,938	910,046

Varian Medical Systems Incorporated †	5,718	605,708

West Pharmaceutical Services Incorporated	4,511	656,170

Wright Medical Group NV †	8,086	168,593

Zimmer Biomet Holdings Incorporated	12,792	1,780,646

		56,225,326

Health Care Providers & Services: 3.28%

Amedisys Incorporated †	2,042	262,826

AmerisourceBergen Corporation	9,313	766,181

The accompanying notes are an integral part of these financial statements.

128  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Health Care Providers & Services (continued)

Anthem Incorporated	17,004	$4,446,886

Cardinal Health Incorporated	18,633	803,641

Centene Corporation †	28,675	1,336,829

Chemed Corporation	977	419,553

Covetrus Incorporated †	6,448	85,694

CVS Health Corporation	84,472	5,146,034

DaVita HealthCare Partners Incorporated †	7,473	421,253

Encompass Health Corporation	6,081	369,664

HCA Holdings Incorporated	17,191	2,066,358

Henry Schein Incorporated	8,809	542,811

Humana Incorporated	8,937	2,531,048

McKesson Corporation	11,580	1,601,167

Molina Healthcare Incorporated †	3,707	482,948

UnitedHealth Group Incorporated	63,174	14,782,716

Universal Health Services Incorporated Class B	5,185	749,647

WellCare Health Plans Incorporated †	3,202	866,909

		37,682,165

Health Care Technology: 0.15%

Cerner Corporation	20,032	1,380,405

Medidata Solutions Incorporated †	4,014	367,602

		1,748,007

Life Sciences Tools & Services: 1.34%

Agilent Technologies Incorporated	20,011	1,422,982

Bio-Rad Laboratories Incorporated Class A †	1,364	460,636

Bio-Techne Corporation	2,285	437,737

Bruker Corporation	6,235	269,165

Charles River Laboratories International Incorporated †	2,988	392,026

IQVIA Holdings Incorporated †	10,973	1,702,461

Mettler-Toledo International Incorporated †	1,446	949,718

PerkinElmer Incorporated	6,725	556,158

PRA Health Sciences Incorporated †	3,553	351,179

Qiagen N.V. †	14,015	486,180

Syneos Health Incorporated †	4,884	256,557

Thermo Fisher Scientific Incorporated	25,035	7,186,547

Waters Corporation †	4,385	929,138

		15,400,484

Pharmaceuticals: 5.70%

Bristol-Myers Squibb Company	103,950	4,996,877

Catalent Incorporated †	8,775	462,794

Elanco Animal Health Incorporated †	22,582	587,584

Eli Lilly & Company	61,730	6,973,638

Horizon Therapeutics plc †	12,179	336,506

Johnson & Johnson	164,564	21,123,435

Merck & Company Incorporated	163,543	14,141,563

Perrigo Company plc	7,921	370,544

Pfizer Incorporated	357,946	12,724,980

Zoetis Incorporated	28,959	3,660,997

		65,378,918

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  129

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Industrials: 11.28%

Aerospace & Defense: 2.91%

Arconic Incorporated	22,594	$583,829

BWX Technologies Incorporated	5,934	351,293

Curtiss-Wright Corporation	2,714	332,845

General Dynamics Corporation	15,718	3,006,382

HEICO Corporation	2,571	371,947

Hexcel Corporation	5,253	442,040

Huntington Ingalls Industries Incorporated	2,583	539,847

L3Harris Technologies Incorporated	14,989	3,168,824

Lockheed Martin Corporation	15,582	5,985,202

Northrop Grumman Corporation	11,129	4,094,025

Raytheon Company	18,412	3,412,112

Spirit AeroSystems Holdings Incorporated Class A	6,761	544,937

Teledyne Technologies Incorporated †	2,193	676,738

Textron Incorporated	14,135	636,075

TransDigm Group Incorporated	2,961	1,593,966

United Technologies Corporation	58,764	7,653,423

		33,393,485

Air Freight & Logistics: 0.83%

C.H. Robinson Worldwide Incorporated	8,767	740,724

Expeditors International of Washington Incorporated	10,652	757,357

FedEx Corporation	15,213	2,412,934

United Parcel Service Incorporated Class B	43,088	5,112,822

XPO Logistics Incorporated †	6,592	467,109

		9,490,946

Airlines: 0.51%

Alaska Air Group Incorporated	7,810	466,413

Delta Air Lines Incorporated	36,152	2,091,755

JetBlue Airways Corporation †	18,137	314,133

Southwest Airlines Company	30,552	1,598,481

Spirit Airlines Incorporated †	4,308	161,722

United Continental Holdings Incorporated †	13,983	1,178,907

		5,811,411

Building Products: 0.54%

A.O. Smith Corporation	8,343	388,116

Allegion plc	5,785	556,922

Armstrong World Industries Incorporated	3,063	292,425

Fortune Brands Home & Security Incorporated	8,551	436,614

Johnson Controls International plc	58,939	2,516,106

Lennox International Incorporated	2,407	610,848

Masco Corporation	17,678	720,025

Owens Corning Incorporated	6,927	397,333

Trex Company Incorporated †	3,377	288,835

		6,207,224

The accompanying notes are an integral part of these financial statements.

130  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value
Commercial Services & Supplies: 0.74%

Cintas Corporation	5,433	$1,433,225

Clean Harbors Incorporated †	3,234	237,861

Copart Incorporated †	12,577	948,180

KAR Auction Services Incorporated	8,271	219,678

MSA Safety Incorporated	2,262	238,935

Republic Services Incorporated	13,320	1,188,810

Rollins Incorporated	10,132	332,431

Stericycle Incorporated †	6,046	271,405

Tetra Tech Incorporated	3,295	267,290

The Brink’s Company	2,967	223,267

Waste Management Incorporated	26,398	3,150,601

		8,511,683

Construction & Engineering: 0.17%

AECOM Technology Corporation †	9,944	352,813

EMCOR Group Incorporated	3,524	308,139

Fluor Corporation	8,786	155,249

Jacobs Engineering Group Incorporated	8,899	790,765

Quanta Services Incorporated	8,783	297,744

		1,904,710

Electrical Equipment: 0.73%

Acuity Brands Incorporated	2,441	306,126

AMETEK Incorporated	14,381	1,235,759

Eaton Corporation plc	26,620	2,148,766

Emerson Electric Company	38,958	2,321,507

Hubbell Incorporated	3,397	445,483

nVent Electric plc	10,336	209,407

Regal-Beloit Corporation	2,763	195,897

Rockwell Automation Incorporated	7,421	1,133,855

Sensata Technologies Holding plc †	9,875	450,103

		8,446,903

Industrial Conglomerates: 1.42%

3M Company	36,313	5,872,538

Carlisle Companies Incorporated	3,650	529,104

Honeywell International Incorporated	46,266	7,616,309

Roper Technologies Incorporated	6,370	2,336,261

		16,354,212

Machinery: 2.00%

AGCO Corporation	3,996	276,204

Allison Transmission Holdings Incorporated	7,313	324,917

Crane Company	3,296	251,287

Cummins Incorporated	9,557	1,426,573

Deere & Company	20,021	3,101,453

Donaldson Company Incorporated	8,080	390,749

Dover Corporation	8,794	824,350

Flowserve Corporation	8,275	353,177

Fortive Corporation	18,986	1,346,107

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  131

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Machinery (continued)

Graco Incorporated	10,160	$462,991

IDEX Corporation	4,748	782,043

Illinois Tool Works Incorporated	17,418	2,610,261

Ingersoll-Rand plc	15,301	1,852,798

ITT Incorporated	5,428	308,962

John Bean Technologies Corporation	1,894	193,794

Kennametal Incorporated	5,247	156,833

Lincoln Electric Holdings Incorporated	3,867	319,260

Nordson Corporation	3,182	432,625

Oshkosh Corporation	4,178	293,588

PACCAR Incorporated	21,293	1,395,969

Parker-Hannifin Corporation	7,863	1,303,450

RBC Bearings Incorporated †	1,555	248,069

Snap-on Incorporated	3,490	518,893

Stanley Black & Decker Incorporated	9,014	1,197,600

The Middleby Corporation †	3,575	392,035

The Toro Company	6,548	471,521

WABCO Holdings Incorporated †	3,437	458,874

Woodward Governor Company	3,598	388,044

Xylem Incorporated	10,955	839,263

		22,921,690

Marine: 0.02%

Kirby Corporation †	3,759	276,625

Professional Services: 0.58%

ASGN Incorporated †	2,963	185,099

Equifax Incorporated	7,261	1,062,865

IHS Markit Limited †	23,297	1,528,516

Insperity Incorporated	2,314	229,225

Manpower Incorporated	3,637	297,288

Nielsen Holdings plc	23,065	478,829

Robert Half International Incorporated	7,111	380,225

TransUnion	11,206	937,382

Verisk Analytics Incorporated	9,546	1,542,061

		6,641,490

Road & Rail: 0.54%

Genesee & Wyoming Incorporated Class A †	3,625	401,940

J.B. Hunt Transport Services Incorporated	5,498	594,004

Kansas City Southern	6,327	795,937

Knight-Swift Transportation Holdings Incorporated	7,383	252,056

Landstar System Incorporated	2,593	289,171

Norfolk Southern Corporation	17,367	3,022,726

Old Dominion Freight Line Incorporated	4,430	725,457

Ryder System Incorporated	3,301	159,009

		6,240,300

Trading Companies & Distributors: 0.27%

Fastenal Company	35,799	1,096,165

HD Supply Holdings Incorporated †	11,724	456,181

The accompanying notes are an integral part of these financial statements.

132  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Trading Companies & Distributors (continued)

MSC Industrial Direct Company Class A	3,095	$209,284

Univar Incorporated †	9,987	193,248

W.W. Grainger Incorporated	2,945	805,899

Watsco Incorporated	2,101	343,619

		3,104,396

Transportation Infrastructure: 0.02%

Macquarie Infrastructure Company LLC	5,091	192,542

Information Technology: 9.26%

Communications Equipment: 0.33%

Ciena Corporation †	8,408	344,139

CommScope Holdings Incorporated †	12,756	136,999

F5 Networks Incorporated †	3,662	471,409

Juniper Networks Incorporated	20,989	486,105

Lumentum Holdings Incorporated †	4,411	245,957

Motorola Solutions Incorporated	10,148	1,835,875

Viasat Incorporated †	3,797	301,216

		3,821,700

Electronic Equipment, Instruments & Components: 0.62%

Amphenol Corporation Class A	17,986	1,574,494

Arrow Electronics Incorporated †	5,214	360,809

Avnet Incorporated	6,643	278,275

CDW Corporation of Delaware	8,970	1,036,035

Coherent Incorporated †	1,483	214,976

Dolby Laboratories Incorporated Class A	4,288	263,969

FLIR Systems Incorporated	8,351	411,454

Jabil Circuit Incorporated	8,436	243,041

Keysight Technologies Incorporated †	11,058	1,071,078

Littelfuse Incorporated	1,572	245,342

National Instruments Corporation	7,972	334,824

SYNNEX Corporation	2,601	217,990

Tech Data Corporation †	2,330	216,061

Zebra Technologies Corporation Class A †	3,134	642,564

		7,110,912

IT Services: 3.88%

Accenture plc Class A	41,189	8,162,424

Akamai Technologies Incorporated †	9,990	890,409

Alliance Data Systems Corporation	3,051	375,120

Amdocs Limited	8,937	578,581

Automatic Data Processing Incorporated	26,045	4,423,483

Black Knight Incorporated †	8,894	553,652

Booz Allen Hamilton Holding Corporation	8,788	663,582

Broadridge Financial Solutions Incorporated	7,236	936,628

CACI International Incorporated Class A †	1,641	364,778

Cognizant Technology Solutions Corporation Class A	38,097	2,338,775

CoreLogic Incorporated †	4,930	238,612

DXC Technology Company	16,694	554,575

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  133

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

IT Services (continued)

EPAM Systems Incorporated †	3,333	$637,703

Euronet Worldwide Incorporated †	3,160	483,922

Fidelity National Information Services Incorporated	21,322	2,904,483

Fiserv Incorporated †	24,823	2,654,572

Gartner Incorporated †	5,525	738,527

Genpact Limited	10,061	412,099

GoDaddy Incorporated Class A †	11,567	732,654

International Business Machines Corporation	56,204	7,617,328

Jack Henry & Associates Incorporated	4,778	692,619

Leidos Holdings Incorporated	8,979	784,405

LiveRamp Holdings Incorporated †	4,408	186,723

MAXIMUS Incorporated	4,002	307,914

MongoDB Incorporated †	1,831	278,880

Paychex Incorporated	20,949	1,711,533

Perspecta Incorporated	8,829	229,113

Sabre Corporation	16,716	395,166

Science Applications International Corporation	3,549	312,347

The Western Union Company	28,052	620,510

Total System Services Incorporated	10,521	1,412,129

VeriSign Incorporated †	6,561	1,337,460

		44,530,706

Semiconductors & Semiconductor Equipment: 1.80%

Advanced Micro Devices Incorporated †	57,126	1,796,613

Applied Materials Incorporated	58,677	2,817,670

Cabot Microelectronics Corporation	1,871	233,220

Cree Incorporated †	6,560	281,621

Cypress Semiconductor Corporation	19,581	450,559

Entegris Incorporated	8,601	368,381

KLA-Tencor Corporation	10,151	1,501,333

Lam Research Corporation	9,843	2,072,050

Maxim Integrated Products Incorporated	16,455	897,456

MKS Instruments Incorporated	3,472	271,823

Monolithic Power Systems Incorporated	2,415	363,602

ON Semiconductor Corporation †	23,949	426,292

QUALCOMM Incorporated	77,753	6,046,851

Semtech Corporation †	4,060	170,398

Silicon Laboratories Incorporated †	2,724	296,916

Teradyne Incorporated	10,670	565,190

Versum Materials Incorporated	7,287	378,924

Xilinx Incorporated	15,971	1,661,942

		20,600,841

Software: 2.11%

2U Incorporated †	4,137	73,970

ACI Worldwide Incorporated †	7,311	217,722

Alteryx Incorporated Class A †	2,285	325,498

Aspen Technology Incorporated †	4,213	561,172

Blackbaud Incorporated	3,132	284,918

Cadence Design Systems Incorporated †	16,801	1,150,532

CDK Global Incorporated	8,098	349,510

The accompanying notes are an integral part of these financial statements.

134  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Software (continued)

Citrix Systems Incorporated	7,892	$733,798

Fair Isaac Corporation †	1,776	626,431

Fortinet Incorporated †	9,098	720,380

Intuit Incorporated	15,812	4,559,548

J2 Global Incorporated	3,081	260,653

Manhattan Associates Incorporated †	4,066	335,974

Nuance Communications Incorporated †	18,760	315,356

Oracle Corporation	143,801	7,486,280

RealPage Incorporated †	5,263	335,095

RingCentral Incorporated Class A †	4,568	644,682

Salesforce.com Incorporated †	3,743	584,170

SS&C Technologies Holdings Incorporated	13,918	648,718

Symantec Corporation	38,674	899,171

Synopsys Incorporated †	9,034	1,281,112

Teradata Corporation †	7,451	230,012

Tyler Technologies Incorporated †	2,323	595,942

Verint Systems Incorporated †	4,429	236,021

VMware Incorporated Class A	5,334	754,441

		24,211,106

Technology Hardware, Storage & Peripherals: 0.52%

Dell Technologies Incorporated †	12,056	621,246

Hewlett Packard Enterprise Company	88,159	1,218,357

HP Incorporated	95,958	1,755,072

NCR Corporation †	7,588	239,098

NetApp Incorporated	15,786	758,675

Pure Storage Incorporated Class A †	14,905	242,653

Seagate Technology plc	15,822	794,423

Xerox Holdings Corporation	11,396	330,370

		5,959,894

Materials: 3.18%

Chemicals: 2.06%

Air Products & Chemicals Incorporated	13,608	3,074,319

Ashland Global Holdings Incorporated	4,025	294,791

Axalta Coating Systems Limited †	12,848	371,050

Celanese Corporation Series A	7,608	862,519

Dow Incorporated	44,384	1,892,090

Dupont de Nemours Incorporated	61,940	4,207,584

Ecolab Incorporated	15,762	3,251,858

FMC Corporation	8,017	692,108

Huntsman Corporation	12,153	242,088

Ingevity Corporation †	2,638	200,936

International Flavors & Fragrances Incorporated	6,306	692,084

LyondellBasell Industries NV Class A	17,026	1,317,472

NewMarket Corporation	574	272,507

Olin Corporation	9,893	167,983

PPG Industries Incorporated	13,931	1,543,415

RPM International Incorporated	7,594	513,886

Scotts Miracle-Gro Company Class A	2,598	276,219

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  135

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Chemicals (continued)

Sensient Technologies Corporation	2,772	$181,067

The Chemours Company	9,909	140,411

The Mosaic Company	22,038	405,279

The Sherwin-Williams Company	4,841	2,549,997

Valvoline Incorporated	11,709	264,623

W.R. Grace & Company	4,189	283,637

		23,697,923

Construction Materials: 0.21%

Eagle Materials Incorporated	3,112	261,999

Martin Marietta Materials Incorporated	3,974	1,008,482

Vulcan Materials Company	8,360	1,180,850

		2,451,331

Containers & Packaging: 0.54%

AptarGroup Incorporated	3,930	480,325

Avery Dennison Corporation	5,179	598,537

Ball Corporation	20,274	1,630,232

Berry Global Group Incorporated †	8,216	321,574

Crown Holdings Incorporated †	8,308	546,999

Graphic Packaging Holding Company	19,288	266,367

International Paper Company	25,336	990,638

Packaging Corporation of America	5,794	582,761

Sealed Air Corporation	9,723	387,170

Sonoco Products Company	6,289	359,731

		6,164,334

Metals & Mining: 0.35%

Alcoa Corporation †	12,266	219,929

Allegheny Technologies Incorporated †	7,696	152,535

Newmont Goldcorp Corporation	33,281	1,327,579

Nucor Corporation	18,747	918,228

Reliance Steel & Aluminum Company	4,081	396,796

Royal Gold Incorporated	4,095	546,191

Steel Dynamics Incorporated	13,470	363,690

United States Steel Corporation	10,092	111,718

		4,036,666

Paper & Forest Products: 0.02%

Louisiana-Pacific Corporation	7,918	190,349

Real Estate: 6.13%

Equity REITs: 6.01%

Alexandria Real Estate Equities Incorporated	6,106	914,923

American Campus Communities Incorporated	8,930	415,066

American Homes 4 Rent Class A	17,123	438,006

American Tower Corporation	29,214	6,724,771

Americold Realty Trust	9,835	358,191

Apartment Investment & Management Company Class A	9,422	480,522

Apple Hospitality REIT Incorporated	14,679	233,836

The accompanying notes are an integral part of these financial statements.

136  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Equity REITs (continued)

AvalonBay Communities Incorporated	8,964	$1,905,388

Boston Properties Incorporated	9,948	1,277,522

Brixmor Property Group Incorporated	19,377	357,118

Camden Property Trust	6,158	666,604

CoreSite Realty Corporation	2,528	293,703

Cousins Properties Incorporated	7,480	259,556

Crown Castle International Corporation	26,594	3,860,651

CubeSmart	12,481	447,943

CyrusOne Incorporated	7,070	519,362

Digital Realty Trust Incorporated	13,625	1,684,459

Douglas Emmett Incorporated	10,597	447,193

Duke Realty Corporation	22,537	749,806

EastGroup Properties Incorporated	2,583	321,635

EPR Properties	5,044	394,693

Equinix Incorporated	5,363	2,983,330

Equity Commonwealth	8,264	278,166

Equity Lifestyle Properties Incorporated	5,348	720,483

Equity Residential	23,733	2,011,609

Essex Property Trust Incorporated	4,167	1,338,690

Extra Space Storage Incorporated	8,072	984,138

Federal Realty Investment Trust	4,905	633,775

First Industrial Realty Trust Incorporated	8,442	328,816

Gaming and Leisure Properties Incorporated	13,238	517,871

HCP Incorporated	31,559	1,095,413

Healthcare Realty Trust Incorporated	8,735	290,264

Healthcare Trust of America Incorporated Class A	13,790	391,084

Highwoods Properties Incorporated	6,992	302,124

Hospitality Properties Trust	11,180	269,885

Host Hotels & Resorts Incorporated	47,889	768,140

Hudson Pacific Properties Incorporated	10,134	344,556

Invitation Homes Incorporated	21,855	628,550

Iron Mountain Incorporated	18,364	584,893

JBG Smith Properties	7,581	290,049

Kilroy Realty Corporation	6,366	495,657

Kimco Realty Corporation	25,958	477,108

Lamar Advertising Company Class A	5,531	423,951

Liberty Property Trust	9,416	490,762

Life Storage Incorporated	3,187	337,695

Medical Properties Trust Incorporated	24,933	463,504

Mid-America Apartment Communities Incorporated	7,232	916,150

National Retail Properties Incorporated	10,309	578,850

Omega Healthcare Investors Incorporated	13,298	540,963

Paramount Group Incorporated	15,231	200,745

Park Hotels & Resorts Incorporated	13,352	314,440

Pebblebrook Hotel Trust	8,624	232,589

Prologis Incorporated	38,913	3,253,905

Public Storage Incorporated	9,742	2,579,097

Rayonier Incorporated	8,090	216,812

Realty Income Corporation	19,247	1,420,621

Regency Centers Corporation	10,653	687,225

Rexford Industrial Realty Incorporated	6,607	291,963

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  137

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Equity REITs (continued)

RLJ Lodging Trust	11,700	$189,657

Ryman Hospitality Properties Incorporated	3,174	252,841

Sabra Health Care REIT Incorporated	12,087	261,321

SBA Communications Corporation	7,118	1,867,977

Simon Property Group Incorporated	19,831	2,953,629

SL Green Realty Corporation	5,504	441,531

Spirit Realty Capital Incorporated REIT	5,797	277,908

STAG Industrial Incorporated	8,849	257,329

STORE Capital Corporation	13,539	511,233

Sun Communities Incorporated	5,460	806,988

Sunstone Hotel Investors Incorporated	15,943	209,491

Taubman Centers Incorporated	4,193	163,737

The Macerich Company	9,763	278,538

UDR Incorporated	17,771	856,207

Ventas Incorporated	23,406	1,717,766

VEREIT Incorporated	60,773	592,537

VICI Properties Incorporated	21,495	476,329

Vornado Realty Trust	11,421	690,628

Weingarten Realty Investors	8,892	235,549

Welltower Incorporated	26,086	2,336,262

Weyerhaeuser Company	44,704	1,176,162

WP Carey Incorporated	10,844	973,791

		68,962,232

Real Estate Management & Development: 0.12%

CBRE Group Incorporated Class A †	19,725	1,031,026

Jones Lang LaSalle Incorporated	2,862	383,651

		1,414,677

Utilities: 5.32%

Electric Utilities: 3.09%

ALLETE Incorporated	3,456	296,283

Alliant Energy Corporation	14,907	781,872

American Electric Power Company Incorporated	31,575	2,878,061

Duke Energy Corporation	48,007	4,452,169

Edison International	21,538	1,556,551

Entergy Corporation	12,068	1,361,753

Evergy Incorporated	16,014	1,040,910

Eversource Energy	20,164	1,615,741

Exelon Corporation	61,466	2,904,883

FirstEnergy Corporation	33,417	1,537,182

Hawaiian Electric Industries Incorporated	7,056	313,286

IDACORP Incorporated	3,349	367,754

NextEra Energy Incorporated	31,096	6,812,512

OGE Energy Corporation	12,602	540,248

PG&E Corporation †	32,792	342,676

Pinnacle West Capital Corporation	7,234	689,473

PNM Resources Incorporated	5,104	260,355

Portland General Electric Company	5,895	335,367

The accompanying notes are an integral part of these financial statements.

138  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Shares	Value

Electric Utilities (continued)

PPL Corporation	45,661	$1,349,283

The Southern Company	67,361	3,924,452

Xcel Energy Incorporated	32,800	2,106,416

		35,467,227

Gas Utilities: 0.24%

Atmos Energy Corporation	7,431	819,119

National Fuel Gas Company	5,711	266,932

New Jersey Resources Corporation	5,707	261,038

ONE Gas Incorporated	3,437	314,864

Southwest Gas Holdings Incorporated	3,375	307,901

Spire Incorporated	3,385	287,387

UGI Corporation	11,154	542,865

		2,800,106

Independent Power & Renewable Electricity Producers: 0.17%

AES Corporation	41,525	636,578

NRG Energy Incorporated	17,676	643,406

Vistra Energy Corporation	25,626	639,369

		1,919,353

Multi-Utilities: 1.65%

Ameren Corporation	15,516	1,197,059

Black Hills Corporation	4,024	308,681

CenterPoint Energy Incorporated	32,659	904,328

CMS Energy Corporation	18,205	1,147,825

Consolidated Edison Incorporated	21,362	1,899,082

Dominion Energy Incorporated	53,468	4,150,721

DTE Energy Company	11,718	1,519,356

MDU Resources Group Incorporated	12,701	341,530

NiSource Incorporated	24,148	713,573

Northwestern Corporation	3,625	262,595

Public Service Enterprise Group Incorporated	32,828	1,985,109

Sempra Energy	17,702	2,507,134

WEC Energy Group Incorporated	20,261	1,940,396

		18,877,389

Water Utilities: 0.17%

American Water Works Company Incorporated	11,537	1,468,891

Aqua America Incorporated	11,532	510,736

		1,979,627

Total Common Stocks (Cost $902,012,339)		1,109,040,109

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  139

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

	Yield	Shares	Value
Short-Term Investments: 2.65%

Investment Companies: 2.65%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%	30,414,252	$30,414,252

Total Short-Term Investments (Cost $30,414,252)			30,414,252

Total investments in securities (Cost $932,426,591)	99.27%	1,139,454,361

Other assets and liabilities, net	0.73	8,380,770

Total net assets	100.00%	$1,147,835,131

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses

Long
S&P 500 E-Mini Index	269	9-20-2019	$39,936,470	$39,338,560	$0	$(597,910)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	42,045,039	70,644,786	82,275,573	30,414,252	$0	$0	$381,116	$30,414,252	2.65%

The accompanying notes are an integral part of these financial statements.

140  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Common Stocks: 93.20%

Communication Services: 2.73%

Diversified Telecommunication Services: 0.42%

ATN International Incorporated	1,920	$109,094

Bandwidth Incorporated Class A †	3,015	262,878

Cincinnati Bell Incorporated †	11,546	62,695

Cogent Communications Group Incorporated	8,132	495,157

Consolidated Communications Holdings Incorporated	12,772	51,471

Frontier Communications Corporation †	26,468	21,188

IDT Corporation Class B †	2,600	22,932

Ooma Incorporated †	3,571	44,638

Pareteum Corporation †	28,123	60,183

		1,130,236

Entertainment: 0.19%

AMC Entertainment Holdings Class A	11,612	129,009

Glu Mobile Incorporated †	25,037	111,164

Marcus Corporation	4,553	152,799

Reading International Incorporated Class A †	3,198	39,655

Rosetta Stone Incorporated †	4,436	80,957

		513,584

Interactive Media & Services: 0.67%

Actua Corporation †(a)‡	9,483	2,655

Angi Homeservices Incorporated Class A †	15,368	119,256

Care.com Incorporated †	5,589	55,275

CarGurus Incorporated †	13,285	433,357

Cars.com Incorporated †	13,714	122,192

DHI Group Incorporated †	8,810	31,980

Eventbrite Incorporated Class A †	2,266	39,610

Match Group Incorporated	9,811	831,973

QuinStreet Incorporated †	8,353	95,642

The Meet Group Incorporated †	14,939	51,540

		1,783,480

Media: 1.20%

A.H. Belo Corporation Class A	4,211	15,033

AMC Networks Incorporated Class A †	8,286	401,871

Clear Channel Outdoor Holdings Incorporated †	7,385	19,201

Cumulus Media Incorporated Class A †	2,530	34,408

Daily Journal Corporation †	206	41,299

Entravision Communications Corporation Class A	12,377	37,874

Fluent Incorporated †	6,324	18,846

Gannett Company Incorporated	21,577	226,990

Gray Television Incorporated †	18,812	287,824

Hemisphere Media Group Incorporated †	3,639	43,195

John Wiley & Sons Incorporated Class A	8,253	367,259

Lee Enterprises Incorporated †	11,770	20,951

Marchex Incorporated Class B †	6,618	22,501

Meredith Corporation	7,876	344,811

MSG Networks Incorporated Class A †	11,876	194,766

National CineMedia Incorporated	12,738	104,452

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  141

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Media (continued)

New Media Investment Group Incorporated	11,548	$101,391

Saga Communications Incorporated Class A	1,027	29,311

Scholastic Corporation	4,516	158,376

Sinclair Broadcast Group Incorporated Class A	13,483	600,937

The E.W. Scripps Company	10,856	134,180

WideOpenWest Incorporated †	4,732	26,594

		3,232,070

Wireless Telecommunication Services: 0.25%

Boingo Wireless Incorporated †	8,605	110,746

Gogo Incorporated †	12,649	50,849

NII Holdings Incorporated †	17,826	29,591

Shenandoah Telecommunications Company	10,056	317,166

Spok Holdings Incorporated	3,734	43,875

United States Cellular Corporation †	3,053	109,877

		662,104

Consumer Discretionary: 11.82%

Auto Components: 1.23%

American Axle & Manufacturing Holdings Incorporated †	19,339	122,609

Cooper Tire & Rubber Company	9,064	212,913

Cooper-Standard Holdings Incorporated †	3,195	119,621

Dana Incorporated	25,014	318,428

Dorman Products Incorporated †	5,288	375,871

Fox Factory Holding Corporation †	6,751	486,342

Gentherm Incorporated †	6,295	231,027

LCI Industries	4,542	384,935

Modine Manufacturing Company †	9,172	93,646

Motorcar Parts of America Incorporated †	3,455	50,201

Shiloh Industries Incorporated †	2,276	9,514

Standard Motor Products Incorporated	3,763	166,739

Stoneridge Incorporated †	5,049	155,055

Strattec Security Corporation	737	13,671

Superior Industries International Incorporated	4,354	11,974

Tenneco Incorporated	9,547	83,250

Tower International Incorporated	3,825	118,307

Visteon Corporation †	4,901	338,022

		3,292,125

Automobiles: 0.06%

Winnebago Industries Incorporated	5,267	168,649

Distributors: 0.11%

Core Mark Holding Company Incorporated	8,637	279,752

Weyco Group Incorporated	1,120	27,474

		307,226

Diversified Consumer Services: 0.87%

Adtalem Global Education Incorporated †	11,377	486,025

American Public Education Incorporated †	3,087	74,798

The accompanying notes are an integral part of these financial statements.

142  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Diversified Consumer Services (continued)

Career Education Corporation †	12,912	$264,825

Carriage Services Incorporated	3,231	68,723

Collectors Universe Incorporated	1,772	45,930

Graham Holdings Company Class B	826	581,554

Houghton Mifflin Harcourt Company †	21,739	129,347

K12 Incorporated †	7,468	196,782

Laureate Education Incorporated Class A †	18,608	340,526

Regis Corporation †	5,384	87,059

Select Interior Concepts Class A †	3,946	48,970

Zovio Incorporated †	6,093	13,892

		2,338,431

Hotels, Restaurants & Leisure: 2.84%

BBX Capital Corporation	12,868	53,402

Biglari Holdings Incorporated Class B †	382	33,505

BJ’s Restaurants Incorporated	4,279	155,927

Bloomin’ Brands Incorporated	17,600	317,504

Bluegreen Vacations Corporation	1,427	13,499

Brinker International Incorporated	6,881	261,478

Carrols Restaurant Group Incorporated †	7,171	52,348

Century Casinos Incorporated †	5,237	40,220

Choice Hotels International Incorporated	6,977	634,767

Churchill Downs Incorporated	5,922	729,946

Chuy’s Holding Incorporated †	3,658	92,803

Dave & Buster’s Entertainment Incorporated	9,078	390,808

Del Frisco’s Restaurant Group Incorporated †	6,452	51,422

Del Taco Restaurants Incorporated †	5,405	60,428

Denny’s Corporation †	11,471	270,601

Dine Brands Global Incorporated	3,351	236,413

Drive Shack Incorporated †	11,635	54,801

El Pollo Loco Holdings Incorporated †	4,084	41,698

Everi Holdings Incorporated †	13,225	118,232

Fiesta Restaurant Group Incorporated †	4,345	37,541

Golden Entertainment Incorporated †	3,547	50,296

Hilton Grand Vacations Incorporated †	16,323	551,228

Inspired Entertainment Incorporated †	2,368	16,552

International Game Technology	19,600	234,808

International Speedway Corporation Class A	4,612	207,632

J. Alexander’s Holdings Incorporated †	2,612	30,822

Jack in the Box Incorporated	4,896	417,727

Lindblad Expeditions Holding †	5,289	98,693

Monarch Casino & Resort Incorporated †	2,384	105,802

Nathan S Famous Incorporated	620	41,292

Noodles & Company †	5,598	32,300

Papa John’s International Incorporated	3,383	168,338

Playa Hotels & Resorts NV †	14,618	118,260

Playags Incorporated †	5,653	55,060

Potbelly Corporation †	4,981	23,062

RCI Hospitality Holdings Incorporated	1,738	30,936

Red Lion Hotels Corporation †	4,207	22,045

Red Robin Gourmet Burgers Incorporated †	2,566	85,935

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  143

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Hotels, Restaurants & Leisure (continued)

Red Rock Resorts Incorporated Class A	12,843	$267,777

Ruth’s Chris Steak House Incorporated	5,643	109,756

SeaWorld Entertainment Incorporated †	10,740	311,567

Speedway Motorsports Incorporated	2,274	44,912

The Cheesecake Factory Incorporated	7,985	303,350

The Habit Restaurants Incorporated Class A †	4,071	35,662

Twin River Worldwide Holdings Incorporated	3,970	89,921

Wingstop Incorporated	5,172	518,079

		7,619,155

Household Durables: 1.86%

Bassett Furniture Industries Incorporated	2,198	26,772

Beazer Homes Incorporated †	5,808	72,774

Century Communities Incorporated †	5,083	143,239

Ethan Allen Interiors Incorporated	4,908	84,418

Flexsteel Industries Incorporated	1,476	22,347

GoPro Incorporated Class A †	22,833	88,364

Green Brick Partners Incorporated †	4,709	43,276

Hamilton Beach Brand Class A	1,517	21,496

Hooker Furniture Corporation	3,037	54,241

Hovnanian Enterprises Incorporated Class A †	1,154	9,509

Installed Building Products †	4,101	233,388

KB Home Incorporated	16,556	465,058

La-Z-Boy Incorporated	9,712	309,521

LGI Homes Incorporated †	3,676	299,631

Lifetime Brands Incorporated	2,323	17,934

M/I Homes Incorporated †	5,358	193,638

MDC Holdings Incorporated	9,360	361,951

Meritage Corporation †	6,949	454,048

Sonos Incorporated †	8,117	117,859

Taylor Morrison Home Corporation Class A †	21,559	514,398

Tempur-Pedic International Incorporated †	8,594	662,769

The Lovesac Company †	1,112	19,126

TRI Pointe Homes Incorporated †	27,526	385,364

Tupperware Brands Corporation	7,440	96,794

Turtle Beach Corporation †	2,021	18,250

Universal Electronics Incorporated †	2,567	115,900

Voxx International Corporation †	3,793	16,689

William Lyon Homes Class A †	6,174	109,095

Zagg Incorporated †	5,542	35,524

		4,993,373

Internet & Direct Marketing Retail: 0.49%

1-800-Flowers.com Incorporated Class A †	4,547	66,932

Duluth Holdings Incorporated Class B †	3,687	33,884

Gaia Incorporated †	2,098	13,994

Lands End Incorporated †	2,200	17,050

Leaf Group Limited †	3,393	14,183

Liberty TripAdvisor Holdings Incorporated Class A †	13,285	116,111

Liquidity Services Incorporated †	5,273	39,917

Overstock.com Incorporated †	4,689	73,758

The accompanying notes are an integral part of these financial statements.

144  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Internet & Direct Marketing Retail (continued)

PetMed Express Incorporated	3,929	$62,078

Shutterfly Incorporated †	6,426	326,955

Shutterstock Incorporated	3,652	128,222

Stamps.com Incorporated †	2,870	184,713

Stitch Fix Incorporated Class A †	6,797	129,551

The Rubicon Project Incorporated †	8,550	87,467

Waitr Holdings Incorporated †	11,395	19,713

		1,314,528

Leisure Products: 0.40%

Acushnet Holdings Corporation	6,459	167,740

American Outdoor Brands Corporation †	10,584	63,610

Callaway Golf Company	17,318	307,568

Clarus Corporation	4,200	46,242

Escalade Incorporated	1,763	18,212

Johnson Outdoors Incorporated Class A	925	51,800

Malibu Boats Incorporated Class A †	4,085	113,645

Marine Products Corporation	1,457	22,044

Mastercraft Boat Holdings Incorporated †	3,544	53,692

Nautilus Group Incorporated †	6,427	8,934

Sturm, Ruger & Company Incorporated	3,256	133,529

Yeti Holdings Incorporated †	2,997	84,665

		1,071,681

Multiline Retail: 0.13%

Big Lots Stores Incorporated	7,595	172,786

Dillard’s Incorporated Class A	2,131	124,706

JCPenny Company Incorporated †	46,144	34,336

Tuesday Morning Corporation †	9,103	12,744

		344,572

Specialty Retail: 3.02%

Abercrombie & Fitch Company Class A	15,051	220,046

America’s Car-Mart Incorporated †	1,210	103,794

Asbury Automotive Group Incorporated †	3,606	340,046

Ascena Retail Group Incorporated †	40,411	10,058

AutoNation Incorporated †	15,343	728,179

Barnes & Noble Education Incorporated †	6,622	25,826

Bed Bath & Beyond Incorporated	26,522	256,468

Boot Barn Holdings Incorporated †	4,768	163,304

Build A Bear Workshop Incorporated †	2,351	5,830

Caleres Incorporated	7,065	142,360

Camping World Holdings Incorporated Class A	5,579	42,400

Chico’s FAS Incorporated	21,568	67,292

Children’s Place Retail Stores Incorporated	2,983	260,267

Citi Trends Incorporated	2,196	36,915

Container Store Group Incorporated †	3,388	15,178

Designer Brands Incorporated	12,776	210,676

Destination Xl Group Incorporated †	7,058	12,634

Dick’s Sporting Goods Incorporated	14,029	477,547

Express Incorporated †	14,822	31,423

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  145

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Specialty Retail (continued)

Genesco Incorporated †	3,560	$127,021

GNC Holdings Incorporated Class A †	15,928	31,219

Group 1 Automotive Incorporated	3,248	242,691

Guess? Incorporated	12,810	231,477

Haverty Furniture Companies Incorporated	3,560	68,174

Hibbett Sports Incorporated †	3,838	63,481

Hudson Limited Class A †	7,957	86,333

Kirkland’s Incorporated †	4,613	6,781

Lithia Motors Incorporated Class A	4,224	553,640

MarineMax Incorporated †	4,328	62,583

Monro Muffler Brake Incorporated	6,001	466,398

Murphy USA Incorporated †	5,834	521,560

Office Depot Incorporated	112,459	146,197

Penske Auto Group Incorporated	6,861	293,514

Rent-A-Center Incorporated †	8,958	228,698

Restoration Hardware Incorporated †	3,241	464,273

RTW Retailwinds Incorporated †	6,314	6,377

Sally Beauty Holdings Incorporated †	24,852	303,940

Shoe Carnival Incorporated	2,387	73,376

Sleep Number Corporation †	5,452	228,112

Sonic Automotive Incorporated	3,289	88,507

Sportsman’s Warehouse Holdings Incorporated †	8,817	37,208

Tailored Brands Incorporated	9,307	50,444

The Buckle Incorporated	5,372	105,291

The Cato Corporation Class A	4,359	74,670

The Michaels Companies Incorporated †	18,354	104,067

Tile Shop Holdings Incorporated	8,115	21,829

Tilly’s Incorporated Class A	4,208	45,068

TravelCenters of America Incorporated †	1,310	17,161

Vitamin Shoppe Incorporated †	3,761	24,258

Winmark Corporation	517	84,013

Zumiez Incorporated †	3,476	90,306

		8,098,910

Textiles, Apparel & Luxury Goods: 0.81%

Columbia Sportswear Company	5,679	532,633

Crocs Incorporated †	12,799	285,418

Culp Incorporated	2,159	30,312

Delta Apparel Incorporated †	1,014	22,754

G-III Apparel Group Limited †	9,091	186,456

Lakeland Industries Incorporated †	1,551	15,944

Levi Strauss & Company Class A †	7,648	129,251

Movado Group Incorporated	3,228	69,467

Oxford Industries Incorporated	3,414	238,229

Rocky Brands Incorporated	1,287	37,503

Steven Madden Limited	14,626	485,876

Superior Uniform Group Incorporated	1,822	25,836

Unifi Incorporated †	2,864	55,103

Vera Bradley Incorporated †	4,281	45,336

		2,160,118

The accompanying notes are an integral part of these financial statements.

146  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Consumer Staples: 3.81%

Beverages: 0.50%

Boston Beer Company Incorporated †	1,539	$674,728

Coca Cola Bottling Corporation	917	308,671

Craft Brew Alliance Incorporated †	2,260	22,713

MGP Ingredients Incorporated	2,596	125,049

National Beverage Corporation	2,347	95,992

New Age Beverages Corporation †	11,697	35,559

Primo Water Corporation †	6,671	81,586

Reed’s Incorporated †	5,143	9,515

		1,353,813

Food & Staples Retailing: 0.56%

Ingles Markets Incorporated Class A	2,651	103,071

Natural Grocers By Vitamin C †	1,877	17,719

Pricesmart Incorporated	3,737	225,827

Rite Aid Corporation †	11,867	76,661

SpartanNash Company	6,958	74,938

Sprouts Farmers Market Incorporated †	23,209	416,602

The Andersons Incorporated	6,159	141,164

The Chef’s Warehouse Incorporated †	4,872	187,962

United Natural Foods Incorporated †	9,766	78,519

Village Super Market Class A	1,865	46,569

Weis Markets Incorporated	3,375	129,026

		1,498,058

Food Products: 1.75%

Alico Incorporated	569	16,985

B&G Foods Incorporated	12,415	210,186

Cal-Maine Foods Incorporated	4,155	168,444

Calavo Growers Incorporated	2,903	257,351

Dean Foods Company	19,866	20,065

Farmer Bros Corporation †	2,157	26,186

Fresh Del Monte Produce Incorporated	5,528	143,949

Freshpet Incorporated †	6,177	303,167

Hain Celestial Group Incorporated †	16,650	317,183

Hostess Brands Incorporated †	18,566	260,295

J & J Snack Foods Corporation	2,961	571,651

John B. Sanfilippo & Son Incorporated	1,574	145,752

Lancaster Colony Corporation	3,748	546,833

Landec Corporation †	5,358	58,884

Limoneira Corporation	2,753	49,994

Pilgrim’s Pride Corporation †	10,185	317,365

Sanderson Farms Incorporated	3,428	512,897

Seaboard Corporation	55	227,160

Seneca Foods Corporation Class A †	1,275	35,037

Simply Good Foods Company †	12,915	382,671

Tootsie Roll Industries Incorporated	3,101	113,745

		4,685,800

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  147

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Household Products: 0.40%

Central Garden & Pet Company Class A †	8,481	$204,053

Oil Dri Corporation of America	1,051	32,329

Spectrum Brands Holdings Incorporated	6,413	358,294

WD-40 Company	2,615	476,715

		1,071,391

Personal Products: 0.38%

Edgewell Personal Care Company †	10,236	284,970

Elf Beauty Incorporated †	4,464	72,852

Inter Parfums Incorporated	3,392	218,072

Lifevantage Corporation †	2,491	30,291

Medifast Incorporated	2,087	208,617

Natural Health Trends Corporation	1,700	12,852

Revlon Incorporated Class A †	1,160	19,175

USANA Health Sciences Incorporated †	2,601	176,790

		1,023,619

Tobacco: 0.22%

22nd Century Group Incorporated †	21,556	42,250

Pyxus International Incorporated †	1,665	22,261

Turning Point Brands Incorporated	1,512	54,205

Universal Corporation	4,693	234,932

Vector Group Limited	19,824	231,544

		585,192

Energy: 2.20%

Energy Equipment & Services: 0.72%

Basic Energy Services Incorporated †	4,577	6,087

Cactus Incorporated Class A †	9,753	248,409

Covia Holdings Corporation †	11,745	17,618

DMC Global Incorporated	2,989	129,812

Era Group Incorporated †	4,097	38,840

Exterran Corporation †	6,450	68,048

FTS International Incorporated †	7,601	19,079

Geospace Technologies Corporation †	2,538	31,065

Gulf Island Fabrication Incorporated †	2,828	17,901

Ion Geophysical Corporation †	2,054	15,857

Keane Group Incorporated †	9,021	47,811

KLX Energy Services †	4,493	45,065

Liberty Oilfield Services Class A	6,671	71,847

Mammoth Energy Services Incorporated	4,525	16,471

Matrix Service Company †	5,051	100,363

McDermott International Incorporated †	28,562	134,813

Natural Gas Services Group Incoporated †	2,484	26,778

Newpark Resources Incorporated †	18,924	125,088

Parker Drilling Company †	1,773	30,318

Pioneer Energy Services Corporation †	14,275	1,827

ProPetro Holding Corporation †	17,708	188,590

RigNet Incorporated †	2,757	21,615

RPC Incorporated	12,681	67,336

The accompanying notes are an integral part of these financial statements.

148  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Energy Equipment & Services (continued)

Seacor Holdings Incorporated †	3,362	$157,913

Seacor Marine Holdings Incorporated †	4,074	53,084

Select Energy Services Incorporated Class A †	10,685	87,190

Solaris Oilfield Infrastructure Incorporated Class A	5,648	77,660

Tetra Technologies Incorporated †	25,625	42,538

Ultralife Batteries Incorporated †	2,525	21,639

U.S. Well Services Incorporated †	5,360	16,080

		1,926,742

Oil, Gas & Consumable Fuels: 1.48%

Abraxas Petroleum Corporation †	30,068	15,692

Adams Resources & Energy Incorporated	422	12,951

Altus Midstream Company Class A †	12,150	28,067

Amplify Energy Corporation	3,723	22,189

Arch Coal Incorporated	3,240	248,054

Berry Petroleum Corporation	13,296	106,235

Bonanza Creek Energy Incorporated †	3,836	86,540

Centennial Resource Development Class A †	45,180	217,768

Chaparral Energy Incorporated Class A †	8,503	11,309

Consol Energy Incorporated †	4,683	78,487

Contura Energy Incorporated †	3,758	108,230

CVR Energy Incorporated	5,668	225,473

Delek US Holdings Incorporated	13,566	444,287

DHT Holdings Incorporated	17,315	97,310

Diamond S Shipping Incorporated †	8,425	91,833

Earthstone Energy Incorporated Class A †	3,784	13,017

Evolution Petroleum Corporation	5,357	31,713

Falcon Minerals Corporation	7,644	44,794

Goodrich Petroleum Corporation †	2,213	23,436

Green Plains Renewable Energy Incorporated	9,065	74,424

Gulfport Energy Corporation †	33,948	81,475

Halcon Resources Corporation †	26,970	3,093

Hallador Energy Corporation	4,465	17,726

Jagged Peak Energy Incorporated †	12,364	85,312

Lonestar Resources US Incorporated Class A †	5,307	13,745

Magnolia Oil & Gas Corporation †	23,220	237,076

Navigator Holdings Limited †	6,603	62,002

New Fortress Energy LLC †	2,936	47,064

Northern Oil & Gas Incorporated †	56,252	103,504

Overseas Shipholding Group Class A †	14,211	23,164

Par Pacific Holdings Incorporated †	7,332	159,398

Penn Virginia Corporation †	2,794	79,629

Renewable Energy Group Incorporated †	8,406	102,301

Rex American Resources Corporation †	1,080	74,174

Roan Resources Incorporated	10,717	12,110

Sandridge Energy Incorporated †	7,890	36,925

SilverBow Resources Incorporated †	1,604	13,923

Southwestern Energy Company †	125,348	198,050

Talos Energy Incorporated †	4,293	81,739

Vaalco Energy Incorporated †	11,931	21,476

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  149

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Oil, Gas & Consumable Fuels (continued)

W&T Offshore Incorporated †	18,944	$82,975

World Fuel Services Corporation	11,570	444,288

		3,962,958

Financials: 20.18%

Banks: 10.81%

1st Constitution Bancorp	1,452	25,279

1st Source Corporation	1,721	76,361

ACNB Corporation	1,335	44,963

Allegiance Bancshares Incorporated †	3,908	126,658

Amalgamated Bank of New York Class A	6,478	103,972

Amerant Bancorp Incorporated Class A †	4,129	68,376

American National Bankshares Incorporated	2,086	71,341

Ameris Bancorp	9,135	321,461

AMES National Corporation	1,885	49,896

Arrow Financial Corporation	2,752	88,504

Atlantic Capital Bancshares †	4,522	73,709

Atlantic Union Bankshares Corporation	14,753	532,731

Banc of California Incorporated	8,584	125,069

BancFirst Corporation	3,447	185,345

Bancorpsouth Bank	19,334	533,425

Bank First Corporation	1,077	58,621

Bank of Commerce Holdings	3,347	33,470

Bank of Marin Bancorp	2,558	103,880

BankFinancial Corporation	3,055	35,621

Bankwell Financial Group Incorporated	1,234	32,467

Banner Corporation	6,674	359,795

Bar Harbor Bankshares	2,945	64,996

Baycom Corporation †	2,046	45,217

BCB Bancorp Incorporated	2,711	33,508

Berkshire Hills Bancorp Incorporated	8,550	250,772

BOK Financial Corporation	5,825	443,516

Boston Private Financial Holdings Incorporated	15,336	162,868

Bridge Bancorp Incorporated	3,577	96,257

Brookline Bancorp Incorporated	15,322	215,121

Bryn Mawr Bank Corporation	3,869	131,933

Business First Bancshares Incorporated	2,601	61,436

Byline Bancorp Incorporated †	4,318	74,270

C&F Financial Corporation	658	31,189

Cadence Bancorp	23,529	361,641

Cambridge Bancorp	813	60,113

Camden National Corporation	2,986	123,800

Capital City Bank Group Incorporated	2,116	51,588

Capstar Financial Holdings Class I	2,160	33,394

Carolina Financial Corporation	4,010	136,942

Carter Bank & Trust †	4,837	91,371

Cathay General Bancorp	14,841	492,573

CB Financial Services Incorporated	1,011	25,275

CBTX Incorporated	3,480	93,716

CenterState Banks Incorporated	24,750	559,845

The accompanying notes are an integral part of these financial statements.

150  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Banks (continued)

Central Pacific Financial Company	5,351	$148,865

Central Valley Community Bancorp	2,363	46,268

Century Bancorp Incorporated Class A	585	47,385

Chemung Financial Corporation	706	28,374

Citizens & Northern Corporation	2,578	61,150

Citizens Community Bancorp Incorporated	544	5,957

City Holding Company	3,111	231,303

Civista Bancshares Incorporated	3,036	62,025

CNB Financial Corporation	2,746	72,604

Coastal Financial Corporation †	1,324	19,555

Codorus Valley Bancorp Incorporated	1,865	41,701

Columbia Banking System Incorporated	14,015	483,658

Community Bank System Incorporated	9,838	600,020

Community Bankers Trust Corporation	4,209	32,662

Community Financial Corporation	945	29,701

Community Trust Bancorp	2,996	116,544

ConnectOne Bancorp Incorporated	6,489	132,895

County Bancorp Incorporated	1,014	17,593

Customers Bancorp Incorporated †	5,489	103,687

DNB Financial Corporation	694	28,565

Eagle Bancorp Incorporated	6,225	253,607

Eagle Bancorp Montana Incorporated	764	12,583

Enterprise Bancorp Incorporated	1,703	49,268

Enterprise Financial Service	4,627	182,396

Equity Bancshares Incorporated Class A †	2,914	73,724

Esquire Financial Holdings Class I †	1,099	25,827

Evans Bancorp Incorporated	960	32,746

Farmers & Merchants Banco	2,114	54,076

Farmers National Banc Corporation	4,842	65,367

FB Financial Corporation	3,233	115,968

Fidelity D&D Bancorp Incorporated	524	28,825

Financial Institutions Incorporated	3,001	87,209

First Bancorp Incorporated	2,086	52,984

First Bancorp of North Carolina	5,462	192,372

First Bancshares Incorporated	3,303	104,177

First Bank	3,340	35,270

First Busey Corporation	10,065	246,593

First Business Financial Service	1,663	37,501

First Capital Incorporated	653	36,960

First Choice Bancorp	2,059	43,115

First Citizens BancShares Corporation Class A	1,038	461,495

First Commonwealth Financial Corporation	19,303	238,778

First Community Bancshares	2,723	86,619

First Community Corporation	1,401	25,008

First Financial Bancorp	19,030	445,683

First Financial Corporation	2,080	84,448

First Financial Northwest	1,696	23,269

First Foundation Incorporated	7,556	105,482

First Guaranty Bancshares Incorporated	1,025	19,455

First Internet Bancorp	1,943	39,287

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  151

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Banks (continued)

First Interstate BancSystem Class A	7,994	$311,766

First Merchants Corporation	9,201	328,660

First Mid-Illinois Bancshares	2,603	83,530

First Midwest Bancorp Incorporated	20,201	387,859

First National Community Bancorp Incorporated	3,361	24,737

First Northwest Bancorp	1,771	28,301

First of Long Island Corporation	4,867	105,906

First United Corporation	1,306	28,392

Flushing Financial Corporation	5,472	105,555

Franklin Financial Network	2,601	75,247

Fulton Financial Corporation	33,150	528,743

FVCBankcorp Incorporated †	2,230	36,907

German American Bancorp	4,454	135,981

Great Southern Bancorp Incorporated	2,283	128,624

Great Western Bancorp Incorporated	10,829	323,029

Guaranty Bancshares Incorporated	1,512	45,572

Hanmi Financial Corporation	5,830	104,415

HarborOne Bancorp Incorporated †	5,251	52,300

Hawthorn Bancshares Incorporated	1,201	26,542

Heartland Financial USA Incorporated	6,165	269,595

Heritage Commerce Corporation	8,039	93,172

Heritage Financial Corporation	6,910	180,904

Hilltop Holdings Incorporated	14,386	341,668

Hometrust Bancshares Incorporated	3,273	82,545

Hope Bancorp Incorporated	23,625	316,811

Horizon Bancorp Indiana	7,695	125,121

Howard Bancorp Incorporated †	2,673	39,534

Independent Bank Corporation	6,567	443,995

Independent Bank Corporation	4,377	85,045

International Bancshares Corporation	11,413	406,189

Investar Holding Corporation	1,922	44,629

Investors Bancorp Incorporated	45,469	504,706

Lakeland Bancorp Incorporated	9,446	140,556

Lakeland Financial Corporation	4,745	200,856

LCNB Corporation	2,358	39,544

LegacyTexas Financial Group	9,257	373,983

Level One Bancorp Incorporated	1,163	27,319

Live Oak Bancshares Incorporated	4,708	84,462

Macatawa Bank Corporation	5,250	51,923

Mackinac Financial Corporation	1,851	26,173

Malvern Bancorp Incorporated †	1,503	31,788

Mercantile Bank Corporation	3,107	95,602

Metropolitan Bank Holding Corporation †	987	35,729

Mid Penn Bancorp Incorporated	1,300	31,525

Middlefield Banc Corporation	595	27,983

Midland States Bancorp Incorporated	4,330	111,584

Midsouth Bancorp Incorporated	2,879	29,798

Midwestone Financial Group Class I	2,082	60,316

Mutualfirst Financial Incorporated	1,451	43,777

MVB Financial Corporation	2,048	38,584

National Bank Holdings Corporation Class A	5,240	171,034

The accompanying notes are an integral part of these financial statements.

152  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Banks (continued)

National Bankshares Incorporated	1,264	$42,344

NBT Bancorp Incorporated	8,390	293,398

Nicolet Bankshares Incorporated †	1,543	97,795

Northeast Bank	1,506	31,611

Northrim BanCorp Incorporated	1,346	48,725

Norwood Financial Corporation	1,221	37,509

Oak Valley Bancorp	1,367	22,077

Ohio Valley Banc Corporation	764	24,608

Old Line Bancshares Incorporated	2,712	71,651

Old National Bancorp	33,774	567,403

Old Point Financial Corporation	749	17,886

Old Second Bancorp Incorporated	5,558	65,529

Opus Bank	4,276	88,770

Origin Bancorp Incorporated	3,581	114,735

Orrstown Financial Services Incorporated	1,680	35,851

Pacific Mercantile Bancorp †	3,648	27,725

Pacific Premier Bancorp Incorporated	11,713	345,065

Park National Corporation	2,415	217,543

Parke Bancorp Incorporated	1,572	35,794

Peapack-Gladstone Financial Corporation	3,337	93,870

Penns Woods Bancorp Incorporated	959	39,597

People S Utah Bancorp	3,150	83,475

Peoples Bancorp Incorporated	3,488	107,116

Peoples Bancorp of North Carolina Incorporated	879	24,498

Peoples Financial Services	1,416	63,394

Plumas Bancorp	853	17,998

Preferred Bank (Los Angeles)	2,612	130,496

Premier Financial Bancorp	2,355	36,503

QCR Holdings Incorporated	2,812	99,292

RBB Bancorp	2,836	52,267

Reliant Bancorp Incorporated	2,043	46,805

Renasant Corporation	10,920	358,067

Republic Bancorp Incorporated Class A	2,323	98,611

Republic First Bancorp Incorporated †	8,933	36,134

S&T Bancorp Incorporated	6,776	231,875

Sandy Spring Bancorp Incorporated	6,712	224,718

SB Financial Group Incorporated	1,239	20,047

SB One Bancorp	1,590	35,489

Seacoast Banking Corporation †	9,660	225,464

Select Bancorp Incorporated †	3,335	36,352

ServisFirst Bancshares Incorporated	8,901	270,590

Shore Bancshares Incorporated	2,488	38,216

Sierra Bancorp	2,660	65,542

Simmons First National Corporation Class A	17,034	408,816

Smartfinancial Incorporated †	2,464	47,752

South State Corporation	6,551	482,023

Southern First Bancshares †	1,353	51,644

Southern National Bancorp of Virginia	3,837	56,097

Southside Bancshares Incorporated	6,266	206,339

Spirit of Texas Bancshares Incorporated †	2,398	49,399

Stock Yards Bancorp Incorporated	3,934	142,804

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  153

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Banks (continued)

Summit Financial Group Incorporated	2,168	$53,398

The Bancorp Incorporated †	10,117	92,368

The Bank of Princeton	1,100	29,370

Tompkins Trust Company Incorporated	2,667	210,960

Towne Bank	12,222	321,072

TriCo Bancshares	4,952	175,103

TriState Capital Holdings Incorporated †	4,728	93,378

Triumph Bancorp Incorporated †	4,715	141,403

Trustmark Corporation	11,916	389,415

Two River Bancorp	1,458	27,571

Union Bankshares Incorporated	647	17,754

United Community Bank	15,095	398,659

United Security Bancshare	2,817	29,240

Unity Bancorp Incorporated	1,611	31,624

Univest Corporation of Pennsylvania	5,314	134,497

Veritex Holdings Incorporated	9,703	228,991

Washington Trust Bancorp	2,956	137,158

WesBanco Incorporated	10,769	368,515

West Bancorporation	2,847	59,331

Westamerica Bancorporation	4,997	307,865

		28,996,386

Capital Markets: 1.97%

Ares Management Corporation Class A	13,101	381,239

Artisan Partners Asset Management Incorporated Class A	9,641	256,836

Associated Capital Group Class A	417	14,495

B. Riley Financial Incorporated	3,306	69,955

BGC Partners Incorporated Class A	53,036	270,484

Blucora Incorporated †	9,268	209,271

BrightSphere Investment Group Incorporated	13,745	124,942

Cohen & Steers Incorporated	4,561	245,975

Cowen Incorporated †	4,814	75,147

Diamond Hill Investment Group	670	90,383

Donnelley Financial Solutions †	6,043	64,237

Federated Investors Incorporated Class B	17,781	569,703

Focus Financial Partners Class A †	6,655	136,561

Gain Capital Holdings Incorporated	3,282	14,933

Gamco Investors Incorporated Class A	1,198	21,169

Great Elm Capital Group Incorporated †	1,810	6,697

Greenhill & Company Incorporated	2,707	38,006

Hamilton Lane Incorporated Class A	3,300	205,062

Houlihan Lokey Incorporated	5,951	262,915

IINTL FC Stone Incorporated †	3,113	122,061

Ladenburg Thalmann Financial Services Incorporated	18,438	36,138

Moelis Company Class A	8,477	284,234

Morningstar Incorporated	3,820	617,236

Oppenheimer Holdings Class A	1,730	48,025

Piper Jaffray Companies Incorporated	2,598	189,030

PJT Partners Incorporated Class A	3,540	147,299

Pzena Investment Managm Class A	3,502	28,471

Siebert Financial Corporation †	1,952	21,413

The accompanying notes are an integral part of these financial statements.

154  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Capital Markets (continued)

Silvercrest Asset Management Group Incorporated Class A	1,386	$18,115

Victory Capital Holding Class A †	2,722	43,470

Virtu Financial Incorporated Class A	14,393	270,588

Virtus Investment Partners Incorporated	1,268	135,283

Waddell & Reed Financial Incorporated Class A	13,919	225,070

Westwood Holdings Group Incorporated	1,643	45,100

		5,289,543

Consumer Finance: 0.52%

Curo Group Holdings Corporation †	2,670	36,365

Elevate Credit Incorporated †	5,935	25,580

Encore Capital Group Incorporated †	5,803	214,131

Enova International Incorporated †	5,766	137,807

Ezcorp Incorporated †	8,978	70,657

Nelnet Incorporated Class A	2,762	185,192

Regional Management Corporation †	1,733	44,625

Santander Consumer USA Holdings Incorporated	20,282	529,563

World Acceptance Corporation †	1,242	165,062

		1,408,982

Diversified Financial Services: 0.24%

Cannae Holdings Incorporated †	12,319	342,715

FGL Holdings	27,882	222,498

Marlin Business Services Incorporated	1,650	35,690

On Deck Capital Incorporated †	11,289	36,689

		637,592

Insurance: 2.88%

Ambac Financial Group Incorporated †	9,560	172,462

American National Insurance Company	1,879	214,338

Amerisafe Incorporated	3,775	259,343

Argo Group International Holdings Limited	6,358	417,848

CNA Financial Corporation	5,356	252,428

Crawford & Company Class A	2,758	26,615

Donegal Group Incorporated Class A	2,350	33,911

eHealth Incorporated †	3,977	331,324

EMC Insurance Group Incorporated	1,653	59,409

Employers Holdings Incorporated	6,228	268,614

FBL Financial Group Incorporated	1,979	107,321

FedNat Holding Company	2,220	27,151

Genworth Financial Incorporated Class A †	96,755	428,625

Goosehead Insurance Incorporated Class A	2,025	93,636

Greenlight Capital Limited †	6,596	60,617

Hallmark Financial Services Incorporated †	2,343	41,190

HCI Group Incorporated	1,269	49,453

Health Insurance Innovations Incorporated Class A †	2,401	44,034

Heritage Insurance Holdings Incorporated	4,968	65,130

Horace Mann Educators Corporation	8,103	355,479

Independence Holding Company	1,007	37,279

Investors Title Company	257	37,830

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  155

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Insurance (continued)

James River Group Holdings Limited	5,593	$275,623

Kingstone Company Incorporated	1,799	14,554

Kinsale Capital Group Incorporated	3,811	374,355

Mercury General Corporation	5,310	284,085

National General Holdings Corporation	12,605	297,226

National Western Life Group Class A	476	122,722

NI Holdings Incorporated †	1,975	33,180

ProAssurance Corporation	10,466	408,907

Protective Insurance Corporation Class B	1,612	26,114

RLI Corporation	8,297	759,756

Safety Insurance Group Incorporated	2,864	276,204

State Auto Financial Corporation	3,455	110,456

Stewart Information Services Corporation	4,597	164,665

Tiptree Incorporated	4,806	33,354

Trupanion Incorporated †	5,050	121,655

United Fire Group Incorporated	4,246	191,749

United Insurance Holdings Company	3,910	45,825

Universal Insurance Holdings Company	6,400	160,000

White Mountains Insurance Group Limited	595	631,117

		7,715,584

Mortgage REITs: 1.32%

AG Mortgage Investment Trust Incorporated	6,206	93,028

Anworth Mortgage Asset Corporation	18,975	58,823

Apollo Commercial Real Estate Finance Incorporated	26,531	492,150

Arbor Realty Trust Incorporated	15,179	190,496

Ares Commercial Real Estate	5,013	75,145

Capstead Mortgage Corporation	16,438	119,504

Cherry Hill Mortgage Investment REIT	3,014	36,258

Dynex Capital Incorporated REIT	4,399	62,114

Ellington Financial Incorporated	5,162	90,180

Ellington Residential Mortgage REIT	1,749	17,123

Exantas Capital Corporation REIT	6,077	68,123

Granite Point Mortgage Trust Incorporated	10,069	184,162

Great Ajax Corporation REIT	3,325	48,479

Invesco Mortgage Capital Incorporated	24,711	371,406

KKR Real Estate Finance Trust	5,192	98,181

Ladder Capital Corporation	19,487	326,992

New York Mortgage Trust Incorporated	36,524	224,623

PennyMac Mortgage Investment Trust	12,872	280,095

Ready Capital Corporation	6,236	91,544

Redwood Trust Incorporated	19,204	318,786

TPG Real Estate Finance Trust Incorporated	11,038	214,248

Western Asset Mortgage Capital REIT	9,415	88,501

		3,549,961

Thrifts & Mortgage Finance: 2.44%

Axos Financial Incorporated †	10,411	269,749

Bridgewater Bancshares Incorporated †	3,972	44,208

Capitol Federal Financial Incorporated	25,778	347,230

Columbia Financial Incorporated †	10,409	157,800

The accompanying notes are an integral part of these financial statements.

156  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Thrifts & Mortgage Finance (continued)

Dime Community Bancshares	5,387	$106,824

Entegra Financial Corporation †	1,339	40,224

Essa Bancorp Incorporated	1,930	29,529

Federal Agricultural Mortgage Corporation Class C	1,723	141,889

First Defiance Financial Corporation	3,740	97,801

Flagstar Bancorp Incorporated	5,632	204,723

FS Bancorp Incorporated	766	37,074

Hingham Institution For Savings Corporation	285	51,329

Home Bancorp Incorporated	1,560	58,157

Homestreet Incorporated †	4,884	128,791

Kearny Financial Corporation	16,923	212,891

Luther Burbank Corporation	3,073	32,144

Merchants Bancorp Incorporated	3,539	56,129

Meridian Bancorp Incorporated	9,564	167,179

Meta Financial Group Incorporated	6,865	212,197

MMA Capital Management LLC †	816	24,154

Mr. Cooper Group Incorporated †	15,356	135,286

NMI Holdings Incorporated Class A †	12,334	349,546

Northfield Bancorp Incorporated	8,789	136,405

Northwest Bancshares Incorporated	19,605	309,955

OceanFirst Financial Corporation	9,879	207,657

Ocwen Financial Corporation †	21,577	38,623

OP Bancorp	2,366	22,477

Oritani Financial Corporation	7,701	131,918

PCSB Financial Corporation	3,097	61,042

PDL Community Bancorp †	1,691	23,657

PennyMac Financial Services Incorporated	5,374	159,017

Provident Bancorp Incorporated †	843	21,345

Provident Financial Holdings	1,161	23,441

Provident Financial Services Incorporated	12,315	293,220

Prudential Bancorp Incorporated	1,498	24,238

Riverview Bancorp Incorporated	3,933	27,728

Severn Bancorp Incorporated	2,072	16,472

Southern Missouri Bancorp	1,495	49,933

Standard AVB Financial Corporation	929	25,083

Sterling Bancorp Incorporated	2,961	27,626

Territorial Bancorp Incorporated	1,570	42,940

TFS Financial Corporation	10,313	180,581

Timberland Bancorp Incorporated	1,328	33,957

Trustco Bank Corporation	18,829	144,418

United Community Financial Corporation	9,231	89,079

United Financial Bancorp Incorporated	9,771	122,138

Walker & Dunlop Incorporated	5,441	303,934

Washington Federal Incorporated	15,394	548,026

Waterstone Financial Incorporated	4,829	80,113

Western New England Bancorp	4,960	44,094

WSFS Financial Corporation	11,017	454,121

		6,548,092

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  157

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Health Care: 10.73%

Biotechnology: 3.00%

Acorda Therapeutics Incorporated †	12,368	$39,949

ADMA Biologics Incorporated †	6,913	30,970

Aeglea BioTherapeutics Incorporated †	4,956	38,682

AgeX Therapeutics Incorporated †	3,505	9,534

Akebia Therapeutics Incorporated †	23,107	95,432

Albireo Pharma Incorporated †	2,032	49,682

Aldeyra Therapeutics Incorporated †	5,016	22,121

Alector Incorporated †	1,195	19,670

AMAG Pharmaceuticals Incorporated †	6,801	74,267

Anavex Life Sciences Corporation †	8,157	21,534

Anika Therapeutics Incorporated †	2,544	144,397

Arqule Incorporated †	23,428	209,915

Athenex Incorporated †	8,221	121,095

Athersys Incorporated †	27,085	36,023

Aveo Pharmaceuticals Incorporated †	35,998	24,698

Avid Bioservices Incorporated †	10,114	69,787

Avrobio Incorporated †	2,893	56,356

BeyondSpring Incorporated †	2,582	46,605

Biocryst Pharmaceuticals Incorporated †	21,894	65,463

Biospecifics Technologies †	1,110	61,139

Calithera Biosciences Incorporated †	6,499	25,801

CareDx Incorporated †	5,365	122,429

Casi Pharmaceuticals Incorporated †	9,039	29,467

Catabasis Pharmaceuticals Incorporated †	2,582	15,931

Cel-Sci Corporation †	4,584	32,867

Celcuity Incorporated †	1,125	20,239

Chemocentryx Incorporated †	9,896	65,907

Cohbar Incorporated †	5,956	8,100

Constellation Pharmaceuticals Incorporated †	2,967	21,511

Corbus Pharmaceuticals Holdings †	12,516	64,833

Crinetics Pharmaceuticals Incorporated †	2,674	42,410

Cue Biopharma Incorporated †	2,873	23,530

Cyclerion Therapeutics Incorporated †	7,305	69,471

Cytokinetics Incorporated †	11,175	157,009

Denali Therapeutics Incorporated †	12,693	228,474

Eagle Pharmaceuticals Incorporated †	2,261	127,498

Emergent BioSolutions Incorporated †	7,786	341,027

Enanta Pharmaceuticals Incorporated †	3,099	218,634

Enochian Biosciences Incorporated †	3,051	14,340

Evelo Biosciences Incorporated †	2,782	15,273

Forty Seven Incorporated †	2,268	17,191

Genomic Health Incorporated †	5,273	404,228

Gritstone Oncology Incorporated †	2,929	29,641

Inovio Pharmaceuticals Incorporated †	17,899	38,662

Invitae Corporation †	15,162	367,830

Ironwood Pharmaceuticals Incorporated	30,480	283,769

Jounce Therapeutics Incorporated †	3,199	12,060

KalVista Pharmaceuticals Incorporated †	1,972	30,803

Kezar Life Sciences Incorporated †	2,029	6,858

Kindred Biosciences Incorporated †	7,451	55,584

The accompanying notes are an integral part of these financial statements.

158  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Biotechnology (continued)

Kodiak Sciences Incorporated †	3,374	$37,114

Krystal Biotech Incorporated †	1,621	72,945

Ligand Pharmaceuticals Incorporated †	3,721	338,276

Magenta Therapeutics Incorporated †	3,024	31,238

Mannkind Corporation †	37,664	41,430

Marker Therapeutics Incorporated †	5,839	30,188

Matinas Biopharma Holdings Class I †	30,186	20,898

Medicinova Incorporated †	7,249	62,776

Mei Pharma Incorporated †	16,777	28,689

Millendo Therapeutics Incorporated †	3,226	19,550

Molecular Templates Incorporated †	4,359	21,926

Myriad Genetics Incorporated †	14,606	343,679

Natera Incorporated †	9,301	306,468

Novavax Incorporated †	5,380	32,119

Oncocyte Corporation †	6,250	12,375

OPKO Health Incorporated †	68,248	125,576

Palatin Technologies Incorporated †	39,948	35,997

PDL BioPharma Incorporated †	23,775	55,634

Pfenex Incorporated †	5,529	40,638

PhaseBio Pharmaceuticals Incorporated †	2,519	21,764

Pieris Pharmaceuticals Incorporated †	9,934	46,193

PolarityTE Incorporated †	2,598	9,639

Precision BioSciences Incorporated †	2,153	18,344

Principia Biopharma Incorporated †	2,738	108,699

Protagonist Therapeutics Incorporated †	2,910	37,917

Puma Biotechnology Incorporated †	7,344	78,948

RA Pharmaceuticals Incorporated †	6,075	165,240

Recro Pharma Incorporated †	3,650	42,924

REGENXBIO Incorporated †	6,085	209,872

Repligen Corporation †	7,227	670,738

Replimune Group Incorporated †	2,974	30,870

Savara Incorporated †	5,825	13,165

Seres Therapeutics Incorporated †	4,391	17,696

Sesen Bio Incorporated †	15,571	16,972

Spero Therapeutics Incorporated †	2,088	20,776

Spring Bank Pharmaceuticals †	3,149	11,588

Sutro Biopharma Incorporated †	1,564	12,621

Synlogic Incorporated †	3,387	9,450

Synthorx Incorporated †	1,341	24,017

T2 Biosystems Incorporated †	7,578	10,079

Tocagen Incorporated †	3,575	11,619

Trevena Incorporated †	18,875	15,478

Twist Bioscience Corporation †	1,206	35,010

Tyme Technologies Incorporated †	11,950	13,982

Vanda Pharmaceuticals Incorporated †	10,355	145,902

Veracyte Incorporated †	6,040	160,060

Verastem Incorporated †	15,342	19,331

Vericel Corporation †	8,655	143,154

X4 Pharmaceuticals Incorporated †	2,385	30,409

XOMA Corporation †	1,380	24,274

Y-mAbs Therapeutics Incorporated †	2,701	71,766

		8,034,709

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  159

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Health Care Equipment & Supplies: 2.53%

Accuray Incorporated †	17,210	$46,123

AngioDynamics Incorporated †	7,133	131,033

Apyx Medical Corporation †	5,871	41,743

Atricure Incorporated †	7,307	200,139

Atrion Corporation	319	247,911

Avanos Medical Incorporated †	8,395	278,546

BioLife Solutions Incorporated †	2,679	55,429

Cardiovascular Systems Incorporated †	6,599	319,590

Chembio Diagnostics Incorporated †	3,278	16,554

ConforMIS Incorporated †	9,798	20,968

CONMED Corporation	5,210	525,012

Corindus Vascular Robotics Incorporated †	16,930	71,953

CryoLife Incorporated †	6,999	187,573

Cryoport Incorporated †	5,702	124,076

Cutera Incorporated †	2,647	76,419

Ekso Bionics Holdings Incorporated †	8,363	5,505

Fonar Corporation †	1,114	26,847

Glaukos Corporation †	5,957	383,095

Heska Corporation †	1,276	89,562

Inogen Incorporated †	3,501	162,341

Integer Holdings Corporation †	5,792	419,341

Intricon Corporation †	1,862	32,399

Invacare Corporation	7,576	36,668

IRadimed Corporation †	966	18,528

Lantheus Holdings Incorporated †	6,822	148,447

LeMaitre Vascular Incorporated	3,168	100,299

Meridian Bioscience Incorporated	8,273	76,360

Mesa Laboratories Incorporated	838	185,391

Misonix Incorporated †	1,274	24,945

Natus Medical Incorporated †	6,589	182,384

Neuronetics Incorporated †	2,380	25,395

Nuvectra Corporation †	3,897	7,599

Orthofix Medical Incorporated †	3,585	182,261

Orthopediatrics Corporation †	1,686	54,272

Oxford Immunotec Global plc †	5,184	69,258

Quidel Corporation †	6,892	434,541

Rockwell Medical Incorporated †	11,482	29,394

RTI Biologics Incorporated †	14,021	44,587

Seaspine Holdings Corporation †	3,192	35,080

SI-BONE Incorporated †	2,836	55,132

STAAR Surgical Company †	7,739	233,021

Surmodics Incorporated †	2,623	123,438

Tactile Systems Technology Class I †	3,136	158,180

Tandem Diabetes Care Incorporated †	10,626	769,641

Utah Medical Products Incorporated	676	66,464

Varex Imaging Corporation †	7,039	185,478

Viewray Incorporated †	14,843	58,481

Zynex Incorporated	2,980	26,641

		6,794,044

The accompanying notes are an integral part of these financial statements.

160  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Health Care Providers & Services: 2.30%

Addus Homecare Corporation †	2,114	$185,990

American Renal Associates Holdings †	2,746	17,025

AMN Healthcare Services Incorporated †	8,743	510,591

Apollo Medical Holdings Incorporated †	6,223	121,846

Avalon GloboCare Corporation †	4,567	8,951

Catasys Incorporated †	1,354	19,010

Community Health Systems Incorporated †	22,649	56,396

CorVel Corporation †	1,719	144,791

Cross Country Healthcare Incorporated †	6,472	66,338

Diplomat Pharmacy Incorporated †	12,200	70,882

Ensign Group Incorporated	10,276	512,772

Enzo Biochem Incorporated †	7,908	25,701

Hanger Incorporated †	6,535	123,381

LHC Group Incorporated †	5,813	688,841

Magellan Health Services Incorporated †	4,372	275,480

MEDNAX Incorporated †	16,349	344,637

National Healthcare Corporation	2,026	163,701

National Research Corporation Class A	2,375	152,071

Option Care Health Incorporated †	25,056	87,696

Owens & Minor Incorporated	11,726	59,568

Patterson Companies Incorporated	15,947	266,634

PetIQ Incorporated †	3,300	104,478

Premier Incorporated Class A †	12,325	434,580

Providence Service Corporation †	2,261	127,091

Psychemedics Corporation	996	7,809

R1 RCM Incorporated †	17,884	208,527

RadNet Incorporated †	7,637	106,231

Select Medical Holdings Corporation †	20,836	337,960

Tenet Healthcare Corporation †	19,582	423,950

The Joint Corporation †	2,128	35,708

Tivity Health Incorporated †	9,299	169,800

U.S. Physical Therapy Incorporated	2,363	315,508

		6,173,944

Health Care Technology: 0.84%

Allscripts Healthcare Solutions Incorporated †	30,750	279,210

Computer Programs & Systems Incorporated	2,245	47,482

HealthStream Incorporated †	5,006	126,502

HMS Holdings Corporation †	16,684	609,467

Inovalon Holdings Incorporated Class A †	13,177	222,955

NextGen Healthcare Incorporated †	10,962	155,770

Omnicell Incorporated †	7,698	552,716

OptimizeRx Corporation †	2,139	35,101

Simulations Plus Incorporated	2,293	82,800

Vocera Communications Incorporated †	6,469	148,464

		2,260,467

Life Sciences Tools & Services: 0.75%

Cambrex Corporation †	6,116	366,532

Chromadex Corporation †	6,769	26,467

Codexis Incorporated †	10,754	150,879

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  161

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Life Sciences Tools & Services (continued)

Fluidigm Corporation †	12,259	$68,405

Harvard Bioscience Incorporated †	7,986	19,805

Luminex Corporation	8,154	167,157

Medpace Holdings Incorporated †	5,313	429,875

Nanostring Technologies Incorporated †	7,179	182,921

Neogenomics Incorporated †	16,994	424,510

Pacific BioSciences of California †	27,023	149,978

Quanterix Corporation †	1,446	38,073

		2,024,602

Pharmaceuticals: 1.31%

AcelRx Pharmaceuticals Incorporated †	15,510	36,138

Adamis Pharmaceuticals Corporation †	9,187	8,627

Akcea Therapeutics Incorporated †	2,499	52,629

Akorn Incorporated †	18,736	54,147

Amneal Pharmaceuticals Incorporated †	22,988	58,619

Amphastar Pharmaceuticals Incorporated †	6,671	149,831

ANI Pharmaceuticals Incorporated †	1,664	108,992

Arvinas Incorporated †	2,787	72,490

Assertio Therapeutics Incorporated †	11,946	17,202

Axsome Therapeutics Incorporated †	6,284	159,928

BioDelivery Sciences International Incorporated †	14,935	64,071

Cara Therapeutics Incorporated †	7,127	167,057

Chiasma Incorporated †	4,452	23,061

Collegium Pharmaceutical Incorporated †	5,713	66,157

Corcept Therapeutics Incorporated †	19,560	246,652

Cormedix Incorporated †	3,716	28,539

Dermira Incorporated †	8,576	68,694

Dova Pharmaceuticals Incorporated †	2,577	38,629

Durect Corporation †	33,181	55,080

Elanco Animal Health Incorporated †	1,326	34,503

Eloxx Pharmaceuticals Incorporated †	3,833	23,765

Endo International plc †	44,106	104,531

Eyepoint Pharmaceuticals Incorporated †	11,348	17,022

Harrow Health Incorporated †	5,155	27,579

Innoviva Incorporated †	13,306	154,217

Intersect ENT Incorporated †	5,836	95,594

Lannett Company Incorporated †	6,279	64,674

Mallinckrodt plc †	15,491	40,122

Menlo Therapeutics Incorporated †	3,033	14,922

Nabriva Therapeutics plc †	14,583	29,458

Neos Therapeutics Incorporated †	9,555	18,250

Pacira Pharmaceuticals Incorporated †	8,072	300,601

Phibro Animal Health Corporation Class A	4,103	84,727

Prestige Consumer Healthcare Incorporated †	9,869	314,624

Reata Pharmaceuticals Incorporated Class A †	3,656	281,878

Siga Technologies Incorporated †	10,896	54,698

Strongbridge Biopharma plc †	7,502	19,430

Supernus Pharmaceuticals Incorporated †	9,707	262,380

Verrica Pharmaceuticals Incorporated †	1,796	17,798

Xeris Pharmaceuticals Incorporated †	6,024	69,818

		3,507,134

The accompanying notes are an integral part of these financial statements.

162  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Industrials: 14.75%

Aerospace & Defense: 1.18%

AAR Corporation	5,962	$256,128

Aerojet Rocketdyne Holdings †	13,723	716,752

AeroVironment Incorporated †	4,505	232,143

Astronics Corporation	4,539	124,868

Ducommun Incorporated †	2,105	86,684

Maxar Technologies Incorporated	13,561	96,012

Mercury Computer Systems Incorporated †	9,538	816,739

Moog Incorporated Class A	6,031	490,019

National Presto Industries Incorporated	1,115	95,567

Park Aerospace Corporation	3,696	62,462

Vectrus Incorporated †	2,132	86,261

Wesco Aircraft Holdings Incorporated †	10,244	112,684

		3,176,319

Air Freight & Logistics: 0.40%

Air Transport Services Group †	10,664	215,413

Atlas Air Worldwide Holdings Incorporated †	4,435	114,645

Echo Global Logistics Incorporated †	5,199	104,188

Forward Air Corporation	5,382	335,299

Hub Group Incorporated Class A †	6,238	268,608

Radiant Logistics Incorporated †	6,781	33,091

		1,071,244

Airlines: 0.23%

Allegiant Travel Company	2,570	364,914

Hawaiian Holdings Incorporated	8,925	217,859

Mesa Air Group Incorporated †	3,401	21,970

		604,743

Building Products: 1.49%

Aaon Incorporated	7,720	370,328

Advanced Drainage Systems Incorporated	7,052	221,362

American Woodmark Corporation †	2,871	236,484

Apogee Enterprises Incorporated	5,069	187,198

Armstrong Flooring Incorporated †	3,931	26,613

Builders FirstSource Incorporated †	21,495	418,078

Continental Building Product †	6,737	169,368

Cornerstone Building Brands Incorporated †	12,855	60,290

CSW Industrials Incorporated	2,845	194,057

Gibraltar Industries Incorporated †	5,920	238,398

Griffon Corporation	7,251	126,530

Insteel Industries Incorporated	3,497	65,394

JELD-WEN Holding Incorporated †	11,951	206,274

Patrick Industries Incorporated †	4,109	148,499

Quanex Building Products Corporation	5,993	103,199

Resideo Technologies Incorporated †	23,459	323,265

Simpson Manufacturing Company Incorporated	7,528	483,298

Universal Forest Products Incorporated	10,614	415,007

		3,993,642

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  163

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Commercial Services & Supplies: 2.51%

ABM Industries Incorporated	12,042	$448,685

ACCO Brands Corporation	19,290	178,818

Advanced Disposal Services Incorporated †	14,470	469,117

Arc Document Solutions Incorporated †	7,976	11,087

Brady Corporation Class A	9,152	432,066

Casella Waste Systems Incorporated Class A †	8,869	403,540

Ceco Environmental Corporation †	5,455	37,912

Covanta Holding Corporation	25,013	430,224

Deluxe Corporation	7,776	358,318

Ennis Incorporated	4,968	99,906

Healthcare Services Group Incorporated	14,389	324,472

Heritage Crystal Clean Incorporated †	3,363	82,394

Herman Miller Incorporated	10,776	455,609

HNI Corporation	7,982	248,959

Interface Incorporated	11,492	126,987

Kimball International Incorporated Class B	6,576	115,409

Knoll Incorporated	8,717	201,014

LSC Communications Incorporated	7,399	9,619

Matthews International Corporation Class A	5,829	170,848

McGrath RentCorp	4,506	288,519

NRC Group Holdings Corporation †	1,639	19,242

Pitney Bowes Incorporated	31,433	111,901

Quad Graphics Incorporated	5,511	49,544

RR Donnelley & Sons Company	13,859	33,539

SP Plus Corporation †	4,285	147,875

Steelcase Incorporated Class A	15,749	244,582

TEAM Incorporated †	5,927	97,677

UniFirst Corporation	2,861	560,499

US Ecology Incorporated	4,315	261,360

Viad Corporation	3,856	249,213

VSE Corporation	1,690	53,810

		6,722,745

Construction & Engineering: 0.88%

Aegion Corporation †	5,877	116,012

Ameresco Incorporated Class A †	3,469	49,954

Arcosa Incorporated	9,175	298,096

Argan Incorporated	3,255	134,464

Comfort Systems Incorporated	7,068	273,249

Construction Partners Incorporated Class A †	2,452	40,433

Great Lakes Dredge & Dock Company †	11,874	128,714

HC2 Holdings Incorporated †	8,238	16,476

IES Holdings Incorporated †	1,601	30,211

MYR Group Incorporated †	3,127	89,651

Northwest Pipe Company †	1,828	42,044

Nv5 Global Incorporated †	2,069	127,719

Primoris Services Corporation	8,310	162,377

Sterling Construction Company Incorporated †	4,772	53,399

Tutor Perini Corporation †	8,331	83,227

Valmont Industries Incorporated	4,116	557,718

WillScot Corporation †	10,758	150,074

		2,353,818

The accompanying notes are an integral part of these financial statements.

164  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Electrical Equipment: 0.86%

Allied Motion Technologies	1,474	$47,478

American Superconductor Corporation †	4,193	32,160

Atkore International Incorporated †	8,652	250,995

AZZ Incorporated	5,039	207,960

Encore Wire Corporation	3,786	204,406

EnerSys	6,858	384,048

Generac Holdings Incorporated †	10,747	838,126

LSI Industries Incorporated	4,977	22,247

Powell Industries Incorporated	1,859	67,519

Preformed Line Products Company	433	22,191

Thermon Group Holdings Incorporated †	5,875	127,781

TPI mposites Incorporated †	6,188	109,156

		2,314,067

Industrial Conglomerates: 0.09%

Gores Holdings III Incorporated Class A †	3,700	37,185

Raven Industries Incorporated	6,831	199,260

		236,445

Machinery: 3.18%

Actuant Corporation Class A	11,340	251,861

Alamo Group Incorporated	1,891	215,914

Albany International Corporation Class A	5,327	437,986

Barnes Group Incorporated	8,968	402,215

Blue Bird Corporation †	2,949	53,790

Briggs & Stratton Corporation	7,779	33,605

Columbus McKinnon Corporation	4,215	136,440

Commercial Vehicle Group Incorporated †	5,103	32,404

Douglas Dynamics Incorporated	4,396	183,577

Eastern Company	1,015	22,391

EnPro Industries Incorporated	3,709	230,997

ESCO Technologies Incorporated	4,711	358,648

Evoqua Water Technologies Company †	12,465	192,709

Federal Signal Corporation	11,151	331,296

Foster Company Class A †	1,859	37,013

Franklin Electric Company Incorporated	7,393	338,969

FreightCar America Incorporated †	2,453	10,254

Gates Industrial Corporation plc †	9,663	84,068

Gencor Industries Incorporated †	1,673	19,139

Gorman Rupp Company	3,434	102,574

Graham Corporation	1,921	35,366

Helios Technologies Incorporated	5,498	235,259

Hillenbrand Incorporated	10,609	291,111

Hurco Companies Incorporated	1,262	40,270

Hyster Yale Materials Handeling Incorporated	1,638	89,353

Kadant Incorporated	1,996	164,251

Lindsay Manufacturing Company	2,118	186,935

Lydall Incorporated †	3,100	62,341

Manitex International Incorporated †	3,539	19,889

Meritor Incorporated †	14,491	243,739

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  165

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Machinery (continued)

Milacron Holdings Corporation †	12,442	$197,206

Miller Industries Incorporated	2,102	65,772

Mueller Industries Incorporated	10,665	281,129

Omega Flex Incorporated	605	50,941

Park Ohio Holdings Corporation	1,766	48,018

REV Group Incorporated	4,302	55,453

Spartan Motors Incorporated	6,117	77,135

SPX FLOW Incorporated †	7,851	264,657

Standex International Corporation	2,344	161,150

Tennant Company	3,256	222,678

Terex Corporation	12,138	301,387

The Greenbrier Companies Incorporated	6,060	141,137

The Timken Company	12,620	507,072

Titan International Incorporated	10,857	28,228

Trimas Corporation †	8,856	260,189

Twin Disc Incorporated †	2,468	24,951

Wabash National Corporation	9,961	135,868

Watts Water Technologies Incorporated	5,092	466,580

Welbilt Incorporated †	25,403	399,843

		8,533,758

Marine: 0.10%

Matson Incorporated	7,897	280,580

Professional Services: 1.58%

Barrett Business Services Incorporated	1,276	111,178

BG Staffing Incorporated	1,764	33,057

CBIZ Incorporated †	10,310	230,325

CRA International Incorporated	1,571	61,096

Exponent Incorporated	9,757	691,674

Forrester Research Incorporated	2,059	71,797

Franklin Covey Company †	1,976	72,697

FTI Consulting Incorporated †	7,471	807,914

GP Strategies Corporation †	2,295	29,560

Heidrick & Struggles International Incorporated	3,445	91,465

Hill International Incorporated †	7,476	22,054

Huron Consulting Group Incorporated †	4,368	267,365

ICF International Incorporated	3,571	302,321

InnerWorkings Incorporated †	7,790	33,030

Kelly Services Incorporated Class A	6,272	151,845

Kforce Incorporated	4,480	145,779

Mistras Group Incorporated †	3,638	53,115

Navigant Consulting Incorporated	7,502	209,081

Resources Connection Incorporated	5,902	97,678

TriNet Group Incorporated †	8,068	541,605

TrueBlue Incorporated †	7,984	154,969

Willdan Group Incorporated †	2,030	73,385

		4,252,990

The accompanying notes are an integral part of these financial statements.

166  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Road & Rail: 0.95%

AMERCO	1,553	$546,066

Arcbest Corporation	4,678	138,516

Avis Budget Group Incorporated †	10,814	267,863

Covenant Transport Incorporated Class A †	2,483	35,706

Daseke Incorporated †	9,045	15,919

Heartland Express Incorporated	8,574	176,367

Hertz Global Holdings Incorporated †	17,507	212,010

Marten Transport Limited	7,581	149,118

P.A.M. Transportation Services Incorporated †	369	21,288

Saia Incorporated †	5,001	427,786

Schneider National Incorporated Class B	10,386	201,904

Universal Truckload Services	1,623	34,002

US Xpress Enterprises Incorporated Class A †	4,166	17,497

USA Truck Incorporated †	1,684	14,617

Werner Enterprises Incorporated	8,352	272,943

YRC Worldwide Incorporated †	6,128	13,359

		2,544,961

Trading Companies & Distributors: 1.30%

Aircastle Limited	9,922	216,796

Applied Industrial Technologies Incorporated	7,309	390,228

Beacon Roofing Supply Incorporated †	14,284	455,374

Bluelinx Holdings Incorporated †	1,804	51,757

BMC Stock Holdings Incorporated †	12,774	324,843

CAI International Incorporated †	3,358	71,122

DXP Enterprises Incorporated †	3,040	98,648

EVI Industries Incorporated	574	17,111

Foundation Building Material †	2,996	51,321

General Finance Corporation †	2,584	21,370

GMS Incorporated †	6,017	177,261

Houston Wire & Cable Company †	3,301	14,921

Kaman Corporation	5,175	302,168

Lawson Products Incorporated †	847	30,873

MRC Global Incorporated †	15,045	189,116

NOW Incorporated †	20,836	247,740

Rush Enterprises Incorporated	5,536	199,905

Systemax Incorporated	2,844	57,079

Titan Machinery Incorporated †	3,879	58,418

Transcat Incorporated †	1,368	31,779

Veritiv Corporation †	2,860	47,362

WESCO International Incorporated †	8,672	390,934

Willis Lease Finance Corporation †	501	30,947

		3,477,073

Information Technology: 10.58%

Communications Equipment: 1.33%

Acacia Communications Incorporated †	6,849	431,829

ADTRAN Incorporated	9,268	95,182

Calamp Corporation †	6,570	63,072

Calix Networks Incorporated †	8,910	53,549

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  167

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Communications Equipment (continued)

Casa Systems Incorporated †	5,325	$30,672

Clearfield Incorporated †	2,274	24,309

Comtech Telecommunications Corporation	3,789	101,356

Digi International Incorporated †	5,087	65,012

Echostar Corporation †	9,538	402,981

Emcore Corporation †	5,163	14,715

Extreme Networks Incorporated †	22,521	150,440

Finisar Corporation †	22,141	500,608

Harmonic Incorporated †	16,278	107,272

Inseego Corporation †	8,825	39,183

KVH Industries Incorporated †	3,139	29,193

NETGEAR Incorporated	6,013	208,771

NetScout Systems Incorporated †	13,951	309,015

PCTEL Incorporated	3,723	25,391

Ribbon Communications Incorporated †	9,878	51,069

Tessco Technologies Incorporated	1,297	19,170

Ubiquiti Incorporated	2,479	273,954

Viavi Solutions Incorporated †	42,152	585,491

		3,582,234

Electronic Equipment, Instruments & Components: 1.82%

Airgain Incorporated †	1,652	18,552

Anixter International Incorporated †	5,499	329,775

AVX Corporation	8,949	121,259

Badger Meter Incorporated	5,398	278,429

Bel Fuse Incorporated Class B	1,981	21,791

Benchmark Electronics Incorporated	7,470	197,806

CTS Corporation	6,113	174,404

Daktronics Incorporated	7,528	54,427

Eplus Incorporated †	2,661	217,457

ID Systems Incorporated †	2,819	15,251

Insight Enterprises Incorporated †	6,658	319,983

Iteris Incorporated †	6,101	33,189

Kemet Corporation	10,172	170,381

Kimball Electronics Incorporated †	4,587	60,594

Knowles Corporation †	16,474	334,093

LRAD Corporation †	6,528	24,023

Luna Innovations Incorporated †	4,924	31,366

Methode Electronics Incorporated	6,605	209,643

MTS Systems Corporation	3,483	198,078

Napco Security Technologies Incorporated †	2,033	70,098

OSI Systems Incorporated †	3,128	328,471

Par Technology Corporation †	1,771	40,963

PC Connection Incorporated	2,154	75,885

PC Mall Incorporated †	1,893	66,274

Plexus Corporation †	5,688	325,410

Sanmina Corporation †	12,401	358,389

ScanSource Incorporated †	4,852	137,118

TTM Technologies Incorporated †	17,723	188,927

Vishay Intertechnology Incorporated	25,866	409,459

Vishay Precision Group †	1,975	61,719

		4,873,214

The accompanying notes are an integral part of these financial statements.

168  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
IT Services: 1.74%

Brightcove Incorporated †	7,433	$91,649

Cardtronics Incorporated Class A †	7,957	235,686

Cass Information Systems Incorporated	2,614	132,268

Conduent Incorporated †	36,127	235,187

CSG Systems International Incorporated	6,233	335,834

EVO Payments Incorporated Class A †	6,162	182,888

Exela Technologies Incorporated †	6,712	7,719

ExlService Holdings Incorporated †	6,439	435,920

GreenSky Incorporated Class A †	9,254	62,927

Hackett Group Incorporated	4,573	73,762

I3 Verticals Incorporated Class A †	2,020	45,692

Information Services Group Incorporated †	7,879	20,958

Internap Corporation †	3,824	8,413

International Money Express †	2,455	32,013

KBR Incorporated	26,378	673,167

ManTech International Corporation Class A	5,157	362,434

Moneygram International Incorporated †	5,243	22,440

NIC Incorporated	12,710	264,622

PaySign Incorporated †	4,317	57,373

Perficient Incorporated †	6,196	228,261

Pfsweb Incorporated †	3,772	8,034

Presidio Incorporated	9,679	155,058

PRGX Global Incorporated †	3,975	21,425

Sykes Enterprises Incorporated †	7,476	216,804

TTEC Holdings Incorporated	2,695	126,422

Unisys Corporation †	10,448	68,330

USA Technologies Incorporated †	10,052	82,728

Verra Mobility Corporation †	21,002	292,348

Virtusa Corporation †	5,296	191,397

		4,671,759

Semiconductors & Semiconductor Equipment: 1.60%

Acm Research Incorporated Class A †	1,544	22,079

Adesto Technologies Corporation †	4,769	48,644

Advanced Energy Industries Incorporated †	7,274	375,629

Alpha & Omega Semiconductor †	3,932	46,319

Amkor Technology Incorporated †	11,213	98,114

Axcelis Technologies Incorporated †	6,460	98,903

AXT Incorporated †	6,748	22,876

Cirrus Logic Incorporated †	10,657	571,641

Cyberoptics Corporation †	1,332	18,222

Diodes Incorporated †	7,345	268,460

DSP Group Incorporated †	3,693	51,111

Everspin Technologies Incorporated †	2,443	16,515

FormFactor Incorporated †	14,317	244,678

GSI Technology Incorporated †	3,109	26,116

Ichor Holdings Limited †	4,196	89,207

Lattice Semiconductor Corporation †	23,375	460,254

MaxLinear Incorporated Class A †	12,507	247,889

Nanometrics Incorporated †	4,057	110,716

Neophotonics Corporation †	8,201	51,338

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  169

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

NVE Corporation	989	$63,494

PDF Solutions Incorporated †	5,303	62,098

Photronics Incorporated †	12,495	134,946

Pixelworks Incorporated †	6,214	19,574

Power Integrations Incorporated	5,133	456,940

Quicklogic Corporation †	23,907	9,144

Rudolph Technologies Incorporated †	5,726	125,915

Smart Global Holdings Incorporated †	2,330	66,195

Synaptics Incorporated †	6,406	205,120

Ultra Clean Holdings Incorporated †	7,695	91,878

Xperi Corporation	10,020	183,566

		4,287,581

Software: 3.98%

8x8 Incorporated †	17,994	437,434

A10 Networks Incorporated †	10,647	73,890

Agilysys Incorporated †	4,004	109,109

Alarm.com Holdings Incorporated †	7,609	362,188

Altair Engineering Incorporated Class A †	6,803	233,751

American Software Incorporated Class A	5,327	83,954

AppFolio Incorporated Class A †	2,823	278,828

Appian Corporation †	5,010	297,945

Arlo Technologies Incorporated †	13,946	43,790

Asure Software Incorporated †	2,528	16,280

Avaya Holdings Corporation †	23,031	325,198

Benefitfocus Incorporated †	5,654	147,682

Bottomline Technologies (de) Incorporated †	8,203	338,292

Ceridian HCM Holding Incorporated †	11,567	668,226

ChannelAdvisor Corporation †	5,181	44,557

Cision Limited †	17,647	122,117

CommVault Systems Incorporated †	8,137	352,902

Digital Turbine Incorporated †	10,989	83,626

Domo Incorporated Class B †	4,722	117,247

Ebix Incorporated	3,957	140,157

Egain Corporation †	1,626	11,675

Envestnet Incorporated †	9,240	528,620

Five9 Incorporated †	11,767	743,792

ForeScout Technologies Incorporated †	6,907	247,478

GlobalSCAPE Incorporated	2,593	31,142

Instructure Incorporated †	6,998	289,437

Intelligent Systems Corporation †	627	33,162

LivePerson Incorporated †	12,220	485,623

MicroStrategy Incorporated Class A †	1,580	226,398

Mitek Systems Incorporated †	7,917	80,278

MobileIron Incorporated †	15,096	104,162

Model N Incorporated †	5,229	149,706

Monotype Imaging Holdings Incorporated	8,132	160,607

OneSpan Incorporated †	6,536	88,236

Park City Group Incorporated †	2,453	14,963

Pivotal Software Incorporated Class A †	26,135	389,673

Progress Software Corporation	8,668	327,477

The accompanying notes are an integral part of these financial statements.

170  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Software (continued)

PROS Holdings Incorporated †	6,111	$434,003

Q2 Holdings Incorporated †	7,676	690,456

Qad Incorporated Class A	2,353	95,344

Secureworks Corporation Class A †	1,438	17,357

SharpSpring Incorporated †	1,231	14,280

Shotspotter Incorporated †	1,331	36,243

SPS Commerce Incorporated †	6,662	336,697

Synchronoss Technologies Incorporated †	7,191	57,240

Telaria Incorporated †	7,284	72,694

TeleNav Incorporated †	6,152	69,641

Upland Software Incorporated †	3,328	126,464

Workiva Incorporated †	5,583	268,598

Yext Incorporated †	12,379	195,217

Zix Corporation †	10,298	75,690

		10,679,526

Technology Hardware, Storage & Peripherals: 0.11%

Astronova Incorporated	1,257	20,653

Avid Technology Incorporated †	7,191	53,645

Diebold Nixdorf Incorporated †	13,155	147,468

Immersion Corporation †	5,337	43,817

Intevac Incorporated †	5,008	24,389

		289,972

Materials: 3.74%

Chemicals: 1.83%

Advanced Emissions Solutions	3,015	38,049

Advansix Incorporated †	5,246	117,196

Agrofresh Solutions Incorporated †	6,797	11,011

American Vanguard Corporation	5,005	70,921

Balchem Corporation	5,968	529,899

Ferro Corporation †	14,581	148,580

Futurefuel Corporation	5,041	54,342

GCP Applied Technologies Incorporated †	11,493	201,702

Hawkins Incorporated	1,714	76,016

HB Fuller Company	9,162	390,393

Innophos Holdings Incorporated	3,713	104,298

Innospec Incorporated	4,669	388,367

Intrepid Potash Incorporated Intrepid Potash Inc†	18,386	54,606

Kooper Holdings Incorporated †	3,741	99,174

Kraton Performance Polymers Incorporated †	6,022	165,244

Livent Corporation †	27,170	167,096

LSB Industries Incorporated †	5,149	24,046

Minerals Technologies Incorporated	6,390	307,998

Northern Technologies International	1,694	18,634

Omnova Solutions Incorporated †	8,772	88,159

PolyOne Corporation	13,286	425,285

PQ Group Holdings Incorporated †	7,362	105,203

Quaker Chemical Corporation	2,371	376,657

Rayonier Advanced Materials	9,408	33,022

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  171

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Chemicals (continued)

Stepan Company	3,708	$353,706

Trecora Resources †	4,202	38,028

Tredegar Corporation	5,241	90,617

Trinseo SA	7,453	261,526

Tronox Holdings plc Class A	22,308	165,748

		4,905,523

Construction Materials: 0.07%

Forterra Incorporated †	3,880	23,202

United States Lime & Mineral	430	33,183

US Concrete Incorporated †	3,295	133,513

		189,898

Containers & Packaging: 0.41%

Ardagh Group SA	3,552	59,425

Greif Incorporated Class A	5,015	176,478

Myers Industries Incorporated	5,135	86,422

Owens-Illinois Incorporated	29,213	297,096

Silgan Holdings Incorporated	14,801	440,478

UFP Technologies Incorporated †	1,230	51,389

		1,111,288

Metals & Mining: 0.97%

AK Steel Holding Corporation †	51,978	112,272

Cleveland Cliffs Incorporated	51,938	412,388

Commercial Metals Company	20,865	326,955

Compass Minerals International Incorporated	6,166	306,635

Constellium NV Class A †	20,632	248,409

Ferroglobe plc	15,864	20,782

Gold Resource Corporation	11,027	37,602

Kaiser Aluminum Corporation	3,039	268,739

Materion Corporation	3,824	225,004

Olympic Steel Incorporated	1,795	19,296

Ryerson Holding Corporation †	3,302	22,685

Schnitzer Steel Industries Incorporated Class A	4,690	103,837

Synalloy Corporation	1,679	26,931

Universal Stainless & Alloy †	1,510	23,752

Warrior Met Coal Incorporated	9,154	191,319

Worthington Industries Incorporated	7,199	249,805

		2,596,411

Paper & Forest Products: 0.46%

Boise Cascade Company	6,902	216,723

Clearwater Paper Corporation †	2,725	43,655

Domtar Corporation	12,126	399,552

Neenah Paper Incorporated	3,122	199,121

PH Glatfelter Company	7,654	110,065

Schweitzer-Mauduit International Incorporated	5,797	194,431

Verso Corporation Class A †	6,777	69,193

		1,232,740

The accompanying notes are an integral part of these financial statements.

172  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value
Real Estate: 9.54%

Equity REITs: 8.80%

Acadia Realty Trust	16,104	$440,444

Agree Realty Corporation	7,233	540,233

Alexander & Baldwin Incorporated	13,267	303,682

Alexander’s Incorporated	408	154,049

American Assets Trust Incorporated	7,615	356,839

American Finance Trust Incorporated REIT	21,414	256,326

Armada Hoffler Properties Incorporated	9,388	162,788

Ashford Hospitality Trust Incorporated	20,162	56,454

Bluerock Residential Growth REIT Incorporated	4,342	53,711

Braemar Hotels & Resorts Incorporated REIT	6,318	57,936

Brandywine Realty Trust	34,231	491,215

Brookfield Property REIT Class A	18,649	350,974

BRT Apartments Corporation REIT	1,785	25,847

CareTrust REIT Incorporated	18,827	447,894

CBL & Associates Properties Incorporated	25,846	23,520

Cedar Shopping Centers Incorporated	17,056	40,423

Chatham Lodging Trust	8,937	148,265

Chesapeake Lodging Trust	11,755	302,691

Clipper Realty Incorporated	2,596	28,400

Columbia Property Trust Incorporated	22,841	488,569

Community Healthcare Trust Incorporated	3,618	154,272

CoreCivic Incorporated	21,891	371,052

CorEnergy Infrastructure Trust Incorporated	2,361	106,505

Corporate Office Properties Trust	21,052	608,192

DiamondRock Hospitality	38,442	364,046

Easterly Government Properties Incorporated	11,820	242,901

Empire State Realty Trust Incorporated	35,087	493,323

Essential Properties Realty	9,719	220,718

Farmland Partners REIT Incorporated	5,568	33,575

Four Corners Property Trust Incorporated	13,677	389,658

Franklin Street Properties Corporation	19,861	150,348

Front Yard Residential Corporation REIT	9,468	105,000

Getty Realty Corporation	6,477	205,710

Gladstone Commercial Corporation	5,738	130,080

Gladstone Land REIT Corporation	3,265	37,580

Global Medical REIT Incorporated	6,747	73,745

Global Net Lease Incorporated	15,909	305,135

Hannon Armstrong Sustainable	11,732	324,155

Hersha Hospitality Trust	7,560	105,084

Independence Realty Trust Incorporated	16,557	230,308

Industrial Logistics Properties Trust	12,833	274,498

Innovative Industrial Properties Incorporated	1,583	141,140

Investors Real Estate Trust REIT	2,241	155,189

iStar Financial Incorporated	12,046	154,189

Jernigan Capital Incorporated	3,647	70,424

Kite Realty Group Trust	16,225	231,855

Lexington Corporate Properties Trust	44,749	464,942

LTC Properties Incorporated	7,604	371,075

Mack-Cali Realty Corporation	14,253	290,334

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  173

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Equity REITs (continued)

MGM Growth Properties LLC Class A	18,076	$557,464

Monmouth Real Estate Investment Corporation	17,443	228,852

National Health Investors Incorporated	8,287	687,490

National Storage Affiliates Trust	11,327	379,001

New Senior Investment Group Incorporated	16,540	103,375

New York REIT Liquidating LLC (a)‡	4,209	56,558

NexPoint Residential	3,712	172,237

NorthStar Realty Europe Corporation	8,817	149,272

Office Properties Income Trust	9,547	258,819

One Liberty Properties Incorporated	2,717	72,761

Outfront Media Incorporated	26,747	735,008

Physicians Realty Trust	36,765	636,770

Piedmont Office Realty Trust Incorporated Class A	24,303	479,741

PotlatchDeltic Corporation	12,020	462,530

Preferred Apartment Communities Incorporated Class A	8,538	114,921

PS Business Parks Incorporated	3,741	671,921

QTS Realty Trust Incorporated Class A	11,102	544,664

Retail Opportunity Investment Corporation	21,744	380,737

Retail Properties of America Incorporated Class A	41,783	474,655

Retail Value Incorporated	2,771	102,499

RPT Realty	14,866	176,905

Safehold Incorporated REIT	1,650	48,345

Saul Centers Incorporated	2,338	117,438

Senior Housing Properties Trust	45,885	389,564

Seritage Growth Property Class A	6,509	254,437

SITE Centers Corporation	27,412	379,930

Spirit MTA REIT	6,981	58,640

Summit Hotel Properties Incorporated	20,121	224,550

Tanger Factory Outlet Centers Incorporated	19,264	272,393

Terreno Realty Corporation	11,618	587,406

The Geo Group Incorporated	22,179	380,592

UMH Properties Incorporated	6,827	87,795

Universal Health Realty Income Trust	2,448	236,697

Urban Edge Properties	22,429	392,732

Urstadt Biddle Properties Incorporated	5,879	123,400

Washington Prime Group Incorporated	36,427	117,659

Washington REIT	15,260	404,237

Whitestone REIT	7,543	93,684

Xenia Hotels & Resorts Incorporated	22,159	447,833

		23,598,805

Real Estate Management & Development: 0.74%

Altisource Portfolio Solutions SA †	1,144	22,651

Consolidated-Tomoka Land Company	1,001	63,904

Cushman & Wakefield plc †	14,668	247,009

eXp World Holdings Incorporated †	4,141	36,027

Forestar Group Incorporated †	1,998	38,082

Griffin Industrial Realty Incorporated	551	19,830

Kennedy Wilson Holdings Incorporated	24,236	508,471

Marcus & Millichap Incorporated †	4,368	157,597

Newmark Group Incorporated Class A	29,705	257,839

The accompanying notes are an integral part of these financial statements.

174  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

	Shares	Value

Real Estate Management & Development (continued)

Rafael Holdings Incorporated Class B †	1,398	$28,240

RE/MAX Holdings Incorporated Class A	3,229	82,888

Realogy Holdings Corporation	24,428	116,766

Redfin Corporation †	12,692	214,368

Stratus Properties Incorporated †	1,282	33,717

The RMR Group Incorporated Class A	1,299	60,520

The St. Joe Company †	6,221	111,854

		1,999,763

Utilities: 3.13%

Electric Utilities: 0.73%

Avangrid Incorporated	11,023	557,102

El Paso Electric Company	7,185	479,240

Genie Energy Limited Class B	2,984	21,365

MGE Energy Incorporated	6,682	506,830

Otter Tail Corporation	7,562	382,788

Spark Energy Incorporated Class A	2,031	19,213

		1,966,538

Gas Utilities: 0.52%

Chesapeake Utilities Corporation	3,022	285,821

Northwest Natural Holding Company	5,731	408,964

RGC Resources Incorporated	1,471	41,747

South Jersey Industries Incorporated	18,004	582,249

Star Group LP	9,321	85,753

		1,404,534

Independent Power & Renewable Electricity Producers: 0.79%

Clearway Energy Incorporated Class C	13,820	244,614

Nextera Energy Partners LP	10,939	560,624

Ormat Technologies Incorporated	7,584	563,264

Pattern Energy Group Incorporated	18,256	495,650

Terraform Power Incorporated Class A	14,424	244,631

		2,108,783

Multi-Utilities: 0.28%

Avista Corporation	12,388	580,997

Unitil Corporation	2,835	171,149

		752,146

Water Utilities: 0.81%

American States Water Company	7,090	656,038

Aquaventure Holdings Limited †	2,233	39,479

Artesian Resources Corporation Class A	1,500	54,600

California Water Service Group	9,283	523,933

Connecticut Water Service Incorporated	2,384	167,214

Global Water Resources Incorporated	1,867	22,236

Middlesex Water Company	3,093	188,797

Pure Cycle Corporation †	3,346	36,304

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  175

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

			Shares	Value

Water Utilities (continued)

SJW Corporation			5,599	$382,580

York Water Company			2,552	95,292

				2,166,473

Total Common Stocks (Cost $245,402,279)				250,058,428

		Expiration date
Rights: 0.00%

Financials: 0.00%

Diversified Financial Services: 0.00%

Schulman Incorporated Class A †(a)‡		12-31-2099	6,818	2,952

Thrifts & Mortgage Finance: 0.00%

NewStar Financial Incorporated †(a)		12-31-2099	9,129	0

Health Care: 0.00%

Pharmaceuticals: 0.00%

Corium International Incorporated †(a)‡		3-31-2020	6,709	1,208

Elanco Animal Health Incorporated †(a)		12-31-2021	8,956	0

				1,208

Total Rights (Cost $6,754)				4,160

Warrants: 0.00%

Energy: 0.00%

Energy Equipment & Services: 0.00%

Parker Drilling Company †(a)		9-16-2024	373	0

Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 6.07%

Investment Companies: 6.07%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%		16,270,868	16,270,868

Total Short-Term Investments (Cost $16,270,868)				16,270,868

Total investments in securities (Cost $261,679,901)	99.27%	266,333,456

Other assets and liabilities, net	0.73	1,966,389

Total net assets	100.00%	$268,299,845

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

‡	Security is valued using significant unobservable inputs.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

176  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000 Index	235	9-20-2019	$18,063,255	$17,556,850	$0	$(506,405)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	10,752,908	30,410,991	24,893,031	16,270,868	$0	$0	$120,359	$16,270,868	6.07%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  177

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 82.69%

Communication Services: 13.47%

Diversified Telecommunication Services: 3.26%

CenturyLink Incorporated	5.63%	4-1-2025	$300,000	$306,750

CenturyLink Incorporated	7.50	4-1-2024	200,000	221,996

Cincinnati Bell Incorporated 144A	7.00	7-15-2024	200,000	182,500

Embarq Corporation	8.00	6-1-2036	200,000	196,072

Frontier Communications Corporation 144A	8.50	4-1-2026	200,000	194,500

Hughes Satellite Systems Company	7.63	6-15-2021	300,000	324,000

Level 3 Financing Incorporated	5.25	3-15-2026	220,000	229,350

Level 3 Financing Incorporated	5.38	1-15-2024	200,000	203,500

Zayo Group LLC	6.00	4-1-2023	200,000	206,276

				2,064,944

Entertainment: 1.14%

AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	274,500

Netflix Incorporated	4.88	4-15-2028	220,000	230,175

Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	200,000	215,250

				719,925

Media: 7.44%

AMC Networks Incorporated	4.75	8-1-2025	300,000	306,375

CCO Holdings LLC 144A	5.13	5-1-2027	230,000	243,223

CCO Holdings LLC 144A	5.88	5-1-2027	300,000	319,500

Clear Channel Worldwide Holdings Incorporated 144A	9.25	2-15-2024	255,000	279,544

CSC Holdings LLC 144A	5.50	4-15-2027	200,000	214,000

Diamond Sports Group LLC 144A	5.38	8-15-2026	380,000	399,000

DISH DBS Corporation	5.88	7-15-2022	200,000	207,000

DISH DBS Corporation	5.88	11-15-2024	400,000	380,520

Gray Television Incorporated 144A	5.88	7-15-2026	200,000	209,000

iHeartCommunications Incorporated	6.38	5-1-2026	340,000	367,200

Lamar Media Corporation	5.00	5-1-2023	200,000	203,938

Meredith Corporation	6.88	2-1-2026	200,000	211,000

Neptune Finco Corporation 144A	10.88	10-15-2025	200,000	227,000

Nielsen Finance LLC 144A	5.00	4-15-2022	200,000	201,000

Sinclair Television Group Incorporated	6.13	10-1-2022	200,000	202,750

Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	316,500

Sirius XM Radio Incorporated 144A	5.50	7-1-2029	210,000	228,839

Univision Communications Incorporated 144A	5.13	5-15-2023	200,000	197,500

				4,713,889

Wireless Telecommunication Services: 1.63%

Sprint Communications Incorporated	11.50	11-15-2021	240,000	281,400

Sprint Corporation	7.13	6-15-2024	200,000	221,092

Sprint Corporation	7.25	9-15-2021	200,000	215,140

T-Mobile USA Incorporated	4.50	2-1-2026	300,000	311,250

				1,028,882

The accompanying notes are an integral part of these financial statements.

178  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 10.95%

Auto Components: 1.34%

Allison Transmission Incorporated 144A	4.75%	10-1-2027	$200,000	$205,000

American Axle & Manufacturing Incorporated	6.25	3-15-2026	210,000	194,775

Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	202,500

Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	240,000	249,000

				851,275

Automobiles: 0.28%

Tesla Incorporated 144A	5.30	8-15-2025	200,000	178,500

Diversified Consumer Services: 0.66%

APX Group Incorporated	7.63	9-1-2023	200,000	149,000

Prime Security Services Borrower LLC/Prime Finance Incorporated 144A	5.25	4-15-2024	260,000	268,557

				417,557

Hotels, Restaurants & Leisure: 4.96%

Boyd Gaming Corporation	6.88	5-15-2023	200,000	207,456

Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	203,500

Churchill Downs Incorporated 144A	5.50	4-1-2027	200,000	212,500

Eldorado Resorts Incorporated	6.00	4-1-2025	200,000	212,000

Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	306,750

Hilton Worldwide Finance LLC	4.63	4-1-2025	200,000	206,500

KFC Holding Company 144A	5.00	6-1-2024	300,000	310,125

MGM Resorts International	4.63	9-1-2026	400,000	414,000

MGM Resorts International	6.63	12-15-2021	200,000	217,500

Scientific Games International Incorporated 144A	5.00	10-15-2025	200,000	206,648

Scientific Games International Incorporated	10.00	12-1-2022	218,000	226,175

Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	207,000

Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	211,000

				3,141,154

Household Durables: 1.10%

Hovnanian Enterprises Incorporated 144A	10.00	7-15-2022	200,000	168,500

Lennar Corporation	4.50	4-30-2024	300,000	319,125

Toll Brothers Finance Corporation	4.38	4-15-2023	200,000	208,500

				696,125

Leisure Products: 0.33%

Mattel Incorporated 144A	6.75	12-31-2025	200,000	205,500

Multiline Retail: 0.40%

J.C. Penney Corporation Incorporated 144A	5.88	7-1-2023	300,000	252,000

Specialty Retail: 1.55%

Gap Incorporated	5.95	4-12-2021	200,000	208,272

L Brands Incorporated	5.63	10-15-2023	200,000	210,000

L Brands Incorporated	6.75	7-1-2036	200,000	168,000

PetSmart Incorporated 144A	7.13	3-15-2023	200,000	186,000

Staples Incorporated 144A	7.50	4-15-2026	210,000	212,100

				984,372

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  179

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Textiles, Apparel & Luxury Goods: 0.33%

HanesBrands Incorporated 144A	4.63%	5-15-2024	$200,000	$209,250

Consumer Staples: 3.90%

Beverages: 0.33%

Cott Beverages Incorporated 144A	5.50	4-1-2025	200,000	208,506

Food & Staples Retailing: 1.09%

Albertsons Companies LLC 144A	7.50	3-15-2026	200,000	222,500

Aramark Services Incorporated	4.75	6-1-2026	300,000	307,500

Rite Aid Corporation 144A	6.13	4-1-2023	200,000	161,500

				691,500

Food Products: 2.16%

B&G Foods Incorporated	4.63	6-1-2021	200,000	200,650

JBS USA Finance Incorporated 144A	5.75	6-15-2025	300,000	312,003

JBS USA Finance Incorporated 144A	6.75	2-15-2028	200,000	223,000

Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	208,750

Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	200,000	215,500

Post Holdings Incorporated 144A	5.00	8-15-2026	200,000	208,500

				1,368,403

Household Products: 0.32%

Energizer Holdings Incorporated 144A	5.50	6-15-2025	200,000	202,610

Energy: 11.63%

Energy Equipment & Services: 1.14%

Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	186,000

Hilcorp Energy Company 144A	5.75	10-1-2025	200,000	186,500

SESI LLC	7.13	12-15-2021	200,000	141,000

USA Compression Partners LP	6.88	4-1-2026	200,000	205,000

				718,500

Oil, Gas & Consumable Fuels: 10.49%

Antero Resources Corporation	5.13	12-1-2022	200,000	184,000

Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	195,000	195,488

California Resources Corporation 144A	8.00	12-15-2022	200,000	115,000

Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	300,000	334,500

Cheniere Energy Partners LP	5.25	10-1-2025	200,000	206,750

Chesapeake Energy Corporation	8.00	6-15-2027	200,000	144,502

Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	203,500

CrownRock LP 144A	5.63	10-15-2025	200,000	198,000

DCP Midstream Operating LP	3.88	3-15-2023	200,000	202,500

DCP Midstream Operating LP (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	200,000	185,000

Denbury Resources Incorporated 144A	9.00	5-15-2021	200,000	182,000

Diamondback Energy Incorporated	4.75	11-1-2024	200,000	206,000

Enlink Midstream LLC	5.45	6-1-2047	350,000	295,750

EP Energy LLC 144A	7.75	5-15-2026	200,000	167,000

Extraction Oil & Gas Incorporated 144A	5.63	2-1-2026	200,000	132,000

Genesis Energy LP	6.75	8-1-2022	200,000	202,170

Gulfport Energy Corporation	6.00	10-15-2024	300,000	218,250

The accompanying notes are an integral part of these financial statements.

180  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

McDermott Technology Americas Incorporated 144A	10.63%	5-1-2024	$200,000	$141,250

Murphy Oil Corporation	6.88	8-15-2024	200,000	209,560

Nabors Industries Incorporated	5.75	2-1-2025	200,000	160,000

NGL Enrgy Partners LP	7.50	11-1-2023	200,000	202,436

Oasis Petroleum Incorporated	6.88	3-15-2022	190,000	176,700

QEP Resources Incorporated	5.25	5-1-2023	200,000	175,000

Range Resources Corporation	4.88	5-15-2025	200,000	164,000

Rowan Companies Incorporated	4.88	6-1-2022	200,000	163,000

Sanchez Energy Corporation 144A	7.25	2-15-2023	200,000	140,000

SM Energy Company	6.75	9-15-2026	200,000	170,000

Southwestern Energy Company	7.75	10-1-2027	200,000	174,000

Sunoco LP	4.88	1-15-2023	210,000	214,725

Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	188,250

Targa Resources Partners LP	4.25	11-15-2023	200,000	199,750

Targa Resources Partners LP	5.13	2-1-2025	200,000	205,000

Transocean Incorporated	6.80	3-15-2038	300,000	198,000

Whiting Petroleum Corporation	5.75	3-15-2021	200,000	187,040

WPX Energy Incorporated	6.00	1-15-2022	200,000	205,500

				6,646,621

Financials: 8.01%

Banks: 0.34%

CIT Group Incorporated	5.00	8-1-2023	200,000	216,750

Capital Markets: 0.76%

Banff Merger Subordinate Incorporated 144A	9.75	9-1-2026	300,000	273,000

MSCI Incorporated 144A	5.25	11-15-2024	200,000	207,640

				480,640

Consumer Finance: 3.41%

Ally Financial Incorporated	5.13	9-30-2024	300,000	335,250

Ally Financial Incorporated	5.75	11-20-2025	200,000	229,000

Navient Corporation	5.88	10-25-2024	200,000	210,398

Navient Corporation	6.50	6-15-2022	200,000	216,500

Navient Corporation	6.75	6-25-2025	200,000	215,000

Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	207,500

Springleaf Finance Corporation	6.13	5-15-2022	300,000	323,250

Springleaf Finance Corporation	7.13	3-15-2026	370,000	421,985

				2,158,883

Diversified Financial Services: 1.62%

Harland Clarke Holdings 144A	9.25	3-1-2021	200,000	187,000

Hilton Domestic Operating Company	4.25	9-1-2024	200,000	204,000

Prime Services Company 144A	9.25	5-15-2023	87,000	91,489

Refinitiv U.S. Holdings Company 144A	8.25	11-15-2026	300,000	337,500

Transocean Incorporated 144A	9.00	7-15-2023	200,000	206,746

				1,026,735

Insurance: 0.94%

Acrisure LLC 144A	7.00	11-15-2025	200,000	184,192

Genworth Holdings Incorporated	7.63	9-24-2021	200,000	208,500

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  181

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Insurance (continued)

HUB International Limited 144A	7.00%	5-1-2026	$200,000	$203,000

				595,692

Mortgage REITs: 0.60%

Realogy Group LLC/Realogy Co-Issuer Corporation 144A	9.38	4-1-2027	200,000	173,000

Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	207,500

				380,500

Thrifts & Mortgage Finance: 0.34%

Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	211,500

Health Care: 9.64%

Health Care Equipment & Supplies: 0.78%

Crimson Incorporated 144A	6.63	5-15-2022	300,000	289,500

Hologic Incorporated 144A	4.38	10-15-2025	200,000	204,500

				494,000

Health Care Providers & Services: 6.49%

Centene Corporation	4.75	1-15-2025	250,000	259,375

Centene Corporation	6.13	2-15-2024	200,000	209,600

CHS Incorporated	5.13	8-1-2021	400,000	400,000

Davita Incorporated	5.13	7-15-2024	300,000	305,163

Encompass Health Corporation	5.75	11-1-2024	183,000	185,288

Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	109,000

HCA Incorporated	7.50	2-15-2022	300,000	335,943

Jaguar Holding Company II 144A	6.38	8-1-2023	200,000	206,500

MEDNAX Incorporated 144A	6.25	1-15-2027	200,000	196,000

MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	268,143

MPT Operating Partnership LP	5.00	10-15-2027	200,000	213,500

Polaris Intermediate Corporation 144A	8.50	12-1-2022	300,000	252,000

RegionalCare Hospital Partners 144A	8.25	5-1-2023	200,000	213,810

Tenet Healthcare Corporation	5.13	5-1-2025	300,000	300,750

Tenet Healthcare Corporation 144A	6.25	2-1-2027	430,000	446,125

Wellcare Health Plans	5.25	4-1-2025	200,000	209,410

				4,110,607

Life Sciences Tools & Services: 0.51%

Avantor Incorporated 144A	6.00	10-1-2024	300,000	321,750

Pharmaceuticals: 1.86%

Bausch Health Companies Incorporated 144A	7.25	5-30-2029	220,000	232,650

Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	332,994

Elanco Animal Health Incorporated	4.90	8-28-2028	300,000	327,187

Par Pharmaceutical Incorporated 144A	7.50	4-1-2027	310,000	289,075

				1,181,906

Industrials: 7.29%

Aerospace & Defense: 1.63%

Alcoa Incorporated	5.87	2-23-2022	390,000	416,504

TransDigm Group Incorporated	6.38	6-15-2026	200,000	209,898

The accompanying notes are an integral part of these financial statements.

182  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)

TransDigm Group Incorporated	6.50%	7-15-2024	$200,000	$206,500

Triumph Group Incorporated	7.75	8-15-2025	200,000	200,500

				1,033,402

Air Freight & Logistics: 0.32%

XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	206,800

Commercial Services & Supplies: 1.61%

ADT Corporation 144A	4.88	7-15-2032	200,000	174,250

ADT Corporation	6.25	10-15-2021	240,000	255,000

APTIM Corporation 144A	7.75	6-15-2025	200,000	138,750

Pitney Bowes Incorporated	4.63	5-15-2022	300,000	294,750

West Corp Company 144A	8.50	10-15-2025	200,000	155,000

				1,017,750

Construction & Engineering: 1.19%

AECOM	5.88	10-15-2024	200,000	216,000

United Rentals North America Incorporated	5.25	1-15-2030	200,000	213,750

United Rentals North America Incorporated	5.50	5-15-2027	300,000	321,903

				751,653

Electrical Equipment: 0.30%

Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	189,000

Machinery: 0.15%

Gates Global LLC 144A	6.00	7-15-2022	95,000	94,525

Metals & Mining: 0.30%

Grinding Media Incorporated/Moly-Cop AltaSteel Limited 144A	7.38	12-15-2023	200,000	189,750

Professional Services: 0.62%

Brand Industrial Services Incorporated 144A	8.50	7-15-2025	200,000	176,250

The Dun & Bradstreet Corporation 144A	10.25	2-15-2027	200,000	218,500

				394,750

Road & Rail: 0.53%

Uber Technologies Incorporated 144A	7.50	11-1-2023	320,000	334,400

Trading Companies & Distributors: 0.64%

Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	197,250

Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	206,250

				403,500

Information Technology: 4.11%

Communications Equipment: 0.99%

CommScope Incorporated 144A	5.50	6-15-2024	260,000	246,025

CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	167,250

Viasat Incorporated 144A	5.63	4-15-2027	200,000	212,500

				625,775

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  183

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
IT Services: 0.32%

Zayo Group LLC 144A	5.75%	1-15-2027	$200,000	$204,000

Software: 1.61%

CDK Global Incorporated 144A	5.25	5-15-2029	200,000	206,500

Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	212,000

SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	210,000

Symantec Corporation 144A	5.00	4-15-2025	200,000	201,334

Veritas US Incorporated 144A	10.50	2-1-2024	200,000	188,000

				1,017,834

Technology Hardware, Storage & Peripherals: 1.19%

Dell International LLC 144A	5.88	6-15-2021	200,000	203,306

Western Digital Corporation	4.75	2-15-2026	200,000	204,690

Xerox Corporation	4.13	3-15-2023	340,000	345,950

				753,946

Materials: 7.71%

Chemicals: 1.55%

Calumet Specialty Products Partners LP	7.63	1-15-2022	200,000	189,500

CF Industries Incorporated	4.95	6-1-2043	200,000	196,500

Chemours Company	6.63	5-15-2023	200,000	203,500

Olin Corporation	5.00	2-1-2030	200,000	199,750

Tronox Incorporated 144A	6.50	4-15-2026	200,000	190,000

				979,250

Construction Materials: 0.49%

Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	307,500

Containers & Packaging: 3.43%

Ball Corporation	5.25	7-1-2025	200,000	224,500

Berry Global Incorporated	6.00	10-15-2022	300,000	305,625

BWAY Holding Company 144A	5.50	4-15-2024	300,000	308,250

Crown Americas Capital Corporation IV	4.50	1-15-2023	300,000	315,000

Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	200,000	180,000

Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	213,000

Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	200,000	205,610

Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	200,000	206,750

Sealed Air Corporation 144A	5.50	9-15-2025	200,000	217,000

				2,175,735

Metals & Mining: 2.24%

Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	200,500

Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	200,000	192,000

Freeport-McMoRan Copper & Gold Incorporated	6.88	2-15-2023	300,000	316,380

Novelis Corporation 144A	6.25	8-15-2024	300,000	314,250

Steel Dynamics Incorporated	5.00	12-15-2026	200,000	209,000

United States Steel Corporation	6.88	8-15-2025	200,000	189,810

				1,421,940

The accompanying notes are an integral part of these financial statements.

184  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Real Estate: 2.68%

Equity REITs: 2.19%

ESH Hospitality Incorporated 144A	5.25%	5-1-2025	$200,000	$206,750

Iron Mountain Incorporated 144A	5.25	3-15-2028	260,000	269,750

Iron Mountain Incorporated	5.75	8-15-2024	200,000	202,500

MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	314,250

SBA Communications Corporation	4.88	7-15-2022	200,000	203,120

Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	190,500

				1,386,870

Real Estate Management & Development: 0.49%

Icahn Enterprises Company	6.25	2-1-2022	300,000	309,000

Utilities: 3.30%

Electric Utilities: 0.77%

Clearway Energy Operating LLC 144A	5.75	10-15-2025	320,000	333,606

Talen Energy Supply LLC	6.50	6-1-2025	200,000	152,000

				485,606

Gas Utilities: 0.73%

AmeriGas Partners LP	5.63	5-20-2024	200,000	212,250

Ferrellgas LP	6.75	6-15-2023	300,000	252,000

				464,250

Independent Power & Renewable Electricity Producers: 1.80%

Calpine Corporation	5.38	1-15-2023	500,000	506,833

NRG Energy Incorporated	5.75	1-15-2028	200,000	215,500

The AES Corporation	5.50	4-15-2025	200,000	208,756

Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	211,750

				1,142,839

Total Corporate Bonds and Notes (Cost $52,878,415)				52,368,551

Yankee Corporate Bonds and Notes: 12.84%

Communication Services: 4.27%

Diversified Telecommunication Services: 1.98%

SFR Group SA 144A	7.38	5-1-2026	300,000	320,250

Telecom Italia Capital SpA 144A	5.30	5-30-2024	200,000	214,000

Telecom Italia Capital SpA	6.00	9-30-2034	200,000	205,000

Virgin Media Finance plc 144A	6.00	10-15-2024	200,000	206,500

Ziggo Bond Finance BV 144A	5.88	1-15-2025	300,000	310,125

				1,255,875

Media: 1.95%

Altice Finco SA 144A	8.13	1-15-2024	390,000	404,138

Altice Luxembourg SA 144A	7.75	5-15-2022	200,000	205,105

Unitymedia GmbH 144A	6.13	1-15-2025	200,000	208,600

UPC Holding BV 144A	5.50	1-15-2028	200,000	208,500

Videotron Limited 144A	5.13	4-15-2027	200,000	210,500

				1,236,843

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  185

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services: 0.34%

C&W Senior Financing Designated Activity 144A	6.88%	9-15-2027	$200,000	$212,978

Consumer Discretionary: 1.10%

Automobiles: 0.75%

Fiat Chrysler Automobiles NV	5.25	4-15-2023	300,000	320,793

Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	157,580

				478,373

Hotels, Restaurants & Leisure: 0.35%

International Game Technology plc 144A	6.50	2-15-2025	200,000	219,500

Energy: 1.47%

Energy Equipment & Services: 0.79%

Alcoa Nederland Holding Company BV 144A	6.75	9-30-2024	200,000	210,000

Noble Holding International Limited	8.95	4-1-2045	200,000	111,000

Valaris plc	5.20	3-15-2025	300,000	180,750

				501,750

Oil, Gas & Consumable Fuels: 0.68%

KCA Deutag UK Finance plc 144A	9.63	4-1-2023	200,000	129,000

MEG Energy Corporation 144A	6.50	1-15-2025	300,000	301,500

				430,500

Financials: 3.60%

Banks: 1.42%

Barclays plc	4.38	9-11-2024	200,000	205,511

Intesa Sanpaolo SpA 144A	5.02	6-26-2024	200,000	205,030

Intesa Sanpaolo SpA 144A	5.71	1-15-2026	260,000	274,322

Nielsen Holding and Finance BV 144A	5.00	2-1-2025	220,000	217,250

				902,113

Capital Markets: 0.30%

Deutsche Bank AG	4.50	4-1-2025	200,000	188,952

Diversified Financial Services: 1.88%

Cimpor Financial Operations BV 144A	5.75	7-17-2024	200,000	156,976

Dana Financing Luxembourg SARL Company 144A	6.50	6-1-2026	200,000	209,500

Intelsat Jackson Holdings SA	5.50	8-1-2023	200,000	182,000

Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	200,000	208,250

New Red Finance Incorporated 144A	5.00	10-15-2025	420,000	433,650

				1,190,376

Health Care: 0.21%

Pharmaceuticals: 0.21%

Mallinckrodt plc 144A	5.50	4-15-2025	300,000	132,000

Industrials: 1.12%

Aerospace & Defense: 0.47%

Bombardier Incorporated 144A	6.00	10-15-2022	300,000	297,750

The accompanying notes are an integral part of these financial statements.

186  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Electrical Equipment: 0.33%

Sensata Technologies BV 144A	5.00%	10-1-2025	$200,000	$212,000

Professional Services: 0.32%

GFL Environmental Incorporated 144A	5.38	3-1-2023	200,000	201,000

Information Technology: 0.33%

Software: 0.33%

Open Text Corporation 144A	5.63	1-15-2023	200,000	205,000

Materials: 0.74%

Metals & Mining: 0.74%

Constellium SE 144A	5.88	2-15-2026	250,000	260,625

FMG Resources Proprietary Limited 144A	4.75	5-15-2022	200,000	206,000

				466,625

Total Yankee Corporate Bonds and Notes (Cost $8,346,595)				8,131,635

	Yield		Shares
Short-Term Investments: 2.92%

Investment Companies: 2.92%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04		1,851,558	1,851,558

Total Short-Term Investments (Cost $1,851,558)				1,851,558

Total investments in securities (Cost $63,076,568)	98.48%	62,351,744

Other assets and liabilities, net	1.52	965,051

Total net assets	100.00%	$63,316,795

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  187

Portfolio of investments—August 31, 2019 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	486,162	7,886,293	6,520,897	1,851,558	$0	$0	$10,793	$1,851,558	2.92%

The accompanying notes are an integral part of these financial statements.

188  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INTERNATIONAL GOVERNMENT BOND PORTFOLIO

	Interest rate	Maturity date	Principal		Value
Foreign Government Bonds: 98.08%

Australian Government Bond Series 145	2.75%	6-21-2035	AUD	250,000	$206,963

Australian Government Bond Series 150	3.00	3-21-2047	AUD	260,000	233,280

Belgium Government Bond Series 44 144A	5.00	3-28-2035	EUR	100,000	196,004

Belgium Government Bond Series 83 144A	2.25	6-22-2057	EUR	130,000	214,907

Bundesrepublik Deutschland	0.25	2-15-2029	EUR	180,000	216,860

Bundesrepublik Deutschland	0.50	2-15-2028	EUR	190,000	232,637

Canada	2.75	12-1-2048	CAD	330,000	326,572

Canada	5.00	6-1-2037	CAD	100,000	118,174

Czech Republic Series 49	4.20	12-4-2036	CZK	1,880,000	115,969

France Government Bond 144A	2.00	5-25-2048	EUR	330,000	524,848

France Government Bond	4.00	10-25-2038	EUR	180,000	345,722

Ireland Government Bond	0.90	5-15-2028	EUR	290,000	348,102

Italy Buoni Poliennali del Tesoro 144A	2.95	9-1-2038	EUR	110,000	146,239

Italy Buoni Poliennali del Tesoro 144A	3.25	9-1-2046	EUR	180,000	252,635

Italy Buoni Poliennali del Tesoro 144A	3.35	3-1-2035	EUR	100,000	137,259

Italy Buoni Poliennali del Tesoro 144A	4.75	9-1-2044	EUR	220,000	374,009

Japan Series 109	1.90	3-20-2029	JPY	6,500,000	74,125

Japan Series 127	0.10	3-20-2021	JPY	179,300,000	1,697,775

Japan Series 29	2.40	9-20-2038	JPY	4,700,000	63,983

Japan Series 400	0.10	5-1-2021	JPY	59,100,000	559,952

Korea Series 2206	3.75	6-10-2022	KRW	250,000,000	220,607

Korea Series 2303	2.38	3-10-2023	KRW	25,000,000	21,451

Korea Series 2812	2.38	12-10-2028	KRW	192,000,000	172,365

Malaysia Government Bond Series 0313	3.48	3-15-2023	MYR	1,420,000	340,823

Mexico Series M	10.00	12-5-2024	MXN	7,920,000	449,150

Netherlands Government Bond 144A	0.75	7-15-2028	EUR	360,000	444,756

New Zealand Government Bond Series 429	3.00	4-20-2029	NZD	150,000	111,114

Norway Government Bond Series 480 144A	2.00	4-26-2028	NOK	810,000	95,470

Poland Series 0428	2.75	4-25-2028	PLN	1,250,000	336,769

Republic of Austria 144A	0.50	2-20-2029	EUR	210,000	251,737

Republic of Austria 144A	0.75	2-20-2028	EUR	160,000	195,385

Russia Government Bond Series 6224	6.90	5-23-2029	RUB	14,480,000	215,961

Singapore Government Bond	1.75	2-1-2023	SGD	290,000	209,425

Spain Government Bond 144A	1.45	10-31-2027	EUR	380,000	469,610

Switzerland Bonds	4.00	2-11-2023	CHF	100,000	119,242

Thailand Government Bond	4.50	4-9-2024	THB	6,210,000	231,541

United Kingdom Gilt	0.75	7-22-2023	GBP	100,000	123,761

United Kingdom Gilt	1.75	9-7-2022	GBP	650,000	823,919

Total Foreign Government Bonds (Cost $10,942,089)					11,219,101

	Yield		Shares
Short-Term Investments: 2.92%

Investment Companies: 2.92%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04			333,579	333,579

Total Short-Term Investments (Cost $333,579)					333,579

Total investments in securities (Cost $11,275,668)	101.00%	11,552,680

Other assets and liabilities, net	(1.00)	(114,105)

Total net assets	100.00%	$11,438,575

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  189

Portfolio of investments—August 31, 2019 (unaudited)

INTERNATIONAL GOVERNMENT BOND PORTFOLIO

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AUD	Australian dollar

CAD	Canadian dollar

CHF	Swiss franc

CZK	Czech koruna

DKK	Danish krone

EUR	Euro

GBP	Great British pound

JPY	Japanese yen

KRW	Republic of Korea won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PLN	Polish zloty

RUB	Russian ruble

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
198,693 USD	285,000 AUD	State Street Bank	9/6/2019	$6,746	$0
435,000 CAD	323,007 USD	State Street Bank	9/6/2019	3,732	0
133,354 USD	132,000 CHF	State Street Bank	9/6/2019	0	(36)
250,000 CZK	10,846 USD	State Street Bank	9/6/2019	0	(256)
1,350,000 DKK	203,851 USD	State Street Bank	9/6/2019	0	(4,838)
370,000 EUR	416,880 USD	State Street Bank	9/6/2019	0	(10,171)
425,331 USD	335,000 GBP	State Street Bank	9/6/2019	17,668	0
90,000,000 JPY	836,748 USD	State Street Bank	9/6/2019	10,544	0
112,028 USD	2,240,000 MXN	State Street Bank	9/6/2019	298	0
115,000 NOK	13,202 USD	State Street Bank	9/6/2019	0	(581)
108,449 USD	165,000 NZD	State Street Bank	9/6/2019	4,475	0
86,362 USD	330,000 PLN	State Street Bank	9/6/2019	3,462	0
382,153 USD	3,600,000 SEK	State Street Bank	9/6/2019	15,306	0
102,266 USD	140,000 SGD	State Street Bank	9/6/2019	1,381	0
105,150 USD	3,300,000 THB	State Street Bank	9/6/2019	0	(2,796)
204,106 USD	855,000 MYR	State Street Bank	9/12/2019	831	0
213,383 USD	14,190,000 RUB	State Street Bank	9/12/2019	901	0
385,000,000 KRW	326,895 USD	State Street Bank	9/16/2019	0	(8,945)
351,632 USD	7,165,000 MXN	State Street Bank	12/6/2019	0	(395)
148,761 USD	590,000 PLN	State Street Bank	12/6/2019	311	0

				$65,655	$(28,018)

The accompanying notes are an integral part of these financial statements.

190  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INTERNATIONAL GOVERNMENT BOND PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	13,185	507,325	186,931	333,579	$0	$0	$467	$333,579	2.92%

The following table shows the percent of total long-term investments by country allocation as of August 31, 2019:

Japan	21.35%
United Kingdom	8.45
Italy	8.11
France	7.76
Spain	4.19
Germany	4.01
Mexico	4.00
Austria	3.99
Netherlands	3.97
Canada	3.97
Australia	3.92
South Korea	3.69
Belgium	3.66
Ireland	3.10
Malaysia	3.04
Poland	3.00
Thailand	2.06
Russia	1.93
Singapore	1.87
Switzerland	1.06
Czech Republic	1.03
New Zealand	0.99
Norway	0.85

100.00%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  191

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 81.84%

Communication Services: 3.74%

Diversified Telecommunication Services: 0.93%

AT&T Incorporated	3.00%	2-15-2022	$200,000	$204,459

AT&T Incorporated	3.40	6-15-2022	70,000	72,338

AT&T Incorporated	4.00	1-15-2022	210,000	219,182

AT&T Incorporated	4.30	12-15-2042	350,000	368,411

AT&T Incorporated	4.50	5-15-2035	230,000	255,948

AT&T Incorporated	4.90	6-15-2042	36,000	40,723

Verizon Communications Incorporated	3.85	11-1-2042	260,000	281,293

Verizon Communications Incorporated	4.13	3-16-2027	200,000	223,178

Verizon Communications Incorporated	4.67	3-15-2055	655,000	806,752

				2,472,284

Entertainment: 0.51%

Viacom Incorporated	6.88	4-30-2036	238,000	318,702

Walt Disney Company	2.55	2-15-2022	175,000	178,143

Walt Disney Company 144A	3.00	9-15-2022	262,000	270,609

Walt Disney Company	4.13	12-1-2041	175,000	209,801

Walt Disney Company 144A	4.50	2-15-2021	350,000	362,783

				1,340,038

Interactive Media & Services: 0.17%

Alphabet Incorporated	3.38	2-25-2024	87,000	92,972

Alphabet Incorporated	3.63	5-19-2021	350,000	360,574

				453,546

Media: 2.13%

CBS Corporation	3.70	8-15-2024	350,000	370,050

CBS Corporation	4.85	7-1-2042	140,000	160,287

CBS Corporation	4.90	8-15-2044	350,000	407,191

Charter Communications Operating LLC	4.46	7-23-2022	400,000	422,646

Charter Communications Operating LLC	4.91	7-23-2025	400,000	442,073

Comcast Corporation	2.35	1-15-2027	210,000	210,951

Comcast Corporation	3.13	7-15-2022	350,000	362,470

Comcast Corporation	4.00	11-1-2049	200,000	226,263

Comcast Corporation	4.40	8-15-2035	210,000	247,475

Comcast Corporation	4.75	3-1-2044	262,000	323,407

Discovery Communications LLC	3.30	5-15-2022	175,000	180,023

Discovery Communications LLC	3.95	3-20-2028	400,000	420,337

Discovery Communications LLC	4.38	6-15-2021	210,000	217,771

Discovery Communications LLC	6.35	6-1-2040	175,000	216,918

Omnicom Group Incorporated	3.63	5-1-2022	175,000	182,089

Time Warner Cable Incorporated	5.50	9-1-2041	210,000	228,384

Time Warner Cable Incorporated	6.55	5-1-2037	300,000	363,220

Time Warner Cable Incorporated	8.38	3-15-2023	175,000	207,785

Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	294,671

Viacom Incorporated	5.50	5-15-2033	140,000	169,376

				5,653,387

The accompanying notes are an integral part of these financial statements.

192  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 5.27%

Auto Components: 0.12%

Lear Corporation	5.25%	1-15-2025	$297,000	$307,398

Automobiles: 0.77%

Ford Motor Company	7.45	7-16-2031	700,000	828,138

General Motors Company	6.25	10-2-2043	175,000	196,787

General Motors Company	6.60	4-1-2036	350,000	406,386

Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	304,844

Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	317,447

				2,053,602

Diversified Consumer Services: 0.11%

President and Fellows of Harvard College	4.88	10-15-2040	210,000	288,861

Hotels, Restaurants & Leisure: 0.92%

GLP Capital LP	5.30	1-15-2029	400,000	444,812

Marriott International Incorporated	3.38	10-15-2020	117,000	118,160

McDonald’s Corporation	2.63	1-15-2022	250,000	254,034

McDonald’s Corporation	3.38	5-26-2025	245,000	261,006

McDonald’s Corporation	3.63	5-20-2021	70,000	71,759

McDonald’s Corporation	4.60	5-26-2045	175,000	209,208

McDonald’s Corporation	6.30	10-15-2037	210,000	293,873

Starbucks Corporation	4.00	11-15-2028	500,000	565,076

Starbucks Corporation	4.50	11-15-2048	200,000	235,953

				2,453,881

Household Durables: 0.12%

Whirlpool Corporation	4.00	3-1-2024	87,000	92,422

Whirlpool Corporation	4.70	6-1-2022	140,000	148,487

Whirlpool Corporation	4.85	6-15-2021	70,000	72,946

				313,855

Internet & Direct Marketing Retail: 0.81%

Amazon.com Incorporated	4.05	8-22-2047	400,000	490,893

Amazon.com Incorporated	4.25	8-22-2057	400,000	509,584

Amazon.com Incorporated	4.95	12-5-2044	300,000	402,521

eBay Incorporated	3.25	10-15-2020	140,000	141,558

eBay Incorporated	4.00	7-15-2042	175,000	173,213

Expedia Incorporated	4.50	8-15-2024	70,000	76,409

QVC Incorporated	4.38	3-15-2023	210,000	219,365

QVC Incorporated	5.13	7-2-2022	140,000	147,865

				2,161,408

Leisure Products: 0.05%

Hasbro Incorporated	6.35	3-15-2040	108,000	129,473

Multiline Retail: 0.71%

Dollar General Corporation	3.25	4-15-2023	245,000	254,079

Kohl’s Corporation	3.25	2-1-2023	105,000	106,593

Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	141,983

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  193

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Multiline Retail (continued)

Nordstrom Incorporated	4.00%	10-15-2021	$175,000	$179,951

Nordstrom Incorporated	5.00	1-15-2044	70,000	67,989

Target Corporation	2.90	1-15-2022	175,000	180,342

Target Corporation	3.63	4-15-2046	210,000	236,243

Target Corporation	3.90	11-15-2047	600,000	708,716

				1,875,896

Specialty Retail: 1.60%

AutoZone Incorporated	2.88	1-15-2023	175,000	178,916

AutoZone Incorporated	3.13	7-15-2023	105,000	108,005

AutoZone Incorporated	4.00	11-15-2020	140,000	142,534

Home Depot Incorporated	3.50	9-15-2056	260,000	283,070

Home Depot Incorporated	3.75	2-15-2024	350,000	378,285

Home Depot Incorporated	3.95	9-15-2020	280,000	284,281

Home Depot Incorporated	4.40	4-1-2021	350,000	361,939

Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	352,691

Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	143,533

Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	107,502

Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	186,270

Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	191,288

Lowe’s Companies Incorporated	4.38	9-15-2045	200,000	223,101

O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	109,427

O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	109,390

O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	31,906

Unilever Capital Corporation	2.00	7-28-2026	500,000	500,430

Unilever Capital Corporation	5.90	11-15-2032	410,000	566,498

				4,259,066

Textiles, Apparel & Luxury Goods: 0.06%

Nike Incorporated	2.25	5-1-2023	70,000	71,133

Nike Incorporated	3.63	5-1-2043	70,000	78,988

				150,121

Consumer Staples: 6.86%

Beverages: 2.00%

Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	222,580

Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	281,659

Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	259,578

Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	468,280

Constellation Brands Incorporated	3.15	8-1-2029	300,000	309,566

Constellation Brands Incorporated	3.75	5-1-2021	98,000	100,251

Constellation Brands Incorporated	4.25	5-1-2023	360,000	386,276

Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	790,831

Molson Coors Brewing Company	2.10	7-15-2021	260,000	259,920

PepsiCo Incorporated	2.75	3-5-2022	259,000	266,148

PepsiCo Incorporated	3.00	8-25-2021	175,000	178,855

PepsiCo Incorporated	3.60	8-13-2042	285,000	320,265

PepsiCo Incorporated	4.00	3-5-2042	175,000	207,118

PepsiCo Incorporated	4.25	10-22-2044	140,000	172,684

The accompanying notes are an integral part of these financial statements.

194  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Beverages (continued)

The Coca-Cola Company	2.55%	6-1-2026	$500,000	$518,668

The Coca-Cola Company	2.88	10-27-2025	200,000	210,742

The Coca-Cola Company	3.20	11-1-2023	280,000	296,037

The Coca-Cola Company	3.30	9-1-2021	49,000	50,422

				5,299,880

Food & Staples Retailing: 1.17%

Sysco Corporation	3.30	7-15-2026	200,000	210,404

Sysco Corporation	5.38	9-21-2035	200,000	252,871

The Kroger Company	3.40	4-15-2022	175,000	180,397

The Kroger Company	3.85	8-1-2023	175,000	185,213

The Kroger Company	5.00	4-15-2042	175,000	192,649

The Kroger Company	5.15	8-1-2043	105,000	117,138

The Kroger Company	6.90	4-15-2038	210,000	275,901

Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	364,523

Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	230,038

Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	259,101

Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	88,544

Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	207,681

Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	212,040

Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	318,229

				3,094,729

Food Products: 1.73%

Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	215,500

Campbell Soup Company	2.50	8-2-2022	85,000	85,555

Conagra Brands Incorporated	4.60	11-1-2025	200,000	220,783

Conagra Brands Incorporated	4.85	11-1-2028	600,000	687,315

ConAgra Foods Incorporated	8.25	9-15-2030	84,000	119,602

General Mills Incorporated	3.65	2-15-2024	175,000	184,563

General Mills Incorporated	4.20	4-17-2028	800,000	901,637

J.M. Smucker Company	3.50	10-15-2021	210,000	216,027

Kellogg Company	4.00	12-15-2020	155,000	158,567

Kraft Heinz Foods Company	3.00	6-1-2026	500,000	491,762

Kraft Heinz Foods Company	4.38	6-1-2046	300,000	288,294

Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	98,805

Tyson Foods Incorporated	4.35	3-1-2029	300,000	342,736

Tyson Foods Incorporated	4.50	6-15-2022	350,000	371,466

Tyson Foods Incorporated	4.88	8-15-2034	175,000	209,847

				4,592,459

Household Products: 0.70%

Clorox Company	3.05	9-15-2022	113,000	116,162

Clorox Company	3.50	12-15-2024	140,000	149,688

Colgate-Palmolive Company	2.30	5-3-2022	350,000	354,888

Kimberly-Clark Corporation	2.40	6-1-2023	105,000	106,713

Kimberly-Clark Corporation	6.63	8-1-2037	140,000	211,397

Procter & Gamble Company	2.45	11-3-2026	900,000	931,593

				1,870,441

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  195

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Personal Products: 0.07%

Estee Lauder Companies Incorporated	6.00%	5-15-2037	$140,000	$196,362

Tobacco: 1.19%

Altria Group Incorporated	4.00	1-31-2024	62,000	66,219

Altria Group Incorporated	4.25	8-9-2042	350,000	360,793

Altria Group Incorporated	4.50	5-2-2043	175,000	186,142

Altria Group Incorporated	4.75	5-5-2021	200,000	208,649

Philip Morris International Incorporated	2.50	8-22-2022	175,000	177,011

Philip Morris International Incorporated	2.63	3-6-2023	122,000	124,222

Philip Morris International Incorporated	3.25	11-10-2024	210,000	219,739

Philip Morris International Incorporated	4.13	3-4-2043	210,000	224,529

Philip Morris International Incorporated	4.25	11-10-2044	210,000	230,456

Philip Morris International Incorporated	4.50	3-20-2042	140,000	159,080

Reynolds American Incorporated	4.00	6-12-2022	280,000	292,638

Reynolds American Incorporated	4.45	6-12-2025	350,000	379,003

Reynolds American Incorporated	5.70	8-15-2035	210,000	244,371

Reynolds American Incorporated	6.15	9-15-2043	87,000	103,068

Reynolds American Incorporated	7.25	6-15-2037	140,000	182,467

				3,158,387

Energy: 7.87%

Energy Equipment & Services: 0.42%

Halliburton Company	3.50	8-1-2023	350,000	364,652

Halliburton Company	3.80	11-15-2025	350,000	370,764

Halliburton Company	4.50	11-15-2041	175,000	182,899

Halliburton Company	4.75	8-1-2043	175,000	187,660

				1,105,975

Oil, Gas & Consumable Fuels: 7.45%

Anadarko Finance Company	7.50	5-1-2031	227,000	302,389

Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	257,337

Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	200,428

Andeavor Logistics LP	5.20	12-1-2047	700,000	755,006

Apache Corporation	3.25	4-15-2022	253,000	257,664

Apache Corporation	5.25	2-1-2042	70,000	72,190

Boardwalk Pipelines LP	3.38	2-1-2023	70,000	70,901

BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	223,455

BP Capital Markets America Incorporated	4.50	10-1-2020	350,000	359,374

Buckeye Partners LP	4.15	7-1-2023	175,000	174,737

Chevron Corporation	2.10	5-16-2021	260,000	261,162

Chevron Corporation	2.36	12-5-2022	525,000	534,203

Chevron Corporation	2.42	11-17-2020	350,000	352,097

Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	176,730

ConocoPhillips Company	4.30	11-15-2044	210,000	248,082

ConocoPhillips Company	5.90	10-15-2032	175,000	234,617

ConocoPhillips Company	6.95	4-15-2029	210,000	289,362

Devon Energy Corporation	7.95	4-15-2032	150,000	218,857

Enbridge Energy Partners LP	5.50	9-15-2040	140,000	168,682

Energy Transfer Partners LP	4.75	1-15-2026	280,000	306,210

The accompanying notes are an integral part of these financial statements.

196  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Energy Transfer Partners LP	4.90%	2-1-2024	$210,000	$227,247

Energy Transfer Partners LP	5.95	10-1-2043	140,000	161,827

Energy Transfer Partners LP	7.50	7-1-2038	70,000	92,077

Enterprise Products Operating LLC	4.45	2-15-2043	355,000	390,118

Enterprise Products Operating LLC	4.85	3-15-2044	280,000	326,184

Enterprise Products Operating LLC	5.70	2-15-2042	140,000	177,189

Enterprise Products Operating LLC	5.95	2-1-2041	70,000	90,564

Enterprise Products Operating LLC	7.55	4-15-2038	70,000	101,679

EOG Resources Incorporated	4.10	2-1-2021	140,000	144,048

EQT Corporation	4.88	11-15-2021	210,000	216,228

Exxon Mobil Corporation	2.71	3-6-2025	350,000	363,378

Exxon Mobil Corporation	3.04	3-1-2026	500,000	530,416

Hess Corporation	7.30	8-15-2031	269,000	335,174

Kerr-McGee Corporation	6.95	7-1-2024	140,000	165,613

Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	181,357

Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	191,464

Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	172,955

Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	89,571

Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	247,923

Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	83,132

Magellan Midstream Partners LP	5.15	10-15-2043	140,000	168,033

Marathon Oil Corporation	3.85	6-1-2025	245,000	254,967

Marathon Oil Corporation	5.20	6-1-2045	140,000	159,174

Marathon Petroleum Corporation	3.63	9-15-2024	350,000	367,407

Marathon Petroleum Corporation	3.80	4-1-2028	385,000	400,084

Marathon Petroleum Corporation	5.13	3-1-2021	24,000	24,972

MPLX LP	4.13	3-1-2027	200,000	210,828

MPLX LP	4.88	6-1-2025	200,000	220,816

MPLX LP	5.20	3-1-2047	220,000	239,611

NextEra Energy Capital	4.50	6-1-2021	140,000	144,680

Noble Energy Incorporated	3.90	11-15-2024	210,000	220,090

Occidental Petroleum Corporation	3.00	2-15-2027	200,000	198,944

Occidental Petroleum Corporation	3.50	6-15-2025	200,000	205,718

Occidental Petroleum Corporation	4.10	2-1-2021	322,000	328,673

Occidental Petroleum Corporation	4.40	4-15-2046	200,000	205,906

ONEOK Incorporated	4.00	7-13-2027	200,000	210,391

ONEOK Incorporated	4.55	7-15-2028	500,000	545,012

ONEOK Partners LP	3.38	10-1-2022	350,000	358,837

Phillips 66	4.65	11-15-2034	140,000	162,445

Plains All American Pipeline LP	3.60	11-1-2024	210,000	215,754

Plains All American Pipeline LP	3.85	10-15-2023	350,000	363,302

Plains All American Pipeline LP	4.90	2-15-2045	175,000	179,689

Plains All American Pipeline LP	5.00	2-1-2021	140,000	143,846

Plains All American Pipeline LP	6.65	1-15-2037	140,000	168,742

Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	441,782

Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	224,610

Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	229,901

Spectra Energy Partners LP	3.38	10-15-2026	300,000	311,701

Spectra Energy Partners LP	4.75	3-15-2024	245,000	268,061

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  197

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)

Sunoco Logistics Partner LP	3.45%	1-15-2023	$140,000	$143,163

Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	105,892

Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	152,557

TC Pipelines LP	4.65	6-15-2021	210,000	216,679

Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	224,091

Valero Energy Corporation	7.50	4-15-2032	710,000	984,183

Western Gas Partners LP	4.00	7-1-2022	280,000	285,273

Williams Partners LP	3.35	8-15-2022	175,000	179,409

Williams Partners LP	4.13	11-15-2020	210,000	213,514

Williams Partners LP	6.30	4-15-2040	273,000	344,267

				19,774,631

Financials: 17.73%

Banks: 6.72%

ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	32,631

Australia & New Zealand Banking Group Limited	2.55	11-23-2021	250,000	253,197

Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	306,350

Australia & New Zealand Banking Group Limited	2.63	11-9-2022	500,000	510,457

Bank of America Corporation	3.25	10-21-2027	525,000	554,084

Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	232,721

Bank of America Corporation	4.18	11-25-2027	560,000	609,372

Bank of America Corporation	4.25	10-22-2026	280,000	305,672

Bank One Corporation	7.63	10-15-2026	168,000	220,506

BB&T Corporation	2.05	5-10-2021	210,000	210,188

BB&T Corporation	2.85	10-26-2024	500,000	516,595

BB&T Corporation	3.80	10-30-2026	400,000	433,873

Citigroup Incorporated	2.75	4-25-2022	200,000	203,583

Citigroup Incorporated	4.60	3-9-2026	200,000	220,112

Citigroup Incorporated	4.65	7-30-2045	300,000	374,219

Citigroup Incorporated	4.75	5-18-2046	300,000	363,464

Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	216,110

City National Corporation	5.25	9-15-2020	140,000	144,479

Compass Bank	3.88	4-10-2025	250,000	261,493

Deutsche Bank	3.95	2-27-2023	300,000	304,141

Discover Bank	4.20	8-8-2023	310,000	332,868

Discover Bank	4.25	3-13-2026	250,000	272,702

Discover Bank	4.65	9-13-2028	250,000	282,813

Fifth Third Bancorp	3.95	3-14-2028	400,000	443,427

Fifth Third Bank	2.25	6-14-2021	200,000	200,763

Fifth Third Bank	2.88	10-1-2021	300,000	304,610

HSBC Bank USA NA	5.00	9-27-2020	350,000	360,131

HSBC Bank USA NA	5.63	8-15-2035	225,000	285,787

Huntington Bancshares Incorporated	2.30	1-14-2022	300,000	301,413

Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	18,014

JPMorgan Chase & Company	2.95	10-1-2026	325,000	337,141

JPMorgan Chase & Company	3.20	1-25-2023	200,000	207,756

JPMorgan Chase & Company	4.13	12-15-2026	500,000	550,782

JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	291,700

Key Bank NA	3.18	10-15-2027	250,000	256,821

The accompanying notes are an integral part of these financial statements.

198  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Banks (continued)

Key Bank NA	3.30%	6-1-2025	$250,000	$264,508

KeyCorp Incorporated	4.10	4-30-2028	400,000	450,744

KeyCorp Incorporated	5.10	3-24-2021	300,000	313,451

National Australia Bank	2.63	1-14-2021	500,000	504,614

People’s United Financial Incorporated	3.65	12-6-2022	105,000	108,658

PNC Bank NA	2.15	4-29-2021	250,000	250,721

PNC Bank NA	2.95	1-30-2023	300,000	308,478

PNC Bank NA	3.30	10-30-2024	500,000	529,228

PNC Bank NA	4.20	11-1-2025	250,000	276,926

Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	376,842

Santander UK Group Holdings plc (3 Month LIBOR +1.40%) ±	3.82	11-3-2028	1,000,000	1,029,832

SunTrust Banks Incorporated	3.30	5-15-2026	1,200,000	1,254,329

UnionBanCal Corporation	3.50	6-18-2022	140,000	144,776

US Bancorp	2.38	7-22-2026	190,000	193,540

US Bancorp	3.00	3-15-2022	350,000	359,021

US Bancorp	3.60	9-11-2024	350,000	374,564

US Bancorp	4.13	5-24-2021	350,000	362,281

				17,822,488

Capital Markets: 3.38%

AGL Capital Corporation	4.40	6-1-2043	140,000	159,011

Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	352,979

Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	309,298

Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	325,073

Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	432,523

CME Group Incorporated	4.15	6-15-2048	200,000	244,189

Deutsche Bank AG	3.15	1-22-2021	200,000	199,299

Goldman Sachs Group Incorporated (3 Month LIBOR +1.51%) ±	3.69	6-5-2028	700,000	744,402

Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	373,214

Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	270,288

Intercontinental Exchange Incorporated	2.75	12-1-2020	350,000	352,990

Jefferies Group Incorporated	5.13	1-20-2023	175,000	188,725

Jefferies Group Incorporated	6.45	6-8-2027	105,000	123,531

Jefferies Group Incorporated	6.88	4-15-2021	105,000	111,996

Legg Mason Incorporated	4.75	3-15-2026	190,000	209,567

Moody’s Corporation	4.50	9-1-2022	175,000	185,846

Moody’s Corporation	5.25	7-15-2044	210,000	270,745

Morgan Stanley	4.30	1-27-2045	350,000	414,271

Morgan Stanley	5.00	11-24-2025	200,000	225,661

Morgan Stanley	6.25	8-9-2026	300,000	366,603

Morgan Stanley	7.25	4-1-2032	329,000	477,218

Northern Trust Corporation	3.95	10-30-2025	175,000	192,268

PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	102,569

PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	516,721

PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	99,827

S&P Global Incorporated	4.00	6-15-2025	227,000	249,805

State Street Corporation	1.95	5-19-2021	600,000	600,007

State Street Corporation	2.65	5-19-2026	400,000	413,699

State Street Corporation	4.38	3-7-2021	300,000	311,136

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  199

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)

TD Ameritrade Holding Corporation	3.63%	4-1-2025	$140,000	$149,840

				8,973,301

Consumer Finance: 2.33%

American Express Company	2.50	8-1-2022	400,000	405,623

American Express Company	2.65	12-2-2022	402,000	409,772

American Express Company	4.20	11-6-2025	200,000	222,233

American Express Credit Corporation	2.25	5-5-2021	200,000	200,904

American Honda Finance Corporation	1.65	7-12-2021	500,000	497,637

American Honda Finance Corporation	2.90	2-16-2024	200,000	207,410

American Honda Finance Corporation	3.45	7-14-2023	200,000	210,756

Capital One Financial Corporation	3.75	7-28-2026	525,000	547,852

Capital One Financial Corporation	4.75	7-15-2021	315,000	329,316

Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	265,958

Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	211,833

Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	187,377

Discover Financial Services	3.95	11-6-2024	200,000	213,205

Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	198,218

General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	389,814

John Deere Capital Corporation	3.90	7-12-2021	210,000	217,443

Synchrony Financial	3.70	8-4-2026	200,000	205,098

Synchrony Financial	5.15	3-19-2029	900,000	1,013,555

Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	252,402

				6,186,406

Diversified Financial Services: 0.24%

Block Financial LLC	5.50	11-1-2022	140,000	149,983

National Rural Utilities Cooperative Finance Corporation	3.40	2-7-2028	300,000	325,524

National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	164,551

				640,058

Insurance: 4.49%

ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	286,682

ACE INA Holdings Incorporated	3.15	3-15-2025	200,000	211,457

ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	371,850

Alleghany Corporation	5.63	9-15-2020	70,000	72,391

Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	163,450

American International Group Incorporated	4.50	7-16-2044	300,000	342,955

American International Group Incorporated	4.88	6-1-2022	600,000	642,644

American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	211,520

American International Group Incorporated	6.40	12-15-2020	200,000	210,723

Aon Corporation	6.25	9-30-2040	70,000	96,633

Arch Capital Group Limited	5.14	11-1-2043	147,000	187,035

Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	151,702

Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	219,542

Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	250,716

Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	77,644

Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	556,557

Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	181,921

Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	345,935

The accompanying notes are an integral part of these financial statements.

200  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Insurance (continued)

Chubb Corporation	6.00%	5-11-2037	$196,000	$277,535

Chubb INA Holdings Incorporated	2.30	11-3-2020	200,000	200,798

Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	33,828

Lincoln National Corporation	4.00	9-1-2023	175,000	186,791

Lincoln National Corporation	4.85	6-24-2021	53,000	55,443

Loews Corporation	2.63	5-15-2023	105,000	106,665

Loews Corporation	4.13	5-15-2043	140,000	157,356

Marsh & McLennan Companies Incorporated	4.38	3-15-2029	1,100,000	1,263,661

Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	218,804

MetLife Incorporated	3.05	12-15-2022	190,000	196,264

MetLife Incorporated	4.13	8-13-2042	210,000	240,941

MetLife Incorporated	4.37	9-15-2023	400,000	436,502

MetLife Incorporated	4.72	12-15-2044	175,000	218,146

MetLife Incorporated	6.38	6-15-2034	196,000	278,952

MetLife Incorporated	6.40	12-15-2066	200,000	233,362

MetLife Incorporated	6.50	12-15-2032	140,000	197,948

Principal Financial Group Incorporated	3.30	9-15-2022	175,000	181,223

Principal Financial Group Incorporated	3.40	5-15-2025	140,000	147,905

Progressive Corporation	6.25	12-1-2032	252,000	350,976

Prudential Financial Incorporated	3.91	12-7-2047	155,000	172,600

Prudential Financial Incorporated	3.94	12-7-2049	200,000	222,868

Prudential Financial Incorporated	4.50	11-16-2021	175,000	184,637

Prudential Financial Incorporated	4.60	5-15-2044	350,000	431,998

Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	183,313

Prudential Financial Incorporated	5.75	7-15-2033	350,000	453,309

Prudential Financial Incorporated	6.63	12-1-2037	45,000	64,922

Reinsurance Group of America Incorporated	5.00	6-1-2021	42,000	44,022

Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	105,512

Travelers Companies Incorporated	5.35	11-1-2040	245,000	334,013

WR Berkley Corporation	5.38	9-15-2020	140,000	144,370

				11,906,021

Mortgage REITs: 0.57%

CC Holdings GS V LLC	3.85	4-15-2023	350,000	368,987

ERP Operating LP	4.00	8-1-2047	400,000	464,575

Ventas Realty LP	4.40	1-15-2029	600,000	673,846

				1,507,408

Health Care: 10.22%

Biotechnology: 1.69%

AbbVie Incorporated	2.30	5-14-2021	350,000	350,874

AbbVie Incorporated	3.20	5-14-2026	420,000	429,828

AbbVie Incorporated	4.45	5-14-2046	200,000	210,138

Amgen Incorporated	3.63	5-15-2022	200,000	207,281

Amgen Incorporated	3.63	5-22-2024	350,000	372,537

Amgen Incorporated	3.88	11-15-2021	200,000	206,828

Amgen Incorporated	5.75	3-15-2040	56,000	73,488

Amgen Incorporated	6.40	2-1-2039	175,000	243,576

Baxalta Incorporated	5.25	6-23-2045	280,000	368,494

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  201

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)

Celgene Corporation	3.25%	8-15-2022	$350,000	$361,595

Celgene Corporation	3.88	8-15-2025	175,000	189,982

Celgene Corporation	3.95	10-15-2020	140,000	142,742

Celgene Corporation	4.63	5-15-2044	240,000	293,160

Gilead Sciences Incorporated	3.65	3-1-2026	350,000	376,190

Gilead Sciences Incorporated	4.50	2-1-2045	200,000	233,324

Gilead Sciences Incorporated	4.75	3-1-2046	350,000	425,770

				4,485,807

Health Care Equipment & Supplies: 1.61%

Abbott Laboratories	4.90	11-30-2046	700,000	935,683

Abbott Laboratories	6.00	4-1-2039	105,000	147,405

Abbott Laboratories	6.15	11-30-2037	166,000	232,379

Becton Dickinson & Company	2.89	6-6-2022	500,000	508,248

Becton Dickinson & Company	3.13	11-8-2021	210,000	213,878

Becton Dickinson & Company	3.25	11-12-2020	245,000	247,742

Boston Scientific Corporation	3.85	5-15-2025	200,000	216,142

Boston Scientific Corporation	4.70	3-1-2049	600,000	744,221

Medtronic Incorporated	3.15	3-15-2022	350,000	361,897

Medtronic Incorporated	3.50	3-15-2025	200,000	215,892

Stryker Corporation	4.63	3-15-2046	350,000	442,260

				4,265,747

Health Care Providers & Services: 2.99%

Aetna Incorporated	4.13	11-15-2042	175,000	181,124

Aetna Incorporated	4.50	5-15-2042	200,000	216,425

AmerisourceBergen Corporation	3.50	11-15-2021	210,000	215,060

AmerisourceBergen Corporation	4.25	3-1-2045	175,000	183,258

Anthem Incorporated	4.38	12-1-2047	200,000	224,380

Cardinal Health Incorporated	2.62	6-15-2022	400,000	402,762

Catholic Health Initiatives	4.35	11-1-2042	175,000	190,731

CIGNA Corporation	4.50	3-15-2021	70,000	72,007

Cigna Corporation Company	4.90	12-15-2048	200,000	236,678

Cigna Holding Company	4.00	2-15-2022	175,000	182,065

CVS Caremark Corporation	2.75	12-1-2022	350,000	355,298

CVS Caremark Corporation	5.30	12-5-2043	210,000	247,974

CVS Health Corporation	2.13	6-1-2021	260,000	260,278

Express Scripts Holding Company	3.00	7-15-2023	300,000	306,860

Express Scripts Holding Company	4.80	7-15-2046	210,000	240,187

Express Scripts Holding Company	6.13	11-15-2041	175,000	225,974

HCA Incorporated	5.50	6-15-2047	500,000	574,525

Humana Incorporated	3.15	12-1-2022	210,000	215,496

Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	231,573

Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,524

Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	111,412

McKesson Corporation	2.85	3-15-2023	140,000	142,398

Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	116,125

Unitedhealth Group Incorporated	4.20	1-15-2047	200,000	234,383

UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	202,562

UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	352,041

The accompanying notes are an integral part of these financial statements.

202  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)

UnitedHealth Group Incorporated	4.25%	6-15-2048	$300,000	$351,598

UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	240,960

UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	154,844

WellPoint Incorporated	3.13	5-15-2022	350,000	358,521

WellPoint Incorporated	3.30	1-15-2023	200,000	206,571

WellPoint Incorporated	4.65	1-15-2043	315,000	355,051

WellPoint Incorporated	4.65	8-15-2044	50,000	57,505

WellPoint Incorporated	5.85	1-15-2036	200,000	255,240

				7,942,390

Life Sciences Tools & Services: 0.49%

Agilent Technologies Incorporated	3.88	7-15-2023	105,000	110,795

Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	205,739

Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	216,422

Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	287,496

Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	301,284

Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	182,740

				1,304,476

Pharmaceuticals: 3.44%

Allergan Incorporated	3.38	9-15-2020	350,000	353,545

Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	114,943

Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	177,188

Bristol-Myers Squibb Company 144A	4.25	10-26-2049	400,000	481,141

Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	242,048

Eli Lilly & Company	2.75	6-1-2025	70,000	72,780

Eli Lilly & Company	5.50	3-15-2027	280,000	342,672

Eli Lilly & Company	3.95	3-15-2049	600,000	702,254

GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	144,424

GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	700,000	715,823

GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	277,046

Johnson & Johnson	3.38	12-5-2023	300,000	319,573

Johnson & Johnson	3.70	3-1-2046	175,000	201,658

Johnson & Johnson	4.38	12-5-2033	200,000	242,753

Johnson & Johnson	4.85	5-15-2041	140,000	184,724

Johnson & Johnson	4.95	5-15-2033	126,000	162,369

Merck & Company Incorporated	2.35	2-10-2022	250,000	253,729

Merck & Company Incorporated	2.75	2-10-2025	270,000	281,125

Merck & Company Incorporated	3.70	2-10-2045	200,000	228,984

Merck & Company Incorporated	3.88	1-15-2021	245,000	250,558

Mylan Incorporated	4.20	11-29-2023	200,000	210,334

Novartis Capital Corporation	2.40	9-21-2022	350,000	356,191

Novartis Capital Corporation	3.40	5-6-2024	700,000	748,528

Novartis Capital Corporation	3.70	9-21-2042	175,000	197,631

Pfizer Incorporated	3.00	12-15-2026	400,000	423,222

Pfizer Incorporated	4.13	12-15-2046	420,000	502,900

Pfizer Incorporated	4.30	6-15-2043	210,000	251,769

Schering-Plough Corporation	6.50	12-1-2033	175,000	258,529

Zoetis Incorporated	4.70	2-1-2043	350,000	425,984

				9,124,425

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  203

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Industrials: 9.32%

Aerospace & Defense: 2.94%

Boeing Corporation	3.75%	2-1-2050	$700,000	$779,443

General Dynamics Corporation	2.25	11-15-2022	350,000	354,119

General Dynamics Corporation	3.75	5-15-2028	600,000	676,564

General Dynamics Corporation	3.88	7-15-2021	140,000	144,563

L3Harris Technologies Incorporated 144A	4.95	2-15-2021	350,000	360,820

Lockheed Martin Corporation	2.50	11-23-2020	260,000	261,388

Lockheed Martin Corporation	3.35	9-15-2021	175,000	179,603

Lockheed Martin Corporation	4.07	12-15-2042	229,000	269,074

Lockheed Martin Corporation	4.70	5-15-2046	350,000	455,033

Lockheed Martin Corporation	6.15	9-1-2036	122,000	172,195

Northrop Grumman Corporation	3.50	3-15-2021	210,000	214,514

Northrop Grumman Corporation	4.03	10-15-2047	400,000	463,116

Northrop Grumman Corporation	5.05	11-15-2040	70,000	87,208

Northrop Grumman Corporation	7.75	2-15-2031	210,000	310,425

Precision Castparts Corporation	2.50	1-15-2023	175,000	178,498

Precision Castparts Corporation	3.90	1-15-2043	140,000	159,455

Raytheon Company	2.50	12-15-2022	245,000	248,170

Raytheon Company	7.20	8-15-2027	84,000	113,100

Rockwell Collins Incorporated	3.70	12-15-2023	245,000	259,147

Rockwell Collins Incorporated	4.80	12-15-2043	175,000	213,428

Textron Incorporated	4.30	3-1-2024	140,000	150,905

The Boeing Company	2.60	10-30-2025	300,000	307,199

The Boeing Company	2.80	3-1-2023	200,000	205,042

The Boeing Company	3.20	3-1-2029	200,000	213,082

The Boeing Company	5.88	2-15-2040	21,000	29,376

United Technologies Corporation	3.10	6-1-2022	200,000	206,441

United Technologies Corporation	3.75	11-1-2046	200,000	222,046

United Technologies Corporation	7.50	9-15-2029	400,000	565,780

				7,799,734

Air Freight & Logistics: 0.86%

FedEx Corporation	3.88	8-1-2042	140,000	138,777

FedEx Corporation	4.00	1-15-2024	203,000	218,547

FedEx Corporation	4.55	4-1-2046	350,000	381,536

FedEx Corporation	4.90	1-15-2034	175,000	207,580

FedEx Corporation	5.10	1-15-2044	210,000	245,235

United Parcel Service Incorporated	2.35	5-16-2022	300,000	303,212

United Parcel Service Incorporated	2.45	10-1-2022	280,000	284,821

United Parcel Service Incorporated	3.13	1-15-2021	200,000	203,197

United Parcel Service Incorporated	6.20	1-15-2038	206,000	288,437

				2,271,342

Airlines: 0.19%

American Airlines Incorporated	3.20	12-15-2029	54,374	56,495

American Airlines Incorporated	3.38	11-1-2028	25,689	26,760

American Airlines Incorporated	4.95	7-15-2024	107,764	113,465

Delta Air Lines Incorporated	6.82	2-10-2024	32,963	36,342

United Airlines Incorporated	4.30	2-15-2027	173,109	188,174

US Airways Group Incorporated	3.95	5-15-2027	72,166	76,576

				497,812

The accompanying notes are an integral part of these financial statements.

204  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Building Products: 0.08%

Masco Corporation	4.38%	4-1-2026	$190,000	$205,048

Commercial Services & Supplies: 0.49%

Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,063

Republic Services Incorporated	2.90	7-1-2026	260,000	270,384

Republic Services Incorporated	5.25	11-15-2021	35,000	37,292

Waste Management Incorporated	4.10	3-1-2045	650,000	766,254

Waste Management Incorporated	4.60	3-1-2021	140,000	144,353

				1,290,346

Electrical Equipment: 0.05%

Emerson Electric Company	4.25	11-15-2020	140,000	143,705

Industrial Conglomerates: 1.36%

3M Company	4.00	9-14-2048	800,000	915,435

3M Company	5.70	3-15-2037	227,000	304,108

General Electric Capital Corporation	3.10	1-9-2023	300,000	300,916

General Electric Capital Corporation	4.38	9-16-2020	200,000	203,451

General Electric Capital Corporation	4.50	3-11-2044	200,000	202,191

General Electric Capital Corporation	5.88	1-14-2038	200,000	231,000

General Electric Company	4.13	10-9-2042	400,000	383,469

General Electric Company	4.63	1-7-2021	300,000	306,783

Honeywell International Incorporated	3.35	12-1-2023	140,000	148,259

Honeywell International Incorporated	3.81	11-21-2047	500,000	589,455

Honeywell International Incorporated	4.25	3-1-2021	35,000	36,209

				3,621,276

Machinery: 0.77%

Caterpillar Incorporated	3.80	8-15-2042	105,000	121,344

Caterpillar Incorporated	4.75	5-15-2064	300,000	391,295

Deere & Company	2.60	6-8-2022	350,000	356,573

Deere & Company	5.38	10-16-2029	210,000	265,512

Dover Corporation	5.38	10-15-2035	140,000	175,452

Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	86,043

Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	255,358

Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,031

Parker Hannifin Corporation	6.25	5-15-2038	42,000	57,670

Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	251,195

				2,033,473

Professional Services: 0.07%

Verisk Analytics Incorporated	4.13	9-12-2022	175,000	184,223

Road & Rail: 1.85%

Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	217,246

Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	223,088

Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	256,065

Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	176,710

Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	273,051

CSX Corporation	3.40	8-1-2024	278,000	295,091

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  205

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)

CSX Corporation	3.70%	10-30-2020	$175,000	$177,717

CSX Corporation	4.50	8-1-2054	350,000	416,425

CSX Corporation	4.75	5-30-2042	161,000	193,518

CSX Corporation	6.22	4-30-2040	140,000	191,645

Kansas City Southern	3.00	5-15-2023	51,000	52,184

Kansas City Southern	4.30	5-15-2043	140,000	156,555

Norfolk Southern Corporation	2.90	6-15-2026	250,000	258,827

Norfolk Southern Corporation	2.90	2-15-2023	400,000	411,197

Norfolk Southern Corporation	3.15	6-1-2027	300,000	319,119

Norfolk Southern Corporation	3.85	1-15-2024	140,000	149,654

Union Pacific Corporation	2.75	4-15-2023	200,000	205,072

Union Pacific Corporation	3.25	1-15-2025	175,000	183,406

Union Pacific Corporation	3.75	3-15-2024	140,000	149,035

Union Pacific Corporation	3.80	10-1-2051	200,000	217,866

Union Pacific Corporation	4.15	1-15-2045	175,000	194,917

Union Pacific Corporation	4.30	6-15-2042	175,000	201,032

				4,919,420

Trading Companies & Distributors: 0.66%

Air Lease Corporation	3.25	3-1-2025	200,000	204,725

Air Lease Corporation	3.63	12-1-2027	900,000	937,853

GATX Corporation	4.85	6-1-2021	70,000	73,115

International Lease Finance Corporation	8.25	12-15-2020	200,000	214,619

W.W. Grainger Incorporated	4.60	6-15-2045	280,000	335,011

				1,765,323

Information Technology: 6.97%

Communications Equipment: 0.38%

Cisco Systems Incorporated	2.20	9-20-2023	300,000	304,548

Cisco Systems Incorporated	2.95	2-28-2026	340,000	361,591

Cisco Systems Incorporated	3.00	6-15-2022	340,000	351,509

				1,017,648

Electronic Equipment, Instruments & Components: 0.21%

Amphenol Corporation	4.00	2-1-2022	210,000	217,911

Corning Incorporated	5.75	8-15-2040	105,000	133,308

Keysight Technologies Incorporated	4.55	10-30-2024	175,000	190,358

				541,577

IT Services: 2.02%

Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	414,603

Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	51,095

Fidelity National Information Services Incorporated	3.75	5-21-2029	700,000	767,697

Fiserv Incorporated	3.50	7-1-2029	1,000,000	1,062,093

Fiserv Incorporated	3.85	6-1-2025	210,000	226,270

IBM Corporation	1.88	8-1-2022	280,000	279,334

IBM Corporation	3.38	8-1-2023	210,000	220,464

IBM Corporation	5.88	11-29-2032	175,000	236,705

IBM Corporation	7.00	10-30-2025	210,000	266,094

The accompanying notes are an integral part of these financial statements.

206  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

IT Services (continued)

Mastercard Incorporated	3.50%	2-26-2028	$400,000	$441,116

Total System Services Incorporated	3.75	6-1-2023	105,000	109,823

Visa Incorporated	2.75	9-15-2027	300,000	317,405

Visa Incorporated	2.80	12-14-2022	800,000	825,155

Western Union Company	6.20	11-17-2036	122,000	133,365

				5,351,219

Semiconductors & Semiconductor Equipment: 1.75%

Analog Devices Incorporated	2.88	6-1-2023	105,000	107,343

Applied Materials Incorporated	4.30	6-15-2021	210,000	218,662

Applied Materials Incorporated	5.85	6-15-2041	140,000	194,383

Broadcom Corporation	3.50	1-15-2028	900,000	872,470

Broadcom Corporation	3.88	1-15-2027	300,000	300,205

Intel Corporation	2.60	5-19-2026	220,000	227,446

Intel Corporation	4.10	5-19-2046	300,000	356,993

Intel Corporation	4.25	12-15-2042	175,000	211,625

Intel Corporation	4.90	7-29-2045	230,000	302,222

Micron Technology Incorporated	5.33	2-6-2029	500,000	553,480

Qualcomm Incorporated	3.25	5-20-2027	200,000	209,806

Qualcomm Incorporated	3.45	5-20-2025	700,000	743,933

Texas Instruments Incorporated	2.25	5-1-2023	175,000	176,953

Xilinx Incorporated	3.00	3-15-2021	175,000	177,245

				4,652,766

Software: 1.09%

Autodesk Incorporated	3.60	12-15-2022	175,000	181,212

Microsoft Corporation	3.00	10-1-2020	280,000	283,822

Microsoft Corporation	3.75	5-1-2043	33,000	38,491

Microsoft Corporation	4.50	2-6-2057	750,000	1,005,900

Microsoft Corporation	5.20	6-1-2039	77,000	106,810

Oracle Corporation	3.40	7-8-2024	200,000	211,980

Oracle Corporation	4.00	7-15-2046	350,000	399,343

Oracle Corporation	4.30	7-8-2034	175,000	206,606

Oracle Corporation	4.38	5-15-2055	200,000	241,161

Salesforce.com Incorporated	3.70	4-11-2028	200,000	223,262

				2,898,587

Technology Hardware, Storage & Peripherals: 1.52%

Apple Incorporated	3.35	2-9-2027	200,000	216,143

Apple Incorporated	3.75	11-13-2047	400,000	454,689

Apple Incorporated	4.38	5-13-2045	350,000	430,035

Apple Incorporated	4.65	2-23-2046	200,000	255,788

Dell International LLC 144A	8.10	7-15-2036	400,000	507,219

Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	412,718

Hewlett-Packard Enterprise Company	3.75	12-1-2020	29,000	29,536

Hewlett-Packard Enterprise Company	4.90	10-15-2025	900,000	997,840

Hewlett-Packard Enterprise Company	6.00	9-15-2041	332,000	372,137

Seagate HDD	4.75	1-1-2025	350,000	364,348

				4,040,453

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  207

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Materials: 2.56%

Chemicals: 1.42%

Air Products & Chemicals Incorporated	3.00%	11-3-2021	$175,000	$179,500

Dow Chemical Company	3.50	10-1-2024	200,000	209,705

Dow Chemical Company	4.13	11-15-2021	350,000	363,174

Dow Chemical Company	4.25	10-1-2034	175,000	191,480

Dow Chemical Company	5.25	11-15-2041	175,000	202,044

DowDuPont Incorporated	4.73	11-15-2028	900,000	1,040,769

Eastman Chemical Company	4.80	9-1-2042	140,000	154,881

Ecolab Incorporated	4.35	12-8-2021	286,000	300,698

Mosaic Company	3.75	11-15-2021	80,000	82,041

Mosaic Company	5.63	11-15-2043	175,000	194,504

Praxair Incorporated	2.45	2-15-2022	140,000	141,829

Praxair Incorporated	2.70	2-21-2023	105,000	107,326

Praxair Incorporated	4.05	3-15-2021	140,000	144,365

The Sherwin-Williams Company	4.50	6-1-2047	400,000	455,317

				3,767,633

Containers & Packaging: 0.54%

International Paper Company	3.00	2-15-2027	200,000	204,576

International Paper Company	3.65	6-15-2024	350,000	371,365

International Paper Company	7.30	11-15-2039	175,000	244,612

International Paper Company	7.50	8-15-2021	214,000	235,246

MeadWestvaco Corporation	7.95	2-15-2031	35,000	49,133

Packaging Corporation of America	3.65	9-15-2024	175,000	183,860

Packaging Corporation of America	3.90	6-15-2022	140,000	145,264

				1,434,056

Metals & Mining: 0.53%

Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	271,852

Newmont Goldcorp Corporation	3.70	3-15-2023	210,000	218,655

Nucor Corporation	4.00	8-1-2023	132,000	140,820

Nucor Corporation	5.20	8-1-2043	140,000	178,771

Nucor Corporation	6.40	12-1-2037	140,000	198,104

Southern Copper Corporation	6.75	4-16-2040	308,000	403,295

				1,411,497

Paper & Forest Products: 0.07%

Georgia-Pacific LLC	8.00	1-15-2024	140,000	173,791

Real Estate: 4.11%

Equity REITs: 4.11%

Alexandria Real Estate E Company	4.70	7-1-2030	400,000	470,503

American Campus Communities Incorporated	3.75	4-15-2023	70,000	73,371

American Tower Corporation	3.50	1-31-2023	295,000	307,038

American Tower Corporation	4.00	6-1-2025	350,000	376,634

American Tower Corporation	5.00	2-15-2024	245,000	272,196

AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	149,264

AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	141,815

AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	190,224

The accompanying notes are an integral part of these financial statements.

208  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)

Boston Properties LP	2.75%	10-1-2026	$500,000	$508,069

Boston Properties LP	3.13	9-1-2023	105,000	108,950

Boston Properties LP	3.80	2-1-2024	300,000	319,032

Boston Properties LP	3.85	2-1-2023	200,000	211,116

Boston Properties LP	4.13	5-15-2021	210,000	216,442

Corporate Office Properties LP	3.60	5-15-2023	70,000	71,592

Crown Castle International Corporation	3.70	6-15-2026	350,000	372,035

Crown Castle International Corporation	4.88	4-15-2022	50,000	53,303

Crown Castle International Corporation	5.25	1-15-2023	350,000	382,931

Digital Realty Trust LP	3.63	10-1-2022	140,000	145,484

Digital Realty Trust LP	3.95	7-1-2022	140,000	146,624

Equity One Incorporated	3.75	11-15-2022	175,000	182,391

Essex Portfolio LP	3.25	5-1-2023	70,000	72,295

Federal Realty Investment Trust	4.50	12-1-2044	175,000	212,621

HCP Incorporated	3.15	8-1-2022	70,000	71,958

HCP Incorporated	6.75	2-1-2041	95,000	137,563

Health Care REIT Incorporated	4.00	6-1-2025	210,000	225,558

Health Care REIT Incorporated	4.50	1-15-2024	140,000	151,545

Hospitality Properties Trust	4.65	3-15-2024	350,000	365,602

Host Hotels & Resorts Company	3.75	10-15-2023	70,000	73,027

Host Hotels & Resorts Company	4.75	3-1-2023	175,000	187,445

Kilroy Realty Corporation	3.80	1-15-2023	175,000	183,677

Kimco Realty Corporation	2.80	10-1-2026	350,000	354,102

Liberty Property LP	4.40	2-15-2024	109,000	118,177

Liberty Property LP	4.75	10-1-2020	175,000	178,749

Mid-America Apartments LP	4.30	10-15-2023	35,000	37,647

National Retail Properties Incorporated	3.30	4-15-2023	70,000	72,241

National Retail Properties Incorporated	3.80	10-15-2022	70,000	72,953

Plum Creek Timberlands LP	3.25	3-15-2023	192,000	196,906

Realty Income Corporation	4.65	8-1-2023	210,000	229,265

Simon Property Group LP	3.30	1-15-2026	410,000	433,378

Simon Property Group LP	3.75	2-1-2024	175,000	187,391

Simon Property Group LP	4.13	12-1-2021	210,000	218,651

Simon Property Group LP	4.38	3-1-2021	350,000	360,189

Simon Property Group LP	4.75	3-15-2042	175,000	219,954

UDR Incorporated	3.70	10-1-2020	175,000	177,302

UDR Incorporated	4.63	1-10-2022	70,000	73,435

Ventas Realty LP	3.50	2-1-2025	400,000	420,925

VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	82,270

VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	105,839

VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	133,199

Welltower Incorporated	4.95	9-1-2048	400,000	495,053

Welltower Incorporated	5.25	1-15-2022	70,000	74,898

Weyerhaeuser Company	7.38	3-15-2032	200,000	284,734

				10,907,563

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  209

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Utilities: 7.19%

Electric Utilities: 5.41%

Alabama Power Company	3.55%	12-1-2023	$175,000	$185,495

Alabama Power Company	3.85	12-1-2042	140,000	157,575

Alabama Power Company	4.15	8-15-2044	105,000	122,826

American Electric Power Company Incorporated	2.95	12-15-2022	300,000	306,427

Appalachian Power Company	3.40	6-1-2025	175,000	183,535

Appalachian Power Company	4.45	6-1-2045	175,000	210,573

Appalachian Power Company	7.00	4-1-2038	70,000	102,774

Arizona Public Service Company	3.15	5-15-2025	105,000	109,726

Arizona Public Service Company	4.50	4-1-2042	70,000	84,264

Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	53,300

Carolina Power & Light Company	2.80	5-15-2022	175,000	178,776

CenterPoint Energy Houston	3.55	8-1-2042	175,000	190,486

CenterPoint Energy Houston	4.50	4-1-2044	175,000	218,237

Commonwealth Edison Company	3.80	10-1-2042	70,000	78,116

Commonwealth Edison Company	5.90	3-15-2036	175,000	239,873

Connecticut Light & Power Company	4.15	6-1-2045	87,000	102,750

Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	248,105

Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	372,976

Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	290,288

Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	72,005

DTE Electric Company	3.65	3-15-2024	105,000	111,651

Duke Energy Corporation	3.05	8-15-2022	70,000	71,685

Duke Energy Corporation	3.95	10-15-2023	140,000	149,237

Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	78,372

Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	135,406

Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	68,003

Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	121,942

Emera US Finance LP	3.55	6-15-2026	200,000	211,080

Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	187,083

Entergy Corporation	5.13	9-15-2020	175,000	178,662

Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	97,651

Exelon Corporation	4.95	6-15-2035	140,000	165,245

Exelon Generation Company LLC	4.25	6-15-2022	157,000	165,036

FirstEnergy Corporation	4.25	3-15-2023	168,000	178,530

Florida Power & Light Company	4.05	6-1-2042	175,000	206,103

Florida Power & Light Company	5.95	2-1-2038	224,000	321,166

Florida Power & Light Company	5.96	4-1-2039	175,000	251,988

Florida Power Corporation	5.65	4-1-2040	87,000	119,718

Georgia Power Company	4.30	3-15-2042	175,000	198,836

Interstate Power & Light Company	6.25	7-15-2039	21,000	28,843

Kansas City Power & Light Company	3.15	3-15-2023	140,000	144,533

LG&E & KU Energy LLC	3.75	11-15-2020	70,000	71,053

MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	293,524

MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	198,002

MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	148,750

Northeast Utilities	2.80	5-1-2023	122,000	124,260

Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	175,704

Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	107,023

The accompanying notes are an integral part of these financial statements.

210  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)

Northern States Power Company of Minnesota	3.40%	8-15-2042	$175,000	$189,974

Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	37,935

NSTAR Electric Company	2.38	10-15-2022	140,000	141,578

NSTAR Electric Company	5.50	3-15-2040	70,000	95,522

Oglethorpe Power Corporation	5.95	11-1-2039	105,000	140,500

Ohio Edison Company	6.88	7-15-2036	175,000	249,872

Ohio Power Company	5.38	10-1-2021	45,000	47,983

Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	174,063

Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	178,144

PacifiCorp	3.60	4-1-2024	175,000	186,431

PacifiCorp	4.10	2-1-2042	70,000	81,333

PacifiCorp	5.75	4-1-2037	175,000	235,280

Potomac Electric Power Company	3.60	3-15-2024	175,000	185,968

Potomac Electric Power Company	6.50	11-15-2037	140,000	204,793

PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	146,936

PPL Electric Utilities	4.75	7-15-2043	105,000	132,410

PPL Electric Utilities	6.25	5-15-2039	31,000	45,190

PSEG Power LLC	8.63	4-15-2031	75,000	106,263

Public Service Company of Colorado	2.25	9-15-2022	70,000	70,611

Public Service Company of Colorado	3.20	11-15-2020	210,000	211,636

Public Service Electric & Gas Company	2.38	5-15-2023	140,000	142,148

Public Service Electric & Gas Company	3.65	9-1-2042	175,000	193,475

Public Service Electric & Gas Company	3.80	1-1-2043	140,000	157,884

Public Service Electric & Gas Company	3.95	5-1-2042	70,000	79,712

Public Service Electric & Gas Company	5.80	5-1-2037	70,000	95,421

South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	136,025

Southern California Edison Company	3.88	6-1-2021	449,000	459,468

Southern California Edison Company	3.90	3-15-2043	105,000	111,611

Southern California Edison Company	5.35	7-15-2035	126,000	152,790

Southern California Edison Company	5.50	3-15-2040	140,000	178,068

Southern California Edison Company	6.00	1-15-2034	70,000	87,864

Southern Company	2.95	7-1-2023	200,000	205,882

Southwestern Electric Power Company	6.20	3-15-2040	35,000	48,798

TXU Electric Delivery Company	7.25	1-15-2033	52,000	78,539

Union Electric Company	3.90	9-15-2042	175,000	199,624

Union Electric Company	8.45	3-15-2039	56,000	94,104

Virginia Electric & Power Company	3.10	5-15-2025	70,000	73,344

Virginia Electric & Power Company	3.45	2-15-2024	105,000	110,310

Virginia Electric & Power Company	4.20	5-15-2045	105,000	123,461

Virginia Electric & Power Company	4.45	2-15-2044	105,000	127,144

Virginia Electric & Power Company	6.00	1-15-2036	70,000	94,758

Westar Energy Incorporated	4.10	4-1-2043	210,000	242,588

Wisconsin Electric Power Company	5.63	5-15-2033	70,000	92,351

Wisconsin Electric Power Company	5.70	12-1-2036	105,000	141,057

Wisconsin Power & Light Company	6.38	8-15-2037	175,000	254,620

				14,360,661

Gas Utilities: 0.37%

Atmos Energy Corporation	4.13	10-15-2044	245,000	286,100

Atmos Energy Corporation	5.50	6-15-2041	42,000	56,354

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  211

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)

CenterPoint Energy Resources Corporation	4.50%	1-15-2021	$45,000	$46,170

CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	103,672

National Fuel Gas Company	3.75	3-1-2023	218,000	225,296

One Gas Incorporated	3.61	2-1-2024	70,000	74,058

One Gas Incorporated	4.66	2-1-2044	35,000	43,743

Piedmont Natural Gas Company	4.65	8-1-2043	35,000	42,915

Southern California Gas Company	5.13	11-15-2040	70,000	90,481

				968,789

Multi-Utilities: 1.33%

Black Hills Corporation	4.25	11-30-2023	210,000	224,816

CMS Energy Corporation	5.05	3-15-2022	245,000	260,598

Consumers Energy Company	3.95	5-15-2043	140,000	162,855

Dominion Resources Incorporated	2.75	9-15-2022	210,000	212,563

Dominion Resources Incorporated	4.90	8-1-2041	42,000	50,379

Dominion Resources Incorporated	5.95	6-15-2035	157,000	202,410

DTE Energy Company	3.30	6-15-2022	70,000	71,982

DTE Energy Company	3.85	12-1-2023	170,000	180,349

Entergy Louisiana LLC	4.20	4-1-2050	500,000	609,404

NiSource Finance Corporation	5.65	2-1-2045	140,000	185,517

Puget Energy Incorporated	3.65	5-15-2025	140,000	144,656

Puget Energy Incorporated	6.00	9-1-2021	175,000	186,773

Sempra Energy	2.88	10-1-2022	140,000	142,239

Sempra Energy	3.25	6-15-2027	300,000	310,772

Sempra Energy	4.00	2-1-2048	400,000	434,418

WEC Energy Group Incorporated	3.55	6-15-2025	140,000	150,139

				3,529,870

Water Utilities: 0.08%

American Water Capital Corporation	3.40	3-1-2025	210,000	221,343

Total Corporate Bonds and Notes (Cost $198,996,640)				217,173,362

Yankee Corporate Bonds and Notes: 16.79%

Communication Services: 1.43%

Diversified Telecommunication Services: 0.40%

British Telecommunications plc	9.63	12-15-2030	200,000	306,268

Telefonica Emisiones SA	4.90	3-6-2048	300,000	335,367

Telefonica Europe BV	8.25	9-15-2030	294,000	428,136

				1,069,771

Wireless Telecommunication Services: 1.03%

America Movil SAB de CV	4.38	4-22-2049	500,000	591,425

America Movil SAB de CV	6.38	3-1-2035	395,000	545,436

Rogers Communications Incorporated	4.35	5-1-2049	300,000	351,704

Rogers Communications Incorporated	4.50	3-15-2043	140,000	164,000

Vodafone Group plc	2.95	2-19-2023	190,000	195,049

Vodafone Group plc	4.38	2-19-2043	350,000	373,829

Vodafone Group plc	6.25	11-30-2032	210,000	271,742

Vodafone Group plc	7.88	2-15-2030	175,000	243,961

				2,737,146

The accompanying notes are an integral part of these financial statements.

212  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Consumer Discretionary: 0.41%

Auto Components: 0.07%

Magna International Incorporated	4.15%	10-1-2025	$175,000	$190,180

Internet & Direct Marketing Retail: 0.34%

Alibaba Group Holding Limited	3.13	11-28-2021	250,000	254,408

Alibaba Group Holding Limited	3.40	12-6-2027	400,000	420,103

Alibaba Group Holding Limited	3.60	11-28-2024	200,000	211,700

				886,211

Consumer Staples: 0.15%

Beverages: 0.15%

Diageo Capital plc	2.63	4-29-2023	210,000	214,871

Diageo Capital plc	5.88	9-30-2036	122,000	169,447

				384,318

Energy: 1.57%

Oil, Gas & Consumable Fuels: 1.57%

BP Capital Markets plc	3.81	2-10-2024	350,000	374,715

Canadian Natural Resources Limited	3.85	6-1-2027	200,000	211,845

Canadian Natural Resources Limited	3.90	2-1-2025	210,000	221,343

Canadian Natural Resources Limited	4.95	6-1-2047	200,000	239,105

Canadian Natural Resources Limited	6.75	2-1-2039	110,000	149,449

Cenovus Energy Incorporated	3.00	8-15-2022	145,000	146,400

Cenovus Energy Incorporated	6.75	11-15-2039	240,000	296,714

Encana Corporation	6.50	8-15-2034	200,000	244,329

Husky Energy Incorporated	6.80	9-15-2037	70,000	91,137

Petro-Canada	5.95	5-15-2035	140,000	182,337

Suncor Energy Incorporated	5.95	12-1-2034	52,000	68,535

Total Capital Canada Limited	2.75	7-15-2023	245,000	252,658

Total Capital International SA	2.70	1-25-2023	385,000	394,301

Total Capital International SA	2.88	2-17-2022	175,000	179,182

Total Capital International SA	3.75	4-10-2024	350,000	376,735

Total Capital SA	4.13	1-28-2021	70,000	72,141

TransCanada PipeLines Limited	3.75	10-16-2023	175,000	184,410

TransCanada PipeLines Limited	3.80	10-1-2020	210,000	213,387

TransCanada PipeLines Limited	6.10	6-1-2040	210,000	278,527

				4,177,250

Financials: 10.29%

Banks: 8.64%

Banco Santander SA	4.38	4-12-2028	800,000	879,911

Bancolombia SA	5.95	6-3-2021	200,000	211,122

Bank of Montreal	1.90	8-27-2021	470,000	470,212

Bank of Montreal	2.35	9-11-2022	200,000	202,814

Bank of Montreal (5 Year USD Swap +1.43%) ±	3.80	12-15-2032	600,000	628,500

Bank of Nova Scotia	2.45	9-19-2022	300,000	305,222

Bank of Nova Scotia	4.38	1-13-2021	350,000	361,547

Bank of Nova Scotia	4.50	12-16-2025	500,000	548,840

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  213

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Banks (continued)

Bank of Nova Scotia (3 Month LIBOR +2.65%) ±	4.65%	12-31-2099	$200,000	$196,924

Barclays plc	3.25	1-12-2021	500,000	504,075

Barclays plc	4.38	1-12-2026	200,000	211,074

Barclays plc	5.25	8-17-2045	400,000	447,930

BNP Paribas	4.25	10-15-2024	400,000	425,510

BPCE SA	2.75	12-2-2021	330,000	334,478

Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	816,646

Credit Suisse Group Funding Limited	3.45	4-16-2021	550,000	559,764

Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	831,040

HSBC Holdings plc	4.00	3-30-2022	200,000	209,838

HSBC Holdings plc	4.88	1-14-2022	175,000	185,581

ING Banking Group plc	4.55	10-2-2028	900,000	1,032,864

Lloyds Banking Group plc (3 Month LIBOR +1.21%) ±	3.57	11-7-2028	800,000	818,776

Lloyds Banking Group plc	4.58	12-10-2025	250,000	262,403

Lloyds Banking Group plc	5.30	12-1-2045	300,000	344,235

Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	600,000	600,296

Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	700,000	713,305

Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	216,762

Mizuho Financial Group	2.95	2-28-2022	750,000	763,671

Mizuho Financial Group	3.17	9-11-2027	600,000	630,876

National Australia Bank Limited	2.50	7-12-2026	800,000	817,700

Rabobank Nederland NV	3.88	2-8-2022	250,000	261,097

Rabobank Nederland NV	4.50	1-11-2021	350,000	361,650

Royal Bank of Canada	2.50	1-19-2021	350,000	352,916

Royal Bank of Canada	4.65	1-27-2026	700,000	780,788

Royal Bank of Scotland Group plc	3.88	9-12-2023	300,000	309,022

Royal Bank of Scotland Group plc	4.80	4-5-2026	400,000	436,739

Royal Bank of Scotland Group plc (3 Month LIBOR +1.91%) ±	5.08	1-27-2030	600,000	672,436

Santander UK plc	4.00	3-13-2024	200,000	212,850

Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	266,950

Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	678,769

Sumitomo Mitsui Financial Group	3.78	3-9-2026	500,000	540,683

Svenska Handelsbanken AB	3.35	5-24-2021	850,000	868,983

Toronto Dominion Bank	1.80	7-13-2021	200,000	199,530

Toronto Dominion Bank	2.50	12-14-2020	300,000	301,978

Toronto Dominion Bank	3.50	7-19-2023	300,000	317,988

Toronto Dominion Bank (5 Year USD Swap +2.21%) ±	3.63	9-15-2031	525,000	547,774

Westpac Banking Corporation	2.10	5-13-2021	350,000	350,884

Westpac Banking Corporation	2.50	6-28-2022	200,000	203,316

Westpac Banking Corporation	2.85	5-13-2026	700,000	729,655

				22,925,924

Capital Markets: 0.20%

Deutsche Bank AG	3.13	1-13-2021	350,000	349,144

Invesco Finance plc	4.00	1-30-2024	175,000	186,747

				535,891

Diversified Financial Services: 1.26%

Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	179,418

BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	214,840

The accompanying notes are an integral part of these financial statements.

214  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)

Brookfield Finance Incorporated	4.25%	6-2-2026	$200,000	$215,858

ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	288,216

GE Capital International Funding Company	3.37	11-15-2025	550,000	557,908

Medtronic Global Holdings Company	3.35	4-1-2027	300,000	325,923

Shell International Finance BV	2.25	1-6-2023	175,000	177,425

Shell International Finance BV	2.38	8-21-2022	175,000	177,881

Shell International Finance BV	2.88	5-10-2026	230,000	240,997

Shell International Finance BV	3.25	5-11-2025	350,000	372,090

Shell International Finance BV	3.40	8-12-2023	175,000	185,104

Shell International Finance BV	3.63	8-21-2042	175,000	192,145

WPP Finance Limited 2010	3.75	9-19-2024	200,000	209,083

				3,336,888

Insurance: 0.19%

Aon plc	3.88	12-15-2025	200,000	216,900

Aon plc	4.00	11-27-2023	105,000	112,259

XLIT Limited	5.25	12-15-2043	140,000	185,882

				515,041

Health Care: 1.30%

Health Care Equipment & Supplies: 0.10%

Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	265,045

Pharmaceuticals: 1.20%

Actavis Funding SCS	3.85	6-15-2024	350,000	369,610

Actavis Funding SCS	4.85	6-15-2044	350,000	383,918

AstraZeneca plc	2.38	11-16-2020	350,000	350,922

AstraZeneca plc	3.38	11-16-2025	500,000	530,232

AstraZeneca plc	4.38	11-16-2045	200,000	239,116

Mylan NV	3.95	6-15-2026	700,000	728,393

Shire plc ADR	3.20	9-23-2026	560,000	582,461

				3,184,652

Industrials: 0.86%

Aerospace & Defense: 0.12%

Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	316,828

Machinery: 0.13%

Ingersoll-Rand Luxembourg Finance SA	4.50	3-21-2049	300,000	352,150

Professional Services: 0.13%

Thomson Reuters Corporation	4.30	11-23-2023	210,000	225,141

Thomson Reuters Corporation	5.85	4-15-2040	94,000	115,083

				340,224

Road & Rail: 0.16%

Canadian National Railway Company	6.20	6-1-2036	140,000	205,403

Canadian Pacific Railway Company	4.45	3-15-2023	140,000	150,488

Canadian Pacific Railway Company	5.95	5-15-2037	45,000	61,244

				417,135

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  215

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Trading Companies & Distributors: 0.32%

AerCap Ireland Capital DAC	3.95%	2-1-2022	$520,000	$538,954

AerCap Ireland Capital DAC	4.63	10-30-2020	300,000	307,296

				846,250

Materials: 0.78%

Chemicals: 0.43%

LyondellBasell Industries NV	4.63	2-26-2055	350,000	369,202

Nutrien Limited	3.63	3-15-2024	200,000	210,427

Nutrien Limited	5.00	4-1-2049	200,000	238,750

Nutrien Limited	5.63	12-1-2040	140,000	172,149

Nutrien Limited	6.13	1-15-2041	115,000	146,206

				1,136,734

Metals & Mining: 0.35%

Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	208,353

Vale Overseas Limited	4.38	1-11-2022	140,000	144,725

Vale Overseas Limited	6.88	11-21-2036	382,000	476,545

Vale Overseas Limited	6.88	11-10-2039	91,000	114,775

				944,398

Total Yankee Corporate Bonds and Notes (Cost $41,541,782)				44,562,036

	Yield		Shares
Short-Term Investments: 0.40%

Investment Companies: 0.40%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04		1,061,057	1,061,057

Total Short-Term Investments (Cost $1,061,057)				1,061,057

Total investments in securities (Cost $241,599,479)	99.03%	262,796,455

Other assets and liabilities, net	0.97	2,565,586

Total net assets	100.00%	$265,362,041

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

LIBOR	London Interbank Offered Rate

REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

216  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	854,059	18,264,814	18,057,816	1,061,057	$0	$0	$13,158	$1,061,057	0.40%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  217

Portfolio of investments—August 31, 2019 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value
Agency Securities: 1.23%

FHLB	2.00%	9-9-2022	$200,000	$202,805

FHLB	2.13	6-9-2023	35,000	35,826

FHLB	2.26	10-4-2022	10,000	10,003

FHLB	2.52	10-9-2020	190,000	190,020

FHLB	2.75	12-13-2024	20,000	21,310

FHLMC	2.55	7-1-2024	35,000	35,011

FHLMC	3.25	6-9-2023	50,000	53,234

FNMA	1.38	10-7-2021	45,000	44,835

FNMA	1.50	11-30-2020	110,000	109,782

FNMA	1.88	9-24-2026	55,000	56,371

FNMA	2.13	4-24-2026	28,000	29,073

FNMA	2.63	9-6-2024	100,000	105,702

Total Agency Securities (Cost $871,247)				893,972

U.S. Treasury Securities: 98.33%

TIPS	0.13	4-15-2021	1,118,628	1,107,267

TIPS	0.13	1-15-2022	1,482,626	1,472,767

TIPS	0.13	4-15-2022	1,551,511	1,540,984

TIPS	0.13	7-15-2022	376,502	375,974

TIPS	0.13	1-15-2023	3,011,889	3,004,644

TIPS	0.13	7-15-2024	2,484,476	2,503,465

TIPS	0.13	7-15-2026	1,840,215	1,861,234

TIPS	0.25	1-15-2025	1,297,800	1,313,155

TIPS	0.25	7-15-2029	535,760	550,951

TIPS	0.38	7-15-2023	1,838,202	1,861,272

TIPS	0.38	7-15-2025	1,668,878	1,709,150

TIPS	0.38	1-15-2027	1,415,674	1,452,934

TIPS	0.38	7-15-2027	738,255	761,876

TIPS	0.50	4-15-2024	634,788	647,688

TIPS	0.50	1-15-2028	1,578,490	1,642,622

TIPS	0.63	7-15-2021	1,857,106	1,867,443

TIPS	0.63	4-15-2023	469,223	476,300

TIPS	0.63	1-15-2024	1,280,070	1,311,016

TIPS	0.63	1-15-2026	743,855	772,015

TIPS	0.75	7-15-2028	1,178,654	1,260,365

TIPS	0.88	1-15-2029	96,375	104,302

TIPS	1.13	1-15-2021	1,441,489	1,447,778

TIPS	1.75	1-15-2028	1,186,048	1,355,998

TIPS	2.00	1-15-2026	1,038,941	1,167,830

TIPS	2.38	1-15-2025	1,350,796	1,517,876

TIPS	2.38	1-15-2027	581,746	682,062

TIPS	2.50	1-15-2029	578,654	712,247

TIPS	3.63	4-15-2028	79,188	103,458

TIPS	3.88	4-15-2029	1,184,232	1,618,254

U.S. Treasury Bond	6.38	8-15-2027	125,000	170,952

U.S. Treasury Bond	6.88	8-15-2025	20,000	26,192

U.S. Treasury Note	1.13	7-31-2021	493,000	489,033

U.S. Treasury Note	1.13	9-30-2021	510,000	505,876

U.S. Treasury Note	1.25	10-31-2021	513,000	510,154

U.S. Treasury Note	1.25	7-31-2023	488,000	484,683

The accompanying notes are an integral part of these financial statements.

218  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Note ##	1.38%	10-31-2020	$510,000	$507,848

U.S. Treasury Note	1.38	4-30-2021	479,000	477,241

U.S. Treasury Note	1.38	6-30-2023	489,000	488,083

U.S. Treasury Note	1.38	8-31-2023	490,000	489,234

U.S. Treasury Note	1.38	9-30-2023	339,000	338,457

U.S. Treasury Note %%	1.38	8-31-2026	380,000	377,996

U.S. Treasury Note	1.50	3-31-2023	450,000	451,318

U.S. Treasury Note	1.50	8-15-2026	325,000	325,990

U.S. Treasury Note	1.63	8-15-2022	365,000	367,025

U.S. Treasury Note	1.63	4-30-2023	483,000	486,434

U.S. Treasury Note	1.63	5-31-2023	20,000	20,147

U.S. Treasury Note	1.63	10-31-2023	486,000	490,044

U.S. Treasury Note	1.63	2-15-2026	663,000	670,070

U.S. Treasury Note	1.63	5-15-2026	649,000	656,149

U.S. Treasury Note	1.75	10-31-2020	473,000	472,963

U.S. Treasury Note	1.75	2-28-2022	483,000	486,358

U.S. Treasury Note	1.75	3-31-2022	484,000	487,668

U.S. Treasury Note	1.75	5-31-2022	507,000	511,001

U.S. Treasury Note	1.75	6-30-2022	305,000	307,669

U.S. Treasury Note	1.75	9-30-2022	420,000	423,987

U.S. Treasury Note	1.75	1-31-2023	10,000	10,107

U.S. Treasury Note	1.75	5-15-2023	595,000	601,973

U.S. Treasury Note	1.88	2-28-2022	450,000	454,377

U.S. Treasury Note	1.88	4-30-2022	505,000	510,425

U.S. Treasury Note	1.88	8-31-2022	417,000	422,343

U.S. Treasury Note	1.88	8-31-2024	160,000	163,544

U.S. Treasury Note	1.88	7-31-2026	500,000	513,828

U.S. Treasury Note	2.00	9-30-2020	376,000	376,837

U.S. Treasury Note	2.00	11-30-2020	449,000	450,579

U.S. Treasury Note	2.00	5-31-2021	469,000	472,389

U.S. Treasury Note	2.00	10-31-2021	479,000	483,940

U.S. Treasury Note	2.00	2-15-2022	10,000	10,130

U.S. Treasury Note	2.00	7-31-2022	190,000	193,080

U.S. Treasury Note	2.00	11-30-2022	645,000	656,539

U.S. Treasury Note	2.00	2-15-2023	285,000	290,500

U.S. Treasury Note	2.00	4-30-2024	10,000	10,263

U.S. Treasury Note	2.00	5-31-2024	269,000	276,355

U.S. Treasury Note	2.00	6-30-2024	185,000	190,044

U.S. Treasury Note	2.00	2-15-2025	597,000	614,980

U.S. Treasury Note	2.00	8-15-2025	645,000	665,459

U.S. Treasury Note	2.00	11-15-2026	660,000	684,724

U.S. Treasury Note	2.13	1-31-2021	157,000	158,006

U.S. Treasury Note	2.13	12-31-2021	474,000	480,888

U.S. Treasury Note	2.13	12-31-2022	510,000	521,575

U.S. Treasury Note	2.13	2-29-2024	378,000	389,547

U.S. Treasury Note	2.13	5-15-2025	75,000	77,830

U.S. Treasury Note	2.25	3-31-2021	458,000	462,455

U.S. Treasury Note	2.25	7-31-2021	463,000	469,095

U.S. Treasury Note	2.25	12-31-2023	472,000	488,428

U.S. Treasury Note	2.25	1-31-2024	474,000	490,757

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  219

Portfolio of investments—August 31, 2019 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)

U.S. Treasury Note	2.25%	10-31-2024	$490,000	$510,213

U.S. Treasury Note	2.25	11-15-2024	385,000	400,896

U.S. Treasury Note	2.25	2-15-2027	580,000	612,489

U.S. Treasury Note	2.25	8-15-2027	480,000	508,069

U.S. Treasury Note	2.25	11-15-2027	650,000	688,721

U.S. Treasury Note	2.38	12-31-2020	443,000	446,963

U.S. Treasury Note	2.38	5-15-2027	453,000	483,117

U.S. Treasury Note	2.50	12-31-2020	595,000	601,345

U.S. Treasury Note	2.50	1-15-2022	585,000	598,734

U.S. Treasury Note	2.50	8-15-2023	544,000	566,504

U.S. Treasury Note	2.63	11-15-2020	275,000	277,933

U.S. Treasury Note	2.63	12-31-2023	595,000	624,982

U.S. Treasury Note	2.63	3-31-2025	345,000	366,994

U.S. Treasury Note	2.63	1-31-2026	445,000	476,811

U.S. Treasury Note	2.75	11-30-2020	585,000	592,472

U.S. Treasury Note	2.75	9-15-2021	560,000	573,847

U.S. Treasury Note	2.75	8-31-2023	510,000	536,138

U.S. Treasury Note	2.75	11-15-2023	16,000	16,863

U.S. Treasury Note	2.88	4-30-2025	470,000	506,645

U.S. Treasury Note	2.88	5-31-2025	490,000	528,683

U.S. Treasury Note	2.88	11-30-2025	125,000	135,615

U.S. Treasury Note	2.88	8-15-2028	390,000	434,880

U.S. Treasury Note	3.13	11-15-2028	480,000	546,694

U.S. Treasury Note	6.00	2-15-2026	146,000	186,863

U.S. Treasury Note	6.50	11-15-2026	30,000	40,322

U.S. Treasury Note	6.75	8-15-2026	220,000	297,077

U.S. Treasury Note	8.00	11-15-2021	331,000	376,862

U.S. Treasury Note	8.13	5-15-2021	309,000	342,555

U.S. Treasury Note	8.13	8-15-2021	300,000	337,547

Total U.S. Treasury Securities (Cost $69,507,528)				71,433,330

	Yield		Shares
Short-Term Investments: 0.10%

Investment Companies: 0.10%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04		71,173	71,173

Total Short-Term Investments (Cost $71,173)				71,173

Total investments in securities (Cost $70,449,948)	99.66%	72,398,475

Other assets and liabilities, net	0.34	245,726

Total net assets	100.00%	$72,644,201

##	All or a portion of this security is segregated for when-issued securites.

%%	The security is purchased on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

220  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

Abbreviations:

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

TIPS	Treasury inflation-protected securities

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	140,309	3,733,598	3,802,734	71,173	$0	$0	$2,110	$71,173	0.10%

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  221

Portfolio of investments—August 31, 2019 (unaudited)

U.S. REIT PORTFOLIO

	Shares	Value
Common Stocks: 99.68%

Real Estate: 99.68%

Equity REITs: 99.68%

Acadia Realty Trust	2,710	$74,118

Alexander & Baldwin Incorporated	2,227	50,976

Alexandria Real Estate Equities Incorporated	3,909	585,725

American Assets Trust Incorporated	1,615	75,679

American Campus Communities Incorporated	4,820	224,034

American Finance Trust Incorporated REIT	3,503	41,931

American Homes 4 Rent Class A	8,792	224,899

Americold Realty Trust	6,496	236,584

Apartment Investment & Management Company Class A	5,012	255,612

Apple Hospitality REIT Incorporated	7,082	112,816

AvalonBay Communities Incorporated	4,696	998,182

Boston Properties Incorporated	5,182	665,472

Brandywine Realty Trust	5,818	83,488

Brixmor Property Group Incorporated	9,861	181,738

Brookfield Property REIT Class A	3,016	56,761

Camden Property Trust	3,207	347,158

Chesapeake Lodging Trust	2,012	51,809

Colony Capital Incorporated	15,384	69,228

Columbia Property Trust Incorporated	3,899	83,400

CoreCivic Incorporated	4,147	70,292

Corporate Office Properties Trust	3,747	108,251

Cousins Properties Incorporated	5,079	176,241

CubeSmart	6,352	227,973

DiamondRock Hospitality	6,631	62,796

Digital Realty Trust Incorporated	7,411	916,222

Douglas Emmett Incorporated	5,389	227,416

Duke Realty Corporation	12,090	402,234

Easterly Government Properties Incorporated	2,295	47,162

EastGroup Properties Incorporated	1,188	147,930

Empire State Realty Trust Incorporated	6,079	85,471

Equity Commonwealth	3,922	132,015

Equity Lifestyle Properties Incorporated	2,747	370,076

Equity Residential	12,275	1,040,429

Essential Properties Realty	2,518	57,184

Essex Property Trust Incorporated	2,156	692,637

Extra Space Storage Incorporated	4,169	508,284

Federal Realty Investment Trust	2,485	321,087

First Industrial Realty Trust Incorporated	4,198	163,512

Gaming and Leisure Properties Incorporated	7,004	273,996

HCP Incorporated	16,138	560,150

Healthcare Realty Trust Incorporated	4,343	144,318

Healthcare Trust of America Incorporated Class A	7,068	200,448

Highwoods Properties Incorporated	3,295	142,377

Hospitality Properties Trust	5,445	131,442

Host Hotels & Resorts Incorporated	24,714	396,413

Hudson Pacific Properties Incorporated	5,117	173,978

Industrial Logistics Properties Trust	2,137	45,710

The accompanying notes are an integral part of these financial statements.

222  |  Wells Fargo Funds

Portfolio of investments—August 31, 2019 (unaudited)

U.S. REIT PORTFOLIO

	Shares	Value

Equity REITs (continued)

Innovative Industrial Properties Incorporated	390	$34,772

Invitation Homes Incorporated	14,304	411,383

Iron Mountain Incorporated	9,665	307,830

JBG Smith Properties	4,260	162,988

Kilroy Realty Corporation	3,299	256,860

Kimco Realty Corporation	13,546	248,975

Kite Realty Group Trust	2,745	39,226

Lamar Advertising Company Class A	2,883	220,982

Liberty Property Trust	4,913	256,066

Life Storage Incorporated	1,556	164,874

LTC Properties Incorporated	1,324	64,611

Mack-Cali Realty Corporation	2,671	54,408

Mid-America Apartment Communities Incorporated	3,862	489,238

National Health Investors Incorporated	1,416	117,471

National Storage Affiliates Trust	1,865	62,403

NorthStar Realty Europe Corporation	1,494	25,293

Office Properties Income Trust	1,525	41,343

Outfront Media Incorporated	4,731	130,008

Paramount Group Incorporated	6,933	91,377

Park Hotels & Resorts Incorporated	6,716	158,162

Pebblebrook Hotel Trust	4,288	115,647

Pennsylvania REIT	1,861	9,566

Piedmont Office Realty Trust Incorporated Class A	4,170	82,316

Prologis Incorporated	21,287	1,780,019

PS Business Parks Incorporated	675	121,237

Public Storage Incorporated	5,106	1,351,762

Regency Centers Corporation	5,521	356,160

Retail Opportunity Investment Corporation	3,725	65,225

Rexford Industrial Realty Incorporated	3,531	156,035

RLJ Lodging Trust	5,681	92,089

RPT Realty	2,568	30,559

Ryman Hospitality Properties Incorporated	1,548	123,314

SBA Communications Corporation	3,763	987,524

Senior Housing Properties Trust	7,766	65,933

Seritage Growth Property Class A	1,115	43,585

Simon Property Group Incorporated	9,985	1,487,166

SITE Centers Corporation	4,540	62,924

SL Green Realty Corporation	2,747	220,364

STAG Industrial Incorporated	4,274	124,288

Summit Hotel Properties Incorporated	3,447	38,469

Sun Communities Incorporated	2,992	442,218

Sunstone Hotel Investors Incorporated	7,623	100,166

Tanger Factory Outlet Centers Incorporated	3,013	42,604

Taubman Centers Incorporated	1,927	75,249

Terreno Realty Corporation	2,098	106,075

The Geo Group Incorporated	4,088	70,150

The Macerich Company	4,577	130,582

UDR Incorporated	9,379	451,880

Uniti Group Incorporated	5,656	41,798

Universal Health Realty Income Trust	428	41,383

Urban Edge Properties	3,859	67,571

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  223

Portfolio of investments—August 31, 2019 (unaudited)

U.S. REIT PORTFOLIO

		Shares	Value

Equity REITs (continued)

Ventas Incorporated		12,493	$916,861

VICI Properties Incorporated		15,887	352,056

Vornado Realty Trust		5,844	353,387

Washington Prime Group Incorporated		5,949	19,215

Washington REIT		2,675	70,861

Weingarten Realty Investors		4,020	106,490

Welltower Incorporated		13,845	1,239,958

Xenia Hotels & Resorts Incorporated		3,750	75,788

Total Common Stocks (Cost $22,867,019)			27,602,398

	Yield
Short-Term Investments: 0.34%

Investment Companies: 0.34%

Wells Fargo Government Money Market Fund Select Class (l)(u)	2.04%	94,012	94,012

Total Short-Term Investments (Cost $94,012)			94,012

Total investments in securities (Cost $22,961,031)	100.02%	27,696,410

Other assets and liabilities, net	(0.02)	(4,865)

Total net assets	100.00%	$27,691,545

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	192,034	3,225,493	3,323,515	94,012	$0	$0	$1,242	$94,012	0.34%

The accompanying notes are an integral part of these financial statements.

224  |  Wells Fargo Funds

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Statements of assets and liabilities—August 31, 2019 (unaudited)

	Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Emerging Markets Bond Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$607,653,396	$43,084,095
Investments in affiliated securities, at value (see cost below)	98,389	267,991
Cash	0	0
Segregated cash for futures contracts	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	32,277,441	718,465
Receivable for dividends and interest	2,939,013	615,824
Receivable for daily variation margin on open futures contracts	0	0
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	0	0

Total assets	642,968,239	44,686,375

Liabilities
Payable for investments purchased	33,771,091	688,801
Advisory fee payable	22,625	3,590
Trustees’ fees and expenses payable	1,476	1,476
Unrealized losses on forward foreign currency contracts	0	0
Payable for daily variation margin on open futures contracts	0	0
Custodian and accounting fees payable	142,881	0
Professional fees payable	57,883	22,311
Accrued expenses and other liabilities	17,544	34,817

Total liabilities	34,013,500	750,995

Total net assets	$608,954,739	$43,935,380

Investments in unaffiliated securities, at cost	$585,074,774	$42,636,353

Investments in affiliated securities, at cost	$98,389	$267,991

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

226  |  Wells Fargo Funds

Statements of assets and liabilities—August 31, 2019 (unaudited)

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio

$233,163,643	$639,813,765	$1,109,040,109	$250,062,588	$60,500,186	$11,219,101	$261,735,398
10,149,000	27,981,801	30,414,252	16,270,868	1,851,558	333,579	1,061,057
0	0	0	423	0	0	782,877
1,778,000	3,474,000	6,508,000	1,880,000	0	0	0
2,592,613	2,545,753	0	0	0	34,995	0
0	205,894	0	0	0	6,603,633	0
576,726	4,145,168	2,366,238	264,445	997,301	86,759	1,929,159
115,572	154,272	0	0	0	0	0
0	0	0	0	0	65,655	0
50,457	542,945	42,971	16,111	0	6,444	64,724

248,426,011	678,863,598	1,148,371,570	268,494,435	63,349,045	18,350,166	265,573,215

3,298	0	0	0	0	6,854,735	0
6,629	61,786	92,214	23,004	6,890	2,572	4,816
1,476	1,476	1,476	1,476	1,476	1,496	1,566
0	0	0	0	0	28,018	0
0	0	25,555	38,775	0	0	0
1,227,265	830,766	387,013	101,192	2,294	0	130,284
31,490	30,434	30,181	30,143	17,394	23,468	74,508
0	1,451	0	0	4,196	1,302	0

1,270,158	925,913	536,439	194,590	32,250	6,911,591	211,174

$247,155,853	$677,937,685	$1,147,835,131	$268,299,845	$63,316,795	$11,438,575	$265,362,041

$243,956,492	$624,731,791	$902,012,339	$245,409,033	$61,225,010	$10,942,089	$240,538,422

$10,149,000	$27,981,801	$30,414,252	$16,270,868	$1,851,558	$333,579	$1,061,057

$2,592,772	$2,547,476	$0	$0	$0	$36,194	$0

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  227

Statements of assets and liabilities—August 31, 2019 (unaudited)

	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$72,327,302	$27,602,398
Investments in affiliated securities, at value (see cost below)	71,173	94,012
Receivable for investments sold	1,183,930	0
Receivable for dividends and interest	249,669	12,800
Receivable from adviser	1,282	5,443
Prepaid expenses and other assets	1,196	29,682

Total assets	73,834,552	27,744,335

Liabilities
Payable for investments purchased	1,125,361	0
Trustees’ fees and expenses payable	1,476	1,476
Custodian and accounting fees payable	2,656	0
Professional fees payable	42,726	51,314
Accrued expenses and other liabilities	18,132	0

Total liabilities	1,190,351	52,790

Total net assets	$72,644,201	$27,691,545

Investments in unaffiliated securities, at cost	$70,378,775	$22,867,019

Investments in affiliated securities, at cost	$71,173	$94,012

The accompanying notes are an integral part of these financial statements.

228  |  Wells Fargo Funds

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Statements of operations—six months ended August 31, 2019 (unaudited)

	Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Emerging Markets Bond Portfolio

Investment income
Interest*	$7,672,085	$1,197,016
Income from affiliated securities	90,288	4,216
Dividends**	0	0

Total investment income	7,762,373	1,201,232

Expenses
Advisory fee	156,164	56,176
Custody and accounting fees	34,078	8,748
Professional fees	25,316	29,923
Shareholder report expenses	4,939	4,496
Trustees’ fees and expenses	10,046	10,046
Other fees and expenses	8,837	5,543

Total expenses	239,380	114,932
Less: Fee waivers and/or expense reimbursements	(39,001)	(36,107)

Net expenses	200,379	78,825

Net investment income	7,561,994	1,122,407

Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,239,025	(32,059)
Futures contracts	0	0
Forward foreign currency contracts	0	0
Foreign currency and foreign currency translations	0	0

Net realized gain (losses) on investments	1,239,025	(32,059)

Net change in unrealized gains (losses) on
Unaffiliated securities	33,385,058	1,794,702
Futures contracts	0	0
Forward foreign currency contracts	0	0
Foreign currency and foreign currency translations	0	0

Net change in unrealized gains (losses) on investments	33,385,058	1,794,702

Net realized and unrealized gains (losses) on investments	34,624,083	1,762,643

Net increase (decrease) in net assets resulting from operations	$42,186,077	$2,885,050

* Net of foreign interest withholding taxes in the amount of	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

230  |  Wells Fargo Funds

Statements of operations—six months ended August 31, 2019 (unaudited)

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	International Government Bond Portfolio	Investment Grade Corporate Bond Portfolio

$16,447	$21,143	$60,717	$17,770	$2,113,790	$75,260	$5,050,115
102,826	234,241	381,116	120,359	10,793	467	13,158
5,022,374	13,399,317	12,762,954	2,487,495	0	0	0

5,141,647	13,654,701	13,204,787	2,625,624	2,124,583	75,727	5,063,273

194,232	527,946	591,832	209,105	90,354	13,985	67,714
448,741	275,089	88,026	63,614	6,353	4,270	25,445
25,316	25,684	25,684	25,647	29,863	18,311	25,647
3,200	3,238	3,238	3,263	3,319	3,497	4,302
10,046	10,046	10,046	10,046	10,046	10,046	10,046
13,967	17,055	10,142	5,450	5,158	7,008	5,115

695,502	859,058	728,968	317,125	145,093	57,117	138,269
(196,268)	(184,294)	(76,177)	(71,002)	(38,294)	0	(42,101)

499,234	674,764	652,791	246,123	106,799	57,117	96,168

4,642,413	12,979,937	12,551,996	2,379,501	2,017,784	18,610	4,967,105

(4,128,456)	(5,765,559)	24,944,175	(1,099,209)	(880,432)	483,446	2,131,896
10,811	840,118	3,284,833	45,341	0	0	0
0	0	0	0	0	(51,351)	0
(452,668)	16,045	0	0	0	4,649	0

(4,570,313)	(4,909,396)	28,229,008	(1,053,868)	(880,432)	436,744	2,131,896

(12,970,338)	534,947	26,169,313	(14,494,939)	1,760,877	193,337	21,001,262
(318,966)	(945,636)	(462,697)	(385,691)	0	0	0
0	0	0	0	0	74,442	0
690	(572)	0	0	0	(3,199)	0

(13,288,614)	(411,261)	25,706,616	(14,880,630)	1,760,877	264,580	21,001,262

(17,858,927)	(5,320,657)	53,935,624	(15,934,498)	880,445	701,324	23,133,158

$(13,216,514)	$7,659,280	$66,487,620	$(13,554,997)	$2,898,229	$719,934	$28,100,263

$0	$0	$0	$0	$529	$4,218	$0
$733,843	$1,537,976	$24,184	$75	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  231

Statements of operations—six months ended August 31, 2019 (unaudited)

	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

Investment income
Interest	$1,170,140	$0
Income from affiliated securities	2,110	1,242
Dividends	0	777,378

Total investment income	1,172,250	778,620

Expenses
Advisory fee	18,599	19,975
Custody and accounting fees	5,434	15,038
Professional fees	25,647	22,156
Shareholder report expenses	4,709	2,766
Trustees’ fees and expenses	10,046	10,046
Other fees and expenses	4,022	4,222

Total expenses	68,457	74,203
Less: Fee waivers and/or expense reimbursements	(28,157)	(36,878)

Net expenses	40,300	37,325

Net investment income	1,131,950	741,295

Realized and unrealized gains (losses) on investments
Net realized gains on investments	156	2,063,652
Net change in unrealized gains (losses) on investments	2,657,987	469,329

Net realized and unrealized gains (losses) on investments	2,658,143	2,532,981

Net increase in net assets resulting from operations	$3,790,093	$3,274,276

The accompanying notes are an integral part of these financial statements.

232  |  Wells Fargo Funds

Statements of changes in net assets

	Bloomberg Barclays US Aggregate ex-Corporate Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$7,561,994	$19,677,785
Net realized gains (losses) on investments	1,239,025	(11,621,062)
Net change in unrealized gains (losses) on investments	33,385,058	15,499,429

Net increase in net assets resulting from operations	42,186,077	23,556,152

Capital transactions
Transactions in investors’ beneficial interests
Contributions	22,573,485	133,856,823
Withdrawals	(67,544,226)	(572,102,499)

Net decrease in net assets resulting from capital transactions	(44,970,741)	(438,245,676)

Total decrease in net assets	(2,784,664)	(414,689,524)

Net assets
Beginning of period	611,739,403	1,026,428,927

End of period	$608,954,739	$611,739,403

The accompanying notes are an integral part of these financial statements.

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Statements of changes in net assets

	Emerging Markets Bond Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$1,122,407	$2,825,982
Net realized losses on investments	(32,059)	(2,373,659)
Net change in unrealized gains (losses) on investments	1,794,702	226,207

Net increase in net assets resulting from operations	2,885,050	678,530

Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,686,454	15,122,153
Withdrawals	(4,732,296)	(46,658,191)

Net decrease in net assets resulting from capital transactions	(3,045,842)	(31,536,038)

Total decrease in net assets	(160,792)	(30,857,508)

Net assets
Beginning of period	44,096,172	74,953,680

End of period	$43,935,380	$44,096,172

The accompanying notes are an integral part of these financial statements.

234  |  Wells Fargo Funds

Statements of changes in net assets

	Factor Enhanced Emerging Markets Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$4,642,413	$7,123,928
Net realized losses on investments	(4,570,313)	(27,844,608)
Net change in unrealized gains (losses) on investments	(13,288,614)	(17,615,861)

Net decrease in net assets resulting from operations	(13,216,514)	(38,336,541)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	20,383,610	94,308,309
Withdrawals	(16,635,834)	(162,925,681)

Net increase (decrease) in net assets resulting from capital transactions	3,747,776	(68,617,372)

Total decrease in net assets	(9,468,738)	(106,953,913)

Net assets
Beginning of period	256,624,591	363,578,504

End of period	$247,155,853	$256,624,591

The accompanying notes are an integral part of these financial statements.

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Statements of changes in net assets

	Factor Enhanced International Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$12,979,937	$28,525,291
Net realized losses on investments	(4,909,396)	(28,540,454)
Net change in unrealized gains (losses) on investments	(411,261)	(33,623,117)

Net increase (decrease) in net assets resulting from operations	7,659,280	(33,638,280)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	17,814,554	104,744,531
Withdrawals	(45,520,763)	(510,735,440)

Net decrease in net assets resulting from capital transactions	(27,706,209)	(405,990,909)

Total decrease in net assets	(20,046,929)	(439,629,189)

Net assets
Beginning of period	697,984,614	1,137,613,803

End of period	$677,937,685	$697,984,614

The accompanying notes are an integral part of these financial statements.

236  |  Wells Fargo Funds

Statements of changes in net assets

	Factor Enhanced Large Cap Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$12,551,996	$33,328,397
Net realized gains on investments	28,229,008	121,046,659
Net change in unrealized gains (losses) on investments	25,706,616	(51,351,040)

Net increase in net assets resulting from operations	66,487,620	103,024,016

Capital transactions
Transactions in investors’ beneficial interests
Contributions	12,857,286	148,666,933
Withdrawals	(105,057,365)	(987,981,319)

Net decrease in net assets resulting from capital transactions	(92,200,079)	(839,314,386)

Total decrease in net assets	(25,712,459)	(736,290,370)

Net assets
Beginning of period	1,173,547,590	1,909,837,960

End of period	$1,147,835,131	$1,173,547,590

The accompanying notes are an integral part of these financial statements.

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Statements of changes in net assets

	Factor Enhanced Small Cap Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$2,379,501	$4,775,578
Net realized gains (losses) on investments	(1,053,868)	32,272,918
Net change in unrealized gains (losses) on investments	(14,880,630)	(6,095,947)

Net increase (decrease) in net assets resulting from operations	(13,554,997)	30,952,549

Capital transactions
Transactions in investors’ beneficial interests
Contributions	21,439,370	64,244,206
Withdrawals	(17,619,308)	(273,672,529)

Net increase (decrease) in net assets resulting from capital transactions	3,820,062	(209,428,323)

Total decrease in net assets	(9,734,935)	(178,475,774)

Net assets
Beginning of period	278,034,780	456,510,554

End of period	$268,299,845	$278,034,780

The accompanying notes are an integral part of these financial statements.

238  |  Wells Fargo Funds

Statements of changes in net assets

	High Yield Corporate Bond Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$2,017,784	$6,558,657
Net realized losses on investments	(880,432)	(3,427,913)
Net change in unrealized gains (losses) on investments	1,760,877	55,211

Net increase in net assets resulting from operations	2,898,229	3,185,955

Capital transactions
Transactions in investors’ beneficial interests
Contributions	3,262,274	14,575,719
Withdrawals	(30,152,792)	(60,910,365)

Net decrease in net assets resulting from capital transactions	(26,890,518)	(46,334,646)

Total decrease in net assets	(23,992,289)	(43,148,691)

Net assets
Beginning of period	87,309,084	130,457,775

End of period	$63,316,795	$87,309,084

The accompanying notes are an integral part of these financial statements.

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Statements of changes in net assets

	International Government Bond Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$18,610	$29,137
Net realized gains (losses) on investments	436,744	(428,746)
Net change in unrealized gains (losses) on investments	264,580	(76,796)

Net increase (decrease) in net assets resulting from operations	$719,934	(476,405)

Capital transactions
Transactions in investors’ beneficial interests
Contributions	0	1,004,217
Withdrawals	0	(5,171)

Net increase in net assets resulting from capital transactions	0	999,046

Total increase in net assets	719,934	522,641

Net assets
Beginning of period	10,718,641	10,196,000

End of period	$11,438,575	$10,718,641

The accompanying notes are an integral part of these financial statements.

240  |  Wells Fargo Funds

Statements of changes in net assets

	Investment Grade Corporate Bond Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$4,967,105	$13,756,980
Net realized gains (losses) on investments	2,131,896	(4,249,388)
Net change in unrealized gains (losses) on investments	21,001,262	(4,066,644)

Net increase in net assets resulting from operations	28,100,263	5,440,948

Capital transactions
Transactions in investors’ beneficial interests
Contributions	35,521,852	66,284,750
Withdrawals	(8,653,614)	(269,591,983)

Net decrease in net assets resulting from capital transactions	(26,868,238)	(203,307,233)

Total increase (decrease) in net assets	1,232,025	(197,866,285)

Net assets
Beginning of period	264,130,016	461,996,301

End of period	$265,362,041	$264,130,016

The accompanying notes are an integral part of these financial statements.

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Statements of changes in net assets

	Strategic Retirement Bond Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$1,131,950	$2,226,980
Net realized gains (losses) on investments	156	(1,315,845)
Net change in unrealized gains (losses) on investments	2,657,987	1,248,713

Net increase in net assets resulting from operations	3,790,093	2,159,848

Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,790,954	19,159,799
Withdrawals	(6,075,862)	(74,404,978)

Net decrease in net assets resulting from capital transactions	(4,284,908)	(55,245,179)

Total decrease in net assets	(494,815)	(53,085,331)

Net assets
Beginning of period	73,139,016	126,224,347

End of period	$72,644,201	$73,139,016

The accompanying notes are an integral part of these financial statements.

242  |  Wells Fargo Funds

Statements of changes in net assets

	U.S. REIT Portfolio
	Six months ended August 31, 2019 (unaudited)	Year ended February 28, 2019

Operations
Net investment income	$741,295	$1,656,997
Net realized gains on investments	2,063,652	1,717,011
Net change in unrealized gains (losses) on investments	469,329	7,122,923

Net increase in net assets resulting from operations	3,274,276	10,496,931

Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,079,839	9,516,600
Withdrawals	(20,229,352)	(42,660,330)

Net decrease in net assets resulting from capital transactions	(19,149,513)	(33,143,730)

Total decrease in net assets	(15,875,237)	(22,646,799)

Net assets
Beginning of period	43,566,782	66,213,581

End of period	$27,691,545	$43,566,782

The accompanying notes are an integral part of these financial statements.

Wells Fargo Funds  |  243

Financial highlights

	Ratio to average net assets (annualized)			Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses	Net expenses

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Six months ended August 31, 2019 (unaudited)	2.41%	0.08%	0.06%	7.09%	26%
Year ended February 28, 2019	2.38%	0.08%	0.07%	3.23%	72%
Year ended February 28, 2018[2]	2.03%	0.08%	0.07%	(1.39)%	221%

Emerging Markets Bond Portfolio
Six months ended August 31, 2019 (unaudited)	4.98%	0.51%	0.35%	6.74%	20%
Year ended February 28, 2019	4.70%	0.44%	0.40%	2.84%	38%
Year ended February 28, 2018[2]	4.19%	0.44%	0.43%	0.62%	174%

Factor Enhanced Emerging Markets Portfolio
Six months ended August 31, 2019 (unaudited)	3.58%	0.54%	0.38%	(5.37)%	32%
Year ended February 28, 2019	2.33%	0.58%	0.45%	(11.16)%	81%
Year ended February 28, 2018[2]	1.56%	0.49%	0.49%	13.43%	136%

Factor Enhanced International Portfolio
Six months ended August 31, 2019 (unaudited)	3.68%	0.24%	0.19%	1.02%	27%
Year ended February 28, 2019	3.03%	0.23%	0.20%	(2.91)%	47%
Year ended February 28, 2018[2]	1.74%	0.21%	0.21%	8.99%	106%

Factor Enhanced Large Cap Portfolio
Six months ended August 31, 2019 (unaudited)	2.12%	0.12%	0.11%	5.81%	15%
Year ended February 28, 2019	2.09%	0.12%	0.11%	7.60%	23%
Year ended February 28, 2018[2]	1.94%	0.12%	0.12%	11.92%	75%

Factor Enhanced Small Cap Portfolio
Six months ended August 31, 2019 (unaudited)	1.70%	0.23%	0.18%	(5.08)%	22%
Year ended February 28, 2019	1.29%	0.21%	0.19%	7.05%	37%
Year ended February 28, 2018[2]	1.23%	0.19%	0.19%	8.75%	85%

High Yield Corporate Bond Portfolio
Six months ended August 31, 2019 (unaudited)	5.57%	0.40%	0.29%	3.85%	20%
Year ended February 28, 2019	6.06%	0.34%	0.32%	3.70%	47%
Year ended February 28, 2018[2]	5.36%	0.37%	0.37%	0.49%	122%

International Government Bond Portfolio
Six months ended August 31, 2019 (unaudited)	0.33%	1.02%	1.02%	6.78%	113%
Year ended February 28, 2019	0.28%	1.10%	1.10%	(4.67)%	276%
Year ended February 28, 2018[3]	(0.18)%	1.69%	1.69%	1.95%	224%

Investment Grade Corporate Bond Portfolio
Six months ended August 31, 2019 (unaudited)	3.66%	0.10%	0.07%	11.11%	10%
Year ended February 28, 2019	3.74%	0.09%	0.08%	2.29%	25%
Year ended February 28, 2018[2]	3.48%	0.08%	0.08%	(0.12)%	61%

Strategic Retirement Bond Portfolio
Six months ended August 31, 2019 (unaudited)	3.03%	0.18%	0.11%	5.30%	18%
Year ended February 28, 2019	2.23%	0.16%	0.14%	2.47%	23%
Year ended February 28, 2018[2]	1.45%	0.17%	0.17%	(1.40)%	193%

U.S. REIT Portfolio
Six months ended August 31, 2019 (unaudited)	3.69%	0.37%	0.19%	8.42%	7%
Year ended February 28, 2019	2.91%	0.26%	0.23%	19.52%	20%
Year ended February 28, 2018[2]	2.53%	0.33%	0.32%	(8.74)%	51%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the period from May 23, 2017 (commencement of operations) to February 28, 2018

[3]	For the period from August 16, 2017 (commencement of operations) to February 28, 2018

The accompanying notes are an integral part of these financial statements.

244  |  Wells Fargo Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (“Bloomberg Barclays US Aggregate ex-Corporate Portfolio”), Wells Fargo Emerging Markets Bond Portfolio (“Emerging Markets Bond Portfolio”), Wells Fargo Factor Enhanced Emerging Markets Portfolio (“Factor Enhanced Emerging Markets Portfolio”), Wells Fargo Factor Enhanced International Portfolio (“Factor Enhanced International Portfolio”), Wells Fargo Factor Enhanced Large Cap Portfolio (“Factor Enhanced Large Cap Portfolio”), Wells Fargo Factor Enhanced Small Cap Portfolio (“Factor Enhanced Small Cap Portfolio”), Wells Fargo High Yield Corporate Bond Portfolio (“High Yield Corporate Bond Portfolio”), Wells Fargo International Government Bond Portfolio (“International Government Bond Portfolio”), Wells Fargo Investment Grade Corporate Bond Portfolio (“Investment Grade Corporate Bond Portfolio”), Wells Fargo Strategic Retirement Bond Portfolio (“Strategic Retirement Bond Portfolio”), and Wells Fargo U.S. REIT Portfolio (“U.S. REIT Portfolio”) (each, a “Portfolio”, collectively, the “Porfolios”). Each Portfolio is a diversified series of the Trust and is structured as a partnership for federal income tax purposes.

The Portfolios offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolios’ Valuation Procedures.

Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2019, such fair value pricing was used in pricing certain foreign securities in Factor Enhanced Emerging Markets Portfolio.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has

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Notes to financial statements (unaudited)

delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of each Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

Each Portfolio may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Portfolio has no rights against the issuer of the underlying foreign security and participation notes expose the Portfolio to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a

246  |  Wells Fargo Funds

Notes to financial statements (unaudited)

clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statements of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statements of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2019, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$584,879,424	$22,998,006	$(125,645)	$22,872,361

Emerging Markets Bond Portfolio	42,909,195	2,670,445	(2,227,554)	442,891

Factor Enhanced Emerging Markets Portfolio	253,627,982	16,311,096	(27,108,952)	(10,797,856)

Factor Enhanced International Portfolio	653,349,346	61,261,358	(47,725,059)	13,536,299

Factor Enhanced Large Cap Portfolio	931,978,397	252,586,940	(45,708,886)	206,878,054

Factor Enhanced Small Cap Portfolio	273,407,723	35,298,703	(42,879,375)	(7,580,672)

High Yield Corporate Bond Portfolio	63,322,179	1,363,453	(2,333,888)	(970,435)

International Government Bond Portfolio	11,296,459	397,891	(104,033)	293,858

Investment Grade Corporate Bond Portfolio	241,599,479	21,320,996	(124,020)	21,196,976

Strategic Retirement Bond Portfolio	70,458,407	1,978,118	(38,050)	1,940,068

U.S. REIT Portfolio	23,150,524	5,586,309	(1,040,423)	4,545,886

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Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2019:

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Agency securities	$0	$237,303,149	$0	$237,303,149

Asset-backed securities	0	3,939,719	0	3,939,719

Municipal obligations	0	5,304,319	0	5,304,319

Non-agency mortgage-backed securities	0	9,773,989	0	9,773,989

U.S. Treasury securities	320,201,770	0	0	320,201,770

Yankee corporate bonds and notes	0	18,647,044	0	18,647,044

Yankee government bonds	0	12,483,406	0	12,483,406

Short-term investments

Investment companies	98,389	0	0	98,389

Total assets	$320,300,159	$287,451,626	$0	$607,751,785

Emerging Markets Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Yankee corporate bonds and notes	$0	$6,040,546	$0	$6,040,546

Yankee government bonds	0	37,043,549	0	37,043,549

Short-term investments

Investment companies	267,991	0	0	267,991

Total assets	$267,991	$43,084,095	$0	$43,352,086

248  |  Wells Fargo Funds

Notes to financial statements (unaudited)

Factor Enhanced Emerging Markets Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks

Belgium	$45,954	$0	$0	$45,954

Brazil	12,533,218	21,969	0	12,555,187

Chile	3,721,869	0	0	3,721,869

China	37,821,773	0	0	37,821,773

Columbia	865,465	0	0	865,465

Czech Republic	779,844	0	0	779,844

Egypt	613,410	0	0	613,410

Greece	916,934	0	0	916,934

Hong Kong	975,923	0	0	975,923

Hungary	1,115,765	0	0	1,115,765

India	34,472,684	25,792	44,706	34,543,182

Indonesia	7,249,565	12,585	0	7,262,150

Malaysia	7,297,020	0	0	7,297,020

Mexico	9,194,073	0	0	9,194,073

Netherlands	220,081	0	0	220,081

Philippines	6,315,938	163	30,591	6,346,692

Russia	14,859,130	0	0	14,859,130

South Africa	9,261,357	0	0	9,261,357

South Korea	31,925,707	0	0	31,925,707

Taiwan	29,865,521	0	0	29,865,521

Thailand	12,375,139	0	0	12,375,139

Turkey	482,688	1,640,585	0	2,123,273

Foreign corporate bonds and notes	0	3,280	0	3,280

Preferred stocks

Brazil	7,601,583	0	0	7,601,583

Chile	229,267	0	0	229,267

Columbia	280,702	0	0	280,702

Russia	326,881	0	0	326,881

South Korea	11,836	0	0	11,836

Rights

Brazil	0	3,390	0	3,390

Warrants

Malaysia	0	9,898	0	9,898

Thailand	1,663	9,694	0	11,357

Short-term investments

Investment companies	10,149,000	0	0	10,149,000

Total assets	$241,509,990	$1,727,356	$75,297	$243,312,643

Liabilities

Futures contracts	$482,517	$0	$0	$482,517

Total liabilities	$482,517	$0	$0	$482,517

Wells Fargo Funds  |  249

Notes to financial statements (unaudited)

Factor Enhanced International Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks

Australia	$63,110,003	$0	$0	$63,110,003

Austria	1,694,803	0	0	1,694,803

Belgium	2,919,917	0	0	2,919,917

Canada	68,711,829	1,195,209	0	69,907,038

China	1,632,930	0	0	1,632,930

Denmark	14,475,743	0	0	14,475,743

Finland	7,730,705	0	0	7,730,705

France	35,226,677	0	0	35,226,677

Germany	28,957,317	0	0	28,957,317

Hong Kong	20,565,061	0	0	20,565,061

Ireland	9,176,762	0	0	9,176,762

Italy	8,973,328	0	0	8,973,328

Japan	140,849,863	0	0	140,849,863

Luxembourg	1,932,885	0	0	1,932,885

Netherlands	17,401,926	0	0	17,401,926

New Zealand	2,292,446	0	0	2,292,446

Norway	5,149,265	0	0	5,149,265

Pagua New Guinea	352,858	0	0	352,858

Poland	2,328,555	0	0	2,328,555

Portugal	640,458	0	0	640,458

Singapore	10,602,564	0	0	10,602,564

Spain	10,298,309	0	0	10,298,309

Sweden	17,596,705	0	0	17,596,705

Switzerland	70,291,552	0	0	70,291,552

Thailand	306,431	0	0	306,431

United Kingdom	93,262,629	0	0	93,262,629

Preferred stocks

Germany	2,137,035	0	0	2,137,035

Short-term investments

Investment companies	27,981,801	0	0	27,981,801

Total assets	$666,600,357	$1,195,209	$0	$667,795,566

Liabilities

Futures contracts	$909,921	$0	$0	$909,921

Total liabilities	$909,921	$0	$0	$909,921

250  |  Wells Fargo Funds

Notes to financial statements (unaudited)

Factor Enhanced Large Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks

Communication services	$102,252,466	$0	$0	$102,252,466

Consumer discretionary	106,941,121	0	0	106,941,121

Consumer staples	116,125,532	0	0	116,125,532

Energy	50,200,580	0	0	50,200,580

Financials	123,335,764	0	0	123,335,764

Health care	206,490,656	0	0	206,490,656

Industrials	129,497,617	0	0	129,497,617

Information technology	106,235,159	0	0	106,235,159

Materials	36,540,603	0	0	36,540,603

Real estate	70,376,909	0	0	70,376,909

Utilities	61,043,702	0	0	61,043,702

Short-term investments

Investment companies	30,414,252	0	0	30,414,252

Total assets	$1,139,454,361	$0	$0	$1,139,454,361

Liabilities

Futures contracts	$597,910	$0	$0	$597,910

Total liabilities	$597,910	$0	$0	$597,910

Factor Enhanced Small Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:

Common stocks

Communication services	$7,318,819	$0	$2,655	$7,321,474

Consumer discretionary	31,708,768	0	0	31,708,768

Consumer staples	10,217,873	0	0	10,217,873

Energy	5,889,700	0	0	5,889,700

Financials	54,146,140	0	0	54,146,140

Health care	28,794,900	0	0	28,794,900

Industrials	39,562,385	0	0	39,562,385

Information technology	28,384,286	0	0	28,384,286

Materials	10,035,860	0	0	10,035,860

Real estate	25,542,010	0	56,558	25,598,568

Utilities	8,398,474	0	0	8,398,474

Rights

Financials	0	0	2,952	2,952

Health care	0	0	1,208	1,208

Warrants

Energy	0	0	0	0

Short-term investments

Investment companies	16,270,868	0	0	16,270,868

Total assets	$266,270,083	$0	$63,373	$266,333,456

Liabilities

Futures contracts	$506,405	$0	$0	$506,405

Total liabilities	$506,405	$0	$0	$506,405

Wells Fargo Funds  |  251

Notes to financial statements (unaudited)

High Yield Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:
Corporate bonds and notes	$0	$52,368,551	$0	$52,368,551

Yankee corporate bonds and notes	0	8,131,635	0	8,131,635

Short-term investments

Investment companies	1,851,558	0	0	1,851,558

Total assets	$1,851,558	$60,500,186	$0	$62,351,744

International Government Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:
Foreign government bonds	$0	$11,219,101	$0	$11,219,101

Short-term investments

Investment companies	333,579	0	0	333,579

	333,579	11,219,101	0	11,552,680

Forward foreign currency contracts	0	65,655	0	65,655

Total assets	$0	$11,284,756	$0	$11,618,335

Liabilities

Forward foreign currency contracts	$0	$28,018	$0	$28,018

Total liabilities	$0	$28,018	$0	$28,018

Investment Grade Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:
Corporate bonds and notes	$0	$217,173,362	$0	$217,173,362

Yankee corporate bonds and notes	0	44,562,036	0	44,562,036

Short-term investments

Investment companies	1,061,057	0	0	1,061,057

Total assets	$1,061,057	$261,735,398	$0	$262,796,455

Strategic Retirement Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:
Agency securities	$0	$893,972	$0	$893,972

U.S. Treasury securities	71,433,330	0	0	71,433,330

Short-term investments

Investment companies	71,173	0	0	71,173

Total assets	$71,504,503	$893,972	$0	$72,398,475

252  |  Wells Fargo Funds

Notes to financial statements (unaudited)

U.S. REIT Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets

Investments in:
Common stocks

Real estate	$27,602,398	$0	$0	$27,602,398

Short-term investments

Investment companies	94,012	0	0	94,012

Total assets	$27,696,410	$0	$0	$27,696,410

Additional sector, industry or geographic detail for each Portfolio is included in the Portfolio of investments.

Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following each applicable Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statements of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.

For the six months ended August 31, 2019, the Portfolios, except Factor Enhanced Emerging Markets Portfolio, did not have any transfers into/out of Level 3. The Factor Enhanced Emerging Markets Portfolio had no material transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an advisory fee at the following annual rate based on the average daily net assets of each Portfolio.

Bloomberg Barclays US Aggregate ex-Corporate Portfolio Investment Grade Corporate Bond Portfolio Strategic Retirement Bond Portfolio	Average daily net assets	Advisory fee

	First $5 billion	0.05%

	Next $5 billion	0.04

	Over $10 billion	0.03

Emerging Markets Bond Portfolio High Yield Corporate Bond Portfolio International Government Bond Portfolio	Average daily net assets	Advisory fee

	First $5 billion	0.25%

	Next $5 billion	0.23

	Over $10 billion	0.21

Factor Enhanced Emerging Markets Portfolio Factor Enhanced International Portfolio Factor Enhanced Small Cap Portfolio	Average daily net assets	Advisory fee

	First $5 billion	0.15%

	Next $5 billion	0.13

	Over $10 billion	0.11

Factor Enhanced Large Cap Portfolio U.S. REIT Portfolio	Average daily net assets	Advisory fee

	First $5 billion	0.10%

	Next $5 billion	0.08

	Over $10 billion	0.06

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Notes to financial statements (unaudited)

For the six months ended August 31, 2019, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%

Emerging Markets Bond Portfolio	0.25

Factor Enhanced Emerging Markets Portfolio	0.15

Factor Enhanced International Portfolio	0.15

Factor Enhanced Large Cap Portfolio	0.10

Factor Enhanced Small Cap Portfolio	0.15

High Yield Corporate Bond Portfolio	0.25

International Government Bond Portfolio	0.25

Investment Grade Corporate Bond Portfolio	0.05

Strategic Retirement Bond Portfolio	0.05

U.S. REIT Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”) and Wells Fargo Asset Management (International) Limited (“WFAM (I) Limited”), each an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, as subadvisers. Prior to August 1, 2019, Wells Fargo Asset Management (International), LLC (“WFAM (I) LLC”) was the subadviser for Emerging Markets Bond Portfolio and International Government Bond Portfolio. Effective August 1, 2019, WFAM (I) LLC merged with WFAM (I) Limited and WFAM (I) Limited became the subadviser to these Portfolios. This transaction did not result in any changes to the services provided to these Portfolios or to the strategies or fees and expenses. The fee for sub-advisory services is borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

		Subadvisory fee

	Subadviser	starting at	declining to
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	WellsCap	0.04%	0.03%
Emerging Markets Bond Portfolio	WFAM (I) Limited	0.09	0.07
Factor Enhanced Emerging Markets Portfolio	WellsCap	0.08	0.05
Factor Enhanced International Portfolio	WellsCap	0.08	0.05
Factor Enhanced Large Cap Portfolio	WellsCap	0.06	0.04
Factor Enhanced Small Cap Portfolio	WellsCap	0.08	0.05
High Yield Corporate Bond Portfolio	WellsCap	0.09	0.07
International Government Bond Portfolio	WFAM (I) Limited	0.09	0.07
Investment Grade Corporate Bond Portfolio	WellsCap	0.04	0.03
Strategic Retirement Bond Portfolio	WellsCap	0.04	0.03
U.S. REIT Portfolio	WellsCap	0.06	0.04

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

254  |  Wells Fargo Funds

Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2019 were as follows:

	Purchases at cost		Sales proceeds

	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$149,908,427	$9,969,939	$159,062,630	$15,405,820

Emerging Markets Bond Portfolio	0	8,789,009	0	10,258,336

Factor Enhanced Emerging Markets Portfolio	0	82,345,974	0	77,478,864

Factor Enhanced International Portfolio	0	180,706,655	0	197,551,487

Factor Enhanced Large Cap Portfolio	0	164,931,324	0	222,428,401

Factor Enhanced Small Cap Portfolio	0	60,802,233	0	57,450,580

High Yield Corporate Bond Portfolio	0	13,372,983	0	38,880,605

International Government Bond Portfolio	0	12,330,669	0	12,389,991

Investment Grade Corporate Bond Portfolio	548,438	26,460,309	559,975	45,696,211

Strategic Retirement Bond Portfolio	13,425,689	0	17,175,875	71,150

U.S. REIT Portfolio	0	2,696,646	0	20,996,220

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2019, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio, and Factor Enhanced Small Cap Portfolio entered into futures contracts to gain market exposure. International Government Bond Portfolio entered into forward foreign currency contracts for economic hedging purposes.

The table below discloses the volume of the following Portfolio’s derivative activity during the six months ended August 31, 2019.

	Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	International Government Bond Portfolio

Futures contracts

Average notional balance on long futures	$12,662,280	26,365,718	$41,196,546	$12,285,445	N/A

Average notional balance on short futures	0	0	0	0	N/A

Forward foreign currency contracts

Average contract amounts to buy	N/A	N/A	N/A	N/A	$2,085,784

Average contract amounts to sell	N/A	N/A	N/A	N/A	2,040,936

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Portfolio have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the

Wells Fargo Funds  |  255

Notes to financial statements (unaudited)

Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:

	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets

International Government Bond Portfolio	State Street Bank	$65,655	$(28,018)	$0	$37,637

	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities

International Government Bond Portfolio	State Street Bank	$28,018	$(28,018)	$0	$0

7. BANK BORROWINGS

The Trust, along with Wells Fargo Variable Trust and Wells Fargo Funds Trust (excluding the money market funds), are parties to a $280,000,000 revolving credit agreement whereby each Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended August 31, 2019, there were no borrowings by each Portfolio under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of each Portfolio adopted the change in accounting policy which did not have a material impact to each Portfolio’s financial statements.

256  |  Wells Fargo Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, which is available by visiting the SEC website at sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Wells Fargo Funds  |  257

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

258  |  Wells Fargo Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee[3] (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy[4] (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

[3]	Michelle Rhee became Chief Legal Officer effective October 22, 2019.

[4]	Catherine Kennedy became Secretary effective October 22, 2019.

260  |  Wells Fargo Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT, ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, Wells Fargo International Government Bond Fund, Wells Fargo U.S. Core Bond Fund, Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio, Wells Fargo International Government Bond Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo High Yield Corporate Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”) must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the funds of Funds Trust identified in the table below (individually, an “Index Fund” and collectively, the “Index Funds”):

Index Fund

Wells Fargo Emerging Markets Bond Fund

Wells Fargo Factor Enhanced Emerging Markets Fund

Wells Fargo Factor Enhanced International Fund

Wells Fargo Factor Enhanced Large Cap Fund

Wells Fargo Factor Enhanced Small Cap Fund

Wells Fargo High Yield Corporate Bond Fund

Wells Fargo International Government Bond Fund

Wells Fargo U.S. Core Bond Fund

In addition, the Funds Trust Board reviewed and approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”) for the U.S. Core Bond Fund (the “Core Bond Fund Sub-Advisory Agreement”).

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Other information (unaudited)

At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”); and (ii) an investment sub-advisory agreement (each, a “Master Portfolio Sub-Advisory Agreement”, and collectively, the “Master Portfolio Sub-Advisory Agreements”) with the sub-adviser(s) identified in the chart below (each, a “Sub-Adviser”, and collectively, the “Sub-Advisers”) for the corresponding Master Portfolio identified in the chart:

Portfolio	Sub-Adviser

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio	WellsCap

Wells Fargo Factor Enhanced Emerging Markets Portfolio	WellsCap

Wells Fargo Emerging Markets Bond Portfolio	Wells Fargo Asset Management (International), LLC (“WFAM International”)

Wells Fargo Factor Enhanced International Portfolio	WellsCap

Wells Fargo Factor Enhanced Large Cap Portfolio	WellsCap

Wells Fargo Factor Enhanced Small Cap Portfolio	WellsCap

Wells Fargo International Government Bond Portfolio	WFAM International

Wells Fargo Investment Grade Corporate Bond Portfolio	WellsCap

Wells Fargo High Yield Corporate Bond Portfolio	WellsCap

Wells Fargo Strategic Retirement Bond Portfolio	WellsCap

Wells Fargo U.S. REIT Portfolio	WellsCap

The Index Funds and the Master Portfolios are collectively referred to as the “Funds.” The Management Agreement, the Core Bond Fund Sub-Advisory Agreement, the Master Portfolio Advisory Agreement and the Master Portfolio Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board noted that each of the Index Funds is a feeder fund that invests all of its assets in its corresponding Master Portfolio, with the exception of the U.S. Core Bond Fund, which invests in multiple Master Portfolios. Information provided to the Boards regarding the Index Funds is also applicable to the Master Portfolios identified above, as relevant.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

262  |  Wells Fargo Funds

Other information (unaudited)

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Subadvisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Boards received and reviewed information about Funds Management’s role as administrator of the Funds’ liquidity risk management program. The Boards also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Master Trust Board noted that each of the Master Portfolios replicates the performance of a proprietary index provided by an affiliate of Funds Management, except that the Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, the Emerging Markets Bond Portfolio and the Strategic Retirement Bond Portfolio track the performance of third-party indexes.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Investment performance and expenses

The Boards considered the investment performance results for each of the Master Portfolios for the one-year period ended December 31, 2018. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Master Portfolios (each, a “Universe”), and in comparison to each Master Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Boards noted that the investment performance of each Master Portfolio relative to its respective Universe was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, and Wells Fargo U.S. REIT Portfolio was higher than the average investment performance of such Master Portfolio’s respective Universe for the one-year period under review; and (ii) the investment performance of each of the Wells Fargo International Government Bond Portfolio and Wells Fargo High Yield Corporate Bond Portfolio was lower than the average investment performance of such Master Portfolio’s respective Universe for the one-year period under review. The Boards noted the short performance history of the Master Portfolios.

The Boards also noted that the investment performance of each Master Portfolio to its respective benchmark index was as follows: (i) the investment performance of each of the Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Credit Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio and Wells Fargo U.S. REIT Portfolio was higher than or in range of such Master Portfolio’s respective benchmark index for the one-year period under review; and (ii) the investment performance of each of the Wells Fargo International Government Bond Portfolio and Wells Fargo High Yield Corporate Bond Portfolio was lower than such Master Portfolio’s respective benchmark index for the one-year period under review.

The Funds Trust Board took note of the investment performance of the Master Portfolios in the context of reviewing the investment performance of the Index Funds.

The Funds Trust Board also received and considered information regarding the “zero fee and expense” structure of each Index Fund. Specifically, the Funds Trust Board noted that each Index Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, are zero. The Funds Trust Board also noted that Funds Management assumes and pays or reimburses all of the ordinary operating expenses of each Index Fund, including acquired fund fees and expenses, pursuant to an agreement with each of the Index Funds (the “Fee and Expense Agreement”). The Funds Trust Board further noted that Funds Management receives a fee from Wells Fargo Wealth

Wells Fargo Funds  |  263

Other information (unaudited)

and Investment Management (“WIM”) pursuant to an intercompany agreement equal to the Master Portfolio fees and expenses absorbed by Funds Management through its Fee and Expense Agreement with each of the Index Funds.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Funds’ expense information and the Master Portfolios’ performance information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board reviewed and considered that the contractual investment management fee rate payable by each Index Fund to Funds Management for investment management services zero, and also reviewed and considered that each Fund’s other expenses would normally be zero, because of Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of each Fund, including acquired fund fees and expenses, under the Fee and Expense Agreement. The Funds Trust Board also reviewed and considered that the contractual investment sub-advisory fee rate payable by Funds Management to WellsCap for investment sub-advisory services for the U.S. Core Bond Fund is also zero.

The Master Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Master Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than or in range of the median rate for the Master Portfolio’s expense Group.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Boards ascribed limited relevance to the allocation of the fees between them.

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of certain Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation received by Funds Management from WIM pursuant to the intercompany agreement, and the absence of compensation payable by the Funds to Funds Management pursuant to the Management Agreement or to WellsCap pursuant to the Core Bond Fund Sub-Advisory Agreement, was reasonable. Based on its consideration of the factors and information it deemed relevant, including those described here, the Master Trust Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates for each Master Portfolio were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Boards noted that the Sub-Advisers’ profitability information with respect to providing services to the Funds and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Boards did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Funds to be at a level that would prevent the Boards from approving the continuation of the Advisory Agreements.

264  |  Wells Fargo Funds

Other information (unaudited)

Economies of scale

The Boards received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Boards noted the existence of breakpoints in each Master Portfolio’s advisory fee structure and each Index Fund’s management fee structure, which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. The Boards considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Boards concluded that Funds Management’s arrangements with respect to the Funds, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap and WFAM International, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Management Agreement and the Core Bond Fund Sub-Advisory Agreement for a one-year period. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Portfolio Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation or the absence of compensation payable to Funds Management and to each of the Sub-Advisers was reasonable.

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405812 10-19

SII/SAR160 08-19

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	October 28, 2019

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 28, 2019